Citigroup Mortgage Loan Trust 2025-RP3 ABS-15G

Exhibit 99.1 - Schedule 3(a)

Loan Level Exception - Final Grades (Loan Grades)

																												FINAL CREDIT LOAN GRADES					FINAL COMPLIANCE LOAN GRADES					FINAL PROPERTY LOAN GRADES					FINAL OVERALL LOAN GRADES
AMC Loan ID	Customer Loan ID	EDGAR Loan ID	Borrower Name	Deal Number	Original Loan Amount	State	Note Date	Occupancy	Purpose	QM Status	Overall Grade	Credit Grade	Credit Exceptions	Credit Exception Information	Credit Exception Comments	Property Grade	Property Exceptions	Property Exception Information	Property Exception Comments	Compliance Grade	Compliance Exceptions	Compliance Exception Information	Compliance Exception Comments	Compliance Comp Factors	Compensating Factors	Subject to High Cost - Unable to Test	Disposition 2	DBRS	Fitch	Kroll	Moody's	S&P	DBRS	Fitch	Kroll	Moody's	S&P	DBRS	Fitch	Kroll	Moody's	S&P	DBRS	Fitch	Kroll	Moody's	S&P
XXXX	XXXX	CMLTI 2025-RP3_12077	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	3	3	[3] AUS Discrepancy / Guidelines Discrepancy - AUS/Guideline Findings: All conditions were not met [3] Income Documentation - Income documentation requirements not met. [3] Application / Processing - Missing Document: AUS not provided	UTD, Please provide AUS all pages, only early check results provided Please provide AUS all pages, only early check results provided	1	3	[3] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Non QM.
[3] Federal Compliance - Social Security Documentation: Qualified Mortgage (Dodd-Frank 2014): Social Security income documentation insufficient. (XXXXXXXXXXXSocial Security Benefit/Social Security)
[3] Federal Compliance - TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower.
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX015)
[2] Miscellaneous Compliance - (Doc Error) GFE Error: There is no evidence that the interest rate was locked prior to closing
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 802) Without Cure: RESPA (2010): 0% tolerance violation for 802 fee without evidence of sufficient cure provided.
[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 803) Without Cure: RESPA (2010): 0% tolerance violation for 803 fee without evidence of sufficient cure provided.
[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA: Initial GFE not provided to Borrower(s) within three (3) business days of Application Date.
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.
[2] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.
[2] Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Missing: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide "Right to Receive a Copy" appraisal disclosure to consumer.	Federal Compliance - Check Loan Designation Match - QM: Please provide AUS all pages, only early check results provided
Federal Compliance - Social Security Documentation: Please provide AUS all pages, only early check results provided	Federal Compliance - Check Loan Designation Match - QM: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

Federal Compliance - TIL-MDIA - Initial TIL Missing: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA (2010) - 0% Tolerance (Line 802) Without Cure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) - 0% Tolerance (Line 803) Without Cure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																								Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Missing: There is generally no Assignee Liability.			TILA ATR/QM	C	C	C	C	C	C	C	C	C	C	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_11935	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Income Documentation - REO Documents are missing.: Address: XXXXXXXXXXXXXXXXXXXXX Insurance Verification, Tax Verification [2] General - The Investor's qualifying total debt ratio is less than the QM qualifying total debt ratio.: Investor's qualifying DTI: XX.XX% QM qualifying DTI: XX.XX%	All components of the PITIA must be documented/verified. QM DTI due to ARM qualifying at the max rate in 5 years.	1	3	[3] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $80,498.21 is underdisclosed from calculated Finance Charge of $80,590.62 in the amount of $92.41.
[2] Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Finance charges under disclosed by $92.41 which exceeds the $35 tolerance for refinance transactions.
Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: Final GFE was dated XX/XX/XXXX (Note Date).	Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_11968	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Temporary SHQM (GSE/Agency Eligible)	3	1	1	3	[3] Federal Compliance - 2011 TIL-MDIA - Introductory Escrow Payment Inaccurate: Truth in Lending Act (MDIA 2011): The amount of taxes and insurance, including any mortgage insurance, on the Final TIL does not match the amount of taxes and insurance, including any mortgage insurance, for the loan.
[3] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Introductory Total Payment (PITI) Inaccurate: Truth in Lending Act (MDIA 2011):  Total payment amount (PITI) on the Final TIL does not match the total payment amount for the loan.
[2] Miscellaneous Compliance - (Doc Error) GFE Error: Interest rate available through date not provided.: GFE Date: XX/XX/XXXX Interest Rate Available Through Date is blank for GFE dated XX/XX/XXXX.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: Unable to test GFE Estimate Available Through Date due to missing information.
[2] Federal Compliance - RESPA (2010) – Written Service Provider List Missing: RESPA (2010):  Borrower not provided with list of service providers.
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule (Dodd-Frank 2014): List of Homeownership Counseling Organizations not provided to applicant within three (3) business days of application.
[2] Federal Compliance - RESPA -  Initial Escrow Account statement Inaccurate: RESPA: Initial escrow account statement does not match charges on HUD-1/Final Closing Disclosure.
[2] Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.	Federal Compliance - 2011 TIL-MDIA - Introductory Escrow Payment Inaccurate: The Final TIL reflects Taxes and Insurance escrows of $XXXX/month but the actual Tax and Insurance escrows are $XXXX.
Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Introductory Total Payment (PITI) Inaccurate: The Final TIL reflects Taxes and Insurance escrows of $XXXX/month but the actual Tax and Insurance escrows are $XXXX.
Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: List of Homeownership Counseling Organizations was not provided to borrower within 3 days of application
Federal Compliance - RESPA -  Initial Escrow Account statement Inaccurate: The Final TIL reflects Taxes and Insurance escrows of $XXXX/month but the actual Tax and Insurance escrows are $XXXX.
Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Servicing Disclosure Statement was provided to borrower at closing	Federal Compliance - 2011 TIL-MDIA - Introductory Escrow Payment Inaccurate: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Introductory Total Payment (PITI) Inaccurate: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) – Written Service Provider List Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA -  Initial Escrow Account statement Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																								Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	CMLTI 2025-RP3_11975	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX Disaster Name: XXXXX Disaster Declaration Date: XX/XX/XXXX [3] Income Documentation - REO Documents are missing.: Address: XXXXXXXXXXXXXXXXXXX Tax Verification	Tax verification not provided for XXXXXXXXX		1				2	[2] Federal Compliance - RESPA (2010) - 10% Tolerance Without Cure: RESPA (2010): 10% tolerance violation without evidence of sufficient cure provided. [2] Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.	Federal Compliance - RESPA (2010) - 10% Tolerance Without Cure: All GFE and HUD-1 fees confirmed Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Servicing Disclosure sent XX/XX/XXXX		Federal Compliance - RESPA (2010) - 10% Tolerance Without Cure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_11864	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	3	1	1	3	[3] Federal Compliance - TILA NMLSR - Individual Originator NMLS information on documents does not match NMLS website: Truth in Lending Act (NMLSR Dodd- Frank 2014): Individual Loan Originator NMLSR information on loan documents does not match NMLSR.
[2] Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:PrimaXX/XX/XXXX014)	Federal Compliance - TILA NMLSR - Individual Originator NMLS information on documents does not match NMLS website: Assignee Liability: Civil actions that may be brought against a creditor may be maintained against any assignee only if the violation is apparent on the face of the disclosure or other documents assigned, except where the assignment was voluntary. This civil liability may include $4,000, in the case of an individual transaction, or the lesser of $500,000 or 1% of the creditor's net worth in the case of a class action (effectiveXX/XX/XXXXthis amount increases to the lesser of $1,000,000 or 1%), as well as actual damages, court costs, and attorneys' fees. For an anti-steering violation, the creditor may also be liable in an amount equal to the sum of all finance charges and fees paid by the consumer, unless the creditor demonstrates the failure to comply is not material. Notwithstanding any other provision of law, when a creditor, assignee, or other holder or anyone acting on behalf of the creditor, assignee, or holder, initiates a judicial or nonjudicial foreclosure of the residential mortgage loan, or any other action to collect the debt in connection with such loan, a consumer may assert a violation as a matter of defense by recoupment or set off without regard for the time limit on a private action for damages.
EffectiveXX/XX/XXXX in addition to the aforementioned, the individual Loan Originator could be liable for statutory damages. The maximum liability is the greater of actual damages or 3 times the loan originator's compensation or gain, plus the cost to the consumer of the action. The Dodd-Frank Act extended the statute of limitations on TILA violations to 3 years from the date of the violation.

																								Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): There is generally no Assignee Liability.			TILA SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	CMLTI 2025-RP3_12034	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX Disaster Name: XXXXX Disaster Declaration Date: XX/XX/XXXX [3] General - Missing Document: HUD/CD (Asset) not provided	Please provide a Post Disaster Inspection dated after XX/XX/XXXXthe declared end date. Missing the Final Settlement statement for the borrowers departure residence.	1	3	[3] Federal Compliance - Final TIL APR Under/Over Disclosed By Greater Than 0.125%: Truth In Lending Act: Final TIL APR of 4.68900% is underdisclosed from calculated APR of 4.817XX outside of 0.125% tolerance.
[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $369,076.12 is underdisclosed from calculated Finance Charge of $377,070.47 in the amount of $7,994.35.
[3] Federal Compliance - 2011 TIL-MDIA - Introductory Escrow Payment Inaccurate: Truth in Lending Act (MDIA 2011):  The amount of taxes and insurance, including any mortgage insurance, on the Final TIL does not match the amount of taxes and insurance, including any mortgage insurance, for the loan.
[3] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Introductory Total Payment (PITI) Inaccurate: Truth in Lending Act (MDIA 2011):  Total payment amount (PITI) on the Final TIL does not match the total payment amount for the loan.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
[2] Federal Compliance - RESPA (2010) -  Initial Payment on Final HUD-1 Inaccurate: RESPA (2010): Initial payment on Final HUD-1 does not match actual payment on loan.
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.
[2] Federal Compliance - RESPA Disclosure - HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Itemization of amount financed disclosed a monthly MI payment of $256.16 and the documented amount is $360.11.
Federal Compliance - 2011 TIL-MDIA - Introductory Escrow Payment Inaccurate: Final TIL disclosed $864.93 monthly Escrow and the Calculated amount is $958.88.  Itemization of amount financed disclosed a monthly MI payment of $256.16 and the documented amount is $360.11.
Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Introductory Total Payment (PITI) Inaccurate: Itemization of amount financed disclosed a monthly MI payment of $256.16 and the documented amount is $360.11.
Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: Itemization of amount financed disclosed a monthly MI payment of $256.16 and the documented amount is $360.11.
Federal Compliance - RESPA (2010) - Initial Payment on Final HUD-1 Inaccurate: Itemization of amount financed disclosed a monthly MI payment of $256.16 and the documented amount is $360.11.	Federal Compliance - Final TIL APR Under/Over Disclosed By Greater Than 0.125%: TILA APR - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - 2011 TIL-MDIA - Introductory Escrow Payment Inaccurate: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Introductory Total Payment (PITI) Inaccurate: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Initial Payment on Final HUD-1 Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																								Federal Compliance - RESPA Disclosure - HUD Settlement Cost Booklet Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_12206	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX Disaster Name: XXXXX Disaster Declaration Date: XX/XX/XXXX			1				3	[3] Federal Compliance - TRID Revised Loan Estimate Timing Before Closing: TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on XX/XX/XXXX not received by borrower at least four (4) business days prior to closing. (InterXX/XX/XXXX016)	Federal Compliance - TRID Revised Loan Estimate Timing Before Closing: Missing evidence of borrowers receipt four (4) days prior to closing.		Federal Compliance - TRID Revised Loan Estimate Timing Before Closing: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_11965	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	3	3	[3] Insurance Analysis - Insufficient Coverage: Hazard insurance coverage amount is insufficient. [3] Application / Processing - Missing Document: AUS not provided [3] Credit Documentation - Missing Document: Credit Report not provided [2] Asset Calculation / Analysis - Available for Closing is insufficient to cover Cash From Borrower.: Documented qualifying Assets for Closing of $XXXX is less than Cash From Borrower $XXXX [2] Asset Calculation / Analysis - Available for Closing is insufficient to cover Cash From Borrower.	Missing AUS, used 1008 to complete AUS information. Borrower paid $375 POC Appraisal fee. A receipt or other evidence of the payment is missing.	1	3	[3] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Non QM.
[3] Federal Compliance - QM Employment History: Qualified Mortgage (Dodd-Frank 2014): Employment history requirement not met. (Hannah/Milstein/9903172)
[2] Federal Compliance - RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (2010) - Borrower did not receive a list of service providers at the time the Good Faith Estimate was provided.
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.
[2] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.
[2] Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Missing: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide "Right to Receive a Copy" appraisal disclosure to consumer.	Federal Compliance - Check Loan Designation Match - QM: Employment history is less than 2 years. No asset documentation to confirm Borrower paid $375 out of pocket for Appraisal.
Federal Compliance - QM Employment History: A complete two year history was not documented.
Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure was datedXX/XX/XXXX.	Federal Compliance - Check Loan Designation Match - QM: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

Federal Compliance - RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																								Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Missing: There is generally no Assignee Liability.			TILA ATR/QM	D	D	D	D	D	C	C	C	C	C	A	A	A	A	A	D	D	D	D	D
XXXX	XXXX	CMLTI 2025-RP3_12001	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Application / Processing - Missing Document: Loan Underwriting and Transmittal Summary (1008) / MCAW not provided [3] Insufficient Coverage - The Hazard Insurance Policy Effective Date is after closing.: Hazard Insurance Policy Effective Date XX/XX/XXXX, Disbursement Date: XX/XX/XXXX	1	3	[3] Federal Compliance - TILA NMLSR - Missing NMLS Information on 1003: Truth in Lending Act (NMLSR Dodd- Frank 2014): NMLSR information not present on loan application.
[3] Federal Compliance - TILA NMLSR - Individual Originator NMLS information on documents does not match NMLS website: Truth in Lending Act (NMLSR Dodd- Frank 2014): Individual Loan Originator NMLSR information on loan documents does not match NMLSR.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.
[2] Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide "Right to Receive a Copy" appraisal disclosure to applicant within three (3) business days of application or determination of first lien status.	Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA not disclosed within three business days	Federal Compliance - TILA NMLSR - Missing NMLS Information on 1003: Assignee Liability: Civil actions that may be brought against a creditor may be maintained against any assignee only if the violation is apparent on the face of the disclosure or other documents assigned, except where the assignment was voluntary. This civil liability may include $4,000, in the case of an individual transaction, or the lesser of $500,000 or 1% of the creditor's net worth in the case of a class action (effectiveXX/XX/XXXXthis amount increases to the lesser of $1,000,000 or 1%), as well as actual damages, court costs, and attorneys' fees. For an anti-steering violation, the creditor may also be liable in an amount equal to the sum of all finance charges and fees paid by the consumer, unless the creditor demonstrates the failure to comply is not material. Notwithstanding any other provision of law, when a creditor, assignee, or other holder or anyone acting on behalf of the creditor, assignee, or holder, initiates a judicial or nonjudicial foreclosure of the residential mortgage loan, or any other action to collect the debt in connection with such loan, a consumer may assert a violation as a matter of defense by recoupment or set off without regard for the time limit on a private action for damages.

EffectiveXX/XX/XXXX in addition to the aforementioned, the individual Loan Originator could be liable for statutory damages. The maximum liability is the greater of actual damages or 3 times the loan originator's compensation or gain, plus the cost to the consumer of the action. The Dodd-Frank Act extended the statute of limitations on TILA violations to 3 years from the date of the violation.

Federal Compliance - TILA NMLSR - Individual Originator NMLS information on documents does not match NMLS website: Assignee Liability:  Civil actions that may be brought against a creditor may be maintained against any assignee only if the violation is apparent on the face of the disclosure or other documents assigned, except where the assignment was voluntary.  This civil liability may include $4,000, in the case of an individual transaction, or the lesser of $500,000 or 1% of the creditor's net worth in the case of a class action (effectiveXX/XX/XXXXthis amount increases to the lesser of $1,000,000 or 1%), as well as actual damages, court costs, and attorneys' fees.  For an anti-steering violation, the creditor may also be liable in an amount equal to the sum of all finance charges and fees paid by the consumer, unless the creditor demonstrates the failure to comply is not material.  Notwithstanding any other provision of law, when a creditor, assignee, or other holder or anyone acting on behalf of the creditor, assignee, or holder, initiates a judicial or nonjudicial foreclosure of the residential mortgage loan, or any other action to collect the debt in connection with such loan, a consumer may assert a violation as a matter of defense by recoupment or set off without regard for the time limit on a private action for damages.
EffectiveXX/XX/XXXX in addition to the aforementioned, the individual Loan Originator could be liable for statutory damages. The maximum liability is the greater of actual damages or 3 times the loan originator's compensation or gain, plus the cost to the consumer of the action. The Dodd-Frank Act extended the statute of limitations on TILA violations to 3 years from the date of the violation.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																								Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: There is generally no Assignee Liability.			TILA SOL Expired	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_11943	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Investment	Purchase	N/A	2	2	[2] Credit Eligibility - Public Record Issue:: Credit Report: Original // Public Record Type: Collections / Balance: 725.00	DU required payoff at or prior to closing. Letter of Explanation from borrower indicating debt paid IN XXXX, but no evidence of payment provided in the loan file.		1				1							-	B	B	B	B	B	A	A	A	A	A	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	CMLTI 2025-RP3_12167	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX Disaster Name: XXXXXXXXXXXXXXX Disaster Declaration Date: XX/XX/XXXX	1	3	[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of $3,263.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (8304)
[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule (Dodd-Frank 2014): List of Homeownership Counseling Organizations not provided to applicant within three (3) business days of application.
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Tax Service Fee (Life Of Loan). Fee Amount of $83.00 exceeds tolerance of $81.00. Insufficient or no cure was provided to the borrower. (7580)	Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Transfer tax was not disclosed on the LE, but was disclosed as $3263.00 on the final CD. No valid COC was in the file for this change, nor evidence of cure at closing.
Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: An affiliate was used on this transaction; ABA was not signed by the borrower.
Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: Evidence of earlier borrower receipt was missing from the file.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Tax Service Fee was last disclosed as $81.00 on the LE, but was disclosed as $83.00 on the final CD. No valid COC was provided for this change, cure provided at closing.	REVIEWER - CURED COMMENT (2022-03-23): Cure for $2.00 was provided at closing.	Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																								Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_12143	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	3	1				1				3	[3] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (FinXX/XX/XXXX016)	Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Verification of earlier borrower receipt of the initial CD was missing from the file.		Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	CMLTI 2025-RP3_12868	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	3	3	[3] AUS Discrepancy / Guidelines Discrepancy - AUS/Guideline Findings: All conditions were not met
[3] Application / Processing - Missing Document: AUS not provided
[3] Income Documentation - The verification of employment is not within 10 business days of the Note.: Borrower: XXXXXXXXXXXXXXX// Employment Type: Employment / Income Type: Wages / Start Date: XX/XX/XXXX
[3] Income Documentation - The verification of employment is not within 10 business days of the Note.: Borrower: XXXXXXXXXXXXXXX // Employment Type: Employment / Income Type: Wages / Start Date: XX/XX/XXXX
[3] Income Documentation - The verification of employment is required and was not found in file.: Borrower: XXXXXXXXXXXXXXX// Employment Type: Employment / Income Type: Wages / Start Date: XX/XX/XXXX	The file is missing the required AUS used for approval File only contains early check results, missing AUS all pages	1	3	[3] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Non QM.
[3] Federal Compliance - NMLS - Missing Evidence of Initial Loan Application Date: Truth in Lending Act (NMLSR Dodd- Frank 2014): Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.
[3] Federal Compliance - Overtime Bonus 2Yr Calc: Qualified Mortgage (Dodd-Frank 2014): Use of Overtime/Bonus income for less than two (2) years not justified or documented in writing. (XXXXXXXXXXXXXXXXXXOvertime)
[3] Federal Compliance - QM DTI: Qualified Mortgage (Dodd-Frank 2014): Total Debt to Income Ratio exceeds XX% and the images do not provide evidence loan is eligible for purchase, guarantee or insurance by the appropriate agency.
[3] Federal Compliance - QM Employment History: Qualified Mortgage (Dodd-Frank 2014): Employment history requirement not met. (XXXXXXXXXXXX)
[3] Federal Compliance - QM Points and Fees: Qualified Mortgage (Dodd Frank 2014): Points and Fees on subject loan of XXXX% is in excess of the allowable maximum of  3.00000% of the Federal Total Loan Amount. Points and Fees total $XXXX on a Federal Total Loan Amount of $XXX,XXX vs. an allowable total of $XXXX (an overage of XXXX or XXXX%).
[3] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (InitiXX/XX/XXXX019)
[3] Federal Compliance - TRID Lender Credit Tolerance Violation: TILA-RESPA Integrated Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of $9,830.04  is less than amount of binding Lender Credit previously disclosed in the amount of $0.00. (9300)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Abstract / Title Search.  Fee Amount of $1,191.01 exceeds tolerance of $0.00.  Insufficient or no cure was provided to the borrower. (77163)
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX019)
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.	Federal Compliance - Check Loan Designation Match - QM: File is missing the required AUS with all pages, loan is defaulting to standard ATR/QM documentation requirements.
Federal Compliance - QM DTI: File is missing the required AUS with all pages, loan is defaulting to standard ATR/QM documentation requirements.
Federal Compliance - QM Employment History: Borrower's 1 and 2 both have less than 2 years on the job and no VOE for previous employment
Federal Compliance - QM Points and Fees: Loan is failing QM points and fees testing.  Please provide the undiscounted rate and undiscounted price to determine in any discount points may be excluded from testing.
Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: No earlier receipt found
Federal Compliance - TRID Lender Credit Tolerance Violation: No Tolerance cures noted on CD
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: No valid COC or cure provided	Federal Compliance - Check Loan Designation Match - QM: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

Federal Compliance - NMLS - Missing Evidence of Initial Loan Application Date: Assignee Liability:  Civil actions that may be brought against a creditor may be maintained against any assignee only if the violation is apparent on the face of the disclosure or other documents assigned, except where the assignment was voluntary.  This civil liability may include $4,000, in the case of an individual transaction, or the lesser of $500,000 or 1% of the creditor's net worth in the case of a class action (effectiveXX/XX/XXXXthis amount increases to the lesser of $1,000,000 or 1%), as well as actual damages, court costs, and attorneys' fees.  For an anti-steering violation, the creditor may also be liable in an amount equal to the sum of all finance charges and fees paid by the consumer, unless the creditor demonstrates the failure to comply is not material.  Notwithstanding any other provision of law, when a creditor, assignee, or other holder or anyone acting on behalf of the creditor, assignee, or holder, initiates a judicial or nonjudicial foreclosure of the residential mortgage loan, or any other action to collect the debt in connection with such loan, a consumer may assert a violation as a matter of defense by recoupment or set off without regard for the time limit on a private action for damages.

EffectiveXX/XX/XXXX in addition to the aforementioned, the individual Loan Originator could be liable for statutory damages. The maximum liability is the greater of actual damages or 3 times the loan originator's compensation or gain, plus the cost to the consumer of the action. The Dodd-Frank Act extended the statute of limitations on TILA violations to 3 years from the date of the violation.

Federal Compliance - QM DTI: Although this issue is subject to a 3 year SOL for affirmative claims under TILA, AMC does not adjust grading taking into account TILA SOL for exceptions under ATR, given the potential for enhanced damages when asserting an ability to repay defense in response to an action to collect a debt by recoupment or set-off.

Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Lender Credit Tolerance Violation: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.

																								Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA ATR/QM	C	C	C	C	C	C	C	C	C	C	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_12851	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	3	3	[3] Income Documentation - Income documentation requirements not met.
[3] Income Documentation - The verification of employment is not within 10 business days of the Note.: Borrower: XXXXXXXXXXXXXXX // Employment Type: Employment / Income Type: Wages / Start Date: XX/XX/XXXX
[3] Income Documentation - The verification of employment is required and was not found in file.: Borrower: XXXXXXXXXXXXXXX // Employment Type: Employment / Income Type: Wages / Start Date: XX/XX/XXXX
[2] Application / Processing - 1003 Error: Citizenship Source Documentation was not provided: Borrower: XXXXXXXXXXXXXXX, Borrower: XXXXXXXXXXXXXXX	UTD, file is missing the AUS	1	3	[3] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Non QM.
[3] Federal Compliance - Income Method of Calculation: Qualified Mortgage (Dodd-Frank 2014): The Method used to calculate the qualifying monthly income is not supported by the earnings history/trend. (XXXXXXXXXXXXXXXXXXXXXXXX)
[3] Federal Compliance - NMLS - Missing Evidence of Initial Loan Application Date: Truth in Lending Act (NMLSR Dodd- Frank 2014): Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.
[3] Federal Compliance - QM DTI: Qualified Mortgage (Dodd-Frank 2014): Total Debt to Income Ratio exceeds 43% and the images do not provide evidence loan is eligible for purchase, guarantee or insurance by the appropriate agency.
[3] Federal Compliance - S-Corp Income Documentation Test: Qualified Mortgage (Dodd-Frank 2014): Self-employed income documentation not sufficient (S-Corp). (XXXXXXXXXXXXXXXXXXXXXXXX)
[3] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (FinXX/XX/XXXX019)
[3] Federal Compliance - TRID Initial Loan Estimate Timing Electronically Provided: TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application. (InitiXX/XX/XXXX019)
[2] Federal Compliance - ECOA Appraisal Disclosure - ECOA Timing: ECOA - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure within 3 days of the loan application date.
[2] Federal Compliance - ECOA Appraisal - Appraisal Provided Prior to Date Performed: ECOA Valuations Rule (Dodd-Frank 2014): Date valuation provided to applicant is prior to the date when valuation was performed.  Unable to determine compliance with appraisal timing requirements. (Type:PrimaXX/XX/XXXX019)
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - QM Employment History - Current Employment Documentation lacks Date Info: Qualified Mortgage (Dodd-Frank 2014): Missing Employment Dates to verify two years current employment. (XXXXXXXXXXXXXXXXXXXXXXXX)
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.	Federal Compliance - Check Loan Designation Match - QM: Missing Documentation
Federal Compliance - QM DTI: Missing AUS
Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: No evidence of borrower receipt
Federal Compliance - ECOA Appraisal Disclosure - ECOA Timing: No evidence of borrower receipt
Federal Compliance - QM Employment History - Current Employment Documentation lacks Date Info: Missing VOEs for 2 year work history	Federal Compliance - Check Loan Designation Match - QM: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

Federal Compliance - NMLS - Missing Evidence of Initial Loan Application Date: Assignee Liability:  Civil actions that may be brought against a creditor may be maintained against any assignee only if the violation is apparent on the face of the disclosure or other documents assigned, except where the assignment was voluntary.  This civil liability may include $4,000, in the case of an individual transaction, or the lesser of $500,000 or 1% of the creditor's net worth in the case of a class action (effectiveXX/XX/XXXXthis amount increases to the lesser of $1,000,000 or 1%), as well as actual damages, court costs, and attorneys' fees.  For an anti-steering violation, the creditor may also be liable in an amount equal to the sum of all finance charges and fees paid by the consumer, unless the creditor demonstrates the failure to comply is not material.  Notwithstanding any other provision of law, when a creditor, assignee, or other holder or anyone acting on behalf of the creditor, assignee, or holder, initiates a judicial or nonjudicial foreclosure of the residential mortgage loan, or any other action to collect the debt in connection with such loan, a consumer may assert a violation as a matter of defense by recoupment or set off without regard for the time limit on a private action for damages.

EffectiveXX/XX/XXXX in addition to the aforementioned, the individual Loan Originator could be liable for statutory damages. The maximum liability is the greater of actual damages or 3 times the loan originator's compensation or gain, plus the cost to the consumer of the action. The Dodd-Frank Act extended the statute of limitations on TILA violations to 3 years from the date of the violation.

Federal Compliance - QM DTI: Although this issue is subject to a 3 year SOL for affirmative claims under TILA, AMC does not adjust grading taking into account TILA SOL for exceptions under ATR, given the potential for enhanced damages when asserting an ability to repay defense in response to an action to collect a debt by recoupment or set-off.

Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Initial Loan Estimate Timing Electronically Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA ATR/QM	C	C	C	C	C	C	C	C	C	C	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_12898	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	Safe Harbor QM	3	3	[3] AUS Discrepancy / Guidelines Discrepancy - AUS/Guideline Findings: All conditions were not met [3] Application / Processing - Missing Document: AUS not provided	File is missing final AUS; final 1008 showing AUS approved was used for review. File is missing final AUS; final 1008 showing AUS approved was used for review.	1	3	[3] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Safe Harbor QM.
[3] Federal Compliance - NMLS - Missing Evidence of Initial Loan Application Date: Truth in Lending Act (NMLSR Dodd- Frank 2014): Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.
[3] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (FinXX/XX/XXXX019)
[3] Federal Compliance - TRID Initial Loan Estimate Timing Electronically Provided: TILA-RESPA Integrated Disclosure: Loan Estimate not delivered to Borrower(s) within three (3) business days of application. Initial Loan Estimate dated XX/XX/XXXX was electronically provided without or prior to borrower's consent to receive electronic disclosures. Failure to comply with the provisions of the E-Sign Act and failure to provide good faith estimate of fees timely may result in additional fee tolerance violations. (InitiXX/XX/XXXX019)
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.	Federal Compliance - Check Loan Designation Match - QM: File is missing the required AUS with all pages, loan is defaulting to standard ATR/QM documentation requirements.
Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Closing Disclosure was not provided at least 3 business day's prior to closing
Federal Compliance - TRID Initial Loan Estimate Timing Electronically Provided: Loan Estimate dated XX/XX/XXXX was electronically signed without e-signed consent in file	Federal Compliance - Check Loan Designation Match - QM: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

Federal Compliance - NMLS - Missing Evidence of Initial Loan Application Date: Assignee Liability:  Civil actions that may be brought against a creditor may be maintained against any assignee only if the violation is apparent on the face of the disclosure or other documents assigned, except where the assignment was voluntary.  This civil liability may include $4,000, in the case of an individual transaction, or the lesser of $500,000 or 1% of the creditor's net worth in the case of a class action (effectiveXX/XX/XXXXthis amount increases to the lesser of $1,000,000 or 1%), as well as actual damages, court costs, and attorneys' fees.  For an anti-steering violation, the creditor may also be liable in an amount equal to the sum of all finance charges and fees paid by the consumer, unless the creditor demonstrates the failure to comply is not material.  Notwithstanding any other provision of law, when a creditor, assignee, or other holder or anyone acting on behalf of the creditor, assignee, or holder, initiates a judicial or nonjudicial foreclosure of the residential mortgage loan, or any other action to collect the debt in connection with such loan, a consumer may assert a violation as a matter of defense by recoupment or set off without regard for the time limit on a private action for damages.

EffectiveXX/XX/XXXX in addition to the aforementioned, the individual Loan Originator could be liable for statutory damages. The maximum liability is the greater of actual damages or 3 times the loan originator's compensation or gain, plus the cost to the consumer of the action. The Dodd-Frank Act extended the statute of limitations on TILA violations to 3 years from the date of the violation.

Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Initial Loan Estimate Timing Electronically Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA ATR/QM	C	C	C	C	C	B	C	B	C	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_12860	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	3	3	[3] AUS Discrepancy / Guidelines Discrepancy - AUS/Guideline Findings: All conditions were not met [3] Application / Processing - Missing Document: AUS not provided [3] Income Documentation - The verification of employment is required and was not found in file.: Borrower: XXXXXXXXXXXXXXX // Employment Type: Employment / Income Type: Wages / Start Date: XX/XX/XXXX	File is missing final AUS; AUS Early Check Results showing AUS approved was used for review. File is missing final AUS; AUS Early Check Results showing AUS approved was used for review Missing vvoe from previous employment to verify two year employment history.	1	3	[3] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Non QM.
[3] Federal Compliance - NMLS - Missing Evidence of Initial Loan Application Date: Truth in Lending Act (NMLSR Dodd- Frank 2014): Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.
[3] Federal Compliance - QM DTI: Qualified Mortgage (Dodd-Frank 2014): Total Debt to Income Ratio exceeds 43% and the images do not provide evidence loan is eligible for purchase, guarantee or insurance by the appropriate agency.
[3] Federal Compliance - S-Corp Income Documentation Test: Qualified Mortgage (Dodd-Frank 2014): Self-employed income documentation not sufficient (S-Corp). (XXXXXXXXXXXXXXXXXXXXXXXX)
[3] Federal Compliance - Self Employed Financial Strength: Qualified Mortgage (Dodd-Frank 2014): Financial strength of self-employed business reflects annual earnings that significantly decline over the analysis period. (XXXXXXXXXXXXXXXXXXXXXXXX)
[3] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (FinXX/XX/XXXX019)
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - QM Employment History - Current and/or Previous Employment Documentation lacks Date Info: Qualified Mortgage (Dodd-Frank 2014): Missing Employment Dates to verify two years employment history for current and/or prior employment. (XXXXXXXXXXX10755830)
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.	Federal Compliance - Check Loan Designation Match - QM: Loan is failing Temp SHQM due to missing AUS. Loan is waterfalling to SHQM requirements.
Federal Compliance - QM DTI: Loan is failing Temp SHQM due to missing AUS, max allowable dti per shqm is 43%.
Federal Compliance - S-Corp Income Documentation Test: Loan is failing Temp SHQM due to missing AUS. Loan is waterfalling to SHQM which requires two years signed and dated personal and business tax returns as well as most recent YTD P&L and balance sheet.
Federal Compliance - Self Employed Financial Strength: Loan is failing Temp SHQM due to missing AUS. Loan is waterfalling to SHQM and self employment income is decreasing.
Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Missing initial CD
Federal Compliance - QM Employment History - Current and/or Previous Employment Documentation lacks Date Info: Loan is failing Temp SHQM due to missing AUS. Loan is waterfalling to SHQM which requires two year employment history verification.	Federal Compliance - Check Loan Designation Match - QM: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

Federal Compliance - NMLS - Missing Evidence of Initial Loan Application Date: Assignee Liability:  Civil actions that may be brought against a creditor may be maintained against any assignee only if the violation is apparent on the face of the disclosure or other documents assigned, except where the assignment was voluntary.  This civil liability may include $4,000, in the case of an individual transaction, or the lesser of $500,000 or 1% of the creditor's net worth in the case of a class action (effectiveXX/XX/XXXXthis amount increases to the lesser of $1,000,000 or 1%), as well as actual damages, court costs, and attorneys' fees.  For an anti-steering violation, the creditor may also be liable in an amount equal to the sum of all finance charges and fees paid by the consumer, unless the creditor demonstrates the failure to comply is not material.  Notwithstanding any other provision of law, when a creditor, assignee, or other holder or anyone acting on behalf of the creditor, assignee, or holder, initiates a judicial or nonjudicial foreclosure of the residential mortgage loan, or any other action to collect the debt in connection with such loan, a consumer may assert a violation as a matter of defense by recoupment or set off without regard for the time limit on a private action for damages.

EffectiveXX/XX/XXXX in addition to the aforementioned, the individual Loan Originator could be liable for statutory damages. The maximum liability is the greater of actual damages or 3 times the loan originator's compensation or gain, plus the cost to the consumer of the action. The Dodd-Frank Act extended the statute of limitations on TILA violations to 3 years from the date of the violation.

Federal Compliance - QM DTI: Although this issue is subject to a 3 year SOL for affirmative claims under TILA, AMC does not adjust grading taking into account TILA SOL for exceptions under ATR, given the potential for enhanced damages when asserting an ability to repay defense in response to an action to collect a debt by recoupment or set-off.

Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA ATR/QM	C	C	C	C	C	C	C	C	C	C	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_12847	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Safe Harbor QM	3	3	[3] AUS Discrepancy / Guidelines Discrepancy - AUS/Guideline Findings: All conditions were not met [3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX Disaster Name: XXXXX Disaster Declaration Date: XX/XX/XXXX [3] Application / Processing - Missing Document: AUS not provided [2] Credit Eligibility - Public Record Issue:: Credit Report: Original // Public Record Type: Collections / Balance: 8490.00	AUS was not provided. unable to validate requirements File is missing final AUS, final 1008 showing AUS approved was used for review. Missing documentation verifying payoff of Resort Recovery collection.	1	3	[3] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Safe Harbor QM.
[3] Federal Compliance - NMLS - Missing Evidence of Initial Loan Application Date: Truth in Lending Act (NMLSR Dodd- Frank 2014): Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.
[3] Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on XX/XX/XXXX disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated XX/XX/XXXX). (FinXX/XX/XXXX019)
[3] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (FinXX/XX/XXXX019)
[3] Federal Compliance - TRID Lender Credit Tolerance Violation: TILA-RESPA Integrated Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of $500.00  is less than amount of binding Lender Credit previously disclosed in the amount of $0.00. (9300)
[3] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $1,392.00 exceeds tolerance of $1,119.00 plus 10% or $1,230.90.  Insufficient or no cure was provided to the borrower. (0)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Application Fee.  Fee Amount of $500.00 exceeds tolerance of $0.00.  Insufficient or no cure was provided to the borrower. (7306)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points.  Fee Amount of $5,027.68 exceeds tolerance of $5,012.00.  Insufficient or no cure was provided to the borrower. (7200)
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.	Federal Compliance - Check Loan Designation Match - QM: Loan was AUS approved but the AUS approval is missing, and is waterfalling to a Due Diligence Loan Designation of Safe Harbor QM.
Federal Compliance - TRID Final Closing Disclosure Finance Charge: Disclosed Finance Charges are $256,592.61. Due Diligence Finance Charges are $256,725.96. There is a variance of $133.35.
Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Evidence of earlier borrower receipt was not found in file.
Federal Compliance - TRID Lender Credit Tolerance Violation: No COC or cure was provided to the borrower for tolerance overages
Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: 10% tolerance was exceeded by $161.10 due to increase of title release fee.  No valid COC provided, nor evidence of cure in file.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: No COC or cure was provided to the borrower for tolerance overages
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Loan Discount Points was last disclosed as $5012.00 on LE but disclosed as $5,027.68 on Final Closing Disclosure. File does not contain a valid COC for this fee, nor evidence of cure in file.	Federal Compliance - Check Loan Designation Match - QM: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

Federal Compliance - NMLS - Missing Evidence of Initial Loan Application Date: Assignee Liability:  Civil actions that may be brought against a creditor may be maintained against any assignee only if the violation is apparent on the face of the disclosure or other documents assigned, except where the assignment was voluntary.  This civil liability may include $4,000, in the case of an individual transaction, or the lesser of $500,000 or 1% of the creditor's net worth in the case of a class action (effectiveXX/XX/XXXXthis amount increases to the lesser of $1,000,000 or 1%), as well as actual damages, court costs, and attorneys' fees.  For an anti-steering violation, the creditor may also be liable in an amount equal to the sum of all finance charges and fees paid by the consumer, unless the creditor demonstrates the failure to comply is not material.  Notwithstanding any other provision of law, when a creditor, assignee, or other holder or anyone acting on behalf of the creditor, assignee, or holder, initiates a judicial or nonjudicial foreclosure of the residential mortgage loan, or any other action to collect the debt in connection with such loan, a consumer may assert a violation as a matter of defense by recoupment or set off without regard for the time limit on a private action for damages.

EffectiveXX/XX/XXXX in addition to the aforementioned, the individual Loan Originator could be liable for statutory damages. The maximum liability is the greater of actual damages or 3 times the loan originator's compensation or gain, plus the cost to the consumer of the action. The Dodd-Frank Act extended the statute of limitations on TILA violations to 3 years from the date of the violation.

Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Lender Credit Tolerance Violation: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.

																								Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA ATR/QM	C	C	C	C	C	B	C	B	C	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_12844	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Second Home	Purchase	Safe Harbor QM	3	3	[3] AUS Discrepancy / Guidelines Discrepancy - AUS/Guideline Findings: All conditions were not met [3] Application / Processing - Missing Document: AUS not provided	File is missing final AUS, final 1008 showing AUS approved was used for review. File is missing final AUS, final 1008 showing AUS approved was used for review.	1	3	[3] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Safe Harbor QM.
[3] Federal Compliance - NMLS - Missing Evidence of Initial Loan Application Date: Truth in Lending Act (NMLSR Dodd- Frank 2014): Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.
[3] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (FinXX/XX/XXXX019)
[3] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $2,372.00 exceeds tolerance of $1,061.00 plus 10% or $1,167.10.  Insufficient or no cure was provided to the borrower. (0)
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.
[2] Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower.
[2] Federal Compliance - TRID Final Closing Disclosure Escrowed Property Costs Year 1 - October 2018 Testing: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Escrowed Property Costs over Year 1 of 2,712.82 on Final Closing Disclosure provided on XX/XX/XXXX not accurate. (FinXX/XX/XXXX019)	Federal Compliance - Check Loan Designation Match - QM: Loan designation failure due to QM failure. This exception will be cleared once all QM specific exceptions have been cured/cleared.
Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Evidence of earlier borrower receipt was not found in file.
Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: 10% tolerance was exceeded by $1,204.90 due to increase of title fees.  No valid COC provided, nor evidence of cure in file.
Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: Initial Escrow Account Statement not in file.
Federal Compliance - TRID Final Closing Disclosure Escrowed Property Costs Year 1 - October 2018 Testing: The final CD disclosed the Amount of Escrowed Property Costs over Year 1 as $XXXX on page 4; however the annual taxes ($XXXX) and Hazard Insurance ($XXXX) are $XXXX per year.	Federal Compliance - Check Loan Designation Match - QM: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

Federal Compliance - NMLS - Missing Evidence of Initial Loan Application Date: Assignee Liability:  Civil actions that may be brought against a creditor may be maintained against any assignee only if the violation is apparent on the face of the disclosure or other documents assigned, except where the assignment was voluntary.  This civil liability may include $4,000, in the case of an individual transaction, or the lesser of $500,000 or 1% of the creditor's net worth in the case of a class action (effectiveXX/XX/XXXXthis amount increases to the lesser of $1,000,000 or 1%), as well as actual damages, court costs, and attorneys' fees.  For an anti-steering violation, the creditor may also be liable in an amount equal to the sum of all finance charges and fees paid by the consumer, unless the creditor demonstrates the failure to comply is not material.  Notwithstanding any other provision of law, when a creditor, assignee, or other holder or anyone acting on behalf of the creditor, assignee, or holder, initiates a judicial or nonjudicial foreclosure of the residential mortgage loan, or any other action to collect the debt in connection with such loan, a consumer may assert a violation as a matter of defense by recoupment or set off without regard for the time limit on a private action for damages.

EffectiveXX/XX/XXXX in addition to the aforementioned, the individual Loan Originator could be liable for statutory damages. The maximum liability is the greater of actual damages or 3 times the loan originator's compensation or gain, plus the cost to the consumer of the action. The Dodd-Frank Act extended the statute of limitations on TILA violations to 3 years from the date of the violation.

Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																								Federal Compliance - TRID Final Closing Disclosure Escrowed Property Costs Year 1 - October 2018 Testing: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TILA ATR/QM	C	C	C	C	C	B	C	B	C	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_12841	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Safe Harbor QM	3	3	[3] Asset Documentation - Asset documentation requirements not met. [3] AUS Discrepancy / Guidelines Discrepancy - AUS/Guideline Findings: All conditions were not met [3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX Disaster Name: XXXXXXXXXXXXXXX Disaster Declaration Date: XX/XX/XXXX [3] Application / Processing - Missing Document: AUS not provided	EMD not sourced. The file is missing the final AUS; AUS Early Check Results showing AUS approved was used for the review. The file is missing the final AUS; AUS Early Check Results showing AUS approved was used for the review.	1	3	[3] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Safe Harbor QM.
[3] Federal Compliance - NMLS - Missing Evidence of Initial Loan Application Date: Truth in Lending Act (NMLSR Dodd- Frank 2014): Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.
[3] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (FinXX/XX/XXXX019)
[3] Federal Compliance - TRID Initial Loan Estimate Timing Electronically Provided: TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application. (InitiXX/XX/XXXX019)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Examination Fee.  Fee Amount of $100.00 exceeds tolerance of $0.00.  Insufficient or no cure was provided to the borrower. (7727)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Notice of Settlement Fee.  Fee Amount of $50.00 exceeds tolerance of $0.00.  Insufficient or no cure was provided to the borrower. (77213)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Wire /Funding/ Disbursement Fee.  Fee Amount of $25.00 exceeds tolerance of $0.00.  Insufficient or no cure was provided to the borrower. (77190)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Service Charges.  Fee Amount of $10.00 exceeds tolerance of $0.00.  Insufficient or no cure was provided to the borrower. (77183)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Attorney Review Fee.  Fee Amount of $350.00 exceeds tolerance of $0.00.  Insufficient or no cure was provided to the borrower. (77166)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points.  Fee Amount of $3,972.00 exceeds tolerance of $0.00.  Insufficient or no cure was provided to the borrower. (7200)
[2] Federal Compliance - ECOA Appraisal Disclosure - ECOA Timing: ECOA - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure within 3 days of the loan application date.
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.	Federal Compliance - Check Loan Designation Match - QM: QM designation of safe harbor due to missing AUS and asset documentation.
Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: The document is not provided within the required timeframe.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: The fee increased from $0.00 to $100.00 at the final closing with no valid change of circumstance provided for the increase.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: The fee increased from $0.00 to $50.00 at the final closing with no valid change of circumstance provided for the increase.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: The fee increased from $0.00 to $25.00 at the final closing with no valid change of circumstance provided for the increase.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: The fee increased from $0.00 to $10.00 at the final closing with no valid change of circumstance provided for the increase.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: The fee increased from $0.00 to $350.00 at the final closing with no valid change of circumstance provided for the increase.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: The fee increased from $0.00 to $3.972 at the final closing with no valid change of circumstance provided for the increase.
Federal Compliance - ECOA Appraisal Disclosure - ECOA Timing: The document is not provided within the required timeframe.	Federal Compliance - Check Loan Designation Match - QM: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

Federal Compliance - NMLS - Missing Evidence of Initial Loan Application Date: Assignee Liability:  Civil actions that may be brought against a creditor may be maintained against any assignee only if the violation is apparent on the face of the disclosure or other documents assigned, except where the assignment was voluntary.  This civil liability may include $4,000, in the case of an individual transaction, or the lesser of $500,000 or 1% of the creditor's net worth in the case of a class action (effectiveXX/XX/XXXXthis amount increases to the lesser of $1,000,000 or 1%), as well as actual damages, court costs, and attorneys' fees.  For an anti-steering violation, the creditor may also be liable in an amount equal to the sum of all finance charges and fees paid by the consumer, unless the creditor demonstrates the failure to comply is not material.  Notwithstanding any other provision of law, when a creditor, assignee, or other holder or anyone acting on behalf of the creditor, assignee, or holder, initiates a judicial or nonjudicial foreclosure of the residential mortgage loan, or any other action to collect the debt in connection with such loan, a consumer may assert a violation as a matter of defense by recoupment or set off without regard for the time limit on a private action for damages.

EffectiveXX/XX/XXXX in addition to the aforementioned, the individual Loan Originator could be liable for statutory damages. The maximum liability is the greater of actual damages or 3 times the loan originator's compensation or gain, plus the cost to the consumer of the action. The Dodd-Frank Act extended the statute of limitations on TILA violations to 3 years from the date of the violation.

Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Initial Loan Estimate Timing Electronically Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA ATR/QM	C	C	C	C	C	B	C	B	C	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_12827	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Second Home	Refinance Limited Cash-out GSE	Non QM	3	3	[3] AUS Discrepancy / Guidelines Discrepancy - AUS/Guideline Findings: All conditions were not met
[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: XX/XX/XXXX
Disaster End Date: XX/XX/XXXX
Disaster Name: XXXXXXXXXXXXXXX
Disaster Declaration Date: XX/XX/XXXX
[3] Application / Processing - Missing Document: AUS not provided
[3] Income Documentation - REO Documents are missing.: Address: XXXXXXXXXXXXXXX, Address: XXXXXXXXXXXXXXX Statement
Insurance Verification, Statement, Tax Verification	1008 indicates DU Approve/Eligible recommendation, however the DU approval is not provided. 1008 indicates DU Approve/Eligible recommendation, however the DU approval is not provided.	1	3	[3] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Non QM.
[3] Federal Compliance - NMLS - Missing Evidence of Initial Loan Application Date: Truth in Lending Act (NMLSR Dodd- Frank 2014): Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.
[3] Federal Compliance - QM DTI: Qualified Mortgage (Dodd-Frank 2014): Total Debt to Income Ratio exceeds 43% and the images do not provide evidence loan is eligible for purchase, guarantee or insurance by the appropriate agency.
[3] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (FinXX/XX/XXXX019)
[2] Federal Compliance - Notice of Special Flood Hazard Disclosure Missing: FDPA Notification Rule: Creditor did not provide a Notice of Special Flood Hazard Disclosure for property located in a flood zone.
[2] Federal Compliance - Flood Insurance Escrow - Flood not Escrowed for Property in Flood Zone: Loan originated post December 2015, the subject property is in a flood zone, flood insurance is not escrowed.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.
[2] Federal Compliance - TRID Final Closing Disclosure did not disclose Amount of Non-Escrowed Property Costs over Year 1: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Non-Escrowed Property Costs over Year 1 of 8,173.00 on Final Closing Disclosure provided on XX/XX/XXXX not accurate. (FinXX/XX/XXXX019)	Federal Compliance - Check Loan Designation Match - QM: Waterfall exception. The loan is tested to QM rules due to missing DU approval.
Federal Compliance - NMLS - Missing Evidence of Initial Loan Application Date: Initial 1003 is not provided.
Federal Compliance - QM DTI: Waterfall exception. The loan is tested to QM rules due to missing DU approval.
Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: The only CD provided is the final CD which was issued on closing date XX/XX/XXXX.
Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: Evidence the borrower was provided the List of Homeownership Counseling Organization is not in the file.
Federal Compliance - TRID Final Closing Disclosure did not disclose Amount of Non-Escrowed Property Costs over Year 1: Final CD reflects Amount of Non-Escrowed Property Cost over Year 1 $8173 which does not match actual amount of $9111.12.	Federal Compliance - Check Loan Designation Match - QM: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

Federal Compliance - NMLS - Missing Evidence of Initial Loan Application Date: Assignee Liability:  Civil actions that may be brought against a creditor may be maintained against any assignee only if the violation is apparent on the face of the disclosure or other documents assigned, except where the assignment was voluntary.  This civil liability may include $4,000, in the case of an individual transaction, or the lesser of $500,000 or 1% of the creditor's net worth in the case of a class action (effectiveXX/XX/XXXXthis amount increases to the lesser of $1,000,000 or 1%), as well as actual damages, court costs, and attorneys' fees.  For an anti-steering violation, the creditor may also be liable in an amount equal to the sum of all finance charges and fees paid by the consumer, unless the creditor demonstrates the failure to comply is not material.  Notwithstanding any other provision of law, when a creditor, assignee, or other holder or anyone acting on behalf of the creditor, assignee, or holder, initiates a judicial or nonjudicial foreclosure of the residential mortgage loan, or any other action to collect the debt in connection with such loan, a consumer may assert a violation as a matter of defense by recoupment or set off without regard for the time limit on a private action for damages.

EffectiveXX/XX/XXXX in addition to the aforementioned, the individual Loan Originator could be liable for statutory damages. The maximum liability is the greater of actual damages or 3 times the loan originator's compensation or gain, plus the cost to the consumer of the action. The Dodd-Frank Act extended the statute of limitations on TILA violations to 3 years from the date of the violation.

Federal Compliance - QM DTI: Although this issue is subject to a 3 year SOL for affirmative claims under TILA, AMC does not adjust grading taking into account TILA SOL for exceptions under ATR, given the potential for enhanced damages when asserting an ability to repay defense in response to an action to collect a debt by recoupment or set-off.

Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - Notice of Special Flood Hazard Disclosure Missing: Liability for violations cannot be transferred to a subsequent purchaser of a loan.

Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																								Federal Compliance - TRID Final Closing Disclosure did not disclose Amount of Non-Escrowed Property Costs over Year 1: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TILA ATR/QM	C	C	C	C	C	C	C	C	C	C	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_12822	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	3	3	[3] Asset Documentation - Asset documentation requirements not met.
[3] AUS Discrepancy / Guidelines Discrepancy - AUS/Guideline Findings: All conditions were not met
[3] Guideline Issue - Borrower has been on current job less than 2 years, and prior employment history was not documented as required.: Borrower: XXXXXXXXXXXXXXX/ Employment Type: Employment / Income Type: Wages / Start Date: XX/XX/XXXX
[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: XX/XX/XXXX
Disaster End Date: XX/XX/XXXX
Disaster Name: XXXXX
Disaster Declaration Date: XX/XX/XXXX
[3] Application / Processing - Missing Document: AUS not provided
[3] General - Missing Document: Source of Funds/Deposit not provided
[3] General - Missing Document: Verification of Non-US Citizen Status not provided
[3] Income Documentation - The verification of employment is required and was not found in file.: Borrower: XXXXXXXXXXXXXXX // Employment Type: Employment / Income Type: Wages / Start Date: XX/XX/XXXX
[2] Asset Calculation / Analysis - Available for Closing is insufficient to cover Cash From Borrower.: Documented qualifying Assets for Closing of $XXXX is less than Cash From Borrower $XXXX	EMD and gift not sourced.
File is missing final AUS; AUS Early Check Results showing AUS approved was used for review.
Missing two year employment verification.
Most Recent Valuation Inspection Date: XX/XX/XXXX
Disaster End Date: XX/XX/XXXX
Disaster Name: XXXXX
Disaster Declaration Date: XX/XX/XXXX
File is missing final AUS; Early Check Results was used for review
Missing source of donor’s gift funds of $55k.
Missing verification of non-US citizen status documentation from XXXXXXXXXXXXXXXas marked not an US citizen on final 1003
Missing vvoe from previous employment with XXXXXXXXXXXXXXX
EMD and gift are unsourced.	1	3	[3] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Non QM.
[3] Federal Compliance - NMLS - Missing Evidence of Initial Loan Application Date: Truth in Lending Act (NMLSR Dodd- Frank 2014): Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.
[3] Federal Compliance - QM DTI: Qualified Mortgage (Dodd-Frank 2014): Total Debt to Income Ratio exceeds 43% and the images do not provide evidence loan is eligible for purchase, guarantee or insurance by the appropriate agency.
[3] Federal Compliance - QM Employment History: Qualified Mortgage (Dodd-Frank 2014): Employment history requirement not met. (XXXXXXXXXXXXXXXXX)
[3] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (InitiXX/XX/XXXX019)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points.  Fee Amount of $1,375.62 exceeds tolerance of $0.00.  Insufficient or no cure was provided to the borrower. (7200)
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - QM Employment History - Current and/or Previous Employment Documentation lacks Date Info: Qualified Mortgage (Dodd-Frank 2014): Missing Employment Dates to verify two years employment history for current and/or prior employment. (XXXXXXXXXXX/10755845)
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.	Federal Compliance - Check Loan Designation Match - QM: Loan is failing Temp SHQM due to missing AUS and providing insufficient asset documentation to source gift and EMD.
Federal Compliance - QM DTI: Insufficient income documentation to justify use of overtime income. Calculated income exceeds 43%.
Federal Compliance - QM Employment History: Loan is failing Temp SHQM and is waterfalling to SHQM which requires two year verification of employment history.
Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Missing initial CD.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Fees increased without a valid COC, no cure provided.
Federal Compliance - Missing Initial Loan Application Test: Missing signed and dated initial 1003.
Federal Compliance - QM Employment History - Current and/or Previous Employment Documentation lacks Date Info: Loan is failing Temp SHQM and is waterfalling to SHQM which requires two year verification of employment history.	Federal Compliance - Check Loan Designation Match - QM: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

Federal Compliance - NMLS - Missing Evidence of Initial Loan Application Date: Assignee Liability:  Civil actions that may be brought against a creditor may be maintained against any assignee only if the violation is apparent on the face of the disclosure or other documents assigned, except where the assignment was voluntary.  This civil liability may include $4,000, in the case of an individual transaction, or the lesser of $500,000 or 1% of the creditor's net worth in the case of a class action (effectiveXX/XX/XXXXthis amount increases to the lesser of $1,000,000 or 1%), as well as actual damages, court costs, and attorneys' fees.  For an anti-steering violation, the creditor may also be liable in an amount equal to the sum of all finance charges and fees paid by the consumer, unless the creditor demonstrates the failure to comply is not material.  Notwithstanding any other provision of law, when a creditor, assignee, or other holder or anyone acting on behalf of the creditor, assignee, or holder, initiates a judicial or nonjudicial foreclosure of the residential mortgage loan, or any other action to collect the debt in connection with such loan, a consumer may assert a violation as a matter of defense by recoupment or set off without regard for the time limit on a private action for damages.

EffectiveXX/XX/XXXX in addition to the aforementioned, the individual Loan Originator could be liable for statutory damages. The maximum liability is the greater of actual damages or 3 times the loan originator's compensation or gain, plus the cost to the consumer of the action. The Dodd-Frank Act extended the statute of limitations on TILA violations to 3 years from the date of the violation.

Federal Compliance - QM DTI: Although this issue is subject to a 3 year SOL for affirmative claims under TILA, AMC does not adjust grading taking into account TILA SOL for exceptions under ATR, given the potential for enhanced damages when asserting an ability to repay defense in response to an action to collect a debt by recoupment or set-off.

Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.

																								Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA ATR/QM	C	C	C	C	C	C	C	C	C	C	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_12793	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Non QM	3	3	[3] AUS Discrepancy / Guidelines Discrepancy - AUS/Guideline Findings: All conditions were not met [3] Asset Documentation - Guideline Issue:Insufficient asset documentation.: Financial Institution: XXXXXXXXXXXXXXX // Account Type: Checking / Account Number:XXXX [3] Application / Processing - Missing Document: AUS not provided [3] Income Documentation - REO Documents are missing.: Address: XXXXXXXXXXXXXX Insurance Verification, Statement, Tax Verification [2] Application / Processing - 1003 Error: # of years at current address was not provided: Borrower: XXXXXXXXXXXXXX	File is missing final AUS; final 1008 showing AUS approved was used for review. File is missing final AUS; final 1008 showing AUS approved was used for review. Property XXXXXXXXXXXXXX does not have a current mortgage statement, Insurance Verification and Tax Verification within file. Information not provided.	1	3	[3] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Non QM.
[3] Federal Compliance - Income Method of Calculation: Qualified Mortgage (Dodd-Frank 2014): The Method used to calculate the qualifying monthly income is not supported by the earnings history/trend. (XXXXXXXXXXXXXXXXXXXXXXXX/Schedule C)
[3] Federal Compliance - NMLS - Missing Evidence of Initial Loan Application Date: Truth in Lending Act (NMLSR Dodd- Frank 2014): Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.
[3] Federal Compliance - QM DTI: Qualified Mortgage (Dodd-Frank 2014): Total Debt to Income Ratio exceeds 43% and the images do not provide evidence loan is eligible for purchase, guarantee or insurance by the appropriate agency.
[3] Federal Compliance - Self Employed Financial Strength: Qualified Mortgage (Dodd-Frank 2014): Financial strength of self-employed business reflects annual earnings that significantly decline over the analysis period. (XXXXXXXXXXXXXXXXXXXXXXXX/Schedule C)
[3] Federal Compliance - Social Security Documentation: Qualified Mortgage (Dodd-Frank 2014): Social Security income documentation insufficient. (XXXXXXXXXXXXXXXXXXXXXXXX)
[3] Federal Compliance - Sole Proprietorship Income Documentation Test: Qualified Mortgage (Dodd-Frank 2014): Self-employed income documentation not sufficient (Sole Proprietorship). (XXXXXXXXXXXXXXXXXXXXXXXX/Schedule C)
[3] Federal Compliance - Sole Proprietorship Income Documentation Test: Qualified Mortgage (Dodd-Frank 2014): Self-employed income documentation not sufficient (Sole Proprietorship). (XXXXXXXXXXXXXXXXXXXXXXXX/Schedule C)
[3] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (FinXX/XX/XXXX019)
[3] Federal Compliance - TRID Loan Estimate Timing: TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application. (InitiXX/XX/XXXX019)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Wire /Funding/ Disbursement Fee.  Fee Amount of $25.00 exceeds tolerance of $0.00.  Insufficient or no cure was provided to the borrower. (77190)
[2] Federal Compliance - ECOA Appraisal Disclosure - ECOA Timing: ECOA - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure within 3 days of the loan application date.
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX019)
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.
[2] Federal Compliance - QM Employment History - Current Employment Documentation lacks Date Info: Qualified Mortgage (Dodd-Frank 2014): Missing Employment Dates to verify two years current employment. (XXXXXXXXXXXXXXXXXXXXXXXX)
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.	Federal Compliance - Check Loan Designation Match - QM: File is missing the required AUS with all pages; loan is defaulting to standard ATR/QM documentation requirements
Federal Compliance - Income Method of Calculation: Lender used a 1 year average
Federal Compliance - NMLS - Missing Evidence of Initial Loan Application Date: Unable to test for accuracy due to missing initial 1003.
Federal Compliance - QM DTI: The DTI used for the loan is based on the Lender's decision.
Federal Compliance - Social Security Documentation: Social Security Income did not have Award Letter within file.
Federal Compliance - Sole Proprietorship Income Documentation Test: The Co-borrower does not have a two (2) year signed and dated 1040's
Federal Compliance - Sole Proprietorship Income Documentation Test: The Borrower does not have a two (2) year signed and dated 1040's
Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Unable to test for accuracy due to missing initial 1003.
Federal Compliance - TRID Loan Estimate Timing: Unable to test for accuracy due to missing initial 1003.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Title - Wire /Funding/ Disbursement Fee Amount of $25.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower.
Federal Compliance - ECOA Appraisal Disclosure - ECOA Timing: Borrower was not provided right to receive a copy of the Appraisal Disclosure.
Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Unable to test for accuracy due to missing initial 1003.
Federal Compliance - Missing Initial Loan Application Test: Unable to test for accuracy due to missing initial 1003.
Federal Compliance - QM Employment History - Current Employment Documentation lacks Date Info: File is missing the required AUS with all pages; loan is defaulting to standard ATR/QM documentation requirements.
Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: Unable to test for accuracy due to missing initial 1003.	Federal Compliance - Check Loan Designation Match - QM: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

Federal Compliance - NMLS - Missing Evidence of Initial Loan Application Date: Assignee Liability:  Civil actions that may be brought against a creditor may be maintained against any assignee only if the violation is apparent on the face of the disclosure or other documents assigned, except where the assignment was voluntary.  This civil liability may include $4,000, in the case of an individual transaction, or the lesser of $500,000 or 1% of the creditor's net worth in the case of a class action (effectiveXX/XX/XXXXthis amount increases to the lesser of $1,000,000 or 1%), as well as actual damages, court costs, and attorneys' fees.  For an anti-steering violation, the creditor may also be liable in an amount equal to the sum of all finance charges and fees paid by the consumer, unless the creditor demonstrates the failure to comply is not material.  Notwithstanding any other provision of law, when a creditor, assignee, or other holder or anyone acting on behalf of the creditor, assignee, or holder, initiates a judicial or nonjudicial foreclosure of the residential mortgage loan, or any other action to collect the debt in connection with such loan, a consumer may assert a violation as a matter of defense by recoupment or set off without regard for the time limit on a private action for damages.

EffectiveXX/XX/XXXX in addition to the aforementioned, the individual Loan Originator could be liable for statutory damages. The maximum liability is the greater of actual damages or 3 times the loan originator's compensation or gain, plus the cost to the consumer of the action. The Dodd-Frank Act extended the statute of limitations on TILA violations to 3 years from the date of the violation.

Federal Compliance - QM DTI: Although this issue is subject to a 3 year SOL for affirmative claims under TILA, AMC does not adjust grading taking into account TILA SOL for exceptions under ATR, given the potential for enhanced damages when asserting an ability to repay defense in response to an action to collect a debt by recoupment or set-off.

Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Loan Estimate Timing: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA ATR/QM	C	C	C	C	C	C	C	C	C	C	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_12467	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Temporary SHQM (GSE/Agency Eligible)	3	1	1	3	[3] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (InitiXX/XX/XXXX017)
[2] Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:PrimaXX/XX/XXXX017)
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - TRID Final Closing Disclosure Other Includes Insurance Costs: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on XX/XX/XXXX disclosed whether Homeowners insurance is included in escrow in incorrect section.  Creditor disclosed insurance to consumer in “Other” section where regulation requires disclosure under “Homeowner’s Insurance” section of Projected Payments table.  Disclosure requirement met, non-material exception for incorrect format/placement. (FinXX/XX/XXXX017)
[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of $900.00 exceeds tolerance of $578.00. Sufficient or excess cure was provided to the borrower at Closing. (8304)	Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Initial CD was issued on XX/XX/XXXX, however evidence borrower received the CD at least 3 business days prior to closing is not provided.
Federal Compliance - TRID Final Closing Disclosure Other Includes Insurance Costs: Final CD page 1 reflects Flood Insurance included in Other in escrow.
Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: Zero percent fee exceeds tolerate due to increased Transfer Tax $900 from previous disclosed $550. sufficient cure is provided on final CD.	REVIEWER - CURED COMMENT (2022-06-27): Sufficient Cure Provided At Closing	Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): There is generally no Assignee Liability.

																								Federal Compliance - TRID Final Closing Disclosure Other Includes Insurance Costs: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	CMLTI 2025-RP3_12456	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Second Home	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	CMLTI 2025-RP3_12541	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Investment	Refinance Rate/Term	N/A	2	1				1				2	[2] Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide "Right to Receive a Copy" appraisal disclosure to applicant within three (3) business days of application or determination of first lien status.	Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: Creditor did not provide "Right to Receive a Copy" appraisal disclosure to applicant within three business days of application or determination of first lien status.		Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: There is generally no Assignee Liability.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	CMLTI 2025-RP3_12856	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX Disaster Name: XXXXX Disaster Declaration Date: XX/XX/XXXX	1	3	[3] Federal Compliance - TRID Final Closing Disclosure Escrowed Property Costs Year 1 Includes More Than 13 months of Costs - October 2018: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on XX/XX/XXXX disclosed an Amount of Escrowed Property Costs over Year 1 that includes more than 13 months of costs. (FinXX/XX/XXXX019)
[3] Federal Compliance - TRID Final Closing Disclosure Will Have Escrow -  Monthly Escrow Payment Underdisclosed: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on XX/XX/XXXX disclosed the Monthly Escrow Payment that does not match the actual escrow payment for the loan. (FinXX/XX/XXXX019)
[3] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (FinXX/XX/XXXX019)
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.	Federal Compliance - TRID Final Closing Disclosure Escrowed Property Costs Year 1 Includes More Than 13 months of Costs - October 2018: Final Closing Disclosure reflects the property taxes and homeowners insurance monthly payment as $423.97 on the first page. On the 2nd page Closing Disclosure reflects the monthly payment as $377.32. Initial Escrow Account Disclosure shows the escrow payment as $377.32.
Federal Compliance - TRID Final Closing Disclosure Will Have Escrow -  Monthly Escrow Payment Underdisclosed: Final Closing Disclosure reflects the property taxes and homeowners insurance monthly payment  as $423.97 on the first page. On the 2nd page Closing Disclosure reflects the monthly payment as $377.32. Initial Escrow Account Disclosure shows the escrow payment as $377.32.
Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Missing the initial, signed closing disclosure.	Federal Compliance - TRID Final Closing Disclosure Escrowed Property Costs Year 1 Includes More Than 13 months of Costs - October 2018: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Will Have Escrow -  Monthly Escrow Payment Underdisclosed: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TRID SOL Expired	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_12620	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	3	1	1	3	[3] Federal Compliance - TRID Final Closing Disclosure No Seller Paid Fees Primary Residence First Lien: TRID Final Closing Disclosure XX/XX/XXXX on a first lien purchase transaction did not disclose any Seller paid fees/charges on page 2. (Points and Fees testing limited to Borrower paid fees.) (FinXX/XX/XXXX018)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax.  Fee Amount of $534.60 exceeds tolerance of $534.00.  Insufficient or no cure was provided to the borrower. (8304)
[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of $534.60 exceeds tolerance of $534.43. Sufficient or excess cure was provided to the borrower at Closing. (8304)	Federal Compliance - TRID Final Closing Disclosure No Seller Paid Fees Primary Residence First Lien: No seller paid fee on final CD and missing seller closing disclosure.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of $534.60 exceeds tolerance of $534.00 with a valid change of circumstance.
																						Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of $534.60 exceeds tolerance of $534.43 without a valid change of circumstance.	REVIEWER - CURED COMMENT (2022-12-08): Sufficient Cure Provided At Closing	Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	CMLTI 2025-RP3_12744	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Limited Cash-out GSE	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX Disaster Name: XXXXX Disaster Declaration Date: XX/XX/XXXX	1	3	[3] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (InitiXX/XX/XXXX019)
[2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.	Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: There is no evidence the preliminary Closing Disclosure dated XX/XX was received at least 3 business days prior to closing.
Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): The loan was originated by the same lender as the subject loan. The Notice of Right to Cancel Model Form H-9 should have been utilized.	Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.			TRID SOL Expired	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_12380	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Temporary SHQM (GSE/Agency Eligible)	3	1	1	3	[3] Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on XX/XX/XXXX disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated XX/XX/XXXX). (FinXX/XX/XXXX017)
[3] Federal Compliance - TRID Lender Credit Tolerance Violation: TILA-RESPA Integrated Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of $0.00  is less than amount of binding Lender Credit previously disclosed in the amount of $-265.00. (9300)
[3] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $349.00 exceeds tolerance of $304.00 plus 10% or $334.40.  Insufficient or no cure was provided to the borrower. (0)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $985.02 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (7200)	Federal Compliance - TRID Final Closing Disclosure Finance Charge: Finance Charge disclosed is $109,003.22. Calculated finance charge is $109,908.22. Variance of $905.00.
Federal Compliance - TRID Lender Credit Tolerance Violation: Insufficient cure provided for total overages, lender credit decreased without valid change of circumstance.
Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: Insufficient cure provided for total overages, recording fees increased without valid change of circumstance.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Insufficient cure provided for total overages, discount points fee added without valid change of circumstance.	Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Lender Credit Tolerance Violation: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	CMLTI 2025-RP3_12518	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX Disaster Name: XXXXXXXXXXXXXXX Disaster Declaration Date: XX/XX/XXXX [3] Income Documentation - REO Documents are missing.: Address: XXXXXXXXXXXXXX, Address: XXXXXXXXXXXXXX Insurance Verification, Statement, Tax Verification Insurance Verification, Statement, Tax Verification			1				1							-	C	C	C	C	C	A	A	A	A	A	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_12505	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX Disaster Name: XXXXX Disaster Declaration Date: XX/XX/XXXX	1	3	[3] Federal Compliance - TRID Final Closing Disclosure No Seller Paid Fees Primary Residence First Lien: TRID Final Closing Disclosure XX/XX/XXXX on a first lien purchase transaction did not disclose any Seller paid fees/charges on page 2. (Points and Fees testing limited to Borrower paid fees.) (FinXX/XX/XXXX018)
[3] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (InitiXX/XX/XXXX018)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Archive Fee.  Fee Amount of $95.00 exceeds tolerance of $0.00.  Insufficient or no cure was provided to the borrower. (75225)
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Older Than 30 days When Provided to Borrower: RESPA Disclosure Rule (Dodd-Frank 2014): List of Homeownership Counseling Organizations was older than 30 days when provided to borrower.	Federal Compliance - TRID Final Closing Disclosure No Seller Paid Fees Primary Residence First Lien: Seller CD has $0 seller paid closing costs in documentation in file.
Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Evidence of receipt of initial closing disclosure 3 days prior to closing is not in file.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Archive fee of $95 increased without a valid change. Cure was not provided at closing.
Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Older Than 30 days When Provided to Borrower: List of Homeownership Counseling Organizations was older than 30 days when provided to borrower.	Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Older Than 30 days When Provided to Borrower: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TRID SOL Expired	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_12230	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX Disaster Name: XXXXXXXXX Disaster Declaration Date: XX/XX/XXXX	1	3	[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for TX Guaranty Fee. Fee Amount of $3.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (75228)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Amendment Fee.  Fee Amount of $5.00 exceeds tolerance of $0.00.  Insufficient or no cure was provided to the borrower. (75101)
[2] Federal Compliance - TRID Final Closing Disclosure did not disclose Total Property Costs Year 1 - Pre October 2018 Test: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Estimated Property Costs over Year 1 of 1,152.00 on Final Closing Disclosure provided on XX/XX/XXXX not accurate. (FinXX/XX/XXXX016)	Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Missing a valid Change of Circumstance for the $3.00 fee increase. No evidence of a cure was provided.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Missing a valid Change of Circumstance for the $5.00 fee increase.  No evidence of a cure was provided.
Federal Compliance - TRID Final Closing Disclosure did not disclose Total Property Costs Year 1 - Pre October 2018 Test: The final CD disclosed the Amount of Estimated Property Costs over Year 1 as $XXXX on page 4; however the taxes, HOI, and HOA dues are $XXXX per year.	Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Final Closing Disclosure did not disclose Total Property Costs Year 1 - Pre October 2018 Test: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_12349	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Safe Harbor QM	3	3	[3] Asset Documentation - Asset documentation requirements not met.	The $11K EMD is unsourced		1				3	[3] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Safe Harbor QM.	Federal Compliance - Check Loan Designation Match - QM: The loan was aus approved however the $11K EMD is unsourced and loan is waterfalling to a Due Diligence Loan Designation of Safe Harbor QM.		Federal Compliance - Check Loan Designation Match - QM: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.			TILA ATR/QM	C	C	C	C	C	B	C	B	C	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_11880	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	3	1	1	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $195,893.61 is underdisclosed from calculated Finance Charge of $196,656.98 in the amount of $763.37.
[3] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not sent within three (3) business days of the creditor application date.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA: Initial GFE not provided to Borrower(s) within three (3) business days of Application Date.
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.
[2] Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide "Right to Receive a Copy" appraisal disclosure to applicant within three (3) business days of application or determination of first lien status.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Final TIL disclosed a Finance Charge of $195,893.61. Calculated Finance Charge is $196,656.98, which is a variance of $763.37. Unable to apply the -$1,651.30 credit on Line 803 of the HUD due to missing the itemization of the lender credit.
Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure dated XX/XX/XXXX is not within 3 business days of the application date on XX/XX/XXXX.
Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: Missing proof creditor did not provide "Right to Receive a Copy" appraisal disclosure to applicant within three (3) business days of application.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																								Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: There is generally no Assignee Liability.			TILA SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	CMLTI 2025-RP3_12675	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Investment	Refinance Cash-out - Other	N/A	3	3	[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX Disaster Name: XXXXX Disaster Declaration Date: XX/XX/XXXX			1				2	[2] Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide "Right to Receive a Copy" appraisal disclosure to applicant within three (3) business days of application or determination of first lien status.	Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: Appraisal disclosure signed at closing XX/XX/XXXX.		Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: There is generally no Assignee Liability.			-	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_12639	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Investment	Refinance Cash-out - Other	N/A	3	3	[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX Disaster Name: XXXXXXXXXXXXXXX Disaster Declaration Date: XX/XX/XXXX [3] Insurance Analysis - Insufficient Coverage: Flood insurance coverage amount is insufficient.			1				2	[2] Application / Processing - Missing Document: Missing Lender's Initial 1003 [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. [2] Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: Due to the missing loan application, it was not possible to determine if the Right to Receive Appraisal Disclosure was provided within three business days of the loan application.		Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: There is generally no Assignee Liability.			-	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_12510	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	3	2	[2] Document Error - The Preliminary title policy is within CA or NV and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.	1	3	[3] Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on XX/XX/XXXX disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated XX/XX/XXXX). (FinXX/XX/XXXX018)
[3] Federal Compliance - TRID Final Closing Disclosure No Seller Paid Fees Primary Residence First Lien: TRID Final Closing Disclosure XX/XX/XXXX on a first lien purchase transaction did not disclose any Seller paid fees/charges on page 2. (Points and Fees testing limited to Borrower paid fees.) (FinXX/XX/XXXX018)
[3] Federal Compliance - TRID Lender Credit Tolerance Violation: TILA-RESPA Integrated Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of $-2,646.25  is less than amount of binding Lender Credit previously disclosed in the amount of $-3,103.00. (9300)
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX017)
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.	Federal Compliance - TRID Final Closing Disclosure Finance Charge: Disclosed Finance Charges are $313,747.95. Due Diligence Finance Charges are $314,017.95. There is a variance of -$270.
Federal Compliance - TRID Final Closing Disclosure No Seller Paid Fees Primary Residence First Lien: No seller paid fees on Borrowers CD.
Federal Compliance - TRID Lender Credit Tolerance Violation: Final Lender Credit of $-2,646.25 is less than amount of binding Lender Credit previously disclosed in Initial loan estimate the amount of $-3,103.00.
Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Borrower did not acknowledge receipt of appraisal 3 business days prior to closing.
Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: Homeownership Counseling List not provided.	Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Lender Credit Tolerance Violation: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TRID SOL Expired	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	CMLTI 2025-RP3_12539	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Safe Harbor QM	3	3	[3] AUS Discrepancy / Guidelines Discrepancy - AUS Findings: Interest rate discrepancy.: Note interest rate of X.XX% exceeds AUS interest rate of 4.12500%. [3] Mortgage / Program Eligibility - AUS Findings: Investor qualifying total debt ratio discrepancy.: Calculated investor qualifying total debt ratio of XX.XX%xceeds AUS total debt ratio of 27.48000%. [3] Application / Processing - Missing Document: AUS not provided	Missing AUS findings to confirm interest rate. AUS in file used is first run AUS datedXX/XX/XXXX - Loan closedXX/XX/XXXX, most recent AUS in file is Post close AUS runXX/XX/XXXX. Final 1008 in file matches DTI/Rate/LTV.		1				3	[3] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Safe Harbor QM.	Federal Compliance - Check Loan Designation Match - QM: The loan was agency approved with an Originator Loan Designation of Temp SHQM. However, the loan is missing the final AUS which resulted in a Due Diligence Loan Designation to Safe Harbor QM.		Federal Compliance - Check Loan Designation Match - QM: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.			TILA ATR/QM	C	C	C	C	C	B	C	B	C	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_12074	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX Disaster Name: XXXXXXXXXXX Disaster Declaration Date: XX/XX/XXXX [3] Document Error - Hazard Insurance policy does not list Lender or Servicer and its successors and assigns, per guideline requirements.			1				2	[2] Miscellaneous Compliance - (Doc Error) GFE Error: There is no evidence that the interest rate was locked prior to closing						-	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_12721	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Safe Harbor QM	3	3	[3] AUS Discrepancy / Guidelines Discrepancy - AUS/Guideline Findings: All conditions were not met [3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX Disaster Name: XXXXXXXXXXX Disaster Declaration Date: XX/XX/XXXX [3] General - Missing Document: Verification of Non-US Citizen Status not provided [2] Application / Processing - 1003 Error: Citizenship Source Documentation was not provided: Borrower: XXXXXXXXXXX	The loan is missing verification the borrower is a legal resident of the United States, as required by the AUS approval. Proof of residency not provided in file.	1	3	[3] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Safe Harbor QM.
[3] Federal Compliance - TRID Initial Loan Estimate Timing Electronically Provided: TILA-RESPA Integrated Disclosure: Loan Estimate not delivered to Borrower(s) within three (3) business days of application. Initial Loan Estimate dated XX/XX/XXXX was electronically provided without or prior to borrower's consent to receive electronic disclosures. Failure to comply with the provisions of the E-Sign Act and failure to provide good faith estimate of fees timely may result in additional fee tolerance violations. (InitiXX/XX/XXXX019)
[2] Federal Compliance - TRID Final Closing Disclosure Non Escrowed Property Costs Year 1 Test: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Non-Escrowed Property Costs over Year 1 of 1,000.00 on Final Closing Disclosure provided on XX/XX/XXXX not accurate. (FinXX/XX/XXXX019)	Federal Compliance - Check Loan Designation Match - QM: The loan was agency approved with an Originator Loan Designation of Temp SHQM, but due to the missing verification the borrower is a legal resident of the United States, as required by the AUS approval, is resulting in a Due Diligence Loan Designation of SHQM.
Federal Compliance - TRID Initial Loan Estimate Timing Electronically Provided: Initial LE electronically signedXX/XX/XXXX.
E-Sign consent agreement approved by borrower onXX/XX/XXXX
Federal Compliance - TRID Final Closing Disclosure Non Escrowed Property Costs Year 1 Test: Non escrowed fees of $XXXX per month or $XXXX per year and final closing disclosure reflect an annual amount of $XXXX.	Federal Compliance - Check Loan Designation Match - QM: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

Federal Compliance - TRID Initial Loan Estimate Timing Electronically Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Final Closing Disclosure Non Escrowed Property Costs Year 1 Test: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TILA ATR/QM	C	C	C	C	C	B	C	B	C	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_12564	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Investment	Refinance Cash-out - Other	N/A	3	3	[3] AUS Discrepancy / Guidelines Discrepancy - AUS/Guideline Findings: All conditions were not met
[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: XX/XX/XXXX
Disaster End Date: XX/XX/XXXX
Disaster Name: XXXXXXXXXXXXXXX
Disaster Declaration Date: XX/XX/XXXX
[3] Income Documentation - Income Docs Missing:: Borrower: XXXXXXXXXXX4506-T XXXX, 4506-T XXXX 4506-TXXXX
[3] Income Documentation - Income documentation requirements not met.
													[3] Insurance Analysis - Insufficient Coverage: Hazard insurance coverage amount is insufficient.	Missing 4506-T. Fully executed and signed 4506-T was not required as per the AUS. There is a shortfall of $XXXX		1				2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.			Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.			-	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_12899	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Investment	Refinance Cash-out - Other	N/A	3	3	[3] Income Documentation - Income Docs Missing:: Borrower: XXXXXXXXX 4506-T XXXX 4506-TXXXX, 4506-TXXXX
[3] Income Documentation - Income documentation requirements not met.
[3] Insurance Analysis - Insufficient Coverage: Hazard insurance coverage amount is insufficient.
[3] Document Error - The Preliminary/Commitment does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.: Title Evidence: Commitment
State: XX
													[2] Insurance Analysis - Hazard Insurance Policy expires within 90 days of the Note Date.: Hazard Insurance Policy Expiration Date XX/XX/XXXX, Note Date XX/XX/XXXX	Loan was AUS approved and required 4506 T form signed by borrower at or before closing. 4506 T form missing as required by the AUS. There is a shortfall of $XXXX		1				2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.			Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.			-	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_12713	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Application / Processing - FEMA Disaster Issue: Property is located in a FEMA Disaster area and has not been inspected.: Disaster Name: XXXXX XXXXXXXXX Disaster Declaration Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX	1	3	[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $2,680.44 exceeds tolerance of $2,677.00. Insufficient or no cure was provided to the borrower. (7200)
[2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.	Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Loan Discount Points fee $2680.44 on the initial loan estimate exceeds the Loan Discount Points fee $2677.00 on the final closing disclosure. No valid change of circumstance or cure provided to the borrower.
Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Notice of Right to Cancel executed on the wrong form H-8. H-9 should have been used for refinancing.	Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.			TRID SOL Expired	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_12247	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Temporary SHQM (GSE/Agency Eligible)	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	CMLTI 2025-RP3_12237	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Investment	Refinance Cash-out - Other	N/A	3	3	[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX Disaster Name: XXXXX Disaster Declaration Date: XX/XX/XXXX			1				2	[2] Application / Processing - Missing Document: Missing Lender's Initial 1003 [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. [2] Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: Unable to determine if the disclosure was delivered to the borrower within timing requirements due to missing Initial Loan Application Date.		Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: There is generally no Assignee Liability.			-	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_12687	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX Disaster Name: XXXXXXXXX Disaster Declaration Date: XX/XX/XXXX	1	3	[3] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $130.50 exceeds tolerance of $50.00 plus 10% or $55.00. Insufficient or no cure was provided to the borrower. (0)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $20.73 exceeds tolerance of $17.00. Insufficient or no cure was provided to the borrower. (7520)	Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: Recording fee was disclosed as $50 on initial Loan Estimate and as $130.50 on final CD. File does not contain a valid COC for this fee, nor evidence of cure.
																						Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Credit report fee was disclosed as $17 on initial Loan Estimate and as $20.73 on final CD. File does not contain a valid COC for this fee, nor evidence of cure.		Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_12241	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	3	1	1	3	[3] Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on XX/XX/XXXX disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated XX/XX/XXXX). (FinXX/XX/XXXX016)
[3] Federal Compliance - TRID Lender Credit Tolerance Violation: TILA-RESPA Integrated Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of $-3,163.86 is less than amount of binding Lender Credit previously disclosed in the amount of $-3,203.00. (9300)	Federal Compliance - TRID Final Closing Disclosure Finance Charge: Title Services ($185) were excluded from the finance charge. which results in a $185.00 variance.
Federal Compliance - TRID Lender Credit Tolerance Violation: A valid change of circumstance and redisclosed loan estimate indicates that the loan amount, and associated lender credit, was lowered on XX/XX/XXXX.	Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Lender Credit Tolerance Violation: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	CMLTI 2025-RP3_11871	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX Disaster Name: XXXXXXXXX Disaster Declaration Date: XX/XX/XXXX	1	3	[3] Federal Compliance - TILA NMLSR - Individual Originator License Status Not Approved: Truth in Lending Act (NMLSR Dodd- Frank 2014): Individual Loan Originator not in approved license status to conduct loan origination activities.
[3] Federal Compliance - Federal Loan Originator Compensation - Individual LO Not NMLS Licensed at Time of Application: Truth in Lending Act (NMLSR Dodd- Frank 2014): Individual Loan Originator not NMLS licensed or registered at time of application.
[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.	Federal Compliance - Federal Loan Originator Compensation - Individual LO Not NMLS Licensed at Time of Application: "Assignee Liability: Civil actions that may be brought against a creditor may be maintained against any assignee only if the violation is apparent on the face of the disclosure or other documents assigned, except where the assignment was involuntary. This civil liability may include $4,000, in the case of an individual transaction, or the lesser of $500,000 or 1% of the creditor's net worth in the case of a class action (effectiveXX/XX/XXXXthis amount increases to the lesser of $1,000,000 or 1%), as well as actual damages, court costs, and attorneys' fees. For an anti-steering violation, the creditor may also be liable in an amount equal to the sum of all finance charges and fees paid by the consumer, unless the creditor demonstrates the failure to comply is not material. Notwithstanding any other provision of law, when a creditor, assignee, or other holder or anyone acting on behalf of the creditor, assignee, or holder, initiates a judicial or nonjudicial foreclosure of the residential mortgage loan, or any other action to collect the debt in connection with such loan, a consumer may assert a violation as a matter of defense by recoupment or set off without regard for the time limit on a private action for damages.
EffectiveXX/XX/XXXX in addition to the aforementioned, the individual Loan Originator could be liable for statutory damages. The maximum liability is the greater of actual damages or 3 times the loan originator's compensation or gain, plus the cost to the consumer of the action. The Dodd-Frank Act extended the statute of limitations on TILA violations to 3 years from the date of the violation."

																								Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.			TILA SOL Expired	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_12983	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	CMLTI 2025-RP3_12072	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	3	1	1	3	[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $66.90 exceeds tolerance of $50.00. Insufficient or no cure was provided to the borrower. (7520)
[2] Federal Compliance - ECOA Appraisal - Appraisal Provided Prior to Date Performed: ECOA Valuations Rule (Dodd-Frank 2014): Date valuation provided to applicant is prior to the date when valuation was performed.  Unable to determine compliance with appraisal timing requirements. (Type:PrimaXX/XX/XXXX015)
[2] Federal Compliance - TRID Final Closing Disclosure Non Escrowed Property Costs Year 1 Test: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Non-Escrowed Property Costs over Year 1 of 238.48 on Final Closing Disclosure provided on XX/XX/XXXX not accurate. (FinXX/XX/XXXX015)	Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $66.90 exceeds tolerance of $50.00. No cure was provided to the borrower.
Federal Compliance - ECOA Appraisal - Appraisal Provided Prior to Date Performed: The appraisal was provided to the borrower on XX/XX/XXXX which is after the Effective Date of Appraisal but before the Date of Signature and Report Date.
Federal Compliance - TRID Final Closing Disclosure Non Escrowed Property Costs Year 1 Test: The verified Amount of Non-Escrowed Property Costs over Year 1 is the HOA $130.00.	Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Final Closing Disclosure Non Escrowed Property Costs Year 1 Test: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	CMLTI 2025-RP3_11997	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Safe Harbor QM	3	3	[3] Asset Documentation - Asset documentation requirements not met.
[3] Application / Processing - Missing Document: AUS not provided
[3] Income Documentation - The verification of employment is not within 10 business days of the Note.: Borrower: XXXXXXXXX// Employment Type: Employment / Income Type: Wages / Start Date: XX/XX/XXXX
[3] Income Documentation - The verification of employment is not within 10 business days of the Note.: Borrower: XXXXXXXXX // Employment Type: Employment / Income Type: Wages / Start Date: XX/XX/XXXX
[2] AUS Discrepancy / Guidelines Discrepancy - AUS Findings: Qualifying asset balance discrepancy.: Calculated qualifying asset balance of $XXXX is less than AUS qualifying asset balance of $XXXX
[2] Asset Calculation / Analysis - Available for Closing is insufficient to cover Cash From Borrower.: Documented qualifying Assets for Closing of $XXXX is less than Cash From Borrower $XXXX	Missing evidence of the sale of XXXXXXXXXand evidence of Earnest Money Deposit. AUS in file is dated 1 month post close. Please provide AUS pre-close to determine eligibility. Missing evidence of the sale of XXXXXXXXXand evidence of Earnest Money Deposit. Missing evidence of the sale of XXXXXXXXXand evidence of Earnest Money Deposit.	1	3	[3] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Safe Harbor QM.
[2] Miscellaneous Compliance - (Doc Error) GFE Error: Interest rate available through date not provided.: GFE Date: XX/XX/XXXX Interest Rate Available Through Date is blank for GFE dated XX/XX/XXXX.
[2] Federal Compliance - QM Employment History - Current and/or Previous Employment Documentation lacks Date Info: Qualified Mortgage (Dodd-Frank 2014): Missing Employment Dates to verify two years employment history for current and/or prior employment. (XXXXXXXXXXXXXXXXXXXXXXXX/XXXX)
[2] Federal Compliance - QM Employment History - Current and/or Previous Employment Documentation lacks Date Info: Qualified Mortgage (Dodd-Frank 2014): Missing Employment Dates to verify two years employment history for current and/or prior employment. (XXXX/XXXX/XXXX)
[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 1203) Without Cure: RESPA (2010): 0% tolerance violation for 1203 fee without evidence of sufficient cure provided.
[2] Federal Compliance - RESPA (2010) – Written Service Provider List Missing: Unable to determine if the borrower received a list of service providers due to missing information.
[2] Federal Compliance - RESPA Disclosure - HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.	Federal Compliance - Check Loan Designation Match - QM: The Originator Loan Designation is Temporary SHQM. However, the loan is missing Missing evidence of the sale of Wood Stream Ln, evidence of Earnest Money Deposit, and the AUS which resulted in a Due Diligence Loan Designation of Safe Harbor QM.
Federal Compliance - QM Employment History - Current and/or Previous Employment Documentation lacks Date Info: Missing the previous VOE to verify two years employment history.
Federal Compliance - QM Employment History - Current and/or Previous Employment Documentation lacks Date Info: Missing the previous VOE to verify two years employment history.	Federal Compliance - Check Loan Designation Match - QM: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

Federal Compliance - RESPA (2010) - 0% Tolerance (Line 1203) Without Cure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) – Written Service Provider List Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																								Federal Compliance - RESPA Disclosure - HUD Settlement Cost Booklet Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA ATR/QM	C	C	C	C	C	B	C	B	C	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_12817	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	CMLTI 2025-RP3_12823	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	CMLTI 2025-RP3_12651	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	Temporary SHQM (GSE/Agency Eligible)	3	1	1	3	[3] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (InitiXX/XX/XXXX018)
[3] Federal Compliance - TRID Revised Loan Estimate Timing Before Closing: TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on XX/XX/XXXX not received by borrower at least four (4) business days prior to closing. (InterXX/XX/XXXX018)
[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Wire /Funding/ Disbursement Fee.  Fee Amount of $35.00 exceeds tolerance of $0.00.  Sufficient or excess cure was provided to the borrower at Closing. (75206)
[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Courier / Express Mail / Messenger Fee. Fee Amount of $30.00 exceeds tolerance of $0.00. Sufficient or excess cure was provided to the borrower at Closing. (75187)	Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: CD dated XX/XX/XXXX was not signed by borrower so it is defaulting to 4 business days after issue date.
Federal Compliance - TRID Revised Loan Estimate Timing Before Closing: LE datedXX/XX/XXXX was not signed by borrower so it is defaulting to 4 business days after issue date.
Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: Cure of $35 was provided.
Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: Cure of $30 was provided.	REVIEWER - CURED COMMENT (2022-12-08): Sufficient Cure Provided At Closing REVIEWER - CURED COMMENT (2022-12-08): Sufficient Cure Provided At Closing	Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Revised Loan Estimate Timing Before Closing: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	CMLTI 2025-RP3_12668	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Temporary SHQM (GSE/Agency Eligible)	3	1	1	3	[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
																					[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.			Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions. Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.			TILA SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	CMLTI 2025-RP3_12307	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Safe Harbor QM	3	3	[3] AUS Discrepancy / Guidelines Discrepancy - AUS/Guideline Findings: All conditions were not met [3] AUS Discrepancy / Guidelines Discrepancy - AUS/Guideline Findings: All conditions were not met [3] Application / Processing - Missing Document: AUS not provided	File is missing the required AUS with all pages; loan is defaulting to standard ATR/QM documentation requirements. Missing AUS approval		1				3	[3] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Safe Harbor QM.	Federal Compliance - Check Loan Designation Match - QM: The Originator Loan Designation is Temporary SHQM. However, the loan is missing the AUS which resulted in a Due Diligence Loan Designation of Safe Harbor QM.		Federal Compliance - Check Loan Designation Match - QM: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.			TILA ATR/QM	C	C	C	C	C	B	C	B	C	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_12709	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Investment	Refinance Cash-out - Other	N/A	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	CMLTI 2025-RP3_12866	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Temporary SHQM (GSE/Agency Eligible)	3	1	1	3	[3] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.
[3] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).
[3] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (FinXX/XX/XXXX019)	Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: There was no evidence the borrower's received a preliminary Closing Disclosure at least 3 business days prior to the XX/XX/XXXXlosing date.	Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: TILA ROR - 3yrs for rescindable transactions.

																								Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	CMLTI 2025-RP3_11839	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX Disaster Name: XXXXXXXXX Disaster Declaration Date: XX/XX/XXXX	1	2	[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:SecondaXX/XX/XXXX014)
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX014)
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX014)
[2] Federal Compliance - RESPA (2010) – Written Service Provider List Missing: RESPA (2010):  Borrower not provided with list of service providers.
[2] Federal Compliance - RESPA Disclosure - HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.	Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: The Appraisal Disclaimer disclosures found in the file indicate the appraisal(s) were not provided until XXXX which was the day of closing.
Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: The Appraisal Disclaimer disclosures found in the file indicate the appraisal(s) were not provided until XXXX which was the day of closing.
																						Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: The Appraisal Disclaimer disclosures found in the file indicate the appraisal(s) were not provided until XXXX which was the day of closing. There was no documentation found to evidence the borrower received acceptable Appraisal Waiver Disclosure.		Federal Compliance - RESPA (2010) – Written Service Provider List Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. Federal Compliance - RESPA Disclosure - HUD Settlement Cost Booklet Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_12291	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX Disaster Name: XXXXXXXXXXX Disaster Declaration Date: XX/XX/XXXX	1	3	[3] Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on XX/XX/XXXX disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated XX/XX/XXXX). (FinXX/XX/XXXX017)
[3] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (FinXX/XX/XXXX017)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for HOA Transfer Fee.  Fee Amount of $160.00 exceeds tolerance of $0.00.  Insufficient or no cure was provided to the borrower. (77123)
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.
[2] Federal Compliance - RESPA - Initial Escrow Account statement Inaccurate: RESPA: Initial escrow account statement does not match charges on HUD-1/Final Closing Disclosure.	Federal Compliance - TRID Final Closing Disclosure Finance Charge: Finance Variance is for the Processing fee of $95.00. This results in a variance for the finance charge of $110.00
Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. Final DeliveredXX/XX/XXXX
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: No COC was provided to the borrower for the 0% Tolerance cure for $160.00.	Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																								Federal Compliance - RESPA - Initial Escrow Account statement Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TRID SOL Expired	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_12322	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX Disaster Name: XXXXX Disaster Declaration Date: XX/XX/XXXX			1				2	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_12696	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	3	1	1	3	[3] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (InitiXX/XX/XXXX019)
[3] Federal Compliance - TRID Initial Loan Estimate Timing Electronically Provided: TILA-RESPA Integrated Disclosure: Loan Estimate not delivered to Borrower(s) within three (3) business days of application. Initial Loan Estimate dated XX/XX/XXXX was electronically provided without or prior to borrower's consent to receive electronic disclosures. Failure to comply with the provisions of the E-Sign Act and failure to provide good faith estimate of fees timely may result in additional fee tolerance violations. (InitiXX/XX/XXXX019)
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX019)
[2] Federal Compliance - TRID Final Closing Disclosure did not disclose Amount of Non-Escrowed Property Costs over Year 1: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Non-Escrowed Property Costs over Year 1 of 7,910.98 on Final Closing Disclosure provided on XX/XX/XXXX not accurate. (FinXX/XX/XXXX019)
[1] Federal Compliance - TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $170.00 exceeds tolerance of $150.00 plus 10% or $165.00.  Sufficient or excess cure was provided to the borrower at Closing. (0)
[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $585.00 exceeds tolerance of $485.00. Sufficient or excess cure was provided to the borrower at Closing. (7506)	Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Initial Closing Disclosure datedXX/XX/XXXX was not deemed received by the borrower untilXX/XX/XXXX and the note date isXX/XX/XXXX. Verification that the borrower received the initial Closing Disclosure at least 3 business days prior to the note date was not provided.
Federal Compliance - TRID Initial Loan Estimate Timing Electronically Provided: Loan Estimate datedXX/XX/XXXX was e-signed by the borrower onXX/XX/XXXX, however the earliest e-consent found in file was executed by the borrower onXX/XX/XXXX.
Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Evidence the borrower received the appraisal three days prior to closing nor an executed appraisal waiver were provided.
Federal Compliance - TRID Final Closing Disclosure did not disclose Amount of Non-Escrowed Property Costs over Year 1: Appraisal reflects a $719 monthly HOA fee, calculating to an annual amount of $8,628. Final Closing Disclosure reflects $7,910.98 for Amount of Non-Escrowed Property Costs over Year 1.	REVIEWER - CURED COMMENT (2022-12-08): Sufficient Cure Provided At Closing REVIEWER - CURED COMMENT (2022-12-08): Sufficient Cure Provided At Closing	Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Initial Loan Estimate Timing Electronically Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Final Closing Disclosure did not disclose Amount of Non-Escrowed Property Costs over Year 1: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	CMLTI 2025-RP3_12708	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Investment	Refinance Cash-out - Other	N/A	3	3	[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX Disaster Name: XXXXXXXXXXXXXXX Disaster Declaration Date: XX/XX/XXXX			1				2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.			Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.			-	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_11907	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Limited Cash-out GSE	Temporary SHQM (GSE/Agency Eligible)	3	1	1	3	[3] Federal Compliance - TIL-MDIA 2009 Three Day Waiting Period Irregular Transaction: Truth in Lending Act (Early TIL Disclosure): Corrected TIL for APR inaccuracy was not received by the borrower at least three (3) business days prior to closing.
[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 801) With Cure: RESPA (2010): 0% tolerance violation for 801 fee with  evidence of cure provided on Final HUD-1
[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 803) With Cure: RESPA (2010): 0% tolerance violation for 803 fee with evidence of cure provided on Final HUD-1	Federal Compliance - TIL-MDIA 2009 Three Day Waiting Period Irregular Transaction: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) - 0% Tolerance (Line 801) With Cure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																								Federal Compliance - RESPA (2010) - 0% Tolerance (Line 803) With Cure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	CMLTI 2025-RP3_12885	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Investment	Refinance Limited Cash-out GSE	N/A	3	3	[3] Mortgage / Program Eligibility - AUS Findings: Investor qualifying total debt ratio discrepancy.: Calculated investor qualifying total debt ratio of XX.XX%exceeds AUS total debt ratio of 22.06000%.
[3] AUS Discrepancy / Guidelines Discrepancy - AUS/Guideline Findings: All conditions were not met
[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: XX/XX/XXXX
Disaster End Date: XX/XX/XXXX
Disaster Name: XXXXX
Disaster Declaration Date: XX/XX/XXXX
[3] Income Documentation - REO Documents are missing.: Address: XXXXXXXXXXXXXXXXXInsurance Verification, Tax Verification
[3] Income Documentation - REO Documents are missing.: Address: XXXXXXXXXXXXXXXXXTax Verification
[3] Income Documentation - Verification(s) of employment is not within 10 business days of the Note.: Borrower: XXXXXXXXXXXXXXXXX/ Employment Type: Employment / Income Type: Wages / Start Date: XX/XX/XXXX	Debt ratio of XX.XX%exceeds AUS debt ratio of 22.06% due to differences in rental property debts and income. Missing liability information for some of the rental properties, see individual exceptions. 1008 indicates some properties were refinanced. Provide updated statements if information provided was not the most current at the time of the subject closing.
														Debt ratio of XX.XX%exceeds AUS debt ratio of 22.06% due to differences in rental property debts and income. Missing liability information for some of the rental properties, see individual exceptions. 1008 indicates some properties were refinanced. Provide updated statements if information provided was not the most current at the time of the subject closing.		1				2	[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX019) [2] Application / Processing - Missing Document: Missing Lender's Initial 1003	Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Provide all appraisals and evidence they were all sent to the borrower at least 3 days prior to closing.					-	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_12792	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Investment	Refinance Limited Cash-out GSE	N/A	3	3	[3] Mortgage / Program Eligibility - AUS Findings: Investor qualifying total debt ratio discrepancy.: Calculated investor qualifying total debt ratio of XX.XX%exceeds AUS total debt ratio of 49.29000%.
[3] AUS Discrepancy / Guidelines Discrepancy - AUS/Guideline Findings: All conditions were not met
[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: XX/XX/XXXX
Disaster End Date: XX/XX/XXXX
Disaster Name: XXXXXXXXXXXX
Disaster Declaration Date: XX/XX/XXXX
[3] Income Documentation - Income Docs Missing:: Borrower: XXXXXXXXXXXX Third Party Verification
[3] Income Documentation - Income documentation requirements not met.
[3] Income Documentation - REO Documents are missing.: Address: XXXXXXXXXXXX Insurance Verification, Statement, Tax Verification
													[2] General - Title Policy Coverage is less than Original Loan Amount.: The Title Policy Amount of $XXXX is less than the note amount of $XXX,XXX based on the Commitment in file.	DTI Discrepancy due to missing proof the liabilities were paidoff per the AUS. DTI issues due to missing evidence the liabilities were paidoff as required. Loan file missing Third Party verification of self employment and liability information for the borrower's primary residence. See additional exceptions.		1				1							-	C	C	C	C	C	A	A	A	A	A	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_12647	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	2	1	1	2	[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX018)
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.
																					[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $750.00 exceeds tolerance of $700.00. Sufficient or excess cure was provided to the borrower at Closing. (7506)	Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: No documentation to support the appraisal was provided to the borrower 3 business days prior to consummation. Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $750.00 exceeds tolerance of $700.00. Sufficient cure of $50.00 was provided to the borrower at Closing.	REVIEWER - CURED COMMENT (2022-12-08): Sufficient Cure Provided At Closing	Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	CMLTI 2025-RP3_12492	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX Disaster Name: XXXXX Disaster Declaration Date: XX/XX/XXXX	1	3	[3] Federal Compliance - TRID Final Closing Disclosure Escrow Account: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on XX/XX/XXXX did not disclose whether the loan will have an escrow account. (FinXX/XX/XXXX017)
[3] Federal Compliance - TRID Final Closing Disclosure Will Not Have Escrow Account: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on XX/XX/XXXX incorrectly disclosed whether the loan will have an escrow account. (FinXX/XX/XXXX017)
[3] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (InitiXX/XX/XXXX017)
[2] Federal Compliance - TRID Final Closing Disclosure did not disclose Total Property Costs Year 1 - Pre October 2018 Test: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on XX/XX/XXXX did not disclose Estimated Property Costs over Year 1. (FinXX/XX/XXXX017)	Federal Compliance - TRID Final Closing Disclosure Escrow Account: Final Closing Disclosure provided on XX/XX/XXXX did not disclose whether the loan will have an escrow account.
Federal Compliance - TRID Final Closing Disclosure Will Not Have Escrow Account: Final Closing Disclosure provided on XX/XX/XXXX incorrectly disclosed whether the loan will have an escrow account
Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.
Federal Compliance - TRID Final Closing Disclosure did not disclose Total Property Costs Year 1 - Pre October 2018 Test: Final Closing Disclosure provided on XX/XX/XXXX did not disclose Estimated Property Costs over Year 1.	Federal Compliance - TRID Final Closing Disclosure Escrow Account: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Will Not Have Escrow Account: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Final Closing Disclosure did not disclose Total Property Costs Year 1 - Pre October 2018 Test: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_12559	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Temporary SHQM (GSE/Agency Eligible)	3	1	1	3	[3] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (InitiXX/XX/XXXX018)
[3] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $234.00 exceeds tolerance of $205.00 plus 10% or $225.50.  Insufficient or no cure was provided to the borrower. (0)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Lender's Title Insurance.  Fee Amount of $726.72 exceeds tolerance of $300.00.  Insufficient or no cure was provided to the borrower. (7567)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee.  Fee Amount of $425.00 exceeds tolerance of $0.00.  Insufficient or no cure was provided to the borrower. (7506)
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX018)
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
[2] Federal Compliance - RESPA - Initial Escrow Account statement Inaccurate: RESPA: Initial escrow account statement does not match charges on HUD-1/Final Closing Disclosure.	Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: CD dated XX/XX/XXXX no proof provided to borrower 3 days prior to final Cd datedXX/XX/XXXX
Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: Discount Point was later disclosed at $205 on LE but disclosed at  $225.50 on Final Closing Disclosure. File does not contain valid COC for this fee, nor evidence of cure in file Seller CD is missing and no seller paid fee on borrower CD
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Title - Lender's Title Insurance was later disclosed at $300 on LE but disclosed at  $726.72 on Final Closing Disclosure. File does not contain valid COC for this fee, nor evidence of cure in file Seller CD is missing and no seller paid fee on borrower CD
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Appraisal Fee was later disclosed at $0 on LE but disclosed at  $425 on Final Closing Disclosure. File does not contain valid COC for this fee, nor evidence of cure in file Seller CD is missing and no seller paid fee on borrower CD
Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Data not provided 3 days requirement were missing and 3 days to confirmation	Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																								Federal Compliance - RESPA - Initial Escrow Account statement Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TRID SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	CMLTI 2025-RP3_12719	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	2	1				1				2	[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.						-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	CMLTI 2025-RP3_12477	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	3	1	1	3	[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Title Update. Fee Amount of $125.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (77225)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Abstract / Title Search. Fee Amount of $525.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (77163)	Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Zero percent tolerance fees disclosed on the Loan Estimate for Title-Title Update Fee totaled $0 and disclosed on the Closing Disclosure totaled $125. No cure provided.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Zero percent tolerance fees disclosed on the Loan Estimate for Title-Abstract/Title Search Fee totaled $0 and disclosed on the Closing Disclosure totaled $525. No cure provided.	Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	CMLTI 2025-RP3_11855	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Safe Harbor QM	3	3	[3] AUS Discrepancy / Guidelines Discrepancy - AUS/Guideline Findings: All conditions were not met [3] Application / Processing - Missing Document: Divorce Decree / Child Support not provided [3] Mortgage / Program Eligibility - Missing Document: Note - Subordinate Lien not provided [3] Income Documentation - REO Documents are missing.: Address: XXXXXXXXXXXXXXXInsurance Verification, Tax Verification	The file is missing the Note for the subordinate financing, as required by the AUS approval.		1				3	[3] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Safe Harbor QM.	Federal Compliance - Check Loan Designation Match - QM: The loan was agency approved with an Originator Loan Designation of Temp SHQM, but due to the missing Note for the subordinate financing, as required by the AUS approval, is resulting in a Due Diligence Loan Designation of SHQM.		Federal Compliance - Check Loan Designation Match - QM: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.			TILA ATR/QM	C	C	C	C	C	B	C	B	C	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_12833	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Non QM	3	3	[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX Disaster Name: XXXXX Disaster Declaration Date: XX/XX/XXXX [3] General - Initial Rate Lock rate date is not documented in file. [2] Insurance Analysis - Hazard Insurance Policy expires within 90 days of the Note Date.: Hazard Insurance Policy Expiration Date XX/XX/XXXX, Note Date XX/XX/XXXX	1	3	[3] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Non QM.
[3] Federal Compliance - Income Method of Calculation: Qualified Mortgage (Dodd-Frank 2014): The Method used to calculate the qualifying monthly income is not supported by the earnings history/trend. (XXXXXXXXXXXXXXXXXXXXXXXX)
[3] Federal Compliance - Income Method of Calculation: Qualified Mortgage (Dodd-Frank 2014): The Method used to calculate the qualifying monthly income is not supported by the earnings history/trend. (XXXXXXXXXXXXXXXXXXXXXXXX)
[3] Federal Compliance - QM Points and Fees: Qualified Mortgage (Dodd Frank 2014): Points and Fees on subject loan of XXXX% is in excess of the allowable maximum of  3.00000% of the Federal Total Loan Amount. Points and Fees total $XXXX on a Federal Total Loan Amount of XXXXXXXXXvs. an allowable total of $XXXX (an overage of $XXXX or XXXX%).
[3] Federal Compliance - S-Corp Income Documentation Test: Qualified Mortgage (Dodd-Frank 2014): Self-employed income documentation not sufficient (S-Corp). (XXXXXXXXXXXXXXXXXXXXXXXX)
[3] Federal Compliance - S-Corp Income Documentation Test: Qualified Mortgage (Dodd-Frank 2014): Self-employed income documentation not sufficient (S-Corp). (XXXXXXXXXXXXXXXXXXXXXXXX)
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.	Federal Compliance - Check Loan Designation Match - QM: The loan was agency approved with an Originator Loan Designation of Temp SHQM. However, the loan failed points and fees testing which resulted in a Due Diligence Loan Designation to Non QM.
Federal Compliance - Income Method of Calculation: Loan was AUS approved, however the loan failed QM points and fees testing, which is causing the loan to waterfall to ATR/QM standards and income requirements.
Federal Compliance - Income Method of Calculation: Loan was AUS approved, however the loan failed QM points and fees testing, which is causing the loan to waterfall to ATR/QM standards and income requirements.
Federal Compliance - QM Points and Fees: Points and Fees on subject loan of 3.78694% is in excess of the allowable maximum of 3.00000% of the Federal Total Loan Amount. Points and Fees total $XXXX on a Federal Total Loan Amount of XXXXXXXXXvs. an allowable total of $XXXX (an overage of $XXXX or XXXX%).
Federal Compliance - S-Corp Income Documentation Test: Loan was AUS approved, however the loan failed QM points and fees testing, which is causing the loan to waterfall to ATR/QM standards and income requirements.
Federal Compliance - S-Corp Income Documentation Test: Loan was AUS approved, however the loan failed QM points and fees testing, which is causing the loan to waterfall to ATR/QM standards and income requirements.	Federal Compliance - Check Loan Designation Match - QM: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

																								Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA ATR/QM	C	C	C	C	C	C	C	C	C	C	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_12945	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	2	1				1				2	[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.						-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	CMLTI 2025-RP3_12388	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX Disaster Name: XXXXXXXXXXXXXXX Disaster Declaration Date: XX/XX/XXXX [3] General - Initial Rate Lock rate date is not documented in file.	1	2	[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX017)
																					[2] Federal Compliance - TRID Final Closing Disclosure Will Have Escrow - Initial Escrow Payment By All Parties: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on XX/XX/XXXX disclosed an Initial Escrow Payment that includes both borrower and non-borrower paid amounts. (FinXX/XX/XXXX017)	Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: The borrower signed at closing XX/XX/XXXX Receipt of Appraisal Acknowledgment. However the acknowledgment does not specify if the appraisal was received timely or if borrower's waived the right to receive. Federal Compliance - TRID Final Closing Disclosure Will Have Escrow - Initial Escrow Payment By All Parties: The final Closing Disclosure issued XX/XX/XXXX discloses initial escrow payment for taxes paid by borrower of $XXXX and seller of $XXXX.		Federal Compliance - TRID Final Closing Disclosure Will Have Escrow - Initial Escrow Payment By All Parties: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Material violations for inaccurate disclosures carry assignee liability. Non-material if amounts disclosed includes both borrower and non-borrower paid escrow amounts.			-	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_12624	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX Disaster Name: XXXXX Disaster Declaration Date: XX/XX/XXXX			1				1							-	C	C	C	C	C	A	A	A	A	A	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_12636	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX Disaster Name: XXXXXXXXXXXX Disaster Declaration Date: XX/XX/XXXX [3] Insurance Analysis - Insufficient Coverage: Hazard insurance coverage amount is insufficient. [2] General - Title Policy Coverage is less than Original Loan Amount.: The Title Policy Amount of $XXXX is less than the note amount of $XXX,XXXbased on the Commitment in file.	Shortage is $XXXX with no evidence of extended coverage or replacement cost.	1	3	[3] Federal Compliance - TRID Final Closing Disclosure Total Of Payments: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on XX/XX/XXXX disclosed an inaccurate Total of Payments on page 5 that does not match the actual total of payments for the loan (fee amounts included in TOP calculation are based on Closing Disclosure dated XX/XX/XXXX). (FinXX/XX/XXXX018)
[3] Federal Compliance - TRID Final Closing Disclosure Will Not Have Escrow -  Property Costs Year 1: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on XX/XX/XXXX incorrectly disclosed Estimated Property Costs over Year 1 for loan with an escrow account established. (FinXX/XX/XXXX018)
[3] Federal Compliance - TRID Interim Closing Disclosure Timing Test: TILA-RESPA Integrated Disclosure – Corrected Closing Disclosure provided on or after XX/XX/XXXX contains a change in APR and was not received by borrower at least three (3) business days prior to consummation
[3] Federal Compliance - TRID Lender Credit Tolerance Violation: TILA-RESPA Integrated Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of $0.00  is less than amount of binding Lender Credit previously disclosed in the amount of $-980.00. (9300)
[3] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $1,588.00 exceeds tolerance of $1,338.00 plus 10% or $1,471.80.  Insufficient or no cure was provided to the borrower. (0)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee.  Fee Amount of $77.75 exceeds tolerance of $33.00.  Insufficient or no cure was provided to the borrower. (7520)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points.  Fee Amount of $7,904.00 exceeds tolerance of $0.00.  Insufficient or no cure was provided to the borrower. (7200)
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX018)	Federal Compliance - TRID Final Closing Disclosure Total Of Payments: The final CD incorrectly disclosed the total of payments. The disclosed total of payments is $752915.54 and the final calculated total of payments is $762389.71.
Federal Compliance - TRID Final Closing Disclosure Will Not Have Escrow -  Property Costs Year 1: Page 4 included HOA $1320 annually in both escrowed and non-escrowed sections.
Federal Compliance - TRID Interim Closing Disclosure Timing Test:XX/XX/XXXXinal closing CD had APR increase.
Federal Compliance - TRID Lender Credit Tolerance Violation: The lender credit was disclosed at -$980 and then increased to $0 with no valid change of circumstance or cure provided.
Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: The ten percent tolerance was exceeded , initially disclosed at $1338 and final calculation at $1588, with a maximum amount of $1471.80. with no valid change of circumstance or cure provided.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: The credit report fee was disclosed at $33 and increased to $77.75 (combined) with no valid change of circumstance or cure provided.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: The loan discount points were disclosed at $0 and increased to $7904 with no valid change of circumstance or cure provided.
Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: There is no evidence in file that borrower was provided a copy of the appraisal 3 days prior to close.	Federal Compliance - TRID Final Closing Disclosure Total Of Payments: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Will Not Have Escrow -  Property Costs Year 1: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Interim Closing Disclosure Timing Test: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Lender Credit Tolerance Violation: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_12677	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Safe Harbor QM	3	3	[3] Asset Documentation - Asset documentation requirements not met.
[3] Asset Calculation / Analysis - AUS Findings: Available for Closing discrepancy.: Documented qualifying Assets of $XXXX is less than AUS Available for Closing of  $XXXX
[3] Asset Calculation / Analysis - AUS Findings: Available for Reserves discrepancy.: Calculated Available for Reserves of $0.00 is less than AUS Available for Reserves of $1,420.00.
[3] AUS Discrepancy / Guidelines Discrepancy - AUS/Guideline Findings: All conditions were not met
[3] Document Error - Borrower(s) is not a U.S. Citizen, and the guideline required documentation was not provided.: Borrower: XXXXXXXXXXXX
[3] Income Documentation - Income Docs Missing:: Borrower: XXXXXXXXXXXX VVOE - Employment Only
[3] Income Documentation - Income documentation requirements not met.
[3] General - Missing Document: Verification of Non-US Citizen Status not provided
[3] Income Documentation - The verification of employment is not within 10 business days of the Note.: Borrower: XXXXXXXXXXXX // Employment Type: Employment / Income Type: Wages / Start Date: XX/XX/XXXX
[3] Income Documentation - Verification(s) of employment is not within 10 business days of the Note.: Borrower: XXXXXXXXXXXX // Employment Type: Employment / Income Type: Wages / Start Date: XX/XX/XXXX
[2] Application / Processing - 1003 Error: Citizenship Source Documentation  was not provided: Borrower: XXXXXXXXXXXX
[2] AUS Discrepancy / Guidelines Discrepancy - AUS Findings: Qualifying asset balance discrepancy.: Calculated qualifying asset balance of $18,802.78 is less than AUS qualifying asset balance of $20,617.28.
[2] Asset Calculation / Analysis - Available for Closing is insufficient to cover Cash From Borrower.: Documented qualifying Assets for Closing of $18,802.78 is less than Cash From Borrower $19,247.01.	A large deposit has not been verified in Acct# XXXX. A large deposit has not been verified in Acct #XXXX. A large deposit has not been verified in Acct# XXXX. The file is missing verification that B1 is a Legal Resident of the United States. A VVOE for B1 was not provided. The file is missing verification that B1 is a Legal Resident of the United States. A large deposit has not been verified in Acct# XXXX. A large deposit has not been verified in Acct #XXXX.	1	3	[3] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Safe Harbor QM.
[2] Federal Compliance - QM Employment History - Current Employment Documentation lacks Date Info: Qualified Mortgage (Dodd-Frank 2014): Missing Employment Dates to verify two years current employment. (XXXXXXXXXXXXXXXXXXXXXXXX/XXXX)	Federal Compliance - Check Loan Designation Match - QM: The Originator Loan Designation is Temporary SHQM.
However, the file is missing verification that B1 is a Legal Resident of the United States; A large deposit has not been verified in Acct #XXXX; A VOE for B1 was not provided, which resulted in a Due Diligence Loan Designation of Safe Harbor QM.
																						Federal Compliance - QM Employment History - Current Employment Documentation lacks Date Info: The file is missing a VVOE for B1.		Federal Compliance - Check Loan Designation Match - QM: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.			TILA ATR/QM	C	C	C	C	C	B	C	B	C	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_12459	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	3	1	1	3	[3] Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on XX/XX/XXXX disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated XX/XX/XXXX). (FinXX/XX/XXXX017)
[3] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (FinXX/XX/XXXX017)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Technology Fee.  Fee Amount of $1,190.00 exceeds tolerance of $0.00.  Insufficient or no cure was provided to the borrower. (7712)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Re-Inspection Fee.  Fee Amount of $245.00 exceeds tolerance of $160.00.  Insufficient or no cure was provided to the borrower. (75103)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $595.00 exceeds tolerance of $560.00. Insufficient or no cure was provided to the borrower. (7506)	Federal Compliance - TRID Final Closing Disclosure Finance Charge: Finance Charge disclosed is $271,770.28. Calculated finance charge is $273,262.08. Variance of -$1,491.80. Itemization in file reflects Technology fee of $1,190.00 and Title Guaranty Fee of $300.00 was not included in prepaid finance charges.
Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Evidence of earlier borrower receipt was not found in file.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Technology Fee was not disclosed on the initial Loan Estimate but increased to $1,190.00 on the final closing disclosure. No valid change of circumstance or was provided to the borrower.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Appraisal Re-Inspection Fee disclosed on the initial Loan Estimate dated XX/XX/XXXX was $160.00 but increased to $245.00 on the final closing disclosure. No valid change of circumstance or was provided to the borrower.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Appraisal Fee was last disclosed as $560.00 on LE but disclosed as $595.00 on Final Closing Disclosure. File does not contain a valid COC for this fee, nor evidence of cure in file.	Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	CMLTI 2025-RP3_12729	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Insurance Analysis - Insufficient Coverage: Hazard insurance coverage amount is insufficient.	HOI Policy shortage of $20,400.		1				3	[3] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.			Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.			TILA SOL Expired	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_12693	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Investment	Purchase	N/A	3	3	[3] Income Documentation - REO Documents are missing.: Address: XXXXXXXXXXXInsurance Verification, Statement, Tax Verification			1				2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.			Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.			-	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_12165	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX Disaster Name: XXXXXXXXXXX Disaster Declaration Date: XX/XX/XXXX	1	3	[3] Federal Compliance - TILA NMLSR - Individual Originator NMLS information on documents does not match NMLS website: Truth in Lending Act (NMLSR Dodd- Frank 2014): Individual Loan Originator NMLSR information on loan documents does not match NMLSR.
[3] Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on XX/XX/XXXX disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated XX/XX/XXXX). (FinXX/XX/XXXX016)
[3] Federal Compliance - TRID Final Closing Disclosure No Seller Paid Fees Primary Residence First Lien: TRID Final Closing Disclosure XX/XX/XXXX on a first lien purchase transaction did not disclose any Seller paid fees/charges on page 2. (Points and Fees testing limited to Borrower paid fees.) (FinXX/XX/XXXX016)
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX016)
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.	Federal Compliance - TRID Final Closing Disclosure Finance Charge: The final closing disclosure indicated finance charges of $52,550.80, while the actual calculated finance charges were $52,743.60, which was a difference of $192.80.
Federal Compliance - TRID Final Closing Disclosure No Seller Paid Fees Primary Residence First Lien: The borrower's final closing disclosure did not reflect any seller paid fees.
Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: The loan closed onXX/XX/XXXXdocument provided at closing that stated appraisal was received but date received was not provided no documentation provided with evidence as to when the borrower was provided a copy of the appraisal.	Federal Compliance - TILA NMLSR - Individual Originator NMLS information on documents does not match NMLS website: Assignee Liability: Civil actions that may be brought against a creditor may be maintained against any assignee only if the violation is apparent on the face of the disclosure or other documents assigned, except where the assignment was voluntary. This civil liability may include $4,000, in the case of an individual transaction, or the lesser of $500,000 or 1% of the creditor's net worth in the case of a class action (effectiveXX/XX/XXXXthis amount increases to the lesser of $1,000,000 or 1%), as well as actual damages, court costs, and attorneys' fees. For an anti-steering violation, the creditor may also be liable in an amount equal to the sum of all finance charges and fees paid by the consumer, unless the creditor demonstrates the failure to comply is not material. Notwithstanding any other provision of law, when a creditor, assignee, or other holder or anyone acting on behalf of the creditor, assignee, or holder, initiates a judicial or nonjudicial foreclosure of the residential mortgage loan, or any other action to collect the debt in connection with such loan, a consumer may assert a violation as a matter of defense by recoupment or set off without regard for the time limit on a private action for damages.
EffectiveXX/XX/XXXX in addition to the aforementioned, the individual Loan Originator could be liable for statutory damages. The maximum liability is the greater of actual damages or 3 times the loan originator's compensation or gain, plus the cost to the consumer of the action. The Dodd-Frank Act extended the statute of limitations on TILA violations to 3 years from the date of the violation.

																								Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_12011	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX Disaster Name: XXXXXXXXX Disaster Declaration Date: XX/XX/XXXX	1	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing Material: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[3] Federal Compliance - TIL-MDIA 3-day Waiting Period - Corrected TIL for APR Inaccuracy Received Less than 3 Business Days from Consummation: Truth in Lending Act (Early TIL Disclosure):  Corrected TIL for APR inaccuracy was not received by the borrower at least three (3) business days prior to closing.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA (2010) – GFE column on HUD Comparison Chart Inaccurate: Unable to determine if the Good Faith Estimate column on page 3 of the Final HUD-1 is accurate as compared to the most recently disclosed Good Faith Estimate due to missing information.
[2] Federal Compliance - RESPA (2010) – Written Service Provider List Missing: RESPA (2010):  Borrower not provided with list of service providers.
[2] Federal Compliance - RESPA Disclosure - HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.	Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing Material: Closing Statement/HUD reflecting the fees charged on the subject transaction is missing from the loan file.	Federal Compliance - TIL-MDIA 3-day Waiting Period - Corrected TIL for APR Inaccuracy Received Less than 3 Business Days from Consummation: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) – GFE column on HUD Comparison Chart Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) – Written Service Provider List Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																								Federal Compliance - RESPA Disclosure - HUD Settlement Cost Booklet Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.		Yes	TR Indeterminable	C	C	C	C	C	D	D	D	D	D	A	A	A	A	A	D	D	D	D	D
XXXX	XXXX	CMLTI 2025-RP3_12187	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Investment	Refinance Cash-out - Other	N/A	3	3	[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX Disaster Name: XXXXX Disaster Declaration Date: XX/XX/XXXX [3] Insurance Analysis - Insufficient Coverage: Hazard insurance coverage amount is insufficient. [3] Income Documentation - REO Documents are missing.: Address: XXXXXXXXXXXInsurance Verification	There is a shortfall of $91,440.00.		1				1							-	C	C	C	C	C	A	A	A	A	A	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_12438	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Investment	Refinance Rate/Term	N/A	3	3	[3] Asset Documentation - Asset documentation requirements not met. [3] AUS Discrepancy / Guidelines Discrepancy - AUS/Guideline Findings: All conditions were not met [3] Asset Documentation - Guideline Issue:Insufficient asset documentation.: Financial Institution: XXXXXXXXXXX // Account Type: Checking / Account Number: XXXX, Financial Institution: XXXXXXXXXXX // Account Type: Checking / Account Number: XXXX [3] Income Documentation - Income documentation requirements not met.	Two most recent months asset statements not provided. AUS submitted as wage earner. The 1003 indicates Self Employed. Documents not provided. Updated AUS and income documents not provided. Two most recent months statements required for asset verification. One month provided. AUS submitted as wage earner. The 1003 indicates Self Employed. Documents not provided.		1				2	[2] Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide "Right to Receive a Copy" appraisal disclosure to applicant within three (3) business days of application or determination of first lien status.	Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: Appraisal disclosure signed at closeXX/XX/XXXX. App dateXX/XX/XXXX.		Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: There is generally no Assignee Liability.			-	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_12529	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX Disaster Name: XXXXX Disaster Declaration Date: XX/XX/XXXX	1	3	[3] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.
[3] Federal Compliance - TRID Revised Loan Estimate Timing Before Closing: TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on XX/XX/XXXX not received by borrower at least four (4) business days prior to closing. (InterXX/XX/XXXX017)
[3] Federal Compliance - TRID Revised Loan Estimate Timing Before Closing: TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on XX/XX/XXXX not received by borrower at least four (4) business days prior to closing. (InterXX/XX/XXXX017)
[3] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $1,434.00 exceeds tolerance of $1,129.00 plus 10% or $1,241.90. Insufficient or no cure was provided to the borrower. (0)	Federal Compliance - TRID Revised Loan Estimate Timing Before Closing: The LE is signed and dated XX/XX/XXXX which is after closing XX/XX/XXXX.
Federal Compliance - TRID Revised Loan Estimate Timing Before Closing: The LE is signed and dated XX/XX/XXXX which is after closing XX/XX/XXXX.
Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: The 0% tolerance violation was exceeded by $192.10, with no cure or valid COC.	Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - TRID Revised Loan Estimate Timing Before Closing: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Revised Loan Estimate Timing Before Closing: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_12654	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Temporary SHQM (GSE/Agency Eligible)	2	2	[2] Insurance Analysis - Hazard Insurance Policy expires within 90 days of the Note Date.			1				1	[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of $574.05 exceeds tolerance of $545.00. Sufficient or excess cure was provided to the borrower at Closing. (8304)		REVIEWER - CURED COMMENT (2022-12-12): Sufficient Cure Provided At Closing				-	B	B	B	B	B	A	A	A	A	A	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	CMLTI 2025-RP3_12728	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX Disaster Name: XXXXX Disaster Declaration Date: XX/XX/XXXX [2] Document Error - The Preliminary title policy is within CA or NV and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.			1				2	[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX019)	Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Verification appraisal was delivered to borrower was not provided.					-	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_12613	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX Disaster Name: XXXXXXXXXXXXXXXXXX Disaster Declaration Date: XX/XX/XXXX	1	3	[3] Federal Compliance - TRID Final Closing Disclosure did not disclose Amount of Escrowed Property Costs over Year 1 - Pre October 2018: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Escrowed Property Costs over Year 1 of XXXX on Final Closing Disclosure provided on XX/XX/XXXX not accurate. (FinXX/XX/XXXX018)
[3] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (FinXX/XX/XXXX018)
[3] Federal Compliance - TRID Lender Credit Tolerance Violation: TILA-RESPA Integrated Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of $0.00  is less than amount of binding Lender Credit previously disclosed in the amount of $-432.00. (9300)
[3] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $128.00 exceeds tolerance of $114.00 plus 10% or $125.40.  Insufficient or no cure was provided to the borrower. (0)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points.  Fee Amount of $194.40 exceeds tolerance of $0.00.  Insufficient or no cure was provided to the borrower. (7200)
[2] Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:PrimaXX/XX/XXXX018)
[2] Federal Compliance - RESPA - Initial Escrow Account statement Inaccurate: RESPA: Initial escrow account statement does not match charges on HUD-1/Final Closing Disclosure.	Federal Compliance - TRID Final Closing Disclosure did not disclose Amount of Escrowed Property Costs over Year 1 - Pre October 2018: Corrected on PCCD, provide accompanying LOE to borrower in order to cure.
Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Evidence of borrower's receipt of the final closing disclosure at least 3 business days prior to closing was not provided.
Federal Compliance - TRID Lender Credit Tolerance Violation: Final Lender Credits disclosed on the Initial Loan Estimate dated XX/XX/XXXX was -$432.00 but decreased to $0.00 on the final closing disclosure.
Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: Total amount of $128.00 disclosed on the final closing disclosure exceeds the tolerance of the total amount of $114.00 that was previously disclosed on the Initial Loan Estimate dated XX/XX/XXXX. No valid change of circumstance or  was provided to the borrower.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Loan Discount Points fee disclosed on the Initial Loan Estimate dated XX/XX/XXXX was $0.00 but increased to $194.40 on the final closing disclosure. No valid Change of circumstance or cure was provided to the borrower.
Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): Evidence if/when report was provided to borrower is missing from file.	Federal Compliance - TRID Final Closing Disclosure did not disclose Amount of Escrowed Property Costs over Year 1 - Pre October 2018: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Lender Credit Tolerance Violation: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): There is generally no Assignee Liability.

																								Federal Compliance - RESPA - Initial Escrow Account statement Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TRID SOL Expired	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_12172	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Safe Harbor QM	3	3	[3] AUS Discrepancy / Guidelines Discrepancy - AUS Findings: Property type discrepancy.: Appraisal property type of PUD does not match AUS property type of Single Family Detached. [3] AUS Discrepancy / Guidelines Discrepancy - AUS/Guideline Findings: All conditions were not met [3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX Disaster Name: XXXXXXXXX Disaster Declaration Date: XX/XX/XXXX	Appraisal property type of PUD does not match AUS property type of Single Family Detached. The appraisal indicates the property is a PUD and the AUS approval is Detached property.	1	3	[3] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Safe Harbor QM.
[3] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.
[3] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
[3] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX016)
[2] Federal Compliance - TRID Final Closing Disclosure Non Escrowed Property Costs Year 1 Test: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Non-Escrowed Property Costs over Year 1 of XXXX on Final Closing Disclosure provided on XX/XX/XXXX not accurate. (FinXX/XX/XXXX016)	Federal Compliance - Check Loan Designation Match - QM: The Originator Loan Designation is Temporary SHQM. However, the AUS is reflecting the subject property as detached versus PUD. This is resulting in a Due Diligence Loan Designation of Safe Harbor QM.
Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: The borrower signed Right to Cancel was not found in the file.  The non-borrowing spouses signature indicates it was signed onXX/XX/XXXX versusXX/XX/XXXX.
Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: The Appraisal Acknowledgement is not valid as there are two scenarios provided and the borrower did not indicate the option for the appraisal was received at least three days prior to closing due to appraisal waiver not found in the file.
Federal Compliance - TRID Final Closing Disclosure Non Escrowed Property Costs Year 1 Test: The calculated monthly HOA Dues are $10.83 versus $10.84. This results in the calculated Non-Escrowed Property Costs over Year 1 $XXXX versus $XXXX as reflected on the final Closing Disclosure.	Federal Compliance - Check Loan Designation Match - QM: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: TILA ROR - 3yrs for rescindable transactions.

																								Federal Compliance - TRID Final Closing Disclosure Non Escrowed Property Costs Year 1 Test: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TILA ATR/QM	C	C	C	C	C	B	C	B	C	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_12703	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Limited Cash-out GSE	Temporary SHQM (GSE/Agency Eligible)	3	1	1	3	[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[3] Federal Compliance - TRID Final Closing Disclosure did not disclose Amount of Escrowed Property Costs over Year 1 -  October 2018: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Escrowed Property Costs over Year 1 of 2,888.40 on Final Closing Disclosure provided on XX/XX/XXXX not accurate. (FinXX/XX/XXXX019)
[3] Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Under Disclosed: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on XX/XX/XXXX disclosed an escrow payment for payment stream 2 that does not match the actual payment for the loan. (ProjSeq:2/2074305)
[3] Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Under Disclosed: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on XX/XX/XXXX disclosed an escrow payment for payment stream 1 that does not match the actual payment for the loan. (ProjSeq:1/2074304)
[2] Federal Compliance - ECOA Appraisal - Appraisal Provided Prior to Date Performed: ECOA Valuations Rule (Dodd-Frank 2014): Date valuation provided to applicant is prior to the date when valuation was performed.  Unable to determine compliance with appraisal timing requirements. (Type:PrimaXX/XX/XXXX019)
[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Re-Inspection Fee. Fee Amount of $150.00 exceeds tolerance of $0.00. Sufficient or excess cure was provided to the borrower at Closing. (75103)	Federal Compliance - TRID Final Closing Disclosure did not disclose Amount of Escrowed Property Costs over Year 1 - October 2018: The Final signed and dated Closing Disclosure issued onXX/XX/XXXX reflects Escrowed property costs for year 1 as $XXXX. However, the correct amount should have reflected $XXXX
Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Under Disclosed: The Final signed and dated Closing Disclosure issued onXX/XX/XXXX reflect estimated Tax, Insurance and assessment as $XXXX per month ($XXXX Insurance, $XXXX for Property and $XXXX for City Tax).  The estimated taxes within the loan file reflect $XXXX property tax and $XXXX City Tax.  The Total with Insurance should have reflected $XXXX.
Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Under Disclosed: The Final signed and dated Closing Disclosure issued onXX/XX/XXXX reflect estimated Tax, Insurance and assessment as $XXXX per month ($XXXX Insurance, $XXXX for Property and $XXXX for City Tax).  The estimated taxes within the loan file reflect $XXXX property tax and $XXXX City Tax.  The Total with Insurance should have reflected $XXXX.
Federal Compliance - ECOA Appraisal - Appraisal Provided Prior to Date Performed: The Appraisal was datedXX/XX/XXXX; however, the acknowledgement signed by Borrowers stated they received the appraisal report onXX/XX/XXXX.	REVIEWER - CURED COMMENT (2022-12-08): Sufficient Cure Provided At Closing	Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - TRID Final Closing Disclosure did not disclose Amount of Escrowed Property Costs over Year 1 -  October 2018: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Under Disclosed: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Under Disclosed: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	CMLTI 2025-RP3_12343	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	3	3	[3] AUS Discrepancy / Guidelines Discrepancy - AUS/Guideline Findings: All conditions were not met [3] Closing / Title - Missing Document: Rider - PUD not provided	The QM Points and Fees are exceeding the allowable maximum. The bonafide discount points were not considered in the High Testing document found in the file. These points were not excluded in final testing since there was no evidence found in the file to verify what the price was of the undiscounted rate of X.XX%	1	3	[3] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Non QM.
[3] Federal Compliance - QM DTI: Qualified Mortgage (Dodd-Frank 2014): Total Debt to Income Ratio exceeds 43% and the images do not provide evidence loan is eligible for purchase, guarantee or insurance by the appropriate agency.
[3] Federal Compliance - QM Points and Fees: Qualified Mortgage (Dodd Frank 2014): Points and Fees on subject loan of XXXX% is in excess of the allowable maximum of  3.00000% of the Federal Total Loan Amount. Points and Fees total $XXXX on a Federal Total Loan Amount of $XXXX vs. an allowable total of $XXXX (an overage of $XXXX or XXXX%).
[3] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (FinXX/XX/XXXX017)
[3] Federal Compliance - TRID Revised Loan Estimate Timing Before Closing: TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on XX/XX/XXXX not received by borrower at least four (4) business days prior to closing. (InterXX/XX/XXXX017)
[2] Federal Compliance - TRID Final Closing Disclosure did not disclose Amount of Non-Escrowed Property Costs over Year 1: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on XX/XX/XXXX did not disclose Amount of Non-Escrowed Property Costs over Year 1. (FinXX/XX/XXXX017)	Federal Compliance - Check Loan Designation Match - QM: The loan was agency approved with an Originator Loan Designation of Temporary SHQM. However, the loan failed QM Points and Fees testing which resulted in a Due Diligence Loan Designation to Non QM.
Federal Compliance - QM DTI: The loan was AUS approved with a DTI of 44.11%.  However, the loan is failing QM Points and fees and is waterfalling to ATR/QM standard DTI requirement of maximum 43%.
Federal Compliance - QM Points and Fees: The QM Points and Fees are exceeding the allowable maximum.  The bonafide discount points were not considered in the High Testing document found in the file.  These points were not excluded in final testing since there was no evidence found in the file to verify what the price was of the undiscounted rate of X.XX%
Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: The only Closing Disclosure provided was the final reflecting a date issued ofX/X which is the same date as the closing.
Federal Compliance - TRID Revised Loan Estimate Timing Before Closing: There was no documentation found to evidence when the last Loan Estimate issued onX/Xwas received from the borrower.  Therefore, the date received is defaulting toX/X which is not at least 4 business days prior to closing.
Federal Compliance - TRID Final Closing Disclosure did not disclose Amount of Non-Escrowed Property Costs over Year 1: The Non-Escrowed Property Costs was not completed on page 4 of the Final CD when HOA Dues were evidence in the monthly amount of $16.67 per the appraisal.	Federal Compliance - Check Loan Designation Match - QM: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

Federal Compliance - QM DTI: Although this issue is subject to a 3 year SOL for affirmative claims under TILA, AMC does not adjust grading taking into account TILA SOL for exceptions under ATR, given the potential for enhanced damages when asserting an ability to repay defense in response to an action to collect a debt by recoupment or set-off.

Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Revised Loan Estimate Timing Before Closing: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Final Closing Disclosure did not disclose Amount of Non-Escrowed Property Costs over Year 1: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TILA ATR/QM	C	C	C	C	C	C	C	C	C	C	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_12476	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	3	1	1	3	[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $550.00 exceeds tolerance of $425.00. Insufficient or no cure was provided to the borrower. (7506)
																					[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.	Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: The appraisal fee increased $125 and a Re-inspection fee for $125 was added. There is a valid change of circumstance for the Appraisal Reinspection Fee, but not for the appraisal fee increase and a cure was not provided.		Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	CMLTI 2025-RP3_11847	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX Disaster Name: XXXXXXXXXXX Disaster Declaration Date: XX/XX/XXXX			1				2	[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.			Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_11901	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	2	1				1				2	[2] Federal Compliance - RESPA (2010) – Written Service Provider List Missing: RESPA (2010): Borrower not provided with list of service providers. [2] Federal Compliance - RESPA Disclosure - HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.			Federal Compliance - RESPA (2010) – Written Service Provider List Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. Federal Compliance - RESPA Disclosure - HUD Settlement Cost Booklet Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	CMLTI 2025-RP3_12431	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Investment	Refinance Cash-out - Other	N/A	3	3	[3] Asset Documentation - Asset documentation requirements not met.
[3] AUS Discrepancy / Guidelines Discrepancy - AUS/Guideline Findings: All conditions were not met
[3] Application / Processing - FEMA Disaster Issue: Property is located in a FEMA Disaster area and has not been inspected.: Disaster Name: XXXXXXXXX
Disaster Declaration Date: XX/XX/XXXX
Disaster End Date:  XX/XX/XXXX
[3] Appraisal Documentation - Missing Document: Appraisal not provided
[3] General - Missing Document: Evidence of Access to Funds not provided
													[3] Application / Processing - Missing Document: Tax Certificate not provided	Documentation not found to verify the terms of withdrawal allowed for the 401k account utilized for reserves as required per the AUS. The complete appraisal for the subject was not found. Documentation not found to verify terms of withdrawal allowed for the 401K account as required per the AUS in order to verify sufficient reserves.		1				2	[2] Application / Processing - Missing Document: Missing Lender's Initial 1003 [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. [2] Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: Due to the missing signed initial loan application, it was not possible to determine if the Right to Receive the Appraisal Disclosure was provided timely.		Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: There is generally no Assignee Liability.			-	D	D	D	D	D	B	B	B	B	B	A	A	A	A	A	D	D	D	D	D
XXXX	XXXX	CMLTI 2025-RP3_12646	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Closing / Title - Missing Document: Power of Attorney (POA) not provided [3] Closing / Title - Missing Document: Rider - Other not provided	Missing Licensee Affidavit Rider listed on the Security Instrument.		1				2	[2] State Compliance - Maryland Counseling Agencies Disclosure Not in File: Maryland HB1399 - No evidence of counseling agencies list per Maryland HB 1399. [2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.			State Compliance - Maryland Counseling Agencies Disclosure Not in File: HB 1399 does not contain express provisions for assignee liability. Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_12324	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Temporary SHQM (GSE/Agency Eligible)	3	2	[2] General - Title Policy Coverage is less than Original Loan Amount.: The Title Policy Amount of $XXXX is less than the note amount of$XXX,XXXbased on the Commitment in file.	1	3	[3] Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on XX/XX/XXXX disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated XX/XX/XXXX). (FinXX/XX/XXXX017)	Federal Compliance - TRID Final Closing Disclosure Finance Charge: Disclosed Finance Charges are $145,603.67. Due Diligence Finance Charges are $145,648.67. There is a variance of $45.
																						The Itemization of amount financed did not include the title service charges of $45 as a prepaid finance charge.		Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	CMLTI 2025-RP3_12672	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX Disaster Name: XXXXX Disaster Declaration Date: XX/XX/XXXX	1	3	[3] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (FinXX/XX/XXXX018)
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX018)
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.	Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.
																						Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.		Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_12617	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Temporary SHQM (GSE/Agency Eligible)	2	1				1				2	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	CMLTI 2025-RP3_12545	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Investment	Refinance Cash-out - Debt Consolidation	N/A	3	3	[3] Asset Documentation - Asset documentation requirements not met.
[3] Asset Documentation - Guideline Issue:Insufficient asset documentation.: Financial Institution: XXXXXXXXXX// Account Type: Stocks / Account Number: XXXX Financial Institution: XXXXXXXXXX// Account Type: Stocks / Account NumberXXXX
[3] Income Documentation - Income Docs Missing:: Borrower: XXXXXXXXXX, Borrower: XXXXXXXXXX Third Party Verification
Third Party Verification
[3] Income Documentation - Income documentation requirements not met.
													[3] Insurance Analysis - Insufficient Coverage: Hazard insurance coverage amount is insufficient.	AUS requires statements covering a two-month period. Assets are needed to meet the Required Reserves and only one-month was provided. AUS requires statements covering a two-month period. Assets are needed to meet the Required Reserves and only one-month was provided. Loan file missing Third Party evidence of borrowers' self employment. There is a shortfall of $55,000.		1				1							-	C	C	C	C	C	A	A	A	A	A	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_12093	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Limited Cash-out GSE	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX Disaster Name: XXXXXXXXXX Disaster Declaration Date: XX/XX/XXXX [3] Application / Processing - Missing Document: Missing Final 1003			1				1							-	C	C	C	C	C	A	A	A	A	A	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_12747	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	3	1	1	3	[3] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (InitiXX/XX/XXXX019)
[3] Federal Compliance - TRID Revised Loan Estimate Timing Before Closing: TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on XX/XX/XXXX not received by borrower at least four (4) business days prior to closing. (InterXX/XX/XXXX019)
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.	Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: CD dated XX/XX/XXXX no proof provided to borrower 3 days prior to final Cd dated XX/XX/XXXX
Federal Compliance - TRID Revised Loan Estimate Timing Before Closing: LE dated XX/XX/XXXX no proof provided to borrower 4 days prior to closing	Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Revised Loan Estimate Timing Before Closing: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TRID SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	CMLTI 2025-RP3_12158	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX Disaster Name: XXXXXXXXXXXXXXX Disaster Declaration Date: XX/XX/XXXX	1	3	[3] Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Under Disclosed: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on XX/XX/XXXX disclosed an escrow payment for payment stream 2 that does not match the actual payment for the loan. (ProjSeq:2/2075369)
[3] Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Under Disclosed: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on XX/XX/XXXX disclosed an escrow payment for payment stream 1 that does not match the actual payment for the loan. (ProjSeq:1/2075368)
[3] Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on XX/XX/XXXX disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated XX/XX/XXXX). (FinXX/XX/XXXX016)
[3] Federal Compliance - TRID Final Closing Disclosure Total Of Payments: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on XX/XX/XXXX disclosed an inaccurate Total of Payments on page 5 that does not match the actual total of payments for the loan (fee amounts included in TOP calculation are based on Closing Disclosure dated XX/XX/XXXX). (FinXX/XX/XXXX016)
[3] Federal Compliance - TRID Final Closing Disclosure Will Have Escrow -  Monthly Escrow Payment Underdisclosed: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on XX/XX/XXXX disclosed the Monthly Escrow Payment that does not match the actual escrow payment for the loan. (FinXX/XX/XXXX016)
[3] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (FinXX/XX/XXXX016)
[2] Federal Compliance - ECOA Appraisal - Appraisal Waiver Less than 3 Days From Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Borrower provided appraisal waiver less than three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX016)
[1] Federal Compliance - TRID Ten Percent Tolerance Violation With Sufficient Cure - 1026.19(f)(2) Cure: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $949.00 exceeds tolerance of $847.00 plus 10% or $931.70. Sufficient or excess cure was provided to the borrower. (0)	Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Under Disclosed: Payment stream 2 ($851.06) does not include mortgage insurance of $102.36.
Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Under Disclosed: Payment stream 1 ($953.42) does not include mortgage insurance of $102.36.
Federal Compliance - TRID Final Closing Disclosure Finance Charge: The Final Closing Disclosure reported a Finance Charge of $145,657.84.  Calculated Finance Charge of $146,291.44 resulted in a variance of $633.60.
Federal Compliance - TRID Final Closing Disclosure Total Of Payments: The Final Closing Disclosure reported Total of Payments of $319,591.59.  Calculated Total of Payments of $319,626.44 resulted in a variance of $34.85.
Federal Compliance - TRID Final Closing Disclosure Will Have Escrow -  Monthly Escrow Payment Underdisclosed: The Final Closing Disclosure reported escrow payments of $269.10 versus the actual payments of $265.35.
Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: The Final Closing Disclosure was issuedXX/XX/XXXX at closing.
Federal Compliance - ECOA Appraisal - Appraisal Waiver Less than 3 Days From Consummation: Disclosure was provided at closing.	REVIEWER - CURED COMMENT (2022-12-07): Sufficient Cure Provided within 60 Days of Closing	Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Under Disclosed: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Under Disclosed: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Total Of Payments: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Will Have Escrow -  Monthly Escrow Payment Underdisclosed: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - ECOA Appraisal - Appraisal Waiver Less than 3 Days From Consummation: There is generally no Assignee Liability.			TRID SOL Expired	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_11909	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Safe Harbor QM	3	3	[3] Asset Calculation / Analysis - AUS Findings: Available for Reserves discrepancy.: Calculated Available for Reserves of $XXXX is less than AUS Available for Reserves of $XXXX [3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX Disaster Name: XXXXXXXXXXXXXXX Disaster Declaration Date: XX/XX/XXXX	Verified reserves of $XXXX are insufficient to cover the required reserves of $XXXX as required by XXXXXXXXXX. File is missing documentation to verify the appraisal fee of $450.00 and the insurance premium of $500.00 that were paid POC came from the borrowers own funds.	1	3	[3] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Safe Harbor QM.
[3] Federal Compliance - 2011 TIL-MDIA - Introductory Escrow Payment Inaccurate: Truth in Lending Act (MDIA 2011):  The amount of taxes and insurance, including any mortgage insurance, on the Final TIL does not match the amount of taxes and insurance, including any mortgage insurance, for the loan.
[3] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Introductory Total Payment (PITI) Inaccurate: Truth in Lending Act (MDIA 2011):  Total payment amount (PITI) on the Final TIL does not match the total payment amount for the loan.
[2] Federal Compliance - RESPA Disclosure - HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.	Federal Compliance - Check Loan Designation Match - QM: The loan was agency approved with an Originator Loan Designation of Temp SHQM, but the file is missing asset documents required by the AUS approval, resulting in a Due Diligence Loan Designation of SHQM.	Federal Compliance - Check Loan Designation Match - QM: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

Federal Compliance - 2011 TIL-MDIA - Introductory Escrow Payment Inaccurate: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Introductory Total Payment (PITI) Inaccurate: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - RESPA Disclosure - HUD Settlement Cost Booklet Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA ATR/QM	C	C	C	C	C	B	C	B	C	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_12731	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Second Home	Purchase	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] General - Initial Rate Lock rate date is not documented in file.
[3] Income Documentation - REO Documents are missing.: Address: XXXXXXXXXXAddress: XXXXXXXXXXAddress: XXXXXXXXXXAddress: XXXXXXXXXXInsurance Verification, Statement, Tax Verification
Insurance Verification, Statement, Tax Verification
Insurance Verification, Statement
Insurance Verification, Lease Agreement, Statement, Tax Verification
													[2] Document Error - The Preliminary title policy is within CA or NV and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.			1				2	[2] Federal Compliance - ECOA Appraisal - Appraisal Provided Prior to Date Performed: ECOA Valuations Rule (Dodd-Frank 2014): Date valuation provided to applicant is prior to the date when valuation was performed. Unable to determine compliance with appraisal timing requirements. (Type:PrimaXX/XX/XXXX019) [2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.	Federal Compliance - ECOA Appraisal - Appraisal Provided Prior to Date Performed: Signature date on the Appraisal is X.XX.XXbut was provided as per the Email verification to the Borrower on X.XX.XX.		Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_11976	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Temporary SHQM (GSE/Agency Eligible)	2	1				1				2	[2] Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.			Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	CMLTI 2025-RP3_11853	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Document Error - Hazard Insurance policy does not list Lender or Servicer and its successors and assigns, per guideline requirements.	1	3	[3] Federal Compliance - TILA NMLSR - Individual Originator NMLS information on documents does not match NMLS website: Truth in Lending Act (NMLSR Dodd- Frank 2014): Individual Loan Originator NMLSR information on loan documents does not match NMLSR.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA (2010) - 10% Tolerance With Cure: RESPA (2010): 10% tolerance violation with evidence of cure provided on Final HUD-1.	Federal Compliance - TILA NMLSR - Individual Originator NMLS information on documents does not match NMLS website: Assignee Liability: Civil actions that may be brought against a creditor may be maintained against any assignee only if the violation is apparent on the face of the disclosure or other documents assigned, except where the assignment was voluntary. This civil liability may include $4,000, in the case of an individual transaction, or the lesser of $500,000 or 1% of the creditor's net worth in the case of a class action (effectiveXX/XX/XXXXthis amount increases to the lesser of $1,000,000 or 1%), as well as actual damages, court costs, and attorneys' fees. For an anti-steering violation, the creditor may also be liable in an amount equal to the sum of all finance charges and fees paid by the consumer, unless the creditor demonstrates the failure to comply is not material. Notwithstanding any other provision of law, when a creditor, assignee, or other holder or anyone acting on behalf of the creditor, assignee, or holder, initiates a judicial or nonjudicial foreclosure of the residential mortgage loan, or any other action to collect the debt in connection with such loan, a consumer may assert a violation as a matter of defense by recoupment or set off without regard for the time limit on a private action for damages.
EffectiveXX/XX/XXXX in addition to the aforementioned, the individual Loan Originator could be liable for statutory damages. The maximum liability is the greater of actual damages or 3 times the loan originator's compensation or gain, plus the cost to the consumer of the action. The Dodd-Frank Act extended the statute of limitations on TILA violations to 3 years from the date of the violation.

Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																								Federal Compliance - RESPA (2010) - 10% Tolerance With Cure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_11857	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Safe Harbor QM	3	3	[3] AUS Discrepancy / Guidelines Discrepancy - AUS/Guideline Findings: All conditions were not met [3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX Disaster Name: XXXXXXXXX Disaster Declaration Date: XX/XX/XXXX	The loan was underwritten manually	1	3	[3] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Safe Harbor QM.
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.
[2] Federal Compliance - RESPA Disclosure - HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.	Federal Compliance - Check Loan Designation Match - QM: Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Safe Harbor QM.	Federal Compliance - Check Loan Designation Match - QM: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																								Federal Compliance - RESPA Disclosure - HUD Settlement Cost Booklet Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA ATR/QM	C	C	C	C	C	B	C	B	C	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_11998	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	2	1				1				2	[2] Federal Compliance - RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (2010) - Borrower did not receive a list of service providers at the time the Good Faith Estimate was provided. [2] Federal Compliance - RESPA Disclosure - HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.			Federal Compliance - RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. Federal Compliance - RESPA Disclosure - HUD Settlement Cost Booklet Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	CMLTI 2025-RP3_12588	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	2	1				1				2	[2] Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:PrimaXX/XX/XXXX018)	Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): There is no evidence the borrower signed the Appraisal Receipt Acknowledgment or any document verifying borrower received a copy of the appraisal report.		Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): There is generally no Assignee Liability.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	CMLTI 2025-RP3_12621	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Investment	Refinance Limited Cash-out GSE	N/A	2	1				1				2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.			Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	CMLTI 2025-RP3_12569	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	2	1				1				2	[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX018)	Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: No evidence provided to indicate borrower's receipt of valuation 3 business days prior to to consummation.					-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	CMLTI 2025-RP3_12664	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX Disaster Name: XXXXX Disaster Declaration Date: XX/XX/XXXX [3] Application / Processing - Missing Document: Purchase Agreement / Sales Contract not provided			1				3	[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Recording Service Fee. Fee Amount of $14.45 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (75197)	Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Title - Recording Service Fee was not disclosed on Loan Estimate. File does not contain a valid COC for this fee, nor evidence of cure. Tolerance violation of $14.45.		Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	D	D	D	D	D	B	B	B	B	B	A	A	A	A	A	D	D	D	D	D
XXXX	XXXX	CMLTI 2025-RP3_12555	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Home Improvement	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX Disaster Name: XXXXX Disaster Declaration Date: XX/XX/XXXX			1				2	[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX018) [2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.	Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.					-	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_12139	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Safe Harbor QM	3	3	[3] AUS Discrepancy / Guidelines Discrepancy - AUS/Guideline Findings: All conditions were not met [3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX Disaster Name: XXXXXXXXXXXXXXX Disaster Declaration Date: XX/XX/XXXX [3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	The AUS requires mortgage insurance and the Mortgage Insurance Certificate is not provided.	1	3	[3] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Safe Harbor QM.
[3] Federal Compliance - TRID Final Closing Disclosure Mortgage Insurance Payment: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on XX/XX/XXXX disclosed a mortgage insurance payment for payment stream 1 that does not match the actual payment for the loan. (ProjSeq:1/2073132)
[3] Federal Compliance - TRID Final Closing Disclosure Projected P&I Min Payment Fixed Rate Subsequent Payments: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on XX/XX/XXXX disclosed a periodic principal and interest payment for payment stream 2 that does not match the actual payment for the loan. (ProjSeq:2/2073133)
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	Federal Compliance - Check Loan Designation Match - QM: The Originator Loan Designation is Temp SHQM. However, the loan is missing the Mortgage Insurance Certificate which resulted in a Due Diligence Loan Designation of Safe Harbor QM.
Federal Compliance - TRID Final Closing Disclosure Mortgage Insurance Payment: The AUS requires mortgage insurance, however the Mortgage Insurance Certificate is not provided.  Therefore, payment terms cannot be verified.
Federal Compliance - TRID Final Closing Disclosure Projected P&I Min Payment Fixed Rate Subsequent Payments: The AUS requires mortgage insurance, however the Mortgage Insurance Certificate is not provided. Therefore, payment terms cannot be verified.	Federal Compliance - Check Loan Designation Match - QM: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

Federal Compliance - TRID Final Closing Disclosure Mortgage Insurance Payment: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Projected P&I Min Payment Fixed Rate Subsequent Payments: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA ATR/QM	C	C	C	C	C	B	C	B	C	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_12737	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX Disaster Name: XXXXX Disaster Declaration Date: XX/XX/XXXX [2] Document Error - The Preliminary title policy is within CA or NV and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.			1				1							-	C	C	C	C	C	A	A	A	A	A	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_12683	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	CMLTI 2025-RP3_12736	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	1	1				1				1	[1] Federal Compliance - TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $418.00 exceeds tolerance of $365.00 plus 10% or $401.50. Sufficient or excess cure was provided to the borrower at Closing. (0)		REVIEWER - CURED COMMENT (2022-12-08): Sufficient Cure Provided At Closing				-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	CMLTI 2025-RP3_12694	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Investment	Refinance Cash-out - Other	N/A	3	3	[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX Disaster Name: XXXXX Disaster Declaration Date: XX/XX/XXXX [3] Income Documentation - REO Documents are missing.: Address: XXXXXXXXXXInsurance Verification			1				2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. [2] Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide "Right to Receive a Copy" appraisal disclosure to applicant within three (3) business days of application or determination of first lien status.	Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: The borrower did not receive a copy of the disclosure at time of application.		Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability. Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: There is generally no Assignee Liability.			-	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_12706	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	3	1	1	3	[3] Federal Compliance - TRID Final Closing Disclosure No Seller Paid Fees Primary Residence First Lien: TRID Final Closing Disclosure XX/XX/XXXX on a first lien purchase transaction did not disclose any Seller paid fees/charges on page 2. (Points and Fees testing limited to Borrower paid fees.) (FinXX/XX/XXXX019)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax.  Fee Amount of $1,892.10 exceeds tolerance of $1,890.00.  Insufficient or no cure was provided to the borrower. (8304)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points.  Fee Amount of $440.17 exceeds tolerance of $0.00.  Insufficient or no cure was provided to the borrower. (7200)
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX019)	Federal Compliance - TRID Final Closing Disclosure No Seller Paid Fees Primary Residence First Lien: The file is missing the seller disclosure and no seller paid fees were disclosed.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: The transfer tax fee was disclosed at $1890 and increased to $1892.10 with no valid change of circumstance or sufficient cure provided.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: The loan discount fees were initially disclosed at $0 and increased to $440.17 with no valid change of circumstance or cure provided.
Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: There is no evidence that the borrower was provided a copy of the appraisal within 3 days of closing.	Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	CMLTI 2025-RP3_12461	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Investment	Purchase	N/A	3	3	[3] Asset Documentation - Asset documentation requirements not met.
[3] Asset Calculation / Analysis - AUS Findings: Available for Closing discrepancy.: Documented qualifying Assets of  is less than AUS Available for Closing of  $XXXX
[3] Asset Calculation / Analysis - AUS Findings: Available for Reserves discrepancy.: Calculated Available for Reserves of $XXXX is less than AUS Available for Reserves of $XXXX
[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: XX/XX/XXXX
Disaster End Date: XX/XX/XXXX
Disaster Name: XXXXXXXXXX
Disaster Declaration Date: XX/XX/XXXX
													[2] Asset Calculation / Analysis - Available for Closing is insufficient to cover Cash From Borrower.: Documented qualifying Assets for Closing of $0.00 is less than Cash From Borrower $88,398.74.	Required asset documents not provided Required asset documents not provided Documents verifying required assets not provided Required asset documents not provided		1				2	[2] Federal Compliance - Notice of Special Flood Hazard Disclosure Not Provided Timely: FDPA Notification Rule: Creditor did not provide a Notice of Special Flood Hazard Disclosure within a reasonable time prior to closing.	Federal Compliance - Notice of Special Flood Hazard Disclosure Not Provided Timely: Notice of Special Flood Hazard contains a signature of the Note date XX/XX/XXXXEvidence of borrower's signed/dated earlier disclosure is missing.		Federal Compliance - Notice of Special Flood Hazard Disclosure Not Provided Timely: Liability for violations cannot be transferred to a subsequent purchaser of a loan.			-	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_12942	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Insurance Analysis - Insufficient Coverage: Hazard insurance coverage amount is insufficient.	Provide updated coverage or a replacement cost estimator to verify current coverage is sufficient.		1				1							-	C	C	C	C	C	A	A	A	A	A	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_11958	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	CMLTI 2025-RP3_12204	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Investment	Purchase	N/A	3	3	[3] Income Documentation - REO Documents are missing.: Address: XXXXXXXXXX Address: XXXXXXXXXXStatement Insurance Verification			1				2	[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX016)	Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Provide evidence the Creditor provided a copy of each valuation to applicant three (3) business days prior to consummation.					-	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_12319	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX Disaster Name: XXXXXXXXXXX Disaster Declaration Date: XX/XX/XXXX	1	3	[3] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (InitiXX/XX/XXXX017)
[3] Federal Compliance - TRID Revised Loan Estimate Timing Before Closing: TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on XX/XX/XXXX not received by borrower at least four (4) business days prior to closing. (InterXX/XX/XXXX017)
[2] Federal Compliance - TRID Final Closing Disclosure Will Have Escrow - Initial Escrow Payment By All Parties: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on XX/XX/XXXX disclosed an Initial Escrow Payment that includes both borrower and non-borrower paid amounts. (FinXX/XX/XXXX017)	Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Evidence of earlier receipt missing from file.
Federal Compliance - TRID Revised Loan Estimate Timing Before Closing: Evidence of earlier receipt missing from file.
Federal Compliance - TRID Final Closing Disclosure Will Have Escrow - Initial Escrow Payment By All Parties: Section G reflects the Seller paid the escrows for Homeowner's Insurance and Property Taxes.	Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Revised Loan Estimate Timing Before Closing: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Will Have Escrow -  Initial Escrow Payment By All Parties: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Material violations for inaccurate disclosures carry assignee liability.
																								Non-material if amounts disclosed includes both borrower and non-borrower paid escrow amounts.			TRID SOL Expired	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_11914	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Temporary SHQM (GSE/Agency Eligible)	3	1	1	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $122,045.52 is underdisclosed from calculated Finance Charge of $122,867.52 in the amount of $822.00.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Final TIL disclosed a Finance Charge of $122,045.52. Calculated Finance Charge is $122,867.52, which is a variance of $822.00. Unable to apply the -$1,048.75 remaining credit on Line 803 of the HUD due to missing the itemization of the lender credit.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																								Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	CMLTI 2025-RP3_11972	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX Disaster Name: XXXXXXXXX Disaster Declaration Date: XX/XX/XXXX			1				2	[2] Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.			Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_12447	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Second Home	Purchase	Non QM	3	3	[3] Income Documentation - Income Docs Missing:: Borrower: XXXXXXXXXX1084 or income worksheet [3] Income Documentation - REO Documents are missing.: Address: XXXXXXXXXXStatement [2] Credit Eligibility - Public Record Issue:: Credit Report: Original // Public Record Type: Tax Liens / Balance: 2004.00, Credit Report: Original // Public Record Type: Collections / Balance: 603.00	Verified derogatory accounts on credit report not paid.	1	3	[3] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Non QM.
[3] Federal Compliance - QM DTI: Qualified Mortgage (Dodd-Frank 2014): Total Debt to Income Ratio exceeds 43% and the images do not provide evidence loan is eligible for purchase, guarantee or insurance by the appropriate agency.
[3] Federal Compliance - Retirement Documentation: Qualified Mortgage (Dodd-Frank 2014): Retirement income documentation insufficient. (XXXXXXXXXXXXXXXXXXXXXXXX)
[3] Federal Compliance - Social Security Documentation: Qualified Mortgage (Dodd-Frank 2014): Social Security income documentation insufficient. (XXXXXXXXXXXXXXXXXXXXXXXX)
[3] Federal Compliance - Trust Income Documentation: Qualified Mortgage (Dodd-Frank 2014): Trust income documentation requirement not met. (XXXXXXXXXXXXXXXXXXXXXXXX)
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX017)
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.
[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $54.00 exceeds tolerance of $50.00. Sufficient or excess cure was provided to the borrower at Closing. (7520)	Federal Compliance - Check Loan Designation Match - QM: The loan was agency approved with an Originator Loan Designation of Temp SHQM, but the loan file is missing verification of obligations for real estate owned and collections being paid, resulting in a Due Diligence Loan Designation of Non QM. See individual exceptions.
Federal Compliance - QM DTI: Loan was AUS approved with a DTI of XXXXXXXX, however it is waterfalling to QM/ATR requirements of 43%. See individual exceptions.
Federal Compliance - Retirement Documentation: Missing Retirement award letter or 1099/W-2 statement.
Federal Compliance - Social Security Documentation: Missing Award letter documentation.
Federal Compliance - Trust Income Documentation: Missing Trust Agreement.
Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Provide evidence the borrower received a copy of each valuation at least 3 business days prior to consummation.	REVIEWER - CURED COMMENT (2022-12-08): Sufficient Cure Provided At Closing	Federal Compliance - Check Loan Designation Match - QM: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

Federal Compliance - QM DTI: Although this issue is subject to a 3 year SOL for affirmative claims under TILA, AMC does not adjust grading taking into account TILA SOL for exceptions under ATR, given the potential for enhanced damages when asserting an ability to repay defense in response to an action to collect a debt by recoupment or set-off.

																								Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA ATR/QM	C	C	C	C	C	C	C	C	C	C	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_12496	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX Disaster Name: XXXXX Disaster Declaration Date: XX/XX/XXXX [3] Income Documentation - REO Documents are missing.: Address: XXXXXXXXXX Statement, Tax Verification	1	3	[3] Federal Compliance - TRID Lender Credit Tolerance Violation: TILA-RESPA Integrated Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of $-8,677.78 is less than amount of binding Lender Credit previously disclosed in the amount of $-12,021.00. (9300)
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX017)	Federal Compliance - TRID Lender Credit Tolerance Violation: A cure was not disclosed and evidence that a valid COC was provided to the Borrower for the increase of Lender Credits from $-12,021.00 to $-8,677.78.
																						Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Missing evidence that borrower received a copy of the appraisal report 3 business days prior to closing on XX/XX/XXXX.		Federal Compliance - TRID Lender Credit Tolerance Violation: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_12279	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX Disaster Name: XXXXXXXXX Disaster Declaration Date: XX/XX/XXXX	1	3	[3] Federal Compliance - TRID Revised Loan Estimate Timing Before Closing: TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on XX/XX/XXXX not received by borrower at least four (4) business days prior to closing. (InterXX/XX/XXXX017)
[3] Federal Compliance - TRID Revised Loan Estimate Timing Before Closing: TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on XX/XX/XXXX not received by borrower at least four (4) business days prior to closing. (InterXX/XX/XXXX017)	Federal Compliance - TRID Revised Loan Estimate Timing Before Closing: Loan Estimate issued on XX/XX/XXXX. Document was not signed. Estimated date of receipt is XX/XX/XXXX. Closing date shown on Final CD is XX/XX/XXXX. Loan Estimate was not received by borrower at least four (4) business days prior to closing.
Federal Compliance - TRID Revised Loan Estimate Timing Before Closing: Loan Estimate issued on XX/XX/XXXX. Document e-signed by Borrower on XX/XX/XXXX. Closing date shown on Final CD is XX/XX/XXXX. Loan Estimate was not received by borrower at least four (4) business days prior to closing.	Federal Compliance - TRID Revised Loan Estimate Timing Before Closing: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Revised Loan Estimate Timing Before Closing: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_12480	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Investment	Purchase	N/A	3	3	[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX Disaster Name: XXXXX Disaster Declaration Date: XX/XX/XXXX			1				2	[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX017)	Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: There is no evidence of the borrower was provided with the appraisal at least 3 days prior to closing.					-	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_12585	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Safe Harbor QM	3	3	[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX Disaster Name: XXXXXXXXXX Disaster Declaration Date: XX/XX/XXXX [3] Income Documentation - Income documentation requirements not met. [3] Income Documentation - The verification of employment is not within 10 business days of the Note.: Borrower: XXXXXXXXXX // Employment Type: Employment / Income Type: Wages / Start Date: XX/XX/XXXX	The file is missing a VVOE within 10 business days prior to the Note date.	1	3	[3] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Safe Harbor QM.
[3] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (FinXX/XX/XXXX018)	Federal Compliance - Check Loan Designation Match - QM: The Originator Loan Designation is Temporary SHQM. However, the loan is missing the VVOE within 10 days prior to the Note date which resulted in a Due Diligence Loan Designation of Safe Harbor QM.
Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Missing evidence the borrower received the Closing Disclosure at least three (3) business days prior to closing.	Federal Compliance - Check Loan Designation Match - QM: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

																								Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TILA ATR/QM	C	C	C	C	C	B	C	B	C	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_12748	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX Disaster Name: XXXXXXXXXXX Disaster Declaration Date: XX/XX/XXXX			1				2	[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX019)	Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation datedXX/XX/XXXX					-	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_12724	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX Disaster Name: XXXXXXXXXXXX Disaster Declaration Date: XX/XX/XXXX			1				3	[3] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $80.00 exceeds tolerance of $54.00 plus 10% or $59.40. Insufficient or no cure was provided to the borrower. (0)	Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: Total amount of $80.00 exceeds tolerance of $54.00 plus 10% or $59.40 with no cure provided.					TRID SOL Expired	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_11908	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	Temporary SHQM (GSE/Agency Eligible)	3	1	1	3	[3] Federal Compliance - TILA NMLSR - Individual Originator NMLS information on documents does not match NMLS website: Truth in Lending Act (NMLSR Dodd- Frank 2014): Individual Loan Originator NMLSR information on loan documents does not match NMLSR.
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX014)
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (2010) - Borrower did not receive a list of service providers at the time the Good Faith Estimate was provided.	Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Evidence of appraisal delivery not provided. The version of the acknowledgment of receipt signed at closing has been deemed non-compliant as it does not specify whether borrower is acknowledging receipt of appraisal at least 3 business days prior to closing or has previously waived the delivery timing requirements and has received the appraisal.	Federal Compliance - TILA NMLSR - Individual Originator NMLS information on documents does not match NMLS website: Assignee Liability: Civil actions that may be brought against a creditor may be maintained against any assignee only if the violation is apparent on the face of the disclosure or other documents assigned, except where the assignment was voluntary. This civil liability may include $4,000, in the case of an individual transaction, or the lesser of $500,000 or 1% of the creditor's net worth in the case of a class action (effectiveXX/XX/XXXXthis amount increases to the lesser of $1,000,000 or 1%), as well as actual damages, court costs, and attorneys' fees. For an anti-steering violation, the creditor may also be liable in an amount equal to the sum of all finance charges and fees paid by the consumer, unless the creditor demonstrates the failure to comply is not material. Notwithstanding any other provision of law, when a creditor, assignee, or other holder or anyone acting on behalf of the creditor, assignee, or holder, initiates a judicial or nonjudicial foreclosure of the residential mortgage loan, or any other action to collect the debt in connection with such loan, a consumer may assert a violation as a matter of defense by recoupment or set off without regard for the time limit on a private action for damages.
EffectiveXX/XX/XXXX in addition to the aforementioned, the individual Loan Originator could be liable for statutory damages. The maximum liability is the greater of actual damages or 3 times the loan originator's compensation or gain, plus the cost to the consumer of the action. The Dodd-Frank Act extended the statute of limitations on TILA violations to 3 years from the date of the violation.

Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																								Federal Compliance - RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	CMLTI 2025-RP3_12240	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Limited Cash-out GSE	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Application / Processing - FEMA Disaster Issue: Property is located in a FEMA Disaster area and has not been inspected.: Disaster Name: XXXXXXXXXX Disaster Declaration Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX	1	3	[3] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (InitiXX/XX/XXXX016)
[2] State Compliance - Ohio Consumer Sales Practices Act Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Signed): Ohio Consumer Sales Practices Act: Acknowledgement of Receipt of Home Mortgage Loan Information Document not signed by borrower(s).
[2] State Compliance - Ohio Consumer Sales Practices Act (Closing Disclosure Not Provided): Ohio Consumer Sales Practices Act:  Consumer did not receive the required Closing Disclosure.
[2] State Compliance - Ohio CSPA Tangible Net Benefit Test: Ohio Consumer Sales Practices Act: Unable to determine if mortgage loan refinanced has a tangible net benefit to the borrower due to missing prior loan information.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.	Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: The Initial Closing Disclosure was not acknowledged by Borrower at least three business days prior to closing.
State Compliance - Ohio Consumer Sales Practices Act Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Signed): The Acknowledgement of Receipt of Home Mortgage Loan Information is not signed by Borrower.	Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

State Compliance - Ohio Consumer Sales Practices Act Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Signed): The Consumer Sales Practices Act (CSPA) generally does not provide for assignee liability. The Act provides that no claim or defense may be asserted under the Act by the Attorney General or any consumer against a purchaser or assignee of a mortgage loan for value for any action under the statute unless: (a) the violation was committed by the purchaser or assignee; or (b) the assignee or purchaser is affiliated by common control with the seller of the loan at the time the loan was purchased or assigned.
The CSPA gives authority to the Office to bring class actions, grant injunctions, and levy monetary fines. Additionally, the CSPA provides borrowers with a private right of action. Therefore, it is possible that any action commenced under the CSPA could result in reputational damage. Moreover, note that since the borrower is allowed to seek equitable remedies in a court of law as part of the private right of action, a court could reform the loan terms which could impact purchasers. Therefore, if the seller cannot be compelled to repurchase the loan, the assignee could face exposure.

State Compliance - Ohio Consumer Sales Practices Act (Closing Disclosure Not Provided): "The Consumer Sales Practices Act (CSPA) generally does not provide for assignee liability. The Act provides that no claim or defense may be asserted under the Act by the Attorney General or any consumer against a purchaser or assignee of a mortgage loan for value for any action under the statute unless: (a) the violation was committed by the purchaser or assignee; or (b) the assignee or purchaser is affiliated by common control with the seller of the loan at the time the loan was purchased or assigned.
																								The CSPA gives authority to the Office to bring class actions, grant injunctions, and levy monetary fines. Additionally, the CSPA provides borrowers with a private right of action. Therefore, it is possible that any action commenced under the CSPA could result in reputational damage. Moreover, note that since the borrower is allowed to seek equitable remedies in a court of law as part of the private right of action, a court could reform the loan terms which could impact purchasers. Therefore, if the seller cannot be compelled to repurchase the loan, the assignee could face exposure."			TRID SOL Expired	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_11846	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX Disaster Name: XXXXXXXXXX Disaster Declaration Date: XX/XX/XXXX			1				1							-	C	C	C	C	C	A	A	A	A	A	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_12425	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	3	2	[2] General - Title Policy Coverage is less than Original Loan Amount.: The Title Policy Amount of $133,000.00 is less than the note amount of $XXX,XXX based on the Commitment in file.			1				3	[3] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (InitiXX/XX/XXXX017)	Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Closing Disclosure was not provided to Borrower(s) at least three (3) business days prior to closing.		Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	CMLTI 2025-RP3_12103	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX Disaster Name: XXXXXXXXXXX Disaster Declaration Date: XX/XX/XXXX	1	3	[3] Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on XX/XX/XXXX disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated XX/XX/XXXX). (FinXX/XX/XXXX016)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Origination Fee.  Fee Amount of $2,220.00 exceeds tolerance of $2,190.00.  Insufficient or no cure was provided to the borrower. (7325)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax.  Fee Amount of $253.00 exceeds tolerance of $252.00.  Insufficient or no cure was provided to the borrower. (8304)
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.	Federal Compliance - TRID Final Closing Disclosure Finance Charge: Disclosed Finance Charges are $193949.20. Due Diligence Finance Charges are $196446.66. There is a variance of -$2497.46.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Loan Origination Fee increased from $2,190.00 to $2,220.00, with no valid COC or cure provided.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: A cure of $1.30 was provided. However, not enough cure provided for all violations.	Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_12901	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	Temporary SHQM (GSE/Agency Eligible)	2	2	[2] Document Error - The Preliminary title policy is within CA or NV and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.			1				1							-	B	B	B	B	B	A	A	A	A	A	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	CMLTI 2025-RP3_12903	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Second Home	Purchase	Non QM	3	3	[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX Disaster Name: XXXXX Disaster Declaration Date: XX/XX/XXXX [2] Document Error - The Preliminary title policy is within CA or NV and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.	1	3	[3] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Non QM.
[3] Federal Compliance - Overtime Bonus 2Yr Calc: Qualified Mortgage (Dodd-Frank 2014): Use of Overtime/Bonus income for less than two (2) years not justified or documented in writing. (XXXXXXXX)
[3] Federal Compliance - Overtime Bonus Method of Calculation: Qualified Mortgage (Dodd-Frank 2014): Significant income variation requires a period of more than two (2) years when calculating the average Overtime/Bonus income. (XXXXXXXX)
[3] Federal Compliance - QM DTI: Qualified Mortgage (Dodd-Frank 2014): Total Debt to Income Ratio exceeds 43% and the images do not provide evidence loan is eligible for purchase, guarantee or insurance by the appropriate agency.
[3] Federal Compliance - QM Points and Fees: Qualified Mortgage (Dodd Frank 2014): Points and Fees on subject loan of XXXX% is in excess of the allowable maximum of  3.00000% of the Federal Total Loan Amount. Points and Fees total $XXXX on a Federal Total Loan Amount of $XXXX vs. an allowable total of $XXXX (an overage of $XXXX or XXXX%).
[3] Federal Compliance - TRID Revised Loan Estimate Timing Before Closing: TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on XX/XX/XXXX not received by borrower at least four (4) business days prior to closing. (InterXX/XX/XXXX020)	Federal Compliance - Check Loan Designation Match - QM: The Originator Loan Designation is Temporary SHQM. However, the Points and Fees on subject loan of XXXX% is in excess of the allowable maximum of 3.00000% which resulted in a Due Diligence Loan Designation of Non QM.
Federal Compliance - Overtime Bonus 2Yr Calc: The loan is waterfalling to ATR/QM standard requirements because the loan has excessive points and fees. Points and Fees on subject loan of XXXX% is in excess of the allowable maximum of 3.00000%.
Federal Compliance - Overtime Bonus Method of Calculation: The loan is waterfalling to ATR/QM standard requirements because the loan has excessive points and fees. Points and Fees on subject loan of XXXX% is in excess of the allowable maximum of 3.00000%.
Federal Compliance - QM DTI: Loan was AUS approved with a DTI of XXXXXXXXbut the Points and Fees on subject loan of XXXX% is in excess of the allowable maximum of 3.00000% and is waterfalling to ATR/QM standard DTI requirement of maximum 43%.
Federal Compliance - QM Points and Fees: The loan is waterfalling to ATR/QM standard requirements because the loan has excessive points and fees. Points and Fees on subject loan of XXXX% is in excess of the allowable maximum of 3.00000%.
Federal Compliance - TRID Revised Loan Estimate Timing Before Closing: Evidence of earlier borrower receipt was not found in file.	Federal Compliance - Check Loan Designation Match - QM: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

Federal Compliance - QM DTI: Although this issue is subject to a 3 year SOL for affirmative claims under TILA, AMC does not adjust grading taking into account TILA SOL for exceptions under ATR, given the potential for enhanced damages when asserting an ability to repay defense in response to an action to collect a debt by recoupment or set-off.

																								Federal Compliance - TRID Revised Loan Estimate Timing Before Closing: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TILA ATR/QM	C	C	C	C	C	C	C	C	C	C	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_12234	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Investment	Purchase	N/A	3	3	[3] Income Documentation - REO Documents are missing.: Address: XXXXXXXXXXX Insurance Verification, Statement, Tax Verification			1				1							-	C	C	C	C	C	A	A	A	A	A	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_12763	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Non QM	3	3	[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX Disaster Name: XXXXX Disaster Declaration Date: XX/XX/XXXX [2] Document Error - The Preliminary title policy is within CA or NV and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.	1	3	[3] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Non QM.
[3] Federal Compliance - Overtime Bonus 2Yr Calc: Qualified Mortgage (Dodd-Frank 2014): Use of Overtime/Bonus income for less than two (2) years not justified or documented in writing. (XXXXXXXXXXXXXXXXXXXXXXX/Overtime)
[3] Federal Compliance - Overtime Bonus 2Yr Calc: Qualified Mortgage (Dodd-Frank 2014): Use of Overtime/Bonus income for less than two (2) years not justified or documented in writing. (XXXXXXXXXXXXXXXXXXXXXXX/Bonus)
[3] Federal Compliance - Overtime Bonus Declining: Qualified Mortgage (Dodd-Frank 2014): Use of continual decline in income for Overtime/Bonus not justified or documented. (XXXXXXXXXXXXXXXXXXXXXXX/Overtime)
[3] Federal Compliance - QM DTI: Qualified Mortgage (Dodd-Frank 2014): Total Debt to Income Ratio exceeds 43% and the images do not provide evidence loan is eligible for purchase, guarantee or insurance by the appropriate agency.
[3] Federal Compliance - QM Points and Fees: Qualified Mortgage (Dodd Frank 2014): Points and Fees on subject loan of XXXX% is in excess of the allowable maximum of  3.00000% of the Federal Total Loan Amount. Points and Fees total $XXXX on a Federal Total Loan Amount of XXXXXXX vs. an allowable total of $XXXX (an overage of $XXXX or XXXX%).
[3] Federal Compliance - Sole Proprietorship Income Documentation Test: Qualified Mortgage (Dodd-Frank 2014): Self-employed income documentation not sufficient (Sole Proprietorship). (XXXXXXXXXXXXXXXXXXXXXXXSchedule C)
[3] Federal Compliance - TRID Final Closing Disclosure Contact Information - Lender: TILA-RESPA Integrated Disclosure - Contact Information: Final Closing Disclosure provided on XX/XX/XXXX did not disclose the required  Lender Contact Information (Lender Name, Lender NMLS ID, Contact Name, Contact NMLS ID). (FinXX/XX/XXXX019)
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	Federal Compliance - Check Loan Designation Match - QM: The loan was agency approved with an Originator Loan Designation of Temp SHQM. However, the loan failed points and fees testing which resulted in a Due Diligence Loan Designation to Non QM.
Federal Compliance - Overtime Bonus 2Yr Calc: The loan was agency approved with an Originator Loan Designation of Temp SHQM; but the points and fees are more than allowable maximum, so the loan is water falling to ATR/QM standard documentation requirements.
Federal Compliance - Overtime Bonus 2Yr Calc: The loan was agency approved with an Originator Loan Designation of Temp SHQM; but the points and fees are more than allowable maximum, so the loan is water falling to ATR/QM standard documentation requirements.
Federal Compliance - Overtime Bonus Declining: The loan was agency approved with an Originator Loan Designation of Temp SHQM; but the points and fees are more than allowable maximum, so the loan is water falling to ATR/QM standard documentation requirements.
Federal Compliance - QM DTI: The loan was agency approved with an Originator Loan Designation of Temp SHQM; but the points and fees are more than allowable maximum, so the loan is water falling to ATR/QM standard documentation requirements.
Federal Compliance - QM Points and Fees: Points and Fees on subject loan of XXXX% is in excess of the allowable maximum of 3.00000% of the Federal Total Loan Amount. Points and Fees total $XXXX on a Federal Total Loan Amount of XXXXXXX vs. an allowable total of $XXXX (an overage of $XXXX or XXXX%).
Federal Compliance - Sole Proprietorship Income Documentation Test: The loan was agency approved with an Originator Loan Designation of Temp SHQM; but the points and fees are more than allowable maximum, so the loan is water falling to ATR/QM standard documentation requirements.
Federal Compliance - TRID Final Closing Disclosure Contact Information - Lender: Final Closing Disclosure provided on XX/XX/XXXX did not disclose the required Lender Contact Information (Lender Name, Lender NMLS ID, Contact Name, Contact NMLS ID).	Federal Compliance - Check Loan Designation Match - QM: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

Federal Compliance - QM DTI: Although this issue is subject to a 3 year SOL for affirmative claims under TILA, AMC does not adjust grading taking into account TILA SOL for exceptions under ATR, given the potential for enhanced damages when asserting an ability to repay defense in response to an action to collect a debt by recoupment or set-off.

Federal Compliance - TRID Final Closing Disclosure Contact Information - Lender: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA ATR/QM	C	C	C	C	C	C	C	C	C	C	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_12180	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX Disaster Name: XXXXXXXXX Disaster Declaration Date: XX/XX/XXXX			1				2	[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX016)	Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: The borrower's acknowledgement of receipt of the valuation at least 3 business days prior to consummation is missing from the file.					-	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_12766	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	CMLTI 2025-RP3_12579	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Temporary SHQM (GSE/Agency Eligible)	3	1	1	3	[3] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (InitiXX/XX/XXXX018)
[3] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $724.00 exceeds tolerance of $500.00 plus 10% or $550.00.  Insufficient or no cure was provided to the borrower. (0)
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.	Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: There is no evidence that the initial Closing Disclosure was provided to the borrower three business days prior to closing.
Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: No valid change of circumstance or cure provided.	Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TRID SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	CMLTI 2025-RP3_12919	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX Disaster Name: XXXXX Disaster Declaration Date: XX/XX/XXXX [2] General - Title Policy Coverage is less than Original Loan Amount.: The Title Policy Amount of $XXXX is less than the note amount of $XXX,XXX based on the Preliminary in file.	3	[3] Appraisal Documentation - Missing Document: Appraisal was made "subject to" and Form 1004D/442 was not provided.: Valuation Type: Appraisal / Valuation Report Date: XX/XX/XXXX	3	[3] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.
																					[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX020)	Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: There is no borrower acknowledgement showing the borrower received a copy of the appraisal three business days prior to closing.		Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.			TILA SOL Expired	C	C	C	C	C	B	B	B	B	B	C	C	C	C	C	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_12623	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Second Home	Refinance Rate/Term	Non QM	3	3	[3] AUS Discrepancy / Guidelines Discrepancy - AUS/Guideline Findings: All conditions were not met [3] Income Documentation - REO Documents are missing.: Address: XXXXXXXXXXXXXX Address: XXXXXXXXXXXXXXAddress: XXXXXXXXXXXXXX, Address: XXXXXXXXXXXXXX, Address: XXXXXXXXXXXXXX Statement Statement Statement Statement Tax Verification [2] Credit Eligibility - Public Record Issue:: Credit Report: Original // Public Record Type: Charge-offs / Balance: 25148.00	The charge off with a balance of $25K was required to be paid off prior to or at closing and there is no evidence of payment in file. Per the AUS, this is required to be paid off.	1	3	[3] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Non QM.
[3] Federal Compliance - QM Points and Fees: Qualified Mortgage (Dodd Frank 2014): Points and Fees on subject loan of XXXX% is in excess of the allowable maximum of  3.00000% of the Federal Total Loan Amount. Points and Fees total $XXXX on a Federal Total Loan Amount of $XXXX vs. an allowable total of $XXXX (an overage of $XXXX or XXXX%).
[3] Federal Compliance - Rental Income Documentation - Schedule E Method Test: Qualified Mortgage (Dodd-Frank 2014): Rental income documentation requirement not met for XXXXXXXXXXXXXXXXXXXXXXX Lease Agreement and/or Tax Return not provided. (XXXXXXXXXXXXXXXXXXXXXXX/Schedule E)
[3] Federal Compliance - Rental Income Documentation - Schedule E Method Test: Qualified Mortgage (Dodd-Frank 2014): Rental income documentation requirement not met for XXXXXXXXXXXXXXXXXXXXXXX  Lease Agreement and/or Tax Return not provided. (XXXXXXXXXXXXXXXXXXXXXXX/Schedule E)
[3] Federal Compliance - Rental Income Documentation - Schedule E Method Test: Qualified Mortgage (Dodd-Frank 2014): Rental income documentation requirement not met for XXXXXXXXXXXXXXXXXXXXXXX.  Lease Agreement and/or Tax Return not provided. (XXXXXXXXXXXXXXXXXXXXXXXX/XX/XXXXdule E)
[3] Federal Compliance - Rental Income Documentation - Schedule E Method Test: Qualified Mortgage (Dodd-Frank 2014): Rental income documentation requirement not met forXXXXXXXXXXXXXXXX  Lease Agreement and/or Tax Return not provided. (XXXXXXXXXXXXXXXX/Schedule E)
[3] Federal Compliance - Rental Income Documentation - Schedule E Method Test: Qualified Mortgage (Dodd-Frank 2014): Rental income documentation requirement not met for XXXXXXXXXXXXXXXX  Lease Agreement and/or Tax Return not provided. (XXXXXXXXXXXXXXXX/Schedule E)
[3] Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on XX/XX/XXXX disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated XX/XX/XXXX). (FinXX/XX/XXXX018)	Federal Compliance - Check Loan Designation Match - QM: The loan was AUS approved however the charge off with a balance of $25K was required to be paid off prior to or at closing and there is no evidence of payment in file. Loan is waterfalling to a Due Diligence Loan Designation of Non QM.
Federal Compliance - QM Points and Fees: Points and Fees on subject loan of XXXX% exceeds of the allowable maximum of 3.00000%.
Federal Compliance - Rental Income Documentation - Schedule E Method Test: The loan was AUS approved however the charge off with a balance of $25K was required to be paid off prior to or at closing and there is no evidence of payment in file. Loan is waterfalling to ATR/QM standard documentation requirements.
Federal Compliance - Rental Income Documentation - Schedule E Method Test: The loan was AUS approved however the charge off with a balance of $25K was required to be paid off prior to or at closing and there is no evidence of payment in file. Loan is waterfalling to ATR/QM standard documentation requirements.
Federal Compliance - Rental Income Documentation - Schedule E Method Test: The loan was AUS approved however the charge off with a balance of $25K was required to be paid off prior to or at closing and there is no evidence of payment in file. Loan is waterfalling to ATR/QM standard documentation requirements.
Federal Compliance - Rental Income Documentation - Schedule E Method Test: The loan was AUS approved however the charge off with a balance of $25K was required to be paid off prior to or at closing and there is no evidence of payment in file. Loan is waterfalling to ATR/QM standard documentation requirements.
Federal Compliance - Rental Income Documentation - Schedule E Method Test: The loan was AUS approved however the charge off with a balance of $25K was required to be paid off prior to or at closing and there is no evidence of payment in file. Loan is waterfalling to ATR/QM standard documentation requirements.
Federal Compliance - TRID Final Closing Disclosure Finance Charge: Disclosed Finance Charges are $135,343.28. Due Diligence Finance Charges are $135,677.32. There is a variance of $334.04.	Federal Compliance - Check Loan Designation Match - QM: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

																								Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TILA ATR/QM	C	C	C	C	C	C	C	C	C	C	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_12656	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Investment	Purchase	N/A	3	3	[3] Asset Documentation - Asset documentation requirements not met.
[3] Asset Calculation / Analysis - AUS Findings: Available for Reserves discrepancy.: Calculated Available for Reserves of $XXXX is less than AUS Available for Reserves of $XXXX
[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: XX/XX/XXXX
Disaster End Date: XX/XX/XXXX
Disaster Name: XXXXX
Disaster Declaration Date: XX/XX/XXXX
[3] Income Documentation - Income Docs Missing:: Borrower: XXXXXXXXXXXXXX, Borrower: XXXXXXXXXXXXXX1040 XXXX 1040XXXX, 1120S XXXX 1120SXXXX, K-1 XXXX K-1XXXX
1040 XXXX 1040XXXX, 1120S XXXX 1120SXXXX, K-1 XXXX K-1XXXX
[3] Income Documentation - Income documentation requirements not met.
[3] Income Documentation - REO Documents are missing.: Address:XXXXXXXXXXXXXX Address: XXXXXXXXXXXXXX Address: XXXXXXXXXXXXXX Address: XXXXXXXXXXXXXXInsurance Verification, Tax Verification
Lease Agreement, Other
Lease Agreement, Statement, Tax Verification
													Insurance Verification, Lease Agreement, Tax Verification	Calculated Available for Reserves of $XXXX is less than AUS Available for Reserves of $XXXX Reserves of $XXXX however, there is only $XXXX available for Reserves. An additional $XXXX required. Tax returns not in file.		1				1							-	C	C	C	C	C	A	A	A	A	A	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_12154	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX Disaster Name: XXXXXXXXXXXXXX Disaster Declaration Date: XX/XX/XXXX [3] Application / Processing - Missing Document: Tax Certificate not provided [2] General - Title Policy Coverage is less than Original Loan Amount.: The Title Policy Amount of $XXXX is less than the note amount of$XXX,XXX based on the Commitment in file.	Tax cert provided indicates $XXXX annually, which does not agree with the figures on the final CD	REVIEWER - GENERAL COMMENT (2025-06-19): EXCEPTION HISTORY - Exception Explanation was updated on XX/XX/XXXX PRIOR Exception Explanation: Most Recent Valuation Inspection Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX Disaster Name: XXXXXXXXX Disaster Declaration Date: XX/XX/XXXX	1	3	[3] Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on XX/XX/XXXX disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan. The disclosed Finance Charge in the amount of $290,531.96 is under disclosed by $598.28 compared to the calculated Finance Charge of $291,130.24 which exceeds the $100.00 threshold (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated XX/XX/XXXX). (FinXX/XX/XXXX016)
[2] Federal Compliance - Notice of Special Flood Hazard Disclosure Not Provided Timely: FDPA Notification Rule: Creditor did not provide a Notice of Special Flood Hazard Disclosure within a reasonable time prior to closing.
[2] Federal Compliance - TRID Final Closing Disclosure did not disclose Amount of Non-Escrowed Property Costs over Year 1: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Non-Escrowed Property Costs over Year 1 of XXXX on Final Closing Disclosure provided on XX/XX/XXXX not accurate. (FinXX/XX/XXXX016)
[1] Federal Compliance - TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $470.45 exceeds tolerance of $275.00 plus 10% or $302.50.  Sufficient or excess cure was provided to the borrower at Closing. (0)
[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Electronic Document Delivery Fee.  Fee Amount of $18.00 exceeds tolerance of $0.00.  Sufficient or excess cure was provided to the borrower at Closing. (75188)
[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Courier / Express Mail / Messenger Fee. Fee Amount of $10.00 exceeds tolerance of $0.00. Sufficient or excess cure was provided to the borrower at Closing. (75187)	Federal Compliance - TRID Final Closing Disclosure Finance Charge: The calculated finance charge, based on the final CD provided in file, was under disclosed by $598.28.
Federal Compliance - Notice of Special Flood Hazard Disclosure Not Provided Timely: Creditor did not provide a Notice of Special Flood Hazard Disclosure within a reasonable time prior to closing.
Federal Compliance - TRID Final Closing Disclosure did not disclose Amount of Non-Escrowed Property Costs over Year 1: Final Closing Disclosure reflects $XXXX in non-escrowed property costs over year 1; however, calculated non-escrowed property costs over year 1 are $XXXX ($XXXX property taxes + $XXXX HOA dues).
Federal Compliance - TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing: Excess cure was provided to the borrower at Closing.
Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: Excess cure was provided to the borrower at Closing.
Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: Excess cure was provided to the borrower at Closing.	REVIEWER - GENERAL COMMENT (2025-06-19): EXCEPTION HISTORY - Exception Detail was updated on XX/XX/XXXX PRIOR Exception Detail: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on XX/XX/XXXX disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated XX/XX/XXXX). (FinXX/XX/XXXX016)
REVIEWER - CURED COMMENT (2022-12-07): Sufficient Cure Provided At Closing
REVIEWER - CURED COMMENT (2022-12-07): Sufficient Cure Provided At Closing
REVIEWER - CURED COMMENT (2022-12-07): Sufficient Cure Provided At Closing	Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - Notice of Special Flood Hazard Disclosure Not Provided Timely: Liability for violations cannot be transferred to a subsequent purchaser of a loan.

																								Federal Compliance - TRID Final Closing Disclosure did not disclose Amount of Non-Escrowed Property Costs over Year 1: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_11865	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Temporary SHQM (GSE/Agency Eligible)	3	1	3	[3] Appraisal Data Integrity - Appraiser's license or certification was not active at the time of the appraisal.: Valuation Type: Appraisal / Valuation Report Date: XX/XX/XXXX	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $72,306.47 is underdisclosed from calculated Finance Charge of $72,381.47 in the amount of $75.00.
[2] Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Finance charge is understated by $75 due to the Tax Payment Fee applied as a finance charge.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired	A	A	A	A	A	B	B	B	B	B	C	C	C	C	C	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_11800	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Investment	Refinance Limited Cash-out GSE	N/A	3	3	[3] MortgagXXXXXXXXXXXX // Account Type: Stocks / Account Number: XXXX [3] AUS Discrepancy / Guidelines Discrepancy - Guideline Requirement: Investor qualifying total debt ratio discrepancy.: Calculated investor qualifying total debt ratio of XX.XX%exceeds Guideline total debt ratio of 43.00000%. [3] Application / Processing - Missing Document: AUS not provided	Missing AUS, unable to determine DTI difference. The Desktop Underwriter approval was not provided. Only one month of statements provided to verify the XXXXXXXX account. Missing AUS, unable to determine DTI difference.		3	[3] Appraisal Documentation - Missing Document: Appraisal was made "subject to" and Form 1004D/442 was not provided.: Valuation Type: Appraisal / Valuation Report Date: XX/XX/XXXX			2	[2] Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide "Right to Receive a Copy" appraisal disclosure to applicant within three (3) business days of application or determination of first lien status.	Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: The disclosure was provided at closing on XX/XX/XX.		Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: There is generally no Assignee Liability.			-	C	C	C	C	C	B	B	B	B	B	C	C	C	C	C	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_11819	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Home Improvement	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX Disaster Name: XXXXXXXXXXXXXXX Disaster Declaration Date: XX/XX/XXXX			1				1							-	C	C	C	C	C	A	A	A	A	A	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_11806	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX Disaster Name: XXXXXXXXXXX Disaster Declaration Date: XX/XX/XXXX			1				2	[2] Federal Compliance - RESPA (2010) - Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan. [2] Federal Compliance - RESPA Disclosure - HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.			Federal Compliance - RESPA (2010) - Initial Payment on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. Federal Compliance - RESPA Disclosure - HUD Settlement Cost Booklet Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_12893	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Document Error - Hazard Insurance policy does not list Lender or Servicer and its successors and assigns, per guideline requirements. [3] Insurance Analysis - Insufficient Coverage: Hazard insurance coverage amount is insufficient. [3] Income Documentation - REO Documents are missing.: Address: XXXXXXXXXXXXX Statement [2] Asset Calculation / Analysis - Available for Closing is insufficient to cover Cash From Borrower.: Documented qualifying Assets for Closing of $0.00 is less than Cash From Borrower $225.01.	Using the coverage listed on the insurance binder, the coverage shortage is $87,164.00 The loan file is missing asset documents to verify the fees paid outside of closing.	1	3	[3] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (InitiXX/XX/XXXX019)
[2] State Compliance - Colorado Consumer Credit Code (First Lien Refinance Notice Not Provided): Colorado Consumer Credit Code: Borrower not provided First Lien Refinance Notice.	Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: The initial CD was issued XX/XX/XXXX, which was issued 6 days prior to the closing date of XX/XX/XXXX, and was not received by the borrower at least 3 business days prior to closing.	Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

																								State Compliance - Colorado Consumer Credit Code (First Lien Refinance Notice Not Provided): Assignee Liability: For a transaction involving a security interest in land, any action that may be brought against the original creditor may be maintained against any subsequent assignee where the assignee, its subsidiaries, or affiliates were in a continuing business relationship with the original creditor either at the time the credit was extended or at the time of the assignment unless the assignment was involuntary or the assignee shows by a preponderance of evidence that it did not have reasonable grounds to believe that the original creditor was engaged in violations of the code and that it maintained procedures reasonably adapted to apprise it of the existence of the violations.			TRID SOL Expired	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_12890	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Limited Cash-out GSE	Temporary SHQM (GSE/Agency Eligible)	3	1	1	3	[3] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (InitiXX/XX/XXXX019)
																					[2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.	Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Evidence of earlier borrower receipt was not found in file.		Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	CMLTI 2025-RP3_12884	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	3	3	[3] AUS Discrepancy / Guidelines Discrepancy - AUS/Guideline Findings: All conditions were not met
[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: XX/XX/XXXX
Disaster End Date: XX/XX/XXXX
Disaster Name: XXXXXXXXXXX
Disaster Declaration Date: XX/XX/XXXX
[3] Income Documentation - The verification of employment is not within 10 business days of the Note.: Borrower: XXXXXXXXXXXXX // Employment Type: Employment / Income Type: Wages / Start Date: XX/XX/XXXX
[3] Income Documentation - The verification of employment is not within 10 business days of the Note.: Borrower: XXXXXXXXXXXXX// Employment Type: Employment / Income Type: Wages / Start Date: XX/XX/XXXX
[3] Income Documentation - The verification of employment is not within 10 business days of the Note.: Borrower: XXXXXXXXXXXXX// Employment Type: Employment / Income Type: Wages / Start Date: XX/XX/XXXX
[3] Income Documentation - Verification(s) of employment is not within 10 business days of the Note.: Borrower: XXXXXXXXXXXXX// Employment Type: Employment / Income Type: Wages / Start Date: XX/XX/XXXX, Borrower: XXXXXXXXXXXXX // Employment Type: Employment / Income Type: Wages / Start Date: XX/XX/XXXX	The initial and final 1003 for Vincent states he is not going to occupy the subject primarily in the declarations. There is nothing in the file reflecting this borrower is a non-occupant borrower.	1	3	[3] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Non QM.
[3] Federal Compliance - QM Points and Fees: Qualified Mortgage (Dodd Frank 2014): Points and Fees on subject loan of XXXX% is in excess of the allowable maximum of  3.00000% of the Federal Total Loan Amount. Points and Fees total $XXXX on a Federal Total Loan Amount of $XXXX vs. an allowable total of $XXXX (an overage of $XXXX or XXXX%).
[3] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (FinXX/XX/XXXX019)
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX019)
[2] Federal Compliance - QM Employment History - Current and/or Previous Employment Documentation lacks Date Info: Qualified Mortgage (Dodd-Frank 2014): Missing Employment Dates to verify two years employment history for current and/or prior employment. (XXXXXXXXXXXXXX/XXXX)	Federal Compliance - Check Loan Designation Match - QM: The loan is testing with the QM ATR standard guides due to incorrect information listed on the final 1003.
Federal Compliance - QM Points and Fees: Qualified Mortgage (Dodd Frank 2014): Points and Fees on subject loan of XXXX% is in excess of the allowable maximum of  3.00000% of the Federal Total Loan Amount. Points and Fees total $XXXX on a Federal Total Loan Amount of $XXXX vs. an allowable total of $XXXX (an overage of $XXXX or XXXX%).
Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Earlier receipt was not provided for the CD. The only verified receipt was the one signed at close.
Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: No evidence of receipt of valuation within 3 business days in the loan file.
Federal Compliance - QM Employment History - Current and/or Previous Employment Documentation lacks Date Info: The verbal VOEs for XXXXXXXXXXXXXcurrent and prior employer. Current employer verbal VOE in file is not within 10 days from closing.	Federal Compliance - Check Loan Designation Match - QM: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

																								Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TILA ATR/QM	C	C	C	C	C	C	C	C	C	C	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_12883	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX Disaster Name: XXXXXXXXXXX Disaster Declaration Date: XX/XX/XXXX	1	3	[3] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (InitiXX/XX/XXXX019)
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX019)	Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.
																						Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.		Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_12882	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX Disaster Name: XXXXX Disaster Declaration Date: XX/XX/XXXX [3] Income Documentation - REO Documents are missing.: Address: XXXXXXXXXXXXX Statement			1				1							-	C	C	C	C	C	A	A	A	A	A	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_12881	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	CMLTI 2025-RP3_12880	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Investment	Purchase	N/A	3	3	[3] Mortgage / Program Eligibility - AUS Findings: Investor qualifying total debt ratio discrepancy.: Calculated investor qualifying total debt ratio of XX.XX%exceeds AUS total debt ratio of 49.31000%.	AUS omitted mortgage payment or other investment property, however there is a mortgage statement in file and no other explanation for the exclusion from dti, resulting in dti of XX.XX%		1				2	[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX019)	Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.					-	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_12879	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Non QM	3	1	1	3	[3] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Non QM.
[3] Federal Compliance - QM DTI: Qualified Mortgage (Dodd-Frank 2014): Total Debt to Income Ratio exceeds 43% and the images do not provide evidence loan is eligible for purchase, guarantee or insurance by the appropriate agency.
[3] Federal Compliance - QM Points and Fees: Qualified Mortgage (Dodd Frank 2014): Points and Fees on subject loan of XXXXXX is in excess of the allowable maximum of 3.00000% of the Federal Total Loan Amount. Points and Fees total $XXXX on a Federal Total Loan Amount of$XXX,XXX vs. an allowable total of $XXXX (an overage of $XXXX or XXXXXX).	Federal Compliance - Check Loan Designation Match - QM: The Originator Loan Designation is Temp SHQM. However, the loan failed points and fees testing which resulted in a Due Diligence Loan Designation of Non QM.
Federal Compliance - QM DTI: Loan was AUS approved with a DTI of XX.XX, but the loan failed points and fees testing and is waterfalling to ATR/QM standard DTI requirement of maximum 43%.
Federal Compliance - QM Points and Fees: Points and Fees on subject loan of XXXXXX is in excess of the allowable maximum of 3.00000% of the Federal Total Loan Amount. Points and Fees total $XXXXon a Federal Total Loan Amount of$XXX,XXX vs. an allowable total of $XXXX (an overage of $XXXX or XXXXXX).	Federal Compliance - Check Loan Designation Match - QM: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

																								Federal Compliance - QM DTI: Although this issue is subject to a 3 year SOL for affirmative claims under TILA, AMC does not adjust grading taking into account TILA SOL for exceptions under ATR, given the potential for enhanced damages when asserting an ability to repay defense in response to an action to collect a debt by recoupment or set-off.			TILA ATR/QM	A	A	A	A	A	C	C	C	C	C	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_12876	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Limited Cash-out GSE	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX Disaster Name: XXXXX Disaster Declaration Date: XX/XX/XXXX	1	3	[3] Federal Compliance - TRID Final Closing Disclosure Will Have Escrow - Monthly Escrow Payment Underdisclosed: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on XX/XX/XXXX disclosed the Monthly Escrow Payment that does not match the actual escrow payment for the loan. (FinXX/XX/XXXX019)
[3] Federal Compliance - TRID Final Closing Disclosure Will Have Escrow Account: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on XX/XX/XXXX incorrectly disclosed whether the loan will have an escrow account. (FinXX/XX/XXXX019)
[3] Federal Compliance - TRID Final Closing Disclosure Will Not Have Escrow Account: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on XX/XX/XXXX incorrectly disclosed whether the loan will have an escrow account. (FinXX/XX/XXXX019)	Federal Compliance - TRID Final Closing Disclosure Will Have Escrow - Monthly Escrow Payment Underdisclosed: Final CD incorrectly marked that escrow account was provided however the borrower elected to waive the escrow account.
Federal Compliance - TRID Final Closing Disclosure Will Have Escrow Account: Final CD incorrectly marked that escrow account was provided however the borrower elected to waive the escrow account.
Federal Compliance - TRID Final Closing Disclosure Will Not Have Escrow Account: Final CD incorrectly marked that escrow account was provided however the borrower elected to waive the escrow account.	Federal Compliance - TRID Final Closing Disclosure Will Have Escrow - Monthly Escrow Payment Underdisclosed: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Will Have Escrow Account: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Final Closing Disclosure Will Not Have Escrow Account: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_12874	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX Disaster Name: XXXXXXXXX, XXXXXXXXXXXX Disaster Declaration Date: XX/XX/XXXX [3] Income Documentation - REO Documents are missing.: Address: XXXXXXXXXXXXStatement		REVIEWER - GENERAL COMMENT (2025-09-17): EXCEPTION HISTORY - Exception Explanation was updated on XX/XX/XXXX PRIOR Exception Explanation: Most Recent Valuation Inspection Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX Disaster Name: XXXXXXXXX, XXXXXXXXXXXX Disaster Declaration Date: XX/XX/XXXX	1				2	[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX019)	Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: No indication in file that appraisal was provided to the borrower 3 business days prior to closing.					-	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_12872	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Safe Harbor QM	3	3	[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: XX/XX/XXXX
Disaster End Date: XX/XX/XXXX
Disaster Name: XXXXX XXXXXXXXX
Disaster Declaration Date: XX/XX/XXXX
[3] Income Documentation - Income documentation requirements not met.
[3] Income Documentation - The verification of employment is not within 10 business days of the Note.: Borrower: XXXXXXXXXXXX // Employment Type: Employment / Income Type: Wages / Start Date: XX/XX/XXXX
[3] Income Documentation - Verification(s) of employment is not within 10 business days of the Note.: Borrower: XXXXXXXXXXXX // Employment Type: Employment / Income Type: Wages / Start Date: XX/XX/XXXX
													[2] Asset Calculation / Analysis - Available for Closing is insufficient to cover Cash From Borrower.: Documented qualifying Assets for Closing of $XXXX is less than Cash From Borrower $XXXX	VVOE is not dated within 10 business days of the note date as required per the AUS. $720.13 was paid outside of closing for hazard insurance, but verification that this was paid was not provided.		1				3	[3] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Safe Harbor QM.	Federal Compliance - Check Loan Designation Match - QM: The VVOE dated within 10 business days prior to the note date is missing from the file, causing the loan to waterfall through the QM Testing, resulting in a Loan Designation discrepancy.		Federal Compliance - Check Loan Designation Match - QM: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.			TILA ATR/QM	C	C	C	C	C	B	C	B	C	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_12871	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX Disaster Name: XXXXX Disaster Declaration Date: XX/XX/XXXX	1	3	[3] Federal Compliance - TRID Lender Credit Tolerance Violation: TILA-RESPA Integrated Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of $-338.12 is less than amount of binding Lender Credit previously disclosed in the amount of $-5,046.00. (9300)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Mortgage Broker Fee. Fee Amount of $2,500.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (73109)	Federal Compliance - TRID Lender Credit Tolerance Violation: The lender previously disclosed a higher lender credit than disclosed on the final closing disclosure in the amount of -338.12 which is significantly different than the 5,046 initially disclosed.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: The lender did not provide a valid change of circumstance to support fee causing a tolerance in the amount of $2,500.	Federal Compliance - TRID Lender Credit Tolerance Violation: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_12870	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Limited Cash-out GSE	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX Disaster Name: XXXXX Disaster Declaration Date: XX/XX/XXXX			1				1							-	C	C	C	C	C	A	A	A	A	A	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_12867	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Limited Cash-out GSE	Temporary SHQM (GSE/Agency Eligible)	3	1	3	[3] Appraisal Data Integrity - Appraiser's license or certification was not active at the time of the appraisal.: Valuation Type: Appraisal / Valuation Report Date: XX/XX/XXXX	3	[3] Federal Compliance - TRID Final Closing Disclosure did not disclose Amount of Escrowed Property Costs over Year 1 - October 2018: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Escrowed Property Costs over Year 1 of XXXX on Final Closing Disclosure provided on XX/XX/XXXX not accurate. (FinXX/XX/XXXX019)
[3] Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Under Disclosed: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on XX/XX/XXXX disclosed an escrow payment for payment stream 2 that does not match the actual payment for the loan. (ProjSeq:2/2093353)
[3] Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Under Disclosed: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on XX/XX/XXXX disclosed an escrow payment for payment stream 1 that does not match the actual payment for the loan. (ProjSeq:1/2093352)
[3] Federal Compliance - TRID Initial Loan Estimate Timing Electronically Provided: TILA-RESPA Integrated Disclosure: Loan Estimate not delivered to Borrower(s) within three (3) business days of application. Initial Loan Estimate dated XX/XX/XXXX was electronically provided without or prior to borrower's consent to receive electronic disclosures. Failure to comply with the provisions of the E-Sign Act and failure to provide good faith estimate of fees timely may result in additional fee tolerance violations. (InitiXX/XX/XXXX019)
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX019)	Federal Compliance - TRID Final Closing Disclosure did not disclose Amount of Escrowed Property Costs over Year 1 - October 2018: The Hazard Insurance escrowed reflected on the Final signed and dated Closing Disclosure was $36.77/$441.24. The Hazard Insurance policy within the loan file reflects a annual premium amount of $538.40/$44.87.
Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Under Disclosed: The Hazard Insurance escrowed reflected on the Final signed and dated Closing Disclosure was $36.77/$441.24.  The Hazard Insurance policy within the loan file reflects a annual premium amount of $538.40/$44.87.
Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Under Disclosed: The Hazard Insurance escrowed reflected on the Final signed and dated Closing Disclosure was $36.77/$441.24.  The Hazard Insurance policy within the loan file reflects a annual premium amount of $538.40/$44.87.
Federal Compliance - TRID Initial Loan Estimate Timing Electronically Provided: The Econsent from Borrower datedXX/XX/XXXX is missing from the loan file.
Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: The loan file does not contain evidence Borrower received copy of appraisal at least three days prior to closing date.	Federal Compliance - TRID Final Closing Disclosure did not disclose Amount of Escrowed Property Costs over Year 1 - October 2018: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Under Disclosed: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Under Disclosed: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Initial Loan Estimate Timing Electronically Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	A	A	A	A	A	B	B	B	B	B	C	C	C	C	C	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_12865	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	3	1				1				3	[3] Federal Compliance - TRID Final Closing Disclosure No Seller Paid Fees Primary Residence First Lien: TRID Final Closing Disclosure XX/XX/XXXX on a first lien purchase transaction did not disclose any Seller paid fees/charges on page 2. (Points and Fees testing limited to Borrower paid fees.) (FinXX/XX/XXXX019)	Federal Compliance - TRID Final Closing Disclosure No Seller Paid Fees Primary Residence First Lien: The seller closing disclosure provided for review is missing pages 2 and 3. Unable to verify seller paid fees.					TRID SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	CMLTI 2025-RP3_12864	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Document Error - The Preliminary/Commitment does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.: Title Evidence: Commitment State: ID			2	[2] Appraisal Reconciliation - Appraisal is required to be in name of Lender: Valuation Type: Appraisal / Valuation Report Date: XX/XX/XXXX	Missing transfer letter from file.		1							-	C	C	C	C	C	A	A	A	A	A	B	B	B	B	B	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_12863	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Insurance Analysis - Insufficient Coverage: Hazard insurance coverage amount is insufficient. [3] Application / Processing - Missing Document: Tax Certificate not provided	Using the coverage listed on the insurance binder, the coverage shortage is $2400.00	1	3	[3] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Property Inspection Fee. Fee Amount of $145.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (75158)	Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Property Inspection fee 533.62 added on Final Closing Disclosure. File does not contain a valid Change of Circumstance for this fee, nor evidence of cure.	Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.

																								Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_12862	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	3	1	1	3	[3] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Non QM.
[3] Federal Compliance - QM DTI: Qualified Mortgage (Dodd-Frank 2014): Total Debt to Income Ratio exceeds 43% and the images do not provide evidence loan is eligible for purchase, guarantee or insurance by the appropriate agency.
[3] Federal Compliance - QM Employment History: Qualified Mortgage (Dodd-Frank 2014): Employment history requirement not met. XXXXXXXXXXX/XXXX)
[3] Federal Compliance - QM Points and Fees: Qualified Mortgage (Dodd Frank 2014): Points and Fees on subject loan of XXXX% is in excess of the allowable maximum of  3.00000% of the Federal Total Loan Amount. Points and Fees total $XXXX on a Federal Total Loan Amount of$XXX,XXX vs. an allowable total of $XXXX (an overage of XXXX or XXXX%).
[3] Federal Compliance - TRID Lender Credit Tolerance Violation: TILA-RESPA Integrated Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of $-384.10  is less than amount of binding Lender Credit previously disclosed in the amount of $-727.00. (9300)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee.  Fee Amount of $500.00 exceeds tolerance of $470.00.  Insufficient or no cure was provided to the borrower. (7506)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee.  Fee Amount of $44.00 exceeds tolerance of $31.00.  Insufficient or no cure was provided to the borrower. (7520)
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX019)	Federal Compliance - Check Loan Designation Match - QM: The loan failed points and fees testing, causing the loan to waterfall through the QM Testing, resulting in a Loan Designation discrepancy.
Federal Compliance - QM DTI: The loan is failing qm points and fees and as such is waterfalling through QM testing
Federal Compliance - QM Employment History: The loan is failing qm points and fees and as such is waterfalling through QM testing
Federal Compliance - QM Points and Fees: Qualified Mortgage Breakdown discloses the par rate, but the undiscounted interest rate price is missing.
Federal Compliance - TRID Lender Credit Tolerance Violation: There is not a valid change of circumstance dated within the required timeframe of the final Closing Disclosure.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: There is a credit of $30 captured for the Appraisal Management company Fee, which decreases the total Appraisal fee from $500 to $470.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Insufficient cure of $13 was provided at closing.
Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: There is no evidence that the appraisal was provided to the borrower three business days prior to closing.	Federal Compliance - Check Loan Designation Match - QM: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

Federal Compliance - QM DTI: Although this issue is subject to a 3 year SOL for affirmative claims under TILA, AMC does not adjust grading taking into account TILA SOL for exceptions under ATR, given the potential for enhanced damages when asserting an ability to repay defense in response to an action to collect a debt by recoupment or set-off.

Federal Compliance - TRID Lender Credit Tolerance Violation: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TILA ATR/QM	A	A	A	A	A	C	C	C	C	C	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_12861	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Safe Harbor QM	3	3	[3] Income Documentation - Income documentation requirements not met.
[3] Income Documentation - The verification of employment is not within 10 business days of the Note.: Borrower:XXXXXXXXXXXX // Employment Type: Employment / Income Type: Wages / Start Date: XX/XX/XXXX
[3] Income Documentation - The verification of employment is not within 10 business days of the Note.: Borrower: XXXXXXXXXXXX// Employment Type: Employment / Income Type: Wages / Start Date: XX/XX/XXXX
[3] Income Documentation - Verification(s) of employment is not within 10 business days of the Note.: Borrower:XXXXXXXXXXXX // Employment Type: Employment / Income Type: Wages / Start Date: XX/XX/XXXX, Borrower: XXXXXXXXXXXX// Employment Type: Employment / Income Type: Wages / Start Date: XX/XX/XXXX	Loan is missing verification of employment that is within 10 business days of the Note.	1	3	[3] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Safe Harbor QM.
[3] Federal Compliance - TRID Final Closing Disclosure Will Have Escrow Account: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on XX/XX/XXXX incorrectly disclosed whether the loan will have an escrow account. (FinXX/XX/XXXX019)
[3] Federal Compliance - TRID Final Closing Disclosure Will Not Have Escrow Account: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on XX/XX/XXXX incorrectly disclosed whether the loan will have an escrow account. (FinXX/XX/XXXX019)	Federal Compliance - Check Loan Designation Match - QM: The Originator Loan Designation is Temporary SHQM (GSE/Agency Eligible) . However, the loan is missing Verification of Employment dated within 10 days from Note which resulted in a Due Diligence Loan Designation of Safe Harbor QM.
Federal Compliance - TRID Final Closing Disclosure Will Have Escrow Account: Final Closing Disclosure disclosed conflicting information whether the loan will have an escrow account.
Federal Compliance - TRID Final Closing Disclosure Will Not Have Escrow Account: Final Closing Disclosure disclosed conflicting information whether the loan will have an escrow account.	Federal Compliance - Check Loan Designation Match - QM: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

Federal Compliance - TRID Final Closing Disclosure Will Have Escrow Account: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Final Closing Disclosure Will Not Have Escrow Account: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.			TILA ATR/QM	C	C	C	C	C	B	C	B	C	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_12858	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Investment	Refinance Cash-out - Debt Consolidation	N/A	3	3	[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX Disaster Name: XXXXX Disaster Declaration Date: XX/XX/XXXX			1				2	[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX019)	Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Provide evidence the Creditor provided a copy of each valuation to applicant three (3) business days prior to consummation.					-	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_12857	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Limited Cash-out GSE	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX Disaster Name: XXXXXXXXX, XXXXXXXXXXXX Disaster Declaration Date: XX/XX/XXXX			1				1							-	C	C	C	C	C	A	A	A	A	A	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_12855	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	2	2	[2] Asset Calculation / Analysis - Available for Closing is insufficient to cover Cash From Borrower.: Documented qualifying Assets for Closing of $XXXX is less than Cash From Borrower $XXXX	Appraisal and Hazard Insurance Policy are listed as Paid before Closing on the Final CD but both Invoices do not reflect as being paid as state and loan file does not contain sufficient assets.		1				1							-	C	C	C	C	C	A	A	A	A	A	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_12848	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Safe Harbor QM	3	3	[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX Disaster Name: XXXXXXXXXXXXXXX Disaster Declaration Date: XX/XX/XXXX [3] Income Documentation - Income documentation requirements not met.	Missing VVOE dated within 10 business days from Note as per required by AUS.		1				3	[3] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Safe Harbor QM.	Federal Compliance - Check Loan Designation Match - QM: The VVOE dated within 10 business days from Note date is missing from the loan file, causing the loan to waterfall through the QM testing, resulting in a Loan Designation discrepancy.		Federal Compliance - Check Loan Designation Match - QM: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.			TILA ATR/QM	C	C	C	C	C	B	C	B	C	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_12846	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX Disaster Name: XXXXXXXXXXXXXXX Disaster Declaration Date: XX/XX/XXXX [3] Application / Processing - Missing Document: Divorce Decree / Child Support not provided			1				3	[3] Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on XX/XX/XXXX disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated XX/XX/XXXX). (FinXX/XX/XXXX019)	Federal Compliance - TRID Final Closing Disclosure Finance Charge: Final Closing Disclosure disclosed a finance charge of $189,402.00; calculated finance charge is $190,295.43, which is a difference of $893.43 for the subject purchase transaction.		Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_12845	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: XX/XX/XXXX
Disaster End Date: XX/XX/XXXX
Disaster Name: XXXXXXXXXXX
Disaster Declaration Date: XX/XX/XXXX
[3] Insurance Analysis - Insufficient Coverage: Hazard insurance coverage amount is insufficient.
[3] Income Documentation - REO Documents are missing.: Address: XXXXXXXXXXXX Lease Agreement
													[2] Asset Calculation / Analysis - Available for Closing is insufficient to cover Cash From Borrower.: Documented qualifying Assets for Closing of $XXXX is less than Cash From Borrower $XXXX	Dwelling coverage $408,000 with extended Replacement coverage of $40,800. Shortfall $76,000. Invoice and source of funds for POC items not provided.		1				1							-	C	C	C	C	C	A	A	A	A	A	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_12842	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Home Improvement	Temporary SHQM (GSE/Agency Eligible)	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	CMLTI 2025-RP3_12835	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Limited Cash-out GSE	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX Disaster Name: XXXXX Disaster Declaration Date: XX/XX/XXXX	1	3	[3] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (InitiXX/XX/XXXX019)
[3] Federal Compliance - TRID Revised Loan Estimate Timing Before Closing: TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on XX/XX/XXXX not received by borrower at least four (4) business days prior to closing. (InterXX/XX/XXXX019)	Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: CD datXX/XX/XXXX019 no proof provided to borrower 3 days prior to final Cd dated XX/XX/XXXX
Federal Compliance - TRID Revised Loan Estimate Timing Before Closing: LE datedXX/XX/XXXX no proof provided to borrower 4 days prior to closing	Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Revised Loan Estimate Timing Before Closing: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_12832	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Temporary SHQM (GSE/Agency Eligible)	2	1				1				2	[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX019) [2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX019)	Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Missing evidence of receipt of appraisal within 3 business days prior to closing. Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Missing evidence of receipt of appraisal within 3 business days prior to closing.					-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	CMLTI 2025-RP3_12829	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Limited Cash-out GSE	Non QM	3	3	[3] AUS Discrepancy / Guidelines Discrepancy - AUS/Guideline Findings: All conditions were not met [3] HOA - HOA Dues amount was not evidenced in the file, and has not been included in the calculated debt ratio.: Valuation Type: Stated / Valuation Report Date: XX/XX/XXXX Property Type: PUD [2] Asset Calculation / Analysis - Available for Closing is insufficient to cover Cash From Borrower.: Documented qualifying Assets for Closing of $XXXX is less than Cash From Borrower $XXXX	No evidence of omission of liability with XXXXXXis provided. The loan file is missing asset documents to verify the fees paid outside of closing.	1	3	[3] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Non QM.
[3] Federal Compliance - QM DTI: Qualified Mortgage (Dodd-Frank 2014): Total Debt to Income Ratio exceeds 43% and the images do not provide evidence loan is eligible for purchase, guarantee or insurance by the appropriate agency.
[3] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (InitiXX/XX/XXXX019)	Federal Compliance - Check Loan Designation Match - QM: The evidence of omitted liability is missing from the file, causing the loan to waterfall through the QM Testing, resulting in a Loan Designation discrepancy.
Federal Compliance - QM DTI: Loan was AUS approved with a DTI of 43.70, but the loan is missing evidence of omitted liability and is waterfalling to ATR/QM standard DTI requirement of maximum 43%.
Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Unable to determine if initial closing disclosure was not provided at least 3 business days prior to closing.	Federal Compliance - Check Loan Designation Match - QM: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

Federal Compliance - QM DTI: Although this issue is subject to a 3 year SOL for affirmative claims under TILA, AMC does not adjust grading taking into account TILA SOL for exceptions under ATR, given the potential for enhanced damages when asserting an ability to repay defense in response to an action to collect a debt by recoupment or set-off.

																								Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TILA ATR/QM	C	C	C	C	C	C	C	C	C	C	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_12826	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Limited Cash-out GSE	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX Disaster Name: XXXXX Disaster Declaration Date: XX/XX/XXXX			1				1							-	C	C	C	C	C	A	A	A	A	A	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_12828	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	Temporary SHQM (GSE/Agency Eligible)	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	CMLTI 2025-RP3_12825	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Limited Cash-out GSE	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX Disaster Name: XXXXX Disaster Declaration Date: XX/XX/XXXX			1				1							-	C	C	C	C	C	A	A	A	A	A	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_12824	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Limited Cash-out GSE	Temporary SHQM (GSE/Agency Eligible)	3	1	1	3	[3] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (FinXX/XX/XXXX019)
[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $131.20 exceeds tolerance of $125.00. Sufficient or excess cure was provided to the borrower at Closing. (7520)	Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Initial CD Issued less than 6 days prior to closing and received by the borrower less than 3 business days prior to closing.
																						Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $131.20 exceeds tolerance of $125.00. Sufficient or excess cure was provided to the borrower at Closing.	REVIEWER - CURED COMMENT (2023-01-25): Sufficient Cure Provided At Closing	Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	CMLTI 2025-RP3_12821	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Limited Cash-out GSE	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX Disaster Name: XXXXX Disaster Declaration Date: XX/XX/XXXX			1				1							-	C	C	C	C	C	A	A	A	A	A	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_12820	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Limited Cash-out GSE	Non QM	3	3	[3] AUS Discrepancy / Guidelines Discrepancy - AUS/Guideline Findings: All conditions were not met [3] General Appraisal Requirements - The transaction closed as a refinance of a primary residence, and the valuation reflects that the subject property is vacant. Unable to verify occupancy.: Valuation Type: Appraisal / Valuation Report Date: XX/XX/XXXX	missing the complete form 442 appraisal pictures.	1	3	[3] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Non QM.
[3] Federal Compliance - QM DTI: Qualified Mortgage (Dodd-Frank 2014): Total Debt to Income Ratio exceeds 43% and the images do not provide evidence loan is eligible for purchase, guarantee or insurance by the appropriate agency.
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Re-Inspection Fee.  Fee Amount of $175.00 exceeds tolerance of $0.00.  Insufficient or no cure was provided to the borrower. (75103)
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX019)	Federal Compliance - Check Loan Designation Match - QM: The file is testing against the QM ATR standards due to missing the complete form 442 appraisal pictures.
Federal Compliance - QM DTI: The file is testing against the QM ATR standards due to missing the complete form 442 appraisal pictures.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: File does not contain a valid COC for this fee, nor evidence of cure in file.
Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Disclosure signed at closing confirming appraisal receipt from the borrower was not provided.	REVIEWER - GENERAL COMMENT (2025-07-17): EXCEPTION HISTORY - Exception Detail was updated on XX/XX/XXXX PRIOR Exception Detail: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary HPQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Non QM.	Federal Compliance - Check Loan Designation Match - QM: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

Federal Compliance - QM DTI: Although this issue is subject to a 3 year SOL for affirmative claims under TILA, AMC does not adjust grading taking into account TILA SOL for exceptions under ATR, given the potential for enhanced damages when asserting an ability to repay defense in response to an action to collect a debt by recoupment or set-off.

																								Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TILA ATR/QM	C	C	C	C	C	C	C	C	C	C	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_12815	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	CMLTI 2025-RP3_12814	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX Disaster Name: XXXXX Disaster Declaration Date: XX/XX/XXXX [2] Document Error - The Preliminary title policy is within CA or NV and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.	1	3	[3] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $1,055.00 exceeds tolerance of $830.00 plus 10% or $913.00. Insufficient or no cure was provided to the borrower. (0)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Attorney's Fee (Closing Agent and Other). Fee Amount of $350.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (7589)	Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: Total amount of $1,055.00 disclosed on the final closing disclosure exceeds the tolerance of the total amount of $830.00 that was previously disclosed on the Initial Loan Estimate dated XX/XX/XXXX. Cure required $492.00, Cure Provided $442.50, Remaining Cure $49.50
																						Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Attorney Fee disclosed on the initial Loan Estimate dated XX/XX/XXXX was $0.00 but increased to $350.00 on the final closing disclosure. Cure required $492.00, Cure Provided $442.50, Remaining Cure $49.50		Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_12813	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Investment	Refinance Cash-out - Other	N/A	3	3	[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX Disaster Name: XXXXXXXXXXXXXXX Disaster Declaration Date: XX/XX/XXXX [3] Income Documentation - REO Documents are missing.: Address: XXXXXXXXXXX HOA Verification			1				1							-	C	C	C	C	C	A	A	A	A	A	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_12812	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	3	1	1	3	[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $42.19 exceeds tolerance of $23.00. Insufficient or no cure was provided to the borrower. (7520)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points.  Fee Amount of $153.26 exceeds tolerance of $0.00.  Insufficient or no cure was provided to the borrower. (7200)
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX019)	Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Credit Report Fee was last disclosed as $23.00 on LE but disclosed as $42.19 on Final Closing Disclosure. File does not contain a valid COC for this fee, nor evidence of cure in file. Provide a post-close CD disclosing the tolerance cure to include $19.19, a copy of refund check, proof of delivery, and a copy of the letter of explanation sent to the borrower disclosing the changes made.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Loan Discount Points Fee was not disclosed on Loan Estimate.  File does not contain a valid COC for this fee, nor evidence of cure.  Provide a post-close CD disclosing the tolerance cure to include $153.26, a copy of refund check, proof of delivery, and a copy of the letter of explanation sent to the borrower disclosing the changes made.
Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Acknowledgement from the borrower showing receipt of the appraisal valuation three (3) business days prior to closing is not in the file.	Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	CMLTI 2025-RP3_12811	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Safe Harbor QM	3	3	[3] Income Documentation - Income documentation requirements not met.
[3] Income Documentation - The verification of employment is not within 10 business days of the Note.: Borrower: XXXXXXXXXXX // Employment Type: Employment / Income Type: Wages / Start Date: XX/XX/XXXX
[3] Income Documentation - The verification of employment is not within 10 business days of the Note.: Borrower: XXXXXXXXXXX// Employment Type: Employment / Income Type: Wages / Start Date: XX/XX/XXXX
[3] Income Documentation - Verification(s) of employment is not within 10 business days of the Note.: Borrower: XXXXXXXXXXX // Employment Type: Employment / Income Type: Wages / Start Date: XX/XX/XXXX
[3] Income Documentation - Verification(s) of employment is not within 10 business days of the Note.: Borrower: XXXXXXXXXXX// Employment Type: Employment / Income Type: Wages / Start Date: XX/XX/XXXX	Missing Verification of Employment within 10 days of the Note.	1	3	[3] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Safe Harbor QM.
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Re-Inspection Fee.  Fee Amount of $145.00 exceeds tolerance of $0.00.  Insufficient or no cure was provided to the borrower. (75103)
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX019)	Federal Compliance - Check Loan Designation Match - QM: The is missing Verification of Employment within 10days of the Note, causing the loan to waterfall through the QM Testing, resulting in a Loan Designation discrepancy.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Re-Inspection fee was not disclosed on Loan Estimate. File does not contain a valid COC for this fee, nor evidence of cure.
Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Copy of Appraisal not provided 3 business days prior to consummation.	Federal Compliance - Check Loan Designation Match - QM: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

																								Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TILA ATR/QM	C	C	C	C	C	B	C	B	C	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_12805	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX Disaster Name: XXXXXXXXXXXXXXXXXX Disaster Declaration Date: XX/XX/XXXX [3] Closing / Title - Title Error: Title vesting does not concur with deed	Warranty Deed reflects XXXXXXXXXXX. Title Commitment and Security Instrument reflect an incorrect spelling XXXXXXXXXXXfor non-borrowing spouse.		1				1							-	C	C	C	C	C	A	A	A	A	A	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_12802	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX Disaster Name: XXXXXXXXXX Disaster Declaration Date: XX/XX/XXXX	1	3	[3] Federal Compliance - TRID Final Closing Disclosure Total Of Payments: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on XX/XX/XXXX disclosed an inaccurate Total of Payments on page 5 that does not match the actual total of payments for the loan (fee amounts included in TOP calculation are based on Closing Disclosure dated XX/XX/XXXX). (FinXX/XX/XXXX019)
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX019)	Federal Compliance - TRID Final Closing Disclosure Total Of Payments: Disclosed Total of Payments $332,307.65. Due Diligence Total of Payments $332,464.85. There is a variance of $157.20.
																						Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Missing evidence that borrower received a copy of the appraisal within 3 business days prior closing onXX/XX/XXXX.		Federal Compliance - TRID Final Closing Disclosure Total Of Payments: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_12803	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Limited Cash-out GSE	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Application / Processing - Missing Document: Flood Certificate not provided [3] Application / Processing - Missing Document: Missing Final 1003	1	3	[3] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.
[3] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX019)	Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation	Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.

																								Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: TILA ROR - 3yrs for rescindable transactions.			TILA SOL Expired	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_12798	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Safe Harbor QM	3	3	[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: XX/XX/XXXX
Disaster End Date: XX/XX/XXXX
Disaster Name: XXXXX
Disaster Declaration Date: XX/XX/XXXX
[3] Income Documentation - Income documentation requirements not met.
[3] Income Documentation - The verification of employment is not within 10 business days of the Note.: Borrower: XXXXXXXXXXX // Employment Type: Employment / Income Type: Wages / Start Date: XX/XX/XXXX
[3] Income Documentation - The verification of employment is not within 10 business days of the Note.: Borrower: XXXXXXXXXXX // Employment Type: Employment / Income Type: Wages / Start Date: XX/XX/XXXX	The verbal verifications of employment for both borrowers is dated XX-XX-XXXX, which is greater than 10 business days prior to the note date of XX-XX-XXXX.	1	3	[3] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Safe Harbor QM.
[3] Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on XX/XX/XXXX disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated XX/XX/XXXX). (FinXX/XX/XXXX019)
[2] Federal Compliance - QM Employment History - Current and/or Previous Employment Documentation lacks Date Info: Qualified Mortgage (Dodd-Frank 2014): Missing Employment Dates to verify two years employment history for current and/or prior employment. (XXXXXXXXXXXXXXX/11871664)	Federal Compliance - Check Loan Designation Match - QM: The verbal verification of employment within 10 business days of the note is missing from the file, causing the loan to waterfall through the QM Testing, resulting in a Loan Designation discrepancy.
Federal Compliance - TRID Final Closing Disclosure Finance Charge: Disclosed finance charges are $432,654.95.  Due diligence finance charges are $432,774.06.  There is a variance of $119.11.
Federal Compliance - QM Employment History - Current and/or Previous Employment Documentation lacks Date Info: Due to the verbal verifications of employment not being within the required 10 business days of the note, the loan is waterfalling to the QM standards and two year history not verified.	Federal Compliance - Check Loan Designation Match - QM: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

																								Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TILA ATR/QM	C	C	C	C	C	B	C	B	C	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_12800	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Safe Harbor QM	3	3	[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX Disaster Name: XXXXXXXXXX Disaster Declaration Date: XX/XX/XXXX [3] Income Documentation - Income documentation requirements not met. [3] Income Documentation - The verification of employment is not within 10 business days of the Note.: Borrower: XXXXXXXXX// Employment Type: Employment / Income Type: Wages / Start Date: XX/XX/XXXX	The borrower's VVOE is dated more than 10 business days prior to closing	2	[2] Appraisal Reconciliation - Appraisal is required to be in name of Lender: Valuation Type: Appraisal / Valuation Report Date: XX/XX/XXXX	Lender on the appraisal does not match the lender on the note	3	[3] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Safe Harbor QM.
[3] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $410.00 exceeds tolerance of $330.00 plus 10% or $363.00.  Insufficient or no cure was provided to the borrower. (0)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Property Inspection Fee. Fee Amount of $145.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (75158)	Federal Compliance - Check Loan Designation Match - QM: The Originator Loan Designation is Temp SHQM. However, the loan is missing the borrower VVOE dated within 10 days which resulted in a Due Diligence Loan Designation of Safe Harbor QM.
Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: No valid change in circumstance or cure for borrower provided.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: No valid change in circumstance or cure for borrower provided.	Federal Compliance - Check Loan Designation Match - QM: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

																								Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TILA ATR/QM	C	C	C	C	C	B	C	B	C	B	B	B	B	B	B	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_12795	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	3	1	3	[3] Appraisal Data Integrity - Appraiser's license or certification was not active at the time of the appraisal.: Valuation Type: Appraisal / Valuation Report Date: XX/XX/XXXX	3	[3] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (InitiXX/XX/XXXX019)
[3] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $80.00 exceeds tolerance of $45.00 plus 10% or $49.50.  Insufficient or no cure was provided to the borrower. (0)
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX019)	Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Missing evidence the borrower received the Closing Disclosure at least three (3) business days prior to closing.
Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: Missing a valid change of circumstance for the increase in Recording Fees. No evidence of a cure was provided.
																						Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Missing evidence the borrower received a copy of each valuation to applicant three (3) business days prior to consummation		Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	A	A	A	A	A	B	B	B	B	B	C	C	C	C	C	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_12796	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX Disaster Name: XXXXXXXXXXXX Disaster Declaration Date: XX/XX/XXXX [3] Insurance Analysis - Insufficient Coverage: Hazard insurance coverage amount is insufficient.	Using the coverage listed on the insurance binder, the coverage shortage is $11,040.00.		1				1							-	C	C	C	C	C	A	A	A	A	A	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_12790	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Temporary SHQM (GSE/Agency Eligible)	2	1				1				2	[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX019) [2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.	Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: The file did not contain documentation verifying the borrower received a copy of the appraisal within 3 business days prior to closing.					-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	CMLTI 2025-RP3_12787	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Limited Cash-out GSE	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX Disaster Name: XXXXX Disaster Declaration Date: XX/XX/XXXX [3] Document Error - Hazard Insurance policy does not list Lender or Servicer and its successors and assigns, per guideline requirements. [2] Insurance Analysis - Hazard Insurance Policy expires within 90 days of the Note Date.: Hazard Insurance Policy Expiration Date XX/XX/XXXX, Note Date XX/XX/XXXX	1	3	[3] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (InitiXX/XX/XXXX019)
[3] Federal Compliance - TRID Lender Credit Tolerance Violation: TILA-RESPA Integrated Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of $-604.35 is less than amount of binding Lender Credit previously disclosed in the amount of $-607.00. (9300)	Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: No evidence in file borrower received final closing disclosure at least three days prior to closing.
Federal Compliance - TRID Lender Credit Tolerance Violation: Loan amount changed from $384,000 to $382,500 on the loan estimate datedXX/XX/XXXX causing the lender credits to decrease.	Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Lender Credit Tolerance Violation: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_12784	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	CMLTI 2025-RP3_12781	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	CMLTI 2025-RP3_12779	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Insurance Analysis - Insufficient Coverage: Hazard insurance coverage amount is insufficient.	Using the coverage listed on the insurance binder, the coverage shortage is $64,800.00.	1	3	[3] Federal Compliance - TRID Final Closing Disclosure Will Have Escrow Account: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on XX/XX/XXXX incorrectly disclosed whether the loan will have an escrow account. (FinXX/XX/XXXX019)
[3] Federal Compliance - TRID Final Closing Disclosure Will Not Have Escrow Account: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on XX/XX/XXXX incorrectly disclosed whether the loan will have an escrow account. (FinXX/XX/XXXX019)
[3] Federal Compliance - TRID Revised Loan Estimate Timing Before Closing: TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on XX/XX/XXXX not received by borrower at least four (4) business days prior to closing. (InterXX/XX/XXXX019)
[2] State Compliance - Maryland Mortgage Lending Regulations (Disclosure of Taxes and Insurance Not Provided): Maryland Mortgage Lending Regulations: Borrower did not receive disclosure on responsibility for payment of taxes and insurance.	Federal Compliance - TRID Final Closing Disclosure Will Have Escrow Account: Closing Disclosure dated XX/XX/XXXX incorrectly disclosed that the loan will not have an escrow account on page 1 and disclosed that the loan will have an escrow account on page 4.
Federal Compliance - TRID Final Closing Disclosure Will Not Have Escrow Account: Closing Disclosure dated XX/XX/XXXX incorrectly disclosed that the loan will not have an escrow account on page 1 and disclosed that the loan will have an escrow account on page 4.
Federal Compliance - TRID Revised Loan Estimate Timing Before Closing: Evidence of borrower's receipt of the Loan Estimate dated XX/XX/XXXXt least 4 business days prior to Note date was not provided.	Federal Compliance - TRID Final Closing Disclosure Will Have Escrow Account: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Will Not Have Escrow Account: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Revised Loan Estimate Timing Before Closing: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

																								State Compliance - Maryland Mortgage Lending Regulations (Disclosure of Taxes and Insurance Not Provided): Assignee liability is unclear.			TRID SOL Expired	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_12775	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Investment	Refinance Cash-out - Other	N/A	2	1				1				2	[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX019)	Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Documentations acknowledging receipt of appraisal within 3 business days from closing not provided.					-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	CMLTI 2025-RP3_12774	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Limited Cash-out GSE	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX Disaster Name: XXXXX Disaster Declaration Date: XX/XX/XXXX [3] Document Error - Hazard Insurance policy does not list Lender or Servicer and its successors and assigns, per guideline requirements.	1	3	[3] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (FinXX/XX/XXXX019)
																					[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $37.00 exceeds tolerance of $31.00. Sufficient or excess cure was provided to the borrower at Closing. (7520)	Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Evidence of earlier receipt missing from file.	REVIEWER - CURED COMMENT (2023-01-19): Sufficient Cure Provided At Closing	Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_12773	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Investment	Refinance Cash-out - Other	N/A	3	3	[3] Mortgage / Program Eligibility - AUS Findings: Investor qualifying total debt ratio discrepancy.: Calculated investor qualifying total debt ratio ofXX.XX%exceeds AUS total debt ratio of 43.64000%.
[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: XX/XX/XXXX
Disaster End Date: XX/XX/XXXX
Disaster Name: XXXXXXXXXXX
Disaster Declaration Date: XX/XX/XXXX
													[3] Income Documentation - REO Documents are missing.: Address: XXXXXXXXXXXXXXInsurance Verification, Tax Verification	Loan was AUS approved with a DTI of XX.XX%, but the loan is missing AUS required XXXXXXXXXX $8,439 to be paid off, and no evidence presented in file showing the debt was paid at closing, and is waterfalling to ATR/QM standard DTI requirement of maximum 43%.		1				2	[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX019)	Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.					-	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_12768	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Limited Cash-out GSE	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX Disaster Name: XXXXXXXXXXX Disaster Declaration Date: XX/XX/XXXX [3] Insurance Analysis - Insufficient Coverage: Hazard insurance coverage amount is insufficient.	Using the coverage listed on the insurance binder, the coverage shortage is $75,300.00.		1				2	[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX019)	Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Provide evidence the Creditor provided a copy of each valuation to applicant three (3) business days prior to consummation.					-	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_12767	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX Disaster Name: XXXXX Disaster Declaration Date: XX/XX/XXXX			1				1							-	C	C	C	C	C	A	A	A	A	A	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_12764	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	3	1	1	3	[3] Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on XX/XX/XXXX disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated XX/XX/XXXX). (FinXX/XX/XXXX019)
[3] Federal Compliance - TRID Lender Credit Tolerance Violation: TILA-RESPA Integrated Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of $-1,413.00  is less than amount of binding Lender Credit previously disclosed in the amount of $-2,835.00. (9300)
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX019)	Federal Compliance - TRID Final Closing Disclosure Finance Charge: The disclosed financed charge is $296001.40. Due diligence finance charges are $297231.82. There is a variance of $1230.42.
Federal Compliance - TRID Lender Credit Tolerance Violation: Credit decreased onXX/XX/XXXXD, missing evidence of rate lock extension to support increase.
Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: There is no evidence the borrower was provided a copy of the appraisal 3 days prior to the closing.	Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Lender Credit Tolerance Violation: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	CMLTI 2025-RP3_12760	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX Disaster Name: XXXXXXXXXXX Disaster Declaration Date: XX/XX/XXXX			1				2	[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX019)	Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Copy of valuation was not provided to borrower within 3 business days prior to consummation.					-	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_12757	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Temporary SHQM (GSE/Agency Eligible)	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	CMLTI 2025-RP3_12754	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	3	1	1	3	[3] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Non QM.
[3] Federal Compliance - Overtime Bonus 2Yr Calc: Qualified Mortgage (Dodd-Frank 2014): Use of Overtime/Bonus income for less than two (2) years not justified or documented in writing. (XXXXXXXXXXXXXXX/Overtime)
[3] Federal Compliance - Overtime Bonus Method of Calculation: Qualified Mortgage (Dodd-Frank 2014): Significant income variation requires a period of more than two (2) years when calculating the average Overtime/Bonus income. (XXXXXXXXXXXXXXX/Overtime)
[3] Federal Compliance - QM DTI: Qualified Mortgage (Dodd-Frank 2014): Total Debt to Income Ratio exceeds 43% and the images do not provide evidence loan is eligible for purchase, guarantee or insurance by the appropriate agency.
[3] Federal Compliance - QM Points and Fees: Qualified Mortgage (Dodd Frank 2014): Points and Fees on subject loan of XXXX% is in excess of the allowable maximum of  3.00000% of the Federal Total Loan Amount. Points and Fees total $XXXX on a Federal Total Loan Amount of $XXXX vs. an allowable total of $XXXX (an overage of $XXXX or XXXX%).
[3] Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on XX/XX/XXXX disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated XX/XX/XXXX). (FinXX/XX/XXXX019)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Origination Fee. Fee Amount of $3,612.28 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (7325)	Federal Compliance - Check Loan Designation Match - QM: Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Non QM.
Federal Compliance - Overtime Bonus 2Yr Calc: Loan failed points and fees testing, causing the loan to waterfall through the QM Testing, resulting in a Loan Designation discrepancy.
Federal Compliance - Overtime Bonus Method of Calculation: Loan failed points and fees testing, causing the loan to waterfall through the QM Testing, resulting in a Loan Designation discrepancy.
Federal Compliance - QM DTI: Loan failed points and fees testing, causing the loan to waterfall through the QM Testing, resulting in a Loan Designation discrepancy.
Federal Compliance - QM Points and Fees: Qualified Mortgage Points and Fees calculation includes Loan Discount Points of $3,612.28 paid by seller credit, Lender paid Loan Originator Compensation of $9,215.00, Underwriting Fee of $999.99, and a tax certificate fee of $25.00. File did not contain evidence those are bona fide discount points and provide the par rate at time of lock as required.
Federal Compliance - TRID Final Closing Disclosure Finance Charge: Finance Charge disclosed is $257,976.80  Calculated finance charge is $263,619.84.  Variance of -$5,643.04.  Based on review of Lender's compliance report, $10,000 seller credit/seller paid fees were not included in finance charge calculation as required.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Loan Origination Fee was first disclosed to the borrower as $3,612.28 on the XX/XX/XXXX LE. A dated and valid COC for the fee addition was not provided. Provide a post close CD disclosing the tolerance cure to include $3,612.28, a copy of refund check, proof of delivery, and a copy of the letter of explanation sent to the borrower disclosing the changes made.	Federal Compliance - Check Loan Designation Match - QM: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

Federal Compliance - QM DTI: Although this issue is subject to a 3 year SOL for affirmative claims under TILA, AMC does not adjust grading taking into account TILA SOL for exceptions under ATR, given the potential for enhanced damages when asserting an ability to repay defense in response to an action to collect a debt by recoupment or set-off.

Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TILA ATR/QM	A	A	A	A	A	C	C	C	C	C	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_12741	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Second Home	Purchase	Non QM	3	3	[3] Guideline Issue - Employment was not verified within 10 days of the note date.
[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: XX/XX/XXXX
Disaster End Date: XX/XX/XXXX
Disaster Name: XXXXXXXXXXX
Disaster Declaration Date: XX/XX/XXXX
[3] Insurance Documentation - Missing Document: Flood Insurance Policy not provided
[3] Income Documentation - The verification of employment is not within 10 business days of the Note.: Borrower: XXXXXXXXXXXX// Employment Type: Employment / Income Type: Wages / Start Date: XX/XX/XXXX
[3] Income Documentation - Verification(s) of employment is not within 10 business days of the Note.: Borrower: XXXXXXXXXXXX// Employment Type: Employment / Income Type: Wages / Start Date: XX/XX/XXXX	REVIEWER - RE-OPEN COMMENT (2023-02-09): Cleared in error.	1	3	[3] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Non QM.
[3] Federal Compliance - Commission Method of Calculation: Qualified Mortgage (Dodd-Frank 2014): Commission income required to be averaged over a period of at least two (2) years. (XXXXXXXXXXXXXXX/Commission)
[3] Miscellaneous Compliance - Non Taxable Income: Qualified Mortgage (Dodd-Frank 2014): Percentage of non-taxable income added exceeds borrower tax rate. (XXXXXXXXXXXXXXXRetired/Social Security)
[3] Federal Compliance - QM DTI: Qualified Mortgage (Dodd-Frank 2014): Total Debt to Income Ratio exceeds 43% and the images do not provide evidence loan is eligible for purchase, guarantee or insurance by the appropriate agency.
[3] Federal Compliance - QM Points and Fees: Qualified Mortgage (Dodd Frank 2014): Points and Fees on subject loan of XXXX% is in excess of the allowable maximum of  3.00000% of the Federal Total Loan Amount. Points and Fees total $XXXX on a Federal Total Loan Amount of XXXXXvs. an allowable total of $XXXX(an overage of $XXXX or XXXX%).
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Origination Fee. Fee Amount of $2,747.43 exceeds tolerance of $425.00. Insufficient or no cure was provided to the borrower. (7325)	Federal Compliance - Check Loan Designation Match - QM: The Loan was agency approved with an Originator Loan Designation of Term SHQM, but the HOI not being able to test if in escrow, causing the loan to waterfall through the QM Testing, resulting in a Loan Designation discrepancy.
Federal Compliance - Commission Method of Calculation: The loan was AUS approved, but a VVOE performed within 10 business days of the Note date is missing for B2.  The loan is defaulting to QM documentation requirements.
Miscellaneous Compliance - Non Taxable Income: The loan was AUS approved, but a VVOE performed within 10 business days of the Note date is missing for B2.  The loan is defaulting to QM documentation requirements.
Federal Compliance - QM DTI: The loan was AUS approved with a DTI of 45.30%, but a VVOE performed within 10 business days of the Note date is missing for B2.  The loan is defaulting to QM requirement of 43% maximum DTI.
Federal Compliance - QM Points and Fees: Points and Fees on subject loan of XXXX% is in excess of the allowable maximum of 3.00000% of the Federal Total Loan Amount. Points and Fees total $XXXX on a Federal Total Loan Amount of XXXXXXX vs. an allowable total of $6,474.50.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Zero Percent Fee Tolerance exceeded for Loan Origination Fee. Fee Amount of $XXXX exceeds tolerance of $XXXX. Insufficient or no cure was provided.	Federal Compliance - Check Loan Designation Match - QM: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

Federal Compliance - QM DTI: Although this issue is subject to a 3 year SOL for affirmative claims under TILA, AMC does not adjust grading taking into account TILA SOL for exceptions under ATR, given the potential for enhanced damages when asserting an ability to repay defense in response to an action to collect a debt by recoupment or set-off.

																								Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TILA ATR/QM	C	C	C	C	C	C	C	C	C	C	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_12740	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Insurance Analysis - Insufficient Coverage: Hazard insurance coverage amount is insufficient.	Using the coverage listed on the insurance binder, the coverage shortage is $85,150.00.		1				1							-	C	C	C	C	C	A	A	A	A	A	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_12734	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Safe Harbor QM	3	3	[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: XX/XX/XXXX
Disaster End Date: XX/XX/XXXX
Disaster Name: XXXXXXXXXXXXXXX
Disaster Declaration Date: XX/XX/XXXX
[3] Income Documentation - Income documentation requirements not met.
[3] Income Documentation - The verification of employment is not within 10 business days of the Note.: Borrower: XXXXXXXXXXXX // Employment Type: Employment / Income Type: Wages / Start Date: XX/XX/XXXX
[2] Asset Calculation / Analysis - Available for Closing is insufficient to cover Cash From Borrower.: Documented qualifying Assets for Closing of $XXXX is less than Cash From Borrower $XXXX	The required verbal verification of employment within 10 business days of the note was not provided. The file does contain sourcing or receipt of the $13,375 earnest money deposit, which is causing the shortfall.	1	3	[3] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Safe Harbor QM.
[3] Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on XX/XX/XXXX disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated XX/XX/XXXX). (FinXX/XX/XXXX019)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of $3,221.10 exceeds tolerance of $1,984.00. Insufficient or no cure was provided to the borrower. (8304)	Federal Compliance - Check Loan Designation Match - QM: The verbal verification of employment within 10 business days of the note was not provided, causing the loan to waterfall through the QM Testing, resulting in a Loan Designation discrepancy.
Federal Compliance - TRID Final Closing Disclosure Finance Charge: Disclosed Finance Charges are $201,158.26.  Due Diligence Finance Charges are $202,107.15.  There is a variance of $948.89.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: The zero percent Tolerance Fee for the transfer tax fee disclosed on the loan estimate at $1,984, however, it is indicated on the final closing disclosure in the amount of $3,221. There is no valid change of circumstance in the file, and a cure was not provided by the Lender.	Federal Compliance - Check Loan Designation Match - QM: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TILA ATR/QM	C	C	C	C	C	B	C	B	C	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_12733	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX Disaster Name: XXXXXXXXX, XXXXXXXXXXXX Disaster Declaration Date: XX/XX/XXXX			1				1							-	C	C	C	C	C	A	A	A	A	A	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_12701	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	3	3	[3] AUS Discrepancy / Guidelines Discrepancy - AUS/Guideline Findings: All conditions were not met [3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	Loan was AUS approved and is missing the Mortgage Insurance Certificate.	1	3	[3] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Non QM.
[3] Federal Compliance - Income Method of Calculation: Qualified Mortgage (Dodd-Frank 2014): The Method used to calculate the qualifying monthly income is not supported by the earnings history/trend. (XXXXXXXXXXXXXXXXXSchedule C)
[3] Federal Compliance - Sole Proprietorship Income Documentation Test: Qualified Mortgage (Dodd-Frank 2014): Self-employed income documentation not sufficient (Sole Proprietorship). (XXXXXXXXXXXXXXXXXSchedule C)
[3] Federal Compliance - TRID Final Closing Disclosure Mortgage Insurance Payment: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on XX/XX/XXXX disclosed a mortgage insurance payment for payment stream 1 that does not match the actual payment for the loan. (ProjSeq:1/2095635)
[3] Federal Compliance - TRID Final Closing Disclosure Projected P&I Min Payment Fixed Rate Subsequent Payments: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on XX/XX/XXXX disclosed a periodic principal and interest payment for payment stream 2 that does not match the actual payment for the loan. (ProjSeq:2/2095636)
[2] Federal Compliance - TRID Final Closing Disclosure Escrowed Property Costs Year 1 - October 2018 Testing: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Escrowed Property Costs over Year 1 of XXXX on Final Closing Disclosure provided on XX/XX/XXXX not accurate. (FinXX/XX/XXXX019)	Federal Compliance - Check Loan Designation Match - QM: The mortgage insurance certificate is missing from the file, causing the loan to waterfall through the QM Testing, resulting in a Loan Designation discrepancy
Federal Compliance - Income Method of Calculation: Loan is waterfalling to ATR/QM standard requirements because the loan was AUS approved but is missing the mortgage insurance certificate as required.
Federal Compliance - Sole Proprietorship Income Documentation Test: Loan is waterfalling to ATR/QM standard requirements because the loan was AUS approved but is missing the mortgage insurance certificate as required.
Federal Compliance - TRID Final Closing Disclosure Mortgage Insurance Payment: The loan was AUS approved but is missing the required mortgage insurance certificate. Due to the missing certificate monthly mortgage insurance payment of $172.60 was not included in the due diligence review.
Federal Compliance - TRID Final Closing Disclosure Projected P&I Min Payment Fixed Rate Subsequent Payments: The loan was AUS approved but is missing the required mortgage insurance certificate. Due to the missing certificate monthly mortgage insurance payment of $172.60 was not included in the due diligence review.
Federal Compliance - TRID Final Closing Disclosure Escrowed Property Costs Year 1 - October 2018 Testing: The final disclosure issued XX/XX/XXXX disclosed the amount of Escrowed Property Costs over Year 1 of XXXX. The due diligence amount is $8,874.24. There is a variance of $2,071.20.	Federal Compliance - Check Loan Designation Match - QM: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

Federal Compliance - TRID Final Closing Disclosure Mortgage Insurance Payment: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Projected P&I Min Payment Fixed Rate Subsequent Payments: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Final Closing Disclosure Escrowed Property Costs Year 1 - October 2018 Testing: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TILA ATR/QM	C	C	C	C	C	C	C	C	C	C	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_12698	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Limited Cash-out GSE	Temporary SHQM (GSE/Agency Eligible)	2	1				1				2	[2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.	Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Title Report reflects Previous Creditor was same as new creditor. An H-9 form signed by the borrower is missing from file.		Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	CMLTI 2025-RP3_12695	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	3	3	[3] AUS Discrepancy / Guidelines Discrepancy - AUS/Guideline Findings: All conditions were not met [3] Income Documentation - The verification of employment is not within 10 business days of the Note.: Borrower: XXXXXXXXXXXX // Employment Type: Employment / Income Type: Wages / Start Date: XX/XX/XXXX	The Complete Credit Report is missing (last bottom page has partial account with additional page missing that would complete the information) and evidence credit account XXXXXXXXX*XXXXXXXX was paid thru closing as required per AUS from the file, causing the loan to waterfall through the QM Testing, resulting in a Loan Designation discrepancy.	1	3	[3] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Non QM.
[3] Federal Compliance - QM Employment History: Qualified Mortgage (Dodd-Frank 2014): Employment history requirement not met. (XXXXXXXXXXXXXXXXXXXXX)
[3] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (InitiXX/XX/XXXX019)
[3] Federal Compliance - TRID Lender Credit Tolerance Violation: TILA-RESPA Integrated Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of $-107.12  is less than amount of binding Lender Credit previously disclosed in the amount of $-252.00. (9300)
[2] Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:PrimaXX/XX/XXXX019)
[2] Federal Compliance - RESPA - Initial Escrow Account statement Inaccurate: RESPA: Initial escrow account statement does not match charges on HUD-1/Final Closing Disclosure.	Federal Compliance - Check Loan Designation Match - QM: The Complete Credit Report is missing (last bottom page has partial account with additional page missing that would complete the information) and evidence credit account XXXXXXXXX*XXXXXXXX was paid thru closing as required per AUS from the file, causing the loan to waterfall through the QM Testing, resulting in a Loan Designation discrepancy.
Federal Compliance - QM Employment History: Missing previous VVOE within 10 day of closing co-borrower
Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Unable to determine the borrower's receipt date of the initial Closing Disclosure issued on XX/XX/XXXX due to missing borrower signature on page 5.
Federal Compliance - TRID Lender Credit Tolerance Violation: Final Lender Credit of $-107.12 is less than amount of binding Lender Credit previously disclosed in the amount of $-252.00.
Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): orrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing.	Federal Compliance - Check Loan Designation Match - QM: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Lender Credit Tolerance Violation: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): There is generally no Assignee Liability.

																								Federal Compliance - RESPA - Initial Escrow Account statement Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA ATR/QM	C	C	C	C	C	C	C	C	C	C	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_12692	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX Disaster Name: XXXXXXXXXXXX Disaster Declaration Date: XX/XX/XXXX			1				3	[3] Federal Compliance - TRID Lender Credit Tolerance Violation: TILA-RESPA Integrated Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of $-867.89 is less than amount of binding Lender Credit previously disclosed in the amount of $-911.00. (9300)	Federal Compliance - TRID Lender Credit Tolerance Violation: No cure was provided.		Federal Compliance - TRID Lender Credit Tolerance Violation: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_12691	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX Disaster Name: XXXXX Disaster Declaration Date: XX/XX/XXXX			1				3	[3] Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on XX/XX/XXXX disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated XX/XX/XXXX). (FinXX/XX/XXXX019)	Federal Compliance - TRID Final Closing Disclosure Finance Charge: Disclosed Finance charges are $339,667.27. Due diligence Finance charges are $342,449.20. There is a variance of $2781.95.		Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_12690	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	3	3	[3] AUS Discrepancy / Guidelines Discrepancy - AUS/Guideline Findings: All conditions were not met [3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX Disaster Name: XXXXXXXXXXXXXXX Disaster Declaration Date: XX/XX/XXXX [3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	Missing MI cert.	1	3	[3] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Non QM.
[3] Federal Compliance - QM DTI: Qualified Mortgage (Dodd-Frank 2014): Total Debt to Income Ratio exceeds 43% and the images do not provide evidence loan is eligible for purchase, guarantee or insurance by the appropriate agency.
[3] Federal Compliance - Rental Income Documentation - Schedule E Method Test: Qualified Mortgage (Dodd-Frank 2014): Rental income documentation requirement not met for XXXXXXXXXXXXXXXXX.  Lease Agreement and/or Tax Return not provided. (XXXXXXXXXXXXXXXXX/Schedule E)
[3] Federal Compliance - TRID Final Closing Disclosure Mortgage Insurance Payment: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on XX/XX/XXXX disclosed a mortgage insurance payment for payment stream 1 that does not match the actual payment for the loan. (ProjSeq:1/2094361)
[3] Federal Compliance - TRID Final Closing Disclosure Projected P&I Min Payment Fixed Rate Subsequent Payments: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on XX/XX/XXXX disclosed a periodic principal and interest payment for payment stream 2 that does not match the actual payment for the loan. (ProjSeq:2/2094362)
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX018)
[2] Federal Compliance - TRID Final Closing Disclosure Escrowed Property Costs Year 1 - October 2018 Testing: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Escrowed Property Costs over Year 1 of XXXX on Final Closing Disclosure provided on XX/XX/XXXX not accurate. (FinXX/XX/XXXX019)	Federal Compliance - Check Loan Designation Match - QM: The loan was aus approved however is missing the MI cert. resulting in a loan designation discrepency.
Federal Compliance - QM DTI: The loan was aus approved with dti of XX, calculated dti is XX. Loan is waterfalling to ATR/QM requirements which allows max dti of 43%.
Federal Compliance - Rental Income Documentation - Schedule E Method Test: The loan was aus approved however is missing the MI cert. Loan is waterfalling to ATR/QM standard documentation requirements.
Federal Compliance - TRID Final Closing Disclosure Mortgage Insurance Payment: Missing MI cert. to verify monthly MI payment and terms.
Federal Compliance - TRID Final Closing Disclosure Projected P&I Min Payment Fixed Rate Subsequent Payments: Missing MI cert. to verify monthly MI payment and terms.
Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.
Federal Compliance - TRID Final Closing Disclosure Escrowed Property Costs Year 1 - October 2018 Testing: Missing MI cert. to verify monthly MI payment and terms.	Federal Compliance - Check Loan Designation Match - QM: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

Federal Compliance - QM DTI: Although this issue is subject to a 3 year SOL for affirmative claims under TILA, AMC does not adjust grading taking into account TILA SOL for exceptions under ATR, given the potential for enhanced damages when asserting an ability to repay defense in response to an action to collect a debt by recoupment or set-off.

Federal Compliance - TRID Final Closing Disclosure Mortgage Insurance Payment: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Projected P&I Min Payment Fixed Rate Subsequent Payments: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Final Closing Disclosure Escrowed Property Costs Year 1 - October 2018 Testing: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TILA ATR/QM	C	C	C	C	C	C	C	C	C	C	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_12682	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX Disaster Name: XXXXX Disaster Declaration Date: XX/XX/XXXX [3] Insurance Analysis - Insufficient Coverage: Hazard insurance coverage amount is insufficient.	Hazard Insurance Coverage Amount is insufficient by $2,670.00		1				1							-	C	C	C	C	C	A	A	A	A	A	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_12679	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX Disaster Name: XXXXX Disaster Declaration Date: XX/XX/XXXX [3] Income Documentation - REO Documents are missing.: Address: XXXXXXXXXXXXXX Tax Verification	1	3	[3] Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on XX/XX/XXXX disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated XX/XX/XXXX). (FinXX/XX/XXXX018)
[3] Federal Compliance - TRID Final Closing Disclosure Will Have Escrow Account: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on XX/XX/XXXX incorrectly disclosed whether the loan will have an escrow account. (FinXX/XX/XXXX018)
[3] Federal Compliance - TRID Final Closing Disclosure Will Not Have Escrow Account: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on XX/XX/XXXX incorrectly disclosed whether the loan will have an escrow account. (FinXX/XX/XXXX018)
[2] Federal Compliance - TRID Final Closing Disclosure did not disclose Amount of Non-Escrowed Property Costs over Year 1: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Non-Escrowed Property Costs over Year 1 of XXXX on Final Closing Disclosure provided on XX/XX/XXXX not accurate. (FinXX/XX/XXXX018)	Federal Compliance - TRID Final Closing Disclosure Finance Charge: Disclosed Finance Charges are $504,531.90. Due Diligence Finance Charges are $505,290.53. There is a variance of $758.63.
Federal Compliance - TRID Final Closing Disclosure Will Have Escrow Account: The final closing disclosure issued XX/XX/XXXX does not include any payments in escrow on page 1 but discloses there is an escrow account on page 4.
Federal Compliance - TRID Final Closing Disclosure Will Not Have Escrow Account: The final closing disclosure issued XX/XX/XXXX does not include any payments in escrow on page 1 but discloses there is an escrow account on page 4.
Federal Compliance - TRID Final Closing Disclosure did not disclose Amount of Non-Escrowed Property Costs over Year 1: The final disclosure shows an amount of Non-Escrowed Property Costs over Year 1 of XXXX. The due diligence amount of Non-Escrowed Property Costs over Year 1 is $XXXX. There is a variance of $370.08 due to difference in tax amount shown on certificate and approval documents.	Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Will Have Escrow Account: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Will Not Have Escrow Account: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Final Closing Disclosure did not disclose Amount of Non-Escrowed Property Costs over Year 1: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_12676	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX Disaster Name: XXXXX Disaster Declaration Date: XX/XX/XXXX	1	3	[3] Federal Compliance - TRID Final Closing Disclosure did not disclose Amount of Escrowed Property Costs over Year 1 - October 2018: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Escrowed Property Costs over Year 1 of 4,140.72 on Final Closing Disclosure provided on XX/XX/XXXX not accurate. (FinXX/XX/XXXX018)
[3] Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Under Disclosed: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on XX/XX/XXXX disclosed an escrow payment for payment stream 2 that does not match the actual payment for the loan. (ProjSeq:2/2094840)
[3] Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Under Disclosed: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on XX/XX/XXXX disclosed an escrow payment for payment stream 1 that does not match the actual payment for the loan. (ProjSeq:1/2094839)
[3] Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on XX/XX/XXXX disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated XX/XX/XXXX). (FinXX/XX/XXXX018)	Federal Compliance - TRID Final Closing Disclosure did not disclose Amount of Escrowed Property Costs over Year 1 - October 2018: The amount of Escrowed Property Costs over Year 1 on Final CD is not accurate. The tax of 1.25% amount is not reflected on the Final Closing Disclosure.
Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Under Disclosed: The 1.25% tax amount is not reflected on the Final Closing Disclosure.
Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Under Disclosed: The 1.25% tax amount is not reflected on the Final Closing Disclosure.
Federal Compliance - TRID Final Closing Disclosure Finance Charge: Disclosed Finance Charges are $205,729.97. Due Diligence Finance Charges are $207,687.14. There is a variance of $1,1945.29.	Federal Compliance - TRID Final Closing Disclosure did not disclose Amount of Escrowed Property Costs over Year 1 - October 2018: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Under Disclosed: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Under Disclosed: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_12671	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Temporary SHQM (GSE/Agency Eligible)	3	1	1	3	[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Re-Inspection Fee. Fee Amount of $165.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (75103)
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX018)	Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Missing a valid Change of Circumstance for the increase in Appraisal Re-Inspection fee. No evidence of a cure was provided.
																						Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Missing evidence the Creditor provided a copy of each valuation to applicant three (3) business days prior to consummation.		Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	CMLTI 2025-RP3_12667	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Investment	Refinance Cash-out - Other	N/A	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	CMLTI 2025-RP3_12661	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Safe Harbor QM	3	3	[3] AUS Discrepancy / Guidelines Discrepancy - AUS/Guideline Findings: All conditions were not met
[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: XX/XX/XXXX
Disaster End Date: XX/XX/XXXX
Disaster Name: XXXXXXXXXXXXXXX
Disaster Declaration Date: XX/XX/XXXX
[3] Income Documentation - Income documentation requirements not met.
[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided
[3] Income Documentation - The verification of employment is not within 10 business days of the Note.: Borrower: XXXXXXXXXXXXXX // Employment Type: Employment / Income Type: Wages / Start Date: XX/XX/XXXX
[3] Income Documentation - The verification of employment is not within 10 business days of the Note.: Borrower: XXXXXXXXXXXXXX // Employment Type: Employment / Income Type: Wages / Start Date: XX/XX/XXXX
[3] Income Documentation - The verification of employment is not within 10 business days of the Note.: Borrower:XXXXXXXXXXXXXX// Employment Type: Employment / Income Type: Wages / Start Date: XX/XX/XXXX
[2] Asset Calculation / Analysis - Available for Closing is insufficient to cover Cash From Borrower.: Documented qualifying Assets for Closing of $XXXX is less than Cash From Borrower $XXXX	MI Cert not provided VVOE in the file for the current job is NOT dated within 10 days (as required by AUS) for XXXXXXXXXXXXXX Documented qualifying Assets for Closing of $XXXX is less than Cash From Borrower $XXXX	3	[3] Appraisal Data Integrity - Appraiser's license or certification was not active at the time of the appraisal.: Valuation Type: Appraisal / Valuation Report Date: XX/XX/XXXX	3	[3] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Safe Harbor QM.
[3] Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Under Disclosed: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on XX/XX/XXXX disclosed an escrow payment for payment stream 2 that does not match the actual payment for the loan. (ProjSeq:2/2095509)
[3] Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Under Disclosed: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on XX/XX/XXXX disclosed an escrow payment for payment stream 1 that does not match the actual payment for the loan. (ProjSeq:1/2095508)
[3] Federal Compliance - TRID Final Closing Disclosure Mortgage Insurance Payment: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on XX/XX/XXXX disclosed a mortgage insurance payment for payment stream 1 that does not match the actual payment for the loan. (ProjSeq:1/2095508)
[3] Federal Compliance - TRID Final Closing Disclosure Projected P&I Min Payment Fixed Rate Subsequent Payments: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on XX/XX/XXXX disclosed a periodic principal and interest payment for payment stream 2 that does not match the actual payment for the loan. (ProjSeq:2/2095509)
[2] Federal Compliance - RESPA - Initial Escrow Account statement Inaccurate: RESPA: Initial escrow account statement does not match charges on HUD-1/Final Closing Disclosure.	Federal Compliance - Check Loan Designation Match - QM: Unable to confirm TSHQM due to missing MI Cert and Missing Third party verifications dated within 10 business days of the note date
Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Under Disclosed: Unable to confirm total escrow payments without valid MI Cert
Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Under Disclosed: Unable to confirm total escrow payments without valid MI Cert
Federal Compliance - TRID Final Closing Disclosure Mortgage Insurance Payment: Unable to confirm total escrow payments without valid MI Cert
Federal Compliance - TRID Final Closing Disclosure Projected P&I Min Payment Fixed Rate Subsequent Payments: Unable to confirm total escrow payments without valid MI Cert	Federal Compliance - Check Loan Designation Match - QM: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Under Disclosed: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Under Disclosed: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Mortgage Insurance Payment: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Projected P&I Min Payment Fixed Rate Subsequent Payments: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - RESPA - Initial Escrow Account statement Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA ATR/QM	C	C	C	C	C	B	C	B	C	B	C	C	C	C	C	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_12658	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX Disaster Name: XXXXX Disaster Declaration Date: XX/XX/XXXX [3] Insurance Analysis - Insufficient Coverage: Hazard insurance coverage amount is insufficient.	Shortfall $25,485. Replacement cost estimator was not provided.		1				1							-	C	C	C	C	C	A	A	A	A	A	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_12657	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Investment	Refinance Rate/Term	N/A	3	3	[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX Disaster Name: XXXXXXXXXXX Disaster Declaration Date: XX/XX/XXXX [3] Application / Processing - Missing Document: Pay History not provided			1				1							-	C	C	C	C	C	A	A	A	A	A	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_12648	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	3	1	3	[3] Appraisal Documentation - Missing Document: Appraisal was made "subject to" and Form 1004D/442 was not provided.: Valuation Type: Appraisal / Valuation Report Date: XX/XX/XXXX	3	[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $690.00 exceeds tolerance of $540.00. Insufficient or no cure was provided to the borrower. (7506)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax.  Fee Amount of $152.34 exceeds tolerance of $151.00.  Insufficient or no cure was provided to the borrower. (8304)
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX018)	Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: The Appraisal Fee was initially disclosed on the initial loan estimate of $540. The fee increased to $690.00 without evidence of a valid changed circumstance or sufficient cure.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: The Transfer Tax was initially disclosed on the initial loan estimate of $151.00. The fee increased to $152.00 without evidence of a valid changed circumstance or sufficient cure.
Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: There is no evidence of the borrower signed Appraisal Receipt Acknowledgement at the time of closing.	Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	A	A	A	A	A	B	B	B	B	B	C	C	C	C	C	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_12645	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Safe Harbor QM	3	3	[3] Income Documentation - Income documentation requirements not met.
[3] Insurance Analysis - Insufficient Coverage: Hazard insurance coverage amount is insufficient.
[3] Income Documentation - The verification of employment is not within 10 business days of the Note.: Borrower: XXXXXXXXXXXXXX // Employment Type: Employment / Income Type: Wages / Start Date: XX/XX/XXXX
[3] Income Documentation - The verification of employment is not within 10 business days of the Note.: Borrower: XXXXXXXXXXXXXX // Employment Type: Employment / Income Type: Wages / Start Date: XX/XX/XXXX
[3] Income Documentation - Verification(s) of employment is not within 10 business days of the Note.: Borrower: XXXXXXXXXXXXXX // Employment Type: Employment / Income Type: Wages / Start Date: XX/XX/XXXX	The VVOE provided is not within 10 business days prior to the note date Using the coverage listed on the insurance binder, the coverage shortage is $284,550.	1	3	[3] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Safe Harbor QM.
[2] Federal Compliance - QM Employment History - Current and/or Previous Employment Documentation lacks Date Info: Qualified Mortgage (Dodd-Frank 2014): Missing Employment Dates to verify two years employment history for current and/or prior employment. (XXXXXXXXXXXXXXXXXXXXX)	Federal Compliance - Check Loan Designation Match - QM: The loan was agency approved with an Originator Loan Designation of Temp SHQM; but the loan is missing VVOE completed within 10 business days of the Note required by the AUS approval, causing the loan to waterfall through the QM Testing, resulting in a Loan Designation discrepancy.
																						Federal Compliance - QM Employment History - Current and/or Previous Employment Documentation lacks Date Info: The loan was agency approved with an Originator Loan Designation of Temp SHQM; but the loan is missing VVOE completed within 10 business days of the Note required by the AUS approval, causing the loan to waterfall through the QM Testing.		Federal Compliance - Check Loan Designation Match - QM: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.			TILA ATR/QM	C	C	C	C	C	B	C	B	C	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_12644	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Income Documentation - REO Documents are missing.: Address: XXXXXXXXXXXXXXInsurance Verification	1	3	[3] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Re-Inspection Fee.  Fee Amount of $125.00 exceeds tolerance of $0.00.  Insufficient or no cure was provided to the borrower. (75103)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points.  Fee Amount of $2,025.00 exceeds tolerance of $1,300.00.  Insufficient or no cure was provided to the borrower. (7200)
[2] Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:PrimaXX/XX/XXXX018)	Federal Compliance - ARM Disclosure Timing Test: Arm Disclosure dated XX/XX/XXXX,Application dateXX/XX/XXXX. Provided date should have beenXX/XX/XXXX
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Zero Percent Fee Tolerance exceeded for Appraisal Re-Inspection Fee. Fee Amount of $125.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $2,025.00 exceeds tolerance of $1,300.00. Insufficient or no cure was provided to the borrower.
Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): Acknowledgement of receipt of appraisal was not provided to borrower.	Federal Compliance - ARM Disclosure Timing Test: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): There is generally no Assignee Liability.			TILA SOL Expired	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_12640	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Income Documentation - REO Documents are missing.: Address: XXXXXXXXXXXXXXInsurance Verification, Tax Verification			1				2	[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX018)	Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: No evidence borrower was provided with a copy of the valuation three business days prior to note date.					-	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_12637	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Limited Cash-out GSE	Temporary SHQM (GSE/Agency Eligible)	3	1				1				3	[3] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (InitiXX/XX/XXXX018)	Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Missing evidence borrower received Initial Closing Disclosure issued onXX/XX/XXXX at least 3 business days prior to closing on XX/XX/XXXX.		Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	CMLTI 2025-RP3_12633	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Investment	Refinance Cash-out - Other	N/A	3	3	[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: XX/XX/XXXX
Disaster End Date: XX/XX/XXXX
Disaster Name: XXXXXXXXXXXXXXX
Disaster Declaration Date: XX/XX/XXXX
[3] Income Documentation - Income documentation requirements not met.
[3] Insurance Analysis - Insufficient Coverage: Hazard insurance coverage amount is insufficient.
[3] Income Documentation - REO Documents are missing.: Address: XXXXXXXXXXXXXX Address: XXXXXXXXXXXXXX Address: XXXXXXXXXXXXXXStatement
Statement
													Insurance Verification, Statement, Tax Verification	Missing verification of self employment dated within 120 business days prior to the note date. Using the coverage listed on the insurance binder, the coverage shortage is $226,560.00.		1				1							-	C	C	C	C	C	A	A	A	A	A	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_12630	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Insurance Analysis - Insufficient Coverage: Hazard insurance coverage amount is insufficient.	Coverage shortfall of $26,300.	1	3	[3] Federal Compliance - Federal Loan Originator Compensation - Individual LO Not NMLS Licensed at Time of Application: Truth in Lending Act (NMLSR Dodd- Frank 2014): Individual Loan Originator not NMLS licensed or registered at time of application.
[3] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $700.10 exceeds tolerance of $250.00 plus 10% or $275.00. Insufficient or no cure was provided to the borrower. (0)	Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: Ten Percent Fee Tolerance exceeded. Total amount of $425 exceeds tolerance of $275plus 10%. Sufficient or Excess cure provided to borrower. (0)	Federal Compliance - Federal Loan Originator Compensation - Individual LO Not NMLS Licensed at Time of Application: "Assignee Liability: Civil actions that may be brought against a creditor may be maintained against any assignee only if the violation is apparent on the face of the disclosure or other documents assigned, except where the assignment was involuntary. This civil liability may include $4,000, in the case of an individual transaction, or the lesser of $500,000 or 1% of the creditor's net worth in the case of a class action (effectiveXX/XX/XXXXthis amount increases to the lesser of $1,000,000 or 1%), as well as actual damages, court costs, and attorneys' fees. For an anti-steering violation, the creditor may also be liable in an amount equal to the sum of all finance charges and fees paid by the consumer, unless the creditor demonstrates the failure to comply is not material. Notwithstanding any other provision of law, when a creditor, assignee, or other holder or anyone acting on behalf of the creditor, assignee, or holder, initiates a judicial or nonjudicial foreclosure of the residential mortgage loan, or any other action to collect the debt in connection with such loan, a consumer may assert a violation as a matter of defense by recoupment or set off without regard for the time limit on a private action for damages.
																								EffectiveXX/XX/XXXX in addition to the aforementioned, the individual Loan Originator could be liable for statutory damages. The maximum liability is the greater of actual damages or 3 times the loan originator's compensation or gain, plus the cost to the consumer of the action. The Dodd-Frank Act extended the statute of limitations on TILA violations to 3 years from the date of the violation."			TILA SOL Expired	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_12629	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX Disaster Name: XXXXXXXXXXX Disaster Declaration Date: XX/XX/XXXX [3] Mortgage / Program Eligibility - Missing Document: Note - Subordinate Lien not provided			1				1							-	C	C	C	C	C	A	A	A	A	A	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_12628	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Non QM	3	3	[3] Application / Processing - FEMA Disaster Issue: Property is located in a FEMA Disaster area and has not been inspected.: Disaster Name: XXXX Disaster Declaration Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX [3] Appraisal Documentation - Missing Document: Appraisal not provided	1	3	[3] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Non QM.
[3] Federal Compliance - QM DTI: Qualified Mortgage (Dodd-Frank 2014): Total Debt to Income Ratio exceeds 43% and the images do not provide evidence loan is eligible for purchase, guarantee or insurance by the appropriate agency.
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee.  Fee Amount of $670.00 exceeds tolerance of $520.00.  Insufficient or no cure was provided to the borrower. (7506)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $1,673.75 exceeds tolerance of $1,625.00. Insufficient or no cure was provided to the borrower. (7200)	Federal Compliance - Check Loan Designation Match - QM: Failure due to missing appraisal causing loan to be non agency salable.
Federal Compliance - QM DTI: Failure due to missing appraisal causing loan to be non agency salable. Loan is waterfalling to QM/ATR testing/requirements.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Appraisal Fee was disclosed at $520.00 on the Initial Loan Estimate, but disclosed as $670.00 on the Final Closing Disclosure dated XX/XX/XXXX. No valid changed circumstance was found in the file. No evidence was found in the file that a Cure was provided at closing to cover the tolerance violation amounts totaling $198.75.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Loan Discount Points Fee was disclosed at $1,625.00 on the Initial Loan Estimate, but disclosed as $1,673.75 on the Final Closing Disclosure dated XX/XX/XXXX. No valid changed circumstance was found in the file. No evidence was found in the file that a Cure was provided at closing to cover the tolerance violation amounts totaling $198.75.	Federal Compliance - Check Loan Designation Match - QM: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

Federal Compliance - QM DTI: Although this issue is subject to a 3 year SOL for affirmative claims under TILA, AMC does not adjust grading taking into account TILA SOL for exceptions under ATR, given the potential for enhanced damages when asserting an ability to repay defense in response to an action to collect a debt by recoupment or set-off.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TILA ATR/QM	D	D	D	D	D	C	C	C	C	C	A	A	A	A	A	D	D	D	D	D
XXXX	XXXX	CMLTI 2025-RP3_12627	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX Disaster Name: XXXXXXXXXXXXXXX Disaster Declaration Date: XX/XX/XXXX			1				3	[3] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (FinXX/XX/XXXX018)	Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: The Closing Disclosure not provided to Borrowers at least three business days prior to closing.		Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_12626	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Limited Cash-out GSE	Temporary SHQM (GSE/Agency Eligible)	3	1				1				3	[3] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (FinXX/XX/XXXX018)	Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: The file does not contain an initial closing disclosure, only the final signed and dated closing disclosure. No earlier receipt found in file.		Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	CMLTI 2025-RP3_12625	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Safe Harbor QM	3	3	[3] Asset Documentation - Asset documentation requirements not met.
[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: XX/XX/XXXX
Disaster End Date: XX/XX/XXXX
Disaster Name: XXXXXXXXX
Disaster Declaration Date: XX/XX/XXXX
[3] Application / Processing - Missing Document: Approval not provided
													[2] Asset Calculation / Analysis - Available for Closing is insufficient to cover Cash From Borrower.: Documented qualifying Assets for Closing of $XXXX is less than Cash From Borrower $XXXX	Provide evidence of two months bank statements with sufficient funds to cover cash to close in the amount of $XXXX Provide evidence of two months bank statements to verify sufficient funds to close in the amount of $XXXX		1				3	[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $290.00 exceeds tolerance of $288.00. Insufficient or no cure was provided to the borrower. (7200)	Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: The Loan Discount Point Fee was last disclosed as $288.00 on Loan Estimate dated XX/XX/XXXX, but disclosed as $290.0 on Final Closing Disclosure. File does not contain a valid Change of Circumstance for this fee, insufficient or no cure provided at closing.		Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_12618	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Investment	Refinance Rate/Term	N/A	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	CMLTI 2025-RP3_12616	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Non QM	3	3	[3] AUS Discrepancy / Guidelines Discrepancy - AUS/Guideline Findings: All conditions were not met [3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX Disaster Name: XXXXX Disaster Declaration Date: XX/XX/XXXX [2] Asset Calculation / Analysis - Available for Closing is insufficient to cover Cash From Borrower.: Documented qualifying Assets for Closing of $XXXX is less than Cash From Borrower $XXXX	Per the DU, if any omitted accounts will be paid prior to or at closing, those accounts must be marked paid by closing (not omitted) and the loan case file must be resubmitted to DU. Documented qualifying Assets for Closing of $XXXX is less than Cash From Borrower $XXXX	1	3	[3] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Non QM.
[3] Federal Compliance - Overtime Bonus 2Yr Calc: Qualified Mortgage (Dodd-Frank 2014): Use of Overtime/Bonus income for less than two (2) years not justified or documented in writing. (XXXXXXXXXXXXXXXXXl/Overtime)
[3] Federal Compliance - Overtime Bonus 2Yr Calc: Qualified Mortgage (Dodd-Frank 2014): Use of Overtime/Bonus income for less than two (2) years not justified or documented in writing. (XXXXXXXXXXXXXXXXXl/Bonus)
[3] Federal Compliance - Overtime Bonus Declining: Qualified Mortgage (Dodd-Frank 2014): Use of continual decline in income for Overtime/Bonus not justified or documented. (XXXXXXXXXXXXXXXXXl/Overtime)
[3] Federal Compliance - Overtime Bonus Method of Calculation: Qualified Mortgage (Dodd-Frank 2014): Significant income variation requires a period of more than two (2) years when calculating the average Overtime/Bonus income. (XXXXXXXXXXXXXXXXXl/Bonus)
[3] Federal Compliance - QM DTI: Qualified Mortgage (Dodd-Frank 2014): Total Debt to Income Ratio exceeds 43% and the images do not provide evidence loan is eligible for purchase, guarantee or insurance by the appropriate agency.
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX018)	Federal Compliance - Check Loan Designation Match - QM: Waterfall tier applies. Per the DU, if any omitted accounts will be paid prior to or at closing, those accounts must be marked paid by closing (not omitted) and the loan case file must be resubmitted to DU.
Federal Compliance - Overtime Bonus 2Yr Calc: Waterfall tier applies. Per the DU, if any omitted accounts will be paid prior to or at closing, those accounts must be marked paid by closing (not omitted) and the loan case file must be resubmitted to DU.
Federal Compliance - Overtime Bonus 2Yr Calc: Waterfall tier applies. Per the DU, if any omitted accounts will be paid prior to or at closing, those accounts must be marked paid by closing (not omitted) and the loan case file must be resubmitted to DU.
Federal Compliance - Overtime Bonus Declining: Waterfall tier applies. Per the DU, if any omitted accounts will be paid prior to or at closing, those accounts must be marked paid by closing (not omitted) and the loan case file must be resubmitted to DU.
Federal Compliance - Overtime Bonus Method of Calculation: Waterfall tier applies. Per the DU, if any omitted accounts will be paid prior to or at closing, those accounts must be marked paid by closing (not omitted) and the loan case file must be resubmitted to DU.
Federal Compliance - QM DTI: Waterfall tier applies. Per the DU, if any omitted accounts will be paid prior to or at closing, those accounts must be marked paid by closing (not omitted) and the loan case file must be resubmitted to DU.
Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: The acknowledgment provided in file is not acceptable as it does not specify which transpired; waiver or receipt.	Federal Compliance - Check Loan Designation Match - QM: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

																								Federal Compliance - QM DTI: Although this issue is subject to a 3 year SOL for affirmative claims under TILA, AMC does not adjust grading taking into account TILA SOL for exceptions under ATR, given the potential for enhanced damages when asserting an ability to repay defense in response to an action to collect a debt by recoupment or set-off.			TILA ATR/QM	C	C	C	C	C	C	C	C	C	C	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_12612	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	3	3	[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX Disaster Name: XXXXX Disaster Declaration Date: XX/XX/XXXX [3] Income Documentation - The verification of employment is not within 10 business days of the Note.: Borrower: XXXXXXXXXXXXXX // Employment Type: Employment / Income Type: Wages / Start Date: XX/XX/XXXX	1	3	[3] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Non QM.
[3] Federal Compliance - Commission Method of Calculation: Qualified Mortgage (Dodd-Frank 2014): Commission income required to be averaged over a period of at least two (2) years. (XXXXXXXXXXXXXXXXXCommission)
[3] Federal Compliance - Commission Tax Documentation: Qualified Mortgage (Dodd-Frank 2014): Commission income missing two years consecutive signed tax returns or tax transcripts (XXXXXXXXXXXXXXXXXCommission)
[3] Federal Compliance - QM Points and Fees: Qualified Mortgage (Dodd Frank 2014): Points and Fees on subject loan of XXXX% is in excess of the allowable maximum of  3.00000% of the Federal Total Loan Amount. Points and Fees total $XXXX on a Federal Total Loan Amount of XXXXXvs. an allowable total of $XXXX (an overage of $XXXX or XXXX%).
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee.  Fee Amount of $665.00 exceeds tolerance of $540.00.  Insufficient or no cure was provided to the borrower. (7506)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Origination Fee. Fee Amount of $2,375.10 exceeds tolerance of $1,431.00. Insufficient or no cure was provided to the borrower. (7325)	Federal Compliance - Check Loan Designation Match - QM: The loan was agency approved with an Originator Loan Designation of Temp SHQM, but failed points and fees testing causing the loan to waterfall through the QM testing resulting in a Loan Designation discrepancy.
Federal Compliance - Commission Method of Calculation: Supporting documentation/explanation required for the use of 1 year + YTD commission income average and minimal commission income in XXXX.
Federal Compliance - Commission Tax Documentation: Loan waterfalling to QM/ATR requirements due to failing Points and Fees.  AUS only required a paystub and 2 years W2, or WVOE.
Federal Compliance - QM Points and Fees: Points and Fees on subject loan of XXXX% is in excess of the allowable maximum of 3.00000% of the Federal Total Loan Amount. Points and Fees total $XXXX on a Federal Total Loan Amount of XXXXXvs. an allowable total of $XXXX (an overage of $XXXX or XXXX%).
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Appraisal Fee disclosed on the initial Loan Estimate dated XX/XX/XXXX was $540.00 but increased to $665.00 on the final closing disclosure. No valid change of circumstance or  cure was provided to the borrower.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Loan Origination Fee disclosed on the initial Loan Estimate dated XX/XX/XXXX was $1,431.00 but increased to $2,375.10 on the final closing disclosure. No valid change of circumstance or cure was provided to the borrower.	Federal Compliance - Check Loan Designation Match - QM: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TILA ATR/QM	C	C	C	C	C	C	C	C	C	C	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_12611	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Investment	Purchase	N/A	3	3	[3] Income Documentation - REO Documents are missing.: Address: XXXXXXXXXXXXXXInsurance Verification, Statement, Tax Verification			1				1							-	C	C	C	C	C	A	A	A	A	A	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_12601	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	3	1				1				3	[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $1,269.70 exceeds tolerance of $1,268.00. Insufficient or no cure was provided to the borrower. (7200)	Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: No valid change in circumstance for this fee increase.		Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	CMLTI 2025-RP3_12596	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX Disaster Name: XXXXXXXXXXX Disaster Declaration Date: XX/XX/XXXX [2] Insurance Analysis - Hazard Insurance Policy expires within 90 days of the Note Date.: Hazard Insurance Policy Expiration Date XX/XX/XXXX, Note Date XX/XX/XXXX	1	3	[3] Federal Compliance - TILA NMLSR - Originator Company License Status Not Approved: Truth in Lending Act (NMLSR Dodd- Frank 2014): Loan Originator Organization not in approved license status to conduct loan origination activities.
																					[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $539.50 exceeds tolerance of $150.00. Sufficient or excess cure was provided to the borrower at Closing. (7520)	Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: Zero Percent Fee Tolerance exceeded for Credit Report Fee and no sufficient cure was provided to the borrower	REVIEWER - CURED COMMENT (2023-01-19): Sufficient Cure Provided At Closing				TILA SOL Expired	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_12591	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Non QM	3	3	[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX Disaster Name: XXXXX Disaster Declaration Date: XX/XX/XXXX [3] Insufficient Coverage - The Hazard Insurance Policy effective date is after the funds disbursed.: Hazard Insurance Policy Effective Date XX/XX/XXXX; Disbursement Date: XX/XX/XXXX; Note Date: XX/XX/XXXX; Transaction Date: XX/XX/XXXX	1	3	[3] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Non QM.
[3] Federal Compliance - QM DTI: Qualified Mortgage (Dodd-Frank 2014): Total Debt to Income Ratio exceeds 43% and the images do not provide evidence loan is eligible for purchase, guarantee or insurance by the appropriate agency.
[3] Federal Compliance - QM Points and Fees: Qualified Mortgage (Dodd Frank 2014): Points and Fees on subject loan of XXXX% is in excess of the allowable maximum of  3.00000% of the Federal Total Loan Amount. Points and Fees total $XXXX on a Federal Total Loan Amount of $XXXX vs. an allowable total of $XXXX (an overage of $XXXX or XXXX%).
[3] Federal Compliance - Rental Income Documentation - Schedule E Method Test: Qualified Mortgage (Dodd-Frank 2014): Rental income documentation requirement not met for XXXXXXXXXX  Lease Agreement and/or Tax Return not provided. (XXXXXXXXXX/Schedule E)
[3] Federal Compliance - TRID Lender Credit Tolerance Violation: TILA-RESPA Integrated Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of $0.00  is less than amount of binding Lender Credit previously disclosed in the amount of $-1,926.00. (9300)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Origination Fee. Fee Amount of $3,454.78 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (7325)	Federal Compliance - Check Loan Designation Match - QM: The loan exceeds maximum points and fees, causing the loan to waterfall through the QM testing, resulting in a loan designation discrepancy.
Federal Compliance - QM DTI: The loan exceeds maximum points and fees, causing the loan to waterfall through the QM testing.
Federal Compliance - QM Points and Fees: The points and fees are XXXX% which exceeds the maximum allowable of 3% or an overage of $XXXX.
Federal Compliance - Rental Income Documentation - Schedule E Method Test: The loan exceeds maximum points and fees, causing the loan to waterfall through the QM testing.
Federal Compliance - TRID Lender Credit Tolerance Violation: The lender credits were initially disclosed at $-1926 and increased to $0 with no valid change of circumstance provided.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: The loan origination fee was initially disclosed at $0 and increased to $3454.78 with no valid change of circumstance or cure provided.	Federal Compliance - Check Loan Designation Match - QM: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

Federal Compliance - QM DTI: Although this issue is subject to a 3 year SOL for affirmative claims under TILA, AMC does not adjust grading taking into account TILA SOL for exceptions under ATR, given the potential for enhanced damages when asserting an ability to repay defense in response to an action to collect a debt by recoupment or set-off.

Federal Compliance - TRID Lender Credit Tolerance Violation: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TILA ATR/QM	C	C	C	C	C	C	C	C	C	C	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_12589	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Limited Cash-out GSE	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX Disaster Name: XXXXXXXXXXXXXX XXXXXXXXXXXX Disaster Declaration Date: XX/XX/XXXX [3] Income Documentation - Income Docs Missing:: Borrower: XXXXXXXXXXXXXXWVOE - Includes Income [3] Application / Processing - Missing Document: HOA Questionnaire not provided			1				2	[2] Federal Compliance - TRID Final Closing Disclosure Other Includes Insurance Costs: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on XX/XX/XXXX disclosed whether Homeowners insurance is included in escrow in incorrect section. Creditor disclosed insurance to consumer in “Other” section where regulation requires disclosure under “Homeowner’s Insurance” section of Projected Payments table. Disclosure requirement met, non-material exception for incorrect format/placement. (FinXX/XX/XXXX018)	Federal Compliance - TRID Final Closing Disclosure Other Includes Insurance Costs: Page 1 reflects the Other Box checked noting Walls In Coverage with additional costs as Yes and Some. However, HO6 coverage should be listed on page 1 under Insurance vs. Other and as Yes vs. Yes & Some.		Federal Compliance - TRID Final Closing Disclosure Other Includes Insurance Costs: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.			-	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_12578	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	CMLTI 2025-RP3_12577	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX Disaster Name: XXXXXXXXXXXXXXXXXX Disaster Declaration Date: XX/XX/XXXX			1				1							-	C	C	C	C	C	A	A	A	A	A	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_12573	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX Disaster Name: XXXXXXXXXXXXXXX Disaster Declaration Date: XX/XX/XXXX			1				3	[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $2,201.85 exceeds tolerance of $1,175.00. Insufficient or no cure was provided to the borrower. (7200)	Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: No valid change of circumstance or cure provided.		Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_12562	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Mortgage / Program Eligibility - Missing Document: Note - Subordinate Lien not provided	1	3	[3] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (InitiXX/XX/XXXX018)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $49.18 exceeds tolerance of $22.00. Insufficient or no cure was provided to the borrower. (7520)	Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: There is no evidence of an earlier disclosure.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: There is no evidence of a valid change of circumstance and no cure is provided.	Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_12560	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX Disaster Name: XXXXXXXXXXX Disaster Declaration Date: XX/XX/XXXX			1				1							-	C	C	C	C	C	A	A	A	A	A	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_12552	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX Disaster Name: XXXXXXXXXXXXXXX Disaster Declaration Date: XX/XX/XXXX			1				1							-	C	C	C	C	C	A	A	A	A	A	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_12550	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX Disaster Name: XXXXX Disaster Declaration Date: XX/XX/XXXX [3] Insurance Analysis - Insufficient Coverage: Flood insurance coverage amount is insufficient.			1				3	[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $546.00 exceeds tolerance of $506.00. Insufficient or no cure was provided to the borrower. (7200)	Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: 0% fee tolerance violation for Loan Discount Points amount of $546.00. Insufficient or no cure was provided to the borrower.		Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_12548	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Second Home	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX Disaster Name: XXXXX Disaster Declaration Date: XX/XX/XXXX			1				1							-	C	C	C	C	C	A	A	A	A	A	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_12547	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Temporary SHQM (GSE/Agency Eligible)	3	1	1	3	[3] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (InitiXX/XX/XXXX018)
[3] Federal Compliance - TILA-RESPA Integrated Disclosure: application date on or after XX/XX/XXXX, no Loan Estimates in the Loan File: TILA-RESPA Integrated Disclosure: Loan Estimate not provided within loan images to evidence delivery to the Borrower(s).  The earliest Closing Disclosure provided in the loan file was used as the estimated baseline for Tolerance Testing.  Depending on the actual values on the initial Loan Estimate, a fee tolerance cure of up to $4,210.62 may be required.
[2] State Compliance - Washington Residential Mortgage Loan (Disclosure of Material Terms Not Provided): Washington HB 2770: Mortgage loan file does not contain a disclosure summary of all material terms provided to borrower.	Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: File is missing evidence that the Closing Disclosure was provided to the borrower at least 3 business days before closing.
Federal Compliance - TILA-RESPA Integrated Disclosure: application date on or after XX/XX/XXXX, no Loan Estimates in the Loan File: File is missing evidence that a Loan Estimate was provided to the borrower.
State Compliance - Washington Residential Mortgage Loan (Disclosure of Material Terms Not Provided): File is missing a copy of the Washington Itemized Disclosure provided to the borrower.	Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TILA-RESPA Integrated Disclosure: application date on or after XX/XX/XXXX, no Loan Estimates in the Loan File: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

																								State Compliance - Washington Residential Mortgage Loan (Disclosure of Material Terms Not Provided): The Act does not appear to provide for assignee liability.			TRID SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	CMLTI 2025-RP3_12544	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Mortgage / Program Eligibility - Missing Document: Note - Subordinate Lien not provided			1				3	[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $391.30 exceeds tolerance of $151.00. Insufficient or no cure was provided to the borrower. (7200)	Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Discount Point Fee of $151.00 increased to $391.30 without evidence of a valid changed circumstance or sufficient lender's cure.		Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_12542	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	3	1				1				3	[3] Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on XX/XX/XXXX disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated XX/XX/XXXX). (FinXX/XX/XXXX018)	Federal Compliance - TRID Final Closing Disclosure Finance Charge: Disclosed Finance Charges are $306,552.33. Due Diligence Finance Charges are $308,581.65. There is a variance of $2,029.32.		Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	CMLTI 2025-RP3_12540	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Credit Documentation - Aged document: Credit Report is more than 90 days prior to the note date.: Credit Report: Original // Borrower: XXXXXXXXXXXXXX			1				1							-	C	C	C	C	C	A	A	A	A	A	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_12534	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Home Improvement	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] General - Initial Rate Lock rate date is not documented in file.			1				1	[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $152.60 exceeds tolerance of $150.00. Sufficient or excess cure was provided to the borrower at Closing. (7520)		REVIEWER - CURED COMMENT (2023-01-23): Sufficient Cure Provided At Closing				-	C	C	C	C	C	A	A	A	A	A	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_12533	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	3	1	1	3	[3] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $225.00 exceeds tolerance of $0.00 plus 10% or $0.00. Insufficient or no cure was provided to the borrower. (0)
[2] Federal Compliance - RESPA -  Initial Escrow Account statement Inaccurate: RESPA: Initial escrow account statement does not match charges on HUD-1/Final Closing Disclosure.
[2] Federal Compliance - TRID Final Closing Disclosure did not disclose Amount of Non-Escrowed Property Costs over Year 1: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Non-Escrowed Property Costs over Year 1 of XXXX on Final Closing Disclosure provided on XX/XX/XXXX not accurate. (FinXX/XX/XXXX018)	Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: Ten Percent Tolerance Violation without sufficient cure provided.
Federal Compliance - TRID Final Closing Disclosure did not disclose Amount of Non-Escrowed Property Costs over Year 1: Amount of Non-Escrowed Property Costs over Year 1 of XXXX on Final Closing Disclosure provided on XX/XX/XXXX not accurate.	Federal Compliance - RESPA - Initial Escrow Account statement Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																								Federal Compliance - TRID Final Closing Disclosure did not disclose Amount of Non-Escrowed Property Costs over Year 1: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	CMLTI 2025-RP3_12531	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] General - Initial Rate Lock rate date is not documented in file.			1				1							-	C	C	C	C	C	A	A	A	A	A	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_12532	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	3	1	1	3	[3] Federal Compliance - TRID Initial Loan Estimate Timing Electronically Provided: TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application. (InitiXX/XX/XXXX017)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Attorney Review Fee.  Fee Amount of $100.00 exceeds tolerance of $0.00.  Insufficient or no cure was provided to the borrower. (7588)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee.  Fee Amount of $27.49 exceeds tolerance of $22.00.  Insufficient or no cure was provided to the borrower. (7520)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points.  Fee Amount of $1,613.03 exceeds tolerance of $993.00.  Insufficient or no cure was provided to the borrower. (7200)
[2] Federal Compliance - ECOA Appraisal Disclosure - ECOA Timing: ECOA - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure within 3 days of the loan application date.	Federal Compliance - TRID Initial Loan Estimate Timing Electronically Provided: Provide evidence that Borrower received the Loan Estimate no more than three (3) business days of application.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: The Attorney Fee was not disclosed on Loan Estimate dated XX/XX/XXXX, but disclosed as $100.00 on Final Closing Disclosure. File does not contain a valid Change of Circumstance for this fee, nor evidence of cure in file.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: The Credit Report Fee was last disclosed as $22.00 on Loan Estimate dated XX/XX/XXXX, but disclosed as $27.49 on Final Closing Disclosure. File does not contain a valid Change of Circumstance for this fee, insufficient or no cure provided at closing.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: The Loan Discount Points Fee was last disclosed as $993.00 on Loan Estimate dated XX/XX/XXXX, but disclosed as $1,613.03 on Final Closing Disclosure. File does not contain a valid Change of Circumstance for this fee, insufficient or no cure provided at closing.
Federal Compliance - ECOA Appraisal Disclosure - ECOA Timing: Provide evidence that Borrower was provide the Appraisal Disclosure within three days of Application date.	Federal Compliance - TRID Initial Loan Estimate Timing Electronically Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	CMLTI 2025-RP3_12530	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	3	1	1	3	[3] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (FinXX/XX/XXXX018)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of $477.00 exceeds tolerance of $468.00. Insufficient or no cure was provided to the borrower. (8304)	Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Closing Disclosure not provided at least three business days prior to closing.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: 0% tolerance violation for Transfer Tax of $477.00. Insufficient or no cure was provided to the borrower.	Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	CMLTI 2025-RP3_12527	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Temporary SHQM (GSE/Agency Eligible)	3	1				1				3	[3] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (InitiXX/XX/XXXX018)	Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: No evidence in file borrower was provided a closing disclosure at least three days prior to closing.		Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	CMLTI 2025-RP3_12526	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	3	3	[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX Disaster Name: XXXXX Disaster Declaration Date: XX/XX/XXXX	1	3	[3] Federal Compliance - Appendix Q Liabilities – Invalid Exclusion Basis: Qualified Mortgage (Dodd-Frank 2014): One or more liabilities have been excluded from DTI calculation for a prohibited reason.
[3] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Non QM.
[3] Federal Compliance - Overtime Bonus Declining: Qualified Mortgage (Dodd-Frank 2014): Use of continual decline in income for Overtime/Bonus not justified or documented. (XXXXXXXXXX/Overtime)
[3] Federal Compliance - Overtime Bonus Declining: Qualified Mortgage (Dodd-Frank 2014): Use of continual decline in income for Overtime/Bonus not justified or documented. (XXXXXXXXXXOvertime)
[3] Federal Compliance - Overtime Bonus Declining: Qualified Mortgage (Dodd-Frank 2014): Use of continual decline in income for Overtime/Bonus not justified or documented. (XXXXXXXXXXBonus)
[3] Federal Compliance - Overtime Bonus Method of Calculation: Qualified Mortgage (Dodd-Frank 2014): Significant income variation requires a period of more than two (2) years when calculating the average Overtime/Bonus income. (XXXXXXXXXX/Overtime)
[3] Federal Compliance - Overtime Bonus Method of Calculation: Qualified Mortgage (Dodd-Frank 2014): Significant income variation requires a period of more than two (2) years when calculating the average Overtime/Bonus income. (XXXXXXXXXXOvertime)
[3] Federal Compliance - Overtime Bonus Method of Calculation: Qualified Mortgage (Dodd-Frank 2014): Significant income variation requires a period of more than two (2) years when calculating the average Overtime/Bonus income. (XXXXXXXXXXBonus)
[3] Federal Compliance - QM Points and Fees: Qualified Mortgage (Dodd Frank 2014): Points and Fees on subject loan of XXXX% is in excess of the allowable maximum of  3.00000% of the Federal Total Loan Amount. Points and Fees total $XXXX on a Federal Total Loan Amount of XXXXXXXXXXvs. an allowable total of $XXXX (an overage of $XXXX or XXXX%).
[3] Federal Compliance - TRID Final Closing Disclosure Will Have Escrow -  Monthly Escrow Payment Underdisclosed: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on XX/XX/XXXX disclosed the Monthly Escrow Payment that does not match the actual escrow payment for the loan. (FinXX/XX/XXXX018)
[3] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (InitiXX/XX/XXXX018)
[3] Federal Compliance - TRID Revised Loan Estimate Timing Before Closing: TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on XX/XX/XXXX not received by borrower at least four (4) business days prior to closing. (InterXX/XX/XXXX018)
[3] Federal Compliance - TRID Revised Loan Estimate Timing Before Closing: TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on XX/XX/XXXX not received by borrower at least four (4) business days prior to closing. (InterXX/XX/XXXX018)
[2] Federal Compliance - TRID Final Closing Disclosure did not disclose Amount of Non-Escrowed Property Costs over Year 1: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Non-Escrowed Property Costs over Year 1 of XXXX on Final Closing Disclosure provided on XX/XX/XXXX not accurate. (FinXX/XX/XXXX018)
[2] Federal Compliance - TRID Final Closing Disclosure Other Includes Insurance Costs: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on XX/XX/XXXX disclosed whether Homeowners insurance is included in escrow in incorrect section. Creditor disclosed insurance to consumer in “Other” section where regulation requires disclosure under “Homeowner’s Insurance” section of Projected Payments table. Disclosure requirement met, non-material exception for incorrect format/placement. (FinXX/XX/XXXX018)	Federal Compliance - Check Loan Designation Match - QM: The loan failed points and fees testing, causing the loan to waterfall through the QM Testing, resulting in a Loan Designation discrepancy.
Federal Compliance - Overtime Bonus Declining: The loan failed points and fees testing, causing the loan to waterfall through the QM Testing, resulting in a Loan Designation discrepancy.
Federal Compliance - Overtime Bonus Declining: The loan failed points and fees testing, causing the loan to waterfall through the QM Testing, resulting in a Loan Designation discrepancy.
Federal Compliance - Overtime Bonus Declining: The loan failed points and fees testing, causing the loan to waterfall through the QM Testing, resulting in a Loan Designation discrepancy.
Federal Compliance - Overtime Bonus Method of Calculation: The loan failed points and fees testing, causing the loan to waterfall through the QM Testing, resulting in a Loan Designation discrepancy.
Federal Compliance - Overtime Bonus Method of Calculation: The loan failed points and fees testing, causing the loan to waterfall through the QM Testing, resulting in a Loan Designation discrepancy.
Federal Compliance - Overtime Bonus Method of Calculation: The loan failed points and fees testing, causing the loan to waterfall through the QM Testing, resulting in a Loan Designation discrepancy.
Federal Compliance - QM Points and Fees: Fees totaling $XXXX based on final closing disclosure. An overage of $XXXX. More than the allowable $XXXX.
Federal Compliance - TRID Final Closing Disclosure Will Have Escrow -  Monthly Escrow Payment Underdisclosed: Payments Per Year (12.00000) = 12 AND Closing Disclosure Monthly Escrow Payment (XXXX) > Escrow Payment Amount (XXXX)
Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Unable to determine if the Initial Closing Disclosure EstimateXX/XX/XXXX was provided to the borrower at least 3 business days prior to closing. Closing Disclosure does not contain evidence of signature lines and/or signature from the borrowers.
Federal Compliance - TRID Revised Loan Estimate Timing Before Closing: Unable to determine if the Revised Loan EstimateXX/XX/XXXXas provided to the borrower at least 4 business days prior to closing. Loan Estimate does not contain evidence of signature lines and/or signature from the borrowers.
Federal Compliance - TRID Revised Loan Estimate Timing Before Closing: Unable to determine it the Revised Loan EstimateXX/XX/XXXXas provided to the borrower at least 4 business days prior to closing. Loan Estimate does not contain evidence of signature lines and/or signature from the borrowers.
Federal Compliance - TRID Final Closing Disclosure did not disclose Amount of Non-Escrowed Property Costs over Year 1: Escrow Account section (pg 4) indicates loan will have an escrow account and “Non-Escrowed Property Costs over Year 1” does not match the annual sum of the actual monthly non-escrowed costs.
Federal Compliance - TRID Final Closing Disclosure Other Includes Insurance Costs: Based on the Final Closing DisclosureXX/XX/XXXXomeowner's Insurance was not selected to be included in escrow. However SOME insurance has been included in escrow, selected in the OTHER section.	Federal Compliance - Check Loan Designation Match - QM: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

Federal Compliance - TRID Final Closing Disclosure Will Have Escrow -  Monthly Escrow Payment Underdisclosed: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Revised Loan Estimate Timing Before Closing: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Revised Loan Estimate Timing Before Closing: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure did not disclose Amount of Non-Escrowed Property Costs over Year 1: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Final Closing Disclosure Other Includes Insurance Costs: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.			TILA ATR/QM	C	C	C	C	C	C	C	C	C	C	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_12525	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Temporary SHQM (GSE/Agency Eligible)	3	1	1	3	[3] Federal Compliance - TILA-RESPA Integrated Disclosure: application date on or after XX/XX/XXXX, no Loan Estimates in the Loan File: TILA-RESPA Integrated Disclosure: Loan Estimate not provided within loan images to evidence delivery to the Borrower(s). The earliest Closing Disclosure provided in the loan file was used as the estimated baseline for Tolerance Testing. Depending on the actual values on the initial Loan Estimate, a fee tolerance cure of up to $2,840.69 may be required.
[2] State Compliance - Washington Residential Mortgage Loan (Disclosure of Material Terms Not Provided): Washington HB 2770: Mortgage loan file does not contain a disclosure summary of all material terms provided to borrower.	Federal Compliance - TILA-RESPA Integrated Disclosure: application date on or after XX/XX/XXXX, no Loan Estimates in the Loan File: The Loan Estimate (s) were not Provided for this Review.
State Compliance - Washington Residential Mortgage Loan (Disclosure of Material Terms Not Provided): Washington Itemized Disclosure was not Provided.	Federal Compliance - TILA-RESPA Integrated Disclosure: application date on or after XX/XX/XXXX, no Loan Estimates in the Loan File: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.

																								State Compliance - Washington Residential Mortgage Loan (Disclosure of Material Terms Not Provided): The Act does not appear to provide for assignee liability.			TRID SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	CMLTI 2025-RP3_12523	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX Disaster Name: XXXXXXXXXXXXXXX Disaster Declaration Date: XX/XX/XXXX	1	3	[3] Federal Compliance - TRID Lender Credit Tolerance Violation: TILA-RESPA Integrated Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of $-1,959.46 is less than amount of binding Lender Credit previously disclosed in the amount of $-4,482.00. (9300)
[2] Federal Compliance - TRID Final Closing Disclosure Other Includes Insurance Costs: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on XX/XX/XXXX disclosed whether Homeowners insurance is included in escrow in incorrect section. Creditor disclosed insurance to consumer in “Other” section where regulation requires disclosure under “Homeowner’s Insurance” section of Projected Payments table. Disclosure requirement met, non-material exception for incorrect format/placement. (FinXX/XX/XXXX018)	Federal Compliance - TRID Lender Credit Tolerance Violation: Lender Credits was last disclosed as -$4,347.00 on LE but disclosed as -$1,959.46 on Final Closing Disclosure. File does not contain a valid COC for this fee, cure provided at closing.
Federal Compliance - TRID Final Closing Disclosure Other Includes Insurance Costs: Walls-in insurance was listed on page 1 of the CD as an other cost	Federal Compliance - TRID Lender Credit Tolerance Violation: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Final Closing Disclosure Other Includes Insurance Costs: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_12516	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Investment	Refinance Rate/Term	N/A	3	3	[3] Insurance Analysis - Insufficient Coverage: Hazard insurance coverage amount is insufficient.	Shortfall of insurance coverage exists in the amount of $9,162.40. Please provide replacement cost estimate		1				1							-	C	C	C	C	C	A	A	A	A	A	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_12519	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	CMLTI 2025-RP3_12517	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Application / Processing - Missing Document: Tax Certificate not provided	1	3	[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $1,476.00 exceeds tolerance of $738.00. Insufficient or no cure was provided to the borrower. (7200)
[2] Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:PrimaXX/XX/XXXX017)
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.	Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: No valid Change of Circumstance or cure was provided.
Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): The right to receive a copy of appraisal was not provided within time frame before closing.	Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): There is generally no Assignee Liability.

																								Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TRID SOL Expired	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_12513	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	3	1	1	3	[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $384.87 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (7200)
[2] Federal Compliance - TRID Final Closing Disclosure did not disclose Total Property Costs Year 1 - Pre October 2018 Test: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Estimated Property Costs over Year 1 of 1,237.83 on Final Closing Disclosure provided on XX/XX/XXXX not accurate. (FinXX/XX/XXXX018)	Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: The Loan Discount Point fee was not previously disclosed to the borrower on the initial loan estimate but it appeared on the closing disclosure as $384.87 with no cure provided
Federal Compliance - TRID Final Closing Disclosure did not disclose Total Property Costs Year 1 - Pre October 2018 Test: Amount of estimated Property Costs over Year 1 of $ XXXXXvon Final Closing Disclosure provided on XX/XX/XXXX not accurate as a result of the Hazard Insurance . The Proposed monthly amount was $50.00 monthly but $56.5 was disclosed on the hazard insurance	Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Final Closing Disclosure did not disclose Total Property Costs Year 1 - Pre October 2018 Test: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	CMLTI 2025-RP3_12512	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Application / Processing - FEMA Disaster Issue: Property is located in a FEMA Disaster area and has not been inspected.: Disaster Name: XXXXXXXXX Disaster Declaration Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX			1				3	[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $45.83 exceeds tolerance of $25.00. Insufficient or no cure was provided to the borrower. (7520)	Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Credit Report Fee increased from Loan Estimate to Final CD. No valid changed circumstance was provided. No cure was provided to the Borrower.		Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_12507	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Limited Cash-out GSE	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX Disaster Name: XXXXX Disaster Declaration Date: XX/XX/XXXX			1				1							-	C	C	C	C	C	A	A	A	A	A	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_12503	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	3	1	1	3	[3] Federal Compliance - TRID Final Closing Disclosure did not disclose Amount of Escrowed Property Costs over Year 1 - Pre October 2018: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Escrowed Property Costs over Year 1 of XXXX on Final Closing Disclosure provided on XX/XX/XXXX not accurate. (FinXX/XX/XXXX017)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of $25.00 exceeds tolerance of $23.00. Insufficient or no cure was provided to the borrower. (8304)	Federal Compliance - TRID Final Closing Disclosure did not disclose Amount of Escrowed Property Costs over Year 1 - Pre October 2018: Property taxes $XXXX a month or $XXXX a year. Homeowner’s Insurance $36.83 a month or $442 a year. Mortgage Insurance $101.68 a month or $1,220.16 a year. Amount of Escrowed Property Costs over Year 1 total of $XXXX on Final Closing Disclosure. Initial Escrow Account Disclosure Statement disclosed $XXXX.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Zero percent tolerance fees disclosed on the Loan Estimate for Transfer Tax Fee totaled $23 and disclosed on the Closing Disclosure totaled $25. Insufficient or no cure provided.	Federal Compliance - TRID Final Closing Disclosure did not disclose Amount of Escrowed Property Costs over Year 1 - Pre October 2018: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	CMLTI 2025-RP3_12502	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX Disaster Name: XXXXXXXXX Disaster Declaration Date: XX/XX/XXXX [3] Application / Processing - Missing Document: Bankruptcy Documents not provided	1	3	[3] Federal Compliance - TRID Lender Credit Tolerance Violation: TILA-RESPA Integrated Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of $55.18 is less than amount of binding Lender Credit previously disclosed in the amount of $0.00. (9300)
[2] Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower.
[2] Federal Compliance - TRID Final Closing Disclosure did not disclose Total Property Costs Year 1 - Pre October 2018 Test: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Estimated Property Costs over Year 1 of XXXX on Final Closing Disclosure provided on XX/XX/XXXX not accurate. (FinXX/XX/XXXX017)	Federal Compliance - TRID Lender Credit Tolerance Violation: Zero percent fee tolerance was exceeded for Lender Credits no sufficient cure was provided to borrower.
Federal Compliance - TRID Final Closing Disclosure did not disclose Total Property Costs Year 1 - Pre October 2018 Test: The monthly taxes and insurance are $XXXX, or $XXXX annually. The Final CD reflected an inaccurate amount of $XXXX	Federal Compliance - TRID Lender Credit Tolerance Violation: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																								Federal Compliance - TRID Final Closing Disclosure did not disclose Total Property Costs Year 1 - Pre October 2018 Test: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_12500	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	3	1				1				3	[3] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (InitiXX/XX/XXXX017)	Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: No evidence that the Initial CD dated XX/XX/XXXX was provided to the Borrowers at least 3 business days to Closing on XX/XX/XXXX.		Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	CMLTI 2025-RP3_12498	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX Disaster Name: XXXXXXXXXXXXXX XXXXXXXXXXXXXX Disaster Declaration Date: XX/XX/XXXX [3] Insurance Analysis - Insufficient Coverage: Hazard insurance coverage amount is insufficient.	Short fall dwelling coverage by $1,000.00.		1				3	[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $2,443.75 exceeds tolerance of $2,415.00. Insufficient or no cure was provided to the borrower. (7200)	Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: There is no documented change of circumstance and no cure is provided at closing.		Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_12499	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Limited Cash-out GSE	Safe Harbor QM	3	3	[3] AUS Discrepancy / Guidelines Discrepancy - AUS/Guideline Findings: All conditions were not met [3] Application / Processing - FEMA Disaster Issue: Property is located in a FEMA Disaster area and has not been inspected.: Disaster Name: XXXXXXXXXXXXXXX Disaster Declaration Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX [3] Appraisal Documentation - Missing Document: Appraisal not provided	File is missing the appraisal required per AUS	1	3	[3] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Safe Harbor QM.
[3] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (FinXX/XX/XXXX017)	Federal Compliance - Check Loan Designation Match - QM: File is missing the appraisal required per AUS
Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Provide evidence Closing Disclosure dated XX/XX/XXXX was provided to Borrower(s) at least three (3) business days prior to closing.	Federal Compliance - Check Loan Designation Match - QM: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

																								Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TILA ATR/QM	D	D	D	D	D	B	C	B	C	B	A	A	A	A	A	D	D	D	D	D
XXXX	XXXX	CMLTI 2025-RP3_12497	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	3	1	1	3	[3] Federal Compliance - TRID Initial Loan Estimate Timing Electronically Provided: TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application. (InitiXX/XX/XXXX017)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $395.50 exceeds tolerance of $389.00. Insufficient or no cure was provided to the borrower. (7200)	Federal Compliance - TRID Initial Loan Estimate Timing Electronically Provided: Initial Loan Estimate issued and signed by the borrower on XX/XX/XXXX and is more than 3 business days after the application date of XX/XX/XXXX. There is no additional signed Loan Estimate that was provided to the borrower within 3 business days of application date as required.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Loan Discount Points Fee increased from $389.00 to $395.50 without a valid change of Circumstance.
There is no cure provided to the borrower for fee overages above legal limit.	Federal Compliance - TRID Initial Loan Estimate Timing Electronically Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	CMLTI 2025-RP3_12488	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX Disaster Name: XXXXXXXXXXX Disaster Declaration Date: XX/XX/XXXX			1				1							-	C	C	C	C	C	A	A	A	A	A	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_12486	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Investment	Purchase	N/A	3	3	[3] Income Documentation - REO Documents are missing.: Address: XXXXXXXXXXXXXXStatement [3] Income Documentation - REO Documents are missing.: Address: XXXXXXXXXXXXXX Statement [3] Income Documentation - REO Documents are missing.: Address: XXXXXXXXXXXXXXStatement [3] Income Documentation - REO Documents are missing.: Address: XXXXXXXXXXXXXX Statement			1				1							-	C	C	C	C	C	A	A	A	A	A	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_12484	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	3	1				1				3	[3] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (FinXX/XX/XXXX017)	Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: The Initial CD was not provided in the loan file as the Loan file only contains the Final CD dated XXXX.		Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	CMLTI 2025-RP3_12483	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	3	1	1	3	[3] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $225.25 exceeds tolerance of $223.00. Insufficient or no cure was provided to the borrower. (7200)	Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: The Right to Cancel was completed but not signed or dated by the borrowers' as required.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: A cure was not disclosed and evidence that a valid change of circumstance was provided to the borrowers' is missing.	Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: TILA ROR - 3yrs for rescindable transactions.

																								Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	CMLTI 2025-RP3_12481	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Non QM	3	3	[3] Asset Calculation / Analysis - AUS Findings: Available for Closing discrepancy.: Documented qualifying Assets of is less than AUS Available for Closing of $XXXX.
[3] AUS Discrepancy / Guidelines Discrepancy - AUS/Guideline Findings: All conditions were not met
[2] AUS Discrepancy / Guidelines Discrepancy - AUS Findings: Qualifying asset balance discrepancy.: Calculated qualifying asset balance of  is less than AUS qualifying asset balance of $XXXX.
[2] Asset Calculation / Analysis - Available for Closing is insufficient to cover Cash From Borrower.: Documented qualifying Assets for Closing of $XXXX is less than Cash From Borrower $XXXX.	The loan file is missing asset documents to verify the fees paid outside of closing. The loan file is missing asset documents to verify the fees paid outside of closing. The loan file is missing asset documents to verify the fees paid outside of closing. The loan file is missing asset documents to verify the fees paid outside of closing.	1	3	[3] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Non QM.
[3] Federal Compliance - QM Points and Fees: Qualified Mortgage (Dodd Frank 2014): Points and Fees on subject loan of XXXX% is in excess of the allowable maximum of  3.00000% of the Federal Total Loan Amount. Points and Fees total $XXXX on a Federal Total Loan Amount of $XXXX vs. an allowable total of $XXXX (an overage of $XXXX or XXXX%).
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX017)	Federal Compliance - Check Loan Designation Match - QM: The failed points and fees testing, causing the loan to waterfall through the QM Testing, resulting in a Loan Designation discrepancy.
Federal Compliance - QM Points and Fees: Points and Fees on subject loan of XXXX% is in excess of the allowable maximum of 3.00000% of the Federal Total Loan Amount. Points and Fees total $XXXX on a Federal Total Loan Amount of $XXXX vs. an allowable total of $XXXX (an overage of $XXXX or XXXX%).
																						Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Missing evidence the borrower received a copy of each valuation three (3) business days prior to consummation.		Federal Compliance - Check Loan Designation Match - QM: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.			TILA ATR/QM	C	C	C	C	C	C	C	C	C	C	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_12482	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX Disaster Name: XXXXX Disaster Declaration Date: XX/XX/XXXX	1	3	[3] Federal Compliance - TRID Final Closing Disclosure did not disclose Amount of Escrowed Property Costs over Year 1 - Pre October 2018: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Escrowed Property Costs over Year 1 of 7,734.00 on Final Closing Disclosure provided on XX/XX/XXXX not accurate. (FinXX/XX/XXXX017)
[3] Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Under Disclosed: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on XX/XX/XXXX disclosed an escrow payment for payment stream 2 that does not match the actual payment for the loan. (ProjSeq:2/2102313)
[3] Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Under Disclosed: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on XX/XX/XXXX disclosed an escrow payment for payment stream 1 that does not match the actual payment for the loan. (ProjSeq:1/2102312)
[3] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (InitiXX/XX/XXXX017)
[3] Federal Compliance - TRID Revised Loan Estimate Timing Before Closing: TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on XX/XX/XXXX not received by borrower at least four (4) business days prior to closing. (InterXX/XX/XXXX017)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Origination Fee.  Fee Amount of $4,764.11 exceeds tolerance of $1,241.00.  Insufficient or no cure was provided to the borrower. (7325)
[1] Federal Compliance - TRID Final Closing Disclosure Will Have Escrow - Monthly Escrow Payment Overdisclosed: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on XX/XX/XXXX disclosed the Monthly Escrow Payment that does not match the actual escrow payment for the loan. (FinXX/XX/XXXX017)	Federal Compliance - TRID Final Closing Disclosure did not disclose Amount of Escrowed Property Costs over Year 1 - Pre October 2018: No evidence of property taxes in file. 1.25% CA property used in review.
Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Under Disclosed: No evidence of property taxes in file.  1.25% CA property used in review.
Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Under Disclosed: No evidence of property taxes in file.  1.25% CA property used in review.
Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Document was provided and signed at closing
Federal Compliance - TRID Revised Loan Estimate Timing Before Closing: Document was provided and signed at closing
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Fees increased at final closing with no valid change of circumstance provided for the increase
Federal Compliance - TRID Final Closing Disclosure Will Have Escrow - Monthly Escrow Payment Overdisclosed: HOI/Taxes have been captured correctly. Escrows have been incorrectly disclosed on final CD.	REVIEWER - CURED COMMENT (2023-01-26): Sufficient Cure Provided At Closing	Federal Compliance - TRID Final Closing Disclosure did not disclose Amount of Escrowed Property Costs over Year 1 - Pre October 2018: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Under Disclosed: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Under Disclosed: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Revised Loan Estimate Timing Before Closing: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Final Closing Disclosure Will Have Escrow - Monthly Escrow Payment Overdisclosed: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_12479	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX Disaster Name: XXXXXXXXXXXXXXX Disaster Declaration Date: XX/XX/XXXX	1	3	[3] Federal Compliance - TRID Initial Loan Estimate Timing Electronically Provided: TILA-RESPA Integrated Disclosure: Loan Estimate not delivered to Borrower(s) within three (3) business days of application. Initial Loan Estimate dated XX/XX/XXXX was electronically provided without or prior to borrower's consent to receive electronic disclosures. Failure to comply with the provisions of the E-Sign Act and failure to provide good faith estimate of fees timely may result in additional fee tolerance violations. (InitiXX/XX/XXXX017)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $238.73 exceeds tolerance of $235.00. Insufficient or no cure was provided to the borrower. (7200)	Federal Compliance - TRID Initial Loan Estimate Timing Electronically Provided: E-sign consent not provided in the loan file
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: The Loan Discount Point Fee was last disclosed as $235.00 on Loan Estimate dated XX/XX/XXXX, but disclosed as $238.73 on Final Closing Disclosure. File does not contain a valid Change of Circumstance for this fee, insufficient or no cure provided at closing.	Federal Compliance - TRID Initial Loan Estimate Timing Electronically Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_12475	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Investment	Purchase	N/A	3	3	[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX Disaster Name: XXXXX Disaster Declaration Date: XX/XX/XXXX			1				1							-	C	C	C	C	C	A	A	A	A	A	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_12473	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Limited Cash-out GSE	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] General - Initial Rate Lock rate date is not documented in file.	1	2	[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX017)
																					[1] Federal Compliance - TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $92.00 exceeds tolerance of $81.00 plus 10% or $89.10. Sufficient or excess cure was provided to the borrower at Closing. (0)	Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Evidence of Transmittal to and/or receipt of the Appraisal report by the Borrower was not provided in the loan file. Federal Compliance - TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing: Zero Percent Tolerance was later disclosed at $81 on LE but disclosed at $92 on Final Closing Disclosure. File does not contain valid COC for this fee, nor evidence of cure in file	REVIEWER - CURED COMMENT (2023-01-23): Sufficient Cure Provided At Closing				-	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_12470	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Limited Cash-out GSE	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX Disaster Name: XXXXX Disaster Declaration Date: XX/XX/XXXX			1				2	[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi (Circuit 2, 5, 7, 8, 9, 10 or DC): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 2 nd, 5 th, 7 th, 8 th, 9 th, 10 th, or District of Columbia)	Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi (Circuit 2, 5, 7, 8, 9, 10 or DC): Original Lender was not able to be determined as it is not listed on the Title report provided.					-	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_12464	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Application / Processing - Missing Document: Bankruptcy Documents not provided [3] Mortgage / Program Eligibility - Missing Document: Note - Subordinate Lien not provided			1				3	[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $3,400.00 exceeds tolerance of $2,483.00. Insufficient or no cure was provided to the borrower. (7200)	Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Loan Discount Points increased on the Loan Estimate dated XX/XX/XXXXnd a valid change in circumstance is missing from file. A cure for $917 was not present on the Final Closing Disclosure.		Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_12465	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	3	1	1	3	[3] Federal Compliance - Appendix Q Liabilities - Less than 10 Months: Qualified Mortgage (Dodd-Frank 2014): Liabilities lasting less than ten (10) months that have an effect on the consumer’s ability to repay have been excluded from DTI calculation.
[3] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Non QM.
[3] Federal Compliance - Overtime Bonus 2Yr Calc: Qualified Mortgage (Dodd-Frank 2014): Use of Overtime/Bonus income for less than two (2) years not justified or documented in writing. (XXXXXXXXXX/Bonus)
[3] Federal Compliance - Overtime Bonus Method of Calculation: Qualified Mortgage (Dodd-Frank 2014): Significant income variation requires a period of more than two (2) years when calculating the average Overtime/Bonus income. (XXXXXXXXXX/Bonus)
[3] Federal Compliance - QM DTI: Qualified Mortgage (Dodd-Frank 2014): Total Debt to Income Ratio exceeds 43% and the images do not provide evidence loan is eligible for purchase, guarantee or insurance by the appropriate agency.
[3] Federal Compliance - QM Points and Fees: Qualified Mortgage (Dodd Frank 2014): Points and Fees on subject loan of XXXXXX is in excess of the allowable maximum of  3.00000% of the Federal Total Loan Amount. Points and Fees total $XXXX on a Federal Total Loan Amount of XXXXXXvs. an allowable total of $XXXX (an overage of $XXXX or XXXXXX).
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Origination Fee. Fee Amount of $4,657.84 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (7325)	Federal Compliance - Appendix Q Liabilities - Less than 10 Months: The loan was aus approved however is failing QM points and fees and is waterfalling to ATR/QM standard documentation requirements.
Federal Compliance - Check Loan Designation Match - QM: The loan was aus approved however is failing QM points and fees resulting in a loan designation discrepancy.
Federal Compliance - Overtime Bonus 2Yr Calc: The loan was aus approved however is failing QM points and fees and is waterfalling to ATR/QM standard documentation requirements.
Federal Compliance - Overtime Bonus Method of Calculation: The loan was aus approved however is failing QM points and fees and is waterfalling to ATR/QM standard documentation requirements.
Federal Compliance - QM DTI: The loan was aus approved with a dti of XX, calculated dti is XX, which exceeds max allowable dti of 43% per ATR/QM requirements.
Federal Compliance - QM Points and Fees: Points and Fees on subject loan of XXXXXX is in excess of the allowable maximum of  3.00000% of the Federal Total Loan Amount. Points and Fees total $XXXX on a Federal Total Loan Amount of XXXXXXvs. an allowable total of $XXXX (an overage of $XXXX or XXXXXX).
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: A cure was not disclosed and evidence that a valid COC was provided to the Borrower is missing.	Federal Compliance - Check Loan Designation Match - QM: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

Federal Compliance - QM DTI: Although this issue is subject to a 3 year SOL for affirmative claims under TILA, AMC does not adjust grading taking into account TILA SOL for exceptions under ATR, given the potential for enhanced damages when asserting an ability to repay defense in response to an action to collect a debt by recoupment or set-off.

																								Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TILA ATR/QM	A	A	A	A	A	C	C	C	C	C	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_12460	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	3	3	[3] AUS Discrepancy / Guidelines Discrepancy - AUS/Guideline Findings: All conditions were not met [3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	MIssing MI cert.	1	3	[3] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Non QM.
[3] Federal Compliance - QM DTI: Qualified Mortgage (Dodd-Frank 2014): Total Debt to Income Ratio exceeds 43% and the images do not provide evidence loan is eligible for purchase, guarantee or insurance by the appropriate agency.
[3] Federal Compliance - S-Corp Income Documentation Test: Qualified Mortgage (Dodd-Frank 2014): Self-employed income documentation not sufficient (S-Corp). (XXXXXXxxxxxxxxxxxS-Corp)
[3] Federal Compliance - S-Corp Income Documentation Test: Qualified Mortgage (Dodd-Frank 2014): Self-employed income documentation not sufficient (S-Corp). (XXXXXXxxxxxxxxxxxS-Corp)
[3] Federal Compliance - TRID Final Closing Disclosure Mortgage Insurance Payment: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on XX/XX/XXXX disclosed a mortgage insurance payment for payment stream 1 that does not match the actual payment for the loan. (ProjSeq:1/2099649)
[3] Federal Compliance - TRID Final Closing Disclosure Projected P&I Min Payment Fixed Rate Subsequent Payments: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on XX/XX/XXXX disclosed a periodic principal and interest payment for payment stream 2 that does not match the actual payment for the loan. (ProjSeq:2/2099650)
[3] Federal Compliance - TRID Lender Credit Tolerance Violation: TILA-RESPA Integrated Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of $-5,604.90 is less than amount of binding Lender Credit previously disclosed in the amount of $-5,706.00. (9300)	Federal Compliance - Check Loan Designation Match - QM: The loan was aus approved however is missing the MI cert, resulting in a loan designation discrepancy.
Federal Compliance - QM DTI: calculated dti of XX exceeds max allowable dti of 43% per ATR/QM requirements.
Federal Compliance - S-Corp Income Documentation Test: The loan was aus approved however is missing the MI cert, and is waterfalling to ATR/QM standard documentation requirements.
Federal Compliance - S-Corp Income Documentation Test: The loan was aus approved however is missing the MI cert, and is waterfalling to ATR/QM standard documentation requirements.
Federal Compliance - TRID Final Closing Disclosure Mortgage Insurance Payment: Missing MI cert. to determine monthly payment and terms.
Federal Compliance - TRID Final Closing Disclosure Projected P&I Min Payment Fixed Rate Subsequent Payments: Missing MI cert. to determine monthly payment and terms.
Federal Compliance - TRID Lender Credit Tolerance Violation: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of $-5,604.90 is less than amount of binding Lender Credit previously disclosed in the amount of $-5,706.00. No cure provided.	Federal Compliance - Check Loan Designation Match - QM: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

Federal Compliance - QM DTI: Although this issue is subject to a 3 year SOL for affirmative claims under TILA, AMC does not adjust grading taking into account TILA SOL for exceptions under ATR, given the potential for enhanced damages when asserting an ability to repay defense in response to an action to collect a debt by recoupment or set-off.

Federal Compliance - TRID Final Closing Disclosure Mortgage Insurance Payment: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Projected P&I Min Payment Fixed Rate Subsequent Payments: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Lender Credit Tolerance Violation: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TILA ATR/QM	C	C	C	C	C	C	C	C	C	C	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_12455	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Limited Cash-out GSE	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX Disaster Name: XXXXX Disaster Declaration Date: XX/XX/XXXX			1				1							-	C	C	C	C	C	A	A	A	A	A	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_12453	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	3	1				1				3	[3] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $3,250.22 exceeds tolerance of $2,729.00 plus 10% or $3,001.90. Insufficient or no cure was provided to the borrower. (0)	Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: Fee increased without a Valid Change Of Circumstance. No cure provided to borrower for fee overages above legal limit.					TRID SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	CMLTI 2025-RP3_12450	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Limited Cash-out GSE	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Insurance Analysis - Insurance address does not match Note address.	Insurance City address of XXXXXXXXXXXXXX does not match Note address of XXXXXXXXXXXXXX.	1	3	[3] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (InitiXX/XX/XXXX017)
[3] Federal Compliance - TILA-RESPA Integrated Disclosure: application date on or after XX/XX/XXXX, no Loan Estimates in the Loan File: TILA-RESPA Integrated Disclosure: Loan Estimate not provided within loan images to evidence delivery to the Borrower(s).  The earliest Closing Disclosure provided in the loan file was used as the estimated baseline for Tolerance Testing.  Depending on the actual values on the initial Loan Estimate, a fee tolerance cure of up to $3,197.91 may be required.
[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Lender's Title Insurance. Fee Amount of $636.26 exceeds tolerance of $611.62. Sufficient or excess cure was provided to the borrower at Closing. (7567)	Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Provide evidence Closing Disclosure dated XX/XX/XXXX was provided to Borrower(s) at least three (3) business days prior to closing.
Federal Compliance - TILA-RESPA Integrated Disclosure: application date on or after XX/XX/XXXX, no Loan Estimates in the Loan File: Provide missing Loan Estimate.	REVIEWER - CURED COMMENT (2023-01-24): Sufficient Cure Provided At Closing	Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TILA-RESPA Integrated Disclosure: application date on or after XX/XX/XXXX, no Loan Estimates in the Loan File: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_12446	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Safe Harbor QM	3	3	[3] Income Documentation - Income Docs Missing:: Borrower: XXXX VVOE - Employment Only
[3] Income Documentation - Income documentation requirements not met.
[3] Insurance Analysis - Insufficient Coverage: Hazard insurance coverage amount is insufficient.
[3] Income Documentation - The verification of employment is not within 10 business days of the Note.: Borrower: XXXXXXXXXXXXXX/ Employment Type: Employment / Income Type: Wages / Start Date: XX/XX/XXXX
[3] Income Documentation - Verification(s) of employment is not within 10 business days of the Note.: Borrower: XXXXXXXXXXXXXX/ Employment Type: Employment / Income Type: Wages / Start Date: XX/XX/XXXX	Missing vvoe within 10 days Hazard coverage of $163,000 is insufficient to cover the mortgage amount of $XXX,XXXand the appraisal did not provide an estimated cost new. Please provide a letter from the insurer stating the maximum insurable amount and or a replacement costs estimator from the insurer	1	3	[3] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Safe Harbor QM.
[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee.  Fee Amount of $49.50 exceeds tolerance of $36.00.  Insufficient or no cure was provided to the borrower. (7520)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Re-Inspection Fee.  Fee Amount of $860.00 exceeds tolerance of $0.00.  Insufficient or no cure was provided to the borrower. (75103)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee.  Fee Amount of $710.00 exceeds tolerance of $625.00.  Insufficient or no cure was provided to the borrower. (7506)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Extension Fee.  Fee Amount of $289.80 exceeds tolerance of $0.00.  Insufficient or no cure was provided to the borrower. (7349)
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX017)	Federal Compliance - Check Loan Designation Match - QM: Loan is missing income documentation (VVOE) and is waterfalling to ATR/QM standard documentation requirements.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Fee Amount of $49.50 exceeds tolerance of $36.00 with no valid COC or cure provided.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Appraisal Re-Inspection Fee. Fee Amount of $860.00 exceeds tolerance of $0.00 with no valid COC or cure provided.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Fee Amount of $710.00 exceeds tolerance of $625.00 with no valid COC or cure provided.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Fee Amount of $289.80 exceeds tolerance of $0.00 with no valid COC or cure provided.
Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Creditor did not provide a copy of each valuation	Federal Compliance - Check Loan Designation Match - QM: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TILA ATR/QM	C	C	C	C	C	B	C	B	C	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_12444	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX Disaster Name: XXXXX Disaster Declaration Date: XX/XX/XXXX [3] Loan File - Missing Document: Hazard Insurance Policy not provided			1				3	[3] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (InitiXX/XX/XXXX017)	Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: The Final CD was issued XX/XX/XXXX. The loan closed XX/XX/XXXX.		Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_12445	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] General - Initial Rate Lock rate date is not documented in file. [2] Asset Calculation / Analysis - Available for Closing is insufficient to cover Cash From Borrower.: Documented qualifying Assets for Closing of $XXXX is less than Cash From Borrower $XXXX.	The loan file is missing asset documents to verify the fees paid outside of closing.		1				2	[2] Federal Compliance - TRID Final Closing Disclosure Will Have Escrow - Initial Escrow Payment By All Parties: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on XX/XX/XXXX disclosed an Initial Escrow Payment that includes both borrower and non-borrower paid amounts. (FinXX/XX/XXXX017)	Federal Compliance - TRID Final Closing Disclosure Will Have Escrow - Initial Escrow Payment By All Parties: Final Closing Disclosure provided on XX/XX/XXXX disclosed an Initial Escrow Payment that includes both borrower and non-borrower paid amounts. The Lender paid a portion of the taxes.		Federal Compliance - TRID Final Closing Disclosure Will Have Escrow - Initial Escrow Payment By All Parties: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Material violations for inaccurate disclosures carry assignee liability. Non-material if amounts disclosed includes both borrower and non-borrower paid escrow amounts.			-	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_12441	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Document Error - YTD Date is dated more than 90 days before the application date.: Borrower: XXXXXXXXXXXX// Employment Type: Employment / Income Type: Wages / Start Date: XX/XX/XXXX			1				2	[2] Federal Compliance - RESPA - Initial Escrow Account statement Inaccurate: RESPA: Initial escrow account statement does not match charges on HUD-1/Final Closing Disclosure. [2] Federal Compliance - TRID Final Closing Disclosure Non Escrowed Property Costs Year 1 Test: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Non-Escrowed Property Costs over Year 1 of XXXX on Final Closing Disclosure provided on XX/XX/XXXX not accurate. (FinXX/XX/XXXX017)	Federal Compliance - TRID Final Closing Disclosure Non Escrowed Property Costs Year 1 Test: TRID Final Closing Disclosure Non Escrowed Property Costs Year 1 Test		Federal Compliance - RESPA - Initial Escrow Account statement Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. Federal Compliance - TRID Final Closing Disclosure Non Escrowed Property Costs Year 1 Test: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			-	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_12436	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX Disaster Name: XXXXXXXXXXXXXXX Disaster Declaration Date: XX/XX/XXXX			1				2	[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX017)	Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: There is no evidence the borrower received copy of the appraisal report at least three days prior to closing.					-	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_12435	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	Non QM	3	3	[3] AUS Discrepancy / Guidelines Discrepancy - AUS/Guideline Findings: All conditions were not met [3] Application / Processing - FEMA Disaster Issue: Property is located in a FEMA Disaster area and has not been inspected.: Disaster Name: XXXXXXXXXXXXXXXXXX Disaster Declaration Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX [3] Appraisal Documentation - Missing Document: Appraisal not provided	The Appraisal is missing from the file, causing the loan to waterfall through the QM Testing, resulting in a Loan Designation discrepancy.	1	3	[3] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Non QM.
[3] Miscellaneous Compliance - Non Taxable Income: Qualified Mortgage (Dodd-Frank 2014): Percentage of non-taxable income added exceeds borrower tax rate. (XXXXXXxxxxxxxxxxxSocial Security)
[3] Federal Compliance - QM DTI: Qualified Mortgage (Dodd-Frank 2014): Total Debt to Income Ratio exceeds 43% and the images do not provide evidence loan is eligible for purchase, guarantee or insurance by the appropriate agency.
[3] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (FinXX/XX/XXXX017)	Federal Compliance - Check Loan Designation Match - QM: The Appraisal is missing from the file, causing the loan to waterfall through the QM Testing, resulting in a Loan Designation discrepancy.
Miscellaneous Compliance - Non Taxable Income: The Appraisal is missing from the file, causing the loan to waterfall through the QM Testing, resulting in a Loan Designation discrepancy.
Federal Compliance - QM DTI: Loan was AUS approved with a DTI of XXXXXX, but the loan is missing the Appraisal and is waterfalling to ATR/QM standard DTI requirement of maximum 43%.
Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: CD issued XX/XX/XXXX7. Signed by borrower at closing on XX/XX/XXXX. Evidence of earlier receipt not provided.	Federal Compliance - Check Loan Designation Match - QM: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

Federal Compliance - QM DTI: Although this issue is subject to a 3 year SOL for affirmative claims under TILA, AMC does not adjust grading taking into account TILA SOL for exceptions under ATR, given the potential for enhanced damages when asserting an ability to repay defense in response to an action to collect a debt by recoupment or set-off.

																								Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TILA ATR/QM	D	D	D	D	D	C	C	C	C	C	A	A	A	A	A	D	D	D	D	D
XXXX	XXXX	CMLTI 2025-RP3_12434	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX Disaster Name: XXXXXXXXXXXXXXX Disaster Declaration Date: XX/XX/XXXX [3] Insufficient Coverage - The Hazard Insurance Policy Effective Date is after closing.: Hazard Insurance Policy Effective Date XX/XX/XXXX, Disbursement Date: XX/XX/XXXX			1				1							-	C	C	C	C	C	A	A	A	A	A	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_12422	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	3	1	1	3	[3] Federal Compliance - TRID Initial Loan Estimate Timing Electronically Provided: TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application. (InitiXX/XX/XXXX017)
[3] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $1,265.00 exceeds tolerance of $865.00 plus 10% or $951.50.  Insufficient or no cure was provided to the borrower. (0)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax.  Fee Amount of $65.00 exceeds tolerance of $23.00.  Insufficient or no cure was provided to the borrower. (8304)
[2] Federal Compliance - ECOA Appraisal Disclosure - ECOA Timing: ECOA - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure within 3 days of the loan application date.
[2] Federal Compliance - TRID Final Closing Disclosure did not disclose Amount of Non-Escrowed Property Costs over Year 1: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Non-Escrowed Property Costs over Year 1 of 1,023.99 on Final Closing Disclosure provided on XX/XX/XXXX not accurate. (FinXX/XX/XXXX017)	Federal Compliance - TRID Initial Loan Estimate Timing Electronically Provided: Loan Estimate was not delivered within 3 days of the application
Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: Fees increased without a valid COC, no cure provided.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Fees increased without a valid COC, no cure provided.
Federal Compliance - ECOA Appraisal Disclosure - ECOA Timing: File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure within 3 days of the loan application date.
Federal Compliance - TRID Final Closing Disclosure did not disclose Amount of Non-Escrowed Property Costs over Year 1: The annual hazard insurance is $1117, the CD reflects $1023.99.	Federal Compliance - TRID Initial Loan Estimate Timing Electronically Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Final Closing Disclosure did not disclose Amount of Non-Escrowed Property Costs over Year 1: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	CMLTI 2025-RP3_12421	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX Disaster Name: XXXXXXXXXXXXXXX Disaster Declaration Date: XX/XX/XXXX [3] General - Missing Document: Econsent not provided [3] Closing / Title - Missing Document: Power of Attorney (POA) not provided			1				2	[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX017)	Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.					-	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_12418	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX Disaster Name: XXXXXXXXX Disaster Declaration Date: XX/XX/XXXX	1	3	[3] Federal Compliance - NMLS - Missing Evidence of Initial Loan Application Date: Truth in Lending Act (NMLSR Dodd- Frank 2014): Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.
[3] Federal Compliance - TRID Initial Loan Estimate Timing Electronically Provided: TILA-RESPA Integrated Disclosure: Loan Estimate not delivered to Borrower(s) within three (3) business days of application. Initial Loan Estimate dated XX/XX/XXXX was electronically provided without or prior to borrower's consent to receive electronic disclosures. Failure to comply with the provisions of the E-Sign Act and failure to provide good faith estimate of fees timely may result in additional fee tolerance violations. (InitiXX/XX/XXXX017)
[3] Federal Compliance - TRID Lender Credit Tolerance Violation: TILA-RESPA Integrated Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of $-63.07  is less than amount of binding Lender Credit previously disclosed in the amount of $-217.00. (9300)
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	Federal Compliance - TRID Initial Loan Estimate Timing Electronically Provided: Initial Loan Estimate issued and signed by the borrower on XX/XX/XXXX and is more than 3 business days after the application date of XX/XX/XXXX. There is no additional signed Loan Estimate that was provided to the borrower within 3 business days of application date as required.
Federal Compliance - TRID Lender Credit Tolerance Violation: Lender's credit change without a valid change of circumstance. No sure provided to the borrower.
Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: Loan file is missing the Initial executed 1003	Federal Compliance - NMLS - Missing Evidence of Initial Loan Application Date: Assignee Liability: Civil actions that may be brought against a creditor may be maintained against any assignee only if the violation is apparent on the face of the disclosure or other documents assigned, except where the assignment was voluntary. This civil liability may include $4,000, in the case of an individual transaction, or the lesser of $500,000 or 1% of the creditor's net worth in the case of a class action (effectiveXX/XX/XXXXthis amount increases to the lesser of $1,000,000 or 1%), as well as actual damages, court costs, and attorneys' fees. For an anti-steering violation, the creditor may also be liable in an amount equal to the sum of all finance charges and fees paid by the consumer, unless the creditor demonstrates the failure to comply is not material. Notwithstanding any other provision of law, when a creditor, assignee, or other holder or anyone acting on behalf of the creditor, assignee, or holder, initiates a judicial or nonjudicial foreclosure of the residential mortgage loan, or any other action to collect the debt in connection with such loan, a consumer may assert a violation as a matter of defense by recoupment or set off without regard for the time limit on a private action for damages.

EffectiveXX/XX/XXXX in addition to the aforementioned, the individual Loan Originator could be liable for statutory damages. The maximum liability is the greater of actual damages or 3 times the loan originator's compensation or gain, plus the cost to the consumer of the action. The Dodd-Frank Act extended the statute of limitations on TILA violations to 3 years from the date of the violation.

Federal Compliance - TRID Initial Loan Estimate Timing Electronically Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Lender Credit Tolerance Violation: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_12416	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	3	1				1				3	[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $675.00 exceeds tolerance of $550.00. Insufficient or no cure was provided to the borrower. (7506)	Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Zero percent fee tolerance was exceeded for appraisal fee. No sufficient cure was provided to borrower.		Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	CMLTI 2025-RP3_12415	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	2	1				1				2	[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX017)	Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Verification appraisal was delivered to borrower was not provided.					-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	CMLTI 2025-RP3_12412	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX Disaster Name: XXXXXXXXXXXXXXX Disaster Declaration Date: XX/XX/XXXX [3] Insufficient Coverage - The Hazard Insurance Policy Effective Date is after closing.: Hazard Insurance Policy Effective Date XX/XX/XXXX, Disbursement Date: XX/XX/XXXX			1				3	[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $21.91 exceeds tolerance of $20.00. Insufficient or no cure was provided to the borrower. (7520)	Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: No valid change in circumstance for fee increase		Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_12407	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Investment	Refinance Rate/Term	N/A	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	CMLTI 2025-RP3_12409	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX Disaster Name: XXXXXXXXXXXXXX Disaster Declaration Date: XX/XX/XXXX			1				3	[3] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (FinXX/XX/XXXX017)	Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: The CD wasn't signed by borrower. no documentation showing earlier received date		Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_12408	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	Temporary SHQM (GSE/Agency Eligible)	3	1	1	3	[3] Federal Compliance - TRID Final Closing Disclosure Total Of Payments: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on XX/XX/XXXX disclosed an inaccurate Total of Payments on page 5 that does not match the actual total of payments for the loan (fee amounts included in TOP calculation are based on Closing Disclosure dated XX/XX/XXXX). (FinXX/XX/XXXX017)
[3] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $20.00 exceeds tolerance of $0.00 plus 10% or $0.00.  Insufficient or no cure was provided to the borrower. (0)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of $128.34 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (8304)	Federal Compliance - TRID Final Closing Disclosure Total Of Payments: Disclosed Calculated Total of Payments are $638,510.43. Due Diligence Calculated Total of Payment are $638,530.30 . There is a variance of $19.87.
Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: Fee increased without a Valid Change Of Circumstance. No cure provided to the borrower for fee overages above legal limit.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Fee increased without a Valid Change Of Circumstance. No cure provided to the borrower for fee overages above legal limit.	Federal Compliance - TRID Final Closing Disclosure Total Of Payments: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	CMLTI 2025-RP3_12406	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Non QM	3	3	[3] Guideline Issue - Aged document: Primary Valuation is older than guidelines permit: Valuation Type: Appraisal / Valuation Report Date: XX/XX/XXXX [3] AUS Discrepancy / Guidelines Discrepancy - AUS/Guideline Findings: All conditions were not met	Valuation effective date or Report date is more than 120 days prior to the Note Date or Notary Date. The appraisal is over 120 days old	1	3	[3] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Non QM.
[3] Federal Compliance - Overtime Bonus 2Yr Calc: Qualified Mortgage (Dodd-Frank 2014): Use of Overtime/Bonus income for less than two (2) years not justified or documented in writing. (XXXXXXXXXXXXX./Overtime)
[1] Federal Compliance - TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $35.00 exceeds tolerance of $30.00 plus 10% or $33.00.  Sufficient or excess cure was provided to the borrower at Closing. (0)
[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Document Preparation Fee.  Fee Amount of $40.00 exceeds tolerance of $0.00.  Sufficient or excess cure was provided to the borrower at Closing. (7563)
[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Wire /Funding/ Disbursement Fee.  Fee Amount of $25.00 exceeds tolerance of $0.00.  Sufficient or excess cure was provided to the borrower at Closing. (75206)
[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Second Appraisal Fee.  Fee Amount of $150.00 exceeds tolerance of $0.00.  Sufficient or excess cure was provided to the borrower at Closing. (7507)
[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $430.00 exceeds tolerance of $125.00. Sufficient or excess cure was provided to the borrower at Closing. (7506)	Federal Compliance - Check Loan Designation Match - QM: The appraisal is dated over 120 days from the note date and as such the loans is waterfalling through QM testing
Federal Compliance - Overtime Bonus 2Yr Calc: The appraisal is dated over 120 days from the note date and as such the loans is waterfalling through QM testing	REVIEWER - CURED COMMENT (2023-01-24): Sufficient Cure Provided At Closing
REVIEWER - CURED COMMENT (2023-01-24): Sufficient Cure Provided At Closing
REVIEWER - CURED COMMENT (2023-01-24): Sufficient Cure Provided At Closing
REVIEWER - CURED COMMENT (2023-01-24): Sufficient Cure Provided At Closing
																							REVIEWER - CURED COMMENT (2023-01-24): Sufficient Cure Provided At Closing	Federal Compliance - Check Loan Designation Match - QM: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.			TILA ATR/QM	C	C	C	C	C	C	C	C	C	C	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_12403	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX Disaster Name: XXXXXXXXXXXXXX XXXXXXXXXXXX Disaster Declaration Date: XX/XX/XXXX			1				1							-	C	C	C	C	C	A	A	A	A	A	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_12399	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	3	1	3	[3] Appraisal Data Integrity - Appraiser's license or certification was not active at the time of the appraisal.: Valuation Type: Appraisal / Valuation Report Date: XX/XX/XXXX	3	[3] Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on XX/XX/XXXX disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated XX/XX/XXXX). (FinXX/XX/XXXX017)
[3] Federal Compliance - TRID Lender Credit Tolerance Violation: TILA-RESPA Integrated Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of $-2,236.25 is less than amount of binding Lender Credit previously disclosed in the amount of $-2,250.00. (9300)	Federal Compliance - TRID Final Closing Disclosure Finance Charge: Disclosed Finance Charges are $362,985.46. Due Diligence Finance Charges are $363,258.98. There is a variance of $273.53. Seller's Itemization of Amount Financed reflects the the Title-settlement fee of $275.00 was not included.
Federal Compliance - TRID Lender Credit Tolerance Violation: Final Lender Credit of $-2,236.25 was previously disclosed to the borrower on the loan estimate, but it was not disclosed on the final closing disclosure	Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Lender Credit Tolerance Violation: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	A	A	A	A	A	B	B	B	B	B	C	C	C	C	C	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_12398	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	3	1				1				3	[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of $65.60 exceeds tolerance of $41.00. Insufficient or no cure was provided to the borrower. (8304)	Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: The transfer tax increased on the Final Closing Disclosure and a cure of $24.60 was not reflected.		Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	CMLTI 2025-RP3_12396	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX Disaster Name: XXXXXXXXXXXXXXXXXX Disaster Declaration Date: XX/XX/XXXX [3] Application / Processing - Missing Document: Tax Certificate not provided [2] Insurance Analysis - Hazard Insurance Policy expires within 90 days of the Note Date.: Hazard Insurance Policy Expiration Date XX/XX/XXXX, Note Date XX/XX/XXXX			1				1							-	C	C	C	C	C	A	A	A	A	A	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_12393	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	3	1	1	3	[3] Federal Compliance - TILA NMLSR - Originator Company NMLS information on documents does not match NMLS website: Truth in Lending Act (NMLSR Dodd- Frank 2014): Loan Originator Organization NMLS information on loan documents does not match NMLS.
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of $693.00 exceeds tolerance of $692.00. Insufficient or no cure was provided to the borrower. (8304)	Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of $693.00 exceeds tolerance of $692.00. Insufficient or no cure was provided to the borrower	Federal Compliance - TILA NMLSR - Originator Company NMLS information on documents does not match NMLS website: Assignee Liability: Civil actions that may be brought against a creditor may be maintained against any assignee only if the violation is apparent on the face of the disclosure or other documents assigned, except where the assignment was voluntary. This civil liability may include $4,000, in the case of an individual transaction, or the lesser of $500,000 or 1% of the creditor's net worth in the case of a class action (effectiveXX/XX/XXXXthis amount increases to the lesser of $1,000,000 or 1%), as well as actual damages, court costs, and attorneys' fees. For an anti-steering violation, the creditor may also be liable in an amount equal to the sum of all finance charges and fees paid by the consumer, unless the creditor demonstrates the failure to comply is not material. Notwithstanding any other provision of law, when a creditor, assignee, or other holder or anyone acting on behalf of the creditor, assignee, or holder, initiates a judicial or nonjudicial foreclosure of the residential mortgage loan, or any other action to collect the debt in connection with such loan, a consumer may assert a violation as a matter of defense by recoupment or set off without regard for the time limit on a private action for damages.
EffectiveXX/XX/XXXX in addition to the aforementioned, the individual Loan Originator could be liable for statutory damages. The maximum liability is the greater of actual damages or 3 times the loan originator's compensation or gain, plus the cost to the consumer of the action. The Dodd-Frank Act extended the statute of limitations on TILA violations to 3 years from the date of the violation.

																								Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	CMLTI 2025-RP3_12389	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Investment	Refinance Limited Cash-out GSE	N/A	3	3	[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX Disaster Name: XXXXX Disaster Declaration Date: XX/XX/XXXX [3] Income Documentation - REO Documents are missing.: Address: XXXXXXXXXXXX, Address: XXXXXXXXXXXXTax Verification Statement, Tax Verification	1	2	[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX017)
																					[2] Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide "Right to Receive a Copy" appraisal disclosure to applicant within three (3) business days of application or determination of first lien status.	Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Verification appraisal was delivered to borrower was not provided. Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: Missing complete copy of the Appraisal Report for the subject property including all addendums and photos and verification that the Borrower(s) was provided with a copy at least 3 business days prior to the Note date. Additional conditions may apply.		Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: There is generally no Assignee Liability.			-	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_12390	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Safe Harbor QM	3	3	[3] AUS Discrepancy / Guidelines Discrepancy - AUS/Guideline Findings: All conditions were not met
[3] Application / Processing - FEMA Disaster Issue: Property is located in a FEMA Disaster area and has not been inspected.: Disaster Name: XXXXXXXXX
Disaster Declaration Date: XX/XX/XXXX
Disaster End Date:  XX/XX/XXXX
[3] Appraisal Documentation - Missing Document: Appraisal not provided
[3] Income Documentation - The verification of employment is not within 10 business days of the Note.: Borrower: XXXXXXXXXXXX// Employment Type: Employment / Income Type: Wages / Start Date: XX/XX/XXXX
[3] Income Documentation - The verification of employment is not within 10 business days of the Note.: Borrower: XXXXXXXXXXXX// Employment Type: Employment / Income Type: Wages / Start Date: XX/XX/XXXX
[3] Income Documentation - The verification of employment is not within 10 business days of the Note.: Borrower: XXXXXXXXXXXX// Employment Type: Employment / Income Type: Wages / Start Date: XX/XX/XXXX
[3] Income Documentation - The verification of employment is not within 10 business days of the Note.: Borrower: XXXXXXXXXXXX// Employment Type: Employment / Income Type: Wages / Start Date: XX/XX/XXXX
[3] Income Documentation - The verification of employment is not within 10 business days of the Note.: Borrower: XXXXXXXXXXXX// Employment Type: Employment / Income Type: Wages / Start Date: XX/XX/XXXX
[3] Income Documentation - The verification of employment is not within 10 business days of the Note.: Borrower: XXXXXXXXXXXX// Employment Type: Employment / Income Type: Wages / Start Date: XX/XX/XXXX
[3] Income Documentation - The verification of employment is not within 10 business days of the Note.: Borrower: XXXXXXXXXXXX// Employment Type: Employment / Income Type: Wages / Start Date: XX/XX/XXXX	Missing appraisal.	1	3	[3] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Safe Harbor QM.
[3] Federal Compliance - NMLS - Missing Evidence of Initial Loan Application Date: Truth in Lending Act (NMLSR Dodd- Frank 2014): Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.
[3] Federal Compliance - TRID Final Closing Disclosure did not disclose Amount of Escrowed Property Costs over Year 1 - Pre October 2018: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Escrowed Property Costs over Year 1 of XXXX on Final Closing Disclosure provided on XX/XX/XXXX not accurate. (FinXX/XX/XXXX017)
[3] Federal Compliance - TRID Initial Loan Estimate Timing Electronically Provided: TILA-RESPA Integrated Disclosure: Loan Estimate not delivered to Borrower(s) within three (3) business days of application. Initial Loan Estimate dated XX/XX/XXXX was electronically provided without or prior to borrower's consent to receive electronic disclosures. Failure to comply with the provisions of the E-Sign Act and failure to provide good faith estimate of fees timely may result in additional fee tolerance violations. (InitiXX/XX/XXXX017)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee.  Fee Amount of $41.91 exceeds tolerance of $22.00.  Insufficient or no cure was provided to the borrower. (7520)
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	Federal Compliance - Check Loan Designation Match - QM: Loan designation discrepancy due to missing appraisal.
Federal Compliance - TRID Final Closing Disclosure did not disclose Amount of Escrowed Property Costs over Year 1 - Pre October 2018: Escrowed property costs over 1 year from the Borrower's Final CD are $XXXX, which is 11 months.  Actual costs are $XXXX
Federal Compliance - TRID Initial Loan Estimate Timing Electronically Provided: Missing Initial Loan Application Date.  Unable to verify compliance timing.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Missing a valid Change of Circumstance or sufficient cure for this tolerance violation.
Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: Missing Initial Loan Application Date. Unable to verify compliance timing.	Federal Compliance - Check Loan Designation Match - QM: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

Federal Compliance - NMLS - Missing Evidence of Initial Loan Application Date: Assignee Liability:  Civil actions that may be brought against a creditor may be maintained against any assignee only if the violation is apparent on the face of the disclosure or other documents assigned, except where the assignment was voluntary.  This civil liability may include $4,000, in the case of an individual transaction, or the lesser of $500,000 or 1% of the creditor's net worth in the case of a class action (effectiveXX/XX/XXXXthis amount increases to the lesser of $1,000,000 or 1%), as well as actual damages, court costs, and attorneys' fees.  For an anti-steering violation, the creditor may also be liable in an amount equal to the sum of all finance charges and fees paid by the consumer, unless the creditor demonstrates the failure to comply is not material.  Notwithstanding any other provision of law, when a creditor, assignee, or other holder or anyone acting on behalf of the creditor, assignee, or holder, initiates a judicial or nonjudicial foreclosure of the residential mortgage loan, or any other action to collect the debt in connection with such loan, a consumer may assert a violation as a matter of defense by recoupment or set off without regard for the time limit on a private action for damages.

EffectiveXX/XX/XXXX in addition to the aforementioned, the individual Loan Originator could be liable for statutory damages. The maximum liability is the greater of actual damages or 3 times the loan originator's compensation or gain, plus the cost to the consumer of the action. The Dodd-Frank Act extended the statute of limitations on TILA violations to 3 years from the date of the violation.

Federal Compliance - TRID Final Closing Disclosure did not disclose Amount of Escrowed Property Costs over Year 1 - Pre October 2018: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Initial Loan Estimate Timing Electronically Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																								Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA ATR/QM	D	D	D	D	D	B	C	B	C	B	A	A	A	A	A	D	D	D	D	D
XXXX	XXXX	CMLTI 2025-RP3_12386	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Second Home	Purchase	Temporary SHQM (GSE/Agency Eligible)	3	1	1	3	[3] Federal Compliance - TILA NMLSR - Individual Originator License Status Not Approved: Truth in Lending Act (NMLSR Dodd- Frank 2014): Individual Loan Originator not in approved license status to conduct loan origination activities.
[3] Federal Compliance - Federal Loan Originator Compensation - Individual LO Not NMLS Licensed at Time of Application: Truth in Lending Act (NMLSR Dodd- Frank 2014): Individual Loan Originator not NMLS licensed or registered at time of application.
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX017)	Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: File is missing evidence the Appraisal was provided to the Borrower.	Federal Compliance - Federal Loan Originator Compensation - Individual LO Not NMLS Licensed at Time of Application: "Assignee Liability: Civil actions that may be brought against a creditor may be maintained against any assignee only if the violation is apparent on the face of the disclosure or other documents assigned, except where the assignment was involuntary. This civil liability may include $4,000, in the case of an individual transaction, or the lesser of $500,000 or 1% of the creditor's net worth in the case of a class action (effectiveXX/XX/XXXXthis amount increases to the lesser of $1,000,000 or 1%), as well as actual damages, court costs, and attorneys' fees. For an anti-steering violation, the creditor may also be liable in an amount equal to the sum of all finance charges and fees paid by the consumer, unless the creditor demonstrates the failure to comply is not material. Notwithstanding any other provision of law, when a creditor, assignee, or other holder or anyone acting on behalf of the creditor, assignee, or holder, initiates a judicial or nonjudicial foreclosure of the residential mortgage loan, or any other action to collect the debt in connection with such loan, a consumer may assert a violation as a matter of defense by recoupment or set off without regard for the time limit on a private action for damages.
																								EffectiveXX/XX/XXXX in addition to the aforementioned, the individual Loan Originator could be liable for statutory damages. The maximum liability is the greater of actual damages or 3 times the loan originator's compensation or gain, plus the cost to the consumer of the action. The Dodd-Frank Act extended the statute of limitations on TILA violations to 3 years from the date of the violation."			TILA SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	CMLTI 2025-RP3_12385	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX Disaster Name: XXXXXXXXX, XXXXXXXXXXXX Disaster Declaration Date: XX/XX/XXXX [2] General - Title Policy Coverage is less than Original Loan Amount.: The Title Policy Amount of $XXXX is less than the note amount of$XXX,XXXbased on the Preliminary in file.	1	3	[3] Federal Compliance - TRID Final Closing Disclosure Total Of Payments: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on XX/XX/XXXX disclosed an inaccurate Total of Payments on page 5 that does not match the actual total of payments for the loan (fee amounts included in TOP calculation are based on Closing Disclosure dated XX/XX/XXXX). (FinXX/XX/XXXX017)
[3] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $20.00 exceeds tolerance of $0.00 plus 10% or $0.00. Insufficient or no cure was provided to the borrower. (0)	Federal Compliance - TRID Final Closing Disclosure Total Of Payments: The post closing CD dated XX/XX/XXXX reflects total of payments on page 5 as $547,505.56 and the final closing disclosure dated XX/XX/XXXX reflects total of payments on page as $547,485.56 a difference of $20.00.
																						Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: No valid COC or cure provided		Federal Compliance - TRID Final Closing Disclosure Total Of Payments: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_12377	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX Disaster Name: XXXXXXXXXXXXXXX Disaster Declaration Date: XX/XX/XXXX [3] Income Documentation - REO Documents are missing.: Address: XXXXXXXXXXXXXXXTax Verification			1				1							-	C	C	C	C	C	A	A	A	A	A	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_12374	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] HOA - HOA Dues amount was not evidenced in the file, and has not been included in the calculated debt ratio.: Valuation Type: Stated / Valuation Report Date: XX/XX/XXXX Property Type: PUD [3] Application / Processing - HOA Error: Subject is located in a project and HOA Information was not provided.: Valuation Type: Stated / Valuation Report Date: XX/XX/XXXX	1	3	[3] Federal Compliance - TRID Lender Credit Tolerance Violation: TILA-RESPA Integrated Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of $404.38 is less than amount of binding Lender Credit previously disclosed in the amount of $-395.00. (9300)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of $480.00 exceeds tolerance of $476.00. Insufficient or no cure was provided to the borrower. (8304)	Federal Compliance - TRID Lender Credit Tolerance Violation: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of $404.38 is less than amount of binding Lender Credit previously disclosed in the amount of $-395.00 with a variance of $799.38 and no cure provided.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of $480.00 exceeds tolerance of $476.00 with a variance of $4.00 and no cure provided.	Federal Compliance - TRID Lender Credit Tolerance Violation: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_12370	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX Disaster Name: XXXXX Disaster Declaration Date: XX/XX/XXXX	1	3	[3] Federal Compliance - TRID Revised Loan Estimate Timing Before Closing: TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on XX/XX/XXXX not received by borrower at least four (4) business days prior to closing. (InterXX/XX/XXXX017)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Origination Fee. Fee Amount of $204.96 exceeds tolerance of $203.00. Insufficient or no cure was provided to the borrower. (7325)	Federal Compliance - TRID Revised Loan Estimate Timing Before Closing: Loan Estimate that issued onXX/XX/XXXXas not received by borrower at least four (4) business days prior to closingXX/XX/XXXXFederal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Zero Percent Fee Tolerance exceeded for Loan Origination Fee. Fee Amount of $204.96 exceeds tolerance of $203.00. Insufficient or no cure was provided to the borrower with no valid COC in file	Federal Compliance - TRID Revised Loan Estimate Timing Before Closing: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_12369	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX Disaster Name: XXXXXXXXXXXXXXXXXX Disaster Declaration Date: XX/XX/XXXX [3] Mortgage / Program Eligibility - Missing Document: Note - Subordinate Lien not provided			1				3	[3] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (FinXX/XX/XXXX017)	Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Closing Disclosure was not provided to Borrower at least three business days prior to closing, as required.		Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_12367	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	3	3	[3] AUS Discrepancy / Guidelines Discrepancy - AUS/Guideline Findings: All conditions were not met [3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX Disaster Name: XXXXXXXXXXXXXXX Disaster Declaration Date: XX/XX/XXXX	XXXand XXXXXXXXXXXXXXX credit debts were omitted instead of being marked paid prior to closing as required by the AUS approval. A new AUS should have been submitted with the correct designation of paid prior to closing	1	3	[3] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Non QM.
[3] Federal Compliance - QM DTI: Qualified Mortgage (Dodd-Frank 2014): Total Debt to Income Ratio exceeds 43% and the images do not provide evidence loan is eligible for purchase, guarantee or insurance by the appropriate agency.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.	Federal Compliance - Check Loan Designation Match - QM: Unable to confirm loan designation TSHQM. Accounts omitted on the AUS should have been marked paid prior to close, and a new AUS submitted with the correct designation
Federal Compliance - QM DTI: Loan was AUS approved with a DTI of 46.XX, but XXXand XXXXXXXXXXXXXXX credit debts were omitted instead of being marked paid by closing as required by the AUS approval, and is waterfalling to ATR/QM standard DTI requirement of maximum 43%.	Federal Compliance - Check Loan Designation Match - QM: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

																								Federal Compliance - QM DTI: Although this issue is subject to a 3 year SOL for affirmative claims under TILA, AMC does not adjust grading taking into account TILA SOL for exceptions under ATR, given the potential for enhanced damages when asserting an ability to repay defense in response to an action to collect a debt by recoupment or set-off.			TILA ATR/QM	C	C	C	C	C	C	C	C	C	C	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_12364	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Investment	Refinance Rate/Term	N/A	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	CMLTI 2025-RP3_12362	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	3	1	1	3	[3] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (FinXX/XX/XXXX017)
[2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.	Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Evidence of earlier borrower receipt was not found in file.
Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Right to Cancel was issued on incorrect form. The correct model form H-9 Form must be used as lender is the same as originating lender.	Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.			TRID SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	CMLTI 2025-RP3_12361	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Home Improvement	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX Disaster Name: XXXXX XXXXXXXXX Disaster Declaration Date: XX/XX/XXXX			1				1							-	C	C	C	C	C	A	A	A	A	A	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_12358	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Investment	Refinance Rate/Term	N/A	3	3	[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX Disaster Name: XXXXXXXXX Disaster Declaration Date: XX/XX/XXXX			1				1							-	C	C	C	C	C	A	A	A	A	A	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_12357	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX Disaster Name: XXXXX Disaster Declaration Date: XX/XX/XXXX			1				3	[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of $180.29 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (8304)	Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Zero Percent Tolerance was later disclosed at $0 on LE but disclosed at $180.29 on Final Closing Disclosure. File does not contain valid COC for this fee, nor evidence of cure in file		Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_12353	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Second Home	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX Disaster Name: XXXXXXXXXXXXXXX Disaster Declaration Date: XX/XX/XXXX [2] Insurance Analysis - Hazard Insurance Policy expires within 90 days of the Note Date.: Hazard Insurance Policy Expiration Date XX/XX/XXXX, Note Date XX/XX/XXXX	1	3	[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of $614.90 exceeds tolerance of $409.00. Insufficient or no cure was provided to the borrower. (8304)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Deed Preparation Fee. Fee Amount of $75.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (75237)	Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Provide Valid Change of Circumstance with evidence to support change, or cure to the borrower with a Post-close Closing Disclosure and evidence it was sent to the borrower with an explanation of changes.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Provide Valid Change of Circumstance with evidence to support change, or cure to the borrower with a Post-close Closing Disclosure and evidence it was sent to the borrower with an explanation of changes.	Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_12352	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX Disaster Name: XXXXXXXXX, XXXXXXXXXXXX Disaster Declaration Date: XX/XX/XXXX	1	3	[3] Federal Compliance - ARM Disclosure Timing Testing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of the loan becoming an ARM.
[3] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[3] Federal Compliance - TILA NMLSR - Individual Originator License Status Not Approved: Truth in Lending Act (NMLSR Dodd- Frank 2014): Individual Loan Originator not licensed to conduct loan origination activities.
[3] Federal Compliance - TILA NMLSR - Individual Originator NMLS information on documents does not match NMLS website: Truth in Lending Act (NMLSR Dodd- Frank 2014): Individual Loan Originator NMLSR information on loan documents does not match NMLSR.
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX017)	Federal Compliance - ARM Disclosure Timing Testing: RM loan program disclosure not provided to the borrower within three (3) days of the loan becoming an ARM.
Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	Federal Compliance - ARM Disclosure Timing Testing: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - TILA NMLSR - Individual Originator NMLS information on documents does not match NMLS website: Assignee Liability:  Civil actions that may be brought against a creditor may be maintained against any assignee only if the violation is apparent on the face of the disclosure or other documents assigned, except where the assignment was voluntary.  This civil liability may include $4,000, in the case of an individual transaction, or the lesser of $500,000 or 1% of the creditor's net worth in the case of a class action (effectiveXX/XX/XXXXthis amount increases to the lesser of $1,000,000 or 1%), as well as actual damages, court costs, and attorneys' fees.  For an anti-steering violation, the creditor may also be liable in an amount equal to the sum of all finance charges and fees paid by the consumer, unless the creditor demonstrates the failure to comply is not material.  Notwithstanding any other provision of law, when a creditor, assignee, or other holder or anyone acting on behalf of the creditor, assignee, or holder, initiates a judicial or nonjudicial foreclosure of the residential mortgage loan, or any other action to collect the debt in connection with such loan, a consumer may assert a violation as a matter of defense by recoupment or set off without regard for the time limit on a private action for damages.
																								EffectiveXX/XX/XXXX in addition to the aforementioned, the individual Loan Originator could be liable for statutory damages. The maximum liability is the greater of actual damages or 3 times the loan originator's compensation or gain, plus the cost to the consumer of the action. The Dodd-Frank Act extended the statute of limitations on TILA violations to 3 years from the date of the violation.			TILA SOL Expired	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_12348	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Second Home	Purchase	Temporary SHQM (GSE/Agency Eligible)	2	1				1				2	[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX017) [2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.	Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Appraisal sent to the borrower onXX/XX/XXXXnd an email confirmation that it was delivered on the same date but no evidence that the borrower opened/read it.		Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	CMLTI 2025-RP3_12346	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Investment	Refinance Rate/Term	N/A	2	1				1				2	[2] Federal Compliance - Notice of Special Flood Hazard Disclosure Not Provided Timely: FDPA Notification Rule: Creditor did not provide a Notice of Special Flood Hazard Disclosure within a reasonable time prior to closing. [2] Application / Processing - Missing Document: Missing Lender's Initial 1003	Federal Compliance - Notice of Special Flood Hazard Disclosure Not Provided Timely: Notice of special hazard flood disclosure provided to borrower onXX/XX/XXXX was signed on the same day as it was provided.		Federal Compliance - Notice of Special Flood Hazard Disclosure Not Provided Timely: Liability for violations cannot be transferred to a subsequent purchaser of a loan.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	CMLTI 2025-RP3_12345	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Limited Cash-out GSE	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX Disaster Name: XXXXXXXXX Disaster Declaration Date: XX/XX/XXXX [3] General - Final Title Policy Coverage is less than Original Loan Amount.: The Final Title Policy Amount of $XXXX is less than the note amount of $XXX,XXX based on the Final in file.	The Final Title Policy Amount of $XXXX is less than the note amount of $XXX,XXX based on the Final in file.		1				3	[3] Federal Compliance - TRID Lender Credit Tolerance Violation: TILA-RESPA Integrated Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of $-4,760.11 is less than amount of binding Lender Credit previously disclosed in the amount of $-6,700.00. (9300)	Federal Compliance - TRID Lender Credit Tolerance Violation: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of $-4,760.11 is less than amount of binding Lender Credit previously disclosed in the amount of $-6,700.00.		Federal Compliance - TRID Lender Credit Tolerance Violation: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_12341	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	3	1				1				3	[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of $319.50 exceeds tolerance of $315.00. Insufficient or no cure was provided to the borrower. (8304)	Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Transfer Tax Fee disclosed on the initial Loan Estimate dated XX/XX/XXXX was $315.00 but increased to $319.50 on the final closing disclosure. No change of circumstance or cure was provided to the borrower.		Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	CMLTI 2025-RP3_12340	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	3	1				1				3	[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $1,833.06 exceeds tolerance of $1,148.00. Insufficient or no cure was provided to the borrower. (7200)	Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Loan Discount Point Fee disclosed as $1148 on LE dated XX/XX/XXXX, but disclosed as $1,833.06 on Final Closing Disclosure. Insufficient or no cure was provided to the borrower.		Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	CMLTI 2025-RP3_12339	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Document Error - Borrower(s) is not a U.S. Citizen, and the guideline required documentation was not provided.: Borrower: XXXXXXXXXXXXX [3] General - Missing Document: Verification of Non-US Citizen Status not provided [2] Application / Processing - 1003 Error: Citizenship Source Documentation was not provided: Borrower: XXXXXXXXXXXXX	Borrower has indicated Permanent Residence Status on application, but supporting documentation was not provided. Please provide a copy of the Permanent Resident Alien Card (I-551)		1				3	[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $426.00 exceeds tolerance of $213.00. Insufficient or no cure was provided to the borrower. (7200)	Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Loan Discount Points increased from $213.00 as disclosed on first disclosed on the XX/XX/XXXX LE, and increased to $426.00 on the initial CD dated XX/XX/XXXX. Prior to XX/XX/XXXX a revised LE should have been provided to re-baseline this fee due to the rate lock extension fees.		Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_12337	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Safe Harbor QM	3	3	[3] AUS Discrepancy / Guidelines Discrepancy - AUS/Guideline Findings: All conditions were not met [3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX Disaster Name: XXXXX Disaster Declaration Date: XX/XX/XXXX [3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	Failure due to missing MI Certificate	1	3	[3] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Safe Harbor QM.
[3] Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on XX/XX/XXXX disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated XX/XX/XXXX). (FinXX/XX/XXXX017)	Federal Compliance - Check Loan Designation Match - QM: Failure is due to missing MI Certificate.
Federal Compliance - TRID Final Closing Disclosure Finance Charge: Disclosed Finance Charges are $485,962.60. Due Diligence Finance Charges are $487,482.57. There is a variance of $1,519.97,	Federal Compliance - Check Loan Designation Match - QM: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

																								Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TILA ATR/QM	C	C	C	C	C	B	C	B	C	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_12336	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Limited Cash-out GSE	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX Disaster Name: XXXXXXXXXXXXXXXXXX Disaster Declaration Date: XX/XX/XXXX [2] Asset Calculation / Analysis - Available for Closing is insufficient to cover Cash From Borrower.: Documented qualifying Assets for Closing of $XXXX is less than Cash From Borrower $XXXX	The loan file is missing asset documents to verify the fees paid outside of closing.	1	3	[3] Federal Compliance - TILA NMLSR - Originator Company License Status Not Approved: Truth in Lending Act (NMLSR Dodd- Frank 2014): Loan Originator Organization not in approved license status to conduct loan origination activities.
[3] Federal Compliance - TRID Loan Estimate Timing: TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application. (InitiXX/XX/XXXX017)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points.  Fee Amount of $767.90 exceeds tolerance of $137.00.  Insufficient or no cure was provided to the borrower. (7200)
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.	Federal Compliance - TRID Loan Estimate Timing: The Loan Estimate issuedXX/XX/XXXX was not provided to the borrower within 3 business days of the application date ofXX/XX/XXXX.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: The Loan Estimate disclosed Loan Discount Points o f $137.00. The Final Closing Disclosure reflects Loan Discount Points of $767.90. A valid change of circumstance was not provided. No cure was provided to the borrower, a cure of $630.90 is required.	Federal Compliance - TRID Loan Estimate Timing: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_12335	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Investment	Refinance Rate/Term	N/A	3	3	[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX Disaster Name: XXXXX Disaster Declaration Date: XX/XX/XXXX [3] Insurance Documentation - Hazard Insurance Error: Missing HO-6 policy, blanket hazard insurance policy provided does not contain unit interior coverage.			1				2	[2] Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide "Right to Receive a Copy" appraisal disclosure to applicant within three (3) business days of application or determination of first lien status.	Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: The earliest signed document containing the "Right to Receive a Copy" verbiage is the initial Loan Estimated issued on XX/XX/XXXX with a signature date of XX/XX/XXXX.		Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: There is generally no Assignee Liability.			-	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_12330	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Mortgage / Program Eligibility - Missing Document: Note - Subordinate Lien not provided			1				3	[3] Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on XX/XX/XXXX disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated XX/XX/XXXX). (FinXX/XX/XXXX017)	Federal Compliance - TRID Final Closing Disclosure Finance Charge: Disclosed finance charges are $ 67,738.50. Due diligence finance charges are $ 67,702.50. There is a variance of $36.00.		Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_12326	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX Disaster Name: XXXXXXXXXXXXXXX Disaster Declaration Date: XX/XX/XXXX			1				2	[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.						-	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_12323	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Home Improvement	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX Disaster Name: XXXXXXXXXXXX Disaster Declaration Date: XX/XX/XXXX			1				1							-	C	C	C	C	C	A	A	A	A	A	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_12321	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX Disaster Name: XXXXX Disaster Declaration Date: XX/XX/XXXX			1				1							-	C	C	C	C	C	A	A	A	A	A	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_12318	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX Disaster Name: XXXXXXXXXXXXXXX Disaster Declaration Date: XX/XX/XXXX			1				1							-	C	C	C	C	C	A	A	A	A	A	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_12316	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX Disaster Name: XXXXX Disaster Declaration Date: XX/XX/XXXX [2] Insurance Analysis - Hazard Insurance Policy expires within 90 days of the Note Date.: Hazard Insurance Policy Expiration Date XX/XX/XXXX, Note Date XX/XX/XXXX			1				1							-	C	C	C	C	C	A	A	A	A	A	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_12315	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX Disaster Name: XXXXXXXXXXX Disaster Declaration Date: XX/XX/XXXX	1	3	[3] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (FinXX/XX/XXXX017)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax.  Fee Amount of $550.37 exceeds tolerance of $341.00.  Insufficient or no cure was provided to the borrower. (8304)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points.  Fee Amount of $705.33 exceeds tolerance of $310.00.  Insufficient or no cure was provided to the borrower. (7200)
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX017)	Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: No earlier receipt found in file
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: No evidence of COC in file. Insufficient or no cure was provided to the borrower
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: No evidence of COC in file. Insufficient or no cure was provided to the borrower
Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_12311	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX Disaster Name: XXXXXXXXXXXXXXX Disaster Declaration Date: XX/XX/XXXX			1				2	[2] Federal Compliance - TRID Final Closing Disclosure did not disclose Amount of Non-Escrowed Property Costs over Year 1: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Non-Escrowed Property Costs over Year 1 of XXXX on Final Closing Disclosure provided on XX/XX/XXXX not accurate. (FinXX/XX/XXXX017)	Federal Compliance - TRID Final Closing Disclosure did not disclose Amount of Non-Escrowed Property Costs over Year 1: Final CD disclosed monthly Hazard insurance payment of $139.58. However, Non-Escrowed Property Costs over Year 1 of XXXX does not match calculated annual sum.		Federal Compliance - TRID Final Closing Disclosure did not disclose Amount of Non-Escrowed Property Costs over Year 1: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			-	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_12312	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX Disaster Name: XXXXX Disaster Declaration Date: XX/XX/XXXX [3] Insurance Analysis - Insufficient Coverage: Hazard insurance coverage amount is insufficient.	Using the coverage listed on the insurance binder, the coverage shortage is $75,704.20.		1				1							-	C	C	C	C	C	A	A	A	A	A	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_12306	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX Disaster Name: XXXXXXXXXXXXXXX Disaster Declaration Date: XX/XX/XXXX	1	3	[3] Federal Compliance - TILA NMLSR - Individual Originator License Status Not Approved: Truth in Lending Act (NMLSR Dodd- Frank 2014): Individual Loan Originator not licensed to conduct loan origination activities.
[3] Federal Compliance - TRID Final Closing Disclosure Negative Amortization: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on XX/XX/XXXX incorrectly disclosed whether the loan contains Negative Amortization. (FinXX/XX/XXXX017)
[3] Federal Compliance - TRID Final Closing Disclosure Partial Payments: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on XX/XX/XXXX incorrectly disclosed whether the loan allows for Partial Payments. (FinXX/XX/XXXX017)
[3] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (InitiXX/XX/XXXX017)
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX017)	Federal Compliance - TRID Final Closing Disclosure Negative Amortization: Final Closing Disclosure provided on XX/XX/XXXX did not disclose whether the loan contains Negative Amortization.
Federal Compliance - TRID Final Closing Disclosure Partial Payments: Final Closing Disclosure provided on XX/XX/XXXX did not disclose whether the loan allows for Partial Payments.
Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Provide evidence the Closing Disclosure dated XX/XX/XXXX was provided to Borrower(s) at least three (3) business days prior to closing.
Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Provide evidence the Creditor provided a copy of each valuation to applicant three (3) business days prior to consummation.	Federal Compliance - TRID Final Closing Disclosure Negative Amortization: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Partial Payments: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_12305	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Investment	Refinance Rate/Term	N/A	3	3	[3] Application / Processing - FEMA Disaster Issue: Property is located in a FEMA Disaster area and has not been inspected.: Disaster Name: XXXXXXXXXXXXX Disaster Declaration Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX			1				1							-	C	C	C	C	C	A	A	A	A	A	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_12294	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	3	1	1	3	[3] Federal Compliance - TRID Final Closing Disclosure No Seller Paid Fees Primary Residence First Lien: TRID Final Closing Disclosure XX/XX/XXXX on a first lien purchase transaction did not disclose any Seller paid fees/charges on page 2. (Points and Fees testing limited to Borrower paid fees.) (FinXX/XX/XXXX017)
																					[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $48.52 exceeds tolerance of $42.00. Sufficient or excess cure was provided to the borrower at Closing. (7520)	Federal Compliance - TRID Final Closing Disclosure No Seller Paid Fees Primary Residence First Lien: The Seller CD is not in the file, and there are no Seller paid fees.	REVIEWER - CURED COMMENT (2023-01-25): Sufficient Cure Provided At Closing				TRID SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	CMLTI 2025-RP3_12293	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	3	1				1				3	[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of $46.75 exceeds tolerance of $36.00. Insufficient or no cure was provided to the borrower. (8304)	Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Transfer Tax Fee was last disclosed as $36.00 on LE but disclosed as $46.75 on Final Closing Disclosure. File does not contain a valid COC for this fee, nor evidence of cure in file. Provide a post-close CD disclosing the tolerance cure to include $10.75, a copy of refund check, proof of delivery, and a copy of the letter of explanation sent to the borrower disclosing the changes made.		Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	CMLTI 2025-RP3_12290	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Investment	Refinance Rate/Term	N/A	3	3	[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX Disaster Name: XXXXXXXXXXXXXXX Disaster Declaration Date: XX/XX/XXXX [3] Insurance Analysis - Insufficient Coverage: Hazard insurance coverage amount is insufficient.	Using the coverage listed on the insurance binder, the coverage shortage is $45,900.00.		1				1							-	C	C	C	C	C	A	A	A	A	A	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_12289	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Limited Cash-out GSE	Non QM	3	3	[3] AUS Discrepancy / Guidelines Discrepancy - AUS/Guideline Findings: All conditions were not met [3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX Disaster Name: XXXXX Disaster Declaration Date: XX/XX/XXXX [3] General - Missing Document: Verification of Non-US Citizen Status not provided [2] Application / Processing - 1003 Error: Citizenship Source Documentation was not provided: Borrower: XXXXXXXXXXXXX	The file is missing evidence the borrower is a legal resident of the United states as required by the AUS approval. The citizenship for the borrower was not provided on the 1003	1	3	[3] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Non QM.
[3] Federal Compliance - QM DTI: Qualified Mortgage (Dodd-Frank 2014): Total Debt to Income Ratio exceeds 43% and the images do not provide evidence loan is eligible for purchase, guarantee or insurance by the appropriate agency.
[3] Federal Compliance - Tip Income History: Qualified Mortgage (Dodd-Frank 2014): Tip income earned for less than two (2) years is not permitted. (XXXX,XXXX XXXX/Tip)
[3] Federal Compliance - TRID Final Closing Disclosure Total Of Payments: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on XX/XX/XXXX disclosed an inaccurate Total of Payments on page 5 that does not match the actual total of payments for the loan (fee amounts included in TOP calculation are based on Closing Disclosure dated XX/XX/XXXX). (FinXX/XX/XXXX017)	Federal Compliance - Check Loan Designation Match - QM: The loan was agency approved with an Originator Loan Designation of Temp SHQM, but due to the missing verification the borrower is a legal resident of the United States, as required by the AUS approval, causing the loan to waterfall through the QM Testing, resulting in a Loan Designation discrepancy.
Federal Compliance - QM DTI: The loan was agency approved with an Originator Loan Designation of Temp SHQM, but due to the missing verification the borrower is a legal resident of the United States, as required by the AUS approval, causing the loan to waterfall through the QM Testing.
Federal Compliance - Tip Income History: The loan was agency approved with an Originator Loan Designation of Temp SHQM, but due to the missing verification the borrower is a legal resident of the United States, as required by the AUS approval, causing the loan to waterfall through the QM Testing.
Federal Compliance - TRID Final Closing Disclosure Total Of Payments: Final Closing Disclosure provided on XX/XX/XXXX disclosed an inaccurate Total of Payments on page 5 that does not match the actual total of payments for the loan	Federal Compliance - Check Loan Designation Match - QM: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

Federal Compliance - QM DTI: Although this issue is subject to a 3 year SOL for affirmative claims under TILA, AMC does not adjust grading taking into account TILA SOL for exceptions under ATR, given the potential for enhanced damages when asserting an ability to repay defense in response to an action to collect a debt by recoupment or set-off.

																								Federal Compliance - TRID Final Closing Disclosure Total Of Payments: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TILA ATR/QM	C	C	C	C	C	C	C	C	C	C	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_12288	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	3	1	1	3	[3] Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on XX/XX/XXXX disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated XX/XX/XXXX). (FinXX/XX/XXXX017)
[3] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (InitiXX/XX/XXXX017)
[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $800.00 exceeds tolerance of $600.00. Sufficient or excess cure was provided to the borrower at Closing. (7506)	Federal Compliance - TRID Final Closing Disclosure Finance Charge: Disclosed Finance Charges are $290,111.86. Due Diligence Finance Charges are $289,111.82. There is a variance of $-999.94
Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Evidence of earlier borrower receipt was not found in file.	REVIEWER - CURED COMMENT (2023-01-24): Sufficient Cure Provided At Closing	Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	CMLTI 2025-RP3_12287	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX Disaster Name: XXXXXXXXXXX Disaster Declaration Date: XX/XX/XXXX [3] Appraisal Data Integrity - Valuation Error: Appraiser did not complete analysis of the subject's prior sale and transfer history.: Valuation Type: Appraisal / Valuation Report Date: XX/XX/XXXX	1	3	[3] Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on XX/XX/XXXX disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated XX/XX/XXXX). (FinXX/XX/XXXX017)
[3] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (InitiXX/XX/XXXX017)	Federal Compliance - TRID Final Closing Disclosure Finance Charge: Final closing disclosure provided on XX/XX/XXXX disclosed Finance Charges of 119,730.84 calculated Finance Charges are $120,971.95 resulting in a variance of -$1,241.11
Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: CD dated XX/XX/XXXX no proof provided to borrower 3 days prior to final Cd dated XX/XX/XXXX	Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_12285	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX Disaster Name: XXXXX XXXXXXXXX Disaster Declaration Date: XX/XX/XXXX [3] Insurance Analysis - Insufficient Coverage: Hazard insurance coverage amount is insufficient.	Using the coverage listed on the insurance binder, the coverage shortage is $14,951.00.	1	3	[3] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (FinXX/XX/XXXX017)
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX017)	Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Initial CD Issued less than 6 days prior to closing and received by the borrower less than 3 business days prior to closing.
																						Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Creditor did not provide a copy of each valuation to applicant three business days prior to consummation.		Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_12286	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Investment	Refinance Limited Cash-out GSE	N/A	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	CMLTI 2025-RP3_12282	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Limited Cash-out GSE	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX Disaster Name: XXXXX Disaster Declaration Date: XX/XX/XXXX [3] Insurance Analysis - Insufficient Coverage: Hazard insurance coverage amount is insufficient.	There's a coverage shortfall of $13,850.		1				3	[3] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (InitiXX/XX/XXXX017)	Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: CD dated XX/XX/XXXX was not signed by borrower so it is defaulting to 3 business days after issue date. Evidence of Earlier borrower receipt date was not found in file.		Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_12277	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Streamlined	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX Disaster Name: XXXXXXXXXXXXXXX Disaster Declaration Date: XX/XX/XXXX	1	3	[3] Federal Compliance - TRID Lender Credit Tolerance Violation: TILA-RESPA Integrated Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of $-2,065.08 is less than amount of binding Lender Credit previously disclosed in the amount of $-2,936.00. (9300)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $266.81 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (7200)	Federal Compliance - TRID Lender Credit Tolerance Violation: Missing a valid Change of Circumstance for the decrease in Lender Credit. No evidence of a cure was provided.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Missing a valid Change of Circumstance for the increase in Loan Discount Points. No evidence of a cure was provided.	Federal Compliance - TRID Lender Credit Tolerance Violation: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_12275	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX Disaster Name: XXXXXXXXXX Disaster Declaration Date: XX/XX/XXXX			1				1							-	C	C	C	C	C	A	A	A	A	A	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_12276	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	3	1	1	3	[3] Federal Compliance - TRID Lender Credit Tolerance Violation: TILA-RESPA Integrated Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of $0.00 is less than amount of binding Lender Credit previously disclosed in the amount of $-147.00. (9300)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points.  Fee Amount of $148.00 exceeds tolerance of $0.00.  Insufficient or no cure was provided to the borrower. (7200)
[2] State Compliance - Nevada Home Loan (Ability to Repay not Verified): Nevada Home Loan:  File does not contain evidence that analysis of borrower’s ability to repay was performed based on verified income, obligations, assets, and/or employment.
[2] Federal Compliance - TRID Final Closing Disclosure did not disclose Total Property Costs Year 1 - Pre October 2018 Test: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Estimated Property Costs over Year 1 of 1,164.90 on Final Closing Disclosure provided on XX/XX/XXXX not accurate. (FinXX/XX/XXXX017)	Federal Compliance - TRID Lender Credit Tolerance Violation: Zero Percent Tolerance exceeded for Lender Credits. and no cure was provided
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Zero Percent Tolerance exceeded for Loan Discount Point. and no cure was provided to borrower
State Compliance - Nevada Home Loan (Ability to Repay not Verified): File does not contain evidence that analysis of borrower’s ability to repay was performed based on verified income, obligations, assets, and/or employment.
Federal Compliance - TRID Final Closing Disclosure did not disclose Total Property Costs Year 1 - Pre October 2018 Test: Amount of Estimated property cost over one year was not provided	Federal Compliance - TRID Lender Credit Tolerance Violation: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

State Compliance - Nevada Home Loan (Ability to Repay not Verified): Assignees and purchasers would qualify as “lenders” subject to the Act. Damages consist of three times the borrower’s actual damages, plus costs and reasonable attorney’s fees. In addition, borrower has a defense against the unpaid obligation of the home loan to the extent of any amount awarded by a court pursuant to the treble damages provision, and a court may cure default and cancel any pending foreclosure sale. However, the Act contains unique assignee protections, effectively allowing a blameless assignee to force the person from whom the loan was acquired to repurchase the loan and pay costs and damages costs if the lender did not originate the home loan or willfully engage in any unfair lending practice in connection with the home loan.

																								Federal Compliance - TRID Final Closing Disclosure did not disclose Total Property Costs Year 1 - Pre October 2018 Test: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	CMLTI 2025-RP3_12274	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Investment	Refinance Rate/Term	N/A	2	1				1				2	[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX017)	Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: The appraisal was not provided to the borrower within 3 business days of closing.					-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	CMLTI 2025-RP3_12273	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Income Documentation - REO Documents are missing.: Address: XXXXXXXXXXXXX Statement			1				1							-	C	C	C	C	C	A	A	A	A	A	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_12272	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX Disaster Name: XXXXXXXXXX Disaster Declaration Date: XX/XX/XXXX			1				1							-	C	C	C	C	C	A	A	A	A	A	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_12271	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Investment	Refinance Rate/Term	N/A	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	CMLTI 2025-RP3_12270	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Application / Processing - FEMA Disaster Issue: Property is located in a FEMA Disaster area and has not been inspected.: Disaster Name: XXXXXXXXXXXXX Disaster Declaration Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX	1	3	[3] Federal Compliance - TRID Lender Credit Tolerance Violation: TILA-RESPA Integrated Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of $-1,361.85 is less than amount of binding Lender Credit previously disclosed in the amount of $-1,857.00. (9300)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $102.60 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (7200)	Federal Compliance - TRID Lender Credit Tolerance Violation: There is no change of circumstance to validate the reduction in the lender credit from loan estimate to the final closing disclosure.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: The zero tolerance fee of $102.60 for the discount points, however it is indicated on the final closing disclosure in the amount of $102.60. There is no valid change of circumstance in the file and a sufficient cure was not provided by the lender.	Federal Compliance - TRID Lender Credit Tolerance Violation: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_12269	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX Disaster Name: XXXXXXXXXXXXXXX Disaster Declaration Date: XX/XX/XXXX	1	3	[3] Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on XX/XX/XXXX disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated XX/XX/XXXX). (FinXX/XX/XXXX017)
[2] Federal Compliance - TRID Final Closing Disclosure Other Includes Insurance Costs: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on XX/XX/XXXX disclosed whether Homeowners insurance is included in escrow in incorrect section. Creditor disclosed insurance to consumer in “Other” section where regulation requires disclosure under “Homeowner’s Insurance” section of Projected Payments table. Disclosure requirement met, non-material exception for incorrect format/placement. (FinXX/XX/XXXX017)	Federal Compliance - TRID Final Closing Disclosure Finance Charge: Disclosed Finance Charges are $134,007.56. Due Diligence Finance Charges are $135,056.38. There is a variance of $1,048.82.
Federal Compliance - TRID Final Closing Disclosure Other Includes Insurance Costs: Final Closing Disclosure provided on XX/XX/XXXX disclosed whether Homeowners insurance is included in escrow in incorrect section. Creditor disclosed insurance to consumer in “Other” section where regulation requires disclosure under “Homeowner’s Insurance” section of Projected Payments table. Disclosure requirement met, non-material exception for incorrect format/placement.	Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Final Closing Disclosure Other Includes Insurance Costs: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_12268	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX Disaster Name: XXXXXXXXXXXXXXX Disaster Declaration Date: XX/XX/XXXX	1	3	[3] Federal Compliance - TRID Initial Loan Estimate Timing Electronically Provided: TILA-RESPA Integrated Disclosure: Loan Estimate not delivered to Borrower(s) within three (3) business days of application. Initial Loan Estimate dated XX/XX/XXXX was electronically provided without or prior to borrower's consent to receive electronic disclosures. Failure to comply with the provisions of the E-Sign Act and failure to provide good faith estimate of fees timely may result in additional fee tolerance violations. (InitiXX/XX/XXXX017)
[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee.  Fee Amount of $26.35 exceeds tolerance of $25.00.  Sufficient or excess cure was provided to the borrower at Closing. (7520)
[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $500.00 exceeds tolerance of $495.00. Sufficient or excess cure was provided to the borrower at Closing. (7506)	Federal Compliance - TRID Initial Loan Estimate Timing Electronically Provided: The initial Loan Estimate signedXX/XX/XXXXas electronically signed prior to borrower's consent to electronic disclosure. Documentation is needed in file that reflects borrowers agreement to electronic signatures.
Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: The borrowers Closing Disclosure lists a Credit Report Fee total of $26.35.00 that exceeds increase tolerance due to the amount being listed on the initial Loan Estimate as $25.00.
																						Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: The borrowers Closing Disclosure lists an Appraisal Fee of $500.00 that exceeds increase tolerance due to the amount being listed on the initial Loan Estimate as $495.00.	REVIEWER - CURED COMMENT (2023-01-25): Sufficient Cure Provided At Closing REVIEWER - CURED COMMENT (2023-01-25): Sufficient Cure Provided At Closing	Federal Compliance - TRID Initial Loan Estimate Timing Electronically Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_12267	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Temporary SHQM (GSE/Agency Eligible)	3	2	[2] General - Title Policy Coverage is less than Original Loan Amount.: The Title Policy Amount of $XXXX is less than the note amount of$XXX,XXX based on the Preliminary in file.			1				3	[3] Federal Compliance - TRID Final Closing Disclosure Total Of Payments: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on XX/XX/XXXX disclosed an inaccurate Total of Payments on page 5 that does not match the actual total of payments for the loan (fee amounts included in TOP calculation are based on Closing Disclosure dated XX/XX/XXXX). (FinXX/XX/XXXX017)	Federal Compliance - TRID Final Closing Disclosure Total Of Payments: No itemization of amount financed in file, there is a $20 Title-Wire fee that was not included in the calculation.		Federal Compliance - TRID Final Closing Disclosure Total Of Payments: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	CMLTI 2025-RP3_12266	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	3	1	1	3	[3] Federal Compliance - TRID Lender Credit Tolerance Violation: TILA-RESPA Integrated Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of $-1,116.60 is less than amount of binding Lender Credit previously disclosed in the amount of $-1,246.00. (9300)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $1,847.60 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (7200)	Federal Compliance - TRID Lender Credit Tolerance Violation: Missing a valid Change of Circumstance for reduction in the Lender credit. Final Lender Credit of -$1,116.60 is less than amount of binding Lender Credit previously disclosed in the amount of -$1,246.00.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Missing valid Change of Circumstance for $1,847.60 Loan Discount Fee disclosed in Initial Closing Disclosure datedXX/XX/XXXX. Final Closing does not disclose a Lender cure credit.	Federal Compliance - TRID Lender Credit Tolerance Violation: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	CMLTI 2025-RP3_12262	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Investment	Purchase	N/A	2	1				1				2	[2] Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:PrimaXX/XX/XXXX017)	Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing.		Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): There is generally no Assignee Liability.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	CMLTI 2025-RP3_12260	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	2	1	1	2	[2] Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:PrimaXX/XX/XXXX017)
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.
[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Re-Inspection Fee.  Fee Amount of $125.00 exceeds tolerance of $0.00.  Sufficient or excess cure was provided to the borrower at Closing. (75103)
																					[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $700.00 exceeds tolerance of $500.00. Sufficient or excess cure was provided to the borrower at Closing. (7506)	Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): There is no acknowledgment from the borrower showing receipt of the appraisal at or prior to closing.	REVIEWER - CURED COMMENT (2023-01-25): Sufficient Cure Provided At Closing REVIEWER - CURED COMMENT (2023-01-25): Sufficient Cure Provided At Closing	Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): There is generally no Assignee Liability. Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	CMLTI 2025-RP3_12259	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	3	1	1	3	[3] Federal Compliance - TRID Lender Credit Tolerance Violation: TILA-RESPA Integrated Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of $-946.90 is less than amount of binding Lender Credit previously disclosed in the amount of $-1,411.00. (9300)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of $53.40 exceeds tolerance of $27.00. Insufficient or no cure was provided to the borrower. (8304)	Federal Compliance - TRID Lender Credit Tolerance Violation: The lender credits were disclosed at $-1411 and increased to $-946.90 with no valid change of circumstance or cure provided.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: The transfer tax was disclosed as $27.00 and increased to $53.40 with no valid change of circumstance or cure provided.	Federal Compliance - TRID Lender Credit Tolerance Violation: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	CMLTI 2025-RP3_12258	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Mortgage / Program Eligibility - Missing Document: Note - Subordinate Lien not provided			1				1							-	C	C	C	C	C	A	A	A	A	A	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_12253	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Insufficient Coverage - The Hazard Insurance Policy effective date is after the funds disbursed.: Hazard Insurance Policy Effective Date XX/XX/XXXX; Disbursement Date: XX/XX/XXXX; Note Date: XX/XX/XXXX; Transaction Date: XX/XX/XXXX	1	3	[3] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (FinXX/XX/XXXX017)
[3] Federal Compliance - TRID Lender Credit Tolerance Violation: TILA-RESPA Integrated Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of $-1,869.89  is less than amount of binding Lender Credit previously disclosed in the amount of $-2,220.00. (9300)
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX016)	Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Provide evidence Closing Disclosure was provided to Borrower(s) at least three (3) business days prior to closing.
Federal Compliance - TRID Lender Credit Tolerance Violation: Missing Valid Change of Circumstance to justify decrease in Lender Credit.
Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation	Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Lender Credit Tolerance Violation: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_12252	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: XX/XX/XXXX
Disaster End Date: XX/XX/XXXX
Disaster Name: XXXXXXXXXXXXXX XXXXXXXXXXXX
Disaster Declaration Date: XX/XX/XXXX
[3] Insurance Documentation - Hazard Insurance Error: Missing HO-6 policy, blanket hazard insurance policy provided does not contain unit interior coverage.
[2] Insurance Analysis - Hazard Insurance Policy expires within 90 days of the Note Date.: Hazard Insurance Policy Expiration Date XX/XX/XXXX, Note Date XX/XX/XXXX	1	3	[3] Federal Compliance - TRID Loan Estimate Issue Date Not Provided: TILA-RESPA Integrated Disclosure: Loan Estimate estimated to be provided on XX/XX/XXXX did not disclose the actual Date Issued. Compliance testing may be unreliable using an estimated Date Issued based on best information available. (InterXX/XX/XXXX016)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $2,187.63 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (7200)	Federal Compliance - TRID Loan Estimate Issue Date Not Provided: The first page of the loan estimate is missing so the signature date was used as the date issued.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Zero Percent Fee Tolerance exceeded for Loan Discount Points without a valid change of circumstance or sufficient cure. Fee Amount of $2,187.63 exceeds tolerance of $0.00.	Federal Compliance - TRID Loan Estimate Issue Date Not Provided: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_12250	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Investment	Purchase	N/A	3	3	[3] Mortgage / Program Eligibility - AUS Findings: Investor qualifying total debt ratio discrepancy.: Calculated investor qualifying total debt ratio of XX.XX% exceeds AUS total debt ratio of 34.05000%. [3] Income Documentation - REO Documents are missing.: Address: XXXXXXXXXXXXXXInsurance Verification, Statement, Tax Verification	Final Loan Application reflects two payments on the primary residence,$X,XXXand $X,XXX, however the AUS only utilized the $X,XXX payment. Clarification of debt on the borrower's primary residence is required.		1				1							-	C	C	C	C	C	A	A	A	A	A	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_12251	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Investment	Purchase	N/A	3	3	[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX Disaster Name: XXXXXXXXXXX Disaster Declaration Date: XX/XX/XXXX			1				1							-	C	C	C	C	C	A	A	A	A	A	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_12249	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX Disaster Name: XXXXXXXXXXXXXXX Disaster Declaration Date: XX/XX/XXXX	1	3	[3] Federal Compliance - TRID Loan Estimate Timing: TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application. (InitiXX/XX/XXXX016)
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.
[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure - 1026.19(f)(2) Cure: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee.  Fee Amount of $20.00 exceeds tolerance of $19.00.  Sufficient or excess cure was provided to the borrower. (7520)
[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure - 1026.19(f)(2) Cure: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $756.80 exceeds tolerance of $680.00. Sufficient or excess cure was provided to the borrower. (7200)	Federal Compliance - TRID Loan Estimate Timing: Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application.	REVIEWER - CURED COMMENT (2023-01-30): Sufficient Cure Provided within 60 Days of Closing REVIEWER - CURED COMMENT (2023-01-30): Sufficient Cure Provided within 60 Days of Closing	Federal Compliance - TRID Loan Estimate Timing: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TRID SOL Expired	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_12246	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	3	1	1	3	[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $1,859.00 exceeds tolerance of $1,731.00. Insufficient or no cure was provided to the borrower. (7200)
																					[2] State Compliance - Minnesota Residential Mortgage Originator and Servicer Licensing Act (Ability to Repay not Verified): Minnesota Residential Mortgage Originator and Servicer Licensing Act Borrower’s ability to repay not verified with reliable documentation.	Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $1,859.00 exceeds tolerance of $1,731.00. no cure was provided		Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	CMLTI 2025-RP3_12243	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	CMLTI 2025-RP3_12242	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	CMLTI 2025-RP3_12231	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	3	1	1	3	[3] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Non QM.
[3] Federal Compliance - S-Corp Income Documentation Test: Qualified Mortgage (Dodd-Frank 2014): Self-employed income documentation not sufficient (S-Corp). (XXXXXXXXXXXXX/S-Corp)
[3] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (InitiXX/XX/XXXX016)	Federal Compliance - Check Loan Designation Match - QM: Loan is waterfalling to ATR/QM standard requirements because of missing current balance sheet.
Federal Compliance - S-Corp Income Documentation Test: The Distributions are substantially lower than the qualifying income.  No Year to Date balance sheet in file to confirm a quick ratio of 1 or less.  Missing current balance sheet.
Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: The initial Closing Disclosure was provided XX/XX/XXXX. The loan closed XX/XX/XXXX. The Final CD was provided XX/XX/XXXX.	Federal Compliance - Check Loan Designation Match - QM: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

																								Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TILA ATR/QM	A	A	A	A	A	C	C	C	C	C	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_12228	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	2	1				1				2	[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower. [1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $750.00 exceeds tolerance of $600.00. Sufficient or excess cure was provided to the borrower at Closing. (7506)		REVIEWER - CURED COMMENT (2023-01-26): Sufficient Cure Provided At Closing	Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	CMLTI 2025-RP3_12226	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX Disaster Name: XXXXXXXXX, XXXXXXXXXXXX Disaster Declaration Date: XX/XX/XXXX			1				3	[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Extension Fee. Fee Amount of $53.32 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (7349)	Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Zero Percent Fee Tolerance for Extension Fee Amount of $53.32 exceeds tolerance of $0.00. No cure was provided to the borrower at closing.		Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_12227	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Investment	Refinance Limited Cash-out GSE	N/A	3	3	[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX Disaster Name: XXXXX Disaster Declaration Date: XX/XX/XXXX			1				1							-	C	C	C	C	C	A	A	A	A	A	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_12225	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Second Home	Purchase	Non QM	3	3	[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX Disaster Name: XXXXXXXXXXX Disaster Declaration Date: XX/XX/XXXX [3] Insurance Analysis - Insufficient Coverage: Hazard insurance coverage amount is insufficient.	The Homeowners Insurance coverage is $127,000.00 with Increased Dwelling Coverage of $25,400. The Estimated Cost to Replace New is $223,119.00. The policy is insufficient by $26,095.20. Provide verification of policy with sufficient coverage OR provide copy of insurer's replacement cost estimate supporting current coverage amount.	1	3	[3] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Non QM.
[3] Federal Compliance - QM Points and Fees: Qualified Mortgage (Dodd Frank 2014): Points and Fees on subject loan of XXXX% is in excess of the allowable maximum of  3.00000% of the Federal Total Loan Amount. Points and Fees total $XXXX on a Federal Total Loan Amount of XXXXXXvs. an allowable total of $XXXX (an overage of $XXXX or XXXX%).
[3] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (InitiXX/XX/XXXX016)
[3] Federal Compliance - TRID Lender Credit Tolerance Violation: TILA-RESPA Integrated Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of $-10.50  is less than amount of binding Lender Credit previously disclosed in the amount of $-416.00. (9300)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Origination Fee. Fee Amount of $13.04 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (7325)	Federal Compliance - Check Loan Designation Match - QM: Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Non QM.
Federal Compliance - QM Points and Fees: Points and Fees on subject loan of XXXX% is in excess of the allowable maximum of 3.00000% of the Federal Total Loan Amount. Points and Fees total $XXXX on a Federal Total Loan Amount of XXXXXXvs. an allowable total of $XXXX, an overage of $XXXX or XXXX%.
Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: The initial Closing Disclosure was provided on XX/XX/XXXX and the Closing Date is XX/XX/XXXX.
Federal Compliance - TRID Lender Credit Tolerance Violation: Final Lender Credit of $-10.50 is less than amount of binding Lender Credit previously disclosed in the amount of $-416.00.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: The Loan Origination Fee was not disclosed on Loan Estimate dated XX/XX/XXXX, but disclosed as $13.04 on Final Closing Disclosure. File does not contain a valid Change of Circumstance for this fee, sufficient or excessive cure provided at closing.	Federal Compliance - Check Loan Designation Match - QM: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Lender Credit Tolerance Violation: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TILA ATR/QM	C	C	C	C	C	C	C	C	C	C	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_12223	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Temporary SHQM (GSE/Agency Eligible)	3	1	1	3	[3] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (InitiXX/XX/XXXX016)
[3] Federal Compliance - TRID Lender Credit Tolerance Violation: TILA-RESPA Integrated Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of $0.00  is less than amount of binding Lender Credit previously disclosed in the amount of $-773.00. (9300)
[3] Federal Compliance - TRID Revised Loan Estimate Timing Before Closing: TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on XX/XX/XXXX not received by borrower at least four (4) business days prior to closing. (InterXX/XX/XXXX016)	Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Evidence of borrower's receipt of the Initial Loan Estimate dated XX/XX/XXXX within 3 business days prior to closing was not provided.
Federal Compliance - TRID Lender Credit Tolerance Violation: Final lender previously disclosed was -$773.00 which decreased to $0.00 on the final closing disclosure. No change of circumstance was provided to the borrower.
Federal Compliance - TRID Revised Loan Estimate Timing Before Closing: Evidence of borrower's receipt of the Revised Loan Estimate dated XX/XX/XXXX within 3 business days of the Loan application was not provided.	Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Lender Credit Tolerance Violation: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Revised Loan Estimate Timing Before Closing: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	CMLTI 2025-RP3_12222	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Limited Cash-out GSE	Safe Harbor QM	3	3	[3] AUS Discrepancy / Guidelines Discrepancy - AUS/Guideline Findings: All conditions were not met [3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX Disaster Name: XXXXX Disaster Declaration Date: XX/XX/XXXX [3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	The AUS Mortgage Insurance Certificate was not found in the file.	1	3	[3] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Safe Harbor QM.
[3] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (InitiXX/XX/XXXX016)
[3] Federal Compliance - TRID Revised Loan Estimate Timing Before Closing: TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on XX/XX/XXXX not received by borrower at least four (4) business days prior to closing. (InterXX/XX/XXXX016)	Federal Compliance - Check Loan Designation Match - QM: The AUS required Mortgage Insurance Certificate is missing causing the loan to waterfall through QM Testing, resulting in a Loan Designation discrepancy.
Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: The preliminary CD issued and received on XX/XX was not provided 3 business days prior to closing due to the inclusion of a holiday.
Federal Compliance - TRID Revised Loan Estimate Timing Before Closing: Documentation was not found to evidence the last LE issued on XX/XX was received at least 4 business days prior to closing.	Federal Compliance - Check Loan Designation Match - QM: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Revised Loan Estimate Timing Before Closing: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TILA ATR/QM	C	C	C	C	C	B	C	B	C	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_12220	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	3	2	[2] Asset Calculation / Analysis - Available for Closing is insufficient to cover Cash From Borrower.: Documented qualifying Assets for Closing of $0.00 is less than Cash From Borrower $XXXX	The amount of $XXXX is required for cash to close, but the borrower did not have assets in file nor POC supporting document in file.		1				3	[3] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (FinXX/XX/XXXX016)	Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: The initial CD provided on XX/XX/XXXX was signed by the borrower on XX/XX/XXXX.		Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_12219	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	3	1	1	3	[3] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (InitiXX/XX/XXXX016)
[3] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $300.00 exceeds tolerance of $250.00 plus 10% or $275.00.  Insufficient or no cure was provided to the borrower. (0)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee.  Fee Amount of $29.50 exceeds tolerance of $27.00.  Insufficient or no cure was provided to the borrower. (7520)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee.  Fee Amount of $600.00 exceeds tolerance of $500.00.  Insufficient or no cure was provided to the borrower. (7506)
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.
[2] Federal Compliance - TRID Final Closing Disclosure Non Escrowed Property Costs Year 1 Test: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Non-Escrowed Property Costs over Year 1 of XXXX on Final Closing Disclosure provided on XX/XX/XXXX not accurate. (FinXX/XX/XXXX016)	Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Initial closing disclosure not signed by borrower
Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: Insufficient cure provided for total overages.  Recording fees increased without valid change of circumstance.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Insufficient cure provided for total overages.  Credit report fee increased without valid change of circumstance.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Insufficient cure provided for total overages.  Appraisal fee increased without valid change of circumstance.
Federal Compliance - TRID Final Closing Disclosure Non Escrowed Property Costs Year 1 Test: Non-escrowed HOA dues $65/mo. per appraisal vs. $66/mo. on final CD.	Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																								Federal Compliance - TRID Final Closing Disclosure Non Escrowed Property Costs Year 1 Test: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	CMLTI 2025-RP3_12218	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	3	1	1	3	[3] Federal Compliance - TRID Final Closing Disclosure Escrow Account: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on XX/XX/XXXX did not disclose whether the loan will have an escrow account. (FinXX/XX/XXXX016)
[3] Federal Compliance - TRID Final Closing Disclosure Will Not Have Escrow Account: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on XX/XX/XXXX incorrectly disclosed whether the loan will have an escrow account. (FinXX/XX/XXXX016)
[3] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (FinXX/XX/XXXX016)
[2] Federal Compliance - TRID Final Closing Disclosure did not disclose Total Property Costs Year 1 - Pre October 2018 Test: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on XX/XX/XXXX did not disclose Estimated Property Costs over Year 1. (FinXX/XX/XXXX016)	Federal Compliance - TRID Final Closing Disclosure Escrow Account: The final closing disclosure did not disclose if the loan will have an escrow or will not have an escrow
Federal Compliance - TRID Final Closing Disclosure Will Not Have Escrow Account: The final closing disclosure did not disclose if the loan will have an escrow or will not have an escrow
Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Closing disclosure was not recieved and signed by borrower at least 3 business days to closing
Federal Compliance - TRID Final Closing Disclosure did not disclose Total Property Costs Year 1 - Pre October 2018 Test: Loan Disclosures: Final Closing Disclosure provided on XX/XX/XXXX did not disclose Estimated Property Costs over Year 1	Federal Compliance - TRID Final Closing Disclosure Escrow Account: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Will Not Have Escrow Account: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Final Closing Disclosure did not disclose Total Property Costs Year 1 - Pre October 2018 Test: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	CMLTI 2025-RP3_12217	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX Disaster Name: XXXXXXXXXXXXXXX Disaster Declaration Date: XX/XX/XXXX	1	3	[3] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $90.00 exceeds tolerance of $0.00 plus 10% or $0.00. Insufficient or no cure was provided to the borrower. (0)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $1,606.48 exceeds tolerance of $236.00. Insufficient or no cure was provided to the borrower. (7200)	Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: Missing a valid Change of Circumstance for the increase in Title - Document Preparation Fee. No evidence of a cure was provided.
																						Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Missing a valid Change of Circumstance for the increase in Loan Discount Points. No evidence of a cure was provided.		Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_12216	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX Disaster Name: XXXXXXXXX Disaster Declaration Date: XX/XX/XXXX [3] Insurance Documentation - Flood Insurance Error: Coverage amount was not provided.	Policy in file does not reflect a coverage amount.	1	3	[3] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (InitiXX/XX/XXXX016)
[2] Federal Compliance - Notice of Special Flood Hazard Disclosure Not Provided Timely: FDPA Notification Rule: Creditor did not provide a Notice of Special Flood Hazard Disclosure within a reasonable time prior to closing.	Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Initial Closing Disclosure was presumed to have been received on XX/XX/XXXX which was less than three days prior to closing date of XX/XX/XXXX.
Federal Compliance - Notice of Special Flood Hazard Disclosure Not Provided Timely: Notice of Special Flood Hazard Disclosure was provided XX/XX/XXXX which is the day of closing.	Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - Notice of Special Flood Hazard Disclosure Not Provided Timely: Liability for violations cannot be transferred to a subsequent purchaser of a loan.			TRID SOL Expired	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_12214	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Investment	Refinance Rate/Term	N/A	3	3	[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: XX/XX/XXXX
Disaster End Date: XX/XX/XXXX
Disaster Name: XXXXXXXXXXX
Disaster Declaration Date: XX/XX/XXXX
[3] Income Documentation - REO Documents are missing.: Address: XXXXXXXXXXX, Address: XXXXXXXXXXX Insurance Verification, Tax Verification
Insurance Verification, Tax Verification
													[2] Asset Calculation / Analysis - Available for Closing is insufficient to cover Cash From Borrower.: Documented qualifying Assets for Closing of $XXXX is less than Cash From Borrower $XXXX	The loan file is missing asset documents to verify the fees paid outside of closing.		1				2	[2] Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:PrimaXX/XX/XXXX016)	Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): Borrower waived right to receive a copy of the appraisal and was not provided with an appraisal at or before closing.		Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): There is generally no Assignee Liability.			-	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_12211	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	2	1	1	2	[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX016)
[2] Federal Compliance - RESPA -  Initial Escrow Account statement Inaccurate: RESPA: Initial escrow account statement does not match charges on HUD-1/Final Closing Disclosure.
																					[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $83.00 exceeds tolerance of $70.00. Sufficient or excess cure was provided to the borrower at Closing. (7520)	Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: A valid valuation was not provided to the borrower within 3 business days of consummation. Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: A valid change of circumstance has not been provided to support fee increase causing tolerance.	REVIEWER - CURED COMMENT (2023-01-30): Sufficient Cure Provided At Closing	Federal Compliance - RESPA - Initial Escrow Account statement Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	CMLTI 2025-RP3_12208	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Limited Cash-out GSE	Safe Harbor QM	3	3	[3] Income Documentation - Income Docs Missing:: Borrower: XXXXXXXXXXX, Borrower: XXXXXXXXXXX 4506-T XXXX, 4506-T XXXX 4506-T XXXX, 4506-T XXXX [3] Income Documentation - Income documentation requirements not met.	The Complete executed 4506-T with Year data entered is missing from the file.	1	3	[3] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Safe Harbor QM.
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.	Federal Compliance - Check Loan Designation Match - QM: The Complete executed 4506-T with Year data entered is missing from the file, causing the loan to waterfall through the QM Testing, resulting in a Loan Designation discrepancy.	Federal Compliance - Check Loan Designation Match - QM: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

																								Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA ATR/QM	C	C	C	C	C	B	C	B	C	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_12207	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	3	1	1	3	[3] Federal Compliance - Federal Loan Originator Compensation - Individual LO Not NMLS Licensed at Time of Application: Truth in Lending Act (NMLSR Dodd- Frank 2014): Individual Loan Originator not NMLS licensed or registered at time of application.	Federal Compliance - Federal Loan Originator Compensation - Individual LO Not NMLS Licensed at Time of Application: "Assignee Liability: Civil actions that may be brought against a creditor may be maintained against any assignee only if the violation is apparent on the face of the disclosure or other documents assigned, except where the assignment was involuntary. This civil liability may include $4,000, in the case of an individual transaction, or the lesser of $500,000 or 1% of the creditor's net worth in the case of a class action (effectiveXX/XX/XXXXthis amount increases to the lesser of $1,000,000 or 1%), as well as actual damages, court costs, and attorneys' fees. For an anti-steering violation, the creditor may also be liable in an amount equal to the sum of all finance charges and fees paid by the consumer, unless the creditor demonstrates the failure to comply is not material. Notwithstanding any other provision of law, when a creditor, assignee, or other holder or anyone acting on behalf of the creditor, assignee, or holder, initiates a judicial or nonjudicial foreclosure of the residential mortgage loan, or any other action to collect the debt in connection with such loan, a consumer may assert a violation as a matter of defense by recoupment or set off without regard for the time limit on a private action for damages.
																								EffectiveXX/XX/XXXX in addition to the aforementioned, the individual Loan Originator could be liable for statutory damages. The maximum liability is the greater of actual damages or 3 times the loan originator's compensation or gain, plus the cost to the consumer of the action. The Dodd-Frank Act extended the statute of limitations on TILA violations to 3 years from the date of the violation."			TILA SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	CMLTI 2025-RP3_12205	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Limited Cash-out GSE	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX Disaster Name: XXXXX Disaster Declaration Date: XX/XX/XXXX	1	3	[3] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (FinXX/XX/XXXX016)
[3] Federal Compliance - TRID Lender Credit Tolerance Violation: TILA-RESPA Integrated Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of $-13.20  is less than amount of binding Lender Credit previously disclosed in the amount of $-439.00. (9300)
[2] Federal Compliance - TRID Final Closing Disclosure Other Includes Insurance Costs: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on XX/XX/XXXX disclosed whether Homeowners insurance is included in escrow in incorrect section. Creditor disclosed insurance to consumer in “Other” section where regulation requires disclosure under “Homeowner’s Insurance” section of Projected Payments table. Disclosure requirement met, non-material exception for incorrect format/placement. (FinXX/XX/XXXX016)	Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: the only CD provided was issued XX/XX/XXXXnd signed XX/XX/XXXXy the borrower.
Federal Compliance - TRID Lender Credit Tolerance Violation: Lender Credit of $-13.20  is less than amount of binding Lender Credit previously disclosed in the amount of $-439.00. COC or cure was not provided.
Federal Compliance - TRID Final Closing Disclosure Other Includes Insurance Costs: The Walls In Insurance was shown in Other rather than in the Insurance section.	Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Lender Credit Tolerance Violation: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Final Closing Disclosure Other Includes Insurance Costs: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_12199	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Limited Cash-out GSE	Safe Harbor QM	3	3	[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX Disaster Name: XXXXX Disaster Declaration Date: XX/XX/XXXX [3] Income Documentation - Income documentation requirements not met.	Missing the VVOE dated 10 days prior to closing	1	3	[3] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Safe Harbor QM.
[3] Federal Compliance - TRID Lender Credit Tolerance Violation: TILA-RESPA Integrated Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of $-1,283.00 is less than amount of binding Lender Credit previously disclosed in the amount of $-1,284.00. (9300)	Federal Compliance - Check Loan Designation Match - QM: The Originator Loan Designation is Temp Safe Harbor. However, the loan is missing VVOE dated 10 business days prior to closing which resulted in a Due Diligence Loan Designation of Safe Harbor QM.
Federal Compliance - TRID Lender Credit Tolerance Violation: No valid change in circumstance for fee increase	Federal Compliance - Check Loan Designation Match - QM: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

																								Federal Compliance - TRID Lender Credit Tolerance Violation: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TILA ATR/QM	C	C	C	C	C	B	C	B	C	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_12198	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Insurance Analysis - Insufficient Coverage: Hazard insurance coverage amount is insufficient.	Using the coverage listed on the insurance binder, the coverage shortage is $121,500.00.	1	3	[3] Federal Compliance - TILA NMLSR - Originator Company Not Licensed at time of Application: Truth in Lending Act (NMLSR Dodd- Frank 2014): Loan Originator Organization not NMLS licensed or registered at time of application.
[3] Federal Compliance - TILA NMLSR - Originator Company License Status Not Approved: Truth in Lending Act (NMLSR Dodd- Frank 2014): Loan Originator Organization not in approved license status to conduct loan origination activities.
[3] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (FinXX/XX/XXXX016)
[3] Federal Compliance - TRID Initial Loan Estimate Timing Electronically Provided: TILA-RESPA Integrated Disclosure: Loan Estimate not delivered to Borrower(s) within three (3) business days of application. Initial Loan Estimate dated XX/XX/XXXX was electronically provided without or prior to borrower's consent to receive electronic disclosures. Failure to comply with the provisions of the E-Sign Act and failure to provide good faith estimate of fees timely may result in additional fee tolerance violations. (InitiXX/XX/XXXX016)
[3] Federal Compliance - TRID Lender Credit Tolerance Violation: TILA-RESPA Integrated Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of $0.00  is less than amount of binding Lender Credit previously disclosed in the amount of $-3,164.00. (9300)
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Initial CD Issued less than 6 days prior to closing and received by the borrower less than 3 business days prior to closing.
Federal Compliance - TRID Initial Loan Estimate Timing Electronically Provided: Disclosures were sent to borrower prior to obtaining consent for electronic disclosure from borrower.  Lender to provide proof of consent within initial 3 days of application OR proof of disclosure sent to borrower using another method within 3 days of application.
Federal Compliance - TRID Lender Credit Tolerance Violation: Lender Credit was shown as -$3,164.00 on LE but was $0.00 on the final CD. No valid COC or cure was provided. Tolerance violation is $3,164.00.	Federal Compliance - TILA NMLSR - Originator Company Not Licensed at time of Application: "Assignee Liability: Civil actions that may be brought against a creditor may be maintained against any assignee only if the violation is apparent on the face of the disclosure or other documents assigned, except where the assignment was voluntary. This civil liability may include $4,000, in the case of an individual transaction, or the lesser of $500,000 or 1% of the creditor's net worth in the case of a class action (effectiveXX/XX/XXXXthis amount increases to the lesser of $1,000,000 or 1%), as well as actual damages, court costs, and attorneys' fees. For an anti-steering violation, the creditor may also be liable in an amount equal to the sum of all finance charges and fees paid by the consumer, unless the creditor demonstrates the failure to comply is not material. Notwithstanding any other provision of law, when a creditor, assignee, or other holder or anyone acting on behalf of the creditor, assignee, or holder, initiates a judicial or nonjudicial foreclosure of the residential mortgage loan, or any other action to collect the debt in connection with such loan, a consumer may assert a violation as a matter of defense by recoupment or set off without regard for the time limit on a private action for damages.
EffectiveXX/XX/XXXX in addition to the aforementioned, the individual Loan Originator could be liable for statutory damages. The maximum liability is the greater of actual damages or 3 times the loan originator's compensation or gain, plus the cost to the consumer of the action. The Dodd-Frank Act extended the statute of limitations on TILA violations to 3 years from the date of the violation."

Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Initial Loan Estimate Timing Electronically Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Lender Credit Tolerance Violation: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_12196	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX Disaster Name: XXXXXXXXXXXXXXX Disaster Declaration Date: XX/XX/XXXX	1	3	[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Survey Fee. Fee Amount of $1,220.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (7723)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Title Update.  Fee Amount of $450.00 exceeds tolerance of $0.00.  Insufficient or no cure was provided to the borrower. (77225)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Subordination Fee. Fee Amount of $18.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (77186)	Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Fee Amount of $1,220.00 for Survey Fee exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Fee Amount of $450.00 for Title - Update Fee exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Fee Amount of $18.00 for Title - Subordination Fee exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower.	Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_12188	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Insurance Analysis - Insufficient Coverage: Hazard insurance coverage amount is insufficient.	Using the coverage listed on the insurance binder, the coverage shortage is $87,600.00.		1				1							-	C	C	C	C	C	A	A	A	A	A	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_12182	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	3	3	[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX Disaster Name: XXXXXXXXX Disaster Declaration Date: XX/XX/XXXX	1	3	[3] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Non QM.
[3] Federal Compliance - TILA NMLSR - Originator Company NMLS information on documents does not match NMLS website: Truth in Lending Act (NMLSR Dodd- Frank 2014):  Loan Originator Organization NMLS information on loan documents does not match NMLS.
[3] Federal Compliance - NMLS - Missing Evidence of Initial Loan Application Date: Truth in Lending Act (NMLSR Dodd- Frank 2014): Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.
[3] Federal Compliance - QM Points and Fees: Qualified Mortgage (Dodd Frank 2014): Points and Fees on subject loan of XXXX% is in excess of the allowable maximum of  3.00000% of the Federal Total Loan Amount. Points and Fees total $XXXX on a Federal Total Loan Amount of $XXXX vs. an allowable total of $XXXX (an overage of $XXXX or XXXX%).
[3] Federal Compliance - TRID Revised Loan Estimate Timing Before Closing: TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on XX/XX/XXXX not received by borrower at least four (4) business days prior to closing. (InterXX/XX/XXXX016)
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - TRID Final Closing Disclosure Other Includes Insurance Costs: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on XX/XX/XXXX disclosed whether Homeowners insurance is included in escrow in incorrect section. Creditor disclosed insurance to consumer in “Other” section where regulation requires disclosure under “Homeowner’s Insurance” section of Projected Payments table. Disclosure requirement met, non-material exception for incorrect format/placement. (FinXX/XX/XXXX016)	Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Non QM.
Federal Compliance - QM Points and Fees: Points and Fees on subject loan of XXXX% is in excess of the allowable maximum of  3.00000% of the Federal Total Loan Amount. Points and Fees total $XXXX on a Federal Total Loan Amount of $XXXX vs. an allowable total of $XXXX (an overage of $XXXX or XXXX%).
Federal Compliance - TRID Revised Loan Estimate Timing Before Closing: Loan Estimate issued on XX/XX/XXXX was not signed and dated by the borrower. Date nreceived is estimated as XX/XX/XXXX per USPS delivery standard. Closing date was XX/XX/XXXX. Loan Estimate not received by borrower at least four (4) business days prior to closing.
Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.. Missing Borrower signed and dated initial 1003.
Federal Compliance - TRID Final Closing Disclosure Other Includes Insurance Costs: Final Closing Disclosure provided on XX/XX/XXXX incorrectly disclosed whether Homeowners Insurance is included in escrow. Homowner's Insurance box was not checked, and "In escrow" was left blank. Walls in Insurance was mistakenly shown as "other" on page 1 of Final CD.	Federal Compliance - Check Loan Designation Match - QM: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

Federal Compliance - TILA NMLSR - Originator Company NMLS information on documents does not match NMLS website: Assignee Liability:  Civil actions that may be brought against a creditor may be maintained against any assignee only if the violation is apparent on the face of the disclosure or other documents assigned, except where the assignment was voluntary.  This civil liability may include $4,000, in the case of an individual transaction, or the lesser of $500,000 or 1% of the creditor's net worth in the case of a class action (effectiveXX/XX/XXXXthis amount increases to the lesser of $1,000,000 or 1%), as well as actual damages, court costs, and attorneys' fees.  For an anti-steering violation, the creditor may also be liable in an amount equal to the sum of all finance charges and fees paid by the consumer, unless the creditor demonstrates the failure to comply is not material.  Notwithstanding any other provision of law, when a creditor, assignee, or other holder or anyone acting on behalf of the creditor, assignee, or holder, initiates a judicial or nonjudicial foreclosure of the residential mortgage loan, or any other action to collect the debt in connection with such loan, a consumer may assert a violation as a matter of defense by recoupment or set off without regard for the time limit on a private action for damages.
EffectiveXX/XX/XXXX in addition to the aforementioned, the individual Loan Originator could be liable for statutory damages. The maximum liability is the greater of actual damages or 3 times the loan originator's compensation or gain, plus the cost to the consumer of the action. The Dodd-Frank Act extended the statute of limitations on TILA violations to 3 years from the date of the violation.

Federal Compliance - NMLS - Missing Evidence of Initial Loan Application Date: Assignee Liability:  Civil actions that may be brought against a creditor may be maintained against any assignee only if the violation is apparent on the face of the disclosure or other documents assigned, except where the assignment was voluntary.  This civil liability may include $4,000, in the case of an individual transaction, or the lesser of $500,000 or 1% of the creditor's net worth in the case of a class action (effectiveXX/XX/XXXXthis amount increases to the lesser of $1,000,000 or 1%), as well as actual damages, court costs, and attorneys' fees.  For an anti-steering violation, the creditor may also be liable in an amount equal to the sum of all finance charges and fees paid by the consumer, unless the creditor demonstrates the failure to comply is not material.  Notwithstanding any other provision of law, when a creditor, assignee, or other holder or anyone acting on behalf of the creditor, assignee, or holder, initiates a judicial or nonjudicial foreclosure of the residential mortgage loan, or any other action to collect the debt in connection with such loan, a consumer may assert a violation as a matter of defense by recoupment or set off without regard for the time limit on a private action for damages.

EffectiveXX/XX/XXXX in addition to the aforementioned, the individual Loan Originator could be liable for statutory damages. The maximum liability is the greater of actual damages or 3 times the loan originator's compensation or gain, plus the cost to the consumer of the action. The Dodd-Frank Act extended the statute of limitations on TILA violations to 3 years from the date of the violation.

Federal Compliance - TRID Revised Loan Estimate Timing Before Closing: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																								Federal Compliance - TRID Final Closing Disclosure Other Includes Insurance Costs: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.			TILA ATR/QM	C	C	C	C	C	C	C	C	C	C	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_12177	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	3	1	1	3	[3] Federal Compliance - TRID Lender Credit Tolerance Violation: TILA-RESPA Integrated Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of $-1,018.00 is less than amount of binding Lender Credit previously disclosed in the amount of $-1,359.00. (9300)
[2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.
[2] Federal Compliance - TRID Final Closing Disclosure did not disclose Amount of Non-Escrowed Property Costs over Year 1: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Non-Escrowed Property Costs over Year 1 of XXXX on Final Closing Disclosure provided on XX/XX/XXXX not accurate. (FinXX/XX/XXXX016)	Federal Compliance - TRID Lender Credit Tolerance Violation: Lender Credit was last disclosed as $-1,359.00 on LE but disclosed as $-1,018.00 on Final Closing Disclosure. File does not contain a valid COC for this fee nor evidence of cure in file.
Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Lender on the original mortgage is the same as the current lender.
Federal Compliance - TRID Final Closing Disclosure did not disclose Amount of Non-Escrowed Property Costs over Year 1: Final Closing Disclosure reflects annual Non-Escrowed Property Costs as $XXXX. This is based on a monthly HOA fee of $52.00. AUS reflects HOA dues as $54.00 monthly.	Federal Compliance - TRID Lender Credit Tolerance Violation: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.

																								Federal Compliance - TRID Final Closing Disclosure did not disclose Amount of Non-Escrowed Property Costs over Year 1: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	CMLTI 2025-RP3_12176	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Safe Harbor QM	3	3	[3] Asset Documentation - Asset documentation requirements not met. [3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX Disaster Name: XXXXX Disaster Declaration Date: XX/XX/XXXX [2] Asset Calculation / Analysis - Available for Closing is insufficient to cover Cash From Borrower.: Documented qualifying Assets for Closing of $XXXX is less than Cash From Borrower $XXXX	The File is missing the required funds to close The CD with date of X/XX reflects funds were required to close in the amount of $XXXX. The post close CD dated X/XX reflected $XXXX was required. There was no documentation found to support sufficient assets to close.	3	[3] Appraisal Data Integrity - Appraiser's license or certification was not active at the time of the appraisal.: Valuation Type: Appraisal / Valuation Report Date: XX/XX/XXXX	3	[3] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Safe Harbor QM.
[2] Federal Compliance - RESPA - Initial Escrow Account statement Inaccurate: RESPA: Initial escrow account statement does not match charges on HUD-1/Final Closing Disclosure.	Federal Compliance - Check Loan Designation Match - QM: The File is missing the required funds to close and as such is waterfalling through qm testing	Federal Compliance - Check Loan Designation Match - QM: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

																								Federal Compliance - RESPA - Initial Escrow Account statement Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA ATR/QM	C	C	C	C	C	B	C	B	C	B	C	C	C	C	C	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_12163	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	3	3	[3] AUS Discrepancy / Guidelines Discrepancy - AUS/Guideline Findings: All conditions were not met [3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	Missing MI cert.	1	3	[3] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Non QM.
[3] Federal Compliance - Overtime Bonus Probability of Continued Income: Qualified Mortgage (Dodd-Frank 2014): Overtime/Bonus income used to qualify not likely to continue. (XXXXXXXXXXXXX/Bonus)
[3] Federal Compliance - QM DTI: Qualified Mortgage (Dodd-Frank 2014): Total Debt to Income Ratio exceeds 43% and the images do not provide evidence loan is eligible for purchase, guarantee or insurance by the appropriate agency.
[3] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (InitiXX/XX/XXXX016)
[3] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $147.25 exceeds tolerance of $82.00 plus 10% or $90.20.  Insufficient or no cure was provided to the borrower. (0)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Administration Fee. Fee Amount of $100.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (7755)	Federal Compliance - Check Loan Designation Match - QM: The loan was aus approved however is missing the MI cert. resulting in a loan designation discrepancy.
Federal Compliance - Overtime Bonus Probability of Continued Income: The loan was aus approved however is missing the MI cert. and is waterfalling to ATR/QM standard documentation requirements.
Federal Compliance - QM DTI: The loan was aus approved with 46% dti, which exceeds max allowable dti per atr/qm requirements.
Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.
Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: Ten Percent Fee Tolerance exceeded. Total amount of $147.25 exceeds tolerance of $82.00 plus 10% or $90.20.  Insufficient or no cure was provided to the borrower.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Zero Percent Fee Tolerance exceeded for Administration Fee. Fee Amount of $100.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower.	Federal Compliance - Check Loan Designation Match - QM: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

Federal Compliance - QM DTI: Although this issue is subject to a 3 year SOL for affirmative claims under TILA, AMC does not adjust grading taking into account TILA SOL for exceptions under ATR, given the potential for enhanced damages when asserting an ability to repay defense in response to an action to collect a debt by recoupment or set-off.

Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TILA ATR/QM	C	C	C	C	C	C	C	C	C	C	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_12160	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Limited Cash-out GSE	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX Disaster Name: XXXXX Disaster Declaration Date: XX/XX/XXXX			1				3	[3] Federal Compliance - TRID Lender Credit Tolerance Violation: TILA-RESPA Integrated Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of $-1,355.30 is less than amount of binding Lender Credit previously disclosed in the amount of $-1,356.00. (9300)	Federal Compliance - TRID Lender Credit Tolerance Violation: 0% tolerance exceeded for Lender Credits. Final Lender Credit of $-1,355.30 is less than amount of binding Lender Credit previously disclosed in the amount of $-1,356.00		Federal Compliance - TRID Lender Credit Tolerance Violation: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_12153	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX Disaster Name: XXXXXXXXX, XXXXXXXXXXXX Disaster Declaration Date: XX/XX/XXXX [3] Income Documentation - REO Documents are missing.: Address: XXXXXXXXXXXXXXXInsurance Verification, Tax Verification	1	3	[3] Federal Compliance - Federal Loan Originator Compensation - Individual LO Not NMLS Licensed at Time of Application: Truth in Lending Act (NMLSR Dodd- Frank 2014): Individual Loan Originator not NMLS licensed or registered at time of application.
[3] Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on XX/XX/XXXX disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated XX/XX/XXXX). (FinXX/XX/XXXX016)
[3] Federal Compliance - TRID Final Closing Disclosure Total Of Payments: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on XX/XX/XXXX disclosed an inaccurate Total of Payments on page 5 that does not match the actual total of payments for the loan (fee amounts included in TOP calculation are based on Closing Disclosure dated XX/XX/XXXX). (FinXX/XX/XXXX016)
[3] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $3,294.00 exceeds tolerance of $2,749.00 plus 10% or $3,023.90.  Insufficient or no cure was provided to the borrower. (0)
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX016)
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.	Federal Compliance - TRID Final Closing Disclosure Finance Charge: Disclosed Finance Charges are $406,505.23. Due Diligence Finance Charges are $406,902.46. There is a variance of $397.23.
Federal Compliance - TRID Final Closing Disclosure Total Of Payments: Total of Payments Charges are $991.766.23. Due Diligence Finance Charges are $992,118.46. There is a variance of $352.23.
Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: Total Loan Estimate Title Fees of $2,749.00 increased on Final Disclosure to the amount of $3,294.00.
File does not contain a valid Change of Circumstance for this fee, nor evidence of cure.
Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Copy of Appraisal was not provided 3 business days prior to consummation.	Federal Compliance - Federal Loan Originator Compensation - Individual LO Not NMLS Licensed at Time of Application: "Assignee Liability: Civil actions that may be brought against a creditor may be maintained against any assignee only if the violation is apparent on the face of the disclosure or other documents assigned, except where the assignment was involuntary. This civil liability may include $4,000, in the case of an individual transaction, or the lesser of $500,000 or 1% of the creditor's net worth in the case of a class action (effectiveXX/XX/XXXXthis amount increases to the lesser of $1,000,000 or 1%), as well as actual damages, court costs, and attorneys' fees. For an anti-steering violation, the creditor may also be liable in an amount equal to the sum of all finance charges and fees paid by the consumer, unless the creditor demonstrates the failure to comply is not material. Notwithstanding any other provision of law, when a creditor, assignee, or other holder or anyone acting on behalf of the creditor, assignee, or holder, initiates a judicial or nonjudicial foreclosure of the residential mortgage loan, or any other action to collect the debt in connection with such loan, a consumer may assert a violation as a matter of defense by recoupment or set off without regard for the time limit on a private action for damages.
EffectiveXX/XX/XXXX in addition to the aforementioned, the individual Loan Originator could be liable for statutory damages. The maximum liability is the greater of actual damages or 3 times the loan originator's compensation or gain, plus the cost to the consumer of the action. The Dodd-Frank Act extended the statute of limitations on TILA violations to 3 years from the date of the violation."

Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Total Of Payments: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_12152	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX Disaster Name: XXXXXXXXXXXXXXX Disaster Declaration Date: XX/XX/XXXX			1				1							-	C	C	C	C	C	A	A	A	A	A	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_12151	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX Disaster Name: XXXXX Disaster Declaration Date: XX/XX/XXXX	1	3	[3] Federal Compliance - TRID Final Closing Disclosure Total Of Payments: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on XX/XX/XXXX disclosed an inaccurate Total of Payments on page 5 that does not match the actual total of payments for the loan (fee amounts included in TOP calculation are based on Closing Disclosure dated XX/XX/XXXX). (FinXX/XX/XXXX016)
[3] Federal Compliance - TRID Revised Loan Estimate Timing Before Closing: TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on XX/XX/XXXX not received by borrower at least four (4) business days prior to closing. (InterXX/XX/XXXX016)
[2] Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:PrimaXX/XX/XXXX016)
[2] Federal Compliance - RESPA - Initial Escrow Account statement Inaccurate: RESPA: Initial escrow account statement does not match charges on HUD-1/Final Closing Disclosure.	Federal Compliance - TRID Final Closing Disclosure Total Of Payments: Corrected on PCCD, in order to cure, provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed equivalent amount, and Re-open Rescission if Applicable
Federal Compliance - TRID Revised Loan Estimate Timing Before Closing: Loan estimated was not provided at least 4 days prior to closing.  Loan closed on XX/XX/XXXX.
Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): Verification Appraisal was delivered to borrower was not provided.	Federal Compliance - TRID Final Closing Disclosure Total Of Payments: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Revised Loan Estimate Timing Before Closing: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): There is generally no Assignee Liability.

																								Federal Compliance - RESPA - Initial Escrow Account statement Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TRID SOL Expired	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_12147	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Insurance Analysis - Insufficient Coverage: Hazard insurance coverage amount is insufficient.	SitusAMC uses FannieMae’s definition of acceptable coverage. Fannie Mae requires coverage equal to the lesser of the following: 100% of the insurable value of the improvements, as established by the property insurer; or the unpaid principal balance of the mortgage, as long as it at least equals the minimum amount—80% of the insurable value of the improvements—required to compensate for damage or loss on a replacement cost basis. If it does not, then coverage that does provide the minimum required amount must be obtained. There is a shortfall of $19,354.00.	1	3	[3] Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Under Disclosed: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on XX/XX/XXXX disclosed an escrow payment for payment stream 2 that does not match the actual payment for the loan. (ProjSeq:2/2102203)
[3] Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Under Disclosed: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on XX/XX/XXXX disclosed an escrow payment for payment stream 1 that does not match the actual payment for the loan. (ProjSeq:1/2102202)
[3] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (InitiXX/XX/XXXX016)
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.
[2] Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower.
[1] Federal Compliance - TRID Final Closing Disclosure Will Have Escrow - Monthly Escrow Payment Overdisclosed: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on XX/XX/XXXX disclosed the Monthly Escrow Payment that does not match the actual escrow payment for the loan. (FinXX/XX/XXXX016)	Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Under Disclosed: Per title commitment and Tax Certificate, total annual taxes are $XXXX or $XXXX/mo. Lender's calculations are based on taxes of $XXXX/mo.
Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Under Disclosed: Per title commitment and Tax Certificate, total annual taxes are $XXXX or $XXXX/mo.  Lender's calculations are based on taxes of $XXXX/mo.
Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Evidence of actual receipt date of initial Closing Disclosure, issued on XX/XX/XXXX, is not provided.  Default receipt date is XX/XX/XXXX, which is less than 3 business days prior to the closing date (XX/XX/XXXX).
Federal Compliance - TRID Final Closing Disclosure Will Have Escrow - Monthly Escrow Payment Overdisclosed: Per title commitment and Tax Certificate, total annual taxes are $XXXX or $XXXX/mo. Lender's calculations are based on taxes of $XXXX/mo.	REVIEWER - CURED COMMENT (2023-01-26): Sufficient Cure Provided At Closing	Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Under Disclosed: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Under Disclosed: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																								Federal Compliance - TRID Final Closing Disclosure Will Have Escrow - Monthly Escrow Payment Overdisclosed: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_12148	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Safe Harbor QM	3	3	[3] Asset Documentation - Asset documentation requirements not met.
[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: XX/XX/XXXX
Disaster End Date: XX/XX/XXXX
Disaster Name: XXXXXXXXXXXXXXX
Disaster Declaration Date: XX/XX/XXXX
[3] Document Error - The Preliminary/Commitment does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.: Title Evidence: Preliminary
State: HI
[2] Asset Calculation / Analysis - Available for Closing is insufficient to cover Cash From Borrower.: Documented qualifying Assets for Closing of $XXXX is less than Cash From Borrower $XXXX	The file does not contain sufficient assets as required by the AUS Verified assets in the amount of $XXXX are insufficient to meet reserves requirement of $XXXX. Final 1008 reflects $XXXX verified, however, AUS findings states assets totaling $XXXX must be verified for two-month period.	1	3	[3] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Safe Harbor QM.
[3] Federal Compliance - TRID Final Closing Disclosure Contact Information - Lender: TILA-RESPA Integrated Disclosure - Contact Information: Final Closing Disclosure provided on XX/XX/XXXX did not disclose the required  Lender Contact Information (Lender Name, Lender NMLS ID, Contact Name, Contact NMLS ID). (FinXX/XX/XXXX016)
[3] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (InitiXX/XX/XXXX016)
[3] Federal Compliance - TRID Initial Loan Estimate Timing Electronically Provided: TILA-RESPA Integrated Disclosure: Loan Estimate not delivered to Borrower(s) within three (3) business days of application. Initial Loan Estimate dated XX/XX/XXXX was electronically provided without or prior to borrower's consent to receive electronic disclosures. Failure to comply with the provisions of the E-Sign Act and failure to provide good faith estimate of fees timely may result in additional fee tolerance violations. (InitiXX/XX/XXXX016)
[2] Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:PrimaXX/XX/XXXX016)
[2] Federal Compliance - RESPA - Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower.	Federal Compliance - Check Loan Designation Match - QM: The file does not contain sufficient assets as required by the AUS and as such is waterfalling through qm testing
Federal Compliance - TRID Final Closing Disclosure Contact Information - Lender: The Contact Information section of the final CD did not disclose the Lender's Contact or Contact's NMLS ID.
Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Final LE is required to be received by borrower at least 1 day prior to Initial CD.  Based on documentation in file, Final LE was received by borrower on or after date Initial CD was received.  Evidence of earlier receipt of LE was not located in file.
Federal Compliance - TRID Initial Loan Estimate Timing Electronically Provided: Final LE is required to be received by borrower at least 1 day prior to Initial CD.  Based on documentation in file, Final LE was received by borrower on or after date Initial CD was received.  Evidence of earlier receipt of LE was not located in file.
Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing.	Federal Compliance - Check Loan Designation Match - QM: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

Federal Compliance - TRID Final Closing Disclosure Contact Information - Lender: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Initial Loan Estimate Timing Electronically Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): There is generally no Assignee Liability.

																								Federal Compliance - RESPA - Initial Escrow Account Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA ATR/QM	C	C	C	C	C	B	C	B	C	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_12146	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	3	1	1	3	[3] Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on XX/XX/XXXX disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated XX/XX/XXXX). (FinXX/XX/XXXX016)
[3] Federal Compliance - TRID Final Closing Disclosure Projected Mortgage Insurance Paystream 1: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on XX/XX/XXXX disclosed a '-' in the initial payment stream. (ProjSeq:1/2102738)
[3] Federal Compliance - TRID Final Closing Disclosure Total Of Payments: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on XX/XX/XXXX disclosed an inaccurate Total of Payments on page 5 that does not match the actual total of payments for the loan (fee amounts included in TOP calculation are based on Closing Disclosure dated XX/XX/XXXX). (FinXX/XX/XXXX016)
[3] Federal Compliance - TRID Final Closing Disclosure Will Have Escrow -  Initial Escrow Payment Test: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on XX/XX/XXXX disclosed the Initial Escrow Payment that does not match the escrow payment disclosed on page 2. (FinXX/XX/XXXX016)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Mortgage Insurance Premium.  Fee Amount of $6,300.00 exceeds tolerance of $6,135.00.  Insufficient or no cure was provided to the borrower. (7591)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee.  Fee Amount of $750.00 exceeds tolerance of $700.00.  Insufficient or no cure was provided to the borrower. (7506)
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.
[2] Federal Compliance - RESPA - Initial Escrow Account statement Inaccurate: RESPA: Initial escrow account statement does not match charges on HUD-1/Final Closing Disclosure.	Federal Compliance - TRID Final Closing Disclosure Finance Charge: Disclosed Finance Charges are $286,285.58. Due Diligence Finance Charges are $289,102. There is a variance of -$2816.42
Federal Compliance - TRID Final Closing Disclosure Projected Mortgage Insurance Paystream 1: Final Closing Disclosure provided on XX/XX/XXXX disclosed a '-' in the initial payment stream.
Federal Compliance - TRID Final Closing Disclosure Total Of Payments: Total of Payments are $654086.98. Due Diligence Total of Payments are $641486.98. There is a variance of -$12,600
Federal Compliance - TRID Final Closing Disclosure Will Have Escrow -  Initial Escrow Payment Test: Due to lender adding PMI in section G of final CD
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Mortgage Insurance Premium Fee increased from baseline of $6315 to $6300 with no valid coc or cure provided.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Appraisal Fee increased from baseline of $700 to $750 with no valid coc or cure provided.	Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Projected Mortgage Insurance Paystream 1: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Total Of Payments: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Will Have Escrow -  Initial Escrow Payment Test: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																								Federal Compliance - RESPA - Initial Escrow Account statement Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TRID SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	CMLTI 2025-RP3_12144	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Limited Cash-out GSE	Temporary SHQM (GSE/Agency Eligible)	3	1	1	3	[3] Federal Compliance - TILA NMLSR - Individual Originator License Status Not Approved: Truth in Lending Act (NMLSR Dodd- Frank 2014): Individual Loan Originator not in approved license status to conduct loan origination activities.
[3] Federal Compliance - Federal Loan Originator Compensation - Individual LO Not NMLS Licensed at Time of Application: Truth in Lending Act (NMLSR Dodd- Frank 2014): Individual Loan Originator not NMLS licensed or registered at time of application.
[3] Federal Compliance - TRID Lender Credit Tolerance Violation: TILA-RESPA Integrated Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of $-1,006.40 is less than amount of binding Lender Credit previously disclosed in the amount of $-1,007.00. (9300)	Federal Compliance - TRID Lender Credit Tolerance Violation: Missing a valid Change of Circumstance or cure for $0.60 for this zero percent tolerance violation.	Federal Compliance - Federal Loan Originator Compensation - Individual LO Not NMLS Licensed at Time of Application: "Assignee Liability: Civil actions that may be brought against a creditor may be maintained against any assignee only if the violation is apparent on the face of the disclosure or other documents assigned, except where the assignment was involuntary. This civil liability may include $4,000, in the case of an individual transaction, or the lesser of $500,000 or 1% of the creditor's net worth in the case of a class action (effectiveXX/XX/XXXXthis amount increases to the lesser of $1,000,000 or 1%), as well as actual damages, court costs, and attorneys' fees. For an anti-steering violation, the creditor may also be liable in an amount equal to the sum of all finance charges and fees paid by the consumer, unless the creditor demonstrates the failure to comply is not material. Notwithstanding any other provision of law, when a creditor, assignee, or other holder or anyone acting on behalf of the creditor, assignee, or holder, initiates a judicial or nonjudicial foreclosure of the residential mortgage loan, or any other action to collect the debt in connection with such loan, a consumer may assert a violation as a matter of defense by recoupment or set off without regard for the time limit on a private action for damages.
EffectiveXX/XX/XXXX in addition to the aforementioned, the individual Loan Originator could be liable for statutory damages. The maximum liability is the greater of actual damages or 3 times the loan originator's compensation or gain, plus the cost to the consumer of the action. The Dodd-Frank Act extended the statute of limitations on TILA violations to 3 years from the date of the violation."

																								Federal Compliance - TRID Lender Credit Tolerance Violation: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	CMLTI 2025-RP3_12138	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	3	1	1	3	[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $700.00 exceeds tolerance of $500.00. Insufficient or no cure was provided to the borrower. (7506)
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.	Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Appraisal Fee was last disclosed as $500.00 on Initial LE but disclosed as $700.00 on Final Closing Disclosure. File does not contain a valid COC for this fee, nor evidence of cure in file. Provide a post-close CD disclosing the tolerance cure to include $200.00, a copy of refund check, proof of delivery, and a copy of the letter of explanation sent to the borrower disclosing the changes made.	Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TRID SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	CMLTI 2025-RP3_12130	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] General - Missing Document: Econsent not provided			1				3	[3] Federal Compliance - TRID Initial Loan Estimate Timing Electronically Provided: TILA-RESPA Integrated Disclosure: Loan Estimate not delivered to Borrower(s) within three (3) business days of application. Initial Loan Estimate dated XX/XX/XXXX was electronically provided without or prior to borrower's consent to receive electronic disclosures. Failure to comply with the provisions of the E-Sign Act and failure to provide good faith estimate of fees timely may result in additional fee tolerance violations. (InitiXX/XX/XXXX016)	Federal Compliance - TRID Initial Loan Estimate Timing Electronically Provided: An E-sign consent was not located in the file. The borrower electronically signed the LE's dated XX/XX/XXXX and XX/XX/XXXX.		Federal Compliance - TRID Initial Loan Estimate Timing Electronically Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_12129	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	3	3	[3] AUS Discrepancy / Guidelines Discrepancy - AUS/Guideline Findings: All conditions were not met [3] Application / Processing - Missing Document: AUS not provided [3] Income Documentation - Verification(s) of employment is not within 10 business days of the Note.: Borrower: XXXXXXXXXXXXXXX // Employment Type: Employment / Income Type: Wages / Start Date: XX/XX/XXXX	File is missing AUS.	3	[3] Appraisal Documentation - Missing Document: Appraisal was made "subject to" and Form 1004D/442 was not provided.: Valuation Type: Appraisal / Valuation Report Date: XX/XX/XXXX	3	[3] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Non QM.
[3] Federal Compliance - Rental Income Documentation - Schedule E Method Test: Qualified Mortgage (Dodd-Frank 2014): Rental income documentation requirement not met for XXXXXXXXXXXXX.  Lease Agreement and/or Tax Return not provided. (XXXXXXXXXXXXX/Schedule E)
[3] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (FinXX/XX/XXXX016)	Federal Compliance - Check Loan Designation Match - QM: The Originator Loan Designation is Temp SHQM. However, the loan is missing AUS which resulted in a Due Diligence Loan Designation of Non QM.
Federal Compliance - Rental Income Documentation - Schedule E Method Test: As per Final 1003/1008  Property XXXXXXXXXXXXX offset the expenses with positive rental income therefor income override with $0. File is missing Lease Agreement.
Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Closing Disclosure not provided to borrower within time frame prior to closing.	Federal Compliance - Check Loan Designation Match - QM: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

																								Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TILA ATR/QM	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_12126	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Investment	Refinance Cash-out - Other	N/A	3	3	[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX Disaster Name: XXXXX Disaster Declaration Date: XX/XX/XXXX			1				2	[2] Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide "Right to Receive a Copy" appraisal disclosure to applicant within three (3) business days of application or determination of first lien status.	Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: File is missing evidence the borrower was provided and received a copy of LE at least 3 business days prior to closing.		Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: There is generally no Assignee Liability.			-	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_12125	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Non QM	3	3	[3] AUS Discrepancy / Guidelines Discrepancy - AUS/Guideline Findings: All conditions were not met [3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX Disaster Name: XXXXXXXXXXXXXX XXXXXXXXXXXX Disaster Declaration Date: XX/XX/XXXX [3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	All conditions not met as a result of missing MI cert.	1	3	[3] Federal Compliance - Appendix Q Liabilities – Invalid Exclusion Basis: Qualified Mortgage (Dodd-Frank 2014): One or more liabilities have been excluded from DTI calculation for a prohibited reason.
[3] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Non QM.
[3] Federal Compliance - Commission Tax Documentation: Qualified Mortgage (Dodd-Frank 2014): Commission income missing two years consecutive signed tax returns or tax transcripts (XXXXXXXXXXXXX/Commission)
[3] Federal Compliance - Overtime Bonus Declining: Qualified Mortgage (Dodd-Frank 2014): Use of continual decline in income for Overtime/Bonus not justified or documented. (XXXXXXXXXXXXX/Bonus)
[3] Federal Compliance - TRID Lender Credit Tolerance Violation: TILA-RESPA Integrated Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of $0.00  is less than amount of binding Lender Credit previously disclosed in the amount of $-3,315.00. (9300)
[3] Federal Compliance - TRID Revised Loan Estimate Issue and Received Date >  Closing Disclosure Issue and Received Date: TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on or after the date the Closing Disclosure was provided. (The Revised Loan Estimate was received on or after the Closing Disclosure.) (InterXX/XX/XXXX016)
[3] Federal Compliance - TRID Revised Loan Estimate Issue and Received Date >  Closing Disclosure Issue and Received Date: TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on or after the date the Closing Disclosure was provided. (The Revised Loan Estimate was received on or after the Closing Disclosure.) (InterXX/XX/XXXX016)
[3] Federal Compliance - TRID Revised Loan Estimate Issue and Received Date >  Closing Disclosure Issue and Received Date: TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on or after the date the Closing Disclosure was provided. (The Revised Loan Estimate was received on or after the Closing Disclosure.) (InterXX/XX/XXXX016)
[3] Federal Compliance - TRID Revised Loan Estimate Issue and Received Date >  Closing Disclosure Issue and Received Date: TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on or after the date the Closing Disclosure was provided. (The Revised Loan Estimate was received on or after the Closing Disclosure.) (InitiXX/XX/XXXX016)
[3] Federal Compliance - TRID Revised Loan Estimate Issue and Received Date >  Closing Disclosure Issue and Received Date: TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on or after the date the Closing Disclosure was provided. (The Revised Loan Estimate was received on or after the Closing Disclosure.) (InterXX/XX/XXXX016)
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.	Federal Compliance - Check Loan Designation Match - QM: The loan was aus approved however is missing the MI cert. resulting in a loan designation discrepancy.
Federal Compliance - Commission Tax Documentation: The loan was aus approved however is missing the MI cert. and is waterfalling to ATR/QM standard documentation requirements.
Federal Compliance - Overtime Bonus Declining: The loan was aus approved however is missing the MI cert. and is waterfalling to ATR/QM standard documentation requirements.
Federal Compliance - TRID Lender Credit Tolerance Violation: Lender credit Fee was last disclosed as $-3,315.00 on LE but disclosed as $0.00 on Final Closing Disclosure.  File does not contain a valid COC for this fee, No cure provided at closing.
Federal Compliance - TRID Revised Loan Estimate Issue and Received Date >  Closing Disclosure Issue and Received Date: Revised Loan Estimate provided on or after the date the Closing Disclosure was provided.
Federal Compliance - TRID Revised Loan Estimate Issue and Received Date >  Closing Disclosure Issue and Received Date: Revised Loan Estimate provided on or after the date the Closing Disclosure was provided.
Federal Compliance - TRID Revised Loan Estimate Issue and Received Date >  Closing Disclosure Issue and Received Date: Revised Loan Estimate provided on or after the date the Closing Disclosure was provided.
Federal Compliance - TRID Revised Loan Estimate Issue and Received Date >  Closing Disclosure Issue and Received Date: Revised Loan Estimate provided on or after the date the Closing Disclosure was provided.
Federal Compliance - TRID Revised Loan Estimate Issue and Received Date > Closing Disclosure Issue and Received Date: Revised Loan Estimate provided on or after the date the Closing Disclosure was provided.	Federal Compliance - Check Loan Designation Match - QM: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

Federal Compliance - TRID Lender Credit Tolerance Violation: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Revised Loan Estimate Issue and Received Date >  Closing Disclosure Issue and Received Date: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Revised Loan Estimate Issue and Received Date >  Closing Disclosure Issue and Received Date: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Revised Loan Estimate Issue and Received Date >  Closing Disclosure Issue and Received Date: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Revised Loan Estimate Issue and Received Date >  Closing Disclosure Issue and Received Date: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Revised Loan Estimate Issue and Received Date >  Closing Disclosure Issue and Received Date: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA ATR/QM	C	C	C	C	C	C	C	C	C	C	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_12119	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Temporary SHQM (GSE/Agency Eligible)	2	1	1	2	[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX016)
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.
[2] Federal Compliance - RESPA - Initial Escrow Account statement Inaccurate: RESPA: Initial escrow account statement does not match charges on HUD-1/Final Closing Disclosure.	Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Verification of the appraisal being delivered to borrower was not provided.	Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																								Federal Compliance - RESPA - Initial Escrow Account statement Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	CMLTI 2025-RP3_12113	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	3	3	[3] AUS Discrepancy / Guidelines Discrepancy - AUS/Guideline Findings: All conditions were not met [3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	Missing MI certificate.	1	3	[3] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Non QM.
[3] Federal Compliance - QM Points and Fees: Qualified Mortgage (Dodd Frank 2014): Points and Fees on subject loan of XXXX% is in excess of the allowable maximum of the greater of .00000% of the Federal Total Loan Amount and $XXXXXXXX. Points and Fees total $XXXX on a Federal Total Loan Amount of $XXXX vs. an allowable total of $XXXX and $XXXXXXXX (an overage of $XXXX or XXXX%).
[3] Federal Compliance - TRID Final Closing Disclosure Mortgage Insurance Payment: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on XX/XX/XXXX disclosed a mortgage insurance payment for payment stream 1 that does not match the actual payment for the loan. (ProjSeq:1/2103111)
[3] Federal Compliance - TRID Final Closing Disclosure Projected P&I Min Payment Fixed Rate Subsequent Payments: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on XX/XX/XXXX disclosed a periodic principal and interest payment for payment stream 2 that does not match the actual payment for the loan. (ProjSeq:2/2103112)
[3] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $215.60 exceeds tolerance of $188.00 plus 10% or $206.80.  Insufficient or no cure was provided to the borrower. (0)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Compliance Audit / Quality Control Fee.  Fee Amount of $810.00 exceeds tolerance of $0.00.  Insufficient or no cure was provided to the borrower. (75108)
[2] Federal Compliance - ECOA Appraisal - Appraisal Provided Prior to Date Performed: ECOA Valuations Rule (Dodd-Frank 2014): Date valuation provided to applicant is prior to the date when valuation was performed. Unable to determine compliance with appraisal timing requirements. (Type:PrimaXX/XX/XXXX016)	Federal Compliance - Check Loan Designation Match - QM: The loan is failing points and fees causing the loan to waterfall through the QM Testing, resulting in a Loan Designation discrepancy.
Federal Compliance - QM Points and Fees: Points and Fees on subject loan of 3.77636% is in excess of the allowable maximum of the greater of .00000% of the Federal Total Loan Amount and $3052.00XXXX. Points and Fees total $3,184.58 on a Federal Total Loan Amount of $84,329.42 vs. an allowable total of $3,052.00 and $3052.00XXXX (an overage of $132.58 or 3.77636%).
Federal Compliance - TRID Final Closing Disclosure Mortgage Insurance Payment: Loan is missing Mortgage Insurance Certificate. Unable to verify monthly PMI payment.
Federal Compliance - TRID Final Closing Disclosure Projected P&I Min Payment Fixed Rate Subsequent Payments: Loan is missing Mortgage Insurance Certificate. Unable to verify monthly PMI payment.
Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: No COC or cure was provided to the Borrower for 10% fee tolerance overages of $8.80.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Initial Loan Estimate disclosed Compliance Audit fee of $0. Final Closing disclosed $810. No COC or cure was provided to the Borrower for tolerance overages.
Federal Compliance - ECOA Appraisal - Appraisal Provided Prior to Date Performed: Date valuation provided to applicant is prior to the date when valuation was performed. Unable to determine compliance with appraisal timing requirements.	Federal Compliance - Check Loan Designation Match - QM: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

Federal Compliance - TRID Final Closing Disclosure Mortgage Insurance Payment: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Projected P&I Min Payment Fixed Rate Subsequent Payments: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TILA ATR/QM	C	C	C	C	C	C	C	C	C	C	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_12107	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Limited Cash-out GSE	Temporary SHQM (GSE/Agency Eligible)	3	1	1	3	[3] Federal Compliance - TRID Lender Credit Tolerance Violation: TILA-RESPA Integrated Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of $-1,265.30 is less than amount of binding Lender Credit previously disclosed in the amount of $-1,318.00. (9300)
[3] Federal Compliance - TRID Revised Loan Estimate Timing Before Closing: TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on XX/XX/XXXX not received by borrower at least four (4) business days prior to closing. (InterXX/XX/XXXX016)
[2] Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower.
[2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.	Federal Compliance - TRID Lender Credit Tolerance Violation: No valid COC or lender cure provided.
Federal Compliance - TRID Revised Loan Estimate Timing Before Closing: The initial Loan Estimate dated XX/XX/XXXXs presumed received XX/XX/XXXXEarlier evidence of receipt was not provided.
Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Subject loan is a Lender to Lender refinance. Right to Cancel was issued on incorrect form using form H-8.	Federal Compliance - TRID Lender Credit Tolerance Violation: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Revised Loan Estimate Timing Before Closing: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																								Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.			TRID SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	CMLTI 2025-RP3_12106	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Non QM	3	3	[3] AUS Discrepancy / Guidelines Discrepancy - AUS/Guideline Findings: All conditions were not met [3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX Disaster Name: XXXXX Disaster Declaration Date: XX/XX/XXXX [3] Application / Processing - Missing Document: AUS not provided [3] Credit Documentation - The Verification of Rent (VOR) / Verification of Mortgage (VOM) is required and was not found in file.	The AUS dated prior to disbursement is missing from the file and missing prior 12 months housing history, causing the loan to waterfall through the QM Testing.	1	3	[3] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Non QM.
[3] Federal Compliance - Commission Paystub Timing: Qualified Mortgage (Dodd-Frank 2014): Commission income. Missing date of most recent paystub. (XXXXXXXXXXXXX/Commission)
[3] Federal Compliance - TRID Final Closing Disclosure Total Of Payments: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on XX/XX/XXXX disclosed an inaccurate Total of Payments on page 5 that does not match the actual total of payments for the loan (fee amounts included in TOP calculation are based on Closing Disclosure dated XX/XX/XXXX). (FinXX/XX/XXXX016)
[3] Federal Compliance - TRID Lender Credit Tolerance Violation: TILA-RESPA Integrated Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of $-1,346.40  is less than amount of binding Lender Credit previously disclosed in the amount of $-1,347.00. (9300)
[3] Federal Compliance - TRID Revised Loan Estimate Timing Before Closing: TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on XX/XX/XXXX not received by borrower at least four (4) business days prior to closing. (InterXX/XX/XXXX016)
[3] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $20.00 exceeds tolerance of $0.00 plus 10% or $0.00. Insufficient or no cure was provided to the borrower. (0)	Federal Compliance - Check Loan Designation Match - QM: The AUS dated prior to disbursement is missing from the file and missing prior 12 months housing history, causing the loan to waterfall through the QM Testing, resulting in a Loan Designation discrepancy.
Federal Compliance - Commission Paystub Timing: The AUS dated prior to disbursement is missing from the file and missing prior 12 months housing history, causing the loan to waterfall through the QM Testing, resulting in a Loan Designation discrepancy.
Federal Compliance - TRID Final Closing Disclosure Total Of Payments: Disclosed Total of Payments on page 5 of the final closing disclosure $628,578.48. Due Diligence Total of Payments calculated $628,598.48. There is a variance of $20.01.
Federal Compliance - TRID Lender Credit Tolerance Violation: A valid COC for the decrease in the lender credit on the CD issuedXX/XX/XXXXas not provided.
Federal Compliance - TRID Revised Loan Estimate Timing Before Closing: There was no evidence the Loan Estimate datedXX/XX/XXXXas received at least 4 business days prior to closing.
Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: A valid COC for the addition of the $20 wire fee was not provided.	Federal Compliance - Check Loan Designation Match - QM: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

Federal Compliance - TRID Final Closing Disclosure Total Of Payments: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Lender Credit Tolerance Violation: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Revised Loan Estimate Timing Before Closing: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TILA ATR/QM	C	C	C	C	C	C	C	C	C	C	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_12100	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX Disaster Name: XXXXXXXXXXXXXXX Disaster Declaration Date: XX/XX/XXXX	1	3	[3] Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on XX/XX/XXXX disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated XX/XX/XXXX). (FinXX/XX/XXXX016)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure – 130(b) Cure: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee.  Fee Amount of $480.00 exceeds tolerance of $450.00.  Sufficient or excess cure was provided to the borrower. Missing required remediation documentation to complete cure. (7506)
[2] Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:PrimaXX/XX/XXXX015)
[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule (Dodd-Frank 2014): List of Homeownership Counseling Organizations not provided to applicant within three (3) business days of application.	Federal Compliance - TRID Final Closing Disclosure Finance Charge: Final Closing Disclosure provided on XX/XX/XXXX disclosed Finance Charge on page 5 = $78,324.06. The Actual Finance Charge = $78,393.13 with a variance of $69.07
Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): Borrower waived right to receive a copy of the appraisal at least three 3 business days prior to closing, and appraisal was not provided at or before closing.
Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: List of Homeownership Counseling Organizations not provided to applicant within three 3 business days of application.	Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure – 130(b) Cure: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): There is generally no Assignee Liability.

Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																								Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TRID SOL Expired	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_12099	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX Disaster Name: XXXXX Disaster Declaration Date: XX/XX/XXXX [3] Insurance Analysis - Insufficient Coverage: Hazard insurance coverage amount is insufficient.	Coverage shortfall $165,016.00	1	2	[2] Federal Compliance - ECOA Appraisal - Appraisal Provided Prior to Date Performed: ECOA Valuations Rule (Dodd-Frank 2014): Date valuation provided to applicant is prior to the date when valuation was performed. Unable to determine compliance with appraisal timing requirements. (Type:PrimaXX/XX/XXXX016)
																					[2] Federal Compliance - TRID Final Closing Disclosure did not disclose Total Property Costs Year 1 - Pre October 2018 Test: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Estimated Property Costs over Year 1 of XXXX on Final Closing Disclosure provided on XX/XX/XXXX not accurate. (FinXX/XX/XXXX016)	Federal Compliance - ECOA Appraisal - Appraisal Provided Prior to Date Performed: Date valuation provided to applicant is prior to the date when valuation was performed. Unable to determine compliance with appraisal timing requirements. Federal Compliance - TRID Final Closing Disclosure did not disclose Total Property Costs Year 1 - Pre October 2018 Test: Loan Disclosures: Amount of Estimated Property Costs over Year 1 of XXXX on Final Closing Disclosure provided on XX/XX/XXXX not accurate.		Federal Compliance - TRID Final Closing Disclosure did not disclose Total Property Costs Year 1 - Pre October 2018 Test: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			-	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_12097	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX Disaster Name: XXXXXXXXX Disaster Declaration Date: XX/XX/XXXX [3] Application / Processing - Missing Document: Missing Final 1003	1	3	[3] Federal Compliance - TILA NMLSR - Originator Company Not Licensed at time of Application: Truth in Lending Act (NMLSR Dodd- Frank 2014): Loan Originator Organization not NMLS licensed or registered at time of application.
[3] Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Under Disclosed: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on XX/XX/XXXX disclosed an escrow payment for payment stream 2 that does not match the actual payment for the loan. (ProjSeq:2/2102788)
[3] Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Under Disclosed: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on XX/XX/XXXX disclosed an escrow payment for payment stream 1 that does not match the actual payment for the loan. (ProjSeq:1/2102787)
[3] Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on XX/XX/XXXX disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated XX/XX/XXXX). (FinXX/XX/XXXX016)
[3] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (InitiXX/XX/XXXX016)
[3] Federal Compliance - TRID Revised Loan Estimate Timing Before Closing: TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on XX/XX/XXXX not received by borrower at least four (4) business days prior to closing. (InterXX/XX/XXXX016)
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX015)
[2] Federal Compliance - TRID Final Closing Disclosure Non Escrowed Property Costs Year 1 Test: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Non-Escrowed Property Costs over Year 1 of 275.00 on Final Closing Disclosure provided on XX/XX/XXXX not accurate. (FinXX/XX/XXXX016)
[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax.  Fee Amount of $1,765.75 exceeds tolerance of $1,535.00.  Sufficient or excess cure was provided to the borrower at Closing. (8304)
[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $550.00 exceeds tolerance of $500.00. Sufficient or excess cure was provided to the borrower at Closing. (7506)	Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Under Disclosed: Final CD shows escrows of $XXXX with breakdown of taxes at $XXXX per month and HOI at $XXXX per month, however per tax cert monthly Tax payment is $XXXX per month resulting in monthly escrow of $XXXX monthly.

Additionally non-escrowed items total on final CD of $XXXX per year, however documentation in file shows amount of $XXXX Annually
Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Under Disclosed: Final CD shows escrows of $XXXX with breakdown of taxes at $XXXX per month and HOI at $XXXX per month, however per tax cert monthly Tax payment is $XXXX per month resulting in monthly escrow of $XXXX monthly.

Additionally non-escrowed items total on final CD of $XXXX per year, however documentation in file shows amount of $XXXX Annually
Federal Compliance - TRID Final Closing Disclosure Finance Charge: Disclosed Finance Charges are $246,899.01. Due Diligence Finance Charges are $248,631.37. There is a variance of $1,732.36.
Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: No evidence of disclosure summary in file, E-consent did not reflect if CD was provided to the borrower at least 3 business days prior to closing
Federal Compliance - TRID Revised Loan Estimate Timing Before Closing: No evidence of disclosure summary in file, E-consent did not reflect if LE was provided to the borrower at least 4 business days prior to closing
Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation
Federal Compliance - TRID Final Closing Disclosure Non Escrowed Property Costs Year 1 Test: Final CD shows escrows of $XXXX with breakdown of taxes at $XXXX per month and HOI at $XXXX per month, however per tax cert monthly Tax payment is $XXXX per month resulting in monthly escrow of $XXXX monthly.

Additionally non-escrowed items total on final CD of $275 per year, however documentation in file shows amount of $150 Annually	REVIEWER - CURED COMMENT (2023-01-27): Sufficient Cure Provided At Closing REVIEWER - CURED COMMENT (2023-01-27): Sufficient Cure Provided At Closing	Federal Compliance - TILA NMLSR - Originator Company Not Licensed at time of Application: "Assignee Liability: Civil actions that may be brought against a creditor may be maintained against any assignee only if the violation is apparent on the face of the disclosure or other documents assigned, except where the assignment was voluntary. This civil liability may include $4,000, in the case of an individual transaction, or the lesser of $500,000 or 1% of the creditor's net worth in the case of a class action (effectiveXX/XX/XXXXthis amount increases to the lesser of $1,000,000 or 1%), as well as actual damages, court costs, and attorneys' fees. For an anti-steering violation, the creditor may also be liable in an amount equal to the sum of all finance charges and fees paid by the consumer, unless the creditor demonstrates the failure to comply is not material. Notwithstanding any other provision of law, when a creditor, assignee, or other holder or anyone acting on behalf of the creditor, assignee, or holder, initiates a judicial or nonjudicial foreclosure of the residential mortgage loan, or any other action to collect the debt in connection with such loan, a consumer may assert a violation as a matter of defense by recoupment or set off without regard for the time limit on a private action for damages.
EffectiveXX/XX/XXXX in addition to the aforementioned, the individual Loan Originator could be liable for statutory damages. The maximum liability is the greater of actual damages or 3 times the loan originator's compensation or gain, plus the cost to the consumer of the action. The Dodd-Frank Act extended the statute of limitations on TILA violations to 3 years from the date of the violation."

Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Under Disclosed: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Under Disclosed: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Revised Loan Estimate Timing Before Closing: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Final Closing Disclosure Non Escrowed Property Costs Year 1 Test: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_12087	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX Disaster Name: XXXXXXXXXXXXXXX Disaster Declaration Date: XX/XX/XXXX	1	3	[3] Federal Compliance - TRID Final Closing Disclosure Contact Information - Broker: TILA-RESPA Integrated Disclosure - Contact Information: Final Closing Disclosure provided on XX/XX/XXXX did not disclose the required Broker Contact Information (Broker Name, Broker NMLS ID, Contact Name, Contact NMLS ID). (FinXX/XX/XXXX015)
[3] Federal Compliance - TRID Final Closing Disclosure No Seller Paid Fees Primary Residence First Lien: TRID Final Closing Disclosure XX/XX/XXXX on a first lien purchase transaction did not disclose any Seller paid fees/charges on page 2. (Points and Fees testing limited to Borrower paid fees.) (FinXX/XX/XXXX015)
[2] Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:PrimaXX/XX/XXXX015)
[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	Federal Compliance - TRID Final Closing Disclosure Contact Information - Broker: The broker contact information was not disclosed on the final CD.
Federal Compliance - TRID Final Closing Disclosure No Seller Paid Fees Primary Residence First Lien: Seller paid fees disclosed on the Borrower's CD are 0.00.  The seller's paid fees on the seller's CD are $0.00. Seller CD is missing from the loan file.
Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): The appraisal was not provided to the borrower at or before closing.	Federal Compliance - TRID Final Closing Disclosure Contact Information - Broker: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): There is generally no Assignee Liability.

Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																								Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TRID SOL Expired	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_12086	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX Disaster Name: XXXXXXXXX, XXXXXXXXXXXX Disaster Declaration Date: XX/XX/XXXX	1	3	[3] Federal Compliance - TRID Final Closing Disclosure Negative Amortization: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on XX/XX/XXXX incorrectly disclosed whether the loan contains Negative Amortization. (FinXX/XX/XXXX015)
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule (Dodd-Frank 2014): List of Homeownership Counseling Organizations not provided to applicant within three (3) business days of application.	Federal Compliance - TRID Final Closing Disclosure Negative Amortization: The final Closing Disclosure dated XX/XX/XXXX does not have the negative amortization terms completed.
Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: The loan file does not document that the borrower received a list of homeownership counseling organizations within 3 business days of the application. The disclosure in file is dated XX/XX/XXXX and the application date is XX/XX/XXXX	Federal Compliance - TRID Final Closing Disclosure Negative Amortization: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																								Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TRID SOL Expired	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_12084	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	2	1	1	2	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (2010) - Borrower did not receive a list of service providers at the time the Good Faith Estimate was provided.
[2] Federal Compliance - RESPA Disclosure - HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.	Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																								Federal Compliance - RESPA Disclosure - HUD Settlement Cost Booklet Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	CMLTI 2025-RP3_12067	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX Disaster Name: XXXXXXXXXXXXXXX Disaster Declaration Date: XX/XX/XXXX			1				2	[2] Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Missing: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide "Right to Receive a Copy" appraisal disclosure to consumer.	Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Missing: No evidence in the loan files that Borrower was provided with a Right to receive a copy of the Appraisal Disclosure.		Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Missing: There is generally no Assignee Liability.			-	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_12065	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX Disaster Name: XXXXXXXXXXXXXXX Disaster Declaration Date: XX/XX/XXXX	1	3	[3] Federal Compliance - TIL-MDIA 3-day Waiting Period - Corrected TIL for APR Inaccuracy Received Less than 3 Business Days from Consummation: Truth in Lending Act (Early TIL Disclosure): Corrected TIL for APR inaccuracy was not received by the borrower at least three (3) business days prior to closing.
[3] Federal Compliance - 2011 TIL-MDIA - Introductory Escrow Payment Inaccurate: Truth in Lending Act (MDIA 2011):  The amount of taxes and insurance, including any mortgage insurance, on the Final TIL does not match the amount of taxes and insurance, including any mortgage insurance, for the loan.
[3] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Introductory Total Payment (PITI) Inaccurate: Truth in Lending Act (MDIA 2011):  Total payment amount (PITI) on the Final TIL does not match the total payment amount for the loan.
[2] Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:PrimaXX/XX/XXXX015)
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA (2010) -  Interest Rate on GFE Inaccurate: RESPA (2010): Interest Rate on GFE does not match Note.
[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
[2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.	Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): Verification appraisal was delivered to borrower was not provided.	Federal Compliance - TIL-MDIA 3-day Waiting Period - Corrected TIL for APR Inaccuracy Received Less than 3 Business Days from Consummation: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - 2011 TIL-MDIA - Introductory Escrow Payment Inaccurate: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Introductory Total Payment (PITI) Inaccurate: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): There is generally no Assignee Liability.

Federal Compliance - RESPA (2010) -  Interest Rate on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																								Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_12054	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Limited Cash-out GSE	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX Disaster Name: XXXXXXXXX, XXXXXXXXXXXX Disaster Declaration Date: XX/XX/XXXX	1	3	[3] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act: Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule (Dodd-Frank 2014): List of Homeownership Counseling Organizations not provided to applicant within three (3) business days of application.
[2] Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Missing: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide "Right to Receive a Copy" appraisal disclosure to consumer.	Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: Evidence of earlier borrower receipt was not found in file.
Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Missing: Evidence of earlier borrower receipt was not found in file.	Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																								Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Missing: There is generally no Assignee Liability.			TILA SOL Expired	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_12051	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Insurance Analysis - Insufficient Coverage: Hazard insurance coverage amount is insufficient. [2] Credit Eligibility - Public Record Issue:: Credit Report: Original // Public Record Type: Judgments / Balance: 844.00	Using the coverage listed on the insurance binder, the coverage shortage is $294,172.00. Public Record Type: Judgments / Balance: 844.00	1	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $211,419.80 is underdisclosed from calculated Finance Charge of $211,879.84 in the amount of $460.04.
[2] State Compliance - Colorado Consumer Credit Code (First Lien Refinance Notice Not Provided): Colorado Consumer Credit Code: Borrower not provided First Lien Refinance Notice.
[2] Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:PrimaXX/XX/XXXX015)
[2] Federal Compliance - ECOA Appraisal - Appraisal Waiver Less than 3 Days From Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Borrower provided appraisal waiver less than three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX015)
[2] Federal Compliance - RESPA (2010) - 10% Tolerance Without Cure: RESPA (2010): 10% tolerance violation without  evidence of sufficient cure provided.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Disclosed Finance Charges are $211,419.80. Due Diligence Finance Charges are $211,879.84. There is a variance of $460.04.
Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): Evidence of receipt of appraisal 3 days prior to closing is not in file.
Federal Compliance - ECOA Appraisal - Appraisal Waiver Less than 3 Days From Consummation: Evidence of receipt of appraisal 3 days prior to closing is not in file.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

State Compliance - Colorado Consumer Credit Code (First Lien Refinance Notice Not Provided): Assignee Liability:  For a transaction involving a security interest in land, any action that may be brought against the original creditor may be maintained against any subsequent assignee where the assignee, its subsidiaries, or affiliates were in a continuing business relationship with the original creditor either at the time the credit was extended or at the time of the assignment unless the assignment was involuntary or the assignee shows by a preponderance of evidence that it did not have reasonable grounds to believe that the original creditor was engaged in violations of the code and that it maintained procedures reasonably adapted to apprise it of the existence of the violations.

Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): There is generally no Assignee Liability.

Federal Compliance - ECOA Appraisal - Appraisal Waiver Less than 3 Days From Consummation: There is generally no Assignee Liability.

Federal Compliance - RESPA (2010) - 10% Tolerance Without Cure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																								Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_12021	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Investment	Refinance Cash-out - Other	N/A	3	3	[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX Disaster Name: XXXXXXXXXXXXXX XXXXXXXXXXXX Disaster Declaration Date: XX/XX/XXXX [3] Income Documentation - REO Documents are missing.: Address: XXXXXXXXXXXXXXXInsurance Verification, Statement, Tax Verification	1	2	[2] Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:PrimaXX/XX/XXXX015)
																					[2] Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide "Right to Receive a Copy" appraisal disclosure to applicant within three (3) business days of application or determination of first lien status.	Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: Creditor did not provide "Right to Receive a Copy" appraisal disclosure to applicant within three (3) business days of application or determination of first lien status.		Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): There is generally no Assignee Liability. Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: There is generally no Assignee Liability.			-	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_12019	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Second Home	Purchase	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX Disaster Name: XXXXXXXXXXX Disaster Declaration Date: XX/XX/XXXX	1	2	[2] Federal Compliance - ECOA Appraisal - Appraisal Provided Prior to Date Performed: ECOA Valuations Rule (Dodd-Frank 2014): Date valuation provided to applicant is prior to the date when valuation was performed. Unable to determine compliance with appraisal timing requirements. (Type:PrimaXX/XX/XXXX015)
[2] Closing / Title - (Doc Error) HUD Error: An escrow account is disclosed on page 3 of the HUD and escrow types were not identified.
[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
[2] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.
[2] Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Missing: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide "Right to Receive a Copy" appraisal disclosure to consumer.	Federal Compliance - ECOA Appraisal - Appraisal Provided Prior to Date Performed: Appraisal notice dated prior to report date, prelim report not in file. Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Missing: Provide evidence that Right to Receive a Copy of Appraisal disclosure was issued to the borrower.	Federal Compliance - RESPA (2010) - Initial Payment on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																								Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Missing: There is generally no Assignee Liability.			-	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_12002	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Safe Harbor QM	3	3	[3] Asset Documentation - Asset documentation requirements not met. [3] AUS Discrepancy / Guidelines Discrepancy - AUS/Guideline Findings: All conditions were not met [3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX Disaster Name: XXXXXXXXX Disaster Declaration Date: XX/XX/XXXX	The Earnest Money Deposit reflected on the HUD1 was not sourced and documentation is missing from file. The approval reflects a Retirement account with a balance of $XXXX was verified, the documentation is missing from file. The Earnest Money Deposit of $32,803.00 wa not sourced.	1	3	[3] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Safe Harbor QM.
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX015)
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Federal Compliance - RESPA (2010) – Written Service Provider List Missing: RESPA (2010):  Borrower not provided with list of service providers.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
[2] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.
[2] Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide "Right to Receive a Copy" appraisal disclosure to applicant within three (3) business days of application or determination of first lien status.	Federal Compliance - Check Loan Designation Match - QM: The Source for the Earnest Money Depsoit , is missing from the file, causing the loan to waterfall through the QM Testing, resulting in a Loan Designation discrepancy.
Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: The Disclosure provided onXX/XX/XXXXid not provide a box for the borrower to check whether they waive their right or acknowledge report.
Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: The Disclosure was provided at closing on XX/XX/XX.	Federal Compliance - Check Loan Designation Match - QM: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.

Federal Compliance - RESPA (2010) – Written Service Provider List Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																								Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: There is generally no Assignee Liability.			TILA ATR/QM	C	C	C	C	C	B	C	B	C	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_11991	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Investment	Purchase	N/A	3	3	[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX Disaster Name: XXXXXXXXXXXXXXX Disaster Declaration Date: XX/XX/XXXX			1				2	[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX015)	Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Creditor did not provide a copy of each valuation to applicant 3 business days prior to consumption					-	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_11988	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Investment	Purchase	N/A	3	3	[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX Disaster Name: XXXXXXXXXXXXXXX Disaster Declaration Date: XX/XX/XXXX [3] Income Documentation - Income Docs Missing:: Borrower: XXXXXXXXXXXXXXX1120S XXXX [3] Income Documentation - Income documentation requirements not met.	The file is missing XXXX1120s taxes.		1				2	[2] Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:PrimaXX/XX/XXXX015) [2] Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Missing: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide "Right to Receive a Copy" appraisal disclosure to consumer.	Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): The file does not contain documentation verifying the borrower received a copy of the appraisal. Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Missing: The file is missing evidence the Right to Received a Copy of the Appraisal was provided to the borrower within 3 days of application.		Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): There is generally no Assignee Liability. Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Missing: There is generally no Assignee Liability.			-	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_11979	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX Disaster Name: XXXXXXXXXXX Disaster Declaration Date: XX/XX/XXXX	1	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $90,988.32 is underdisclosed from calculated Finance Charge of $91,601.95 in the amount of $613.63.
[2] Federal Compliance - RESPA Disclosure - HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Disclosed Finance Charges are $90,988.32. Due Diligence Finance Charges are $91,601.95. There is a variance of $613.63._	Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - RESPA Disclosure - HUD Settlement Cost Booklet Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_11973	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX Disaster Name: XXXXXXXXXXXXXXX Disaster Declaration Date: XX/XX/XXXX	1	3	[3] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Introductory Total Payment (PITI) Inaccurate: Truth in Lending Act (MDIA 2011): Total payment amount (PITI) on the Final TIL does not match the total payment amount for the loan.
[2] Federal Compliance - RESPA (2010) – Written Service Provider List Missing: RESPA (2010):  Borrower not provided with list of service providers.
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule (Dodd-Frank 2014): List of Homeownership Counseling Organizations not provided to applicant within three (3) business days of application.
[2] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.
[2] Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide "Right to Receive a Copy" appraisal disclosure to applicant within three (3) business days of application or determination of first lien status.	Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: List of Homeownership Counseling Organizations not provided within three business days of application to applicant
Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.
Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: Creditor did not provide "Right to Receive a Copy" appraisal disclosure to applicant within three (3) business days of application or determination of first lien status.	Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Introductory Total Payment (PITI) Inaccurate: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA (2010) – Written Service Provider List Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																								Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: There is generally no Assignee Liability.			TILA SOL Expired	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_11971	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	3	1	1	3	[3] Federal Compliance - Final TIL APR Under/Over Disclosed By Greater Than 0.125%: Truth In Lending Act: Final TIL APR of 4.62800% is underdisclosed from calculated APR of 4.80633% outside of 0.125% tolerance.
[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $327,537.60 is underdisclosed from calculated Finance Charge of $336,831.61 in the amount of $9,294.01.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Disclosed Finance Charges are $336,831.61. Due Diligence Finance Charges are $327,537.60. There is a variance of $9,294.01.	Federal Compliance - Final TIL APR Under/Over Disclosed By Greater Than 0.125%: TILA APR - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	CMLTI 2025-RP3_11970	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	3	1	1	3	[3] Federal Compliance - Final TIL APR Under/Over Disclosed By Greater Than 0.125%: Truth In Lending Act: Final TIL APR of XXXX% is underdisclosed from calculated APR of XXXX% outside of 0.125% tolerance.
[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $172,148.40 is underdisclosed from calculated Finance Charge of $177,562.61 in the amount of $5,414.21.
[3] Federal Compliance - TIL-MDIA 3-day Waiting Period - Corrected TIL for APR Inaccuracy Received Less than 3 Business Days from Consummation: Truth in Lending Act (Early TIL Disclosure):  Corrected TIL for APR inaccuracy was not received by the borrower at least three (3) business days prior to closing.
[3] Federal Compliance - 2011 TIL-MDIA - Introductory Escrow Payment Inaccurate: Truth in Lending Act (MDIA 2011):  The amount of taxes and insurance, including any mortgage insurance, on the Final TIL does not match the amount of taxes and insurance, including any mortgage insurance, for the loan.
[3] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Introductory Total Payment (PITI) Inaccurate: Truth in Lending Act (MDIA 2011):  Total payment amount (PITI) on the Final TIL does not match the total payment amount for the loan.
[2] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.
[2] Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide "Right to Receive a Copy" appraisal disclosure to applicant within three (3) business days of application or determination of first lien status.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Disclosed Finance Charges are $172,148.40. Due Diligence Finance Charges are $177,562.61. There is a variance of $5,414.21.
Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: Borrower did not receive the Acknowledgement of receipt of appraisal form.	Federal Compliance - Final TIL APR Under/Over Disclosed By Greater Than 0.125%: TILA APR - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TIL-MDIA 3-day Waiting Period - Corrected TIL for APR Inaccuracy Received Less than 3 Business Days from Consummation: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - 2011 TIL-MDIA - Introductory Escrow Payment Inaccurate: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Introductory Total Payment (PITI) Inaccurate: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																								Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: There is generally no Assignee Liability.			TILA SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	CMLTI 2025-RP3_11966	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Limited Cash-out GSE	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX Disaster Name: XXXXXXXXX Disaster Declaration Date: XX/XX/XXXX	1	2	[2] Federal Compliance - ECOA Appraisal - Appraisal Provided Prior to Date Performed: ECOA Valuations Rule (Dodd-Frank 2014): Date valuation provided to applicant is prior to the date when valuation was performed. Unable to determine compliance with appraisal timing requirements. (Type:PrimaXX/XX/XXXX015)
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 1203) Without Cure: RESPA (2010): 0% tolerance violation for 1203 fee without evidence of sufficient cure provided.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA (2010) – Written Service Provider List Missing: RESPA (2010):  Borrower not provided with list of service providers.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.
[2] Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide "Right to Receive a Copy" appraisal disclosure to applicant within three (3) business days of application or determination of first lien status.	Federal Compliance - ECOA Appraisal - Appraisal Provided Prior to Date Performed: The valuation date was dated after the date the borrower received the valuation.
Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: The service disclosure statement was not provided to the borrower within 3 business days of application date.
Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: The right to receive copy of appraisal was not provided to the borrower within 3 business days o application date.	Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.

Federal Compliance - RESPA (2010) - 0% Tolerance (Line 1203) Without Cure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) – Written Service Provider List Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																								Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: There is generally no Assignee Liability.			-	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_11956	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Second Home	Purchase	Temporary SHQM (GSE/Agency Eligible)	2	1				1				2	[2] Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. [2] Federal Compliance - RESPA Disclosure - HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.			Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. Federal Compliance - RESPA Disclosure - HUD Settlement Cost Booklet Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	CMLTI 2025-RP3_11952	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX Disaster Name: XXXXX Disaster Declaration Date: XX/XX/XXXX	1	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $484,400.02 is underdisclosed from calculated Finance Charge of $484,824.46 in the amount of $424.44.
[3] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not sent within three (3) business days of the creditor application date.
[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 801) Without Cure: RESPA (2010): 0% tolerance violation for 801 fee without evidence of sufficient cure provided.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
[2] Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide "Right to Receive a Copy" appraisal disclosure to applicant within three (3) business days of application or determination of first lien status.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Disclosed Finance Charges are $484,400.02. Due Diligence Finance Charges are $484,902.46. There is a variance of $502.44.
Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: Earlier receipt was not provided for the Right to receive a copy of the appraisal within three (3) business days of application.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA (2010) - 0% Tolerance (Line 801) Without Cure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																								Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: There is generally no Assignee Liability.			TILA SOL Expired	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_11947	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Limited Cash-out GSE	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] General - Borrower 1003 current address does not match Note address.: Borrower: XXXXXXXXXXXXX [3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX Disaster Name: XXXXX Disaster Declaration Date: XX/XX/XXXX [3] Insurance Analysis - Insurance address does not match Note address. [3] General - Valuation address does not match Note address.: Valuation Type: Appraisal / Valuation Report Date: XX/XX/XXXX	The zip code on the note isXXXXX, however, it is XXXXXon the loan application. The zip code on the note isXXXXX, however, it is XXXXXon the hazard insurance policy. The zip code on the appraisal is XXXXX, however, the zip code on the note isXXXXX.	1	3	[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing Material: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.
[3] Federal Compliance - NMLS - Missing Evidence of Initial Loan Application Date: Truth in Lending Act (NMLSR Dodd- Frank 2014): Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.
[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $249,544.63 is underdisclosed from calculated Finance Charge of $249,992.10 in the amount of $447.47.
[3] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Final TIL Finance Charge of $249,544.63 is underdisclosed from calculated Finance Charge of $249,992.10 in the amount of $447.47.
Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: Missing evidence of the date of the initial loan application.
Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Missing evidence of the date of the initial loan application.
Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: Missing evidence of the date of the initial loan application.	Federal Compliance - NMLS - Missing Evidence of Initial Loan Application Date: Assignee Liability: Civil actions that may be brought against a creditor may be maintained against any assignee only if the violation is apparent on the face of the disclosure or other documents assigned, except where the assignment was voluntary. This civil liability may include $4,000, in the case of an individual transaction, or the lesser of $500,000 or 1% of the creditor's net worth in the case of a class action (effectiveXX/XX/XXXXthis amount increases to the lesser of $1,000,000 or 1%), as well as actual damages, court costs, and attorneys' fees. For an anti-steering violation, the creditor may also be liable in an amount equal to the sum of all finance charges and fees paid by the consumer, unless the creditor demonstrates the failure to comply is not material. Notwithstanding any other provision of law, when a creditor, assignee, or other holder or anyone acting on behalf of the creditor, assignee, or holder, initiates a judicial or nonjudicial foreclosure of the residential mortgage loan, or any other action to collect the debt in connection with such loan, a consumer may assert a violation as a matter of defense by recoupment or set off without regard for the time limit on a private action for damages.

EffectiveXX/XX/XXXX in addition to the aforementioned, the individual Loan Originator could be liable for statutory damages. The maximum liability is the greater of actual damages or 3 times the loan originator's compensation or gain, plus the cost to the consumer of the action. The Dodd-Frank Act extended the statute of limitations on TILA violations to 3 years from the date of the violation.

Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																								Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: There is generally no Assignee Liability.		Yes	TR HUD Deficiency	C	C	C	C	C	D	D	D	D	D	A	A	A	A	A	D	D	D	D	D
XXXX	XXXX	CMLTI 2025-RP3_11937	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Investment	Refinance Rate/Term	N/A	3	3	[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX Disaster Name: XXXXX Disaster Declaration Date: XX/XX/XXXX			1				2	[2] Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:PrimaXX/XX/XXXX014)	Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): Borrower waived right to receive a copy of the appraisal at least three business days prior to closing.		Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): There is generally no Assignee Liability.			-	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_11931	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX Disaster Name: XXXXXXXXX Disaster Declaration Date: XX/XX/XXXX			1				2	[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.						-	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_11925	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Limited Cash-out GSE	Temporary SHQM (GSE/Agency Eligible)	3	1	1	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $87,679.19 is underdisclosed from calculated Finance Charge of $88,216.73 in the amount of $537.54.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Finance charge shown as $87,679.19 on Final TIL but calculated finance charge is $88,216.73. Variance of -$537.54.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																								Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	CMLTI 2025-RP3_11922	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	CMLTI 2025-RP3_11924	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Limited Cash-out GSE	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX Disaster Name: XXXXX Disaster Declaration Date: XX/XX/XXXX [3] Income Documentation - REO Documents are missing.: Address: XXXXXXXXXXXXX Address: XXXXXXXXXXXXXHOA Verification HOA Verification			1				2	[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.			Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_11923	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX Disaster Name: XXXXXXXXXXXXXXX Disaster Declaration Date: XX/XX/XXXX [3] Mortgage / Program Eligibility - Missing Document: Note - Subordinate Lien not provided	1	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $319,069.43 is underdisclosed from calculated Finance Charge of $319,349.83 in the amount of $280.40.
[3] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not sent within three (3) business days of the creditor application date.
[2] Federal Compliance - RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (2010) - Borrower did not receive a list of service providers at the time the Good Faith Estimate was provided.
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: Unable to determine Homeownership Counseling List was provided due to missing information.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.
[2] Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide "Right to Receive a Copy" appraisal disclosure to applicant within three (3) business days of application or determination of first lien status.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Final TIL Finance Charge of $319,069.43 is under disclosed from calculated Finance Charge of $319,349.83 in the amount of $280.40.
Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Creditor did not provide Servicing Disclosure Statement to applicant within three business days of application.
Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: Right to Receive a Copy of appraisal disclosure to applicant within three business days of application was not provided.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																								Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: There is generally no Assignee Liability.			TILA SOL Expired	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_11921	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX Disaster Name: XXXXXXXXX Disaster Declaration Date: XX/XX/XXXX [2] Asset Calculation / Analysis - Available for Closing is insufficient to cover Cash From Borrower.: Documented qualifying Assets for Closing of $XXXX is less than Cash From Borrower $XXXX.	Assets are not required on RefiPlus loans. No evidence of any fees paid outside of closing.	1	3	[3] Federal Compliance - 2011 TIL-MDIA - Introductory Escrow Payment Inaccurate: Truth in Lending Act (MDIA 2011): The amount of taxes and insurance, including any mortgage insurance, on the Final TIL does not match the amount of taxes and insurance, including any mortgage insurance, for the loan.
[3] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Introductory Total Payment (PITI) Inaccurate: Truth in Lending Act (MDIA 2011): Total payment amount (PITI) on the Final TIL does not match the total payment amount for the loan.	Federal Compliance - 2011 TIL-MDIA - Introductory Escrow Payment Inaccurate: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Introductory Total Payment (PITI) Inaccurate: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_11918	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	3	1	1	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $59,633.28 is underdisclosed from calculated Finance Charge of $60,046.06 in the amount of $412.78.
[2] State Compliance - Idaho Residential Mortgage Practices Act (Rate Lock Agreement Not Provided Timely): Idaho Residential Mortgage Practices Act: Lock-in Agreement not provided to borrower within three (3) business days of interest rate lock date.
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Disclosed Finance Charges are $59,633.28. Due Diligence Finance Charges are $60,046.06. There is a variance of -$412.28.
State Compliance - Idaho Residential Mortgage Practices Act (Rate Lock Agreement Not Provided Timely): The Agreement was received onXX/XX/XXXX which is not within three business days of the application date.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

State Compliance - Idaho Residential Mortgage Practices Act (Rate Lock Agreement Not Provided Timely): The Residential Mortgage Practices Act does not appear to provide for assignee liability.

																								Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	CMLTI 2025-RP3_11917	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX Disaster Name: XXXXXXXXXXXXXX Disaster Declaration Date: XX/XX/XXXX	1	3	[3] Federal Compliance - TILA NMLSR - Originator Company Not Licensed at time of Application: Truth in Lending Act (NMLSR Dodd- Frank 2014): Loan Originator Organization not NMLS licensed or registered at time of application.
[3] Federal Compliance - TILA NMLSR - Originator Company License Status Not Approved: Truth in Lending Act (NMLSR Dodd- Frank 2014): Loan Originator Organization not in approved license status to conduct loan origination activities.
[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $45,906.67 is underdisclosed from calculated Finance Charge of $46,058.44 in the amount of $151.77.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Finance charge disclosed $45,906.67. Calculated finance charge $46,058.44. Variance of -$151.77.	Federal Compliance - TILA NMLSR - Originator Company Not Licensed at time of Application: "Assignee Liability: Civil actions that may be brought against a creditor may be maintained against any assignee only if the violation is apparent on the face of the disclosure or other documents assigned, except where the assignment was voluntary. This civil liability may include $4,000, in the case of an individual transaction, or the lesser of $500,000 or 1% of the creditor's net worth in the case of a class action (effectiveXX/XX/XXXXthis amount increases to the lesser of $1,000,000 or 1%), as well as actual damages, court costs, and attorneys' fees. For an anti-steering violation, the creditor may also be liable in an amount equal to the sum of all finance charges and fees paid by the consumer, unless the creditor demonstrates the failure to comply is not material. Notwithstanding any other provision of law, when a creditor, assignee, or other holder or anyone acting on behalf of the creditor, assignee, or holder, initiates a judicial or nonjudicial foreclosure of the residential mortgage loan, or any other action to collect the debt in connection with such loan, a consumer may assert a violation as a matter of defense by recoupment or set off without regard for the time limit on a private action for damages.
EffectiveXX/XX/XXXX in addition to the aforementioned, the individual Loan Originator could be liable for statutory damages. The maximum liability is the greater of actual damages or 3 times the loan originator's compensation or gain, plus the cost to the consumer of the action. The Dodd-Frank Act extended the statute of limitations on TILA violations to 3 years from the date of the violation."

Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																								Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_11919	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	2	1				1				2	[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 1203) Without Cure: RESPA (2010): 0% tolerance violation for 1203 fee without evidence of sufficient cure provided.			Federal Compliance - RESPA (2010) - 0% Tolerance (Line 1203) Without Cure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	CMLTI 2025-RP3_11916	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Temporary SHQM (GSE/Agency Eligible)	3	1	1	3	[3] Federal Compliance - NMLS - Missing Evidence of Initial Loan Application Date: Truth in Lending Act (NMLSR Dodd- Frank 2014): Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.
[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $191,578.66 is underdisclosed from calculated Finance Charge of $191,639.70 in the amount of $61.04.
[3] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:PrimaXX/XX/XXXX014)
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Subordination fee of $61.04 not disclosed on Itemization of Amount Financed.
Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing.
Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	Federal Compliance - NMLS - Missing Evidence of Initial Loan Application Date: Assignee Liability: Civil actions that may be brought against a creditor may be maintained against any assignee only if the violation is apparent on the face of the disclosure or other documents assigned, except where the assignment was voluntary. This civil liability may include $4,000, in the case of an individual transaction, or the lesser of $500,000 or 1% of the creditor's net worth in the case of a class action (effectiveXX/XX/XXXXthis amount increases to the lesser of $1,000,000 or 1%), as well as actual damages, court costs, and attorneys' fees. For an anti-steering violation, the creditor may also be liable in an amount equal to the sum of all finance charges and fees paid by the consumer, unless the creditor demonstrates the failure to comply is not material. Notwithstanding any other provision of law, when a creditor, assignee, or other holder or anyone acting on behalf of the creditor, assignee, or holder, initiates a judicial or nonjudicial foreclosure of the residential mortgage loan, or any other action to collect the debt in connection with such loan, a consumer may assert a violation as a matter of defense by recoupment or set off without regard for the time limit on a private action for damages.

EffectiveXX/XX/XXXX in addition to the aforementioned, the individual Loan Originator could be liable for statutory damages. The maximum liability is the greater of actual damages or 3 times the loan originator's compensation or gain, plus the cost to the consumer of the action. The Dodd-Frank Act extended the statute of limitations on TILA violations to 3 years from the date of the violation.

Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): There is generally no Assignee Liability.

Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																								Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: There is generally no Assignee Liability.			TILA SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	CMLTI 2025-RP3_11912	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX Disaster Name: XXXXXXXXXXXXXXX Disaster Declaration Date: XX/XX/XXXX [3] Income Documentation - REO Documents are missing.: Address: XXXXXXXXXXXXX, Statement	1	3	[3] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not sent within three (3) business days of the creditor application date.
[3] Federal Compliance - 2011 TIL-MDIA - Introductory Escrow Payment Inaccurate: Truth in Lending Act (MDIA 2011):  The amount of taxes and insurance, including any mortgage insurance, on the Final TIL does not match the amount of taxes and insurance, including any mortgage insurance, for the loan.
[3] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Introductory Total Payment (PITI) Inaccurate: Truth in Lending Act (MDIA 2011):  Total payment amount (PITI) on the Final TIL does not match the total payment amount for the loan.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule (Dodd-Frank 2014): List of Homeownership Counseling Organizations not provided to applicant within three (3) business days of application.
[2] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.
[2] Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide "Right to Receive a Copy" appraisal disclosure to applicant within three (3) business days of application or determination of first lien status.	Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: Document in file is dated XX/XX/XXXX Application date is XX/XX/XXXXthis was was not within 3 days.
Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: No documentation provided that the Right to Receive a Copy was provided to the borrower within 3 business days of application.	Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - 2011 TIL-MDIA - Introductory Escrow Payment Inaccurate: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Introductory Total Payment (PITI) Inaccurate: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																								Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: There is generally no Assignee Liability.			TILA SOL Expired	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_11913	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	3	1	1	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $128,141.32 is underdisclosed from calculated Finance Charge of $128,510.72 in the amount of $369.40.
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Disclosed Finance Charges are $128,141.32. Due Diligence Finance Charges are $128,510.72 . There is a variance of $369.40,	Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.

																								Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	CMLTI 2025-RP3_11911	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX Disaster Name: XXXXXXXXXXXXXXX Disaster Declaration Date: XX/XX/XXXX	1	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $102,686.19 is underdisclosed from calculated Finance Charge of $103,477.59 in the amount of $791.40.
[3] Federal Compliance - 2011 TIL-MDIA - Introductory Escrow Payment Inaccurate: Truth in Lending Act (MDIA 2011):  The amount of taxes and insurance, including any mortgage insurance, on the Final TIL does not match the amount of taxes and insurance, including any mortgage insurance, for the loan.
[3] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Introductory Total Payment (PITI) Inaccurate: Truth in Lending Act (MDIA 2011):  Total payment amount (PITI) on the Final TIL does not match the total payment amount for the loan.
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.
[2] Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide "Right to Receive a Copy" appraisal disclosure to applicant within three (3) business days of application or determination of first lien status.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Disclosed Finance Charges are $102,686.19 . Due Diligence Finance Charges are $103,477.59 . There is a variance of -$791.40.
Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Introductory Total Payment (PITI) Inaccurate: Taxes differ from lender's.
Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: The file was missing a copy of the Right To Receive Appraisal Disclosure or proof of the borrower's receipt within 3 days of originator application date.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - 2011 TIL-MDIA - Introductory Escrow Payment Inaccurate: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Introductory Total Payment (PITI) Inaccurate: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																								Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: There is generally no Assignee Liability.			TILA SOL Expired	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_11910	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX Disaster Name: XXXXXXXXXXXXXXX Disaster Declaration Date: XX/XX/XXXX	1	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $117,860.00 is underdisclosed from calculated Finance Charge of $118,393.90 in the amount of $533.90.
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Final TIL Finance Charge of $117,860.00 is underdisclosed from calculated Finance Charge of $118,393.90 in the amount of $533.90.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_11905	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Application / Processing - FEMA Disaster Issue: Property is located in a FEMA Disaster area and has not been inspected.: Disaster Name: XXXXXXXXX Disaster Declaration Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX [3] Application / Processing - Missing Document: Approval not provided	1	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $35,610.86 is underdisclosed from calculated Finance Charge of $36,214.76 in the amount of $603.90.
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.
[2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.	Federal Compliance - Final TIL Finance Charge Under Disclosed: The Calculated Finance Charge amount of $36,332.76 varies from the amount of $35,610.86 reported on the Final CD by $721.90.
Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Right to Cancel was issued on incorrect form.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																								Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.			TILA SOL Expired	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_11904	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Investment	Purchase	N/A	3	3	[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX Disaster Name: XXXXXXXXXXXXXXX Disaster Declaration Date: XX/XX/XXXX			1				1							-	C	C	C	C	C	A	A	A	A	A	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_11903	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Investment	Refinance Rate/Term	N/A	3	3	[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX Disaster Name: XXXXXXXXXXXXXXX Disaster Declaration Date: XX/XX/XXXX			1				1							-	C	C	C	C	C	A	A	A	A	A	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_11902	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Investment	Refinance Limited Cash-out GSE	N/A	3	3	[3] Mortgage / Program Eligibility - AUS Findings: Investor qualifying total debt ratio discrepancy.: Calculated investor qualifying total debt ratio of XX.XX%exceeds AUS total debt ratio of 32.49000%. [3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX Disaster Name: XXXXX Disaster Declaration Date: XX/XX/XXXX [3] Income Documentation - Large deposits were not sourced and/or letter of explanation was not provided.	Calculation of net positive rental incomes does not match lenders findings. Lender rental income calculation worksheet used $15,480 mortgage interest for property located at XXXXXXXXXXand there is no mortgage interest for same property on XXXX Sch E. Missing source of funds for $18,396.52 deposit into XXXXacct XXXX onXX/XX/XXXX.		1				2	[2] Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide "Right to Receive a Copy" appraisal disclosure to applicant within three (3) business days of application or determination of first lien status.	Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: Creditor did not provide "Right to Receive a Copy" appraisal disclosure to applicant within three (3) business days of application or determination of first lien status.		Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: There is generally no Assignee Liability.			-	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_11898	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Application / Processing - Missing Document: Tax Certificate not provided	1	3	[3] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[3] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Maximum In First 5 Years Change Date Inaccurate (ARM loan): Truth in Lending Act (MDIA 2011):  The "Maximum First Five Years" date on the Final TIL does not match the date on which the first regular periodic payment will be due and the earliest date on which that rate may apply.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.
[2] Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide "Right to Receive a Copy" appraisal disclosure to applicant within three (3) business days of application or determination of first lien status.	Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Maximum In First 5 Years Change Date Inaccurate (ARM loan): The "Maximum First Five Years" date on the Final TIL does not match the date on which the first regular periodic payment will be due and the earliest date on which that rate may apply.
Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: No evidence in file borrower was provided a right to receive a copy of appraisal within three business days of application.	Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Maximum In First 5 Years Change Date Inaccurate (ARM loan): TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																								Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: There is generally no Assignee Liability.			TILA SOL Expired	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_11900	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Investment	Refinance Rate/Term	N/A	3	3	[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX Disaster Name: XXXXXXXXXXX Disaster Declaration Date: XX/XX/XXXX			1				1							-	C	C	C	C	C	A	A	A	A	A	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_11896	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Investment	Purchase	N/A	3	3	[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX Disaster Name: XXXXX XXXXXXXXX Disaster Declaration Date: XX/XX/XXXX			1				2	[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX014) [2] Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Missing: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide "Right to Receive a Copy" appraisal disclosure to consumer.	Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Creditor did not provide a copy of each valuation to applicant three business days prior to consummation. Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Missing: Creditor did not provide "Right to Receive a Copy" appraisal disclosure to consumer.		Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Missing: There is generally no Assignee Liability.			-	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_11894	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	CMLTI 2025-RP3_11891	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Investment	Refinance Rate/Term	N/A	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	CMLTI 2025-RP3_11890	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX Disaster Name: XXXXXXXXX Disaster Declaration Date: XX/XX/XXXX [3] Lien - Missing evidence of lien position on Other Financing.: Lien Position: 2	Missing evidence of lien position on Other Financing. There is an additional lien on the property with an original principal balance of XXXXXX, originated in XXXX This lien was not paid off through the subject transaction, and based on the documentation in the file, we were unable to determine its lien position. However, the file does contain a short-form title policy that lists the subject loan in first lien position.		1				1							-	C	C	C	C	C	A	A	A	A	A	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_11888	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Investment	Refinance Rate/Term	N/A	3	3	[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX Disaster Name: XXXXXXXXXX Disaster Declaration Date: XX/XX/XXXX			1				1							-	C	C	C	C	C	A	A	A	A	A	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_11887	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	Temporary SHQM (GSE/Agency Eligible)	2	1				1				2	[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.						-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	CMLTI 2025-RP3_11884	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX Disaster Name: XXXXXXXXXXXXXXX Disaster Declaration Date: XX/XX/XXXX	1	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $86,304.09 is underdisclosed from calculated Finance Charge of $87,003.58 in the amount of $699.49.
[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 1203) With Cure: RESPA (2010): 0% tolerance violation for 1203 fee with evidence of cure provided on Final HUD-1	Federal Compliance - Final TIL Finance Charge Under Disclosed: Final TIL Finance Charge of $86,304.09 is underdisclosed from calculated Finance Charge of $87,003.58 in the amount of $699.49.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - RESPA (2010) - 0% Tolerance (Line 1203) With Cure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_11881	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Mortgage / Program Eligibility - Missing Document: Note - Subordinate Lien not provided			1				1							-	C	C	C	C	C	A	A	A	A	A	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_11878	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] General Appraisal Requirements - The transaction closed as a refinance of a primary residence, and the valuation reflects that the subject property is vacant. Unable to verify occupancy.: Valuation Type: Appraisal / Valuation Report Date: XX/XX/XXXX	1	2	[2] Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:PrimaXX/XX/XXXX014)
[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 803) Without Cure: RESPA (2010): 0% tolerance violation for 803 fee without evidence of sufficient cure provided.
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule (Dodd-Frank 2014): List of Homeownership Counseling Organizations not provided to applicant within three (3) business days of application.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.
[2] Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide "Right to Receive a Copy" appraisal disclosure to applicant within three (3) business days of application or determination of first lien status.	Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): Verification appraisal was delivered to borrower was not provided.
Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: Verification in file states that borrower was given documentation on XX/XX/XXXX not within 3 days of application on XX/XX/XXXXFederal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Verification in file states that borrower received Servicing Disclosure on XX/XX/XXXX, not within 3 days of application date on XX/XX/XXXX.
Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: Verification in file states that Right to Receive a Copy was provided on XX/XX/XXXX, this is not within 3 days of application on 07/02/14.	Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): There is generally no Assignee Liability.

Federal Compliance - RESPA (2010) - 0% Tolerance (Line 803) Without Cure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																								Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: There is generally no Assignee Liability.			-	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_11873	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] General Appraisal Requirements - Subject is a refinance and property is listed for sale.: Valuation Type: Appraisal / Valuation Report Date: XX/XX/XXXX	3	[3] Appraisal Data Integrity - Appraiser's license or certification was not active at the time of the appraisal.: Valuation Type: Appraisal / Valuation Report Date: XX/XX/XXXX	3	[3] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not sent within three (3) business days of the creditor application date.
[2] Federal Compliance - RESPA (2010) – GFE column on HUD Comparison Chart Inaccurate: RESPA (2010) – GFE column on page 3 of Final HUD-1 does not match most recently disclosed GFE.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule (Dodd-Frank 2014): List of Homeownership Counseling Organizations not provided to applicant within three (3) business days of application.
[2] Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Missing: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide "Right to Receive a Copy" appraisal disclosure to consumer.	Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: Data not provided 3 days requirement were missing and 3 days to confirmation.
Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Missing: Data not provided 3 days requirement were missing and 3 days to confirmation, No evidence of appraisal on file	Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA (2010) – GFE column on HUD Comparison Chart Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																								Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Missing: There is generally no Assignee Liability.			TILA SOL Expired	C	C	C	C	C	B	B	B	B	B	C	C	C	C	C	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_11861	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Investment	Refinance Limited Cash-out GSE	N/A	3	3	[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX Disaster Name: XXXXX XXXXXXXXX Disaster Declaration Date: XX/XX/XXXX [3] Document Error - The Preliminary/Commitment does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.: Title Evidence: Preliminary State: OR	1	2	[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX014)
																					[2] Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide "Right to Receive a Copy" appraisal disclosure to applicant within three (3) business days of application or determination of first lien status.	Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: No documentation to support the appraisal was provided to the borrower 3 business days prior to consummation. Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: The right to receive a copy of appraisal was provided on XX/XX/XXXX.		Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: There is generally no Assignee Liability.			-	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_11856	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX Disaster Name: XXXXX Disaster Declaration Date: XX/XX/XXXX			1				2	[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.			Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_11854	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	CMLTI 2025-RP3_11848	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	3	1	1	3	[3] Federal Compliance - Final TIL APR Under/Over Disclosed By Greater Than 0.125%: Truth In Lending Act: Final TIL APR of XXXX% is underdisclosed from calculated APR of XXXX% outside of 0.125% tolerance.
[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $207,788.04 is underdisclosed from calculated Finance Charge of $210,801.47 in the amount of $3,013.43.
[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[2] Federal Compliance - RESPA Disclosure - HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Disclosed Finance Charges are $207,788.04. Due Diligence Finance Charges are $210,801.47. There is a variance of $3,013.43.	Federal Compliance - Final TIL APR Under/Over Disclosed By Greater Than 0.125%: TILA APR - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																								Federal Compliance - RESPA Disclosure - HUD Settlement Cost Booklet Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	CMLTI 2025-RP3_11844	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Investment	Refinance Rate/Term	N/A	3	3	[3] Income Documentation - Income Docs Missing:: Borrower: XXXXXXXXXXThird Party Verification			1				2	[2] State Compliance - Maryland Mortgage Lending Regulations (Tangible Net Benefit Worksheet Not Provided): Maryland Mortgage Lending Regulations: Net Tangible Benefit Worksheet not provided to borrower. [2] State Compliance - Maryland Ability to Repay Not Verified: Maryland SB270: Borrower’s ability to repay not verified with reliable documentation.	State Compliance - Maryland Ability to Repay Not Verified: The file is missing the Maryland Net Tangible Benefit Worksheet Disclosure.		State Compliance - Maryland Mortgage Lending Regulations (Tangible Net Benefit Worksheet Not Provided): Assignee liability is unclear. State Compliance - Maryland Ability to Repay Not Verified: No express provisions for assignee liability			-	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_11843	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	3	1	1	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $121,938.62 is underdisclosed from calculated Finance Charge of $122,017.28 in the amount of $78.66.
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Disclosed Finance Charges are $121,938.62. Due Diligence Finance Charges are $122,017.28. There is a variance of $78.66,	Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	CMLTI 2025-RP3_11841	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Mortgage / Program Eligibility - Missing Document: Note - Subordinate Lien not provided	1	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $223,531.85 is underdisclosed from calculated Finance Charge of $223,728.58 in the amount of $196.73.
[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 1203) With Cure: RESPA (2010): 0% tolerance violation for 1203 fee with evidence of cure provided on Final HUD-1	Federal Compliance - Final TIL Finance Charge Under Disclosed: Disclosed Finance Charges are $223,728.58. Due Diligence Finance Charges are $223,531.85. There is a variance of $196.73.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - RESPA (2010) - 0% Tolerance (Line 1203) With Cure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_11838	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	CMLTI 2025-RP3_11833	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Application / Processing - FEMA Disaster Issue: Property is located in a FEMA Disaster area and has not been inspected.: Disaster Name: XXXXXXXXXX Disaster Declaration Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX			1				2	[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.			Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_11828	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	2	1	1	2	[2] State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided Timely): Michigan Consumer Mortgage Protection Act: Borrower Bill of Rights disclosure not provided to borrower at the time of application.
[2] State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided Timely: Michigan Consumer Mortgage Protection Act:  Consumer Caution and Home Ownership Counseling Notice not provided to borrower at the time of application.
[2] Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.	State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided Timely): Assignee liability is unclear. Purchasers and assignees would not appear to be liable for violations of the Act, except to the extent involved I violations arising from servicing or collecting.

State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided Timely: Assignee liability is unclear.  Purchasers and assignees would not appear to be liable for violations of the Act, except to the extent involved I violations arising from servicing or collecting.

																								Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	CMLTI 2025-RP3_11826	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX Disaster Name: XXXXXXXXXXXXXXX Disaster Declaration Date: XX/XX/XXXX	1	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $20,751.26 is underdisclosed from calculated Finance Charge of $20,914.66 in the amount of $163.40.
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Finance charge shown as $20,751.26 but calculated finance charge is $20,914.66. Variance of -$163.40.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_11825	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] General - Missing Document: Econsent not provided			1				1							-	C	C	C	C	C	A	A	A	A	A	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_11823	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Investment	Refinance Limited Cash-out GSE	N/A	3	3	[3] Document Error - Hazard Insurance policy does not list Lender or Servicer and its successors and assigns, per guideline requirements.			1				1							-	C	C	C	C	C	A	A	A	A	A	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_11821	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	2	1				1				2	[2] Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.			Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	CMLTI 2025-RP3_11817	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX Disaster Name: XXXXXXXXX Disaster Declaration Date: XX/XX/XXXX	1	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $40,385.01 is underdisclosed from calculated Finance Charge of $40,492.61 in the amount of $107.60.
[3] Federal Compliance - TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Disclosed Amount Financed is $40,385.01. Due Diligence Amount Financed is $40,492.61. There is a variance of $107.60. It appears the lender did not include the prepaid interest in the prepaid finance charges.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TIL-MDIA - Initial TIL Missing: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_11815	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Investment	Refinance Cash-out - Debt Consolidation	N/A	3	3	[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX Disaster Name: XXXXX Disaster Declaration Date: XX/XX/XXXX [3] Income Documentation - REO Documents are missing.: Address: XXXXXXXXXX Statement	1	2	[2] Federal Compliance - ECOA Appraisal - Appraisal Provided Prior to Date Performed: ECOA Valuations Rule (Dodd-Frank 2014): Date valuation provided to applicant is prior to the date when valuation was performed. Unable to determine compliance with appraisal timing requirements. (Type:PrimaXX/XX/XXXX014)
																					[2] Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide "Right to Receive a Copy" appraisal disclosure to applicant within three (3) business days of application or determination of first lien status.	Federal Compliance - ECOA Appraisal - Appraisal Provided Prior to Date Performed: Date valuation provided to applicant is prior to the date when valuation was performed. Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: Creditor did not provide "Right to Receive a Copy" appraisal disclosure to applicant within three (3) business days of application or determination of first lien status.		Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: There is generally no Assignee Liability.			-	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_12424	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Investment	Refinance Limited Cash-out GSE	N/A	3	3	[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX Disaster Name: XXXXX Disaster Declaration Date: XX/XX/XXXX			1				1							-	C	C	C	C	C	A	A	A	A	A	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_12443	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Application / Processing - FEMA Disaster Issue: Property is located in a FEMA Disaster area and has not been inspected.: Disaster Name: XXXXX Disaster Declaration Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX			1				3	[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $352.84 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (7200)	Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Loan Discount Points of $352.84 was not disclosed on Loan Estimate.		Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_12417	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Investment	Refinance Cash-out - Other	N/A	3	3	[3] Mortgage / Program Eligibility - AUS Findings: Investor qualifying total debt ratio discrepancy.: Calculated investor qualifying total debt ratio of XX.XX% exceeds AUS total debt ratio of 42.35000%. [3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX Disaster Name: XXXXX Disaster Declaration Date: XX/XX/XXXX [3] Income Documentation - Income documentation requirements not met.	The DTI exceeds maximum due to missing REO documentation to support the PITI payments and rental income as submitted through the AUS. A Lease Agreement was not provided to support rental income in the amoun of $3,300 per month for XXXXXXXXXXXXas required by the AUS. Additionally, mortgage statements were not provided to confirm PITI payments for 1XXXXXXXXXXXXand XXXXXXXXXXXX.		1				1							-	C	C	C	C	C	A	A	A	A	A	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_12351	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX Disaster Name: XXXXX Disaster Declaration Date: XX/XX/XXXX	Provide a post close property inspection with exterior photos. FEMA disaster area,XXXXXXXXXXXX, XXXXX. Disaster declaration date is XX/XX/XXXX, disaster end date is XX/XX/XXXX		1				2	[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX017) [2] Federal Compliance - RESPA - Initial Escrow Account statement Inaccurate: RESPA: Initial escrow account statement does not match charges on HUD-1/Final Closing Disclosure.	Federal Compliance - RESPA - Initial Escrow Account statement Inaccurate: Lender provided a post close CD correcting the escrow data and a new escrow disclosure. The cover letter does not indicate what changed and there is no evidence of being delivered to the borrowers.		Federal Compliance - RESPA - Initial Escrow Account statement Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_12283	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Investment	Purchase	N/A	2	1				1				2	[2] Federal Compliance - ECOA Appraisal - Appraisal Provided Prior to Date Performed: ECOA Valuations Rule (Dodd-Frank 2014): Date valuation provided to applicant is prior to the date when valuation was performed. Unable to determine compliance with appraisal timing requirements. (Type:PrimaXX/XX/XXXX017)	Federal Compliance - ECOA Appraisal - Appraisal Provided Prior to Date Performed: Property was inspected XX/XX/XX, report was signed XX/XX/XXand the appraisal was sent to the borrower on XX/XX/XXXX					-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	CMLTI 2025-RP3_11978	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX Disaster Name: XXXXXXXXX Disaster Declaration Date: XX/XX/XXXX			1				1							-	C	C	C	C	C	A	A	A	A	A	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_11915	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	3	1	1	3	[3] Federal Compliance - TILA NMLSR - Individual Originator License Status Not Approved: Truth in Lending Act (NMLSR Dodd- Frank 2014): Individual Loan Originator not in approved license status to conduct loan origination activities.
[3] Federal Compliance - Federal Loan Originator Compensation - Individual LO Not NMLS Licensed at Time of Application: Truth in Lending Act (NMLSR Dodd- Frank 2014): Individual Loan Originator not NMLS licensed or registered at time of application.	Federal Compliance - Federal Loan Originator Compensation - Individual LO Not NMLS Licensed at Time of Application: "Assignee Liability: Civil actions that may be brought against a creditor may be maintained against any assignee only if the violation is apparent on the face of the disclosure or other documents assigned, except where the assignment was involuntary. This civil liability may include $4,000, in the case of an individual transaction, or the lesser of $500,000 or 1% of the creditor's net worth in the case of a class action (effectiveXX/XX/XXXXthis amount increases to the lesser of $1,000,000 or 1%), as well as actual damages, court costs, and attorneys' fees. For an anti-steering violation, the creditor may also be liable in an amount equal to the sum of all finance charges and fees paid by the consumer, unless the creditor demonstrates the failure to comply is not material. Notwithstanding any other provision of law, when a creditor, assignee, or other holder or anyone acting on behalf of the creditor, assignee, or holder, initiates a judicial or nonjudicial foreclosure of the residential mortgage loan, or any other action to collect the debt in connection with such loan, a consumer may assert a violation as a matter of defense by recoupment or set off without regard for the time limit on a private action for damages.
																								EffectiveXX/XX/XXXX in addition to the aforementioned, the individual Loan Originator could be liable for statutory damages. The maximum liability is the greater of actual damages or 3 times the loan originator's compensation or gain, plus the cost to the consumer of the action. The Dodd-Frank Act extended the statute of limitations on TILA violations to 3 years from the date of the violation."			TILA SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	CMLTI 2025-RP3_11980	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	3	1	1	3	[3] Federal Compliance - 2011 TIL-MDIA - Introductory Escrow Payment Inaccurate: Truth in Lending Act (MDIA 2011): The amount of taxes and insurance, including any mortgage insurance, on the Final TIL does not match the amount of taxes and insurance, including any mortgage insurance, for the loan.
[3] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Introductory Total Payment (PITI) Inaccurate: Truth in Lending Act (MDIA 2011):  Total payment amount (PITI) on the Final TIL does not match the total payment amount for the loan.
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX015)
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.
[2] Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: Unable to determine if the initial escrow account statement is compliant based on missing information.
[2] Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.	Federal Compliance - 2011 TIL-MDIA - Introductory Escrow Payment Inaccurate: Taxes and insurance on Final TIL reflect 409.51 while the calculated amount totals 409.48. The difference is due to the lender using an insurance premium that differs from the amount supported by the insurance documentation.
Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Introductory Total Payment (PITI) Inaccurate: Taxes and insurance on Final TIL reflect 409.51 while the calculated amount totals 409.48.  The difference is due to a discrepancy in the amount used to calculate the monthly hazard insurance premium.
Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: No documentation provided showing that copy of valuation was provided 3 days prior to consummation.
Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: GFE reflects estimate for all settlement charges is available throughXX/XX/XXXXut should reflectXX/XX/XXXXt the earliest.
Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: HUD Settlement Cost Booklet not provided in file.
Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: Escrow account statement is not dated.  Unable to determine when it was provided to the borrower.
Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Missing: Servicing Disclosure Statement not provided in file.	Federal Compliance - 2011 TIL-MDIA - Introductory Escrow Payment Inaccurate: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Introductory Total Payment (PITI) Inaccurate: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																								Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	CMLTI 2025-RP3_11981	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	3	1	1	3	[3] Federal Compliance - Final TIL APR Under/Over Disclosed By Greater Than 0.125%: Truth In Lending Act: Final TIL APR of XXXX% is underdisclosed from calculated APR of XXXX% outside of 0.125% tolerance.
[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $436,162.51 is underdisclosed from calculated Finance Charge of $448,316.59 in the amount of $12,154.08.
[3] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not sent within three (3) business days of the creditor application date.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	Federal Compliance - Final TIL Finance Charge Under Disclosed: The finance charge was under disclosed in the amount of $12,154.08. There is no indication of Lender paid fees or additional Seller paid fees. A final Itemization of Amount Financed is missing. However, Closing Instructions do not reflect any additional fees paid by the Lender or Seller.
Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Disclosure providedXX/XX/XXXX
Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: The ABA was providedXX/XX/XXXX per disclosures in file.	Federal Compliance - Final TIL APR Under/Over Disclosed By Greater Than 0.125%: TILA APR - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	CMLTI 2025-RP3_12027	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX Disaster Name: XXXXXXXXXXXXXX XXXXXXXXXXXX Disaster Declaration Date: XX/XX/XXXX			1				2	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. [2] Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Missing: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide "Right to Receive a Copy" appraisal disclosure to consumer.	Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Initial application is datedXX/XX/XXXXnd the Affiliated Business Arrangement Disclosure is datedXX/XX/XXXXFederal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Missing: No evidence of receipt was located in the file		Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Missing: There is generally no Assignee Liability.			-	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_12772	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	3	3	[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX Disaster Name: XXXXX Disaster Declaration Date: XX/XX/XXXX [3] Income Documentation - Income Docs Missing:: Borrower: JXXXXXXXXXXXX W-2XXXX [3] Income Documentation - Income documentation requirements not met. [3] Application / Processing - Missing Document: Purchase Agreement / Sales Contract not provided	Missing XXXX W2 for the borrower as required by DU. Missing XXXXw2 from previous year required per AUS.	1	3	[3] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Non QM.
[3] Federal Compliance - QM DTI: Qualified Mortgage (Dodd-Frank 2014): Total Debt to Income Ratio exceeds 43% and the images do not provide evidence loan is eligible for purchase, guarantee or insurance by the appropriate agency.
[3] Federal Compliance - Rental Income Documentation - Schedule E Method Test: Qualified Mortgage (Dodd-Frank 2014): Rental income documentation requirement not met for XXXXXXXXXXXXX.  Lease Agreement and/or Tax Return not provided. (XXXXXXXXXXXXX/Schedule E)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax.  Fee Amount of $400.40 exceeds tolerance of $0.00.  Insufficient or no cure was provided to the borrower. (8304)
[2] Federal Compliance - QM Employment History - Current and/or Previous Employment Documentation lacks Date Info: Qualified Mortgage (Dodd-Frank 2014): Missing Employment Dates to verify two years employment history for current and/or prior employment. (XXXXXXXXXXXXX10189520)	Federal Compliance - Check Loan Designation Match - QM: The loan is failing Temp SHQM due to missing previous year W2 required per AUS. Loan is waterfalling to SHQM/ATR requirements.
Federal Compliance - QM DTI: The loan is failing Temp SHQM due to missing previous year W2 required per AUS. Loan is waterfalling to SHQM/ATR requirements which allows max dti of 43%.
Federal Compliance - Rental Income Documentation - Schedule E Method Test: The loan is failing Temp SHQM due to missing previous year W2 required per AUS. Loan is waterfalling to SHQM/ATR requirements which requires lease agreement for rental income.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: File is missing a valid change of circumstance and no cure showing on the Final CD.
Federal Compliance - QM Employment History - Current and/or Previous Employment Documentation lacks Date Info: The loan is failing Temp SHQM due to missing previous year W2 required per AUS. Loan is waterfalling to SHQM/ATR requirements which requires two years employment and income verification.	Federal Compliance - Check Loan Designation Match - QM: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

Federal Compliance - QM DTI: Although this issue is subject to a 3 year SOL for affirmative claims under TILA, AMC does not adjust grading taking into account TILA SOL for exceptions under ATR, given the potential for enhanced damages when asserting an ability to repay defense in response to an action to collect a debt by recoupment or set-off.

																								Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TILA ATR/QM	D	D	D	D	D	C	C	C	C	C	A	A	A	A	A	D	D	D	D	D
XXXX	XXXX	CMLTI 2025-RP3_11942	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	Temporary SHQM (GSE/Agency Eligible)	2	1	1	2	[2] Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA (2010) – GFE column on HUD Comparison Chart Inaccurate: RESPA (2010) – GFE column on page 3 of Final HUD-1 does not match most recently disclosed GFE.
[2] Federal Compliance - RESPA (2010) -  Existence of Escrow Account on Final GFE Inaccurate: RESPA (2010): Existence of escrow account disclosed on Final GFE does not match actual terms.
[2] Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide "Right to Receive a Copy" appraisal disclosure to applicant within three (3) business days of application or determination of first lien status.	Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges
Federal Compliance - RESPA (2010) – GFE column on HUD Comparison Chart Inaccurate: GFE column on page 3 of Final HUD-1 does not match most recently disclosed GFE
Federal Compliance - RESPA (2010) -  Existence of Escrow Account on Final GFE Inaccurate: Existence of escrow account disclosed on Final GFE does not match actual terms
Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: Creditor did not provide "Right to Receive a Copy" appraisal disclosure to applicant within three (3) business days of application or determination of first lien status.	Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) – GFE column on HUD Comparison Chart Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Existence of Escrow Account on Final GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																								Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: There is generally no Assignee Liability.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	CMLTI 2025-RP3_11874	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX Disaster Name: XXXXXXXXXXXXXXX Disaster Declaration Date: XX/XX/XXXX	1	3	[3] Federal Compliance - 2011 TIL-MDIA - Introductory Escrow Payment Inaccurate: Truth in Lending Act (MDIA 2011): The amount of taxes and insurance, including any mortgage insurance, on the Final TIL does not match the amount of taxes and insurance, including any mortgage insurance, for the loan.
[3] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Introductory Total Payment (PITI) Inaccurate: Truth in Lending Act (MDIA 2011):  Total payment amount (PITI) on the Final TIL does not match the total payment amount for the loan.
[2] Federal Compliance - RESPA (2010) - Initial Payment on Final HUD-1 Inaccurate: RESPA (2010): Initial payment on Final HUD-1 does not match actual payment on loan.	Federal Compliance - 2011 TIL-MDIA - Introductory Escrow Payment Inaccurate: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Introductory Total Payment (PITI) Inaccurate: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - RESPA (2010) - Initial Payment on Final HUD-1 Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_12853	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	3	1	1	3	[3] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Non QM.
[3] Federal Compliance - QM Points and Fees: Qualified Mortgage (Dodd Frank 2014): Points and Fees on subject loan of XXXX% is in excess of the allowable maximum of  3.00000% of the Federal Total Loan Amount. Points and Fees total $XXXX on a Federal Total Loan Amount of $XXXX vs. an allowable total of $XXXX (an overage of $XXXX or XXXX%).
[3] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $4,987.00 exceeds tolerance of $428.00 plus 10% or $470.80.  Insufficient or no cure was provided to the borrower. (0)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee.  Fee Amount of $640.00 exceeds tolerance of $465.00.  Insufficient or no cure was provided to the borrower. (7506)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee.  Fee Amount of $103.40 exceeds tolerance of $100.00.  Insufficient or no cure was provided to the borrower. (7520)
[2] Federal Compliance - TRID Final Closing Disclosure Total Property Costs Year 1 - October 2018 Test: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Estimated Property Costs over Year 1 of XXXX on Final Closing Disclosure provided on XX/XX/XXXX not accurate. (FinXX/XX/XXXX019)	Federal Compliance - Check Loan Designation Match - QM: Points and Fees on subject loan of XXXX% is in excess of the allowable maximum.
Federal Compliance - QM Points and Fees: Points and Fees on subject loan of 3.42656% is in excess of the allowable maximum.
Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: 10% tolerance was exceeded by $4,516.20 due to increase of deed fee.  No valid COC provided, nor evidence of cure in file.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Appraisal Fee was last disclosed as $465.00 on LE but disclosed as $640.00 on Final Closing Disclosure. File does not contain a valid COC for this fee, nor evidence of cure in file.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Credit Report Fee was last disclosed as $100.00 on LE but disclosed as $103.40 on Final Closing Disclosure. File does not contain a valid COC for this fee, nor evidence of cure in file.
Federal Compliance - TRID Final Closing Disclosure Total Property Costs Year 1 - October 2018 Test: The final CD disclosed the Amount of Estimated Property Costs over Year 1 as $XXXX on page 4; however the annual taxes ($XXXX), Insurance ($XXXX) and HOA Dues ($XXXX) are $XXXX per year.	Federal Compliance - Check Loan Designation Match - QM: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Final Closing Disclosure Total Property Costs Year 1 - October 2018 Test: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TILA ATR/QM	A	A	A	A	A	C	C	C	C	C	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_12753	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	3	3	[3] Asset Calculation / Analysis - AUS Findings: Available for Reserves discrepancy.: Calculated Available for Reserves of $XXXX is less than AUS Available for Reserves of $XXXX.
[3] Guideline Issue - Employment was not verified within 10 days of the note date.: Borrower: XXXXXXXXXX// Employment Type: Employment / Income Type: Wages / Start Date: XX/XX/XXXX
[3] General - Missing Document: Verification of Non-US Citizen Status not provided
[3] Income Documentation - The verification of employment is not within 10 business days of the Note.: Borrower: XXXXXXXXXX// Employment Type: Employment / Income Type: Wages / Start Date: XX/XX/XXXX
[2] AUS Discrepancy / Guidelines Discrepancy - AUS Findings: Qualifying asset balance discrepancy.: Calculated qualifying asset balance of $XXXX is less than AUS qualifying asset balance of $XXXX	Insufficient assets for closing and reserves after excluding the 30 day XXXX account balance from the borrower's available assets. The VVOE in the file is datedXX/XX/XXXX, which is greater than 10 business days from the note date ofXX/XX/XXXX. AUS condition # 7 states to "verify that all non-US citizen borrowers are legally present in the United States" and the file is missing this verification (i.e. Visa or passport). Insufficient assets for closing and reserves after excluding the 30 day XXXX account balance from the borrower's available assets.	1	3	[3] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Non QM.
[3] Federal Compliance - QM DTI: Qualified Mortgage (Dodd-Frank 2014): Total Debt to Income Ratio exceeds 43% and the images do not provide evidence loan is eligible for purchase, guarantee or insurance by the appropriate agency.
[3] Federal Compliance - QM Points and Fees: Qualified Mortgage (Dodd Frank 2014): Points and Fees on subject loan of XXXX% is in excess of the allowable maximum of 3.00000% of the Federal Total Loan Amount. Points and Fees total $XXXX on a Federal Total Loan Amount of $XXXX vs. an allowable total of $XXXX (an overage of $XXXX or XXXX%).	Federal Compliance - Check Loan Designation Match - QM: The loan is failing Temp SHQM due to insufficient assets for closing after excluding the 30 day XXXX account from the assets. The loan is waterfalling to SHQM/ATR requirements which allows max dti of 43%.
Federal Compliance - QM DTI: The loan is failing Temp SHQM due to insufficient assets for closing and reserves after excluding the 30 day XXXX account balance from the borrower's available assets. The loan is waterfalling to SHQM/ATR requirements which allows max dti of 43%.
Federal Compliance - QM Points and Fees: Points and Fees on subject loan of XXXX% is in excess of the allowable maximum of 3.00000% of the Federal Total Loan Amount.	Federal Compliance - Check Loan Designation Match - QM: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

																								Federal Compliance - QM DTI: Although this issue is subject to a 3 year SOL for affirmative claims under TILA, AMC does not adjust grading taking into account TILA SOL for exceptions under ATR, given the potential for enhanced damages when asserting an ability to repay defense in response to an action to collect a debt by recoupment or set-off.			TILA ATR/QM	C	C	C	C	C	C	C	C	C	C	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_12818	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	3	3	[3] Guideline Issue - Employment was not verified within 10 days of the note date.: Borrower: XXXXXXXXXX// Employment Type: Employment / Income Type: Wages / Start Date: XX/XX/XXXX
[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: XX/XX/XXXX
Disaster End Date: XX/XX/XXXX
Disaster Name: XXXXXXXXXXXXXXX
Disaster Declaration Date: XX/XX/XXXX
[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided
[3] Income Documentation - The verification of employment is not within 10 business days of the Note.: Borrower: XXXXXXXXXX// Employment Type: Employment / Income Type: Wages / Start Date: XX/XX/XXXX	1	3	[3] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Non QM.
[3] Federal Compliance - QM Points and Fees: Qualified Mortgage (Dodd Frank 2014): Points and Fees on subject loan of XXXX% is in excess of the allowable maximum of  3.00000% of the Federal Total Loan Amount. Points and Fees total $XXXX on a Federal Total Loan Amount of $XXXX vs. an allowable total of $XXXX (an overage of $XXXX or XXXX%).
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax.  Fee Amount of $7,165.65 exceeds tolerance of $3,637.00.  Insufficient or no cure was provided to the borrower. (8304)
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX019)	Federal Compliance - Check Loan Designation Match - QM: Due Diligence Loan Designation of Non QM.due to loan exceeds max Points & Fees and missing income documentation
Federal Compliance - QM Points and Fees: Loan exceeds max Points & Fees
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Transfer tax increased without a valid CIC and no cure listed at closing	Federal Compliance - Check Loan Designation Match - QM: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

																								Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TILA ATR/QM	C	C	C	C	C	C	C	C	C	C	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_12049	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Limited Cash-out GSE	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: XX/XX/XXXX
Disaster End Date: XX/XX/XXXX
Disaster Name: XXXXXXXXXXXXXXX
Disaster Declaration Date: XX/XX/XXXX
[3] Insufficient Coverage - The Hazard Insurance Policy Effective Date is after closing.: Hazard Insurance Policy Effective Date XX/XX/XXXX, Disbursement Date: XX/XX/XXXX
[3] Income Documentation - The verification of employment is not within 10 business days of the Note.: Borrower: XXXXXXXXXX// Employment Type: Employment / Income Type: Wages / Start Date: XX/XX/XXXX
[3] Income Documentation - The verification of employment is required and was not found in file.: Borrower: XXXXXXXXXX// Employment Type: Employment / Income Type: Wages / Start Date: XX/XX/XXXX	Post Disaster Inspection is missing. Hazard Insurance Policy effective date of XX/XX/XXXX is after the Note date of XX/XX/XXXX.	1	3	[3] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Third Circuit): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.
[3] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not sent within three (3) business days of the creditor application date.	Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Third Circuit): Right to Cancel is on Form H-8 however, the Title Commitment verifies the subject loan is paying off an existing loan by the same lender. Right to Cancel should be on Form H-9.
Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Initial TIL dated XX/XX/XXXX is not dated within 3 business days of the application date of XX/XX/XXXX.	Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Third Circuit): TILA ROR Form - The Third Circuit has prior rulings that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form. Creditors are required to use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.

																								Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_11983	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX Disaster Name: XXXXXXXXX Disaster Declaration Date: XX/XX/XXXX			1				2	[2] Federal Compliance - RESPA (2010) - Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.	Federal Compliance - RESPA (2010) - Initial Payment on GFE Inaccurate: Loan amount was lesser on the initial good faith estimate.		Federal Compliance - RESPA (2010) - Initial Payment on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_12789	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Non QM	3	1	1	3	[3] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Non QM.
[3] Federal Compliance - QM Points and Fees: Qualified Mortgage (Dodd Frank 2014): Points and Fees on subject loan of XXXX% is in excess of the allowable maximum of  3.00000% of the Federal Total Loan Amount. Points and Fees total $XXXX on a Federal Total Loan Amount of XXXXXXXXXXX vs. an allowable total of $XXXX (an overage of $XXXX or XXXX%).
[3] Federal Compliance - TRID Final Closing Disclosure Contact Information - Lender: TILA-RESPA Integrated Disclosure - Contact Information: Final Closing Disclosure provided on XX/XX/XXXX did not disclose the required  Lender Contact Information (Lender Name, Lender NMLS ID, Contact Name, Contact NMLS ID). (FinXX/XX/XXXX019)
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX019)	Federal Compliance - Check Loan Designation Match - QM: The loan is failing Temp SHQM due to points and fees.
Federal Compliance - QM Points and Fees: Points and Fees on subject loan of XXXX% is in excess of the allowable maximum of 3.00000% of the Federal Total Loan Amount. Points and Fees total $XXXX on a Federal Total Loan Amount of XXXXXXXXXXX vs. an allowable total of $XXXX
Federal Compliance - TRID Final Closing Disclosure Contact Information - Lender: Final Closing Disclosure provided on XX/XX/XXXX did not disclose the required Lender Contact Name and Contact NMLS ID.	Federal Compliance - Check Loan Designation Match - QM: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

																								Federal Compliance - TRID Final Closing Disclosure Contact Information - Lender: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TILA ATR/QM	A	A	A	A	A	C	C	C	C	C	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_12831	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	3	3	[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX Disaster Name: XXXXXXXXXXXXXXXXXX Disaster Declaration Date: XX/XX/XXXX	Most Recent Valuation Inspection Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX Disaster Name: XXXXXXXXXXXXXXXXXX Disaster Declaration Date: XX/XX/XXXX	1	3	[3] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Non QM.
[3] Federal Compliance - QM Points and Fees: Qualified Mortgage (Dodd Frank 2014): Points and Fees on subject loan of XXXX% is in excess of the allowable maximum of  3.00000% of the Federal Total Loan Amount. Points and Fees total $XXXX on a Federal Total Loan Amount of $XXXX vs. an allowable total of $XXXX (an overage of $XXXX or XXXX%).
[3] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $86.00 exceeds tolerance of $65.00 plus 10% or $71.50.  Insufficient or no cure was provided to the borrower. (0)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax.  Fee Amount of $1,827.50 exceeds tolerance of $0.00.  Insufficient or no cure was provided to the borrower. (8304)
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX019)	Federal Compliance - Check Loan Designation Match - QM: The loan is failing due to QM points and fees.
Federal Compliance - QM Points and Fees: Points and Fees on subject loan of XXXX% is in excess of the allowable maximum of  3.00000% of the Federal Total Loan Amount.
Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: Fees increased without a valid COC, a cure of $14.50 is reflected however is insufficient to cure total tolerance violations for the loan.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Fees increased without a valid COC, a cure of $14.50 is reflected however is insufficient to cure total tolerance violations for the loan.	Federal Compliance - Check Loan Designation Match - QM: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

																								Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TILA ATR/QM	C	C	C	C	C	C	C	C	C	C	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_12029	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: XX/XX/XXXX
Disaster End Date: XX/XX/XXXX
Disaster Name: XXXXXXXXXXXXXXX
Disaster Declaration Date: XX/XX/XXXX
[3] Income Documentation - The verification of employment is not within 10 business days of the Note.: Borrower: XXXXXXXXXX// Employment Type: Employment / Income Type: Wages / Start Date: XX/XX/XXXX
													[3] Income Documentation - The verification of employment is not within 10 business days of the Note.: Borrower: XXXXXXXXXX// Employment Type: Employment / Income Type: Wages / Start Date: XX/XX/XXXX	The VOE provided was completedXX/XX/XXXX The VOE provided was completedXX/XX/XXXX.		1				2	[2] Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:PrimaXX/XX/XXXX015) [2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.			Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): There is generally no Assignee Liability. Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_12859	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX Disaster Name: XXXXXXXXXXXXXXX Disaster Declaration Date: XX/XX/XXXX [3] Insurance Analysis - Insufficient Coverage: Hazard insurance coverage amount is insufficient.	HOI coverage is insufficient by $168,800.00. Provide verification of policy with sufficient coverage OR provide copy of insurer's replacement cost estimate supporting current coverage amount.		1				3	[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Abstract / Title Search. Fee Amount of $195.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (77163)	Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Title - Abstract / Title Search Fee was not disclosed on Loan Estimate. File does not contain a valid COC for this fee, nor evidence of cure.		Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_12794	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Limited Cash-out GSE	Non QM	3	2	[2] Asset Calculation / Analysis - Available for Closing is insufficient to cover Cash From Borrower.: Documented qualifying Assets for Closing of $XXXX is less than Cash From Borrower $XXXX	Limited cash out refi of 1202.98. No reserves were required since borrower is receiving limited cash out.	1	3	[3] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Non QM.
[3] Federal Compliance - QM Points and Fees: Qualified Mortgage (Dodd Frank 2014): Points and Fees on subject loan of XXXX% is in excess of the allowable maximum of  3.00000% of the Federal Total Loan Amount. Points and Fees total $XXXX on a Federal Total Loan Amount of $XXXX vs. an allowable total of $XXXX (an overage of $XXXX or XXXX%).
[3] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.
[3] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Underwriting Fee.  Fee Amount of $995.00 exceeds tolerance of $0.00.  Insufficient or no cure was provided to the borrower. (73196)
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX019)	Federal Compliance - Check Loan Designation Match - QM: QM Points and Fees exceeded, changing the Loan Designation. No cure or adjustment of fees provided.
Federal Compliance - QM Points and Fees: Points and Fees exceed maximum allowable.
Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Verified dates from RTC.  Wrong notary date ofXX/XX/XXXXas written on SI;  all other notary dates in file wereXX/XX/XXXXFederal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Verified dates from RTC.  Wrong notary date ofXX/XX/XXXXas written on SI;  all other notary dates in file wereXX/XX/XXXXFederal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: No cure provided.
Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: No waiver or receipt for appraisal provided.	Federal Compliance - Check Loan Designation Match - QM: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: TILA ROR - 3yrs for rescindable transactions.

																								Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TILA ATR/QM	C	C	C	C	C	C	C	C	C	C	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_11859	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Investment	Purchase	N/A	3	3	[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX Disaster Name: XXXXXXXXX Disaster Declaration Date: XX/XX/XXXX			1				2	[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:SecondaXX/XX/XXXX014)						-	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_12035	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Investment	Refinance Cash-out - Other	N/A	2	1				1				2	[2] Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Missing: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide "Right to Receive a Copy" appraisal disclosure to consumer.			Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Missing: There is generally no Assignee Liability.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	CMLTI 2025-RP3_12131	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX Disaster Name: XXXXXXXXXXXXXXX Disaster Declaration Date: XX/XX/XXXX	1	3	[3] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (FinXX/XX/XXXX016)
[3] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $1,750.00 exceeds tolerance of $1,550.00 plus 10% or $1,705.00.  Insufficient or no cure was provided to the borrower. (0)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of $2,097.20 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (8304)	Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: The CD provided in the loan file was issuedXX/XX/XXXXnd signed by the borrower onXX/XX/XXXX Disclosure tracking provided in the loan file shows a CD was issued and received by the borrower onXX/XX/XXXXut that CD was not provided in the loan file.
Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: Unable to locate a valid change of circumstance or a sufficient cure to the borrower.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Unable to locate a valid change of circumstance or a sufficient cure to the borrower.	Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_11892	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX Disaster Name: XXXXXXXXXXXXXXX Disaster Declaration Date: XX/XX/XXXX	1	2	[2] Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:PrimaXX/XX/XXXX014)
[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): Missing verification of when the appraisal was provided to the borrower. Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: The ABA provided was datedXX/XX/XXXX.	Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): There is generally no Assignee Liability.

Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																								Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_11951	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Temporary SHQM (GSE/Agency Eligible)	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	CMLTI 2025-RP3_12791	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Non QM	3	3	[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	1	3	[3] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Non QM.
[3] Federal Compliance - QM Points and Fees: Qualified Mortgage (Dodd Frank 2014): Points and Fees on subject loan of XXXXXX is in excess of the allowable maximum of  3.00000% of the Federal Total Loan Amount. Points and Fees total $XXXX on a Federal Total Loan Amount of $XXXX vs. an allowable total of $XXXX (an overage of $XXXX or XXXXXX).
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee.  Fee Amount of $51.00 exceeds tolerance of $31.00.  Insufficient or no cure was provided to the borrower. (7520)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Property Inspection Fee.  Fee Amount of $145.00 exceeds tolerance of $0.00.  Insufficient or no cure was provided to the borrower. (75158)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points.  Fee Amount of $4,250.33 exceeds tolerance of $3,933.00.  Insufficient or no cure was provided to the borrower. (7200)
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX019)	Federal Compliance - Check Loan Designation Match - QM: Due to Points and Fees failure.
Federal Compliance - QM Points and Fees: Points and Fees on subject loan of XXXXXX is in excess of the allowable maximum of 3.00000% of the Federal Total Loan Amount. Points and Fees total $XXXX on a Federal Total Loan Amount of $XXXX vs. an allowable total of $XXXX
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: No valid COC or cure provided.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: No valid COC or cure provided.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: No valid COC or cure proivded.	Federal Compliance - Check Loan Designation Match - QM: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TILA ATR/QM	C	C	C	C	C	C	C	C	C	C	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_12886	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX Disaster Name: XXXXXXXXX Disaster Declaration Date: XX/XX/XXXX [3] Income Documentation - The verification of employment is not within 10 business days of the Note.: Borrower: XXXXXXXXXX // Employment Type: Employment / Income Type: Wages / Start Date: XX/XX/XXXX	1	3	[3] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.
[3] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $145.20 exceeds tolerance of $120.00 plus 10% or $132.00. Insufficient or no cure was provided to the borrower. (0)	Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: The disbursement date on the final CD reflected XX/XX/XXXX, however, the loan closed on XX/XX/XXXX. A corrected CD, the final Alta Settlement Statement, or other acceptable documentation to confirm this was a clerical error was missing from the file.
																						Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: 10% fee violation due to an increase in the recording fee. There was a valid COC for the increase that took place on the LE dated XX/XX/XXXX, however, the increase was not > 10% so the baseline was not reset. No valid COC was in the file for the increase to $145.20, nor evidence of cure at closing.		Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.			TILA SOL Expired	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_12786	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: XX/XX/XXXX
Disaster End Date: XX/XX/XXXX
Disaster Name: XXXXX
Disaster Declaration Date: XX/XX/XXXX
[3] HOA - HOA Dues amount was not evidenced in the file, and has not been included in the calculated debt ratio.: Valuation Type: Stated / Valuation Report Date: XX/XX/XXXX Property Type:  PUD
[3] Application / Processing - HOA Error: Subject is located in a project and HOA Information was not provided.: Valuation Type: Stated / Valuation Report Date: XX/XX/XXXX
[3] Insurance Analysis - Insufficient Coverage: Hazard insurance coverage amount is insufficient.	1	3	[3] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final Closing Disclosure Received Date. Unable to determine compliance with rescission timing requirements.
[3] Federal Compliance - TRID Closing Disclosure Status Test: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided or Closing Disclosure not provided prior to closing. Any applicable Federal, State or Local compliance testing is unreliable or not performed. Loan is subject to high cost testing.	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - TRID Closing Disclosure Status Test: High Cost or Anti-Predatory Lending Testing impact, therefore no SOL considerations.
																								For TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		Yes	TR Indeterminable	C	C	C	C	C	C	C	C	C	C	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_12756	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	3	3	[3] Guideline Issue - Employment was not verified within 10 days of the note date.: Borrower: XXXXXXXXXX // Employment Type: Employment / Income Type: Wages / Start Date: XX/XX/XXXX
[3] Income Documentation - Income documentation requirements not met.
[3] Income Documentation - The verification of employment is not within 10 business days of the Note.: Borrower: XXXXXXXXXX // Employment Type: Employment / Income Type: Wages / Start Date: XX/XX/XXXX
[3] Income Documentation - The verification of employment is required and was not found in file.: Borrower: XXXXXXXXXX // Employment Type: Employment / Income Type: Wages / Start Date: XX/XX/XXXX
[3] Income Documentation - The verification of employment is required and was not found in file.: Borrower: XXXXXXXXXX // Employment Type: Employment / Income Type: Wages / Start Date: XX/XX/XXXX	VVOE not dated within 10 business days of the Note date as required per the AUS. Provide a VVOE dated within 10 business days of the Note date.	1	3	[3] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Non QM.
[3] Federal Compliance - QM DTI: Qualified Mortgage (Dodd-Frank 2014): Total Debt to Income Ratio exceeds 43% and the images do not provide evidence loan is eligible for purchase, guarantee or insurance by the appropriate agency.
[3] Federal Compliance - QM Employment History: Qualified Mortgage (Dodd-Frank 2014): Employment history requirement not met. (XXXXXXXXXXXXX/XXXX)
[3] Federal Compliance - QM Employment History: Qualified Mortgage (Dodd-Frank 2014): Employment history requirement not met. (XXXXXXXXXXXXXXXXX)
[3] Federal Compliance - QM Points and Fees: Qualified Mortgage (Dodd Frank 2014): Points and Fees on subject loan of XXXX% is in excess of the allowable maximum of 3.00000% of the Federal Total Loan Amount. Points and Fees total $XXXX on a Federal Total Loan Amount of $XXXX vs. an allowable total of $XXXX (an overage of $XXXX or XXXXX%).	Federal Compliance - Check Loan Designation Match - QM: Failing due to VVOE not within 10 business days of Note date and QM points and fees exceeding max allowable of 3%.
Federal Compliance - QM DTI: Loan is failing Temp SHQM due to vvoe not being dated within 10 business days of the Note date. SHQM allows max dti of 43%.
Federal Compliance - QM Employment History: Loan is failing Temp SHQM due to vvoe not being dated within 10 business days of the Note date. SHQM requires two years employment and income verification.
Federal Compliance - QM Employment History: Loan is failing Temp SHQM due to vvoe not being dated within 10 business days of the Note date. SHQM requires two years employment and income verification.
Federal Compliance - QM Points and Fees: Points and Fees on subject loan of XXXX% is in excess of the allowable maximum of 3.00000% of the Federal Total Loan Amount.	Federal Compliance - Check Loan Designation Match - QM: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

																								Federal Compliance - QM DTI: Although this issue is subject to a 3 year SOL for affirmative claims under TILA, AMC does not adjust grading taking into account TILA SOL for exceptions under ATR, given the potential for enhanced damages when asserting an ability to repay defense in response to an action to collect a debt by recoupment or set-off.			TILA ATR/QM	C	C	C	C	C	C	C	C	C	C	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_12852	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	Non QM	3	3	[3] Document Error - Hazard Insurance policy does not list Lender or Servicer and its successors and assigns, per guideline requirements. [3] Income Documentation - The verification of employment is not within 10 business days of the Note.: Borrower: XXXXXXXXXX // Employment Type: Employment / Income Type: Wages / Start Date: XX/XX/XXXX	The verification of employment is not within 10 business days of the Note.	1	3	[3] Federal Compliance - Appendix Q Liabilities – Invalid Exclusion Basis: Qualified Mortgage (Dodd-Frank 2014): One or more liabilities have been excluded from DTI calculation for a prohibited reason.
[3] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Non QM.
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX019)	Federal Compliance - Appendix Q Liabilities – Invalid Exclusion Basis: One or more liabilities have been excluded from DTI calculation for a prohibited reason.
Federal Compliance - Check Loan Designation Match - QM: Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan
																						Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.		Federal Compliance - Check Loan Designation Match - QM: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.			TILA ATR/QM	C	C	C	C	C	C	C	C	C	C	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_12060	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	CMLTI 2025-RP3_12089	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: XX/XX/XXXX
Disaster End Date: XX/XX/XXXX
Disaster Name: XXXXXXXXX
Disaster Declaration Date: XX/XX/XXXX
[3] Asset Documentation - Guideline Issue:Insufficient asset documentation.: Financial Institution: XXXXXXXXXX// Account Type: Checking / Account Number: XXXX
													[2] Asset Calculation / Analysis - Available for Closing is insufficient to cover Cash From Borrower.: Documented qualifying Assets for Closing of $XXXX is less than Cash From Borrower $XXXX			1				2	[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. [2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 1203) Without Cure: RESPA (2010): 0% tolerance violation for 1203 fee without evidence of sufficient cure provided. [2] Federal Compliance - RESPA Disclosure - HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.			Federal Compliance - RESPA (2010) - 0% Tolerance (Line 1203) Without Cure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. Federal Compliance - RESPA Disclosure - HUD Settlement Cost Booklet Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_12806	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Second Home	Purchase	Non QM	3	3	[3] Mortgage / Program Eligibility - AUS Findings: Combined High loan to value discrepancy.: Calculated high loan to value percentage of XX.XX%exceeds AUS high loan to value percentage of 80.00000%
[3] Mortgage / Program Eligibility - AUS Findings: Combined loan to value discrepancy.: Calculated combined loan to value percentage of XX.XX%exceeds AUS combined loan to value percentage of 80.00000%.
[3] AUS Discrepancy / Guidelines Discrepancy - AUS Findings: Loan to value discrepancy.: Calculated loan to value percentage of XX.XX%exceeds AUS loan to value percentage of 80.00000%.
[3] Insurance Analysis - Insufficient Coverage: Hazard insurance coverage amount is insufficient.
[3] Income Documentation - REO Documents are missing.: Address: XXXXXXXXXXXX Statement
[2] Credit Eligibility - Public Record Issue:: Credit Report: Original // Public Record Type: Collections / Balance: 1156.00	LTV/CLTV/HCLTV exceed AUS maximum. LTV/CLTV/HCLTV exceed AUS maximum. REO income statement is not in file, lease agreement is captured. Borrowers has a collection balance of $1156.00	1	3	[3] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Non QM.
[3] Federal Compliance - QM DTI: Qualified Mortgage (Dodd-Frank 2014): Total Debt to Income Ratio exceeds 43% and the images do not provide evidence loan is eligible for purchase, guarantee or insurance by the appropriate agency.
[3] Federal Compliance - QM Points and Fees: Qualified Mortgage (Dodd Frank 2014): Points and Fees on subject loan of XXXX% is in excess of the allowable maximum of  3.00000% of the Federal Total Loan Amount. Points and Fees total $XXXX on a Federal Total Loan Amount of $XXXX vs. an allowable total of $XXXX (an overage of $XXXX or XXXX%).
[3] Federal Compliance - TRID Revised Loan Estimate Timing Before Closing: TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on XX/XX/XXXX not received by borrower at least four (4) business days prior to closing. (InterXX/XX/XXXX019)
[3] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $3,938.30 exceeds tolerance of $894.00 plus 10% or $983.40.  Insufficient or no cure was provided to the borrower. (0)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee.  Fee Amount of $665.00 exceeds tolerance of $650.00.  Insufficient or no cure was provided to the borrower. (7506)
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX019)
[2] Federal Compliance - TRID Final Closing Disclosure Total Property Costs Year 1 - October 2018 Test: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Estimated Property Costs over Year 1 of 4,892.52 on Final Closing Disclosure provided on XX/XX/XXXX not accurate. (FinXX/XX/XXXX019)	Federal Compliance - Check Loan Designation Match - QM: LTV/CLTV/HCLTV exceed AUS maximum.
Federal Compliance - QM DTI: Due to LTV/CLTV/HCLTV exceed AUS maximum.
Federal Compliance - QM Points and Fees: Points and fees exceed maximum allowable.
Federal Compliance - TRID Revised Loan Estimate Timing Before Closing: Revised Loan Estimate provided on XX/XX/XXXX not received by borrower at least 4 business days prior to closing.
Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: No cure provided.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: No cure provided.
Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Creditor did not provide a copy of each valuation to applicant 3 days prior to consummation.	Federal Compliance - Check Loan Designation Match - QM: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

Federal Compliance - QM DTI: Although this issue is subject to a 3 year SOL for affirmative claims under TILA, AMC does not adjust grading taking into account TILA SOL for exceptions under ATR, given the potential for enhanced damages when asserting an ability to repay defense in response to an action to collect a debt by recoupment or set-off.

Federal Compliance - TRID Revised Loan Estimate Timing Before Closing: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Final Closing Disclosure Total Property Costs Year 1 - October 2018 Test: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TILA ATR/QM	C	C	C	C	C	C	C	C	C	C	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_11934	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX Disaster Name: XXXXXXXXXX Disaster Declaration Date: XX/XX/XXXX	Most Recent Valuation Inspection Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX Disaster Name: XXXXXXXXXX Disaster Declaration Date: XX/XX/XXXX	1	2	[2] Federal Compliance - ECOA Appraisal - Appraisal Provided Prior to Date Performed: ECOA Valuations Rule (Dodd-Frank 2014): Date valuation provided to applicant is prior to the date when valuation was performed. Unable to determine compliance with appraisal timing requirements. (Type:PrimaXX/XX/XXXX015)
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.
[2] Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide "Right to Receive a Copy" appraisal disclosure to applicant within three (3) business days of application or determination of first lien status.
[2] State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan.	Federal Compliance - ECOA Appraisal - Appraisal Provided Prior to Date Performed: Proeprty was inspected on XX/XX/XXXX, Report was signed XX/XX/XXXX and the Appraisal was provided to the borrower on XX/XX/XXXX. Federal Compliance - RESPA Disclosure - HUD Settlement Cost Booklet Missing: HUD Settlement Cost Booklet is located in file; however, document is neither signed nor dated. Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: No evidence of receipt was located in the file	Federal Compliance - RESPA Disclosure - HUD Settlement Cost Booklet Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: There is generally no Assignee Liability.

																								State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided): Exceptions occurring more than 6 years ago may be outside the states statute of limitations. Due to the potential remedies available to a court, this exception carries elevated risk to an assignee during the initial 6 years after occurrence of the violation. After the expiration of this 6 year period, the exception retains risk for claims raised as a defense to foreclosure, but not at the same level as during the initial 6 years for affirmative claims.			-	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_12127	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX Disaster Name: XXXXXXXXXXXXXXX Disaster Declaration Date: XX/XX/XXXX	1	3	[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of $4,175.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (8304)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $475.00 exceeds tolerance of $425.00. Insufficient or no cure was provided to the borrower. (7506)	Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: A valid COC for increased on Transfer Tax Fee on XX/XX/XXXX was not found in file. An updated post-close CD disclosing the tolerance cure, a copy of refund check, proof of delivery, and a copy of the letter of explanation sent to the borrower disclosing the changes made was not provided.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: A valid COC for increased on Appraisal Fee on XX/XX/XXXX was not found in file. An updated post-close CD disclosing the tolerance cure, a copy of refund check, proof of delivery, and a copy of the letter of explanation sent to the borrower disclosing the changes made was not provided.	Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_12810	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Non QM	3	3	[3] Income Documentation - Verification(s) of employment is not within 10 business days of the Note.: Borrower: XXXXXXXXXXXX // Employment Type: Employment / Income Type: Wages / Start Date: XX/XX/XXXX	1	3	[3] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Non QM.
[3] Federal Compliance - QM Points and Fees: Qualified Mortgage (Dodd Frank 2014): Points and Fees on subject loan of XXXX% is in excess of the allowable maximum of 3.00000% of the Federal Total Loan Amount. Points and Fees total $XXXX on a Federal Total Loan Amount of $XXXX vs. an allowable total of $XXXX (an overage of $XXXX or XXXX%).	Federal Compliance - Check Loan Designation Match - QM: Loan designation failure due to QM failure. QM failure due to points and fees failure.
																						Federal Compliance - QM Points and Fees: Points and fees on the subject loan are excessive by $XXXX or XXXX%. There were no discount points paid on this loan to review for potential exclusion.		Federal Compliance - Check Loan Designation Match - QM: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.			TILA ATR/QM	C	C	C	C	C	C	C	C	C	C	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_12837	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Non QM	3	3	[3] Guideline Issue - Employment was not verified within 10 days of the note date.: Borrower: XXXXXXXXXXXX // Employment Type: Employment / Income Type: Wages / Start Date: XX/XX/XXXX
[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: XX/XX/XXXX
Disaster End Date: XX/XX/XXXX
Disaster Name: XXXXX
Disaster Declaration Date: XX/XX/XXXX
[3] Income Documentation - The verification of employment is not within 10 business days of the Note.: Borrower: XXXXXXXXXXXX // Employment Type: Employment / Income Type: Wages / Start Date: XX/XX/XXXX
[3] Income Documentation - Verification(s) of employment is not within 10 business days of the Note.: Borrower: XXXXXXXXXXXX // Employment Type: Employment / Income Type: Wages / Start Date: XX/XX/XXXX
[2] AUS Discrepancy / Guidelines Discrepancy - AUS Findings: Qualifying asset balance discrepancy.: Calculated qualifying asset balance of is less than AUS qualifying asset balance of $XXXX	1	3	[3] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Non QM.
[3] Federal Compliance - Commission Justification: Qualified Mortgage (Dodd-Frank 2014): Commission income earned for less than two (2) years not justified or documented. (XXXXXXXXXXXXX/Commission)
[3] Federal Compliance - Commission Tax Documentation: Qualified Mortgage (Dodd-Frank 2014): Commission income missing two years consecutive signed tax returns or tax transcripts (XXXXXXXXXXXXX/Commission)
[3] Federal Compliance - QM DTI: Qualified Mortgage (Dodd-Frank 2014): Total Debt to Income Ratio exceeds 43% and the images do not provide evidence loan is eligible for purchase, guarantee or insurance by the appropriate agency.
[3] Federal Compliance - QM Employment History: Qualified Mortgage (Dodd-Frank 2014): Employment history requirement not met. (XXXXXXXXXXXXXXXXX)
[3] Federal Compliance - TRID Initial Loan Estimate Timing Electronically Provided: TILA-RESPA Integrated Disclosure: Loan Estimate not delivered to Borrower(s) within three (3) business days of application. Initial Loan Estimate dated XX/XX/XXXX was electronically provided without or prior to borrower's consent to receive electronic disclosures. Failure to comply with the provisions of the E-Sign Act and failure to provide good faith estimate of fees timely may result in additional fee tolerance violations. (InitiXX/XX/XXXX019)
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX019)	Federal Compliance - Check Loan Designation Match - QM: Loan designation is waterfalling to NonQM due to income documentation not meeting requirements for Commission income.
Federal Compliance - QM DTI: DTI 48.44% and income documentation does not meet requirements for Commission income.
Federal Compliance - QM Employment History: VVOE not within 10 days of the Note	Federal Compliance - Check Loan Designation Match - QM: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

Federal Compliance - QM DTI: Although this issue is subject to a 3 year SOL for affirmative claims under TILA, AMC does not adjust grading taking into account TILA SOL for exceptions under ATR, given the potential for enhanced damages when asserting an ability to repay defense in response to an action to collect a debt by recoupment or set-off.

																								Federal Compliance - TRID Initial Loan Estimate Timing Electronically Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TILA ATR/QM	C	C	C	C	C	C	C	C	C	C	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_12759	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	3	3	[3] Insurance Analysis - Insufficient Coverage: Hazard insurance coverage amount is insufficient.	Using the coverage listed on the insurance binder, the coverage shortage is $37,250.00.	1	3	[3] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Non QM.
[3] Federal Compliance - QM DTI: Qualified Mortgage (Dodd-Frank 2014): Total Debt to Income Ratio exceeds 43% and the images do not provide evidence loan is eligible for purchase, guarantee or insurance by the appropriate agency.
[3] Federal Compliance - QM Points and Fees: Qualified Mortgage (Dodd Frank 2014): Points and Fees on subject loan of XXXX% is in excess of the allowable maximum of  3.00000% of the Federal Total Loan Amount. Points and Fees total $XXXX on a Federal Total Loan Amount of $XXXX vs. an allowable total of $XXXX (an overage of $XXXX or XXXX%).
[3] Federal Compliance - TRID Final Closing Disclosure did not disclose Amount of Escrowed Property Costs over Year 1 -  October 2018: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Escrowed Property Costs over Year 1 of XXXX on Final Closing Disclosure provided on XX/XX/XXXX not accurate. (FinXX/XX/XXXX019)
[3] Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Under Disclosed: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on XX/XX/XXXX disclosed an escrow payment for payment stream 2 that does not match the actual payment for the loan. (ProjSeq:2/2103799)
[3] Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Under Disclosed: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on XX/XX/XXXX disclosed an escrow payment for payment stream 1 that does not match the actual payment for the loan. (ProjSeq:1/2103798)
[3] Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on XX/XX/XXXX disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated XX/XX/XXXX). (FinXX/XX/XXXX019)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Recording Fee Total. Fee Amount of $244.50 exceeds tolerance of $233.00. Insufficient or no cure was provided to the borrower. (8202)	Federal Compliance - Check Loan Designation Match - QM: Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Non QM.
Federal Compliance - QM DTI: The loan was agency approved with an Originator Loan Designation of Temp SHQM; but the points and fees are more than allowable maximum, causing the loan to waterfall through the QM Testing, resulting in a Loan Designation discrepancy.
Federal Compliance - QM Points and Fees: The loan was agency approved with an Originator Loan Designation of Temp SHQM; but the points and fees are more than allowable maximum, causing the loan to waterfall through the QM Testing, resulting in a Loan Designation discrepancy.
Federal Compliance - TRID Final Closing Disclosure did not disclose Amount of Escrowed Property Costs over Year 1 -  October 2018: Final CD property costs $XXXX.
Actual per loan summary $XXXX
Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Under Disclosed: Payment stream variance due to final CD showing monthly escrows  as $XXXX.
Initial escrow disclosure shows monthly escrows as $XXXX.
Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Under Disclosed: Payment stream variance due to final CD showing monthly escrows as $XXXX.
Initial escrow disclosure shows monthly escrows as $XXXX.
Federal Compliance - TRID Final Closing Disclosure Finance Charge: Disclosed Finance Charges are $304,507.67. Due Diligence Finance Charges are $305,874.50. There is a variance of $1,366.83.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: No valid change in circumstance or cure for borrower provided.	Federal Compliance - Check Loan Designation Match - QM: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

Federal Compliance - QM DTI: Although this issue is subject to a 3 year SOL for affirmative claims under TILA, AMC does not adjust grading taking into account TILA SOL for exceptions under ATR, given the potential for enhanced damages when asserting an ability to repay defense in response to an action to collect a debt by recoupment or set-off.

Federal Compliance - TRID Final Closing Disclosure did not disclose Amount of Escrowed Property Costs over Year 1 -  October 2018: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Under Disclosed: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Under Disclosed: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TILA ATR/QM	C	C	C	C	C	C	C	C	C	C	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_12819	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	3	3	[3] AUS Discrepancy / Guidelines Discrepancy - AUS/Guideline Findings: All conditions were not met [3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided [3] Income Documentation - The verification of employment is not within 10 business days of the Note.: Borrower:XXXXXXXXXXXX/ Employment Type: Employment / Income Type: Wages / Start Date: XX/XX/XXXX [3] Income Documentation - The verification of employment is not within 10 business days of the Note.: Borrower:XXXXXXXXXXXX/ Employment Type: Employment / Income Type: Wages / Start Date: XX/XX/XXXX	Missing Mortgage Insurance Certificate and evidence of coverage.	1	3	[3] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Non QM.
[3] Federal Compliance - QM Employment History: Qualified Mortgage (Dodd-Frank 2014): Employment history requirement not met. (XXXXXXXXXXXXX/XXXX)
[3] Federal Compliance - TRID Final Closing Disclosure Mortgage Insurance Payment: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on XX/XX/XXXX disclosed a mortgage insurance payment for payment stream 1 that does not match the actual payment for the loan. (ProjSeq:1/2103783)
[3] Federal Compliance - TRID Final Closing Disclosure Projected P&I Min Payment Fixed Rate Subsequent Payments: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on XX/XX/XXXX disclosed a periodic principal and interest payment for payment stream 2 that does not match the actual payment for the loan. (ProjSeq:2/2103784)
[3] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (InitiXX/XX/XXXX019)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Originator Compensation.  Fee Amount of $5,235.00 exceeds tolerance of $0.00.  Insufficient or no cure was provided to the borrower. (7326)
[2] Federal Compliance - RESPA -  Initial Escrow Account statement Inaccurate: RESPA: Initial escrow account statement does not match charges on HUD-1/Final Closing Disclosure.
[2] Federal Compliance - TRID Final Closing Disclosure did not disclose Amount of Non-Escrowed Property Costs over Year 1: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Non-Escrowed Property Costs over Year 1 of XXXX on Final Closing Disclosure provided on XX/XX/XXXX not accurate. (FinXX/XX/XXXX019)	Federal Compliance - Check Loan Designation Match - QM: Mortgage Insurance Certificate is missing from the file, causing the loan to waterfall through the QM Testing, resulting in a Loan Designation discrepancy.
Federal Compliance - QM Employment History: Loan file missing a 2 year complete employment history documented as required per Appendix Q. Gaps longer than 30 day and letters not provided.
Federal Compliance - TRID Final Closing Disclosure Mortgage Insurance Payment: Mortgage Insurance Certificate is missing from the file. Unable to calculate terms.
Federal Compliance - TRID Final Closing Disclosure Projected P&I Min Payment Fixed Rate Subsequent Payments: Mortgage Insurance Certificate is missing from the file. Unable to calculate terms.
Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Initial Closing Disclosure not provided at least 3 business days prior to closing. Closing Disclosure issued XX/XX/XXXX, however it was not signed by the borrower which defaults to a date received of XX/XX/XXXX, which is not 3 days prior to closing.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Zero percent tolerance violation for Loan Originator Compensation of $5,235.00 that exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower.
Federal Compliance - TRID Final Closing Disclosure did not disclose Amount of Non-Escrowed Property Costs over Year 1: Amount of Non-Escrowed Property Costs over Year 1 of $3,012.00 on Final Closing Disclosure provided on XX/XX/XXXX not accurate. Calculated amount is $3,371.76. Hazard of $359.79 was not included in the costs.	Federal Compliance - Check Loan Designation Match - QM: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

Federal Compliance - TRID Final Closing Disclosure Mortgage Insurance Payment: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Projected P&I Min Payment Fixed Rate Subsequent Payments: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA -  Initial Escrow Account statement Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																								Federal Compliance - TRID Final Closing Disclosure did not disclose Amount of Non-Escrowed Property Costs over Year 1: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TILA ATR/QM	C	C	C	C	C	C	C	C	C	C	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_12053	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	3	1	1	3	[3] Federal Compliance - Final TIL APR Under/Over Disclosed By Greater Than 0.125%: Truth In Lending Act: Final TIL APR of XXXX% is underdisclosed from calculated APR of XXXX% outside of 0.125% tolerance.
[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $153,503.60 is underdisclosed from calculated Finance Charge of $157,820.97 in the amount of $4,317.37.
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX015)
[2] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.
[2] Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Missing: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide "Right to Receive a Copy" appraisal disclosure to consumer.
[2] State Compliance - Virginia Mortgage Lender and Broker Act (Dual Agency Compensation Without Notice): Virginia Mortgage Lender and Broker Act: Mortgage broker also acting as agent has received compensation from the borrower without providing a written agreement to the borrower.	Federal Compliance - Final TIL Finance Charge Under Disclosed: The disclosed finance charge is $153503.60. The due diligence calculated finance charge is $157820.97. There is a variance of $4317.37.
Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: There is no evidence that the borrower received a copy of the appraisal at least 3 days prior to the closing.
Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Missing: Creditor did not provide "Right to Receive a Copy" appraisal disclosure to consumer.	Federal Compliance - Final TIL APR Under/Over Disclosed By Greater Than 0.125%: TILA APR - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Missing: There is generally no Assignee Liability.

																								State Compliance - Virginia Mortgage Lender and Broker Act (Dual Agency Compensation Without Notice): The secondary market purchase of a loan does not trigger coverage of the statute.			TILA SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	CMLTI 2025-RP3_11954	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Safe Harbor QM	3	3	[3] AUS Discrepancy / Guidelines Discrepancy - AUS/Guideline Findings: All conditions were not met [3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX Disaster Name: XXXXXXXXX Disaster Declaration Date: XX/XX/XXXX [3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	The mi cert is missing from the file	1	3	[3] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Safe Harbor QM.
[3] Federal Compliance - 2011 TIL-MDIA - Introductory Escrow Payment Inaccurate: Truth in Lending Act (MDIA 2011):  The amount of taxes and insurance, including any mortgage insurance, on the Final TIL does not match the amount of taxes and insurance, including any mortgage insurance, for the loan.
[3] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Introductory Total Payment (PITI) Inaccurate: Truth in Lending Act (MDIA 2011):  Total payment amount (PITI) on the Final TIL does not match the total payment amount for the loan.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
[2] Federal Compliance - RESPA (2010) -  Initial Payment on Final HUD-1 Inaccurate: RESPA (2010): Initial payment on Final HUD-1 does not match actual payment on loan.
[2] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.
[2] Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Missing: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide "Right to Receive a Copy" appraisal disclosure to consumer.	Federal Compliance - Check Loan Designation Match - QM: The mi cert is missing from the file and as such the loan is waterfalling through qm testing
Federal Compliance - RESPA (2010) -  Initial Payment on Final HUD-1 Inaccurate: Missing the Mortgage Certificate to include the monthly premium.
Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Missing: Disclosure was not provided.	Federal Compliance - Check Loan Designation Match - QM: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

Federal Compliance - 2011 TIL-MDIA - Introductory Escrow Payment Inaccurate: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Introductory Total Payment (PITI) Inaccurate: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Initial Payment on Final HUD-1 Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																								Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Missing: There is generally no Assignee Liability.			TILA ATR/QM	C	C	C	C	C	B	C	B	C	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_11813	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Limited Cash-out GSE	Temporary SHQM (GSE/Agency Eligible)	3	1	1	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $177,729.92 is underdisclosed from calculated Finance Charge of $178,133.82 in the amount of $403.90.
[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.
[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Disclosed Finance Charges are $177,729.92. Due Diligence Finance Charges are $178,133.82. There is a variance of $403.90,	Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																								Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	CMLTI 2025-RP3_11814	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Limited Cash-out GSE	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX Disaster Name: XXXXXXXXXXX Disaster Declaration Date: XX/XX/XXXX	1	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $146,574.69 is underdisclosed from calculated Finance Charge of $147,262.40 in the amount of $687.71.
[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 1203) With Cure: RESPA (2010): 0% tolerance violation for 1203 fee with evidence of cure provided on Final HUD-1
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Final TIL Finance Charge of $146,574.69 is underdisclosed from calculated Finance Charge of $147,262.40 in the amount of $687.71.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA (2010) - 0% Tolerance (Line 1203) With Cure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																								Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_11811	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Investment	Purchase	N/A	3	3	[3] AUS Discrepancy / Guidelines Discrepancy - AUS/Guideline Findings: All conditions were not met [3] Application / Processing - FEMA Disaster Issue: Property is located in a FEMA Disaster area and has not been inspected.: Disaster Name: XXXXXXXXXXXX Disaster Declaration Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX [3] Appraisal Documentation - Missing Document: Appraisal not provided	AUS reflects verification of number of financed properties owned by borrower. AUS also reflects that calculated LTV is higher than used by lender and that MI was required for this transaction. Provide updated AUS.		1				2	[2] Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide "Right to Receive a Copy" appraisal disclosure to applicant within three (3) business days of application or determination of first lien status.	Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: Provide evidence that Right to Receive a Copy of the Appraisal was issued to borrower within three business days of initial application date of XX/XX/XXXX.		Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: There is generally no Assignee Liability.			-	D	D	D	D	D	B	B	B	B	B	A	A	A	A	A	D	D	D	D	D
XXXX	XXXX	CMLTI 2025-RP3_11808	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Investment	Refinance Rate/Term	N/A	3	3	[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX Disaster Name: XXXXXXXXXXXXXXX Disaster Declaration Date: XX/XX/XXXX [3] Insurance Analysis - Insufficient Coverage: Hazard insurance coverage amount is insufficient.	Using the coverage listed on the insurance binder, the coverage shortage is $6616.00.		1				1							-	C	C	C	C	C	A	A	A	A	A	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_12329	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	CMLTI 2025-RP3_12610	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Limited Cash-out GSE	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Income Documentation - REO Documents are missing.: Address: XXXXXXXXXXXX Insurance Verification, Tax Verification	1	3	[3] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (InitiXX/XX/XXXX018)
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX018)
[2] State Compliance - Michigan CMPA Home Loan Toolkit Status: Michigan Consumer Mortgage Protection Act: Home Loan Toolkit not provided to borrower.	Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Evidence of earlier borrower receipt was not found in file.
Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Copy of Appraisal Not Provided  to the borrower 3 Business Days Prior to Consummation.
																						State Compliance - Michigan CMPA Home Loan Toolkit Status: Michigan CMPA Home Loan Toolkit was not provided to the borrower.		Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_11955	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX Disaster Name: XXXXXXXXX Disaster Declaration Date: XX/XX/XXXX [3] Application / Processing - Missing Document: Tax Certificate not provided	1	3	[3] Federal Compliance - NMLS - Missing Evidence of Initial Loan Application Date: Truth in Lending Act (NMLSR Dodd- Frank 2014): Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.
[3] Federal Compliance - TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi (Circuit 2, 5, 7, 8, 9, 10 or DC): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 2 nd, 5 th, 7 th, 8 th, 9 th, 10 th, or District of Columbia)
[2] Federal Compliance - RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s).
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: Unable to determine Homeownership Counseling List was provided due to missing information.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.
[2] Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - (TX50(a)(6)) Texas Cash-out Loan (Unable to Determine if the prior lien is a Texas 50(a)(6) loan due to missing information): Unable to determine if the loan is a Previous Texas 50(a)(6) loan due to missing information.	Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi (Circuit 2, 5, 7, 8, 9, 10 or DC): The loan file does not contain a Preliminary Title Report.
Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.  The disclosure was provided at closing.
Federal Compliance - (TX50(a)(6)) Texas Cash-out Loan (Unable to Determine if the prior lien is a Texas 50(a)(6) loan due to missing information): Preliminary Title was not provided.	Federal Compliance - NMLS - Missing Evidence of Initial Loan Application Date: Assignee Liability: Civil actions that may be brought against a creditor may be maintained against any assignee only if the violation is apparent on the face of the disclosure or other documents assigned, except where the assignment was voluntary. This civil liability may include $4,000, in the case of an individual transaction, or the lesser of $500,000 or 1% of the creditor's net worth in the case of a class action (effectiveXX/XX/XXXXthis amount increases to the lesser of $1,000,000 or 1%), as well as actual damages, court costs, and attorneys' fees. For an anti-steering violation, the creditor may also be liable in an amount equal to the sum of all finance charges and fees paid by the consumer, unless the creditor demonstrates the failure to comply is not material. Notwithstanding any other provision of law, when a creditor, assignee, or other holder or anyone acting on behalf of the creditor, assignee, or holder, initiates a judicial or nonjudicial foreclosure of the residential mortgage loan, or any other action to collect the debt in connection with such loan, a consumer may assert a violation as a matter of defense by recoupment or set off without regard for the time limit on a private action for damages.

EffectiveXX/XX/XXXX in addition to the aforementioned, the individual Loan Originator could be liable for statutory damages. The maximum liability is the greater of actual damages or 3 times the loan originator's compensation or gain, plus the cost to the consumer of the action. The Dodd-Frank Act extended the statute of limitations on TILA violations to 3 years from the date of the violation.

Federal Compliance - TIL-MDIA - Initial TIL Missing: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA -  Initial GFE Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																								Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: There is generally no Assignee Liability.			TILA SOL Expired	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_12091	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	3	1	1	3	[3] Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on XX/XX/XXXX disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated XX/XX/XXXX). (FinXX/XX/XXXX016)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Attorney Review Fee.  Fee Amount of $500.00 exceeds tolerance of $0.00.  Insufficient or no cure was provided to the borrower. (7741)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Mortgage Insurance Premium.  Fee Amount of $1,374.84 exceeds tolerance of $0.00.  Insufficient or no cure was provided to the borrower. (7591)
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.	Federal Compliance - TRID Final Closing Disclosure Finance Charge: Disclosed Finance Charges are $72,825.19. Due Diligence Finance Charges are $73,788.03. There is a variance of -$962.84.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Attorney Fee disclosed on the initial Loan Estimate dated XX/XX/XXXX was $0.00 but increased to $500.00 on the final closing disclosure. No valid change of circumstance or cure was provided to the borrower.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Mortgage Insurance Fee disclosed on the initial Loan Estimate dated XX/XX/XXXX was $0.00 but increased to $1,374.84 on the final closing disclosure. No valid change of circumstance or cure was provided to the borrower.	Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	CMLTI 2025-RP3_13004	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Safe Harbor QM (43-Q)	3	3	[3] AUS Discrepancy / Guidelines Discrepancy - AUS/Guideline Findings: All conditions were not met [3] Application / Processing - Missing Document: AUS not provided	File is missing final AUS; form 1008 showing agency approved was used for review.	1	3	[3] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Safe Harbor QM (43-Q).
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX021)
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] State Compliance - Michigan CMPA Home Loan Toolkit Status: Michigan Consumer Mortgage Protection Act:  Home Loan Toolkit not provided to borrower.
[2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.
[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee.  Fee Amount of $86.75 exceeds tolerance of $50.00.  Sufficient or excess cure was provided to the borrower at Closing. (7520)
[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $500.00 exceeds tolerance of $450.00. Sufficient or excess cure was provided to the borrower at Closing. (7506)	Federal Compliance - Check Loan Designation Match - QM: Loan file is missing AUS dated prior to closing and is waterfalling to Safe Harbor QM standard requirements.
Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Copy of Appraisal Not Provided 3 Business Days Prior to Consummation
State Compliance - Michigan CMPA Home Loan Toolkit Status: Missing Michigan CMPA Home Loan Toolkit Status in file.	REVIEWER - CURED COMMENT (2023-02-09): Sufficient Cure Provided At Closing REVIEWER - CURED COMMENT (2023-02-09): Sufficient Cure Provided At Closing	Federal Compliance - Check Loan Designation Match - QM: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.

																								Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA ATR/QM	C	C	C	C	C	B	C	B	C	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_12193	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	3	1	1	3	[3] Federal Compliance - TILA NMLSR - Individual Originator License Status Not Approved: Truth in Lending Act (NMLSR Dodd- Frank 2014): Individual Loan Originator not in approved license status to conduct loan origination activities.
[3] Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on XX/XX/XXXX disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated XX/XX/XXXX). (FinXX/XX/XXXX016)
[3] Federal Compliance - TRID Final Closing Disclosure Total Of Payments: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on XX/XX/XXXX disclosed an inaccurate Total of Payments on page 5 that does not match the actual total of payments for the loan (fee amounts included in TOP calculation are based on Closing Disclosure dated XX/XX/XXXX). (FinXX/XX/XXXX016)
[3] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $250.00 exceeds tolerance of $144.00 plus 10% or $158.40.  Insufficient or no cure was provided to the borrower. (0)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Courier / Express Mail / Messenger Fee. Fee Amount of $50.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (7778)	Federal Compliance - TRID Final Closing Disclosure Finance Charge: The Calculated Finance Charge amount of $256,716.57 varies from the amount of $256,477.52 reported on the Final CD by -$239.05.
Federal Compliance - TRID Final Closing Disclosure Total Of Payments: The Calculated Total of Payments amount of $623,050.72 varies from the amount of $622,820.52 reported on the Final CD by -$230.20.
Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: 10% tolerance was exceeded by $106 due to increase of recording fee.  No valid COC provided, nor evidence of cure in file.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Courier / Express Mail / Messenger Fee was last disclosed as $50.00 on LE but disclosed as $150.00 on Final Closing Disclosure. File does not contain a valid COC for this fee, nor evidence of cure in file.	Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Total Of Payments: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	CMLTI 2025-RP3_12055	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Temporary SHQM (GSE/Agency Eligible)	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	CMLTI 2025-RP3_12333	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Limited Cash-out GSE	Temporary SHQM (GSE/Agency Eligible)	2	1				1				2	[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.						-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	CMLTI 2025-RP3_12718	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Safe Harbor QM	3	3	[3] AUS Discrepancy / Guidelines Discrepancy - AUS/Guideline Findings: All conditions were not met [3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX Disaster Name: XXXXXXXXXXXXXXX Disaster Declaration Date: XX/XX/XXXX [3] Application / Processing - Missing Document: AUS not provided [3] Mortgage / Program Eligibility - Missing Document: Note - Subordinate Lien not provided	File is missing the required AUS with all pages.	1	3	[3] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Safe Harbor QM.
[3] Federal Compliance - NMLS - Missing Evidence of Initial Loan Application Date: Truth in Lending Act (NMLSR Dodd- Frank 2014): Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.
[3] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (InitiXX/XX/XXXX019)
[3] Federal Compliance - TRID Lender Credit Tolerance Violation: TILA-RESPA Integrated Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of $-1,618.75  is less than amount of binding Lender Credit previously disclosed in the amount of $-2,914.00. (9300)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points.  Fee Amount of $3,561.25 exceeds tolerance of $0.00.  Insufficient or no cure was provided to the borrower. (7200)
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX019)
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.	Federal Compliance - Check Loan Designation Match - QM: File is missing the required AUS with all pages; loan is defaulting to standard ATR/QM documentation requirements.
Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Initial Closing Disclosure was not signed and dated by the borrower.
Federal Compliance - TRID Lender Credit Tolerance Violation: Final Closing Disclosure Lender Credit of $-1,618.75  is less than amount of binding Loan Estimate Lender Credit previously disclosed in the amount of $-2,914.00.  File does not contain a valid Change of Circumstance for this fee, nor evidence of a cure.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Loan Discount Points were not disclosed on Loan Estimate. File does not contain a valid Change of Circumstance for this fee, nor evidence of cure.
Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Copy of Appraisal was not provided 3 business days prior to consummation.	Federal Compliance - Check Loan Designation Match - QM: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

Federal Compliance - NMLS - Missing Evidence of Initial Loan Application Date: Assignee Liability:  Civil actions that may be brought against a creditor may be maintained against any assignee only if the violation is apparent on the face of the disclosure or other documents assigned, except where the assignment was voluntary.  This civil liability may include $4,000, in the case of an individual transaction, or the lesser of $500,000 or 1% of the creditor's net worth in the case of a class action (effectiveXX/XX/XXXXthis amount increases to the lesser of $1,000,000 or 1%), as well as actual damages, court costs, and attorneys' fees.  For an anti-steering violation, the creditor may also be liable in an amount equal to the sum of all finance charges and fees paid by the consumer, unless the creditor demonstrates the failure to comply is not material.  Notwithstanding any other provision of law, when a creditor, assignee, or other holder or anyone acting on behalf of the creditor, assignee, or holder, initiates a judicial or nonjudicial foreclosure of the residential mortgage loan, or any other action to collect the debt in connection with such loan, a consumer may assert a violation as a matter of defense by recoupment or set off without regard for the time limit on a private action for damages.

EffectiveXX/XX/XXXX in addition to the aforementioned, the individual Loan Originator could be liable for statutory damages. The maximum liability is the greater of actual damages or 3 times the loan originator's compensation or gain, plus the cost to the consumer of the action. The Dodd-Frank Act extended the statute of limitations on TILA violations to 3 years from the date of the violation.

Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Lender Credit Tolerance Violation: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA ATR/QM	C	C	C	C	C	B	C	B	C	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_12302	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX Disaster Name: XXXXXXXXXXXXXXX Disaster Declaration Date: XX/XX/XXXX [3] General - Incomplete Document: Closing Disclosure is incomplete	The Closing Disclosure datedXX/XX/XXXX is missing figures from the Calculating Cash to Close section as well as pages 4 and 5.	3	[3] Appraisal Data Integrity - Appraiser's license or certification was not active at the time of the appraisal.: Valuation Type: Appraisal / Valuation Report Date: XX/XX/XXXX	3	[3] Federal Compliance - TRID Final Closing Disclosure Amount Financed: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on XX/XX/XXXX did not disclose the Amount Financed. (FinXX/XX/XXXX017)
[3] Federal Compliance - TRID Final Closing Disclosure APR: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on XX/XX/XXXX did not disclose the APR. (FinXX/XX/XXXX017)
[3] Federal Compliance - TRID Final Closing Disclosure Contact Information - Lender: TILA-RESPA Integrated Disclosure - Contact Information: Final Closing Disclosure provided on XX/XX/XXXX did not disclose the required  Lender Contact Information (Lender Name, Lender NMLS ID, Contact Name, Contact NMLS ID). (FinXX/XX/XXXX017)
[3] Federal Compliance - TRID Final Closing Disclosure did not disclose Amount of Escrowed Property Costs over Year 1 - Pre October 2018: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on XX/XX/XXXX did not disclose Amount of Escrowed Property Costs over Year 1. (FinXX/XX/XXXX017)
[3] Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Under Disclosed: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on XX/XX/XXXX disclosed an escrow payment for payment stream 2 that does not match the actual payment for the loan. (ProjSeq:2/2110933)
[3] Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Under Disclosed: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on XX/XX/XXXX disclosed an escrow payment for payment stream 1 that does not match the actual payment for the loan. (ProjSeq:1/2110932)
[3] Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on XX/XX/XXXX did not disclose the Finance Charge. (FinXX/XX/XXXX017)
[3] Federal Compliance - TRID Final Closing Disclosure Homeowners Insurance Included In Escrow Test: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on XX/XX/XXXX incorrectly disclosed whether Homeowners Insurance is included in escrow. (FinXX/XX/XXXX017)
[3] Federal Compliance - TRID Final Closing Disclosure Other Disclosures: Unable to determine if the Other Disclosures section of the Final Closing Disclosure provided on (XXXX) was completed as expected due to missing information. (FinXX/XX/XXXX017)
[3] Federal Compliance - TRID Final Closing Disclosure Property Taxes Included In Escrow: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on XX/XX/XXXX incorrectly disclosed whether property taxes are included in escrow. (FinXX/XX/XXXX017)
[3] Federal Compliance - TRID Final Closing Disclosure Total Of Payments: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on XX/XX/XXXX did not disclose the Total of Payments. (FinXX/XX/XXXX017)
[3] Federal Compliance - TRID Final Closing Disclosure Will Have Escrow -  Monthly Escrow Payment Underdisclosed: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on XX/XX/XXXX did not disclose the Monthly Escrow Payment. (FinXX/XX/XXXX017)
[3] Federal Compliance - TRID Lender Credit Tolerance Violation: TILA-RESPA Integrated Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of $-10.00  is less than amount of binding Lender Credit previously disclosed in the amount of $-988.00. (9300)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax.  Fee Amount of $3,800.00 exceeds tolerance of $3,090.00.  Insufficient or no cure was provided to the borrower. (8304)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Service Charges.  Fee Amount of $145.00 exceeds tolerance of $0.00.  Insufficient or no cure was provided to the borrower. (7797)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Survey Fee.  Fee Amount of $95.00 exceeds tolerance of $0.00.  Insufficient or no cure was provided to the borrower. (7723)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Wire / Funding / Disbursement Fee.  Fee Amount of $35.00 exceeds tolerance of $0.00.  Insufficient or no cure was provided to the borrower. (7578)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Courier / Express Mail / Messenger Fee.  Fee Amount of $90.00 exceeds tolerance of $0.00.  Insufficient or no cure was provided to the borrower. (7519)
[2] Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:PrimaXX/XX/XXXX017)
[2] State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of XXXX% exceeds the state maximum of 2%.	Federal Compliance - TRID Final Closing Disclosure Amount Financed: Final CD issued XX/XX/XXXX is incomplete and did not disclosue an Amount Financed.
Federal Compliance - TRID Final Closing Disclosure APR: Final CD issued XX/XX/XXXX is incomplete.
Federal Compliance - TRID Final Closing Disclosure Contact Information - Lender: Final CD issued XX/XX/XXXX is incomplete.
Federal Compliance - TRID Final Closing Disclosure did not disclose Amount of Escrowed Property Costs over Year 1 - Pre October 2018: Final CD issued XX/XX/XXXX is incomplete.
Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Under Disclosed: Final CD issued XX/XX/XXXX is incomplete.
Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Under Disclosed: Final CD issued XX/XX/XXXX is incomplete.
Federal Compliance - TRID Final Closing Disclosure Finance Charge: Final CD issued XX/XX/XXXX is incomplete and did not disclose the Finance Charge.
Federal Compliance - TRID Final Closing Disclosure Homeowners Insurance Included In Escrow Test: Final Closing Disclosure provided on XX/XX/XXXX incorrectly disclosed whether Homeowners Insurance is included in escrow.
Federal Compliance - TRID Final Closing Disclosure Other Disclosures: Projected Payments: Final Closing Disclosure provided on XX/XX/XXXX incorrectly disclosed whether property taxes are included in escrow.
Federal Compliance - TRID Final Closing Disclosure Property Taxes Included In Escrow: Final CD issued XX/XX/XXXX is incomplete.
Federal Compliance - TRID Final Closing Disclosure Total Of Payments: Final CD issued XX/XX/XXXX is incomplete.
Federal Compliance - TRID Final Closing Disclosure Will Have Escrow -  Monthly Escrow Payment Underdisclosed: Final CD issued XX/XX/XXXX is incomplete.
Federal Compliance - TRID Lender Credit Tolerance Violation: Lender credit initially disclosed is -$988. The Lender credit on the final CD is -$10, no cure provided.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Initial Loan Estimate disclosed Transfer tax of $3,090.00. Final Closing disclosed $3,800.00. No COC or cure was provided to the Borrower for tolerance overages.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Initial Loan Estimate disclosed Service charges of $0. Final Closing disclosed $145. No COC or cure was provided to the Borrower for tolerance overages.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Initial Loan Estimate disclosed Survey fee of $0. Final Closing disclosed $95. No COC or cure was provided to the Borrower for tolerance overages.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Initial Loan Estimate disclosed Wire Funding fee of $0. Final Closing disclosed $35. No COC or cure was provided to the Borrower for tolerance overages.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Initial Loan Estimate disclosed Courier fee of $0. Final Closing disclosed $90. No COC or cure was provided to the Borrower for tolerance overages.
Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing.	Federal Compliance - TRID Final Closing Disclosure Amount Financed: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure APR: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Contact Information - Lender: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure did not disclose Amount of Escrowed Property Costs over Year 1 - Pre October 2018: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Under Disclosed: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Under Disclosed: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Homeowners Insurance Included In Escrow Test: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Other Disclosures: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Property Taxes Included In Escrow: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Total Of Payments: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Will Have Escrow -  Monthly Escrow Payment Underdisclosed: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Lender Credit Tolerance Violation: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): There is generally no Assignee Liability.			TRID SOL Expired	C	C	C	C	C	B	B	B	B	B	C	C	C	C	C	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_12686	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	3	1	1	3	[3] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $1,034.70 exceeds tolerance of $929.00 plus 10% or $1,021.90. Insufficient or no cure was provided to the borrower. (0)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points.  Fee Amount of $687.99 exceeds tolerance of $601.00.  Insufficient or no cure was provided to the borrower. (7200)
[2] Federal Compliance - TRID Final Closing Disclosure Escrowed Property Costs Year 1 - October 2018 Testing: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Escrowed Property Costs over Year 1 of XXXX on Final Closing Disclosure provided on XX/XX/XXXX not accurate. (FinXX/XX/XXXX019)	Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: Ten Percent Fee Tolerance exceeded. Total amount of $1,034.70 exceeds tolerance of $929.00 plus 10% or $1,021.90. Insufficient or no cure was provided to the borrower.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $687.99 exceeds tolerance of $601.00. Insufficient or no cure was provided to the borrower.
Federal Compliance - TRID Final Closing Disclosure Escrowed Property Costs Year 1 - October 2018 Testing: Amount of Escrowed Property Costs over Year 1 of XXXX on Final Closing Disclosure provided on XX/XX/XXXX not accurate, $XXXX was used, however the calculated amount is $XXXX for escrowed property costs. On the final CD $XXXX is disclosed. Due diligence amount of escrowed property costs over year 1 would be $XXXX.	Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Final Closing Disclosure Escrowed Property Costs Year 1 - October 2018 Testing: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	CMLTI 2025-RP3_12184	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	3	3	[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX Disaster Name: XXXXXXXXXXXXXXX Disaster Declaration Date: XX/XX/XXXX	3	[3] Appraisal Data Integrity - Appraiser's license or certification was not active at the time of the appraisal.: Valuation Type: Appraisal / Valuation Report Date: XX/XX/XXXX	3	[3] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Non QM.
[3] Federal Compliance - Commission History less than one year: Qualified Mortgage (Dodd-Frank 2014): Commission income earned for less than one (1) year not considered effective income and no valid exceptions. (XXXXXXXXXXXXX/Commission)
[3] Federal Compliance - Commission Justification: Qualified Mortgage (Dodd-Frank 2014): Commission income earned for less than two (2) years not justified or documented. (XXXXXXXXXXXXX/Commission)
[3] Federal Compliance - Overtime Bonus 2Yr Calc: Qualified Mortgage (Dodd-Frank 2014): Use of Overtime/Bonus income for less than two (2) years not justified or documented in writing. (XXXXXXXXXXXXX/Bonus)
[3] Federal Compliance - Overtime Bonus Method of Calculation: Qualified Mortgage (Dodd-Frank 2014): Significant income variation requires a period of more than two (2) years when calculating the average Overtime/Bonus income. (XXXXXXXXXXXXX/Bonus)
[3] Federal Compliance - QM Points and Fees: Qualified Mortgage (Dodd Frank 2014): Points and Fees on subject loan of XXXX% is in excess of the allowable maximum of  3.00000% of the Federal Total Loan Amount. Points and Fees total $XXXX on a Federal Total Loan Amount of $XXXX vs. an allowable total of $XXXX (an overage of $XXXX or XXXX%).
[3] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (InitiXX/XX/XXXX016)
[3] Federal Compliance - TRID Revised Loan Estimate Timing Before Closing: TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on XX/XX/XXXX not received by borrower at least four (4) business days prior to closing. (InterXX/XX/XXXX016)
[3] Federal Compliance - TRID Revised Loan Estimate Timing Before Closing: TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on XX/XX/XXXX not received by borrower at least four (4) business days prior to closing. (InterXX/XX/XXXX016)
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX016)
[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule (Dodd-Frank 2014): List of Homeownership Counseling Organizations not provided to applicant within three (3) business days of application.
[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Attorney Review Fee. Fee Amount of $985.00 exceeds tolerance of $950.00. Sufficient or excess cure was provided to the borrower at Closing. (7588)	Federal Compliance - Check Loan Designation Match - QM: Loan is missing Mortgage Insurance Certification and is waterfalling to ATR/QM standard requirements.
Federal Compliance - Commission History less than one year: Loan is missing Mortgage Insurance Certification and is waterfalling to ATR/QM standard requirements.
Federal Compliance - Commission Justification: Loan is missing Mortgage Insurance Certification and is waterfalling to ATR/QM standard requirements.
Federal Compliance - Overtime Bonus 2Yr Calc: Loan is missing Mortgage Insurance Certification and is waterfalling to ATR/QM standard requirements.
Federal Compliance - Overtime Bonus Method of Calculation: Loan is missing Mortgage Insurance Certification and is waterfalling to ATR/QM standard requirements.
Federal Compliance - QM Points and Fees: Points and Fees on subject loan of XXXX% is in excess of the allowable maximum of  3.00000% of the Federal Total Loan Amount. Points and Fees total $XXXX on a Federal Total Loan Amount of $XXXX vs. an allowable total of $XXXX (an overage of $XXXX or XXXX%).
Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Initial CD issuedXX/XX/XXXXThere is no proof of electronic delivery which caused delivery date to becomeXX/XX/XXXXClosing date wasXX/XX/XXXXhich is not in compliance.
Federal Compliance - TRID Revised Loan Estimate Timing Before Closing: Revised LE issued onXX/XX/XXXXNo proof of electronic delivery which caused delivery date to beXX/XX/XXXXThis is not 4 business days before initial CD was issued and is not in compliance.
Federal Compliance - TRID Revised Loan Estimate Timing Before Closing: Revised LE issued onXX/XX/XXXXNo proof of electronic delivery which caused delivery date to beXX/XX/XXXXThis is not 4 business days before initial CD was issued and is not in compliance.
Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: No evidence of delivery of appraisal to borrower in file.
Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: List of Homeownership Counseling Organizations was deliveredXX/XX/XXXX17 days after initial application.
Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: Lender provided $35.00 cure to cover excess.	REVIEWER - CURED COMMENT (2023-02-13): Sufficient Cure Provided At Closing	Federal Compliance - Check Loan Designation Match - QM: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Revised Loan Estimate Timing Before Closing: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Revised Loan Estimate Timing Before Closing: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA ATR/QM	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_12168	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Investment	Refinance Rate/Term	N/A	3	3	[3] Document Error - Borrower(s) is not a U.S. Citizen, and the guideline required documentation was not provided.: Borrower: XXXXXXXXXXXX [3] Application / Processing - Missing Document: Tax Certificate not provided [3] General - Missing Document: Verification of Non-US Citizen Status not provided			1				1							-	C	C	C	C	C	A	A	A	A	A	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_12042	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	2	2	[2] Insurance Analysis - Hazard Insurance Policy expires within 90 days of the Note Date.: Hazard Insurance Policy Expiration Date XX/XX/XXXX, Note Date XX/XX/XXXX			1				2	[2] Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. [2] Federal Compliance - RESPA - Initial GFE Not Provided Within 3 Business Days of Application: RESPA: Initial GFE not provided to Borrower(s) within three (3) business days of Application Date.			Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. Federal Compliance - RESPA - Initial GFE Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	CMLTI 2025-RP3_11812	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX Disaster Name: XXXXXXXXX Disaster Declaration Date: XX/XX/XXXX			1				1							-	C	C	C	C	C	A	A	A	A	A	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_11807	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX Disaster Name: XXXXXXXXXXXXXX Disaster Declaration Date: XX/XX/XXXX	1	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $131,204.72 is underdisclosed from calculated Finance Charge of $131,407.97 in the amount of $203.25.
[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 1203) With Cure: RESPA (2010): 0% tolerance violation for 1203 fee with evidence of cure provided on Final HUD-1
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Final TIL Finance Charge of $131,204.72 is underdisclosed from calculated Finance Charge of $131,407.97 in the amount of $203.25.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA (2010) - 0% Tolerance (Line 1203) With Cure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																								Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_11802	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	3	1	1	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $58,497.80 is underdisclosed from calculated Finance Charge of $59,430.52 in the amount of $932.72.
[3] Federal Compliance - 2011 TIL-MDIA - Introductory Escrow Payment Inaccurate: Truth in Lending Act (MDIA 2011):  The amount of taxes and insurance, including any mortgage insurance, on the Final TIL does not match the amount of taxes and insurance, including any mortgage insurance, for the loan.
[3] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Introductory Total Payment (PITI) Inaccurate: Truth in Lending Act (MDIA 2011):  Total payment amount (PITI) on the Final TIL does not match the total payment amount for the loan.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Finance charge shown as $58,497.80 but calculated finance charge is $59,430.52. Variance of -$932.72.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - 2011 TIL-MDIA - Introductory Escrow Payment Inaccurate: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Introductory Total Payment (PITI) Inaccurate: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																								Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	CMLTI 2025-RP3_11792	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	3	1	1	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $142,862.79 is underdisclosed from calculated Finance Charge of $142,964.25 in the amount of $101.46.
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Disclosed Finance Charges are $142,862.79. Due Diligence Finance Charges are $142,964.25. There is a variance of -$101.46.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	CMLTI 2025-RP3_11926	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Limited Cash-out GSE	Temporary SHQM (GSE/Agency Eligible)	3	1	1	3	[3] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Maximum In First 5 Years Change Date Inaccurate (ARM loan): Truth in Lending Act (MDIA 2011): The "Maximum First Five Years" date on the Final TIL does not match the date on which the first regular periodic payment will be due and the earliest date on which that rate may apply.
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX014)
[2] Miscellaneous Compliance - (Doc Error) GFE Error: There is no evidence that the interest rate was locked prior to closing
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.
[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
[2] Federal Compliance - RESPA (2010) – Written Service Provider List Missing: Unable to determine if the borrower received a list of service providers due to missing information.	Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Maximum In First 5 Years Change Date Inaccurate (ARM loan): The Maximum First Five Years date on the Final TIL XX/XX/XXXX does not match the date on which the first regular periodic payment will be due and the earliest date on which that rate may apply.
Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Missing evidence the borrower received a copy of each valuation three (3) business days prior to consummation.	Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Maximum In First 5 Years Change Date Inaccurate (ARM loan): TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																								Federal Compliance - RESPA (2010) – Written Service Provider List Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	CMLTI 2025-RP3_12558	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Investment	Purchase	N/A	3	3	[3] Income Documentation - REO Documents are missing.: Address: XXXXXXXXXXXXnsurance Verification, Statement, Tax Verification			1				2	[2] Federal Compliance - Acknowledgement of Borrower Receipt of Notice of Special Flood Hazard Disclosure Missing: FDPA Notification Rule: Creditor did not retain record of borrower's receipt of Notice of Special Flood Hazard Disclosure.			Federal Compliance - Acknowledgement of Borrower Receipt of Notice of Special Flood Hazard Disclosure Missing: Liability for violations cannot be transferred to a subsequent purchaser of a loan.			-	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_12634	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	3	3	[3] AUS Discrepancy / Guidelines Discrepancy - AUS/Guideline Findings: All conditions were not met [3] Application / Processing - Missing Document: AUS not provided	The file is missing a copy of the DU findings supporting an Approve/Eligible.	1	3	[3] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Non QM.
[3] Federal Compliance - Overtime Bonus 2Yr Calc: Qualified Mortgage (Dodd-Frank 2014): Use of Overtime/Bonus income for less than two (2) years not justified or documented in writing. (XXXXXXXXXXXXX/Bonus)
[3] Federal Compliance - Overtime Bonus Declining: Qualified Mortgage (Dodd-Frank 2014): Use of continual decline in income for Overtime/Bonus not justified or documented. (XXXXXXXXXXXXX/Bonus)
[3] Federal Compliance - QM DTI: Qualified Mortgage (Dodd-Frank 2014): Total Debt to Income Ratio exceeds 43% and the images do not provide evidence loan is eligible for purchase, guarantee or insurance by the appropriate agency.
[3] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (FinXX/XX/XXXX018)
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX018)
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.	Federal Compliance - Check Loan Designation Match - QM: The loan is missing the final AUS approval associated with the DU Early Check Results, causing the loan to waterfall through the QM Testing.
Federal Compliance - Overtime Bonus 2Yr Calc: The loan is missing the final AUS approval associated with the DU Early Check Results, causing the loan to waterfall through the QM Testing.
Federal Compliance - Overtime Bonus Declining: The loan is missing the final AUS approval associated with the DU Early Check Results, causing the loan to waterfall through the QM Testing.
Federal Compliance - QM DTI: The file is missing a copy of the DU findings supporting an Approve/Eligible.
Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Closing Disclosure not provided to Borrowers at least three business days prior to closing.
Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Creditor did not provide a copy of each valuation to applicant three business days prior to consummation.	Federal Compliance - Check Loan Designation Match - QM: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

Federal Compliance - QM DTI: Although this issue is subject to a 3 year SOL for affirmative claims under TILA, AMC does not adjust grading taking into account TILA SOL for exceptions under ATR, given the potential for enhanced damages when asserting an ability to repay defense in response to an action to collect a debt by recoupment or set-off.

Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA ATR/QM	C	C	C	C	C	C	C	C	C	C	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_12128	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Investment	Refinance Rate/Term	N/A	3	3	[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: XX/XX/XXXX
Disaster End Date: XX/XX/XXXX
Disaster Name: XXXXXXXXXXXXXXX
Disaster Declaration Date: XX/XX/XXXX
[3] Income Documentation - Income Docs Missing:: Borrower: XXXXXXXXXXXX4506-T XXXX, 4506-T XXXX
[3] Income Documentation - Income documentation requirements not met.
[3] General - Missing Document: 1007 Rent Comparison Schedule not provided
[3] Closing / Title - Missing Document: Rider - Other not provided
[3] Income Documentation - REO Documents are missing.: Address: XXXXXXXXXXXX HOA Verification, Statement
													[3] Income Documentation - REO Documents are missing.: Address: XXXXXXXXXXXX HOA Verification, Statement	AUS requires a signed 4506T for all borrowers. 4506-T provided in loan file are not signed. Legal attached rider is missing.		1				1							-	C	C	C	C	C	A	A	A	A	A	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_12200	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Missing Document - E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement			1				1							-	C	C	C	C	C	A	A	A	A	A	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_12622	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Investment	Purchase	N/A	3	3	[3] AUS Discrepancy / Guidelines Discrepancy - AUS/Guideline Findings: All conditions were not met [3] Income Documentation - Income Docs Missing:: Borrower: XXXXXXXXXXX 4506-T XXXX 4506-TXXXX, Third Party Verification [3] Income Documentation - Income documentation requirements not met. [3] Income Documentation - REO Documents are missing.: Address: XXXXXXXXXXXXInsurance Verification, Statement	Missing verification of payment history for mortgage with XXXXXXXXXXXX mo listed on loan application for the Borrower's Primary Residence. AUS Approve Eligible Findings requires a Verification of Mortgage for the most recent 12 months. File is missing the Borrowers XXXXand XXXX4506-T documents required by the AUS. Also, missing Borrower's signature on the XXXX and XXXX Income Tax Returns.		1				2	[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX018)	Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: No evidence in file of when the borrower received a copy of the appraisal.					-	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_12921	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Safe Harbor QM	3	3	[3] AUS Discrepancy / Guidelines Discrepancy - AUS/Guideline Findings: All conditions were not met [3] Missing Document - E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement [3] Application / Processing - Missing Document: AUS not provided [2] Asset Calculation / Analysis - Available for Closing is insufficient to cover Cash From Borrower.: Documented qualifying Assets for Closing of $XXXX is less than Cash From Borrower $XXXX	The AUS approval is missing from the loan file, as noted on the 1008. Qualifying Assets for Closing of $0.00 is less than Cash From Borrower $491.36.	1	3	[3] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Safe Harbor QM.
[3] Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on XX/XX/XXXX disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan.  The disclosed Finance Charge in the amount of $260,545.45 is under disclosed by $127.66 compared to the calculated Finance Charge of $260,673.11 which exceeds the $35.00 threshold (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated XX/XX/XXXX). (FinXX/XX/XXXX020)
[3] Federal Compliance - TRID Initial Loan Estimate Timing Electronically Provided: TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application. (InitiXX/XX/XXXX020)
[2] Federal Compliance - ECOA Appraisal Disclosure - ECOA Timing: ECOA - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure within 3 days of the loan application date.
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX020)
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.	Federal Compliance - Check Loan Designation Match - QM: The AUS approval is missing from the loan file, causing the loan to waterfall through the QM Testing.
Federal Compliance - TRID Final Closing Disclosure Finance Charge: Final Closing Disclosure provided on XX/XX/XXXX disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan. The disclosed Finance Charge in the amount of $260,545.45 is under disclosed by $127.66 compared to the calculated Finance Charge of $260,673.11 which exceeds the $35.00 threshold (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated XX/XX/XXXX.
Federal Compliance - ECOA Appraisal Disclosure - ECOA Timing: The Right to Receive a Copy of the appraisal disclosure was not in the loan file.
Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: The borrower did not receive the appraisal three days prior to closing.	Federal Compliance - Check Loan Designation Match - QM: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Initial Loan Estimate Timing Electronically Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA ATR/QM	C	C	C	C	C	B	C	B	C	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_12462	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Safe Harbor QM	3	3	[3] Asset Documentation - Asset documentation requirements not met.
[3] Asset Calculation / Analysis - AUS Findings: Available for Closing discrepancy.: Documented qualifying Assets of $XXXX is less than AUS Available for Closing of  $XXXX.
[3] Income Documentation - Income Docs Missing:: Borrower: XXXXXXXXXXXXBorrower: XXXXXXXXXXXX4506-T XXXX, 4506-TXXXX
4506-T XXXX, 4506-TXXXX
[3] Income Documentation - Income documentation requirements not met.
[2] AUS Discrepancy / Guidelines Discrepancy - AUS Findings: Qualifying asset balance discrepancy.: Calculated qualifying asset balance of $XXXX is less than AUS qualifying asset balance of $XXXX.
[2] Asset Calculation / Analysis - Available for Closing is insufficient to cover Cash From Borrower.: Documented qualifying Assets for Closing of $XXXX is less than Cash From Borrower $XXXX.	The funds from the closing statement for the net proceeds of pending sale were not available to the borrower at the time of the subject transaction closing, causing the loan the be short verified funds to close and the required reserves.
The funds from the closing statement for the net proceeds of pending sale were not available to the borrower at the time of the subject transaction closing, causing the loan the be short verified funds to close and the required reserves.
Income documentation requirements not met due to missing fully executed and complete Form 4506-T (XXXX and XXXX).
The funds from the closing statement for the net proceeds of pending sale were not available to the borrower at the time of the subject transaction closing, causing the loan the be short verified funds to close and the required reserves.
The funds from the closing statement for the net proceeds of pending sale were not available to the borrower at the time of the subject transaction closing, causing the loan the be short verified funds to close and the required reserves.	1	3	[3] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Safe Harbor QM.
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX017)	Federal Compliance - Check Loan Designation Match - QM: The funds from the closing statement for the net proceeds of pending sale were not available to the borrower at the time of the subject transaction closing, causing the loan the be short verified funds to close and the required reserves. Additionally, the file is missing the signed and dated 4506-T forms required by the AUS approval, causing the loan to waterfall through the QM Testing, resulting in a Loan Designation discrepancy.
																						Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: No evidence in file of when the borrower received a copy of the appraisal.		Federal Compliance - Check Loan Designation Match - QM: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.			TILA ATR/QM	C	C	C	C	C	B	C	B	C	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_12395	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Missing Document - E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement	1	3	[3] Federal Compliance - TRID Final Closing Disclosure No Seller Paid Fees Primary Residence First Lien: TRID Final Closing Disclosure XX/XX/XXXX on a first lien purchase transaction did not disclose any Seller paid fees/charges on page 2. (Points and Fees testing limited to Borrower paid fees.) (FinXX/XX/XXXX017)
[3] Federal Compliance - TRID Revised Loan Estimate Timing Before Closing: TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on XX/XX/XXXX not received by borrower at least four (4) business days prior to closing. (InterXX/XX/XXXX017)
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX017)
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX017)	Federal Compliance - TRID Final Closing Disclosure No Seller Paid Fees Primary Residence First Lien: Seller paid fees were not disclosed on the borrower's final closing disclosure.
Federal Compliance - TRID Revised Loan Estimate Timing Before Closing: Revised Loan Estimate provided on XX/XX/XXXX was presumed to have been received by the borrower on XX/XX/XXXX which is not at least four (4) business days prior to closing date of XX/XX/XXXX.
Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: No evidence that a copy of the appraisal was provided to the borrower.
																						Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: No evidence that a copy of the appraisal was provided to the borrower.		Federal Compliance - TRID Revised Loan Estimate Timing Before Closing: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_12720	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX Disaster Name: XXXXXXXXXXXXXXX Disaster Declaration Date: XX/XX/XXXX	1	3	[3] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (InitiXX/XX/XXXX019)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points.  Fee Amount of $2,146.00 exceeds tolerance of $1,020.00.  Insufficient or no cure was provided to the borrower. (7200)
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX019)	Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $2,146.00 exceeds tolerance of $1,020.00. Insufficient or no cure was provided to the borrower.
Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Verification appraisal was delivered to borrower was not provided.	Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_12778	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	2	1				1				2	[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX019)	Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: No evidence in file of when the borrower received a copy of the appraisal.					-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	CMLTI 2025-RP3_12387	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Investment	Refinance Rate/Term	N/A	3	3	[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX Disaster Name: XXXXXXXXXXXXXX XXXXXXXXXXXX Disaster Declaration Date: XX/XX/XXXX			1				1							-	C	C	C	C	C	A	A	A	A	A	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_11872	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Safe Harbor QM	3	3	[3] Income Documentation - Income Docs Missing:: Borrower: XXXXXXXXW-2 XXXX
[3] Income Documentation - Income documentation requirements not met.
[3] Income Documentation - The verification of employment is not within 10 business days of the Note.: Borrower: XXXXXXXX// Employment Type: Employment / Income Type: Wages / Start Date: XX/XX/XXXX
[3] Income Documentation - The verification of employment is not within 10 business days of the Note.: Borrower: XXXXXXXX// Employment Type: Employment / Income Type: Wages / Start Date: XX/XX/XXXX
[3] Income Documentation - The verification of employment is not within 10 business days of the Note.: Borrower: XXXXXXXX// Employment Type: Employment / Income Type: Wages / Start Date: XX/XX/XXXX	The loan was AUS approved and is missing XXXXW2 for current employment, XXXXXXXX	1	3	[3] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Safe Harbor QM.
[3] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not sent within three (3) business days of the creditor application date.
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:SecondaXX/XX/XXXX014)
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX014)
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX014)
[2] Federal Compliance - QM Employment History - Current and/or Previous Employment Documentation lacks Date Info: Qualified Mortgage (Dodd-Frank 2014): Missing Employment Dates to verify two years employment history for current and/or prior employment. (XXXXXXXXXXXXX/XXXX)
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA: Initial GFE not provided to Borrower(s) within three (3) business days of Application Date.
[2] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.
[2] Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide "Right to Receive a Copy" appraisal disclosure to applicant within three (3) business days of application or determination of first lien status.	Federal Compliance - Check Loan Designation Match - QM: The loan was AUS approved and waterfalling to standard QM requirements due to missing XXXX W2 for current employment, XXXXXXXX
Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Appraisal Report dated XX/XX/XXXXs missing evidence of receipt.
Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Appraisal Report dated XX/XX/XXXXs missing evidence of receipt.
Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Appraisal Report dated XX/XX/XXXXs missing evidence of receipt.
Federal Compliance - QM Employment History - Current and/or Previous Employment Documentation lacks Date Info: The loan was AUS approved and is missing XXXX W2 for current employment, XXXXXXXX
Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure was not dated but was signed by borrower XX/XX/XXXXFederal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: Notice of Right to Receive a Copy of Appraisal was not dated but was not provided within 3 business days of the application date.	Federal Compliance - Check Loan Designation Match - QM: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																								Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: There is generally no Assignee Liability.			TILA ATR/QM	C	C	C	C	C	B	C	B	C	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_12384	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Non QM	3	3	[3] AUS Discrepancy / Guidelines Discrepancy - AUS/Guideline Findings: All conditions were not met [3] Missing Document - E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement [3] Appraisal Documentation - Missing Document: Appraisal not provided	File is missing a copy of the Appraisal document required by the AUS.	1	3	[3] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Non QM.
[3] Federal Compliance - Overtime Bonus 2Yr Calc: Qualified Mortgage (Dodd-Frank 2014): Use of Overtime/Bonus income for less than two (2) years not justified or documented in writing. (XXXXXXXXXXXXX/Overtime)
[3] Federal Compliance - Overtime Bonus Declining: Qualified Mortgage (Dodd-Frank 2014): Use of continual decline in income for Overtime/Bonus not justified or documented. (XXXXXXXXXXXXX/Overtime)
[3] Federal Compliance - Overtime Bonus Method of Calculation: Qualified Mortgage (Dodd-Frank 2014): Significant income variation requires a period of more than two (2) years when calculating the average Overtime/Bonus income. (XXXXXXXXXXXXX/Overtime)
[3] Federal Compliance - Overtime Bonus Method of Calculation: Qualified Mortgage (Dodd-Frank 2014): Significant income variation requires a period of more than two (2) years when calculating the average Overtime/Bonus income. (XXXXXXXXXXXXX/Bonus)	Federal Compliance - Check Loan Designation Match - QM: Waterfall due to missing Appraisal document required by the AUS.
Federal Compliance - Overtime Bonus 2Yr Calc: Waterfall due to missing Appraisal document required by the AUS.
Federal Compliance - Overtime Bonus Declining: Waterfall due to missing Appraisal document required by the AUS.
Federal Compliance - Overtime Bonus Method of Calculation: Waterfall due to missing Appraisal document required by the AUS.
																						Federal Compliance - Overtime Bonus Method of Calculation: Waterfall due to missing Appraisal document required by the AUS.		Federal Compliance - Check Loan Designation Match - QM: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.			TILA ATR/QM	D	D	D	D	D	C	C	C	C	C	A	A	A	A	A	D	D	D	D	D
XXXX	XXXX	CMLTI 2025-RP3_12604	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Missing Document - E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement			1				1							-	C	C	C	C	C	A	A	A	A	A	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_12602	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Missing Document - E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement			1				1							-	C	C	C	C	C	A	A	A	A	A	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_12256	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Application / Processing - Missing Document: Approval not provided			1				3	[3] Federal Compliance - TRID Loan Estimate Timing: TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application. (InitiXX/XX/XXXX017)	Federal Compliance - TRID Loan Estimate Timing: Loan Estimate not delivered or placed in the mail to Borrower within three (3) business days of application date of XX/XX/XXXX.		Federal Compliance - TRID Loan Estimate Timing: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_12122	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX Disaster Name: XXXXXXXXX, XXXXXXXXXXXX Disaster Declaration Date: XX/XX/XXXX			1				2	[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.						-	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_11889	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Income Documentation - REO Documents are missing.: Address: XXXXXXXXInsurance Verification, Statement, Tax Verification	1	3	[3] Federal Compliance - Federal Loan Originator Compensation - Individual LO Not NMLS Licensed at Time of Application: Truth in Lending Act (NMLSR Dodd- Frank 2014): Individual Loan Originator not NMLS licensed or registered at time of application.	Federal Compliance - Federal Loan Originator Compensation - Individual LO Not NMLS Licensed at Time of Application: "Assignee Liability: Civil actions that may be brought against a creditor may be maintained against any assignee only if the violation is apparent on the face of the disclosure or other documents assigned, except where the assignment was involuntary. This civil liability may include $4,000, in the case of an individual transaction, or the lesser of $500,000 or 1% of the creditor's net worth in the case of a class action (effectiveXX/XX/XXXXthis amount increases to the lesser of $1,000,000 or 1%), as well as actual damages, court costs, and attorneys' fees. For an anti-steering violation, the creditor may also be liable in an amount equal to the sum of all finance charges and fees paid by the consumer, unless the creditor demonstrates the failure to comply is not material. Notwithstanding any other provision of law, when a creditor, assignee, or other holder or anyone acting on behalf of the creditor, assignee, or holder, initiates a judicial or nonjudicial foreclosure of the residential mortgage loan, or any other action to collect the debt in connection with such loan, a consumer may assert a violation as a matter of defense by recoupment or set off without regard for the time limit on a private action for damages.
																								EffectiveXX/XX/XXXX in addition to the aforementioned, the individual Loan Originator could be liable for statutory damages. The maximum liability is the greater of actual damages or 3 times the loan originator's compensation or gain, plus the cost to the consumer of the action. The Dodd-Frank Act extended the statute of limitations on TILA violations to 3 years from the date of the violation."			TILA SOL Expired	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_12174	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Missing Document - E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement [3] Insufficient Coverage - The Hazard Insurance Policy Effective Date is after closing.: Hazard Insurance Policy Effective Date XX/XX/XXXX, Disbursement Date: XX/XX/XXXX			1				3	[3] Federal Compliance - TRID Final Closing Disclosure Property Taxes Included In Escrow: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on XX/XX/XXXX incorrectly disclosed whether property taxes are included in escrow. (FinXX/XX/XXXX016)	Federal Compliance - TRID Final Closing Disclosure Property Taxes Included In Escrow: The Final Closing Disclosure reflects No Taxes and Other are included in escrows, however Township Taxes were included in the escrow estimate.		Federal Compliance - TRID Final Closing Disclosure Property Taxes Included In Escrow: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_11870	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Application / Processing - Missing Document: Tax Certificate not provided	1	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $86,026.17 is underdisclosed from calculated Finance Charge of $86,485.07 in the amount of $458.90.
[3] Federal Compliance - 2011 TIL-MDIA - Introductory Escrow Payment Inaccurate: Truth in Lending Act (MDIA 2011):  The amount of taxes and insurance, including any mortgage insurance, on the Final TIL does not match the amount of taxes and insurance, including any mortgage insurance, for the loan.
[3] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Introductory Total Payment (PITI) Inaccurate: Truth in Lending Act (MDIA 2011): Total payment amount (PITI) on the Final TIL does not match the total payment amount for the loan.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Final TIL Finance Charge of $86,026.17 is underdisclosed from calculated Finance Charge of $86,485.07 in the amount of $458.90.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - 2011 TIL-MDIA - Introductory Escrow Payment Inaccurate: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Introductory Total Payment (PITI) Inaccurate: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_12101	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Missing Document - E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement [3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX Disaster Name: XXXXXXXXXXXXXXX Disaster Declaration Date: XX/XX/XXXX			1				3	[3] Federal Compliance - TRID Lender Credit Tolerance Violation: TILA-RESPA Integrated Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of $-358.80 is less than amount of binding Lender Credit previously disclosed in the amount of $-737.00. (9300)	Federal Compliance - TRID Lender Credit Tolerance Violation: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of $-358.80 is less than amount of binding Lender Credit previously disclosed in the amount of $-737.00.		Federal Compliance - TRID Lender Credit Tolerance Violation: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_12413	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Non QM	3	3	[3] Missing Document - E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement [3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX Disaster Name: XXXXXXXXX, XXXXXXXX, XXXXXXXXXXXX Disaster Declaration Date: XX/XX/XXXX	1	3	[3] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Non QM.
[3] Federal Compliance - TILA NMLSR - Individual Originator License Status Not Approved: Truth in Lending Act (NMLSR Dodd- Frank 2014): Individual Loan Originator not licensed to conduct loan origination activities.
[3] Federal Compliance - TILA NMLSR - Individual Originator NMLS information on documents does not match NMLS website: Truth in Lending Act (NMLSR Dodd- Frank 2014): Individual Loan Originator NMLSR information on loan documents does not match NMLSR.
[3] Federal Compliance - QM Points and Fees: Qualified Mortgage (Dodd Frank 2014): Points and Fees on subject loan of XXXX% is in excess of the allowable maximum of  3.00000% of the Federal Total Loan Amount. Points and Fees total $XXXX on a Federal Total Loan Amount of $XXXX vs. an allowable total of $XXXX (an overage of $XXXX or XXXX%).
[3] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (FinXX/XX/XXXX017)
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX017)
[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $76.05 exceeds tolerance of $50.00. Sufficient or excess cure was provided to the borrower at Closing. (7520)	Federal Compliance - Check Loan Designation Match - QM: The loan was agency approved with an Originator Loan Designation of Temp SHQM; but the points and fees are more than allowable maximum, causing the loan to waterfall through the QM Testing, resulting in a Loan Designation discrepancy.
Federal Compliance - QM Points and Fees: Points and Fees on subject loan of XXXX% is in excess of the allowable maximum of 3.00000% of the Federal Total Loan Amount.
Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Evidence of earlier borrower receipt was not found in file.
Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Verification appraisal was delivered to borrower was not provided.
Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: Credit Report Fee was last disclosed as $50.00 on Loan Estimate but disclosed as $76.05 on Final Closing Disclosure. File does not contain a valid change of circumstance for this fee, cure provided at closing.	REVIEWER - CURED COMMENT (2023-12-01): Sufficient Cure Provided At Closing	Federal Compliance - Check Loan Designation Match - QM: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

Federal Compliance - TILA NMLSR - Individual Originator NMLS information on documents does not match NMLS website: Assignee Liability:  Civil actions that may be brought against a creditor may be maintained against any assignee only if the violation is apparent on the face of the disclosure or other documents assigned, except where the assignment was voluntary.  This civil liability may include $4,000, in the case of an individual transaction, or the lesser of $500,000 or 1% of the creditor's net worth in the case of a class action (effectiveXX/XX/XXXXthis amount increases to the lesser of $1,000,000 or 1%), as well as actual damages, court costs, and attorneys' fees.  For an anti-steering violation, the creditor may also be liable in an amount equal to the sum of all finance charges and fees paid by the consumer, unless the creditor demonstrates the failure to comply is not material.  Notwithstanding any other provision of law, when a creditor, assignee, or other holder or anyone acting on behalf of the creditor, assignee, or holder, initiates a judicial or nonjudicial foreclosure of the residential mortgage loan, or any other action to collect the debt in connection with such loan, a consumer may assert a violation as a matter of defense by recoupment or set off without regard for the time limit on a private action for damages.
EffectiveXX/XX/XXXX in addition to the aforementioned, the individual Loan Originator could be liable for statutory damages. The maximum liability is the greater of actual damages or 3 times the loan originator's compensation or gain, plus the cost to the consumer of the action. The Dodd-Frank Act extended the statute of limitations on TILA violations to 3 years from the date of the violation.

																								Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TILA ATR/QM	C	C	C	C	C	C	C	C	C	C	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_12210	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Safe Harbor QM	3	3	[3] Income Documentation - Income documentation requirements not met. [3] Insurance Analysis - Insufficient Coverage: Hazard insurance coverage amount is insufficient. [3] Income Documentation - The verification of employment is not within 10 business days of the Note.: Borrower: XXXXXXXXXXXX // Employment Type: Employment / Income Type: Wages / Start Date: XX/XX/XXXX [3] Income Documentation - The verification of employment is not within 10 business days of the Note.: Borrower: XXXXXXXXXXXX // Employment Type: Employment / Income Type: Wages / Start Date: XX/XX/XXXX	Income documentation requirements not met because the required signed form 4506-T is missing from file Insufficient coverage shortfall by $42,000.00.	1	3	[3] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Safe Harbor QM.
[2] Federal Compliance - QM Employment History - Current and/or Previous Employment Documentation lacks Date Info: Qualified Mortgage (Dodd-Frank 2014): Missing Employment Dates to verify two years employment history for current and/or prior employment. (XXXXXXXXXXXXX/XXXX)	Federal Compliance - Check Loan Designation Match - QM: The file is missing the signed and dated 4506-T form required by the AUS approval, causing the loan to waterfall through the QM Testing.
																						Federal Compliance - QM Employment History - Current and/or Previous Employment Documentation lacks Date Info: The file is missing the signed and dated 4506-T form required by the AUS approval, causing the loan to waterfall through the QM Testing.		Federal Compliance - Check Loan Designation Match - QM: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.			TILA ATR/QM	C	C	C	C	C	B	C	B	C	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_12171	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Missing Document - E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement [3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX Disaster Name: XXXXXXXXXXX Disaster Declaration Date: XX/XX/XXXX			1				1							-	C	C	C	C	C	A	A	A	A	A	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_12590	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Missing Document - E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement [3] Application / Processing - FEMA Disaster Issue: Property is located in a FEMA Disaster area and has not been inspected.: Disaster Name: XXXXXXXXXXX Disaster Declaration Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX	1	3	[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of $127.20 exceeds tolerance of $125.00. Insufficient or no cure was provided to the borrower. (8304)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $1,937.68 exceeds tolerance of $1,777.00. Insufficient or no cure was provided to the borrower. (7200)	Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Valid change of circumstance or sufficient cure is required for $2.20.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Valid change of circumstance or sufficient cure is required for $160.68.	Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_11920	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	3	1	1	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $97,004.21 is underdisclosed from calculated Finance Charge of $98,241.09 in the amount of $1,236.88.
[2] Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Finance Charge disclosed on final TIL is $97,004.21. Due Diligence Finance Charge is $98,241.09. There is a variance of -$1,236.88.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	CMLTI 2025-RP3_12426	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Missing Document - E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement	1	3	[3] Federal Compliance - TRID Lender Credit Tolerance Violation: TILA-RESPA Integrated Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of $-300.00 is less than amount of binding Lender Credit previously disclosed in the amount of $-350.00. (9300)
																					[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure - 1026.19(f)(2) Cure: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $179.50 exceeds tolerance of $179.00. Sufficient or excess cure was provided to the borrower. (7200)	Federal Compliance - TRID Lender Credit Tolerance Violation: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of $-300.00 is less than amount of binding Lender Credit previously disclosed in the amount of $-350.00.	REVIEWER - CURED COMMENT (2023-12-11): Sufficient Cure Provided within 60 Days of Closing	Federal Compliance - TRID Lender Credit Tolerance Violation: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_12843	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Safe Harbor QM	3	3	[3] Asset Documentation - Asset documentation requirements not met.
[3] Asset Calculation / Analysis - AUS Findings: Available for Reserves discrepancy.: Calculated Available for Reserves of $XXXX is less than AUS Available for Reserves of $XXXX.
[3] Income Documentation - Income Docs Missing:: Borrower: XXXXXXXXXXXX 4506-TXXXX, 4506-TXXXX
[3] Income Documentation - Income documentation requirements not met.
[2] AUS Discrepancy / Guidelines Discrepancy - AUS Findings: Qualifying asset balance discrepancy.: Calculated qualifying asset balance of $XXXX is less than AUS qualifying asset balance of $XXXX.
[2] Asset Calculation / Analysis - Available for Closing is insufficient to cover Cash From Borrower.: Documented qualifying Assets for Closing of $XXXX is less than Cash From Borrower $XXXX.	The deposit receipt of the gift funds of $12,000 was not provided. There is no evidence the gift funds were received. The assets are short due to the file missing receipt of the gift funds of $12,000. The signed 4506-T was not provided. The assets are short due to the file missing receipt of the gift funds of $12,000. The file is missing evidence of receipt of the gift funds in the amount of $12,000.00.	1	3	[3] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Safe Harbor QM.
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:SecondaXX/XX/XXXX019)
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX019)	Federal Compliance - Check Loan Designation Match - QM: The loan was agency approved with an Originator Loan Designation of Temp SHQM. However, the loan failed document requirements; the 4506-T missing and the required asset documentation for receipt of the gift funds of $12,000 is missing, which resulted in a Due Diligence Loan Designation to Safe Harbor QM.
Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: There is no evidence the borrower received a copy of the appraisal.
																						Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: There is no evidence the borrower received a copy of the appraisal.		Federal Compliance - Check Loan Designation Match - QM: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.			TILA ATR/QM	C	C	C	C	C	B	C	B	C	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_12297	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Second Home	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Application / Processing - FEMA Disaster Issue: Property is located in a FEMA Disaster area and has not been inspected.: Disaster Name: XXXXXXXXXXX Disaster Declaration Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX	1	3	[3] Federal Compliance - TRID Loan Estimate Timing: TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application. (InitiXX/XX/XXXX016)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax.  Fee Amount of $985.60 exceeds tolerance of $976.00.  Insufficient or no cure was provided to the borrower. (8304)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points.  Fee Amount of $2,777.60 exceeds tolerance of $1,331.00.  Insufficient or no cure was provided to the borrower. (7200)
[2] Federal Compliance - ECOA Appraisal Disclosure - ECOA Timing: ECOA - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure within 3 days of the loan application date.
[2] Federal Compliance - Notice of Special Flood Hazard Disclosure Not Provided Timely: FDPA Notification Rule: Creditor did not provide a Notice of Special Flood Hazard Disclosure within a reasonable time prior to closing.
[2] Federal Compliance - Flood Insurance Escrow - Flood not Escrowed for Property in Flood Zone: Loan originated post December 2015, the subject property is in a flood zone, flood insurance is not escrowed.
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule (Dodd-Frank 2014): List of Homeownership Counseling Organizations not provided to applicant within three (3) business days of application.	Federal Compliance - TRID Loan Estimate Timing: Evidence of earlier borrower receipt was not found in file.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Transfer Tax was last disclosed as $976.00 on LE but disclosed as $985.60 on Final Closing Disclosure. File does not contain a valid COC for this fee, nor evidence of cure in file. Provide a post-close CD disclosing the tolerance cure to include $9.40, a copy of refund check, proof of delivery, and a copy of the letter of explanation sent to the borrower disclosing the changes made.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Loan Discount Points was last disclosed as $2,777.60 on LE but disclosed as $1331.00 on Final Closing Disclosure. File does not contain a valid COC for this fee, nor evidence of cure in file. Provide a post-close CD disclosing the tolerance cure to include $1,446.60, a copy of refund check, proof of delivery, and a copy of the letter of explanation sent to the borrower disclosing the changes made.
Federal Compliance - ECOA Appraisal Disclosure - ECOA Timing: Evidence of earlier borrower receipt was not found in file.
Federal Compliance - Notice of Special Flood Hazard Disclosure Not Provided Timely: Evidence of earlier borrower receipt was not found in file.
Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: Evidence of earlier borrower receipt was not found in file.	Federal Compliance - TRID Loan Estimate Timing: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - Notice of Special Flood Hazard Disclosure Not Provided Timely: Liability for violations cannot be transferred to a subsequent purchaser of a loan.

																								Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TRID SOL Expired	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_12159	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX Disaster Name: XXXXXXXXXXXXXX Disaster Declaration Date: XX/XX/XXXX [2] Asset Calculation / Analysis - Available for Closing is insufficient to cover Cash From Borrower.: Documented qualifying Assets for Closing of $XXXX is less than Cash From Borrower $XXXX.	The loan file is missing asset documents to verify the fees paid outside of closing.		1				1	[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure - 1026.19(f)(2) Cure: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $42.06 exceeds tolerance of $35.00. Sufficient or excess cure was provided to the borrower. (7520)	Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure - 1026.19(f)(2) Cure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $42.06 exceeds tolerance of $35.00. Sufficient or excess cure was provided to the borrower.	REVIEWER - CURED COMMENT (2023-11-30): Sufficient Cure Provided within 60 Days of Closing				-	C	C	C	C	C	A	A	A	A	A	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_11883	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	3	1	1	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $76,114.86 is underdisclosed from calculated Finance Charge of $76,328.76 in the amount of $213.90.
[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.
[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Disclosed Finance Charges are $76,114.86. Due Diligence Finance Charges are $76,328.76 There is a variance of $213.90.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																								Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	CMLTI 2025-RP3_11977	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Safe Harbor QM	3	3	[3] Asset Documentation - Asset documentation requirements not met.
[3] Income Documentation - The verification of employment is not within 10 business days of the Note.: Borrower: XXXXXXXXXXXX// Employment Type: Employment / Income Type: Wages / Start Date: XX/XX/XXXX
[2] AUS Discrepancy / Guidelines Discrepancy - AUS Findings: Qualifying asset balance discrepancy.: Calculated qualifying asset balance of $XXXX is less than AUS qualifying asset balance of $XXXX.
[2] Asset Calculation / Analysis - Available for Closing is insufficient to cover Cash From Borrower.: Documented qualifying Assets for Closing of $XXXX is less than Cash From Borrower $XXXX.	Bank statements provided do not reflect borrower on account. Although access letter provided funds would be considered a gift since borrower is not reflected on account. Bank statements provided do not reflect borrower on account. Although access letter provided funds would be considered a gift since borrower is not reflected on account. Bank statements provided do not reflect borrower on account. Although access letter provided funds would be considered a gift since borrower is not reflected on account.	1	3	[3] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Safe Harbor QM.
[3] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date ofXX/XX/XXXX 12:00:00 AM.	Federal Compliance - Check Loan Designation Match - QM: The file is missing asset documentation, causing the loan to waterfall through the QM Testing, resulting in a Loan Designation discrepancy.	Federal Compliance - Check Loan Designation Match - QM: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

																								Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.			TILA ATR/QM	C	C	C	C	C	B	C	B	C	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_12655	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Missing Document - E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement [3] Application / Processing - FEMA Disaster Issue: Property is located in a FEMA Disaster area and has not been inspected.: Disaster Name: XXXXXXXXXXXXX Disaster Declaration Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX	1	3	[3] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX 12:00:00 AM.
[3] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points.  Fee Amount of $4,348.13 exceeds tolerance of $4,262.00.  Insufficient or no cure was provided to the borrower. (7200)
[2] State Compliance - Maryland Counseling Agencies Disclosure Not in File: Maryland HB1399 - No evidence of required counseling disclosure language per Maryland HB 1399.
[2] Federal Compliance - TRID Final CD Principal Reduction not used for Tolerance Violation w/o statement Alt. CD: Principal reduction not applied to tolerance cure due to missing statement that reduction is provided to offset excess charges. (FinXX/XX/XXXX018)	Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: 0% Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $4,348.13 exceeds tolerance of $4,262.00. Insufficient or no cure was provided to the borrower.
Federal Compliance - TRID Final CD Principal Reduction not used for Tolerance Violation w/o statement Alt. CD: Principal reduction not applied to tolerance cure due to missing statement that reduction is provided to offset excess charges.	Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

State Compliance - Maryland Counseling Agencies Disclosure Not in File: HB 1399 does not contain express provisions for assignee liability.

																								Federal Compliance - TRID Final CD Principal Reduction not used for Tolerance Violation w/o statement Alt. CD: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_11885	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Temporary SHQM (GSE/Agency Eligible)	2	1				1				2	[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX014) [2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 1203) With Cure: RESPA (2010): 0% tolerance violation for 1203 fee with evidence of cure provided on Final HUD-1	Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Verification appraisal was delivered to borrower was not provided.		Federal Compliance - RESPA (2010) - 0% Tolerance (Line 1203) With Cure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	CMLTI 2025-RP3_11799	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	3	1	1	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $56,793.48 is underdisclosed from calculated Finance Charge of $57,205.84 in the amount of $412.36.
[2] State Compliance - Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Received Timely): Ohio Consumer Sales Practices Act: Acknowledgement of Receipt of Home Mortgage Loan Information Document not received by borrower within five (5) business days of application.
[2] Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Final TIL Finance Charge of $56,793.48 is underdisclosed from calculated Finance Charge of $57,205.84 in the amount of $412.36.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

State Compliance - Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Received Timely): The Consumer Sales Practices Act (CSPA) generally does not provide for assignee liability. The Act provides that no claim or defense may be asserted under the Act by the Attorney General or any consumer against a purchaser or assignee of a mortgage loan for value for any action under the statute unless: (a) the violation was committed by the purchaser or assignee; or (b) the assignee or purchaser is affiliated by common control with the seller of the loan at the time the loan was purchased or assigned.
The CSPA gives authority to the Office to bring class actions, grant injunctions, and levy monetary fines. Additionally, the CSPA provides borrowers with a private right of action. Therefore, it is possible that any action commenced under the CSPA could result in reputational damage. Moreover, note that since the borrower is allowed to seek equitable remedies in a court of law as part of the private right of action, a court could reform the loan terms which could impact purchasers. Therefore, if the seller cannot be compelled to repurchase the loan, the assignee could face exposure.

																								Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	CMLTI 2025-RP3_11829	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	2	1				1				2	[2] Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.			Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	CMLTI 2025-RP3_11793	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Investment	Refinance Rate/Term	N/A	3	3	[3] Application / Processing - FEMA Disaster Issue: Property is located in a FEMA Disaster area and has not been inspected.: Disaster Name: XXXXXXXXXXXXX Disaster Declaration Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX			1				1							-	C	C	C	C	C	A	A	A	A	A	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_11818	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Investment	Refinance Rate/Term	N/A	3	3	[3] Asset Documentation - Asset documentation requirements not met. [2] Asset Calculation / Analysis - Available for Closing is insufficient to cover Cash From Borrower.: Documented qualifying Assets for Closing of $XXXX is less than Cash From Borrower $XXXX.	The payment on the subject property is increasing by more than 20%, which requires the funds to close to be verified. The payment on the subject property is increasing by more than 20%, which requires the funds to close to be verified.		1				1							-	C	C	C	C	C	A	A	A	A	A	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_12556	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Application / Processing - FEMA Disaster Issue: Property is located in a FEMA Disaster area and has not been inspected.: Disaster Name: XXXXXXXXXXXXXXXXXX Disaster Declaration Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX			1				1							-	C	C	C	C	C	A	A	A	A	A	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_11835	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX Disaster Name: XXXXXXXXXXXXXXX Disaster Declaration Date: XX/XX/XXXX	1	3	[3] Federal Compliance - TILA NMLSR - Individual Originator NMLS information on documents does not match NMLS website: Truth in Lending Act (NMLSR Dodd- Frank 2014): Individual Loan Originator NMLSR information on loan documents does not match NMLSR.
[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $194,783.98 is underdisclosed from calculated Finance Charge of $194,948.98 in the amount of $165.00.
[3] Federal Compliance - 2011 TIL-MDIA - Interest Rate Inaccurate: Truth in Lending Act (MDIA 2011): Interest rate on the Final TIL does not match interest rate for the loan.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.
[2] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.
[2] Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Missing: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide "Right to Receive a Copy" appraisal disclosure to consumer.	Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Missing: Creditor did not provide Right to Receive a Copy appraisal disclosure to consumer	Federal Compliance - TILA NMLSR - Individual Originator NMLS information on documents does not match NMLS website: Assignee Liability: Civil actions that may be brought against a creditor may be maintained against any assignee only if the violation is apparent on the face of the disclosure or other documents assigned, except where the assignment was voluntary. This civil liability may include $4,000, in the case of an individual transaction, or the lesser of $500,000 or 1% of the creditor's net worth in the case of a class action (effectiveXX/XX/XXXXthis amount increases to the lesser of $1,000,000 or 1%), as well as actual damages, court costs, and attorneys' fees. For an anti-steering violation, the creditor may also be liable in an amount equal to the sum of all finance charges and fees paid by the consumer, unless the creditor demonstrates the failure to comply is not material. Notwithstanding any other provision of law, when a creditor, assignee, or other holder or anyone acting on behalf of the creditor, assignee, or holder, initiates a judicial or nonjudicial foreclosure of the residential mortgage loan, or any other action to collect the debt in connection with such loan, a consumer may assert a violation as a matter of defense by recoupment or set off without regard for the time limit on a private action for damages.
EffectiveXX/XX/XXXX in addition to the aforementioned, the individual Loan Originator could be liable for statutory damages. The maximum liability is the greater of actual damages or 3 times the loan originator's compensation or gain, plus the cost to the consumer of the action. The Dodd-Frank Act extended the statute of limitations on TILA violations to 3 years from the date of the violation.

Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - 2011 TIL-MDIA - Interest Rate Inaccurate: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																								Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Missing: There is generally no Assignee Liability.			TILA SOL Expired	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_11836	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Safe Harbor QM	3	3	[3] AUS Discrepancy / Guidelines Discrepancy - AUS/Guideline Findings: All conditions were not met [3] Application / Processing - Missing Document: AUS not provided [3] Income Documentation - The verification of employment is not within 10 calendar days of the Note.: Borrower: XXXXXXXXXXXX // Employment Type: Employment / Income Type: Wages / Start Date: XX/XX/XXXX [3] Income Documentation - The verification of employment is required and was not found in file.: Borrower: XXXXXXXXXXXX // Employment Type: Employment / Income Type: Wages / Start Date: XX/XX/XXXX	The loan is missing the final AUS approval associated with the DU Early Check Results.	1	3	[3] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Safe Harbor QM.
[3] Federal Compliance - TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s).
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.
[2] Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Missing: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide "Right to Receive a Copy" appraisal disclosure to consumer.	Federal Compliance - Check Loan Designation Match - QM: The loan is missing the final AUS approval associated with the DU Early Check Results, causing the loan to waterfall through the QM Testing.
Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Missing: The Right to Receive a Copy of the appraisal disclosure was not provided to the borrower within 3 days of application.	Federal Compliance - Check Loan Designation Match - QM: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

Federal Compliance - TIL-MDIA - Initial TIL Missing: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA -  Initial GFE Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Missing: There is generally no Assignee Liability.	Borrower has been employed in the same industry for more than 5 years.

Borrower has owned the subject property for at least 5 years.

Borrower has verified disposable income of at least $2500.00.

Borrower has worked in the same position for more than 3 years.

																									The qualifying DTI on the loan is less than or equal to 35%.		TILA ATR/QM	C	C	C	C	C	B	C	B	C	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_11837	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	3	1				1				3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $346,213.08 is underdisclosed from calculated Finance Charge of $346,650.98 in the amount of $437.90.			Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	CMLTI 2025-RP3_11840	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Safe Harbor QM	3	3	[3] AUS Discrepancy / Guidelines Discrepancy - AUS/Guideline Findings: All conditions were not met [3] Asset Documentation - Guideline Issue:Insufficient asset documentation.: Financial Institution: XXXXXXXXXXXX // Account Type: Checking / Account Number: XXXX [3] Application / Processing - Missing Document: AUS not provided	The loan is missing the final AUS approval associated with the DU Early Check Results. The approval required two months consecutive statements to verify assets and only one statement provided in the loan file.	1	3	[3] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Safe Harbor QM.
[3] Federal Compliance - TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s).
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.
[2] Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Missing: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide "Right to Receive a Copy" appraisal disclosure to consumer.	Federal Compliance - Check Loan Designation Match - QM: The loan is missing the final AUS approval associated with the DU Early Check Results, causing the loan to waterfall through the QM Testing.
Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Missing: Right to Receive a Copy of appraisal is not provided.	Federal Compliance - Check Loan Designation Match - QM: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

Federal Compliance - TIL-MDIA - Initial TIL Missing: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA -  Initial GFE Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																								Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Missing: There is generally no Assignee Liability.			TILA ATR/QM	C	C	C	C	C	B	C	B	C	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_11842	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	3	1	1	3	[3] Federal Compliance - TILA NMLSR - Individual Originator NMLS information on documents does not match NMLS website: Truth in Lending Act (NMLSR Dodd- Frank 2014): Individual Loan Originator NMLSR information on loan documents does not match NMLSR.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 1203) With Cure: RESPA (2010): 0% tolerance violation for 1203 fee with evidence of cure provided on Final HUD-1
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.
[2] Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide "Right to Receive a Copy" appraisal disclosure to applicant within three (3) business days of application or determination of first lien status.	Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: Creditor did not provide Right to Receive a Copy appraisal disclosure to applicant within three (3) business days of application or determination of first lien status.	Federal Compliance - TILA NMLSR - Individual Originator NMLS information on documents does not match NMLS website: Assignee Liability: Civil actions that may be brought against a creditor may be maintained against any assignee only if the violation is apparent on the face of the disclosure or other documents assigned, except where the assignment was voluntary. This civil liability may include $4,000, in the case of an individual transaction, or the lesser of $500,000 or 1% of the creditor's net worth in the case of a class action (effectiveXX/XX/XXXXthis amount increases to the lesser of $1,000,000 or 1%), as well as actual damages, court costs, and attorneys' fees. For an anti-steering violation, the creditor may also be liable in an amount equal to the sum of all finance charges and fees paid by the consumer, unless the creditor demonstrates the failure to comply is not material. Notwithstanding any other provision of law, when a creditor, assignee, or other holder or anyone acting on behalf of the creditor, assignee, or holder, initiates a judicial or nonjudicial foreclosure of the residential mortgage loan, or any other action to collect the debt in connection with such loan, a consumer may assert a violation as a matter of defense by recoupment or set off without regard for the time limit on a private action for damages.
EffectiveXX/XX/XXXX in addition to the aforementioned, the individual Loan Originator could be liable for statutory damages. The maximum liability is the greater of actual damages or 3 times the loan originator's compensation or gain, plus the cost to the consumer of the action. The Dodd-Frank Act extended the statute of limitations on TILA violations to 3 years from the date of the violation.

Federal Compliance - RESPA (2010) - 0% Tolerance (Line 1203) With Cure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																								Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: There is generally no Assignee Liability.			TILA SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	CMLTI 2025-RP3_11845	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX Disaster Name: XXXXXXXXXXXXXXX Disaster Declaration Date: XX/XX/XXXX	1	3	[3] Federal Compliance - TILA NMLSR - Originator Company NMLS information on documents does not match NMLS website: Truth in Lending Act (NMLSR Dodd- Frank 2014): Loan Originator Organization NMLS information on loan documents does not match NMLS.
[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $297,580.50 is underdisclosed from calculated Finance Charge of $298,330.50 in the amount of $750.00.
[2] Federal Compliance - RESPA (2010) - 10% Tolerance Without Cure: RESPA (2010): 10% tolerance violation without  evidence of sufficient cure provided.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA (2010) -  Interest Rate on GFE Inaccurate: RESPA (2010): Interest Rate on GFE does not match Note.
[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: Unable to determine Homeownership Counseling List was provided due to missing information.
[2] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule:  HUD Settlement Cost Booklet not provided to applicant within three (3) business days of application.
[2] Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide "Right to Receive a Copy" appraisal disclosure to applicant within three (3) business days of application or determination of first lien status.	Federal Compliance - RESPA Disclosure - HUD Settlement Cost Booklet Not Provided Within 3 Business Days of Application: HUD Settlement Cost Booklet not provided to applicant within three (3) business days of application.
Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: Creditor did not provide Right to Receive a Copy appraisal disclosure to applicant within three (3) business days of application or determination of first lien status.	Federal Compliance - TILA NMLSR - Originator Company NMLS information on documents does not match NMLS website: Assignee Liability: Civil actions that may be brought against a creditor may be maintained against any assignee only if the violation is apparent on the face of the disclosure or other documents assigned, except where the assignment was voluntary. This civil liability may include $4,000, in the case of an individual transaction, or the lesser of $500,000 or 1% of the creditor's net worth in the case of a class action (effectiveXX/XX/XXXXthis amount increases to the lesser of $1,000,000 or 1%), as well as actual damages, court costs, and attorneys' fees. For an anti-steering violation, the creditor may also be liable in an amount equal to the sum of all finance charges and fees paid by the consumer, unless the creditor demonstrates the failure to comply is not material. Notwithstanding any other provision of law, when a creditor, assignee, or other holder or anyone acting on behalf of the creditor, assignee, or holder, initiates a judicial or nonjudicial foreclosure of the residential mortgage loan, or any other action to collect the debt in connection with such loan, a consumer may assert a violation as a matter of defense by recoupment or set off without regard for the time limit on a private action for damages.
EffectiveXX/XX/XXXX in addition to the aforementioned, the individual Loan Originator could be liable for statutory damages. The maximum liability is the greater of actual damages or 3 times the loan originator's compensation or gain, plus the cost to the consumer of the action. The Dodd-Frank Act extended the statute of limitations on TILA violations to 3 years from the date of the violation.

Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA (2010) - 10% Tolerance Without Cure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Interest Rate on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																								Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: There is generally no Assignee Liability.			TILA SOL Expired	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_11849	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Temporary SHQM (GSE/Agency Eligible)	3	1	1	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $193,653.35 is underdisclosed from calculated Finance Charge of $194,112.25 in the amount of $458.90.
[3] Federal Compliance - 2011 TIL-MDIA - Introductory Escrow Payment Inaccurate: Truth in Lending Act (MDIA 2011):  The amount of taxes and insurance, including any mortgage insurance, on the Final TIL does not match the amount of taxes and insurance, including any mortgage insurance, for the loan.
[3] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Introductory Total Payment (PITI) Inaccurate: Truth in Lending Act (MDIA 2011):  Total payment amount (PITI) on the Final TIL does not match the total payment amount for the loan.
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX014)
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.	Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - 2011 TIL-MDIA - Introductory Escrow Payment Inaccurate: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Introductory Total Payment (PITI) Inaccurate: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	CMLTI 2025-RP3_11850	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Investment	Refinance Cash-out - Other	N/A	3	3	[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX Disaster Name: XXXXXXXXXXXXXXX Disaster Declaration Date: XX/XX/XXXX	1	2	[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX014)
																					[2] Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide "Right to Receive a Copy" appraisal disclosure to applicant within three (3) business days of application or determination of first lien status.	Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Creditor did not provide a copy of each valuation to applicant three business days prior to consummation. Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: The Right to Receive a Copy of the appraisal disclosure was not provided to the borrower within 3 days of application.		Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: There is generally no Assignee Liability.			-	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_11851	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	3	1	1	3	[3] Federal Compliance - TILA NMLSR - Originator Company NMLS information on documents does not match NMLS website: Truth in Lending Act (NMLSR Dodd- Frank 2014): Loan Originator Organization NMLS information on loan documents does not match NMLS.
[3] Federal Compliance - TILA NMLSR - Originator Company License Status Not Approved: Truth in Lending Act (NMLSR Dodd- Frank 2014): Loan Originator Organization not licensed to conduct loan origination activities.
[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $45,819.36 is underdisclosed from calculated Finance Charge of $46,439.82 in the amount of $620.46.
[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 802) Without Cure: RESPA (2010): 0% tolerance violation for 802 fee without evidence of sufficient cure provided.
[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 803) Without Cure: RESPA (2010): 0% tolerance violation for 803 fee without evidence of sufficient cure provided.
[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 1203) With Cure: RESPA (2010): 0% tolerance violation for 1203 fee with evidence of cure provided on Final HUD-1	Federal Compliance - TILA NMLSR - Originator Company NMLS information on documents does not match NMLS website: Assignee Liability: Civil actions that may be brought against a creditor may be maintained against any assignee only if the violation is apparent on the face of the disclosure or other documents assigned, except where the assignment was voluntary. This civil liability may include $4,000, in the case of an individual transaction, or the lesser of $500,000 or 1% of the creditor's net worth in the case of a class action (effectiveXX/XX/XXXXthis amount increases to the lesser of $1,000,000 or 1%), as well as actual damages, court costs, and attorneys' fees. For an anti-steering violation, the creditor may also be liable in an amount equal to the sum of all finance charges and fees paid by the consumer, unless the creditor demonstrates the failure to comply is not material. Notwithstanding any other provision of law, when a creditor, assignee, or other holder or anyone acting on behalf of the creditor, assignee, or holder, initiates a judicial or nonjudicial foreclosure of the residential mortgage loan, or any other action to collect the debt in connection with such loan, a consumer may assert a violation as a matter of defense by recoupment or set off without regard for the time limit on a private action for damages.
EffectiveXX/XX/XXXX in addition to the aforementioned, the individual Loan Originator could be liable for statutory damages. The maximum liability is the greater of actual damages or 3 times the loan originator's compensation or gain, plus the cost to the consumer of the action. The Dodd-Frank Act extended the statute of limitations on TILA violations to 3 years from the date of the violation.

Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA (2010) - 0% Tolerance (Line 802) Without Cure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) - 0% Tolerance (Line 803) Without Cure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																								Federal Compliance - RESPA (2010) - 0% Tolerance (Line 1203) With Cure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	CMLTI 2025-RP3_11852	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	3	1				1				3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $161,000.05 is underdisclosed from calculated Finance Charge of $161,271.05 in the amount of $271.00.			Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	CMLTI 2025-RP3_11858	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	Temporary SHQM (GSE/Agency Eligible)	3	2	[2] Asset Calculation / Analysis - Available for Closing is insufficient to cover Cash From Borrower.: Documented qualifying Assets for Closing of $XXXX is less than Cash From Borrower $XXXX.	The loan file is missing asset documents to verify the fees paid outside of closing.	1	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $140,752.51 is underdisclosed from calculated Finance Charge of $140,802.41 in the amount of $49.90.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_11860	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Limited Cash-out GSE	Temporary SHQM (GSE/Agency Eligible)	3	1	1	3	[3] Federal Compliance - TILA NMLSR - Originator Company NMLS information on documents does not match NMLS website: Truth in Lending Act (NMLSR Dodd- Frank 2014): Loan Originator Organization NMLS information on loan documents does not match NMLS.
[3] Federal Compliance - TILA NMLSR - Individual Originator License Status Not Approved: Truth in Lending Act (NMLSR Dodd- Frank 2014): Individual Loan Originator not licensed to conduct loan origination activities.
[3] Federal Compliance - TILA NMLSR - Originator Company License Status Not Approved: Truth in Lending Act (NMLSR Dodd- Frank 2014): Loan Originator Organization not licensed to conduct loan origination activities.
[3] Federal Compliance - TILA NMLSR - Individual Originator NMLS information on documents does not match NMLS website: Truth in Lending Act (NMLSR Dodd- Frank 2014): Individual Loan Originator NMLSR information on loan documents does not match NMLSR.
[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $89,139.33 is underdisclosed from calculated Finance Charge of $89,779.96 in the amount of $640.63.
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX014)
[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.
[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.	Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Copy of appraisal is required to be delivered to borrower within 3 business days prior to closing.	Federal Compliance - TILA NMLSR - Originator Company NMLS information on documents does not match NMLS website: Assignee Liability: Civil actions that may be brought against a creditor may be maintained against any assignee only if the violation is apparent on the face of the disclosure or other documents assigned, except where the assignment was voluntary. This civil liability may include $4,000, in the case of an individual transaction, or the lesser of $500,000 or 1% of the creditor's net worth in the case of a class action (effectiveXX/XX/XXXXthis amount increases to the lesser of $1,000,000 or 1%), as well as actual damages, court costs, and attorneys' fees. For an anti-steering violation, the creditor may also be liable in an amount equal to the sum of all finance charges and fees paid by the consumer, unless the creditor demonstrates the failure to comply is not material. Notwithstanding any other provision of law, when a creditor, assignee, or other holder or anyone acting on behalf of the creditor, assignee, or holder, initiates a judicial or nonjudicial foreclosure of the residential mortgage loan, or any other action to collect the debt in connection with such loan, a consumer may assert a violation as a matter of defense by recoupment or set off without regard for the time limit on a private action for damages.
EffectiveXX/XX/XXXX in addition to the aforementioned, the individual Loan Originator could be liable for statutory damages. The maximum liability is the greater of actual damages or 3 times the loan originator's compensation or gain, plus the cost to the consumer of the action. The Dodd-Frank Act extended the statute of limitations on TILA violations to 3 years from the date of the violation.

Federal Compliance - TILA NMLSR - Individual Originator NMLS information on documents does not match NMLS website: Assignee Liability:  Civil actions that may be brought against a creditor may be maintained against any assignee only if the violation is apparent on the face of the disclosure or other documents assigned, except where the assignment was voluntary.  This civil liability may include $4,000, in the case of an individual transaction, or the lesser of $500,000 or 1% of the creditor's net worth in the case of a class action (effectiveXX/XX/XXXXthis amount increases to the lesser of $1,000,000 or 1%), as well as actual damages, court costs, and attorneys' fees.  For an anti-steering violation, the creditor may also be liable in an amount equal to the sum of all finance charges and fees paid by the consumer, unless the creditor demonstrates the failure to comply is not material.  Notwithstanding any other provision of law, when a creditor, assignee, or other holder or anyone acting on behalf of the creditor, assignee, or holder, initiates a judicial or nonjudicial foreclosure of the residential mortgage loan, or any other action to collect the debt in connection with such loan, a consumer may assert a violation as a matter of defense by recoupment or set off without regard for the time limit on a private action for damages.
EffectiveXX/XX/XXXX in addition to the aforementioned, the individual Loan Originator could be liable for statutory damages. The maximum liability is the greater of actual damages or 3 times the loan originator's compensation or gain, plus the cost to the consumer of the action. The Dodd-Frank Act extended the statute of limitations on TILA violations to 3 years from the date of the violation.

Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																								Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	CMLTI 2025-RP3_11862	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Investment	Refinance Cash-out - Other	N/A	3	3	[3] General - Missing Document: Econsent not provided	1	2	[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX014)
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
																					[2] Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Missing: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide "Right to Receive a Copy" appraisal disclosure to consumer.	Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Appraisal report dated XX/XX/XXXX missing evidence of receipt. Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Missing: Missing Right to Receive a Copy of appraisal disclosure to consumer.		Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability. Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Missing: There is generally no Assignee Liability.			-	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_11863	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	3	1	1	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $33,527.33 is underdisclosed from calculated Finance Charge of $33,906.23 in the amount of $378.90.
[2] State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided Timely): Michigan Consumer Mortgage Protection Act: Borrower Bill of Rights disclosure not provided to borrower at the time of application.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

																								State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided Timely): Assignee liability is unclear. Purchasers and assignees would not appear to be liable for violations of the Act, except to the extent involved I violations arising from servicing or collecting.			TILA SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	CMLTI 2025-RP3_11866	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Safe Harbor QM	3	3	[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX Disaster Name: XXXXXXXXXXXXXXX Disaster Declaration Date: XX/XX/XXXX [3] Income Documentation - Income Docs Missing:: Borrower: XXXXXXXXXXXXXX4506-T XXXX, 4506-T XXXX [3] Income Documentation - Income documentation requirements not met.	Missing Borrower 4506-T	1	3	[3] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.
[3] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Safe Harbor QM.
[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $182,638.50 is underdisclosed from calculated Finance Charge of $184,035.95 in the amount of $1,397.45.
[3] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not sent within three (3) business days of the creditor application date.
[3] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Maximum In First 5 Years Change Date Inaccurate (ARM loan): Truth in Lending Act (MDIA 2011):  The "Maximum First Five Years" date on the Final TIL does not match the date on which the first regular periodic payment will be due and the earliest date on which that rate may apply.
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX014)	Federal Compliance - ARM Disclosure Timing Test: ARM loan program disclosure not provided to the borrower within three (3) days of application.
Federal Compliance - Check Loan Designation Match - QM: The file is missing the required income verification, causing the loan to waterfall through the QM Testing, resulting in a Loan Designation discrepancy.
Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Maximum In First 5 Years Change Date Inaccurate (ARM loan): The Final TIL shows 7 years and not 5 years.
Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Borrower did not receive a copy of the appraisal three business days prior to consummation.	Federal Compliance - ARM Disclosure Timing Test: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - Check Loan Designation Match - QM: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Maximum In First 5 Years Change Date Inaccurate (ARM loan): TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TILA ATR/QM	C	C	C	C	C	B	C	B	C	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_11867	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	3	1	1	3	[3] Federal Compliance - Final TIL APR Under/Over Disclosed By Greater Than 0.125%: Truth In Lending Act: Final TIL APR of XXXX% is underdisclosed from calculated APR of XXXX% outside of 0.125% tolerance.
[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $11,496.37 is underdisclosed from calculated Finance Charge of $11,918.62 in the amount of $422.25.
[3] Federal Compliance - TIL-MDIA 3-day Waiting Period - Corrected TIL for APR Inaccuracy Received Less than 3 Business Days from Consummation: Truth in Lending Act (Early TIL Disclosure):  Corrected TIL for APR inaccuracy was not received by the borrower at least three (3) business days prior to closing.
[2] State Compliance - Maryland Mortgage Lending Regulations (Disclosure of Taxes and Insurance Not Compliant): Maryland Mortgage Lending Regulations: Borrower did not receive disclosure on responsibility for payment of taxes and insurance that contained required language.
[2] State Compliance - Maryland Mortgage Lending Regulations (Tangible Net Benefit Worksheet Not Provided): Maryland Mortgage Lending Regulations: Net Tangible Benefit Worksheet not provided to borrower.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 1203) Without Cure: RESPA (2010): 0% tolerance violation for 1203 fee without evidence of sufficient cure provided.
[2] Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.	Federal Compliance - Final TIL APR Under/Over Disclosed By Greater Than 0.125%: TILA APR - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TIL-MDIA 3-day Waiting Period - Corrected TIL for APR Inaccuracy Received Less than 3 Business Days from Consummation: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.

State Compliance - Maryland Mortgage Lending Regulations (Disclosure of Taxes and Insurance Not Compliant): Assignee liability is unclear.

State Compliance - Maryland Mortgage Lending Regulations (Tangible Net Benefit Worksheet Not Provided): Assignee liability is unclear.

Federal Compliance - RESPA (2010) - 0% Tolerance (Line 1203) Without Cure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																								Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	CMLTI 2025-RP3_11868	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX Disaster Name: XXXXXXXXXXXXXX Disaster Declaration Date: XX/XX/XXXX	1	3	[3] Federal Compliance - 2011 TIL-MDIA - Introductory Escrow Payment Inaccurate: Truth in Lending Act (MDIA 2011): The amount of taxes and insurance, including any mortgage insurance, on the Final TIL does not match the amount of taxes and insurance, including any mortgage insurance, for the loan.
[3] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Introductory Total Payment (PITI) Inaccurate: Truth in Lending Act (MDIA 2011):  Total payment amount (PITI) on the Final TIL does not match the total payment amount for the loan.
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX014)
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA Disclosure - HUD Settlement Cost Booklet Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: HUD Settlement Cost Booklet not provided to applicant within three (3) business days of application.	Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Borrower was not provided a copy of the Appraisal three business days prior to consummation.
Federal Compliance - RESPA Disclosure - HUD Settlement Cost Booklet Not Provided Within 3 Business Days of Application: HUD Settlement Cost Booklet not provided to applicant within three (3) business days of application.	Federal Compliance - 2011 TIL-MDIA - Introductory Escrow Payment Inaccurate: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Introductory Total Payment (PITI) Inaccurate: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																								Federal Compliance - RESPA Disclosure - HUD Settlement Cost Booklet Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_11869	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	Temporary SHQM (GSE/Agency Eligible)	2	1	1	2	[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX014)
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
																					[2] Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.	Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Verification appraisal was delivered to borrower was not provided. Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.		Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	CMLTI 2025-RP3_11875	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Limited Cash-out GSE	Temporary SHQM (GSE/Agency Eligible)	3	1	1	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $63,297.88 is underdisclosed from calculated Finance Charge of $64,076.78 in the amount of $778.90.
[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 1203) Without Cure: RESPA (2010): 0% tolerance violation for 1203 fee without evidence of sufficient cure provided.
[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 803) Without Cure: RESPA (2010): 0% tolerance violation for 803 fee without evidence of sufficient cure provided.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA: Initial GFE not provided to Borrower(s) within three (3) business days of Application Date.
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA (2010) - 0% Tolerance (Line 1203) Without Cure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) - 0% Tolerance (Line 803) Without Cure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																								Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	CMLTI 2025-RP3_11876	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	3	1	1	3	[3] Federal Compliance - TILA NMLSR - Originator Company License Status Not Approved: Truth in Lending Act (NMLSR Dodd- Frank 2014): Loan Originator Organization not licensed to conduct loan origination activities.
[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
[2] Federal Compliance - RESPA (2010) -  Initial Payment on Final HUD-1 Inaccurate: RESPA (2010): Initial payment on Final HUD-1 does not match actual payment on loan.
[2] Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Missing: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide "Right to Receive a Copy" appraisal disclosure to consumer.	Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Missing: Creditor did not provide Right to Receive a Copy appraisal disclosure to consumer.	Federal Compliance - RESPA (2010) - Initial Payment on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Initial Payment on Final HUD-1 Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																								Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Missing: There is generally no Assignee Liability.			TILA SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	CMLTI 2025-RP3_11877	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Safe Harbor QM	3	3	[3] AUS Discrepancy / Guidelines Discrepancy - AUS/Guideline Findings: All conditions were not met [3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	Mortgage Insurance is required but missing in file.	1	3	[3] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Safe Harbor QM.
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX014)
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA: Initial GFE not provided to Borrower(s) within three (3) business days of Application Date.
[2] State Compliance - Washington Residential Mortgage Loan (Disclosure of Material Terms Not Provided Timely): Washington HB 2770: Mortgage loan file does not contain a disclosure summary of all material terms provided to borrower within three (3) business days of receipt of the loan application.	Federal Compliance - Check Loan Designation Match - QM: The loan is missing the mortgage insurance certificate, causing the loan to waterfall through the QM Testing, resulting in a Loan Designation discrepancy.
Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Verification appraisal was delivered to borrower was not provided.
State Compliance - Washington Residential Mortgage Loan (Disclosure of Material Terms Not Provided Timely): Mortgage loan file does not contain a disclosure summary of all material terms provided to borrower within three business days of receipt of the loan application.	Federal Compliance - Check Loan Designation Match - QM: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																								State Compliance - Washington Residential Mortgage Loan (Disclosure of Material Terms Not Provided Timely): The Act does not appear to provide for assignee liability.			TILA ATR/QM	C	C	C	C	C	B	C	B	C	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_11879	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX Disaster Name: XXXXXXXXXXXXXXX Disaster Declaration Date: XX/XX/XXXX	1	3	[3] Federal Compliance - TILA NMLSR - Individual Originator License Status Not Approved: Truth in Lending Act (NMLSR Dodd- Frank 2014): Individual Loan Originator not in approved license status to conduct loan origination activities.
[3] Federal Compliance - Federal Loan Originator Compensation - Individual LO Not NMLS Licensed at Time of Application: Truth in Lending Act (NMLSR Dodd- Frank 2014): Individual Loan Originator not NMLS licensed or registered at time of application.
[2] Federal Compliance - RESPA (2010) - 10% Tolerance Without Cure: RESPA (2010): 10% tolerance violation without  evidence of sufficient cure provided.
[2] Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.	Federal Compliance - Federal Loan Originator Compensation - Individual LO Not NMLS Licensed at Time of Application: "Assignee Liability: Civil actions that may be brought against a creditor may be maintained against any assignee only if the violation is apparent on the face of the disclosure or other documents assigned, except where the assignment was involuntary. This civil liability may include $4,000, in the case of an individual transaction, or the lesser of $500,000 or 1% of the creditor's net worth in the case of a class action (effectiveXX/XX/XXXXthis amount increases to the lesser of $1,000,000 or 1%), as well as actual damages, court costs, and attorneys' fees. For an anti-steering violation, the creditor may also be liable in an amount equal to the sum of all finance charges and fees paid by the consumer, unless the creditor demonstrates the failure to comply is not material. Notwithstanding any other provision of law, when a creditor, assignee, or other holder or anyone acting on behalf of the creditor, assignee, or holder, initiates a judicial or nonjudicial foreclosure of the residential mortgage loan, or any other action to collect the debt in connection with such loan, a consumer may assert a violation as a matter of defense by recoupment or set off without regard for the time limit on a private action for damages.
EffectiveXX/XX/XXXX in addition to the aforementioned, the individual Loan Originator could be liable for statutory damages. The maximum liability is the greater of actual damages or 3 times the loan originator's compensation or gain, plus the cost to the consumer of the action. The Dodd-Frank Act extended the statute of limitations on TILA violations to 3 years from the date of the violation."

Federal Compliance - RESPA (2010) - 10% Tolerance Without Cure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																								Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_11882	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	2	1				1				2	[2] Federal Compliance - RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (2010) - Borrower did not receive a list of service providers at the time the Good Faith Estimate was provided.			Federal Compliance - RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	CMLTI 2025-RP3_11886	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	2	1	1	2	[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX014)
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Client:383XX/XX/XXXX014)
[2] Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.	Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Missing evidence borrower received a copy of the appraisal at least three business days prior to closing.
Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Missing evidence borrower received a copy of the appraisal at least three business days prior to closing.
																						Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure is datedXX/XX/XXXX which is not within three business days of the application date ofXX/XX/XXXX.		Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	CMLTI 2025-RP3_11893	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	3	1	1	3	[3] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not sent within three (3) business days of the creditor application date.
[3] Federal Compliance - TIL-MDIA 7-day Waiting Period - Initial TIL Less than 7 days from Consummation: Truth in Lending Act (Early TIL Disclosure):  Initial TIL was not delivered to the borrower at least seven (7) business days prior to note date.
[3] Federal Compliance - 2011 TIL-MDIA - Introductory Escrow Payment Inaccurate: Truth in Lending Act (MDIA 2011):  The amount of taxes and insurance, including any mortgage insurance, on the Final TIL does not match the amount of taxes and insurance, including any mortgage insurance, for the loan.
[3] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Introductory Total Payment (PITI) Inaccurate: Truth in Lending Act (MDIA 2011): Total payment amount (PITI) on the Final TIL does not match the total payment amount for the loan.	Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TIL-MDIA 7-day Waiting Period - Initial TIL Less than 7 days from Consummation: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - 2011 TIL-MDIA - Introductory Escrow Payment Inaccurate: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Introductory Total Payment (PITI) Inaccurate: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	CMLTI 2025-RP3_11895	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Investment	Refinance Rate/Term	N/A	3	3	[3] Asset Documentation - Asset documentation requirements not met.
[3] AUS Discrepancy / Guidelines Discrepancy - AUS/Guideline Findings: All conditions were not met
[3] Income Documentation - Income Docs Missing:: Borrower: XXXXXXXXXXXXX Borrower: XXXXXXXXXXXXXVVOE - Employment Only
VVOE - Employment Only
[3] Income Documentation - Income documentation requirements not met.
[3] General - Missing Document: Account Statements - Personal not provided
[3] Application / Processing - Missing Document: AUS not provided
[3] Income Documentation - Verification(s) of employment is not within 10 business days of the Note.: Borrower: XXXXXXXXXXXXX// Employment Type: Employment / Income Type: Wages / Start Date: XX/XX/XXXX
[3] Income Documentation - Verification(s) of employment is not within 10 business days of the Note.: Borrower: XXXXXXXXXXXXX// Employment Type: Employment / Income Type: Wages / Start Date: XX/XX/XXXX
													[2] AUS Discrepancy / Guidelines Discrepancy - AUS Findings: Qualifying asset balance discrepancy.: Calculated qualifying asset balance of is less than AUS qualifying asset balance of $XXXX.	The file is missing all asset documentation. The AUS approval is missing from the loan file. The loan is missing VVOE completed within 10 business days of the Note, for the current employment. The file is missing all asset documentation. The file is missing all asset documentation.		1				2	[2] Application / Processing - Missing Document: Missing Lender's Initial 1003 [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. [2] Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Missing: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide "Right to Receive a Copy" appraisal disclosure to consumer.	Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Missing: Creditor did not provide Right to Receive a Copy appraisal disclosure to consumer.		Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Missing: There is generally no Assignee Liability.			-	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_11897	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	3	1	1	3	[3] Federal Compliance - TILA NMLSR - Originator Company NMLS information on documents does not match NMLS website: Truth in Lending Act (NMLSR Dodd- Frank 2014): Loan Originator Organization NMLS information on loan documents does not match NMLS.
[3] Federal Compliance - TILA NMLSR - Individual Originator License Status Not Approved: Truth in Lending Act (NMLSR Dodd- Frank 2014): Individual Loan Originator not licensed to conduct loan origination activities.
[3] Federal Compliance - TILA NMLSR - Originator Company License Status Not Approved: Truth in Lending Act (NMLSR Dodd- Frank 2014): Loan Originator Organization not licensed to conduct loan origination activities.
[3] Federal Compliance - TILA NMLSR - Individual Originator NMLS information on documents does not match NMLS website: Truth in Lending Act (NMLSR Dodd- Frank 2014): Individual Loan Originator NMLSR information on loan documents does not match NMLSR.
[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $50,299.35 is underdisclosed from calculated Finance Charge of $50,708.25 in the amount of $408.90.	Federal Compliance - TILA NMLSR - Originator Company NMLS information on documents does not match NMLS website: Assignee Liability: Civil actions that may be brought against a creditor may be maintained against any assignee only if the violation is apparent on the face of the disclosure or other documents assigned, except where the assignment was voluntary. This civil liability may include $4,000, in the case of an individual transaction, or the lesser of $500,000 or 1% of the creditor's net worth in the case of a class action (effectiveXX/XX/XXXXthis amount increases to the lesser of $1,000,000 or 1%), as well as actual damages, court costs, and attorneys' fees. For an anti-steering violation, the creditor may also be liable in an amount equal to the sum of all finance charges and fees paid by the consumer, unless the creditor demonstrates the failure to comply is not material. Notwithstanding any other provision of law, when a creditor, assignee, or other holder or anyone acting on behalf of the creditor, assignee, or holder, initiates a judicial or nonjudicial foreclosure of the residential mortgage loan, or any other action to collect the debt in connection with such loan, a consumer may assert a violation as a matter of defense by recoupment or set off without regard for the time limit on a private action for damages.
EffectiveXX/XX/XXXX in addition to the aforementioned, the individual Loan Originator could be liable for statutory damages. The maximum liability is the greater of actual damages or 3 times the loan originator's compensation or gain, plus the cost to the consumer of the action. The Dodd-Frank Act extended the statute of limitations on TILA violations to 3 years from the date of the violation.

Federal Compliance - TILA NMLSR - Individual Originator NMLS information on documents does not match NMLS website: Assignee Liability:  Civil actions that may be brought against a creditor may be maintained against any assignee only if the violation is apparent on the face of the disclosure or other documents assigned, except where the assignment was voluntary.  This civil liability may include $4,000, in the case of an individual transaction, or the lesser of $500,000 or 1% of the creditor's net worth in the case of a class action (effectiveXX/XX/XXXXthis amount increases to the lesser of $1,000,000 or 1%), as well as actual damages, court costs, and attorneys' fees.  For an anti-steering violation, the creditor may also be liable in an amount equal to the sum of all finance charges and fees paid by the consumer, unless the creditor demonstrates the failure to comply is not material.  Notwithstanding any other provision of law, when a creditor, assignee, or other holder or anyone acting on behalf of the creditor, assignee, or holder, initiates a judicial or nonjudicial foreclosure of the residential mortgage loan, or any other action to collect the debt in connection with such loan, a consumer may assert a violation as a matter of defense by recoupment or set off without regard for the time limit on a private action for damages.
EffectiveXX/XX/XXXX in addition to the aforementioned, the individual Loan Originator could be liable for statutory damages. The maximum liability is the greater of actual damages or 3 times the loan originator's compensation or gain, plus the cost to the consumer of the action. The Dodd-Frank Act extended the statute of limitations on TILA violations to 3 years from the date of the violation.

																								Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	CMLTI 2025-RP3_11899	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	2	1	1	2	[2] Federal Compliance - Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of XX/XX/XXXX used as disbursement date for compliance testing.
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX014)
[2] Miscellaneous Compliance - (Doc Error) GFE Error: There is no evidence that the interest rate was locked prior to closing
[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
																					[2] Federal Compliance - RESPA Disclosure - HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.	Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Creditor did not provide a copy of each valuation to applicant three business days prior to consummation		Federal Compliance - RESPA (2010) - Initial Payment on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. Federal Compliance - RESPA Disclosure - HUD Settlement Cost Booklet Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	CMLTI 2025-RP3_11906	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	3	1	1	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $225,460.77 is underdisclosed from calculated Finance Charge of $226,766.64 in the amount of $1,305.87.
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX014)
[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 1203) Without Cure: RESPA (2010): 0% tolerance violation for 1203 fee without evidence of sufficient cure provided.
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule (Dodd-Frank 2014): List of Homeownership Counseling Organizations not provided to applicant within three (3) business days of application.
[2] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.
[2] Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide "Right to Receive a Copy" appraisal disclosure to applicant within three (3) business days of application or determination of first lien status.	Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Appraisal delivery receipt is not provided.
Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: List of Homeownership Counseling Organizations not provided to applicant within three (3) business days of application.
Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.
Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: Right to Receive a Copy of appraisal is not provided.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA (2010) - 0% Tolerance (Line 1203) Without Cure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																								Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: There is generally no Assignee Liability.			TILA SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	CMLTI 2025-RP3_11927	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX Disaster Name: XXXXXXXXXXXXXX Disaster Declaration Date: XX/XX/XXXX	1	2	[2] State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided Timely): Michigan Consumer Mortgage Protection Act: Borrower Bill of Rights disclosure not provided to borrower at the time of application.
[2] State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided Timely: Michigan Consumer Mortgage Protection Act:  Consumer Caution and Home Ownership Counseling Notice not provided to borrower at the time of application.
[2] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List Timing): Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower at the time of application.
[2] Federal Compliance - RESPA (2010) - 10% Tolerance With Cure: RESPA (2010): 10% tolerance violation with evidence of cure provided on Final HUD-1.	State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided Timely): Assignee liability is unclear. Purchasers and assignees would not appear to be liable for violations of the Act, except to the extent involved I violations arising from servicing or collecting.

State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided Timely: Assignee liability is unclear.  Purchasers and assignees would not appear to be liable for violations of the Act, except to the extent involved I violations arising from servicing or collecting.

																								Federal Compliance - RESPA (2010) - 10% Tolerance With Cure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_11928	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	3	1	1	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $208,806.81 is underdisclosed from calculated Finance Charge of $209,013.85 in the amount of $207.04.
[3] Federal Compliance - 2011 TIL-MDIA - Introductory Escrow Payment Inaccurate: Truth in Lending Act (MDIA 2011):  The amount of taxes and insurance, including any mortgage insurance, on the Final TIL does not match the amount of taxes and insurance, including any mortgage insurance, for the loan.
[3] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Introductory Total Payment (PITI) Inaccurate: Truth in Lending Act (MDIA 2011):  Total payment amount (PITI) on the Final TIL does not match the total payment amount for the loan.
[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 802) Without Cure: RESPA (2010): 0% tolerance violation for 802 fee without evidence of sufficient cure provided.
[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 803) Without Cure: RESPA (2010): 0% tolerance violation for 803 fee without evidence of sufficient cure provided.
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - 2011 TIL-MDIA - Introductory Escrow Payment Inaccurate: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Introductory Total Payment (PITI) Inaccurate: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA (2010) - 0% Tolerance (Line 802) Without Cure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) - 0% Tolerance (Line 803) Without Cure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																								Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	CMLTI 2025-RP3_11929	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX Disaster Name: XXXXXXXXXXXXXXX Disaster Declaration Date: XX/XX/XXXX	1	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $390,246.40 is underdisclosed from calculated Finance Charge of $393,118.99 in the amount of $2,872.59.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.
[2] Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.	Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Servicing Disclosure didn't provide to the borrower within 3 days of application.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																								Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_11932	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Insurance Analysis - Insufficient Coverage: Hazard insurance coverage amount is insufficient.	Using the coverage listed on the insurance binder, the coverage shortage is $46,824.00.	1	3	[3] Federal Compliance - Federal Loan Originator Compensation - Individual LO Not NMLS Licensed at Time of Application: Truth in Lending Act (NMLSR Dodd- Frank 2014): Individual Loan Originator not NMLS licensed or registered at time of application.
[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $118,817.85 is underdisclosed from calculated Finance Charge of $119,624.70 in the amount of $806.85.
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 1203) Without Cure: RESPA (2010): 0% tolerance violation for 1203 fee without evidence of sufficient cure provided.
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.	Federal Compliance - Federal Loan Originator Compensation - Individual LO Not NMLS Licensed at Time of Application: "Assignee Liability: Civil actions that may be brought against a creditor may be maintained against any assignee only if the violation is apparent on the face of the disclosure or other documents assigned, except where the assignment was involuntary. This civil liability may include $4,000, in the case of an individual transaction, or the lesser of $500,000 or 1% of the creditor's net worth in the case of a class action (effectiveXX/XX/XXXXthis amount increases to the lesser of $1,000,000 or 1%), as well as actual damages, court costs, and attorneys' fees. For an anti-steering violation, the creditor may also be liable in an amount equal to the sum of all finance charges and fees paid by the consumer, unless the creditor demonstrates the failure to comply is not material. Notwithstanding any other provision of law, when a creditor, assignee, or other holder or anyone acting on behalf of the creditor, assignee, or holder, initiates a judicial or nonjudicial foreclosure of the residential mortgage loan, or any other action to collect the debt in connection with such loan, a consumer may assert a violation as a matter of defense by recoupment or set off without regard for the time limit on a private action for damages.
EffectiveXX/XX/XXXX in addition to the aforementioned, the individual Loan Originator could be liable for statutory damages. The maximum liability is the greater of actual damages or 3 times the loan originator's compensation or gain, plus the cost to the consumer of the action. The Dodd-Frank Act extended the statute of limitations on TILA violations to 3 years from the date of the violation."

Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.

Federal Compliance - RESPA (2010) - 0% Tolerance (Line 1203) Without Cure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																								Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_11933	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Investment	Refinance Rate/Term	N/A	3	3	[3] Income Documentation - Income Docs Missing:: Borrower: XXXXXXXXXXXXXVVOE - Employment Only [3] Income Documentation - Income documentation requirements not met.	The file is missing VVOE, which is a required document to verify the borrower's employment status and income, and it must be obtained for each borrower using employment or self-employment income to qualify.		1				1							-	C	C	C	C	C	A	A	A	A	A	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_11936	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Insufficient Coverage - The Hazard Insurance Policy Effective Date is after closing.: Hazard Insurance Policy Effective Date XX/XX/XXXX, Disbursement Date: XX/XX/XXXX	1	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $467,189.79 is underdisclosed from calculated Finance Charge of $467,385.25 in the amount of $195.46.
[3] Federal Compliance - 2011 TIL-MDIA - Introductory Escrow Payment Inaccurate: Truth in Lending Act (MDIA 2011):  The amount of taxes and insurance, including any mortgage insurance, on the Final TIL does not match the amount of taxes and insurance, including any mortgage insurance, for the loan.
[3] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Introductory Total Payment (PITI) Inaccurate: Truth in Lending Act (MDIA 2011):  Total payment amount (PITI) on the Final TIL does not match the total payment amount for the loan.
[2] Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - 2011 TIL-MDIA - Introductory Escrow Payment Inaccurate: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Introductory Total Payment (PITI) Inaccurate: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_11938	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Second Home	Purchase	Temporary SHQM (GSE/Agency Eligible)	2	1				1				2	[2] Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide "Right to Receive a Copy" appraisal disclosure to applicant within three (3) business days of application or determination of first lien status.	Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: Borrower did not receive the Right to Receive a Copy appraisal disclosure within 3 business days of application.		Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: There is generally no Assignee Liability.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	CMLTI 2025-RP3_11939	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Limited Cash-out GSE	Temporary SHQM (GSE/Agency Eligible)	2	1				1				2	[2] Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.			Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	CMLTI 2025-RP3_11940	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX Disaster Name: XXXXXXXXXXXXX Disaster Declaration Date: XX/XX/XXXX	1	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $35,373.13 is underdisclosed from calculated Finance Charge of $35,725.73 in the amount of $352.60.
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX014)
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Client:383XX/XX/XXXX014)
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.	Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Creditor did not provide a copy of each valuation to applicant three business days prior to consummation.
																						Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Creditor did not provide a copy of each valuation to applicant three business days prior to consummation.		Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_11941	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX Disaster Name: XXXXXXXXXXXXXXX Disaster Declaration Date: XX/XX/XXXX	1	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $65,859.51 is underdisclosed from calculated Finance Charge of $66,113.91 in the amount of $254.40.
[3] Federal Compliance - 2011 TIL-MDIA - Introductory Escrow Payment Inaccurate: Truth in Lending Act (MDIA 2011):  The amount of taxes and insurance, including any mortgage insurance, on the Final TIL does not match the amount of taxes and insurance, including any mortgage insurance, for the loan.
[3] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Introductory Total Payment (PITI) Inaccurate: Truth in Lending Act (MDIA 2011):  Total payment amount (PITI) on the Final TIL does not match the total payment amount for the loan.
[2] Federal Compliance - RESPA (2010) – Written Service Provider List Missing: RESPA (2010): Borrower not provided with list of service providers.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - 2011 TIL-MDIA - Introductory Escrow Payment Inaccurate: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Introductory Total Payment (PITI) Inaccurate: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - RESPA (2010) – Written Service Provider List Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_11944	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Temporary SHQM (GSE/Agency Eligible)	3	1	1	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $160,543.47 is underdisclosed from calculated Finance Charge of $161,538.47 in the amount of $995.00.
[3] Federal Compliance - TIL-MDIA 3-day Waiting Period - Corrected TIL for APR Inaccuracy Received Less than 3 Business Days from Consummation: Truth in Lending Act (Early TIL Disclosure):  Corrected TIL for APR inaccuracy was not received by the borrower at least three (3) business days prior to closing.
[2] Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TIL-MDIA 3-day Waiting Period - Corrected TIL for APR Inaccuracy Received Less than 3 Business Days from Consummation: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	CMLTI 2025-RP3_11945	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX Disaster Name: XXXXX Disaster Declaration Date: XX/XX/XXXX	1	3	[3] Federal Compliance - 2011 TIL-MDIA - Introductory Escrow Payment Inaccurate: Truth in Lending Act (MDIA 2011): The amount of taxes and insurance, including any mortgage insurance, on the Final TIL does not match the amount of taxes and insurance, including any mortgage insurance, for the loan.
[3] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Introductory Total Payment (PITI) Inaccurate: Truth in Lending Act (MDIA 2011):  Total payment amount (PITI) on the Final TIL does not match the total payment amount for the loan.
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX015)
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA Disclosure - HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.	Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Creditor did not provide a copy of each valuation to applicant three business days prior to consummation.	Federal Compliance - 2011 TIL-MDIA - Introductory Escrow Payment Inaccurate: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Introductory Total Payment (PITI) Inaccurate: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																								Federal Compliance - RESPA Disclosure - HUD Settlement Cost Booklet Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_11946	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Investment	Refinance Cash-out - Other	N/A	3	3	[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX Disaster Name: XXXXXXXXXXXXXXX Disaster Declaration Date: XX/XX/XXXX			1				2	[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX014) [2] Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Missing: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide "Right to Receive a Copy" appraisal disclosure to consumer.	Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Verification appraisal was delivered to borrower not provided in file. Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Missing: Creditor did not provide Right to Receive a Copy of Appraisal disclosure to consumer.		Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Missing: There is generally no Assignee Liability.			-	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_11948	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	3	1	1	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $69,662.88 is underdisclosed from calculated Finance Charge of $70,104.75 in the amount of $441.87.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.
[2] Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Missing: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide "Right to Receive a Copy" appraisal disclosure to consumer.	Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Missing: The Right to Receive a Copy of the appraisal disclosure was not provided to the borrower within 3 days of application.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																								Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Missing: There is generally no Assignee Liability.			TILA SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	CMLTI 2025-RP3_11949	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	3	2	[2] Asset Calculation / Analysis - Available for Closing is insufficient to cover Cash From Borrower.: Documented qualifying Assets for Closing of $XXXX is less than Cash From Borrower $XXXX.	The AUS required $XXXX to be verified. However, the two most recent months bank statements are missing, as required by the AUS approval.	1	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $161,911.38 is underdisclosed from calculated Finance Charge of $163,945.19 in the amount of $2,033.81.
[3] Federal Compliance - 2011 TIL-MDIA - Introductory Escrow Payment Inaccurate: Truth in Lending Act (MDIA 2011):  The amount of taxes and insurance, including any mortgage insurance, on the Final TIL does not match the amount of taxes and insurance, including any mortgage insurance, for the loan.
[3] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Introductory Total Payment (PITI) Inaccurate: Truth in Lending Act (MDIA 2011):  Total payment amount (PITI) on the Final TIL does not match the total payment amount for the loan.
[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 802) Without Cure: RESPA (2010): 0% tolerance violation for 802 fee without evidence of sufficient cure provided.
[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 803) Without Cure: RESPA (2010): 0% tolerance violation for 803 fee without evidence of sufficient cure provided.
[2] Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - 2011 TIL-MDIA - Introductory Escrow Payment Inaccurate: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Introductory Total Payment (PITI) Inaccurate: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA (2010) - 0% Tolerance (Line 802) Without Cure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) - 0% Tolerance (Line 803) Without Cure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																								Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_11950	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Investment	Purchase	N/A	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	CMLTI 2025-RP3_11953	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Temporary SHQM (GSE/Agency Eligible)	2	1				1				2	[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX015) [2] Federal Compliance - RESPA - Initial Escrow Account statement Inaccurate: RESPA: Initial escrow account statement does not match charges on HUD-1/Final Closing Disclosure.	Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.		Federal Compliance - RESPA - Initial Escrow Account statement Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	CMLTI 2025-RP3_11957	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX Disaster Name: XXXXXXXXX, XXXXXXXXXXXX Disaster Declaration Date: XX/XX/XXXX [3] Insurance Analysis - Insufficient Coverage: Hazard insurance coverage amount is insufficient.	Using the coverage listed on the insurance binder, the coverage shortage is $73,625	1	3	[3] Federal Compliance - TILA NMLSR - Originator Company NMLS information on documents does not match NMLS website: Truth in Lending Act (NMLSR Dodd- Frank 2014): Loan Originator Organization NMLS information on loan documents does not match NMLS.	Federal Compliance - TILA NMLSR - Originator Company NMLS information on documents does not match NMLS website: Assignee Liability: Civil actions that may be brought against a creditor may be maintained against any assignee only if the violation is apparent on the face of the disclosure or other documents assigned, except where the assignment was voluntary. This civil liability may include $4,000, in the case of an individual transaction, or the lesser of $500,000 or 1% of the creditor's net worth in the case of a class action (effectiveXX/XX/XXXXthis amount increases to the lesser of $1,000,000 or 1%), as well as actual damages, court costs, and attorneys' fees. For an anti-steering violation, the creditor may also be liable in an amount equal to the sum of all finance charges and fees paid by the consumer, unless the creditor demonstrates the failure to comply is not material. Notwithstanding any other provision of law, when a creditor, assignee, or other holder or anyone acting on behalf of the creditor, assignee, or holder, initiates a judicial or nonjudicial foreclosure of the residential mortgage loan, or any other action to collect the debt in connection with such loan, a consumer may assert a violation as a matter of defense by recoupment or set off without regard for the time limit on a private action for damages.
																								EffectiveXX/XX/XXXX in addition to the aforementioned, the individual Loan Originator could be liable for statutory damages. The maximum liability is the greater of actual damages or 3 times the loan originator's compensation or gain, plus the cost to the consumer of the action. The Dodd-Frank Act extended the statute of limitations on TILA violations to 3 years from the date of the violation.			TILA SOL Expired	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_11959	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX Disaster Name: XXXXXXXXX, XXXXXXXX, XXXXXXXXXXXX Disaster Declaration Date: XX/XX/XXXX [2] General - Evidence of Taxpayer Consent is Missing, and Taxpayer documentation is present.			1				2	[2] Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. [2] Federal Compliance - RESPA Disclosure - HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.			Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. Federal Compliance - RESPA Disclosure - HUD Settlement Cost Booklet Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_11960	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	3	1	1	3	[3] Federal Compliance - TILA NMLSR - Originator Company NMLS information on documents does not match NMLS website: Truth in Lending Act (NMLSR Dodd- Frank 2014): Loan Originator Organization NMLS information on loan documents does not match NMLS.
[3] Federal Compliance - TILA NMLSR - Originator Company License Status Not Approved: Truth in Lending Act (NMLSR Dodd- Frank 2014): Loan Originator Organization not licensed to conduct loan origination activities.	Federal Compliance - TILA NMLSR - Originator Company NMLS information on documents does not match NMLS website: Assignee Liability: Civil actions that may be brought against a creditor may be maintained against any assignee only if the violation is apparent on the face of the disclosure or other documents assigned, except where the assignment was voluntary. This civil liability may include $4,000, in the case of an individual transaction, or the lesser of $500,000 or 1% of the creditor's net worth in the case of a class action (effectiveXX/XX/XXXXthis amount increases to the lesser of $1,000,000 or 1%), as well as actual damages, court costs, and attorneys' fees. For an anti-steering violation, the creditor may also be liable in an amount equal to the sum of all finance charges and fees paid by the consumer, unless the creditor demonstrates the failure to comply is not material. Notwithstanding any other provision of law, when a creditor, assignee, or other holder or anyone acting on behalf of the creditor, assignee, or holder, initiates a judicial or nonjudicial foreclosure of the residential mortgage loan, or any other action to collect the debt in connection with such loan, a consumer may assert a violation as a matter of defense by recoupment or set off without regard for the time limit on a private action for damages.
																								EffectiveXX/XX/XXXX in addition to the aforementioned, the individual Loan Originator could be liable for statutory damages. The maximum liability is the greater of actual damages or 3 times the loan originator's compensation or gain, plus the cost to the consumer of the action. The Dodd-Frank Act extended the statute of limitations on TILA violations to 3 years from the date of the violation.			TILA SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	CMLTI 2025-RP3_11961	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX Disaster Name: XXXXXXXXXXXXXXX Disaster Declaration Date: XX/XX/XXXX [2] Asset Calculation / Analysis - Available for Closing is insufficient to cover Cash From Borrower.: Documented qualifying Assets for Closing of $XXXX is less than Cash From Borrower $XXXX.	The loan file is missing asset documents to verify Appraisal and Tax fee, paid outside of closing.		1				1							-	C	C	C	C	C	A	A	A	A	A	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_11962	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	2	1	1	2	[2] Federal Compliance - ECOA Appraisal - Appraisal Provided Prior to Date Performed: ECOA Valuations Rule (Dodd-Frank 2014): Date valuation provided to applicant is prior to the date when valuation was performed. Unable to determine compliance with appraisal timing requirements. (Type:PrimaXX/XX/XXXX015)
[2] Federal Compliance - RESPA (2010) - 10% Tolerance Without Cure: RESPA (2010): 10% tolerance violation without  evidence of sufficient cure provided.
[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.
[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
[2] Federal Compliance - RESPA Disclosure - HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.	Federal Compliance - ECOA Appraisal - Appraisal Provided Prior to Date Performed: Date valuation provided to applicant is prior to the date when valuation was performed. Unable to determine compliance with appraisal timing requirements.	Federal Compliance - RESPA (2010) - 10% Tolerance Without Cure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																								Federal Compliance - RESPA Disclosure - HUD Settlement Cost Booklet Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	CMLTI 2025-RP3_11963	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX Disaster Name: XXXXXXXXXXXXX Disaster Declaration Date: XX/XX/XXXX [3] Insurance Documentation - Hazard Insurance Error: Subject hazard insurance premium is missing from evidence of insurance. [3] Loan File - Missing Document: Hazard Insurance Policy not provided [3] Application / Processing - Missing Document: Missing Final 1003	1	3	[3] Federal Compliance - NMLS - Missing Evidence of Initial Loan Application Date: Truth in Lending Act (NMLSR Dodd- Frank 2014): Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.
[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $22,919.54 is underdisclosed from calculated Finance Charge of $23,381.79 in the amount of $462.25.
[3] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - RESPA (2010) - 10% Tolerance With Cure: RESPA (2010): 10% tolerance violation with evidence of cure provided on Final HUD-1.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.
[2] Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Missing: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide "Right to Receive a Copy" appraisal disclosure to consumer.	Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Missing: Creditor did not provide Right to Receive a Copy appraisal disclosure to consumer in file.	Federal Compliance - NMLS - Missing Evidence of Initial Loan Application Date: Assignee Liability: Civil actions that may be brought against a creditor may be maintained against any assignee only if the violation is apparent on the face of the disclosure or other documents assigned, except where the assignment was voluntary. This civil liability may include $4,000, in the case of an individual transaction, or the lesser of $500,000 or 1% of the creditor's net worth in the case of a class action (effectiveXX/XX/XXXXthis amount increases to the lesser of $1,000,000 or 1%), as well as actual damages, court costs, and attorneys' fees. For an anti-steering violation, the creditor may also be liable in an amount equal to the sum of all finance charges and fees paid by the consumer, unless the creditor demonstrates the failure to comply is not material. Notwithstanding any other provision of law, when a creditor, assignee, or other holder or anyone acting on behalf of the creditor, assignee, or holder, initiates a judicial or nonjudicial foreclosure of the residential mortgage loan, or any other action to collect the debt in connection with such loan, a consumer may assert a violation as a matter of defense by recoupment or set off without regard for the time limit on a private action for damages.

EffectiveXX/XX/XXXX in addition to the aforementioned, the individual Loan Originator could be liable for statutory damages. The maximum liability is the greater of actual damages or 3 times the loan originator's compensation or gain, plus the cost to the consumer of the action. The Dodd-Frank Act extended the statute of limitations on TILA violations to 3 years from the date of the violation.

Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) - 10% Tolerance With Cure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																								Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Missing: There is generally no Assignee Liability.			TILA SOL Expired	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_11964	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	2	1				1				2	[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 1203) Without Cure: RESPA (2010): 0% tolerance violation for 1203 fee without evidence of sufficient cure provided. [2] Federal Compliance - RESPA Disclosure - HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.			Federal Compliance - RESPA (2010) - 0% Tolerance (Line 1203) Without Cure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. Federal Compliance - RESPA Disclosure - HUD Settlement Cost Booklet Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	CMLTI 2025-RP3_11967	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	3	1	1	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $262,915.07 is underdisclosed from calculated Finance Charge of $266,242.62 in the amount of $3,327.55.
[2] Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:PrimaXX/XX/XXXX015)
[2] Federal Compliance - Notice of Special Flood Hazard Disclosure Not Provided Timely: FDPA Notification Rule: Creditor did not provide a Notice of Special Flood Hazard Disclosure within a reasonable time prior to closing.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (2010) - Borrower did not receive a list of service providers at the time the Good Faith Estimate was provided.
[2] Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.	Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing.
Federal Compliance - Notice of Special Flood Hazard Disclosure Not Provided Timely: Creditor did not provide a Notice of Special Flood Hazard Disclosure within a reasonable time prior to closing.
Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): There is generally no Assignee Liability.

Federal Compliance - Notice of Special Flood Hazard Disclosure Not Provided Timely: Liability for violations cannot be transferred to a subsequent purchaser of a loan.

Federal Compliance - RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																								Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	CMLTI 2025-RP3_11969	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX Disaster Name: XXXXXXXXXXXXXXX Disaster Declaration Date: XX/XX/XXXX [3] Loan File - Missing Document: Hazard Insurance Policy not provided	1	3	[3] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $98,353.49 is underdisclosed from calculated Finance Charge of $98,865.74 in the amount of $512.25.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA (2010) - 10% Tolerance Without Cure: RESPA (2010): 10% tolerance violation without  evidence of sufficient cure provided.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.
[2] Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Missing: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide "Right to Receive a Copy" appraisal disclosure to consumer.	Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Missing: Appraisal receipt was not provided to the borrower with in 3 business days to the note date.	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA (2010) - 10% Tolerance Without Cure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																								Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Missing: There is generally no Assignee Liability.			TILA SOL Expired	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_11974	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Investment	Purchase	N/A	2	1	1	2	[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX015)
																					[2] Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide "Right to Receive a Copy" appraisal disclosure to applicant within three (3) business days of application or determination of first lien status.	Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Verification appraisal was delivered to borrower not provided in file. Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: Right to Receive a Copy of Appraisal is not provided to applicant within 3 business days of application or determination of first lien status.		Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: There is generally no Assignee Liability.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	CMLTI 2025-RP3_11982	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Temporary SHQM (GSE/Agency Eligible)	2	1				1				2	[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. [2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.	Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.		Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	CMLTI 2025-RP3_11984	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Safe Harbor QM	3	3	[3] AUS Discrepancy / Guidelines Discrepancy - AUS/Guideline Findings: All conditions were not met [3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX Disaster Name: XXXXX Disaster Declaration Date: XX/XX/XXXX [3] Application / Processing - Missing Document: AUS not provided	The file is missing the AUS approval dated prior to the disbursement date.	1	3	[3] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Safe Harbor QM.
[3] Federal Compliance - TILA NMLSR - Originator Company NMLS information on documents does not match NMLS website: Truth in Lending Act (NMLSR Dodd- Frank 2014):  Loan Originator Organization NMLS information on loan documents does not match NMLS.
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:SecondaXX/XX/XXXX015)
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.
[2] Federal Compliance - RESPA Disclosure - HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.	Federal Compliance - Check Loan Designation Match - QM: The file is missing an AUS approval dated prior to closing/disbursement, causing the loan to waterfall through the QM Testing, resulting in a Loan Designation discrepancy.
Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	Federal Compliance - Check Loan Designation Match - QM: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

Federal Compliance - TILA NMLSR - Originator Company NMLS information on documents does not match NMLS website: Assignee Liability:  Civil actions that may be brought against a creditor may be maintained against any assignee only if the violation is apparent on the face of the disclosure or other documents assigned, except where the assignment was voluntary.  This civil liability may include $4,000, in the case of an individual transaction, or the lesser of $500,000 or 1% of the creditor's net worth in the case of a class action (effectiveXX/XX/XXXXthis amount increases to the lesser of $1,000,000 or 1%), as well as actual damages, court costs, and attorneys' fees.  For an anti-steering violation, the creditor may also be liable in an amount equal to the sum of all finance charges and fees paid by the consumer, unless the creditor demonstrates the failure to comply is not material.  Notwithstanding any other provision of law, when a creditor, assignee, or other holder or anyone acting on behalf of the creditor, assignee, or holder, initiates a judicial or nonjudicial foreclosure of the residential mortgage loan, or any other action to collect the debt in connection with such loan, a consumer may assert a violation as a matter of defense by recoupment or set off without regard for the time limit on a private action for damages.
EffectiveXX/XX/XXXX in addition to the aforementioned, the individual Loan Originator could be liable for statutory damages. The maximum liability is the greater of actual damages or 3 times the loan originator's compensation or gain, plus the cost to the consumer of the action. The Dodd-Frank Act extended the statute of limitations on TILA violations to 3 years from the date of the violation.

Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																								Federal Compliance - RESPA Disclosure - HUD Settlement Cost Booklet Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA ATR/QM	C	C	C	C	C	B	C	B	C	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_11985	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Investment	Refinance Cash-out - Other	N/A	2	1	1	2	[2] State Compliance - Colorado Consumer Credit Code (First Lien Refinance Notice Not Provided): Colorado Consumer Credit Code: Borrower not provided First Lien Refinance Notice. [2] Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide "Right to Receive a Copy" appraisal disclosure to applicant within three (3) business days of application or determination of first lien status.	Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: Right to Receive a Copy of Appraisal dsiclosure not signed by borrower within 3 days of application date.	State Compliance - Colorado Consumer Credit Code (First Lien Refinance Notice Not Provided): Assignee Liability: For a transaction involving a security interest in land, any action that may be brought against the original creditor may be maintained against any subsequent assignee where the assignee, its subsidiaries, or affiliates were in a continuing business relationship with the original creditor either at the time the credit was extended or at the time of the assignment unless the assignment was involuntary or the assignee shows by a preponderance of evidence that it did not have reasonable grounds to believe that the original creditor was engaged in violations of the code and that it maintained procedures reasonably adapted to apprise it of the existence of the violations.

																								Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: There is generally no Assignee Liability.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	CMLTI 2025-RP3_11986	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Investment	Purchase	N/A	3	1				3	[3] Appraisal Data Integrity - Appraiser's license or certification was not active at the time of the appraisal. [3] Appraisal Data Integrity - Appraiser's license or certification was not active at the time of the appraisal.			1							-	A	A	A	A	A	A	A	A	A	A	C	C	C	C	C	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_11987	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	3	1	1	3	[3] Federal Compliance - Federal Loan Originator Compensation - Individual LO Not NMLS Licensed at Time of Application: Truth in Lending Act (NMLSR Dodd- Frank 2014): Individual Loan Originator not NMLS licensed or registered at time of application.
[3] Federal Compliance - TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s).
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.
[2] Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide "Right to Receive a Copy" appraisal disclosure to applicant within three (3) business days of application or determination of first lien status.	Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Borrower signed document at closing stating that they had received the Servicing Disclosure Statement
Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: Borrower signed document at closing stating that they had received the Right to Receive a Copy of the Appraisal	Federal Compliance - Federal Loan Originator Compensation - Individual LO Not NMLS Licensed at Time of Application: "Assignee Liability: Civil actions that may be brought against a creditor may be maintained against any assignee only if the violation is apparent on the face of the disclosure or other documents assigned, except where the assignment was involuntary. This civil liability may include $4,000, in the case of an individual transaction, or the lesser of $500,000 or 1% of the creditor's net worth in the case of a class action (effectiveXX/XX/XXXXthis amount increases to the lesser of $1,000,000 or 1%), as well as actual damages, court costs, and attorneys' fees. For an anti-steering violation, the creditor may also be liable in an amount equal to the sum of all finance charges and fees paid by the consumer, unless the creditor demonstrates the failure to comply is not material. Notwithstanding any other provision of law, when a creditor, assignee, or other holder or anyone acting on behalf of the creditor, assignee, or holder, initiates a judicial or nonjudicial foreclosure of the residential mortgage loan, or any other action to collect the debt in connection with such loan, a consumer may assert a violation as a matter of defense by recoupment or set off without regard for the time limit on a private action for damages.
EffectiveXX/XX/XXXX in addition to the aforementioned, the individual Loan Originator could be liable for statutory damages. The maximum liability is the greater of actual damages or 3 times the loan originator's compensation or gain, plus the cost to the consumer of the action. The Dodd-Frank Act extended the statute of limitations on TILA violations to 3 years from the date of the violation."

Federal Compliance - TIL-MDIA - Initial TIL Missing: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA -  Initial GFE Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																								Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: There is generally no Assignee Liability.			TILA SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	CMLTI 2025-RP3_11989	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Investment	Purchase	N/A	3	3	[3] AUS Discrepancy / Guidelines Discrepancy - AUS Findings: Interest rate discrepancy.: Note interest rate of X.XX%exceeds AUS interest rate of 4.45000%.			1				2	[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX015)	Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Borrower was not provided a copy of the Appraisal three business days prior to closing.					-	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_11990	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX Disaster Name: XXXXXXXXX Disaster Declaration Date: XX/XX/XXXX	1	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $209,782.28 is underdisclosed from calculated Finance Charge of $212,545.44 in the amount of $2,763.16.
[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.
[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
[2] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.
[2] Federal Compliance - RESPA - Initial Escrow Account statement Inaccurate: RESPA: Initial escrow account statement does not match charges on HUD-1/Final Closing Disclosure.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																								Federal Compliance - RESPA - Initial Escrow Account statement Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_11992	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	3	1	1	3	[3] Federal Compliance - Final TIL APR Under/Over Disclosed By Greater Than 0.125%: Truth In Lending Act: Final TIL APR of XXXX% is underdisclosed from calculated APR of XXXX% outside of 0.125% tolerance.
[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $307,268.35 is underdisclosed from calculated Finance Charge of $313,773.38 in the amount of $6,505.03.
[3] Federal Compliance - 2011 TIL-MDIA - Introductory Escrow Payment Inaccurate: Truth in Lending Act (MDIA 2011):  The amount of taxes and insurance, including any mortgage insurance, on the Final TIL does not match the amount of taxes and insurance, including any mortgage insurance, for the loan.
[3] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Introductory Total Payment (PITI) Inaccurate: Truth in Lending Act (MDIA 2011):  Total payment amount (PITI) on the Final TIL does not match the total payment amount for the loan.
[2] Federal Compliance - RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (2010) - Borrower did not receive a list of service providers at the time the Good Faith Estimate was provided.
[2] Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.	Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.	Federal Compliance - Final TIL APR Under/Over Disclosed By Greater Than 0.125%: TILA APR - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - 2011 TIL-MDIA - Introductory Escrow Payment Inaccurate: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Introductory Total Payment (PITI) Inaccurate: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																								Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	CMLTI 2025-RP3_11994	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX Disaster Name: XXXXXXXXXXXXXXX Disaster Declaration Date: XX/XX/XXXX	1	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $241,153.50 is underdisclosed from calculated Finance Charge of $241,388.50 in the amount of $235.00.
[2] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.
[2] Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide "Right to Receive a Copy" appraisal disclosure to applicant within three (3) business days of application or determination of first lien status.	Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: Creditor did not provide Right to Receive a Copy appraisal disclosure to applicant within three business days of application or determination of first lien status.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																								Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: There is generally no Assignee Liability.			TILA SOL Expired	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_11995	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	2	1				1				2	[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX015) [2] Federal Compliance - RESPA (2010) - Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note. [2] Federal Compliance - RESPA (2010) - Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.	Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Evidence the borrower was provided a copy of appraisal within 3 business days prior to consummation is missing.		Federal Compliance - RESPA (2010) - Loan Amount on Final GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. Federal Compliance - RESPA (2010) - Initial Payment on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	CMLTI 2025-RP3_11996	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	CMLTI 2025-RP3_11999	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	3	1	1	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $393,779.46 is underdisclosed from calculated Finance Charge of $396,169.10 in the amount of $2,389.64.
[3] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 801) Without Cure: RESPA (2010): 0% tolerance violation for 801 fee without evidence of sufficient cure provided.
[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 803) Without Cure: RESPA (2010): 0% tolerance violation for 803 fee without evidence of sufficient cure provided.
[2] Federal Compliance - RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (2010) - Borrower did not receive a list of service providers at the time the Good Faith Estimate was provided.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.
[2] Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide "Right to Receive a Copy" appraisal disclosure to applicant within three (3) business days of application or determination of first lien status.	Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Not a same lender refinance transaction, H-8 form should have been used instead of H-9.
Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: Initial Right to Receive a Copy of appraisal is not provided.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.

Federal Compliance - RESPA (2010) - 0% Tolerance (Line 801) Without Cure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) - 0% Tolerance (Line 803) Without Cure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																								Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: There is generally no Assignee Liability.			TILA SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	CMLTI 2025-RP3_12000	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	3	1	1	3	[3] Federal Compliance - TILA NMLSR - Originator Company License Status Not Approved: Truth in Lending Act (NMLSR Dodd- Frank 2014): Loan Originator Organization not in approved license status to conduct loan origination activities.
[3] Federal Compliance - TILA NMLSR - Individual Originator NMLS information on documents does not match NMLS website: Truth in Lending Act (NMLSR Dodd- Frank 2014): Individual Loan Originator NMLSR information on loan documents does not match NMLSR.
[3] Federal Compliance - TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s).
[2] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.
[2] Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Missing: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide "Right to Receive a Copy" appraisal disclosure to consumer.	Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Missing: Creditor did not provide Right to Receive a Copy appraisal disclosure to consumer.	Federal Compliance - TILA NMLSR - Individual Originator NMLS information on documents does not match NMLS website: Assignee Liability: Civil actions that may be brought against a creditor may be maintained against any assignee only if the violation is apparent on the face of the disclosure or other documents assigned, except where the assignment was voluntary. This civil liability may include $4,000, in the case of an individual transaction, or the lesser of $500,000 or 1% of the creditor's net worth in the case of a class action (effectiveXX/XX/XXXXthis amount increases to the lesser of $1,000,000 or 1%), as well as actual damages, court costs, and attorneys' fees. For an anti-steering violation, the creditor may also be liable in an amount equal to the sum of all finance charges and fees paid by the consumer, unless the creditor demonstrates the failure to comply is not material. Notwithstanding any other provision of law, when a creditor, assignee, or other holder or anyone acting on behalf of the creditor, assignee, or holder, initiates a judicial or nonjudicial foreclosure of the residential mortgage loan, or any other action to collect the debt in connection with such loan, a consumer may assert a violation as a matter of defense by recoupment or set off without regard for the time limit on a private action for damages.
EffectiveXX/XX/XXXX in addition to the aforementioned, the individual Loan Originator could be liable for statutory damages. The maximum liability is the greater of actual damages or 3 times the loan originator's compensation or gain, plus the cost to the consumer of the action. The Dodd-Frank Act extended the statute of limitations on TILA violations to 3 years from the date of the violation.

Federal Compliance - TIL-MDIA - Initial TIL Missing: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA -  Initial GFE Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																								Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Missing: There is generally no Assignee Liability.			TILA SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	CMLTI 2025-RP3_12003	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX Disaster Name: XXXXXXXXX, XXXXXXXXXXXX Disaster Declaration Date: XX/XX/XXXX			1				2	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. [2] Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Missing: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide "Right to Receive a Copy" appraisal disclosure to consumer.	Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Missing: The Right to Receive a Copy of the appraisal disclosure was not provided to the borrower within 3 days of application.		Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Missing: There is generally no Assignee Liability.			-	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_12004	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Temporary SHQM (GSE/Agency Eligible)	2	1				1				2	[2] Federal Compliance - ECOA Appraisal - Appraisal Provided Prior to Date Performed: ECOA Valuations Rule (Dodd-Frank 2014): Date valuation provided to applicant is prior to the date when valuation was performed. Unable to determine compliance with appraisal timing requirements. (Type:PrimaXX/XX/XXXX015)	Federal Compliance - ECOA Appraisal - Appraisal Provided Prior to Date Performed: Appraisal was updated onXX/XX/XXXX and appraisal provided document is datedXX/XX/XXXX.					-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	CMLTI 2025-RP3_12005	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Safe Harbor QM	3	3	[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: XX/XX/XXXX
Disaster End Date: XX/XX/XXXX
Disaster Name: XXXXXXXXX, XXXXXXXXXXXX
Disaster Declaration Date: XX/XX/XXXX
[3] Income Documentation - Income Docs Missing:: Borrower: XXXXXXXXXXXXX W-2 XXXX
[3] Income Documentation - Income documentation requirements not met.
[3] General - Refi Purpose reflects Rate/Term and cash out greater than the lesser of 2% of the loan amount or $XXXX.: Cash to Borrower: $XXXX; Total Cash Out: $XXXX; Refi Purpose: Rate/Term	The file is missing the XXXX W-2 form required by the AUS approval.	1	3	[3] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Safe Harbor QM.
[2] Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:PrimaXX/XX/XXXX015)
[2] Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide "Right to Receive a Copy" appraisal disclosure to applicant within three (3) business days of application or determination of first lien status.	Federal Compliance - Check Loan Designation Match - QM: The file is missing the 2014 W-2 form required by the AUS approval, causing the loan to waterfall through the QM Testing.
Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): Borrower waived right to receive a copy of the appraisal at least three business days prior to closing, and appraisal was not provided at or before closing.
Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: Creditor did not provide Right to Receive a Copy appraisal disclosure to applicant within three business days of application or determination of first lien status.	Federal Compliance - Check Loan Designation Match - QM: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): There is generally no Assignee Liability.

																								Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: There is generally no Assignee Liability.			TILA ATR/QM	C	C	C	C	C	B	C	B	C	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_12006	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Temporary SHQM (GSE/Agency Eligible)	3	1				1				3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $236,526.00 is underdisclosed from calculated Finance Charge of $237,914.50 in the amount of $1,388.50.			Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	CMLTI 2025-RP3_12007	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX Disaster Name: XXXXXXXXXXXXXX XXXXXXXXXXXX Disaster Declaration Date: XX/XX/XXXX			1				1							-	C	C	C	C	C	A	A	A	A	A	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_12008	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	3	1	1	3	[3] Federal Compliance - TILA NMLSR - Individual Originator NMLS information on documents does not match NMLS website: Truth in Lending Act (NMLSR Dodd- Frank 2014): Individual Loan Originator NMLSR information on loan documents does not match NMLSR.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.
[2] Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide "Right to Receive a Copy" appraisal disclosure to applicant within three (3) business days of application or determination of first lien status.	Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: Creditor did not provide Right to Receive a Copy appraisal disclosure to applicant within three (3) business days of application	Federal Compliance - TILA NMLSR - Individual Originator NMLS information on documents does not match NMLS website: Assignee Liability: Civil actions that may be brought against a creditor may be maintained against any assignee only if the violation is apparent on the face of the disclosure or other documents assigned, except where the assignment was voluntary. This civil liability may include $4,000, in the case of an individual transaction, or the lesser of $500,000 or 1% of the creditor's net worth in the case of a class action (effectiveXX/XX/XXXXthis amount increases to the lesser of $1,000,000 or 1%), as well as actual damages, court costs, and attorneys' fees. For an anti-steering violation, the creditor may also be liable in an amount equal to the sum of all finance charges and fees paid by the consumer, unless the creditor demonstrates the failure to comply is not material. Notwithstanding any other provision of law, when a creditor, assignee, or other holder or anyone acting on behalf of the creditor, assignee, or holder, initiates a judicial or nonjudicial foreclosure of the residential mortgage loan, or any other action to collect the debt in connection with such loan, a consumer may assert a violation as a matter of defense by recoupment or set off without regard for the time limit on a private action for damages.
EffectiveXX/XX/XXXX in addition to the aforementioned, the individual Loan Originator could be liable for statutory damages. The maximum liability is the greater of actual damages or 3 times the loan originator's compensation or gain, plus the cost to the consumer of the action. The Dodd-Frank Act extended the statute of limitations on TILA violations to 3 years from the date of the violation.

Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																								Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: There is generally no Assignee Liability.			TILA SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	CMLTI 2025-RP3_12009	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX Disaster Name: XXXXXXXXXXXXXXX Disaster Declaration Date: XX/XX/XXXX	1	3	[3] Federal Compliance - Federal Loan Originator Compensation - Individual LO Not NMLS Licensed at Time of Application: Truth in Lending Act (NMLSR Dodd- Frank 2014): Individual Loan Originator not NMLS licensed or registered at time of application.
[3] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).
[2] Federal Compliance - RESPA (2010) -  Interest Rate on GFE Inaccurate: RESPA (2010): Interest Rate on GFE does not match Note.
[2] Federal Compliance - RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (2010) - Borrower did not receive a list of service providers at the time the Good Faith Estimate was provided.
[2] Federal Compliance - RESPA - Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower.	Federal Compliance - Federal Loan Originator Compensation - Individual LO Not NMLS Licensed at Time of Application: "Assignee Liability: Civil actions that may be brought against a creditor may be maintained against any assignee only if the violation is apparent on the face of the disclosure or other documents assigned, except where the assignment was involuntary. This civil liability may include $4,000, in the case of an individual transaction, or the lesser of $500,000 or 1% of the creditor's net worth in the case of a class action (effectiveXX/XX/XXXXthis amount increases to the lesser of $1,000,000 or 1%), as well as actual damages, court costs, and attorneys' fees. For an anti-steering violation, the creditor may also be liable in an amount equal to the sum of all finance charges and fees paid by the consumer, unless the creditor demonstrates the failure to comply is not material. Notwithstanding any other provision of law, when a creditor, assignee, or other holder or anyone acting on behalf of the creditor, assignee, or holder, initiates a judicial or nonjudicial foreclosure of the residential mortgage loan, or any other action to collect the debt in connection with such loan, a consumer may assert a violation as a matter of defense by recoupment or set off without regard for the time limit on a private action for damages.
EffectiveXX/XX/XXXX in addition to the aforementioned, the individual Loan Originator could be liable for statutory damages. The maximum liability is the greater of actual damages or 3 times the loan originator's compensation or gain, plus the cost to the consumer of the action. The Dodd-Frank Act extended the statute of limitations on TILA violations to 3 years from the date of the violation."

Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - RESPA (2010) -  Interest Rate on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																								Federal Compliance - RESPA - Initial Escrow Account Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_12010	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	3	1	1	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $64,847.35 is underdisclosed from calculated Finance Charge of $65,184.75 in the amount of $337.40.
[2] Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide "Right to Receive a Copy" appraisal disclosure to applicant within three (3) business days of application or determination of first lien status.	Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: Borrower was not provided Right to Receive a Copy appraisal disclosure within 3 business days of loan application.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: There is generally no Assignee Liability.			TILA SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	CMLTI 2025-RP3_12013	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	2	1	1	2	[2] Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA: Initial GFE not provided to Borrower(s) within three (3) business days of Application Date.
[2] Federal Compliance - RESPA (2010) -  Existence of Escrow Account on Final GFE Inaccurate: RESPA (2010): Existence of escrow account disclosed on Final GFE does not match actual terms.
[2] Federal Compliance - RESPA (2010) -  Existence of Escrow Account on Final HUD-1 Inaccurate: RESPA (2010): Existence of escrow account disclosed on Final HUD-1 does not match actual terms.
[2] Federal Compliance - RESPA (2010) -  Initial Payment on Final HUD-1 Inaccurate: RESPA (2010): Initial payment on Final HUD-1 does not match actual payment on loan.
[2] Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide "Right to Receive a Copy" appraisal disclosure to applicant within three (3) business days of application or determination of first lien status.	Federal Compliance - RESPA (2010) - Existence of Escrow Account on Final GFE Inaccurate: Existence of escrow account disclosed on Final GFE does not match actual terms. Federal Compliance - RESPA (2010) - Existence of Escrow Account on Final HUD-1 Inaccurate: Existence of escrow account disclosed on Final HUD-1 does not match actual terms. Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: Creditor did not provide Right to Receive a Copy appraisal disclosure to applicant within three (3) business days of application.	Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Existence of Escrow Account on Final GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Existence of Escrow Account on Final HUD-1 Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Initial Payment on Final HUD-1 Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																								Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: There is generally no Assignee Liability.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	CMLTI 2025-RP3_12015	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	3	1	1	3	[3] Federal Compliance - TILA NMLSR - Individual Originator NMLS information on documents does not match NMLS website: Truth in Lending Act (NMLSR Dodd- Frank 2014): Individual Loan Originator NMLSR information on loan documents does not match NMLSR.
[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $301,149.48 is underdisclosed from calculated Finance Charge of $306,415.32 in the amount of $5,265.84.
[3] Federal Compliance - TIL-MDIA 3-day Waiting Period - Corrected TIL for APR Inaccuracy Received Less than 3 Business Days from Consummation: Truth in Lending Act (Early TIL Disclosure):  Corrected TIL for APR inaccuracy was not received by the borrower at least three (3) business days prior to closing.
[3] Federal Compliance - 2011 TIL-MDIA - Introductory Escrow Payment Inaccurate: Truth in Lending Act (MDIA 2011):  The amount of taxes and insurance, including any mortgage insurance, on the Final TIL does not match the amount of taxes and insurance, including any mortgage insurance, for the loan.
[3] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Introductory Total Payment (PITI) Inaccurate: Truth in Lending Act (MDIA 2011):  Total payment amount (PITI) on the Final TIL does not match the total payment amount for the loan.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.
[2] Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.	Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.	Federal Compliance - TILA NMLSR - Individual Originator NMLS information on documents does not match NMLS website: Assignee Liability: Civil actions that may be brought against a creditor may be maintained against any assignee only if the violation is apparent on the face of the disclosure or other documents assigned, except where the assignment was voluntary. This civil liability may include $4,000, in the case of an individual transaction, or the lesser of $500,000 or 1% of the creditor's net worth in the case of a class action (effectiveXX/XX/XXXXthis amount increases to the lesser of $1,000,000 or 1%), as well as actual damages, court costs, and attorneys' fees. For an anti-steering violation, the creditor may also be liable in an amount equal to the sum of all finance charges and fees paid by the consumer, unless the creditor demonstrates the failure to comply is not material. Notwithstanding any other provision of law, when a creditor, assignee, or other holder or anyone acting on behalf of the creditor, assignee, or holder, initiates a judicial or nonjudicial foreclosure of the residential mortgage loan, or any other action to collect the debt in connection with such loan, a consumer may assert a violation as a matter of defense by recoupment or set off without regard for the time limit on a private action for damages.
EffectiveXX/XX/XXXX in addition to the aforementioned, the individual Loan Originator could be liable for statutory damages. The maximum liability is the greater of actual damages or 3 times the loan originator's compensation or gain, plus the cost to the consumer of the action. The Dodd-Frank Act extended the statute of limitations on TILA violations to 3 years from the date of the violation.

Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TIL-MDIA 3-day Waiting Period - Corrected TIL for APR Inaccuracy Received Less than 3 Business Days from Consummation: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - 2011 TIL-MDIA - Introductory Escrow Payment Inaccurate: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Introductory Total Payment (PITI) Inaccurate: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																								Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	CMLTI 2025-RP3_12016	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Mortgage / Program Eligibility - Missing Document: Note - Subordinate Lien not provided	1	3	[3] Federal Compliance - TILA NMLSR - Individual Originator License Status Not Approved: Truth in Lending Act (NMLSR Dodd- Frank 2014): Individual Loan Originator not in approved license status to conduct loan origination activities.
[3] Federal Compliance - TILA NMLSR - Originator Company License Status Not Approved: Truth in Lending Act (NMLSR Dodd- Frank 2014): Loan Originator Organization not in approved license status to conduct loan origination activities.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA - Initial GFE Not Provided Within 3 Business Days of Application: RESPA: Initial GFE not provided to Borrower(s) within three (3) business days of Application Date.	Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																								Federal Compliance - RESPA - Initial GFE Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_12018	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Limited Cash-out GSE	Temporary SHQM (GSE/Agency Eligible)	3	1	1	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $88,414.26 is underdisclosed from calculated Finance Charge of $88,629.07 in the amount of $214.81.
[3] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used.
[2] State Compliance - Massachusetts Late Charge Percent Testing: Massachusetts Late Charge: Note late charge percent of XXXX% exceeds the state maximum of 3%.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 1203) With Cure: RESPA (2010): 0% tolerance violation for 1203 fee with evidence of cure provided on Final HUD-1	Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: The Notice of Right to Cancel was executed on Form H-9. The original creditor is not the same, Form H-8 should have been used.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.

Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																								Federal Compliance - RESPA (2010) - 0% Tolerance (Line 1203) With Cure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	CMLTI 2025-RP3_12020	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	3	1	1	3	[3] Federal Compliance - Final TIL APR Under/Over Disclosed By Greater Than 0.125%: Truth In Lending Act: Final TIL APR of XXXX% is underdisclosed from calculated APR of XXXX% outside of 0.125% tolerance.
[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $71,720.95 is underdisclosed from calculated Finance Charge of $73,348.36 in the amount of $1,627.41.
[3] Federal Compliance - TIL-MDIA 3-day Waiting Period - Corrected TIL for APR Inaccuracy Received Less than 3 Business Days from Consummation: Truth in Lending Act (Early TIL Disclosure):  Corrected TIL for APR inaccuracy was not received by the borrower at least three (3) business days prior to closing.
[3] Federal Compliance - 2011 TIL-MDIA - Introductory Escrow Payment Inaccurate: Truth in Lending Act (MDIA 2011):  The amount of taxes and insurance, including any mortgage insurance, on the Final TIL does not match the amount of taxes and insurance, including any mortgage insurance, for the loan.
[3] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Introductory Total Payment (PITI) Inaccurate: Truth in Lending Act (MDIA 2011):  Total payment amount (PITI) on the Final TIL does not match the total payment amount for the loan.
[2] Federal Compliance - Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of XX/XX/XXXX used as disbursement date for compliance testing.
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX015)
[2] Federal Compliance - RESPA (2010) -  Initial Payment on Final HUD-1 Inaccurate: RESPA (2010): Initial payment on Final HUD-1 does not match actual payment on loan.
[2] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.
[2] Federal Compliance - RESPA - Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower.	Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	Federal Compliance - Final TIL APR Under/Over Disclosed By Greater Than 0.125%: TILA APR - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TIL-MDIA 3-day Waiting Period - Corrected TIL for APR Inaccuracy Received Less than 3 Business Days from Consummation: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - 2011 TIL-MDIA - Introductory Escrow Payment Inaccurate: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Introductory Total Payment (PITI) Inaccurate: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA (2010) -  Initial Payment on Final HUD-1 Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																								Federal Compliance - RESPA - Initial Escrow Account Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	CMLTI 2025-RP3_12022	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX Disaster Name: XXXXXXXXX Disaster Declaration Date: XX/XX/XXXX	1	2	[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.
																					[2] Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide "Right to Receive a Copy" appraisal disclosure to applicant within three (3) business days of application or determination of first lien status.	Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application. Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: Borrower was not provided with Right to Receive a Copy appraisal disclosure within 3 business days of application.		Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: There is generally no Assignee Liability.			-	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_12023	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX Disaster Name: XXXXXXXXXXXXXXX Disaster Declaration Date: XX/XX/XXXX	1	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $458,179.72 is underdisclosed from calculated Finance Charge of $460,024.72 in the amount of $1,845.00.
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:SecondaXX/XX/XXXX015)
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX015)
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[2] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.
[2] Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Missing: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide "Right to Receive a Copy" appraisal disclosure to consumer.	Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation
Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation
Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Missing: Right to Receive a Copy of Appraisal is missing in file.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																								Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Missing: There is generally no Assignee Liability.			TILA SOL Expired	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_12024	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	CMLTI 2025-RP3_12025	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	2	1				1				2	[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX015)	Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Appraisal report dated XX/XX/XXXX missing evidence of receipt.					-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	CMLTI 2025-RP3_12026	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX Disaster Name: XXXXXXXXXXXXXXX Disaster Declaration Date: XX/XX/XXXX			1				2	[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX015)	Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Creditor did not provide a copy of each valuation to applicant three business days prior to consummation.					-	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_12028	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	2	1				1				2	[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 1203) With Cure: RESPA (2010): 0% tolerance violation for 1203 fee with evidence of cure provided on Final HUD-1 [2] Federal Compliance - RESPA Disclosure - HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.			Federal Compliance - RESPA (2010) - 0% Tolerance (Line 1203) With Cure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. Federal Compliance - RESPA Disclosure - HUD Settlement Cost Booklet Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	CMLTI 2025-RP3_12030	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Investment	Refinance Rate/Term	N/A	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	CMLTI 2025-RP3_12031	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX Disaster Name: XXXXXXXXXXXXXXX Disaster Declaration Date: XX/XX/XXXX [3] Insurance Analysis - Insufficient Coverage: Hazard insurance coverage amount is insufficient.	Using the coverage listed on the insurance binder, the coverage shortage is $62,000.00.	1	3	[3] Federal Compliance - TILA NMLSR - Originator Company NMLS information on documents does not match NMLS website: Truth in Lending Act (NMLSR Dodd- Frank 2014): Loan Originator Organization NMLS information on loan documents does not match NMLS.
[3] Federal Compliance - TILA NMLSR - Originator Company License Status Not Approved: Truth in Lending Act (NMLSR Dodd- Frank 2014): Loan Originator Organization not licensed to conduct loan origination activities.
[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $63,572.69 is underdisclosed from calculated Finance Charge of $64,811.47 in the amount of $1,238.78.
[3] Federal Compliance - 2011 TIL-MDIA - Introductory Escrow Payment Inaccurate: Truth in Lending Act (MDIA 2011):  The amount of taxes and insurance, including any mortgage insurance, on the Final TIL does not match the amount of taxes and insurance, including any mortgage insurance, for the loan.
[3] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Introductory Total Payment (PITI) Inaccurate: Truth in Lending Act (MDIA 2011): Total payment amount (PITI) on the Final TIL does not match the total payment amount for the loan.	Federal Compliance - TILA NMLSR - Originator Company NMLS information on documents does not match NMLS website: Assignee Liability: Civil actions that may be brought against a creditor may be maintained against any assignee only if the violation is apparent on the face of the disclosure or other documents assigned, except where the assignment was voluntary. This civil liability may include $4,000, in the case of an individual transaction, or the lesser of $500,000 or 1% of the creditor's net worth in the case of a class action (effectiveXX/XX/XXXXthis amount increases to the lesser of $1,000,000 or 1%), as well as actual damages, court costs, and attorneys' fees. For an anti-steering violation, the creditor may also be liable in an amount equal to the sum of all finance charges and fees paid by the consumer, unless the creditor demonstrates the failure to comply is not material. Notwithstanding any other provision of law, when a creditor, assignee, or other holder or anyone acting on behalf of the creditor, assignee, or holder, initiates a judicial or nonjudicial foreclosure of the residential mortgage loan, or any other action to collect the debt in connection with such loan, a consumer may assert a violation as a matter of defense by recoupment or set off without regard for the time limit on a private action for damages.
EffectiveXX/XX/XXXX in addition to the aforementioned, the individual Loan Originator could be liable for statutory damages. The maximum liability is the greater of actual damages or 3 times the loan originator's compensation or gain, plus the cost to the consumer of the action. The Dodd-Frank Act extended the statute of limitations on TILA violations to 3 years from the date of the violation.

Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - 2011 TIL-MDIA - Introductory Escrow Payment Inaccurate: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Introductory Total Payment (PITI) Inaccurate: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_12032	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Insurance Analysis - Insufficient Coverage: Hazard insurance coverage amount is insufficient.	Using the coverage listed on the insurance binder, the coverage shortage is $56,604.40.	1	2	[2] Federal Compliance - RESPA (2010) - 10% Tolerance Without Cure: RESPA (2010): 10% tolerance violation without evidence of sufficient cure provided. [2] Federal Compliance - RESPA (2010) - Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note. [2] Federal Compliance - RESPA (2010) - Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.	Federal Compliance - RESPA (2010) - 10% Tolerance Without Cure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																								Federal Compliance - RESPA (2010) - Initial Payment on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_12033	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	2	1	1	2	[2] Miscellaneous Compliance - (Doc Error) GFE Error: There is no evidence that the interest rate was locked prior to closing
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
																					[2] Federal Compliance - RESPA Disclosure - HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.			Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. Federal Compliance - RESPA Disclosure - HUD Settlement Cost Booklet Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	CMLTI 2025-RP3_12036	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Mortgage / Program Eligibility - Missing Document: Note - Subordinate Lien not provided			1				3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $180,188.18 is underdisclosed from calculated Finance Charge of $180,321.85 in the amount of $133.67.			Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_12037	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX Disaster Name: XXXXXXXXX, XXXXXXXXXXXX Disaster Declaration Date: XX/XX/XXXX	1	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $195,990.09 is underdisclosed from calculated Finance Charge of $196,029.46 in the amount of $39.37.
[3] Federal Compliance - 2011 TIL-MDIA - Introductory Escrow Payment Inaccurate: Truth in Lending Act (MDIA 2011):  The amount of taxes and insurance, including any mortgage insurance, on the Final TIL does not match the amount of taxes and insurance, including any mortgage insurance, for the loan.
[3] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Introductory Total Payment (PITI) Inaccurate: Truth in Lending Act (MDIA 2011): Total payment amount (PITI) on the Final TIL does not match the total payment amount for the loan.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - 2011 TIL-MDIA - Introductory Escrow Payment Inaccurate: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Introductory Total Payment (PITI) Inaccurate: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_12038	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Second Home	Purchase	Temporary SHQM (GSE/Agency Eligible)	3	1	1	3	[3] Federal Compliance - Federal Loan Originator Compensation - Individual LO Not NMLS Licensed at Time of Application: Truth in Lending Act (NMLSR Dodd- Frank 2014): Individual Loan Originator not NMLS licensed or registered at time of application.
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX015)
[2] State Compliance - Massachusetts Mortgage Lender and Broker Regulation (Ability to Repay not Verified): Massachusetts Mortgage Lender and Broker Regulation:  File does not contain evidence that analysis of borrower’s ability to repay was performed based on verified income, obligations, assets, and/or employment using PITI payment based on fully indexed rate and fully amortizing payment, if applicable
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.
[2] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.
[2] Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Missing: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide "Right to Receive a Copy" appraisal disclosure to consumer.	Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.
Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Missing: Right to Receive a Copy appraisal disclosure is not provided in the file.	Federal Compliance - Federal Loan Originator Compensation - Individual LO Not NMLS Licensed at Time of Application: "Assignee Liability: Civil actions that may be brought against a creditor may be maintained against any assignee only if the violation is apparent on the face of the disclosure or other documents assigned, except where the assignment was involuntary. This civil liability may include $4,000, in the case of an individual transaction, or the lesser of $500,000 or 1% of the creditor's net worth in the case of a class action (effectiveXX/XX/XXXXthis amount increases to the lesser of $1,000,000 or 1%), as well as actual damages, court costs, and attorneys' fees. For an anti-steering violation, the creditor may also be liable in an amount equal to the sum of all finance charges and fees paid by the consumer, unless the creditor demonstrates the failure to comply is not material. Notwithstanding any other provision of law, when a creditor, assignee, or other holder or anyone acting on behalf of the creditor, assignee, or holder, initiates a judicial or nonjudicial foreclosure of the residential mortgage loan, or any other action to collect the debt in connection with such loan, a consumer may assert a violation as a matter of defense by recoupment or set off without regard for the time limit on a private action for damages.
EffectiveXX/XX/XXXX in addition to the aforementioned, the individual Loan Originator could be liable for statutory damages. The maximum liability is the greater of actual damages or 3 times the loan originator's compensation or gain, plus the cost to the consumer of the action. The Dodd-Frank Act extended the statute of limitations on TILA violations to 3 years from the date of the violation."

Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																								Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Missing: There is generally no Assignee Liability.			TILA SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	CMLTI 2025-RP3_12039	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Temporary SHQM (GSE/Agency Eligible)	2	1	1	2	[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX015)
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Client:384XX/XX/XXXX015)
																					[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.	Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Appraisal report dated XX/XX/XXXX missing evidence of receipt. Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Appraisal report dated XX/XX/XXXX missing evidence of receipt.					-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	CMLTI 2025-RP3_12041	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Mortgage / Program Eligibility - Missing Document: Note - Subordinate Lien not provided			1				1							-	C	C	C	C	C	A	A	A	A	A	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_12043	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX Disaster Name: XXXXXXXXXXXXXXX Disaster Declaration Date: XX/XX/XXXX	1	3	[3] Federal Compliance - 2011 TIL-MDIA - Introductory Escrow Payment Inaccurate: Truth in Lending Act (MDIA 2011): The amount of taxes and insurance, including any mortgage insurance, on the Final TIL does not match the amount of taxes and insurance, including any mortgage insurance, for the loan.
[3] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Introductory Total Payment (PITI) Inaccurate: Truth in Lending Act (MDIA 2011):  Total payment amount (PITI) on the Final TIL does not match the total payment amount for the loan.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA: Initial GFE not provided to Borrower(s) within three (3) business days of Application Date.
[2] Federal Compliance - RESPA (2010) -  Existence of Escrow Account on Final HUD-1 Inaccurate: RESPA (2010): Existence of escrow account disclosed on Final HUD-1 does not match actual terms.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.
[2] Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide "Right to Receive a Copy" appraisal disclosure to applicant within three (3) business days of application or determination of first lien status.	Federal Compliance - RESPA (2010) - Existence of Escrow Account on Final HUD-1 Inaccurate: Existence of escrow account disclosed on Final HUD-1 does not match actual terms.
Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: The Right to Receive a Copy of the appraisal disclosure was not provided to the borrower within 3 days of application.	Federal Compliance - 2011 TIL-MDIA - Introductory Escrow Payment Inaccurate: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Introductory Total Payment (PITI) Inaccurate: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Existence of Escrow Account on Final HUD-1 Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																								Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: There is generally no Assignee Liability.			TILA SOL Expired	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_12044	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	2	1				1				2	[2] Federal Compliance - RESPA Disclosure - HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet. [2] Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Missing: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide "Right to Receive a Copy" appraisal disclosure to consumer.	Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Missing: Right to Receive Appraisal disclosure is missing.		Federal Compliance - RESPA Disclosure - HUD Settlement Cost Booklet Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Missing: There is generally no Assignee Liability.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	CMLTI 2025-RP3_12045	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	2	1	1	2	[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 1203) Without Cure: RESPA (2010): 0% tolerance violation for 1203 fee without evidence of sufficient cure provided. [2] Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. [2] Federal Compliance - RESPA Disclosure - HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.	Federal Compliance - RESPA (2010) - 0% Tolerance (Line 1203) Without Cure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																								Federal Compliance - RESPA Disclosure - HUD Settlement Cost Booklet Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	CMLTI 2025-RP3_12046	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	3	1	1	3	[3] Federal Compliance - TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower.
[3] Federal Compliance - 2011 TIL-MDIA - Introductory Escrow Payment Inaccurate: Truth in Lending Act (MDIA 2011):  The amount of taxes and insurance, including any mortgage insurance, on the Final TIL does not match the amount of taxes and insurance, including any mortgage insurance, for the loan.
[3] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Introductory Total Payment (PITI) Inaccurate: Truth in Lending Act (MDIA 2011):  Total payment amount (PITI) on the Final TIL does not match the total payment amount for the loan.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA: Initial GFE not provided to Borrower(s) within three (3) business days of Application Date.
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.	Federal Compliance - TIL-MDIA - Initial TIL Missing: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - 2011 TIL-MDIA - Introductory Escrow Payment Inaccurate: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Introductory Total Payment (PITI) Inaccurate: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																								Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	CMLTI 2025-RP3_12047	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	3	1	1	3	[3] General - Incomplete Document: TIL Final is incomplete
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.
[2] Federal Compliance - RESPA Disclosure - HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.	General - Incomplete Document: TIL Final is incomplete: Final TIL is incomplete.	Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																								Federal Compliance - RESPA Disclosure - HUD Settlement Cost Booklet Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	CMLTI 2025-RP3_12048	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Income Documentation - REO Documents are missing.: Address: XXXXXXXXXXXXXXXXXTax Verification	1	2	[2] Federal Compliance - ECOA Appraisal - Appraisal Provided Prior to Date Performed: ECOA Valuations Rule (Dodd-Frank 2014): Date valuation provided to applicant is prior to the date when valuation was performed. Unable to determine compliance with appraisal timing requirements. (Type:PrimaXX/XX/XXXX015)
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Client:384XX/XX/XXXX015)
[2] State Compliance - Maryland Counseling Agencies Disclosure Not in File: Maryland HB1399 - No evidence of required counseling disclosure language per Maryland HB 1399.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
																					[2] Federal Compliance - RESPA (2010) - 10% Tolerance Without Cure: RESPA (2010): 10% tolerance violation without evidence of sufficient cure provided.	Federal Compliance - ECOA Appraisal - Appraisal Provided Prior to Date Performed: Date valuation provided to applicant is prior to the date when valuation was performed. Unable to determine compliance with appraisal timing requirements. Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Borrower did not sign at closing acknowledging their receipt of valuation 3 days prior to closing.		State Compliance - Maryland Counseling Agencies Disclosure Not in File: HB 1399 does not contain express provisions for assignee liability. Federal Compliance - RESPA (2010) - 10% Tolerance Without Cure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_12050	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	3	1	1	3	[3] Federal Compliance - Final TIL APR Under/Over Disclosed By Greater Than 0.125%: Truth In Lending Act: Final TIL APR of XXXX% is underdisclosed from calculated APR of XXXX% outside of 0.125% tolerance.
[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $186,553.09 is underdisclosed from calculated Finance Charge of $190,117.84 in the amount of $3,564.75.
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX015)
[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
[2] Federal Compliance - RESPA - Initial Escrow Account statement Inaccurate: RESPA: Initial escrow account statement does not match charges on HUD-1/Final Closing Disclosure.	Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	Federal Compliance - Final TIL APR Under/Over Disclosed By Greater Than 0.125%: TILA APR - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																								Federal Compliance - RESPA - Initial Escrow Account statement Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	CMLTI 2025-RP3_12052	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX Disaster Name: XXXXXXXXXXX Disaster Declaration Date: XX/XX/XXXX	1	3	[3] Federal Compliance - TILA NMLSR - Individual Originator License Status Not Approved: Truth in Lending Act (NMLSR Dodd- Frank 2014): Individual Loan Originator not licensed to conduct loan origination activities.
[3] Federal Compliance - TILA NMLSR - Individual Originator NMLS information on documents does not match NMLS website: Truth in Lending Act (NMLSR Dodd- Frank 2014): Individual Loan Originator NMLSR information on loan documents does not match NMLSR.	Federal Compliance - TILA NMLSR - Individual Originator NMLS information on documents does not match NMLS website: Assignee Liability: Civil actions that may be brought against a creditor may be maintained against any assignee only if the violation is apparent on the face of the disclosure or other documents assigned, except where the assignment was voluntary. This civil liability may include $4,000, in the case of an individual transaction, or the lesser of $500,000 or 1% of the creditor's net worth in the case of a class action (effectiveXX/XX/XXXXthis amount increases to the lesser of $1,000,000 or 1%), as well as actual damages, court costs, and attorneys' fees. For an anti-steering violation, the creditor may also be liable in an amount equal to the sum of all finance charges and fees paid by the consumer, unless the creditor demonstrates the failure to comply is not material. Notwithstanding any other provision of law, when a creditor, assignee, or other holder or anyone acting on behalf of the creditor, assignee, or holder, initiates a judicial or nonjudicial foreclosure of the residential mortgage loan, or any other action to collect the debt in connection with such loan, a consumer may assert a violation as a matter of defense by recoupment or set off without regard for the time limit on a private action for damages.
																								EffectiveXX/XX/XXXX in addition to the aforementioned, the individual Loan Originator could be liable for statutory damages. The maximum liability is the greater of actual damages or 3 times the loan originator's compensation or gain, plus the cost to the consumer of the action. The Dodd-Frank Act extended the statute of limitations on TILA violations to 3 years from the date of the violation.			TILA SOL Expired	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_12056	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	3	1	1	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $196,006.44 is underdisclosed from calculated Finance Charge of $196,439.45 in the amount of $433.01.
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:SecondaXX/XX/XXXX015)
[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 1203) Without Cure: RESPA (2010): 0% tolerance violation for 1203 fee without evidence of sufficient cure provided.
[2] Federal Compliance - RESPA Disclosure - HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.	Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Creditor did not provide a copy of valuation to applicant within three (3) business days prior to consummation.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA (2010) - 0% Tolerance (Line 1203) Without Cure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																								Federal Compliance - RESPA Disclosure - HUD Settlement Cost Booklet Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	CMLTI 2025-RP3_12057	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX Disaster Name: XXXXXXXXXX Disaster Declaration Date: XX/XX/XXXX	1	3	[3] Federal Compliance - 2011 TIL-MDIA - Introductory Escrow Payment Inaccurate: Truth in Lending Act (MDIA 2011): The amount of taxes and insurance, including any mortgage insurance, on the Final TIL does not match the amount of taxes and insurance, including any mortgage insurance, for the loan.
[3] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Introductory Total Payment (PITI) Inaccurate: Truth in Lending Act (MDIA 2011):  Total payment amount (PITI) on the Final TIL does not match the total payment amount for the loan.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA: Initial GFE not provided to Borrower(s) within three (3) business days of Application Date.
[2] Federal Compliance - RESPA Disclosure - HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.	Federal Compliance - 2011 TIL-MDIA - Introductory Escrow Payment Inaccurate: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Introductory Total Payment (PITI) Inaccurate: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																								Federal Compliance - RESPA Disclosure - HUD Settlement Cost Booklet Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_12058	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	2	1				1				2	[2] Federal Compliance - RESPA (2010) - 10% Tolerance Without Cure: RESPA (2010): 10% tolerance violation without evidence of sufficient cure provided. [2] Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide "Right to Receive a Copy" appraisal disclosure to applicant within three (3) business days of application or determination of first lien status.	Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: Borrower was not provided the Right to Receive a Copy appraisal disclosure within 3 business days of application.		Federal Compliance - RESPA (2010) - 10% Tolerance Without Cure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: There is generally no Assignee Liability.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	CMLTI 2025-RP3_12059	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Temporary SHQM (GSE/Agency Eligible)	2	1				1				2	[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 1203) With Cure: RESPA (2010): 0% tolerance violation for 1203 fee with evidence of cure provided on Final HUD-1			Federal Compliance - RESPA (2010) - 0% Tolerance (Line 1203) With Cure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	CMLTI 2025-RP3_12061	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	3	1	1	3	[3] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not sent within three (3) business days of the creditor application date.
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX015)
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 1203) With Cure: RESPA (2010): 0% tolerance violation for 1203 fee with evidence of cure provided on Final HUD-1
[2] Federal Compliance - RESPA Disclosure - HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.	Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Appraisal report dated XX/XX/XXXX missing evidence of receipt.	Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) - 0% Tolerance (Line 1203) With Cure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																								Federal Compliance - RESPA Disclosure - HUD Settlement Cost Booklet Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	CMLTI 2025-RP3_12062	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Limited Cash-out GSE	Temporary SHQM (GSE/Agency Eligible)	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	CMLTI 2025-RP3_12063	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Second Home	Purchase	Temporary SHQM (GSE/Agency Eligible)	3	1	1	3	[3] Federal Compliance - TILA NMLSR - Individual Originator License Status Not Approved: Truth in Lending Act (NMLSR Dodd- Frank 2014): Individual Loan Originator not licensed to conduct loan origination activities.
[3] Federal Compliance - TILA NMLSR - Individual Originator NMLS information on documents does not match NMLS website: Truth in Lending Act (NMLSR Dodd- Frank 2014): Individual Loan Originator NMLSR information on loan documents does not match NMLSR.
[3] Federal Compliance - Final TIL APR Under/Over Disclosed By Greater Than 0.125%: Truth In Lending Act:  Final TIL APR of XXXX% is underdisclosed from calculated APR of XXXX% outside of 0.125% tolerance.
[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $154,196.69 is underdisclosed from calculated Finance Charge of $160,576.36 in the amount of $6,379.67.
[3] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not sent within three (3) business days of the creditor application date.
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX015)
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule (Dodd-Frank 2014): List of Homeownership Counseling Organizations not provided to applicant within three (3) business days of application.
[2] Federal Compliance - RESPA Disclosure - HUD Settlement Cost Booklet Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: HUD Settlement Cost Booklet not provided to applicant within three (3) business days of application.	Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.
Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: List of Homeownership Counseling Organizations not provided to applicant within three (3) business days of application.
Federal Compliance - RESPA Disclosure - HUD Settlement Cost Booklet Not Provided Within 3 Business Days of Application: HUD Settlement Cost Booklet not provided to applicant within three (3) business days of application.	Federal Compliance - TILA NMLSR - Individual Originator NMLS information on documents does not match NMLS website: Assignee Liability: Civil actions that may be brought against a creditor may be maintained against any assignee only if the violation is apparent on the face of the disclosure or other documents assigned, except where the assignment was voluntary. This civil liability may include $4,000, in the case of an individual transaction, or the lesser of $500,000 or 1% of the creditor's net worth in the case of a class action (effectiveXX/XX/XXXXthis amount increases to the lesser of $1,000,000 or 1%), as well as actual damages, court costs, and attorneys' fees. For an anti-steering violation, the creditor may also be liable in an amount equal to the sum of all finance charges and fees paid by the consumer, unless the creditor demonstrates the failure to comply is not material. Notwithstanding any other provision of law, when a creditor, assignee, or other holder or anyone acting on behalf of the creditor, assignee, or holder, initiates a judicial or nonjudicial foreclosure of the residential mortgage loan, or any other action to collect the debt in connection with such loan, a consumer may assert a violation as a matter of defense by recoupment or set off without regard for the time limit on a private action for damages.
EffectiveXX/XX/XXXX in addition to the aforementioned, the individual Loan Originator could be liable for statutory damages. The maximum liability is the greater of actual damages or 3 times the loan originator's compensation or gain, plus the cost to the consumer of the action. The Dodd-Frank Act extended the statute of limitations on TILA violations to 3 years from the date of the violation.

Federal Compliance - Final TIL APR Under/Over Disclosed By Greater Than 0.125%: TILA APR -  subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																								Federal Compliance - RESPA Disclosure - HUD Settlement Cost Booklet Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	CMLTI 2025-RP3_12064	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX Disaster Name: XXXXX Disaster Declaration Date: XX/XX/XXXX			1				1							-	C	C	C	C	C	A	A	A	A	A	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_12066	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	2	1				1				2	[2] Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.			Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	CMLTI 2025-RP3_12068	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	3	1	1	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $102,389.34 is underdisclosed from calculated Finance Charge of $102,568.34 in the amount of $179.00.
[2] Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	CMLTI 2025-RP3_12069	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	2	1	1	2	[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 1203) Without Cure: RESPA (2010): 0% tolerance violation for 1203 fee without evidence of sufficient cure provided.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA: Initial GFE not provided to Borrower(s) within three (3) business days of Application Date.
[2] Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide "Right to Receive a Copy" appraisal disclosure to applicant within three (3) business days of application or determination of first lien status.	Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: Creditor did not provide Right to Receive a Copy appraisal disclosure to applicant within three business days of application or determination of first lien status.	Federal Compliance - RESPA (2010) - 0% Tolerance (Line 1203) Without Cure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																								Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: There is generally no Assignee Liability.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	CMLTI 2025-RP3_12070	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX Disaster Name: XXXXXXXXXXXXXXX Disaster Declaration Date: XX/XX/XXXX [3] Income Documentation - REO Documents are missing.: Address: XXXXXXXXXXXXXXXXXStatement	1	3	[3] Federal Compliance - Final TIL APR Under/Over Disclosed By Greater Than 0.125%: Truth In Lending Act: Final TIL APR of XXXX% is underdisclosed from calculated APR of XXXX% outside of 0.125% tolerance.
[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $136,282.59 is underdisclosed from calculated Finance Charge of $146,819.59 in the amount of $10,537.00.
[3] Federal Compliance - TIL-MDIA 3-day Waiting Period - Corrected TIL for APR Inaccuracy Received Less than 3 Business Days from Consummation: Truth in Lending Act (Early TIL Disclosure):  Corrected TIL for APR inaccuracy was not received by the borrower at least three (3) business days prior to closing.
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX015)
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Client:399XX/XX/XXXX015)
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA (2010) -  Incorrect GFE Form Used: RESPA (2010) - Good Faith Estimate not on the proper 2010 GFE form.
[2] Federal Compliance - RESPA - Incorrect HUD-1 Form Used: RESPA (2010) - Final HUD-1 Settlement Statement is not on the proper 2010 form.
[2] Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Missing: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide "Right to Receive a Copy" appraisal disclosure to consumer.	Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Missing evidence of appraisal receipt three (3) business days prior to closing.
Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Missing evidence of appraisal receipt three (3) business days prior to closing.
Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Missing: Missing evidence of receipt of Right to Receive a Copy appraisal disclosure.	Federal Compliance - Final TIL APR Under/Over Disclosed By Greater Than 0.125%: TILA APR - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TIL-MDIA 3-day Waiting Period - Corrected TIL for APR Inaccuracy Received Less than 3 Business Days from Consummation: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Incorrect GFE Form Used: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA - Incorrect HUD-1 Form Used: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																								Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Missing: There is generally no Assignee Liability.			TILA SOL Expired	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_12071	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	3	3	[3] AUS Discrepancy / Guidelines Discrepancy - AUS/Guideline Findings: All conditions were not met [3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX Disaster Name: XXXXXXXXX Disaster Declaration Date: XX/XX/XXXX [3] Application / Processing - Missing Document: AUS not provided [3] Income Documentation - REO Documents are missing.: Address: XXXXXXXXXXXXXXXXX Statement	Missing a copy of the AUS ran prior to disbursement.	1	3	[3] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Non QM.
[3] Federal Compliance - QM Employment History: Qualified Mortgage (Dodd-Frank 2014): Employment history requirement not met. (XXXX/XXXX/XXXX)
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX015)
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s).
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.
[2] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.
[2] Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Missing: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide "Right to Receive a Copy" appraisal disclosure to consumer.	Federal Compliance - Check Loan Designation Match - QM: Missing a copy of the AUS ran prior to disbursement, causing the loan to waterfall through QM testing.
Federal Compliance - QM Employment History: Missing a copy of the AUS ran prior to disbursement, causing the loan to waterfall through QM testing.
Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Appraisal receipt is missing in file.
Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Missing: Appraisal receipt is missing in file.	Federal Compliance - Check Loan Designation Match - QM: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

Federal Compliance - RESPA -  Initial GFE Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																								Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Missing: There is generally no Assignee Liability.			TILA ATR/QM	C	C	C	C	C	C	C	C	C	C	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_12073	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX Disaster Name: XXXXXXXXXXXXXX Disaster Declaration Date: XX/XX/XXXX	1	3	[3] Federal Compliance - 2011 TIL-MDIA - Introductory Escrow Payment Inaccurate: Truth in Lending Act (MDIA 2011): The amount of taxes and insurance, including any mortgage insurance, on the Final TIL does not match the amount of taxes and insurance, including any mortgage insurance, for the loan.
[3] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Introductory Total Payment (PITI) Inaccurate: Truth in Lending Act (MDIA 2011):  Total payment amount (PITI) on the Final TIL does not match the total payment amount for the loan.
[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 1203) Without Cure: RESPA (2010): 0% tolerance violation for 1203 fee without evidence of sufficient cure provided.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA - Initial GFE Not Provided Within 3 Business Days of Application: RESPA: Initial GFE not provided to Borrower(s) within three (3) business days of Application Date.	Federal Compliance - 2011 TIL-MDIA - Introductory Escrow Payment Inaccurate: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Introductory Total Payment (PITI) Inaccurate: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA (2010) - 0% Tolerance (Line 1203) Without Cure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																								Federal Compliance - RESPA - Initial GFE Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_12075	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Missing Document - E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement [3] Application / Processing - FEMA Disaster Issue: Property is located in a FEMA Disaster area and has not been inspected.: Disaster Name: XXXXXXXXXXXX Disaster Declaration Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX			1				1							-	C	C	C	C	C	A	A	A	A	A	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_12076	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Application / Processing - FEMA Disaster Issue: Property is located in a FEMA Disaster area and has not been inspected.: Disaster Name: XXXXXXXXXXXXX Disaster Declaration Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX [2] Insurance Analysis - Hazard Insurance Policy expires within 90 days of the Note Date.	1	3	[3] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.
[3] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).
[3] Federal Compliance - TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] State Compliance - Maryland Counseling Agencies Disclosure Not in File: Maryland HB1399 - No evidence of counseling agencies list or required counseling disclosure language per Maryland HB 1399.
[2] Federal Compliance - RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s).
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.
[2] Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide "Right to Receive a Copy" appraisal disclosure to applicant within three (3) business days of application or determination of first lien status.	Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: Borrower did not receive Right to Receive a Copy appraisal disclosure within 3 business days of application.	Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - TIL-MDIA - Initial TIL Missing: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

State Compliance - Maryland Counseling Agencies Disclosure Not in File: HB 1399 does not contain express provisions for assignee liability.

Federal Compliance - RESPA -  Initial GFE Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																								Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: There is generally no Assignee Liability.			TILA SOL Expired	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_12078	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	3	1	1	3	[3] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
[3] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
[3] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 803) Without Cure: RESPA (2010): 0% tolerance violation for 803 fee without evidence of sufficient cure provided.
[2] Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA (2010) - 0% Tolerance (Line 803) Without Cure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																								Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	CMLTI 2025-RP3_12079	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Limited Cash-out GSE	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX Disaster Name: XXXXX Disaster Declaration Date: XX/XX/XXXX [3] Document Error - Hazard Insurance policy does not list Lender or Servicer and its successors and assigns, per guideline requirements.	1	3	[3] Federal Compliance - TRID Final Closing Disclosure Contact Information - Lender: TILA-RESPA Integrated Disclosure - Contact Information: Final Closing Disclosure provided on XX/XX/XXXX did not disclose the required Lender Contact Information (Lender Name, Lender NMLS ID, Contact Name, Contact NMLS ID). (FinXX/XX/XXXX015)
[3] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (FinXX/XX/XXXX015)	Federal Compliance - TRID Final Closing Disclosure Contact Information - Lender: Final Closing Disclosure did not reflect Contact Ca License ID.
Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (FinXX/XX/XXXX015)	Federal Compliance - TRID Final Closing Disclosure Contact Information - Lender: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_12080	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	3	1	1	3	[3] Federal Compliance - TRID Closing Disclosure Status Test: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided or Closing Disclosure not provided prior to closing. Any applicable Federal, State or Local compliance testing is unreliable or not performed. Loan is subject to high cost testing.
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX015)	Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation	Federal Compliance - TRID Closing Disclosure Status Test: High Cost or Anti-Predatory Lending Testing impact, therefore no SOL considerations.
																								For TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		Yes	TR Indeterminable	A	A	A	A	A	C	C	C	C	C	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_12081	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX Disaster Name: XXXXX Disaster Declaration Date: XX/XX/XXXX	1	3	[3] Federal Compliance - TRID Final Closing Disclosure Amount Financed Test: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on XX/XX/XXXX disclosed an Amount Financed disclosed an inaccurate Amount Financed. The disclosed Amount Financed in the amount of $149,624.60 is over disclosed by $125.95 compared to the calculated Amount Financed of $149,498.65 and the disclosed Finance Charge is not accurate within applicable tolerances for Amount Financed to be considered accurate (fee amounts included in Amount Financed and Finance Charge calculations are based on Closing Disclosure dated XX/XX/XXXX). (FinXX/XX/XXXX015)
[3] Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on XX/XX/XXXX disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan.  The disclosed Finance Charge in the amount of $128,841.12 is under disclosed by $125.95 compared to the calculated Finance Charge of $128,967.07 which exceeds the $100.00 threshold (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated XX/XX/XXXX). (FinXX/XX/XXXX015)
[3] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (InitiXX/XX/XXXX015)
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Lender's Title Insurance. Fee Amount of $606.00 exceeds tolerance of $379.00. Sufficient or excess cure was provided to the borrower at Closing. (7729)	Federal Compliance - TRID Final Closing Disclosure Amount Financed Test: The disclosed Amount Financed in the amount of $149,624.60 is over disclosed by $125.95 compared to the calculated Amount Financed of $149,498.65 and the disclosed Finance Charge is not accurate within applicable tolerances for Amount Financed to be considered accurate.
Federal Compliance - TRID Final Closing Disclosure Finance Charge: The disclosed Finance Charge in the amount of $128,841.12 is under disclosed by $125.95 compared to the calculated Finance Charge of $128,967.07 which exceeds the $100.00 threshold.
Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Not signed and dated.	REVIEWER - CURED COMMENT (2025-06-08): Sufficient Cure Provided At Closing	Federal Compliance - TRID Final Closing Disclosure Amount Financed Test: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_12082	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	3	1	1	3	[3] Federal Compliance - TRID Final Closing Disclosure No Seller Paid Fees Primary Residence First Lien: TRID Final Closing Disclosure XX/XX/XXXX on a first lien purchase transaction did not disclose any Seller paid fees/charges on page 2. (FinXX/XX/XXXX015)
[3] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (FinXX/XX/XXXX015)
[2] State Compliance - Maryland Counseling Agencies Disclosure Not in File: Maryland HB1399 - No evidence of required counseling disclosure language per Maryland HB 1399.
[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $525.00 exceeds tolerance of $450.00. Sufficient or excess cure was provided to the borrower at Closing. (7506)	Federal Compliance - TRID Final Closing Disclosure No Seller Paid Fees Primary Residence First Lien: No seller paid fees were disclosed on buyer's Closing Disclosure and seller's Closing Disclosure was not provided.
Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Closing Disclosure provided was the final, it was issued on same day as closing.	REVIEWER - CURED COMMENT (2025-06-08): Sufficient Cure Provided At Closing	Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

																								State Compliance - Maryland Counseling Agencies Disclosure Not in File: HB 1399 does not contain express provisions for assignee liability.			TRID SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	CMLTI 2025-RP3_12083	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Missing Document - E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement	1	3	[3] Federal Compliance - TILA NMLSR - Originator Company License Status Not Approved: Truth in Lending Act (NMLSR Dodd- Frank 2014): Loan Originator Organization not in approved license status to conduct loan origination activities.
[3] Federal Compliance - TILA NMLSR - Individual Originator NMLS information on documents does not match NMLS website: Truth in Lending Act (NMLSR Dodd- Frank 2014): Individual Loan Originator NMLSR information on loan documents does not match NMLSR.
[1] Federal Compliance - TRID Lender Credit Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Lender Credits. Final Lender Credit of $1.00 exceeds tolerance of $0.00. Sufficient or excess cure was provided to the borrower at Closing. (9300)	REVIEWER - CURED COMMENT (2025-06-10): Sufficient Cure Provided At Closing	Federal Compliance - TILA NMLSR - Individual Originator NMLS information on documents does not match NMLS website: Assignee Liability: Civil actions that may be brought against a creditor may be maintained against any assignee only if the violation is apparent on the face of the disclosure or other documents assigned, except where the assignment was voluntary. This civil liability may include $4,000, in the case of an individual transaction, or the lesser of $500,000 or 1% of the creditor's net worth in the case of a class action (effectiveXX/XX/XXXXthis amount increases to the lesser of $1,000,000 or 1%), as well as actual damages, court costs, and attorneys' fees. For an anti-steering violation, the creditor may also be liable in an amount equal to the sum of all finance charges and fees paid by the consumer, unless the creditor demonstrates the failure to comply is not material. Notwithstanding any other provision of law, when a creditor, assignee, or other holder or anyone acting on behalf of the creditor, assignee, or holder, initiates a judicial or nonjudicial foreclosure of the residential mortgage loan, or any other action to collect the debt in connection with such loan, a consumer may assert a violation as a matter of defense by recoupment or set off without regard for the time limit on a private action for damages.
																								EffectiveXX/XX/XXXX in addition to the aforementioned, the individual Loan Originator could be liable for statutory damages. The maximum liability is the greater of actual damages or 3 times the loan originator's compensation or gain, plus the cost to the consumer of the action. The Dodd-Frank Act extended the statute of limitations on TILA violations to 3 years from the date of the violation.			TILA SOL Expired	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_12085	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX Disaster Name: XXXXXXXXXXXXXXX Disaster Declaration Date: XX/XX/XXXX	1	3	[3] Federal Compliance - 2011 TIL-MDIA - Introductory Escrow Payment Inaccurate: Truth in Lending Act (MDIA 2011): The amount of taxes and insurance, including any mortgage insurance, on the Final TIL does not match the amount of taxes and insurance, including any mortgage insurance, for the loan.
[3] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Introductory Total Payment (PITI) Inaccurate: Truth in Lending Act (MDIA 2011):  Total payment amount (PITI) on the Final TIL does not match the total payment amount for the loan.
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX015)
[2] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.
[2] Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Missing: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide "Right to Receive a Copy" appraisal disclosure to consumer.	Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: No evidence in file of when the borrower received a copy of the appraisal.
Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Missing: The Right to Receive a Copy of the appraisal disclosure was not provided to the borrower within 3 days of application.	Federal Compliance - 2011 TIL-MDIA - Introductory Escrow Payment Inaccurate: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Introductory Total Payment (PITI) Inaccurate: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																								Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Missing: There is generally no Assignee Liability.			TILA SOL Expired	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_12088	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Second Home	Purchase	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Missing Document - E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement	1	3	[3] Federal Compliance - TRID Final Closing Disclosure Contact Information - Lender: TILA-RESPA Integrated Disclosure - Contact Information: Final Closing Disclosure provided on XX/XX/XXXX did not disclose the required Lender Contact Information (Lender Name, Lender NMLS ID, Contact Name, Contact NMLS ID). (FinXX/XX/XXXX015)
[3] Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on XX/XX/XXXX did not disclose the Finance Charge. (FinXX/XX/XXXX015)
[3] Federal Compliance - TRID Final Closing Disclosure Incomplete: TILA-RESPA Integrated Disclosure: Incomplete Closing Disclosure was signed by borrower and cannot be excluded from testing. Corresponding exceptions for inaccurate disclosures and under/over disclosures resulting from use of incomplete Closing Disclosure are valid and will need to be cured (if curable). (FinXX/XX/XXXX015)
[3] Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Underdisclosed - Pre October 2018: TILA-RESPA Integrated Disclosure - Loan Disclosures: Non Escrowed Property Costs over Year 1 of  on Final Closing Disclosure provided on XX/XX/XXXX are underdisclosed. (FinXX/XX/XXXX015)
[3] Federal Compliance - TRID Final Closing Disclosure Total Of Payments: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on XX/XX/XXXX did not disclose the Total of Payments. (FinXX/XX/XXXX015)	Federal Compliance - TRID Final Closing Disclosure Contact Information - Lender: The Lender Contact NMLS ID was not disclosed on the Closing Disclosure issued XX/XX/XXXX.
Federal Compliance - TRID Final Closing Disclosure Finance Charge: The Final Closing Disclosure dated XX/XX/XXXX is incomplete as it does not reflect Finance Charge on page 4.
Federal Compliance - TRID Final Closing Disclosure Incomplete: The Final Closing Disclosure dated XX/XX/XXXX is incomplete as it does not reflect Finance Charge and Total of Payments on page 4.
Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Underdisclosed - Pre October 2018: The final Closing Disclosure disclosed the Amount of Non-Escrowed Property Costs over Year 1 as $0.00 on page 4; however the HOA dues are $900.00 per year.
Federal Compliance - TRID Final Closing Disclosure Total Of Payments: The Final Closing Disclosure dated XX/XX/XXXX is incomplete as it does not reflect Total of Payments on page 4.	Federal Compliance - TRID Final Closing Disclosure Contact Information - Lender: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Incomplete: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Underdisclosed - Pre October 2018: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Final Closing Disclosure Total Of Payments: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_12090	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Insurance Analysis - Insufficient Coverage: Hazard insurance coverage amount is insufficient.	Using the coverage listed on the insurance binder, the coverage shortage is $4,000.	1	3	[3] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (InitiXX/XX/XXXX015)
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX015)	Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (InitiXX/XX/XXXX015)
																						Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: There is not evidence in the file that the borrower received a copy of the appraisal report at least three (3) business days prior to closing.		Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_12092	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Temporary SHQM (GSE/Agency Eligible)	3	1	1	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $26,293.20 is underdisclosed from calculated Finance Charge of $26,420.25 in the amount of $127.05.
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX015)
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.
[2] Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Missing: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide "Right to Receive a Copy" appraisal disclosure to consumer.	Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Verification appraisal was delivered to borrower was not provided.
Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Missing: Creditor did not provide Right to Receive a Copy appraisal disclosure to consumer.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																								Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Missing: There is generally no Assignee Liability.			TILA SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	CMLTI 2025-RP3_12094	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	3	1	1	3	[3] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (InitiXX/XX/XXXX016)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $64.20 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (7200)	Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Not signed and dated.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Valid change of circumstance or sufficient cure is missing.	Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	CMLTI 2025-RP3_12095	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX Disaster Name: XXXXXXXXXXXXXX Disaster Declaration Date: XX/XX/XXXX	1	3	[3] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (FinXX/XX/XXXX016)
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX015)
[2] Federal Compliance - RESPA - Initial Escrow Account statement Inaccurate: RESPA: Initial escrow account statement does not match charges on HUD-1/Final Closing Disclosure.	Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (
Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - RESPA - Initial Escrow Account statement Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TRID SOL Expired	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_12096	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Safe Harbor QM	3	3	[3] Income Documentation - Income Docs Missing:: Borrower: XXXXXXXXXXXXXXXXX, Borrower: XXXXXXXXXXXXXXXXX4506-T XXXX, 4506-T XXXX 4506-T XXXX, 4506-T XXXX [3] Income Documentation - Income documentation requirements not met.	The file is missing the signed and dated 4506-T form required by the AUS approval.	1	3	[3] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Safe Harbor QM.
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX016)
[2] Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.	Federal Compliance - Check Loan Designation Match - QM: The file is missing the signed and dated 4506-T form, causing the loan to waterfall through the QM Testing.
Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Creditor did not provide a copy of each valuation to applicant three business days prior to consummation.	Federal Compliance - Check Loan Designation Match - QM: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

																								Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA ATR/QM	C	C	C	C	C	B	C	B	C	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_12098	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Limited Cash-out GSE	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX Disaster Name: XXXXXXXXXXXXX Disaster Declaration Date: XX/XX/XXXX [3] Insufficient Coverage - The Hazard Insurance Policy Effective Date is after closing.: Hazard Insurance Policy Effective Date XX/XX/XXXX, Disbursement Date: XX/XX/XXXX			1				3	[3] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (FinXX/XX/XXXX016)	Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (FinXX/XX/XXXX016)		Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_12102	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Application / Processing - FEMA Disaster Issue: Property is located in a FEMA Disaster area and has not been inspected.: Disaster Name: XXXXXXXXXXXXXX XXXXXXXX,XXXXXXXXXXXXXXXXX Disaster Declaration Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX			1				1							-	C	C	C	C	C	A	A	A	A	A	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_12104	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Safe Harbor QM	3	3	[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX Disaster Name: XXXXXXXXX, XXXXXXXXXXXX Disaster Declaration Date: XX/XX/XXXX [3] Income Documentation - Income Docs Missing:: Borrower: XXXXXXXXXXXXXXXXX 4506-T XXXX [3] Income Documentation - Income documentation requirements not met.	The file is missing the signed and dated 4506-T form required by the AUS approval.	1	3	[3] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Safe Harbor QM.
[3] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (InitiXX/XX/XXXX016)
[3] Federal Compliance - TRID Lender Credit Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure:Zero Percent Fee Tolerance exceeded for Lender Credits. Final Lender Credit of $-1,101.42 exceeds tolerance of $-4,141.00. Insufficient or no cure was provided to the borrower. (9300)	Federal Compliance - Check Loan Designation Match - QM: The file is missing the signed and dated 4506-T form required by the AUS approval, causing the loan to waterfall through the QM Testing, resulting in a Loan Designation discrepancy.
Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Initial CD issued XX/XX/XXXX was not signed by the borrower, there is not evidence the borrower receive initial CD 3 business days prior to closing.
Federal Compliance - TRID Lender Credit Tolerance Violation Without Sufficient Cure Provided: Zero Percent Fee Tolerance exceeded for Lender Credits. Final Lender Credit of $-1,101.42 exceeds tolerance of $-4,141.00. Insufficient or no cure was provided to the borrower.	Federal Compliance - Check Loan Designation Match - QM: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Lender Credit Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TILA ATR/QM	C	C	C	C	C	B	C	B	C	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_12105	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Missing Document - E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement	1	3	[3] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.
[3] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee.  Fee Amount of $23.43 exceeds tolerance of $7.00.  Insufficient or no cure was provided to the borrower. (7520)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee.  Fee Amount of $502.00 exceeds tolerance of $0.00.  Insufficient or no cure was provided to the borrower. (7506)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $430.45 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (7200)	Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Credit Report fee was disclosed on initial Loan estimate as $7 but disclosed but final Closing Disclosure $23.43. File does not contain a valid COC for this fee, nor evidence of cure is provided in file.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Appraisal fee was disclosed on initial Loan estimate as $0 but disclosed but final Closing Disclosure $502. File does not contain a valid COC for this fee, nor evidence of cure is provided in file.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Loan Discount Points was disclosed on initial Loan estimate as $0 but disclosed but final Closing Disclosure $430.45. File does not contain a valid COC for this fee, nor evidence of cure is provided in file.	Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_12108	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	3	1	1	3	[3] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (FinXX/XX/XXXX016)
[3] Federal Compliance - TRID Initial Loan Estimate Timing Electronically Provided: TILA-RESPA Integrated Disclosure: Loan Estimate not delivered to Borrower(s) within three (3) business days of application. Initial Loan Estimate dated XX/XX/XXXX was electronically provided without or prior to borrower's consent to receive electronic disclosures. Failure to comply with the provisions of the E-Sign Act and failure to provide good faith estimate of fees timely may result in additional fee tolerance violations. (InitiXX/XX/XXXX016)
[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $51.76 exceeds tolerance of $28.00. Sufficient or excess cure was provided to the borrower at Closing. (7520)	Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.	REVIEWER - CURED COMMENT (2025-06-10): Sufficient Cure Provided At Closing	Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Initial Loan Estimate Timing Electronically Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	CMLTI 2025-RP3_12109	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX Disaster Name: XXXXX Disaster Declaration Date: XX/XX/XXXX	1	3	[3] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (FinXX/XX/XXXX016)
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX016)	Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Final Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.
																						Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: There is not evidence in the file that the borrower received a copy of the appraisal report at least three (3) business days prior to closing.		Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_12111	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	3	1	3	[3] Appraisal Data Integrity - Appraiser's license or certification was not active at the time of the appraisal.: Valuation Type: Appraisal / Valuation Report Date: XX/XX/XXXX	3	[3] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (InitiXX/XX/XXXX016)
[3] Federal Compliance - TRID Loan Estimate Timing: TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application. (InitiXX/XX/XXXX016)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Extension Fee.  Fee Amount of $825.00 exceeds tolerance of $0.00.  Insufficient or no cure was provided to the borrower. (7349)
[2] Federal Compliance - ECOA Appraisal Disclosure - ECOA Timing: ECOA - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure within 3 days of the loan application date.
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:SecondaXX/XX/XXXX016)
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX016)
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Client:388XX/XX/XXXX016)	Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.
Federal Compliance - TRID Loan Estimate Timing: Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Zero Percent Fee Tolerance exceeded for Extension Fee.  Fee Amount of $825.00 exceeds tolerance of $0.00.  Insufficient or no cure was provided to the borrower.
Federal Compliance - ECOA Appraisal Disclosure - ECOA Timing: File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure within 3 days of the loan application date.
Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation
Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.
Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Loan Estimate Timing: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	A	A	A	A	A	B	B	B	B	B	C	C	C	C	C	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_12112	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Investment	Refinance Rate/Term	N/A	3	3	[3] AUS Discrepancy / Guidelines Discrepancy - AUS/Guideline Findings: All conditions were not met [3] Application / Processing - Missing Document: AUS not provided	The loan is missing the final AUS approval associated with the DU Early Check Results.		1				1							-	C	C	C	C	C	A	A	A	A	A	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_12114	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Missing Document - E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement	1	3	[3] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (InitiXX/XX/XXXX016)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Lender Inspection Fee.  Fee Amount of $155.00 exceeds tolerance of $0.00.  Insufficient or no cure was provided to the borrower. (75130)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Application Fee. Fee Amount of $835.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (7306)	Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Closing Disclosure dated XX/XX/XXXX not provided to borrower 3 days prior to closing.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Valid cure document or Change of circumstance not provided.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Valid cure document or Change of circumstance not provided.	Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_12115	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Safe Harbor QM	3	3	[3] AUS Discrepancy / Guidelines Discrepancy - AUS/Guideline Findings: All conditions were not met [3] Missing Document - E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement [3] Application / Processing - Missing Document: AUS not provided	The file is missing the AUS.	1	3	[3] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Safe Harbor QM.
[3] Federal Compliance - TRID Lender Credit Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure:Zero Percent Fee Tolerance exceeded for Lender Credits.  Final Lender Credit of $-2,554.83 exceeds tolerance of $-3,706.00. Insufficient or no cure was provided to the borrower. (9300)
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX016)	Federal Compliance - Check Loan Designation Match - QM: The file is missing the AUS causing the loan to waterfall through the QM Testing, resulting in a Loan Designation discrepancy.
Federal Compliance - TRID Lender Credit Tolerance Violation Without Sufficient Cure Provided: Zero Percent Fee Tolerance exceeded for Lender Credits.  Final Lender Credit of $-2,554.83 exceeds tolerance of $-3,706.00. Insufficient or no cure was provided to the borrower.
Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: No evidence of appraisal being sent to borrower 3 days prior to closing.	Federal Compliance - Check Loan Designation Match - QM: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

																								Federal Compliance - TRID Lender Credit Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TILA ATR/QM	C	C	C	C	C	B	C	B	C	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_12116	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Missing Document - E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement [3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX Disaster Name: XXXXXXXXX, XXXXXXXXXXXX Disaster Declaration Date: XX/XX/XXXX	1	3	[3] Federal Compliance - TRID Additional 3-Day Waiting Period Timing Test – Regular Transaction: TILA-RESPA Integrated Disclosure – Most recent Closing Disclosure received at least 3 days prior to closing dated XX/XX/XXXX disclosed an inaccurate APR of XXXX% compared to the actual APR at consummation of XXXX% and a revised CD disclosing an accurate APR was not received by borrower at least three (3) business days prior to consummation.
[3] Federal Compliance - TRID Final Closing Disclosure APR: TILA-RESPA Integrated Disclosure - Loan Calculations:  APR of XXXX% on Final Closing Disclosure provided on XX/XX/XXXX is under-disclosed from the calculated APR of XXXX% outside of 0.125% tolerance. (FinXX/XX/XXXX016)
[3] Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on XX/XX/XXXX disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan.  The disclosed Finance Charge in the amount of $228,568.44 is under disclosed by $5,366.70 compared to the calculated Finance Charge of $233,935.14 which exceeds the $100.00 threshold (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated XX/XX/XXXX). (FinXX/XX/XXXX016)
[3] Federal Compliance - TRID Lender Credit Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure:Zero Percent Fee Tolerance exceeded for Lender Credits.  Final Lender Credit of $-4,217.53 exceeds tolerance of $-6,120.00. Insufficient or no cure was provided to the borrower. (9300)
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX016)	Federal Compliance - TRID Additional 3-Day Waiting Period Timing Test – Regular Transaction: Most recent Closing Disclosure received at least 3 days prior to closing dated XX/XX/XXXX disclosed an inaccurate APR of XXXX% compared to the actual APR at consummation of XXXX% and a revised CD disclosing an accurate APR was not received by borrower at least three (3) business days prior to consummation.
Federal Compliance - TRID Final Closing Disclosure APR: Loan Calculations: APR of XXXX% on Final Closing Disclosure provided on XX/XX/XXXX is under-disclosed from the calculated APR of XXXX% outside of 0.125% tolerance
Federal Compliance - TRID Final Closing Disclosure Finance Charge: Loan Calculations: Final Closing Disclosure provided on XX/XX/XXXX disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan. The disclosed Finance Charge in the amount of $228,568.44 is under disclosed by $5,366.70 compared to the calculated Finance Charge of $233,935.14 which exceeds the $100.00 threshold (fee amounts included in Finance Charge calculation are based on Closing
Federal Compliance - TRID Lender Credit Tolerance Violation Without Sufficient Cure Provided: Zero Percent Fee Tolerance exceeded for Lender Credits. Final Lender Credit of $-4,217.53 exceeds tolerance of $-6,120.00. Insufficient or no cure was provided to the borrower.
Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	REVIEWER - GENERAL COMMENT (2025-06-27): 1026.19(f)(1)(i) and (ii) require that the consumer receives accurate disclosures with the actual terms of the transaction at least three (3) specific/precise business days prior to consummation. If the APR disclosed on the initial CD becomes inaccurate as defined under 1026.22, revised disclosures with an accurate APR must be disclosed and a new 3-day waiting period prior to consummation provided. The APR on the most recent CD received 3 days prior to consummation (XXXX%) changed more than the 0.125%(regular transaction) threshold compared to the actual/calculated APR at consummation (XXXX%) and a revised disclosure with accurate APR was not received by the consumer at least 3 business days prior to consummation.	Federal Compliance - TRID Additional 3-Day Waiting Period Timing Test – Regular Transaction: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure APR: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Lender Credit Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_12117	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Temporary SHQM (GSE/Agency Eligible)	3	1				1				3	[3] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.			Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.			TILA SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	CMLTI 2025-RP3_12118	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	3	1				1				3	[3] Federal Compliance - TRID Lender Credit Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure:Zero Percent Fee Tolerance exceeded for Lender Credits. Final Lender Credit of $-2,592.45 exceeds tolerance of $-2,850.00. Insufficient or no cure was provided to the borrower. (9300)	Federal Compliance - TRID Lender Credit Tolerance Violation Without Sufficient Cure Provided: Valid cure document or Change of circumstance not provided.		Federal Compliance - TRID Lender Credit Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	CMLTI 2025-RP3_12120	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Investment	Refinance Rate/Term	N/A	3	3	[3] Missing Document - E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement			1				1							-	C	C	C	C	C	A	A	A	A	A	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_12121	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Missing Document - E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement	1	3	[3] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $1,175.27 exceeds tolerance of $810.00 plus 10% or $891.00. Insufficient or no cure was provided to the borrower. (0)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $561.65 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (7200)	Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: Ten Percent Fee Tolerance exceeded. Total amount of $1,175.27 exceeds tolerance of $810.00 plus 10% or $891.00.
																						Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $561.65 exceeds tolerance of $0.00.		Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_12123	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	2	1				1				2	[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule (Dodd-Frank 2014): List of Homeownership Counseling Organizations not provided to applicant within three (3) business days of application.	Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: List of Homeownership Counseling Organizations provided on XX/XX/XXXX and Application date is XX/XX/XXXX		Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	CMLTI 2025-RP3_12124	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Investment	Refinance Rate/Term	N/A	3	3	[3] Missing Document - E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement [3] Income Documentation - Income Docs Missing:: Borrower: XXXXXXXXXXXXXXXXX VVOE - Employment Only [3] Income Documentation - Income documentation requirements not met.	The employment verification required by the program is missing from the loan file.		1				1							-	C	C	C	C	C	A	A	A	A	A	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_12132	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Investment	Refinance Rate/Term	N/A	3	3	[3] Mortgage / Program Eligibility - AUS Findings: Investor qualifying total debt ratio discrepancy.: Calculated investor qualifying total debt ratio of XX.XX%exceeds AUS total debt ratio of 32.91000%. [3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX Disaster Name: XXXXX Disaster Declaration Date: XX/XX/XXXX [3] Income Documentation - REO Documents are missing.: Address: XXXXXXXXXXXXXXXX Lease Agreement	Calculated investor qualifying total debt ratio of XX.XX%exceeds AUS total debt ratio of 32.91% due to incomplete rental documentation of REO properties.		1				1							-	C	C	C	C	C	A	A	A	A	A	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_12133	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	3	3	[3] AUS Discrepancy / Guidelines Discrepancy - AUS/Guideline Findings: All conditions were not met [3] Missing Document - E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement [3] Application / Processing - FEMA Disaster Issue: Property is located in a FEMA Disaster area and has not been inspected.: Disaster Name: XXXXX Disaster Declaration Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX [3] Insurance Analysis - Insufficient Coverage: Hazard insurance coverage amount is insufficient. [3] Appraisal Documentation - Missing Document: Appraisal not provided	An Appraisal was missing from the file and was required per AUS/DU. Using the coverage listed on the insurance binder, the coverage shortage is $125,000.00.	1	3	[3] Federal Compliance - Appendix Q Liabilities - Less than 10 Months: Unable to determine compliance with Appendix Q liabilities requirements due to missing information.
[3] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Non QM.
[3] Federal Compliance - TRID Initial Loan Estimate Timing Electronically Provided: TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application. (InitiXX/XX/XXXX016)
[3] Federal Compliance - TRID Lender Credit Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure:Zero Percent Fee Tolerance exceeded for Lender Credits.  Final Lender Credit of $0.00 exceeds tolerance of $-5,000.00. Insufficient or no cure was provided to the borrower. (9300)
[3] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $2,434.44 exceeds tolerance of $1,695.00 plus 10% or $1,864.50.  Insufficient or no cure was provided to the borrower. (0)
[2] Federal Compliance - QM Employment History - Current and/or Previous Employment Documentation lacks Date Info: Qualified Mortgage (Dodd-Frank 2014): Missing Employment Dates to verify two years employment history for current and/or prior employment. (Lap/Nguyen/15399327)
[2] Federal Compliance - TRID Final Closing Disclosure Other Includes Insurance Costs: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on XX/XX/XXXX disclosed whether Homeowners insurance is included in escrow in incorrect section. Creditor disclosed insurance to consumer in “Other” section where regulation requires disclosure under “Homeowner’s Insurance” section of Projected Payments table. Disclosure requirement met, non-material exception for incorrect format/placement. (FinXX/XX/XXXX016)	Federal Compliance - Appendix Q Liabilities - Less than 10 Months: An Appraisal is missing, causing the loan to waterfall through the QM Testing.
Federal Compliance - Check Loan Designation Match - QM: An Appraisal is missing, causing the loan to waterfall through the QM Testing, resulting in a Loan Designation discrepancy.
Federal Compliance - TRID Lender Credit Tolerance Violation Without Sufficient Cure Provided: Zero Percent Fee Tolerance exceeded for Lender Credits.  Final Lender Credit of $0.00 exceeds tolerance of $-5,000.00. Insufficient or no cure was provided to the borrower.
Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: Ten Percent Fee Tolerance exceeded. Total amount of $2,434.44 exceeds tolerance of $1,695.00 plus 10% or $1,864.50.  Insufficient or no cure was provided to the borrower.
Federal Compliance - QM Employment History - Current and/or Previous Employment Documentation lacks Date Info: An Appraisal is missing, causing the loan to waterfall through the QM Testing.
Federal Compliance - TRID Final Closing Disclosure Other Includes Insurance Costs: Final Closing Disclosure provided on XX/XX/XXXX disclosed whether Homeowners insurance is included in escrow in incorrect section.	Federal Compliance - Check Loan Designation Match - QM: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

Federal Compliance - TRID Initial Loan Estimate Timing Electronically Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Lender Credit Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Final Closing Disclosure Other Includes Insurance Costs: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.			TILA ATR/QM	D	D	D	D	D	C	C	C	C	C	A	A	A	A	A	D	D	D	D	D
XXXX	XXXX	CMLTI 2025-RP3_12134	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Missing Document - E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement [3] Mortgage / Program Eligibility - Missing Document: Note - Subordinate Lien not provided			1				2	[2] State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan.			State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided): Exceptions occurring more than 6 years ago may be outside the states statute of limitations. Due to the potential remedies available to a court, this exception carries elevated risk to an assignee during the initial 6 years after occurrence of the violation. After the expiration of this 6 year period, the exception retains risk for claims raised as a defense to foreclosure, but not at the same level as during the initial 6 years for affirmative claims.			-	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_12135	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX Disaster Name: XXXXXXXXXXXXXX Disaster Declaration Date: XX/XX/XXXX	1	3	[3] Federal Compliance - TILA NMLSR - Originator Company Not Licensed at time of Application: Truth in Lending Act (NMLSR Dodd- Frank 2014): Loan Originator Organization not NMLS licensed or registered at time of application.
[3] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (FinXX/XX/XXXX016)
[3] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $1,473.35 exceeds tolerance of $100.00 plus 10% or $110.00.  Insufficient or no cure was provided to the borrower. (0)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee.  Fee Amount of $40.52 exceeds tolerance of $30.00.  Insufficient or no cure was provided to the borrower. (7520)
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX016)	Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.
Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: Total amount of $1,473.35 exceeds tolerance of $100.00 plus 10% or $110.00. Insufficient or no cure was provided to the borrower
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Fee Amount of $40.52 exceeds tolerance of $30.00. Insufficient or no cure was provided to the borrower.
Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: No evidence in file of when the borrower received a copy of the appraisal.	Federal Compliance - TILA NMLSR - Originator Company Not Licensed at time of Application: "Assignee Liability: Civil actions that may be brought against a creditor may be maintained against any assignee only if the violation is apparent on the face of the disclosure or other documents assigned, except where the assignment was voluntary. This civil liability may include $4,000, in the case of an individual transaction, or the lesser of $500,000 or 1% of the creditor's net worth in the case of a class action (effectiveXX/XX/XXXXthis amount increases to the lesser of $1,000,000 or 1%), as well as actual damages, court costs, and attorneys' fees. For an anti-steering violation, the creditor may also be liable in an amount equal to the sum of all finance charges and fees paid by the consumer, unless the creditor demonstrates the failure to comply is not material. Notwithstanding any other provision of law, when a creditor, assignee, or other holder or anyone acting on behalf of the creditor, assignee, or holder, initiates a judicial or nonjudicial foreclosure of the residential mortgage loan, or any other action to collect the debt in connection with such loan, a consumer may assert a violation as a matter of defense by recoupment or set off without regard for the time limit on a private action for damages.
EffectiveXX/XX/XXXX in addition to the aforementioned, the individual Loan Originator could be liable for statutory damages. The maximum liability is the greater of actual damages or 3 times the loan originator's compensation or gain, plus the cost to the consumer of the action. The Dodd-Frank Act extended the statute of limitations on TILA violations to 3 years from the date of the violation."

Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_12136	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Missing Document - E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement	1	3	[3] Federal Compliance - TRID Lender Credit Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure:Zero Percent Fee Tolerance exceeded for Lender Credits. Final Lender Credit of $0.00 exceeds tolerance of $-522.00. Insufficient or no cure was provided to the borrower. (9300)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax.  Fee Amount of $570.35 exceeds tolerance of $569.00.  Insufficient or no cure was provided to the borrower. (8304)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $311.10 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (7200)	Federal Compliance - TRID Lender Credit Tolerance Violation Without Sufficient Cure Provided: Final Lender Credit of $0.00 exceeds tolerance of $-522.00. Insufficient or no cure was provided to the borrower.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Fee Amount of $570.35 exceeds tolerance of $569.00. Insufficient or no cure was provided to the borrower
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Fee Amount of $311.10 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower.	Federal Compliance - TRID Lender Credit Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_12137	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Application / Processing - FEMA Disaster Issue: Property is located in a FEMA Disaster area and has not been inspected.: Disaster Name: XXXXXXXXXXXXX Disaster Declaration Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX	1	3	[3] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (InitiXX/XX/XXXX016)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax.  Fee Amount of $57.50 exceeds tolerance of $53.00.  Insufficient or no cure was provided to the borrower. (8304)
[2] State Compliance - Maryland Counseling Agencies Disclosure Not in File: Maryland HB1399 - No evidence of required counseling disclosure language per Maryland HB 1399.	Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Initial CD Issued less than 6 days prior to closing
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Transfer Tax in closing disclosure is $57.50. No valid change circumstance in file.	Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

																								State Compliance - Maryland Counseling Agencies Disclosure Not in File: HB 1399 does not contain express provisions for assignee liability.			TRID SOL Expired	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_12140	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	3	1	1	3	[3] Federal Compliance - TILA NMLSR - Originator Company NMLS information on documents does not match NMLS website: Truth in Lending Act (NMLSR Dodd- Frank 2014): Loan Originator Organization NMLS information on loan documents does not match NMLS.
[3] Federal Compliance - TILA NMLSR - Individual Originator License Status Not Approved: Truth in Lending Act (NMLSR Dodd- Frank 2014): Individual Loan Originator not licensed to conduct loan origination activities.
[3] Federal Compliance - TILA NMLSR - Originator Company License Status Not Approved: Truth in Lending Act (NMLSR Dodd- Frank 2014): Loan Originator Organization not licensed to conduct loan origination activities.
[3] Federal Compliance - TILA NMLSR - Individual Originator NMLS information on documents does not match NMLS website: Truth in Lending Act (NMLSR Dodd- Frank 2014): Individual Loan Originator NMLSR information on loan documents does not match NMLSR.
[2] State Compliance - Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Retained by Lender): Ohio Consumer Sales Practices Act: Acknowledgement of Receipt of Home Mortgage Loan Information Document not retained by lender.
[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure - 1026.19(f)(2) Cure: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Waiver. Fee Amount of $75.00 exceeds tolerance of $0.00. Sufficient or excess cure was provided to the borrower. (7549)	REVIEWER - CURED COMMENT (2025-06-06): Sufficient Cure Provided within 60 Days of Closing	Federal Compliance - TILA NMLSR - Originator Company NMLS information on documents does not match NMLS website: Assignee Liability: Civil actions that may be brought against a creditor may be maintained against any assignee only if the violation is apparent on the face of the disclosure or other documents assigned, except where the assignment was voluntary. This civil liability may include $4,000, in the case of an individual transaction, or the lesser of $500,000 or 1% of the creditor's net worth in the case of a class action (effectiveXX/XX/XXXXthis amount increases to the lesser of $1,000,000 or 1%), as well as actual damages, court costs, and attorneys' fees. For an anti-steering violation, the creditor may also be liable in an amount equal to the sum of all finance charges and fees paid by the consumer, unless the creditor demonstrates the failure to comply is not material. Notwithstanding any other provision of law, when a creditor, assignee, or other holder or anyone acting on behalf of the creditor, assignee, or holder, initiates a judicial or nonjudicial foreclosure of the residential mortgage loan, or any other action to collect the debt in connection with such loan, a consumer may assert a violation as a matter of defense by recoupment or set off without regard for the time limit on a private action for damages.
EffectiveXX/XX/XXXX in addition to the aforementioned, the individual Loan Originator could be liable for statutory damages. The maximum liability is the greater of actual damages or 3 times the loan originator's compensation or gain, plus the cost to the consumer of the action. The Dodd-Frank Act extended the statute of limitations on TILA violations to 3 years from the date of the violation.

Federal Compliance - TILA NMLSR - Individual Originator NMLS information on documents does not match NMLS website: Assignee Liability:  Civil actions that may be brought against a creditor may be maintained against any assignee only if the violation is apparent on the face of the disclosure or other documents assigned, except where the assignment was voluntary.  This civil liability may include $4,000, in the case of an individual transaction, or the lesser of $500,000 or 1% of the creditor's net worth in the case of a class action (effectiveXX/XX/XXXXthis amount increases to the lesser of $1,000,000 or 1%), as well as actual damages, court costs, and attorneys' fees.  For an anti-steering violation, the creditor may also be liable in an amount equal to the sum of all finance charges and fees paid by the consumer, unless the creditor demonstrates the failure to comply is not material.  Notwithstanding any other provision of law, when a creditor, assignee, or other holder or anyone acting on behalf of the creditor, assignee, or holder, initiates a judicial or nonjudicial foreclosure of the residential mortgage loan, or any other action to collect the debt in connection with such loan, a consumer may assert a violation as a matter of defense by recoupment or set off without regard for the time limit on a private action for damages.
EffectiveXX/XX/XXXX in addition to the aforementioned, the individual Loan Originator could be liable for statutory damages. The maximum liability is the greater of actual damages or 3 times the loan originator's compensation or gain, plus the cost to the consumer of the action. The Dodd-Frank Act extended the statute of limitations on TILA violations to 3 years from the date of the violation.

State Compliance - Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Retained by Lender): The Consumer Sales Practices Act (CSPA) generally does not provide for assignee liability. The Act provides that no claim or defense may be asserted under the Act by the Attorney General or any consumer against a purchaser or assignee of a mortgage loan for value for any action under the statute unless: (a) the violation was committed by the purchaser or assignee; or (b) the assignee or purchaser is affiliated by common control with the seller of the loan at the time the loan was purchased or assigned.
																								The CSPA gives authority to the Office to bring class actions, grant injunctions, and levy monetary fines. Additionally, the CSPA provides borrowers with a private right of action. Therefore, it is possible that any action commenced under the CSPA could result in reputational damage. Moreover, note that since the borrower is allowed to seek equitable remedies in a court of law as part of the private right of action, a court could reform the loan terms which could impact purchasers. Therefore, if the seller cannot be compelled to repurchase the loan, the assignee could face exposure.			TILA SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	CMLTI 2025-RP3_12141	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Missing Document - E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement	1	3	[3] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (FinXX/XX/XXXX016)
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX016)
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Client:383XX/XX/XXXX016)
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Wire / Funding / Disbursement Fee. Fee Amount of $35.00 exceeds tolerance of $0.00. Sufficient or excess cure was provided to the borrower at Closing. (77204)	Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Initial CD Issued less than 6 days prior to closing and received by the borrower less than 3 business days prior to closing.
Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Proof of Appraisal delivery report is missing in file for Appraisal Report date XX/XX/XXXX.
																						Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Proof of Appraisal delivery report is missing in file for Appraisal Report date XX/XX/XXXX.	REVIEWER - CURED COMMENT (2025-06-06): Sufficient Cure Provided At Closing	Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_12142	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	3	1	1	3	[3] Federal Compliance - TILA NMLSR - Individual Originator License Status Not Approved: Truth in Lending Act (NMLSR Dodd- Frank 2014): Individual Loan Originator not licensed to conduct loan origination activities.
[3] Federal Compliance - TILA NMLSR - Individual Originator NMLS information on documents does not match NMLS website: Truth in Lending Act (NMLSR Dodd- Frank 2014): Individual Loan Originator NMLSR information on loan documents does not match NMLSR.	Federal Compliance - TILA NMLSR - Individual Originator NMLS information on documents does not match NMLS website: Assignee Liability: Civil actions that may be brought against a creditor may be maintained against any assignee only if the violation is apparent on the face of the disclosure or other documents assigned, except where the assignment was voluntary. This civil liability may include $4,000, in the case of an individual transaction, or the lesser of $500,000 or 1% of the creditor's net worth in the case of a class action (effectiveXX/XX/XXXXthis amount increases to the lesser of $1,000,000 or 1%), as well as actual damages, court costs, and attorneys' fees. For an anti-steering violation, the creditor may also be liable in an amount equal to the sum of all finance charges and fees paid by the consumer, unless the creditor demonstrates the failure to comply is not material. Notwithstanding any other provision of law, when a creditor, assignee, or other holder or anyone acting on behalf of the creditor, assignee, or holder, initiates a judicial or nonjudicial foreclosure of the residential mortgage loan, or any other action to collect the debt in connection with such loan, a consumer may assert a violation as a matter of defense by recoupment or set off without regard for the time limit on a private action for damages.
																								EffectiveXX/XX/XXXX in addition to the aforementioned, the individual Loan Originator could be liable for statutory damages. The maximum liability is the greater of actual damages or 3 times the loan originator's compensation or gain, plus the cost to the consumer of the action. The Dodd-Frank Act extended the statute of limitations on TILA violations to 3 years from the date of the violation.			TILA SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	CMLTI 2025-RP3_12145	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	3	1	1	3	[3] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (FinXX/XX/XXXX016)
[3] Federal Compliance - TRID Lender Credit Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure:Zero Percent Fee Tolerance exceeded for Lender Credits.  Final Lender Credit of $-431.04 exceeds tolerance of $-603.00. Insufficient or no cure was provided to the borrower. (9300)
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX016)	Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.
Federal Compliance - TRID Lender Credit Tolerance Violation Without Sufficient Cure Provided: Final Lender Credit of $-431.04 exceeds tolerance of $-603.00. Insufficient or no cure was provided to the borrower. (9300)
Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Verification appraisal was delivered to borrower was not provided.	Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Lender Credit Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	CMLTI 2025-RP3_12149	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Investment	Purchase	N/A	3	3	[3] Income Documentation - REO Documents are missing.: Address: XXXXXXXXXXXXXXXXnsurance Verification, Statement, Tax Verification [2] General Appraisal Requirements - Incorrect Appraisal Form type: Appraisal Form 1025/72 used for incorrect Subject property type.: Valuation Type: Appraisal / Valuation Report Date: XX/XX/XXXX Single Family Detached	Appraisal form type is 1025 and property type is Single Family Detached.		1				2	[2] Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:PrimaXX/XX/XXXX016)	Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): Proof of appraisal delivery not provided.		Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): There is generally no Assignee Liability.			-	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_12150	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Limited Cash-out GSE	Temporary SHQM (GSE/Agency Eligible)	2	1				1				2	[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX016)	Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Appraisal report dated XX/XX/XXXX missing evidence of receipt.					-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	CMLTI 2025-RP3_12155	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX Disaster Name: XXXXXXXXXXXXXXX Disaster Declaration Date: XX/XX/XXXX [2] Asset Calculation / Analysis - Available for Closing is insufficient to cover Cash From Borrower.: Documented qualifying Assets for Closing of $XXXX is less than Cash From Borrower $XXXX.	Documented qualifying Assets for Closing of $XXXX is less than Cash From Borrower $XXXX.	1	3	[3] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (FinXX/XX/XXXX016)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Re-Inspection Fee.  Fee Amount of $150.00 exceeds tolerance of $0.00.  Insufficient or no cure was provided to the borrower. (75103)
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX016)
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Client:383XX/XX/XXXX016)	Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Loan Discount Points Fee was disclosed as $300.00 on initial LE but disclosed as $150.00 on Final Closing Disclosure. File does not contain a valid COC for this fee, nor evidence of cure in file.
Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX016)
Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Client:383XX/XX/XXXX016)	Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_12156	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Investment	Refinance Rate/Term	N/A	3	3	[3] Missing Document - E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement			1				1							-	C	C	C	C	C	A	A	A	A	A	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_12157	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Missing Document - E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement	1	3	[3] Federal Compliance - TILA NMLSR - Individual Originator License Status Not Approved: Unable to test Individual Loan Originator license status due to missing information.
[3] Federal Compliance - Federal Loan Originator Compensation - Individual LO Not NMLS Licensed at Time of Application: Unable to test Loan Originator license due to missing information.
[3] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (FinXX/XX/XXXX016)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax.  Fee Amount of $257.91 exceeds tolerance of $248.00.  Insufficient or no cure was provided to the borrower. (8304)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $576.62 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (7200)	Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (FinXX/XX/XXXX016)
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of $257.91 exceeds tolerance of $248.00. Insufficient or no cure was provided to the borrower.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $576.62 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower.	Federal Compliance - Federal Loan Originator Compensation - Individual LO Not NMLS Licensed at Time of Application: "Assignee Liability: Civil actions that may be brought against a creditor may be maintained against any assignee only if the violation is apparent on the face of the disclosure or other documents assigned, except where the assignment was involuntary. This civil liability may include $4,000, in the case of an individual transaction, or the lesser of $500,000 or 1% of the creditor's net worth in the case of a class action (effectiveXX/XX/XXXXthis amount increases to the lesser of $1,000,000 or 1%), as well as actual damages, court costs, and attorneys' fees. For an anti-steering violation, the creditor may also be liable in an amount equal to the sum of all finance charges and fees paid by the consumer, unless the creditor demonstrates the failure to comply is not material. Notwithstanding any other provision of law, when a creditor, assignee, or other holder or anyone acting on behalf of the creditor, assignee, or holder, initiates a judicial or nonjudicial foreclosure of the residential mortgage loan, or any other action to collect the debt in connection with such loan, a consumer may assert a violation as a matter of defense by recoupment or set off without regard for the time limit on a private action for damages.
EffectiveXX/XX/XXXX in addition to the aforementioned, the individual Loan Originator could be liable for statutory damages. The maximum liability is the greater of actual damages or 3 times the loan originator's compensation or gain, plus the cost to the consumer of the action. The Dodd-Frank Act extended the statute of limitations on TILA violations to 3 years from the date of the violation."

Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_12161	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX Disaster Name: XXXXXXXXXXX Disaster Declaration Date: XX/XX/XXXX			1				1							-	C	C	C	C	C	A	A	A	A	A	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_12162	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Missing Document - E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement [3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX Disaster Name: XXXXXXXXXXXXXXX Disaster Declaration Date: XX/XX/XXXX [3] Income Documentation - REO Documents are missing.: Address: XXXXXXXXXXXXXXXX Statement	1	3	[3] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (InitiXX/XX/XXXX016)
[3] Federal Compliance - TRID Interim Closing Disclosure Timing Test: TILA-RESPA Integrated Disclosure – Corrected Closing Disclosure provided on or after XX/XX/XXXX contains a change in APR and a complete Closing Disclosure was not received by borrower at least three (3) business days prior to consummation
[3] Federal Compliance - TRID Lender Credit Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure:Zero Percent Fee Tolerance exceeded for Lender Credits.  Final Lender Credit of $0.00 exceeds tolerance of $-392.00. Insufficient or no cure was provided to the borrower. (9300)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Origination Fee.  Fee Amount of $1,920.30 exceeds tolerance of $0.00.  Insufficient or no cure was provided to the borrower. (7325)
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX016)	Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.
Federal Compliance - TRID Lender Credit Tolerance Violation Without Sufficient Cure Provided: Zero Percent Fee Tolerance exceeded for Lender Credits.  Final Lender Credit of $0.00 exceeds tolerance of $-392.00. Insufficient or no cure was provided to the borrower.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Zero Percent Fee Tolerance exceeded for Loan Origination Fee.  Fee Amount of $1,920.30 exceeds tolerance of $0.00.  Insufficient or no cure was provided to the borrower.
Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Interim Closing Disclosure Timing Test: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Lender Credit Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_12164	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Safe Harbor QM	3	3	[3] AUS Discrepancy / Guidelines Discrepancy - AUS/Guideline Findings: All conditions were not met [3] Application / Processing - FEMA Disaster Issue: Property is located in a FEMA Disaster area and has not been inspected.: Disaster Name: XXXXXXXXXXXXXX XXXXXXXXXXXXXXXX Disaster Declaration Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX [3] Application / Processing - Missing Document: AUS not provided	Loan is missing AUS approval.	1	3	[3] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Safe Harbor QM.
[3] Federal Compliance - TRID Loan Estimate Timing: TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application. (InitiXX/XX/XXXX016)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Property Inspection Fee.  Fee Amount of $75.00 exceeds tolerance of $0.00.  Insufficient or no cure was provided to the borrower. (73130)
[2] Federal Compliance - ECOA Appraisal Disclosure - ECOA Timing: ECOA - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure within 3 days of the loan application date.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule (Dodd-Frank 2014): List of Homeownership Counseling Organizations not provided to applicant within three (3) business days of application.	Federal Compliance - Check Loan Designation Match - QM: The AUS approval is missing from the loan file, causing the loan to waterfall through the QM Testing.
Federal Compliance - TRID Loan Estimate Timing: Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Property Inspection Fee was not disclosed on Loan Estimate.  File does not contain a valid COC for this fee, nor evidence of cure.
Federal Compliance - ECOA Appraisal Disclosure - ECOA Timing: Verification appraisal was delivered to borrower was not provided.
Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: List of Homeownership Counseling Organizations not provided to applicant within three (3) business days of application.	Federal Compliance - Check Loan Designation Match - QM: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

Federal Compliance - TRID Loan Estimate Timing: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																								Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA ATR/QM	C	C	C	C	C	B	C	B	C	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_12166	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Limited Cash-out GSE	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Insurance Analysis - Insufficient Coverage: Hazard insurance coverage amount is insufficient.	Using the coverage listed on the insurance binder, the coverage shortage is $20,220.80	1	3	[3] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (InitiXX/XX/XXXX016)
[3] Federal Compliance - TRID Revised Loan Estimate Timing Before Closing: TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on XX/XX/XXXX not received by borrower at least four (4) business days prior to closing. (InterXX/XX/XXXX016)
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:SecondaXX/XX/XXXX016)
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX016)	Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: InitialXX/XX/XXXX Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.
Federal Compliance - TRID Revised Loan Estimate Timing Before Closing: Revised Loan Estimate provided on XX/XX/XXXX not received by borrower at least four (4) business days prior to closing.
Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.
Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Appraisal delivery receipt is not provided.	Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Revised Loan Estimate Timing Before Closing: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_12169	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Non QM	3	1	1	3	[3] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Non QM.
[3] Federal Compliance - Overtime Bonus Method of Calculation: Qualified Mortgage (Dodd-Frank 2014): Significant income variation requires a period of more than two (2) years when calculating the average Overtime/Bonus income. (XXXX,XXXX XXXX Llc/Overtime)
[3] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (InitiXX/XX/XXXX016)
[3] Federal Compliance - TRID Lender Credit Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure:Zero Percent Fee Tolerance exceeded for Lender Credits.  Final Lender Credit of $0.00 exceeds tolerance of $-52.00. Insufficient or no cure was provided to the borrower. (9300)
[3] Federal Compliance - TRID Revised Loan Estimate Timing Before Closing: TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on XX/XX/XXXX not received by borrower at least four (4) business days prior to closing. (InterXX/XX/XXXX016)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Tax Service Fee (Life Of Loan).  Fee Amount of $65.00 exceeds tolerance of $0.00.  Insufficient or no cure was provided to the borrower. (77140)
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX016)
[2] Federal Compliance - RESPA - Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower.	Federal Compliance - Check Loan Designation Match - QM: The loan was manually underwritten, causing the loan to waterfall through the QM Testing, resulting in a Loan Designation discrepancy.
Federal Compliance - Overtime Bonus Method of Calculation: The loan was manually underwritten, causing the loan to waterfall through the QM Testing.
Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Initial Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.
Federal Compliance - TRID Lender Credit Tolerance Violation Without Sufficient Cure Provided: Zero Percent Fee Tolerance exceeded for Lender Credits. Final Lender Credit of $0.00 exceeds tolerance of $-52.00. No cure was provided to the borrower.
Federal Compliance - TRID Revised Loan Estimate Timing Before Closing: Loan Estimate provided on XX/XX/XXXX not received by borrower at least four (4) business days prior to closing.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Zero Percent Fee Tolerance exceeded for Tax Service Fee (Life of Loan). Fee Amount of $65.00 exceeds tolerance of $0.00. No cure was provided to the borrower.
Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Appraisal delivery receipt is not provided.	Federal Compliance - Check Loan Designation Match - QM: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Lender Credit Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Revised Loan Estimate Timing Before Closing: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - RESPA - Initial Escrow Account Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA ATR/QM	A	A	A	A	A	C	C	C	C	C	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_12170	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Missing Document - E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement [3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX Disaster Name: XXXXXXXXXXXXXXX Disaster Declaration Date: XX/XX/XXXX	1	3	[3] Federal Compliance - TRID Final Closing Disclosure Property Taxes Included In Escrow: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on XX/XX/XXXX incorrectly disclosed whether property taxes are included in escrow. (FinXX/XX/XXXX016)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Endorsement Fee. Fee Amount of $75.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (7564)	Federal Compliance - TRID Final Closing Disclosure Property Taxes Included In Escrow: Final CD reflects no property tax being escrowed on page one but does show an escrow breakdown on page two.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Title - Endorsement Fee was not disclosed on Loan Estimate. File does not contain a valid COC for this fee, nor evidence of cure.	Federal Compliance - TRID Final Closing Disclosure Property Taxes Included In Escrow: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_12173	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Missing Document - E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement
[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: XX/XX/XXXX
Disaster End Date: XX/XX/XXXX
Disaster Name: XXXXXXXXX, XXXXXXXX, XXXXXXXXXXXX
Disaster Declaration Date: XX/XX/XXXX
[3] Insurance Analysis - Insufficient Coverage: Hazard insurance coverage amount is insufficient.
													[3] Insufficient Coverage - The Hazard Insurance Policy effective date is after the funds disbursed.: Hazard Insurance Policy Effective Date XX/XX/XXXX; Disbursement Date: XX/XX/XXXX; Note Date: XX/XX/XXXX; Transaction Date: XX/XX/XXXX	Using the coverage listed on the insurance binder, the coverage shortage is $61,119.20.		1				3	[3] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (FinXX/XX/XXXX016)	Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (FinXX/XX/XXXX016)		Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_12175	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Investment	Refinance Rate/Term	N/A	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	CMLTI 2025-RP3_12178	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX Disaster Name: XXXXXXXXXXXXXXX Disaster Declaration Date: XX/XX/XXXX			1				3	[3] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (InitiXX/XX/XXXX016)	Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.		Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_12179	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX Disaster Name: XXXXXXXXXXXXXX XXXXXXXXXXXX Disaster Declaration Date: XX/XX/XXXX			1				1							-	C	C	C	C	C	A	A	A	A	A	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_12181	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	3	1	1	3	[3] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (InitiXX/XX/XXXX016)
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:SecondaXX/XX/XXXX016)
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX016)	Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing
Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: No evidence of appraisal being sent to borrower 3 days prior to closing.
																						Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: No evidence of appraisal being sent to borrower 3 days prior to closing.		Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	CMLTI 2025-RP3_12183	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Missing Document - E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement	1	3	[3] Federal Compliance - TILA NMLSR - Individual Originator NMLS information on documents does not match NMLS website: Truth in Lending Act (NMLSR Dodd- Frank 2014): Individual Loan Originator NMLSR information on loan documents does not match NMLSR.
[2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.	Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.	Federal Compliance - TILA NMLSR - Individual Originator NMLS information on documents does not match NMLS website: Assignee Liability: Civil actions that may be brought against a creditor may be maintained against any assignee only if the violation is apparent on the face of the disclosure or other documents assigned, except where the assignment was voluntary. This civil liability may include $4,000, in the case of an individual transaction, or the lesser of $500,000 or 1% of the creditor's net worth in the case of a class action (effectiveXX/XX/XXXXthis amount increases to the lesser of $1,000,000 or 1%), as well as actual damages, court costs, and attorneys' fees. For an anti-steering violation, the creditor may also be liable in an amount equal to the sum of all finance charges and fees paid by the consumer, unless the creditor demonstrates the failure to comply is not material. Notwithstanding any other provision of law, when a creditor, assignee, or other holder or anyone acting on behalf of the creditor, assignee, or holder, initiates a judicial or nonjudicial foreclosure of the residential mortgage loan, or any other action to collect the debt in connection with such loan, a consumer may assert a violation as a matter of defense by recoupment or set off without regard for the time limit on a private action for damages.
EffectiveXX/XX/XXXX in addition to the aforementioned, the individual Loan Originator could be liable for statutory damages. The maximum liability is the greater of actual damages or 3 times the loan originator's compensation or gain, plus the cost to the consumer of the action. The Dodd-Frank Act extended the statute of limitations on TILA violations to 3 years from the date of the violation.

																								Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.			TILA SOL Expired	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_12185	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Missing Document - E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement [3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX Disaster Name: XXXXX XXXXXXXXX Disaster Declaration Date: XX/XX/XXXX			1				1							-	C	C	C	C	C	A	A	A	A	A	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_12186	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Investment	Refinance Rate/Term	N/A	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	CMLTI 2025-RP3_12189	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Non QM	3	3	[3] AUS Discrepancy / Guidelines Discrepancy - AUS/Guideline Findings: All conditions were not met [3] Application / Processing - Missing Document: AUS not provided [3] General - Valuation address does not match Note address.: Valuation Type: Appraisal / Valuation Report Date: XX/XX/XXXX	The loan is missing the final AUS approval associated with the DU Early Check Results. Address discrepancy: The Note lists property address (city) as XXXXXXXXXXXXXXXX however, the 1004 appraisal lists property address city as XXXXXXXXXXXXXXXX.	1	3	[3] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Non QM.
[3] Federal Compliance - QM DTI: Qualified Mortgage (Dodd-Frank 2014): Total Debt to Income Ratio exceeds 43% and the images do not provide evidence loan is eligible for purchase, guarantee or insurance by the appropriate agency.
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax.  Fee Amount of $25.00 exceeds tolerance of $10.00.  Insufficient or no cure was provided to the borrower. (8304)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Lender's Title Insurance.  Fee Amount of $425.34 exceeds tolerance of $421.00.  Insufficient or no cure was provided to the borrower. (7567)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Bringdown/Rundown Fee.  Fee Amount of $75.00 exceeds tolerance of $0.00.  Insufficient or no cure was provided to the borrower. (75221)
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX016)
[2] State Compliance - Maryland Counseling Agencies Disclosure Not in File: Maryland HB1399 - No evidence of required counseling disclosure language per Maryland HB 1399.
[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of $25.00 exceeds tolerance of $10.00. Sufficient or excess cure was provided to the borrower at Closing. (8304)	Federal Compliance - Check Loan Designation Match - QM: The loan is missing the final AUS approval associated with the DU Early Check Results, causing the loan to waterfall through the QM Testing.
Federal Compliance - QM DTI: The loan is missing the final AUS approval associated with the DU Early Check Results, causing the loan to waterfall through the QM Testing.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Fee Tolerance Exceeded. Transfer Tax of $25.00 exceeds tolerance of $10.00
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Fee Tolerance Exceeded.  Lenders Title Insurance 425.34 exceeds tolerance of $420.54
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Fee Tolerance Exceeded. Title Bringdown Fee of $75.00 exceeds tolerance of $0
Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation	REVIEWER - CURED COMMENT (2025-06-12): Sufficient Cure Provided At Closing	Federal Compliance - Check Loan Designation Match - QM: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

Federal Compliance - QM DTI: Although this issue is subject to a 3 year SOL for affirmative claims under TILA, AMC does not adjust grading taking into account TILA SOL for exceptions under ATR, given the potential for enhanced damages when asserting an ability to repay defense in response to an action to collect a debt by recoupment or set-off.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

																								State Compliance - Maryland Counseling Agencies Disclosure Not in File: HB 1399 does not contain express provisions for assignee liability.			TILA ATR/QM	C	C	C	C	C	C	C	C	C	C	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_12190	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Missing Document - E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement [3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX Disaster Name: XXXXXXXXXXXXX Disaster Declaration Date: XX/XX/XXXX [3] Insufficient Coverage - The Hazard Insurance Policy Effective Date is after closing.: Hazard Insurance Policy Effective Date XX/XX/XXXX, Disbursement Date: XX/XX/XXXX			1				3	[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $456.50 exceeds tolerance of $451.00. Insufficient or no cure was provided to the borrower. (7200)	Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Valid change of circumstance or sufficient cure is missing.		Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_12191	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	Temporary SHQM (GSE/Agency Eligible)	3	1	1	3	[3] Federal Compliance - TRID Lender Credit Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure:Zero Percent Fee Tolerance exceeded for Lender Credits. Final Lender Credit of $0.00 exceeds tolerance of $-699.00. Insufficient or no cure was provided to the borrower. (9300)
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX016)	Federal Compliance - TRID Lender Credit Tolerance Violation Without Sufficient Cure Provided: Fee Tolerance exceeded for Lender Credits. Sufficient cure or changed circumstance is not provided.
																						Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.		Federal Compliance - TRID Lender Credit Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	CMLTI 2025-RP3_12192	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	3	1	1	3	[3] Federal Compliance - TRID Final Closing Disclosure No Seller Paid Fees Primary Residence First Lien: TRID Final Closing Disclosure XX/XX/XXXX on a first lien purchase transaction did not disclose any Seller paid fees/charges on page 2. (FinXX/XX/XXXX016)
[3] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (FinXX/XX/XXXX016)
[3] Federal Compliance - TRID Lender Credit Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure:Zero Percent Fee Tolerance exceeded for Lender Credits.  Final Lender Credit of $0.00 exceeds tolerance of $-1,638.00. Insufficient or no cure was provided to the borrower. (9300)
[2] State Compliance - Maryland Counseling Agencies Disclosure Not in File: Maryland HB1399 - No evidence of required counseling disclosure language per Maryland HB 1399.	Federal Compliance - TRID Final Closing Disclosure No Seller Paid Fees Primary Residence First Lien: Seller CD not provided
Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Closing Disclosure was not provided to borrower at least 3 business days prior to closing.
Federal Compliance - TRID Lender Credit Tolerance Violation Without Sufficient Cure Provided: Sufficient cure or valid COC not provided at the time of closing.	Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Lender Credit Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

																								State Compliance - Maryland Counseling Agencies Disclosure Not in File: HB 1399 does not contain express provisions for assignee liability.			TRID SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	CMLTI 2025-RP3_12194	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	CMLTI 2025-RP3_12195	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Safe Harbor QM	3	3	[3] AUS Discrepancy / Guidelines Discrepancy - AUS/Guideline Findings: All conditions were not met [3] Application / Processing - Missing Document: Approval not provided [3] Application / Processing - Missing Document: AUS not provided [3] Application / Processing - Missing Document: Loan Underwriting and Transmittal Summary (1008) / MCAW not provided [3] Application / Processing - Missing Document: Missing Final 1003 [3] Income Documentation - REO Documents are missing.: Address: XXXXXXXXXXXXXXXXInsurance Verification, Tax Verification	File is missing the required AUS with all pages	1	3	[3] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Safe Harbor QM.
[3] Federal Compliance - TILA NMLSR - Originator Company NMLS information on documents does not match NMLS website: Truth in Lending Act (NMLSR Dodd- Frank 2014):  Loan Originator Organization NMLS information on loan documents does not match NMLS.
[3] Federal Compliance - TILA NMLSR - Individual Originator NMLS information on documents does not match NMLS website: Truth in Lending Act (NMLSR Dodd- Frank 2014): Individual Loan Originator NMLSR information on loan documents does not match NMLSR.
[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[3] Federal Compliance - TRID Initial Loan Estimate Timing Electronically Provided: TILA-RESPA Integrated Disclosure: Loan Estimate not delivered to Borrower(s) within three (3) business days of application. Initial Loan Estimate dated XX/XX/XXXX was electronically provided without or prior to borrower's consent to receive electronic disclosures. Failure to comply with the provisions of the E-Sign Act and failure to provide good faith estimate of fees timely may result in additional fee tolerance violations. (InitiXX/XX/XXXX016)
[3] Federal Compliance - TRID Lender Credit Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure:Zero Percent Fee Tolerance exceeded for Lender Credits.  Final Lender Credit of $-822.15 exceeds tolerance of $-1,308.00. Insufficient or no cure was provided to the borrower. (9300)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Wire /Funding/ Disbursement Fee.  Fee Amount of $70.00 exceeds tolerance of $0.00.  Insufficient or no cure was provided to the borrower. (77190)
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX016)
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.
[2] Federal Compliance - RESPA - Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower.	Federal Compliance - Check Loan Designation Match - QM: File is missing the required AUS with all pages; loan is defaulting to standard ATR/QM documentation requirements, causing the loan to waterfall through the QM Testing, resulting in a Loan Designation discrepancy.
Federal Compliance - TRID Lender Credit Tolerance Violation Without Sufficient Cure Provided: Zero Percent Fee Tolerance exceeded for Lender Credits.  Final Lender Credit of $-822.15 exceeds tolerance of $-1,308.00. Insufficient or no cure was provided to the borrower.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Zero Percent Fee Tolerance exceeded for Title - Wire /Funding/ Disbursement Fee.  Fee Amount of $70.00 exceeds tolerance of $0.00.  Insufficient or no cure was provided to the borrower.
Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation	Federal Compliance - Check Loan Designation Match - QM: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

Federal Compliance - TILA NMLSR - Originator Company NMLS information on documents does not match NMLS website: Assignee Liability:  Civil actions that may be brought against a creditor may be maintained against any assignee only if the violation is apparent on the face of the disclosure or other documents assigned, except where the assignment was voluntary.  This civil liability may include $4,000, in the case of an individual transaction, or the lesser of $500,000 or 1% of the creditor's net worth in the case of a class action (effectiveXX/XX/XXXXthis amount increases to the lesser of $1,000,000 or 1%), as well as actual damages, court costs, and attorneys' fees.  For an anti-steering violation, the creditor may also be liable in an amount equal to the sum of all finance charges and fees paid by the consumer, unless the creditor demonstrates the failure to comply is not material.  Notwithstanding any other provision of law, when a creditor, assignee, or other holder or anyone acting on behalf of the creditor, assignee, or holder, initiates a judicial or nonjudicial foreclosure of the residential mortgage loan, or any other action to collect the debt in connection with such loan, a consumer may assert a violation as a matter of defense by recoupment or set off without regard for the time limit on a private action for damages.
EffectiveXX/XX/XXXX in addition to the aforementioned, the individual Loan Originator could be liable for statutory damages. The maximum liability is the greater of actual damages or 3 times the loan originator's compensation or gain, plus the cost to the consumer of the action. The Dodd-Frank Act extended the statute of limitations on TILA violations to 3 years from the date of the violation.

Federal Compliance - TILA NMLSR - Individual Originator NMLS information on documents does not match NMLS website: Assignee Liability:  Civil actions that may be brought against a creditor may be maintained against any assignee only if the violation is apparent on the face of the disclosure or other documents assigned, except where the assignment was voluntary.  This civil liability may include $4,000, in the case of an individual transaction, or the lesser of $500,000 or 1% of the creditor's net worth in the case of a class action (effectiveXX/XX/XXXXthis amount increases to the lesser of $1,000,000 or 1%), as well as actual damages, court costs, and attorneys' fees.  For an anti-steering violation, the creditor may also be liable in an amount equal to the sum of all finance charges and fees paid by the consumer, unless the creditor demonstrates the failure to comply is not material.  Notwithstanding any other provision of law, when a creditor, assignee, or other holder or anyone acting on behalf of the creditor, assignee, or holder, initiates a judicial or nonjudicial foreclosure of the residential mortgage loan, or any other action to collect the debt in connection with such loan, a consumer may assert a violation as a matter of defense by recoupment or set off without regard for the time limit on a private action for damages.
EffectiveXX/XX/XXXX in addition to the aforementioned, the individual Loan Originator could be liable for statutory damages. The maximum liability is the greater of actual damages or 3 times the loan originator's compensation or gain, plus the cost to the consumer of the action. The Dodd-Frank Act extended the statute of limitations on TILA violations to 3 years from the date of the violation.

Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - TRID Initial Loan Estimate Timing Electronically Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Lender Credit Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																								Federal Compliance - RESPA - Initial Escrow Account Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA ATR/QM	C	C	C	C	C	B	C	B	C	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_12197	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Temporary SHQM (GSE/Agency Eligible)	3	1	1	3	[3] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (FinXX/XX/XXXX016)
[2] Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:PrimaXX/XX/XXXX016)	Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.
Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): Verification appraisal was delivered to borrower was not provided.	Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): There is generally no Assignee Liability.			TRID SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	CMLTI 2025-RP3_12201	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	3	2	[2] General - Title Policy Coverage is less than Original Loan Amount.: The Title Policy Amount of $XXXX is less than the note amount of $XXX,XXXbased on the Commitment in file.	1	3	[3] Federal Compliance - Federal Loan Originator Compensation - Individual LO Not NMLS Licensed at Time of Application: Truth in Lending Act (NMLSR Dodd- Frank 2014): Individual Loan Originator not NMLS licensed or registered at time of application.
[3] Federal Compliance - TRID Lender Credit Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure:Zero Percent Fee Tolerance exceeded for Lender Credits.  Final Lender Credit of $0.00 exceeds tolerance of $-215.00. Insufficient or no cure was provided to the borrower. (9300)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points.  Fee Amount of $874.50 exceeds tolerance of $0.00.  Insufficient or no cure was provided to the borrower. (7200)
[2] State Compliance - Massachusetts Mortgage Lender and Broker Regulation (Ability to Repay not Verified): Massachusetts Mortgage Lender and Broker Regulation: File does not contain evidence that analysis of borrower’s ability to repay was performed based on verified income, obligations, assets, and/or employment using PITI payment based on fully indexed rate and fully amortizing payment, if applicable	Federal Compliance - TRID Lender Credit Tolerance Violation Without Sufficient Cure Provided: The initial Loan Estimate disclosed a Lender Credit of $215.00. The final Closing Disclosure does not reflect a Lender Credit. A valid change of circumstance was not provided. No cure was provided to the borrower.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: The initial Loan Estimate did not disclose Loan Discount Points. The final Closing Disclosure reflects Loan Discount Points of $874.50. A valid change of circumstance was not provided. No cure was provided to the borrower.	Federal Compliance - Federal Loan Originator Compensation - Individual LO Not NMLS Licensed at Time of Application: "Assignee Liability: Civil actions that may be brought against a creditor may be maintained against any assignee only if the violation is apparent on the face of the disclosure or other documents assigned, except where the assignment was involuntary. This civil liability may include $4,000, in the case of an individual transaction, or the lesser of $500,000 or 1% of the creditor's net worth in the case of a class action (effectiveXX/XX/XXXXthis amount increases to the lesser of $1,000,000 or 1%), as well as actual damages, court costs, and attorneys' fees. For an anti-steering violation, the creditor may also be liable in an amount equal to the sum of all finance charges and fees paid by the consumer, unless the creditor demonstrates the failure to comply is not material. Notwithstanding any other provision of law, when a creditor, assignee, or other holder or anyone acting on behalf of the creditor, assignee, or holder, initiates a judicial or nonjudicial foreclosure of the residential mortgage loan, or any other action to collect the debt in connection with such loan, a consumer may assert a violation as a matter of defense by recoupment or set off without regard for the time limit on a private action for damages.
EffectiveXX/XX/XXXX in addition to the aforementioned, the individual Loan Originator could be liable for statutory damages. The maximum liability is the greater of actual damages or 3 times the loan originator's compensation or gain, plus the cost to the consumer of the action. The Dodd-Frank Act extended the statute of limitations on TILA violations to 3 years from the date of the violation."

Federal Compliance - TRID Lender Credit Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	CMLTI 2025-RP3_12202	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Missing Document - E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement [2] Asset Calculation / Analysis - Available for Closing is insufficient to cover Cash From Borrower.: Documented qualifying Assets for Closing of $XXXX is less than Cash From Borrower $XXXX.	Verified liquid assets in the amount of $XXXX are insufficient to meet cash to close of $XXXX.		1				3	[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $1,192.88 exceeds tolerance of $793.00. Insufficient or no cure was provided to the borrower. (7200)	Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Loan Discount Points was last disclosed as $793.00 on LE but disclosed as $1,192.88 on Final Closing Disclosure. File does not contain a valid COC for this fee, nor evidence of cure in file.		Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_12203	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	3	1	1	3	[3] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (FinXX/XX/XXXX016)
[3] Federal Compliance - TRID Revised Loan Estimate Timing Before Closing: TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on XX/XX/XXXX not received by borrower at least four (4) business days prior to closing. (InterXX/XX/XXXX016)
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX016)	Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.
Federal Compliance - TRID Revised Loan Estimate Timing Before Closing: Revised Loan Estimate provided on XX/XX/XXXX not received by borrower at least four (4) business days prior to closing
Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Revised Loan Estimate Timing Before Closing: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	CMLTI 2025-RP3_12209	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Limited Cash-out GSE	Safe Harbor QM	3	3	[3] AUS Discrepancy / Guidelines Discrepancy - AUS/Guideline Findings: All conditions were not met
[3] Missing Document - E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement
[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: XX/XX/XXXX
Disaster End Date: XX/XX/XXXX
Disaster Name: XXXXXXXXXXXXX
Disaster Declaration Date: XX/XX/XXXX
[3] Income Documentation - Income Docs Missing:: Borrower: XXXXXXXXXXX 4506-T XXXX, VVOE - Employment Only
[3] Income Documentation - Income documentation requirements not met.
[3] Credit Documentation - Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided	Missing the required pay history. Missing the required VVOE and 4506T.	1	3	[3] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Safe Harbor QM.
[3] Federal Compliance - TRID Initial Loan Estimate Timing Electronically Provided: TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application. (InitiXX/XX/XXXX016)
[2] Federal Compliance - QM Employment History - Current Employment Documentation lacks Date Info: Qualified Mortgage (Dodd-Frank 2014): Missing Employment Dates to verify two years current employment. (Ricky/Luna/15399416)	Federal Compliance - Check Loan Designation Match - QM: The file is missing the required employment verification and payment history, causing the loan to waterfall through the QM Testing, resulting in a Loan Designation discrepancy.
Federal Compliance - QM Employment History - Current Employment Documentation lacks Date Info: The file is missing the required employment verification and payment history, causing the loan to waterfall through the QM Testing.	Federal Compliance - Check Loan Designation Match - QM: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

																								Federal Compliance - TRID Initial Loan Estimate Timing Electronically Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TILA ATR/QM	C	C	C	C	C	B	C	B	C	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_12212	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX Disaster Name: XXXX Disaster Declaration Date: XX/XX/XXXX	1	3	[3] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $1,498.60 exceeds tolerance of $188.00 plus 10% or $206.80. Insufficient or no cure was provided to the borrower. (0)
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX016)
[2] State Compliance - Ohio Consumer Sales Practices Act (No Documentation of Tangible Net Benefit Analysis): Ohio Consumer Sales Practices Act: Mortgage loan file does not contain documentation of the analysis of the borrower's reasonable tangible net benefit.	Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: 10% tolerance was exceeded by $1,310.60 due to increase of recording fee. No valid COC provided, nor evidence of cure in file.
																						Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Verification appraisal was delivered to borrower was not provided.		State Compliance - Ohio Consumer Sales Practices Act (No Documentation of Tangible Net Benefit Analysis): The Consumer Sales Practices Act (CSPA) generally does not provide for assignee liability. The Act provides that no claim or defense may be asserted under the Act by the Attorney General or any consumer against a purchaser or assignee of a mortgage loan for value for any action under the statute unless: (a) the violation was committed by the purchaser or assignee; or (b) the assignee or purchaser is affiliated by common control with the seller of the loan at the time the loan was purchased or assigned. The CSPA gives authority to the Office to bring class actions, grant injunctions, and levy monetary fines. Additionally, the CSPA provides borrowers with a private right of action. Therefore, it is possible that any action commenced under the CSPA could result in reputational damage. Moreover, note that since the borrower is allowed to seek equitable remedies in a court of law as part of the private right of action, a court could reform the loan terms which could impact purchasers. Therefore, if the seller cannot be compelled to repurchase the loan, the assignee could face exposure.			TRID SOL Expired	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_12213	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Missing Document - E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement	1	3	[3] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (FinXX/XX/XXXX016)
[3] Federal Compliance - TRID Initial Loan Estimate Timing Electronically Provided: TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application. (InitiXX/XX/XXXX016)
[3] Federal Compliance - TRID Lender Credit Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure:Zero Percent Fee Tolerance exceeded for Lender Credits.  Final Lender Credit of $-2,053.11 exceeds tolerance of $-2,082.00. Insufficient or no cure was provided to the borrower. (9300)
[2] Federal Compliance - ECOA Appraisal Disclosure - ECOA Timing: ECOA - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure within 3 days of the loan application date.	Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.
Federal Compliance - TRID Lender Credit Tolerance Violation Without Sufficient Cure Provided: Zero Percent Fee Tolerance exceeded for Lender Credits. Final Lender Credit of $-2,053.11 exceeds tolerance of $-2,082.00. Insufficient or no cure was provided to the borrower.
Federal Compliance - ECOA Appraisal Disclosure - ECOA Timing: File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure within 3 days of the loan application date.	Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Initial Loan Estimate Timing Electronically Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Lender Credit Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_12215	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Safe Harbor QM	3	3	[3] Income Documentation - Income Docs Missing:: Borrower: XXXX 4506-T XXXX, 4506-T XXXX [3] Income Documentation - Income documentation requirements not met.	The file is missing the signed and dated 4506-T form required by the AUS approval.	1	3	[3] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Safe Harbor QM.
[2] Federal Compliance - ECOA Appraisal - Appraisal Provided Prior to Date Performed: ECOA Valuations Rule (Dodd-Frank 2014): Date valuation provided to applicant is prior to the date when valuation was performed. Unable to determine compliance with appraisal timing requirements. (Type:PrimaXX/XX/XXXX016)	Federal Compliance - Check Loan Designation Match - QM: The file is missing income documents required by the AUS approval, causing the loan to waterfall through the QM Testing.
																						Federal Compliance - ECOA Appraisal - Appraisal Provided Prior to Date Performed: Verification final Appraisal report was delivered to borrower at least 3 business days prior to closing was not provided.		Federal Compliance - Check Loan Designation Match - QM: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.			TILA ATR/QM	C	C	C	C	C	B	C	B	C	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_12221	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Missing Document - E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement			1				3	[3] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (FinXX/XX/XXXX016)	Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (FinXX/XX/XXXX016)		Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_12224	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Safe Harbor QM	3	3	[3] Income Documentation - Income Docs Missing:: Borrower: XXXXXXXXXXX 4506-T XXXX, 4506-T XXXX [3] Income Documentation - Income documentation requirements not met.	Completed and signed 4506-T not provided.	1	3	[3] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Safe Harbor QM.
[2] Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:PrimaXX/XX/XXXX016)
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.
[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $50.85 exceeds tolerance of $50.00. Sufficient or excess cure was provided to the borrower at Closing. (7520)	Federal Compliance - Check Loan Designation Match - QM: The file is missing the signed and dated 4506-T form required by the AUS approval, causing the loan to waterfall through the QM Testing, resulting in a Loan Designation discrepancy.
Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): Verification appraisal was delivered to borrower was not provided.	REVIEWER - CURED COMMENT (2025-06-16): Sufficient Cure Provided At Closing	Federal Compliance - Check Loan Designation Match - QM: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): There is generally no Assignee Liability.

																								Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA ATR/QM	C	C	C	C	C	B	C	B	C	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_12229	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	3	1	1	3	[3] Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Underdisclosed - Pre October 2018: TILA-RESPA Integrated Disclosure - Loan Disclosures: Non Escrowed Property Costs over Year 1 of on Final Closing Disclosure provided on XX/XX/XXXX are underdisclosed. (FinXX/XX/XXXX016)
[3] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (InitiXX/XX/XXXX016)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Endorsement Fee.  Fee Amount of $200.00 exceeds tolerance of $0.00.  Insufficient or no cure was provided to the borrower. (7564)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Administration Fee.  Fee Amount of $500.00 exceeds tolerance of $0.00.  Insufficient or no cure was provided to the borrower. (7355)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Underwriting Fee.  Fee Amount of $399.00 exceeds tolerance of $0.00.  Insufficient or no cure was provided to the borrower. (73196)
[2] Federal Compliance - ECOA Appraisal - Appraisal Provided Prior to Date Performed: ECOA Valuations Rule (Dodd-Frank 2014): Date valuation provided to applicant is prior to the date when valuation was performed. Unable to determine compliance with appraisal timing requirements. (Type:PrimaXX/XX/XXXX016)	Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Underdisclosed - Pre October 2018: Non-Escrowed Property Costs over Year 1 of on Final Closing Disclosure provided on XX/XX/XXXX are under disclosed
Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Zero Percent Fee Tolerance exceeded for Title - Endorsement Fee. Fee Amount of $200.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Zero Percent Fee Tolerance exceeded for Administration Fee. Fee Amount of $500.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Zero Percent Fee Tolerance exceeded for Underwriting Fee. Fee Amount of $399.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower.
Federal Compliance - ECOA Appraisal - Appraisal Provided Prior to Date Performed: Date valuation provided to applicant is prior to the date when valuation was performed. Unable to determine compliance with appraisal timing requirements.	Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Underdisclosed - Pre October 2018: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	CMLTI 2025-RP3_12232	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Missing Document - E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement	1	3	[3] Federal Compliance - TILA NMLSR - Individual Originator License Status Not Approved: Truth in Lending Act (NMLSR Dodd- Frank 2014): Individual Loan Originator not in approved license status to conduct loan origination activities.
[3] Federal Compliance - TILA NMLSR - Originator Company License Status Not Approved: Truth in Lending Act (NMLSR Dodd- Frank 2014): Loan Originator Organization not licensed to conduct loan origination activities.
[3] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (FinXX/XX/XXXX016)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $2,581.44 exceeds tolerance of $2,428.00. Insufficient or no cure was provided to the borrower. (7200)	Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (FinXX/XX/XXXX016).
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $2,581.44 exceeds tolerance of $2,428.00. Insufficient or no cure was provided to the borrower. No valid COC provided,	Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_12233	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Missing Document - E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement [3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX Disaster Name: XXXXXXXXXXX Disaster Declaration Date: XX/XX/XXXX	1	3	[3] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (FinXX/XX/XXXX016)
[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure - 1026.19(f)(2) Cure: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax.  Fee Amount of $412.50 exceeds tolerance of $411.00.  Sufficient or excess cure was provided to the borrower. (8304)
																					[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure - 1026.19(f)(2) Cure: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $1,132.31 exceeds tolerance of $872.00. Sufficient or excess cure was provided to the borrower. (7200)	Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.	REVIEWER - CURED COMMENT (2025-06-13): Sufficient Cure Provided within 60 Days of Closing REVIEWER - CURED COMMENT (2025-06-13): Sufficient Cure Provided within 60 Days of Closing	Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_12235	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Temporary SHQM (GSE/Agency Eligible)	3	1				1				3	[3] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (InitiXX/XX/XXXX016)	Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Closing Disclosure dated XX/XX/XXXX does not reflect a signature and the document tracking disclosure was not located. Three day mail method for delivery and receipt was used and loan is failing for timing of this TRID. Document tracker is required to ensure timing and clear timing fail.		Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	CMLTI 2025-RP3_12236	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] General - Flood Certificate Subject Address does not match Note address. [3] Insurance Analysis - Insurance address does not match Note address. [3] General - Valuation address does not match Note address.: Valuation Type: Appraisal / Valuation Report Date: XX/XX/XXXX	Flood certificate address mismatch with note address. Insurance Verification address mismatch with note address. Valuation address mismatch with note address.	1	3	[3] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $125.00 exceeds tolerance of $94.00 plus 10% or $103.40. Insufficient or no cure was provided to the borrower. (0)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points.  Fee Amount of $6,654.38 exceeds tolerance of $2,116.00.  Insufficient or no cure was provided to the borrower. (7200)
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX016)	Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: Ten Percent Fee Tolerance exceeded. Total amount of $125.00 exceeds tolerance of $94.00 plus 10% or $103.40. No cure was provided to the borrower.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Zero Percent Fee Tolerance exceeded for Loan Discount Points.  Fee Amount of $6,654.38 exceeds tolerance of $2,116.00.  No cure was provided to the borrower.
																						Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.		Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_12238	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	3	1	1	3	[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of $35.00 exceeds tolerance of $20.00. Insufficient or no cure was provided to the borrower. (8304)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $758.19 exceeds tolerance of $750.00. Insufficient or no cure was provided to the borrower. (7200)	Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Transfer Tax was last disclosed as $750.00 on LE but disclosed as $20.00 on Final Closing Disclosure. File does not contain a valid COC for this fee, nor evidence of cure in file.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Loan Discount Points was last disclosed as $750.00 on LE but disclosed as $758.19 on Final Closing Disclosure. File does not contain a valid COC for this fee, nor evidence of cure in file.	Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	CMLTI 2025-RP3_12239	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Missing Document - E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement			1				1							-	C	C	C	C	C	A	A	A	A	A	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_12244	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Missing Document - E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement [3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX Disaster Name: XXXXXXXXXXX Disaster Declaration Date: XX/XX/XXXX	1	3	[3] Federal Compliance - TRID Lender Credit Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure:Zero Percent Fee Tolerance exceeded for Lender Credits. Final Lender Credit of $-962.30 exceeds tolerance of $-993.00. Insufficient or no cure was provided to the borrower. (9300)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax.  Fee Amount of $150.15 exceeds tolerance of $149.00.  Insufficient or no cure was provided to the borrower. (8304)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $625.63 exceeds tolerance of $619.00. Insufficient or no cure was provided to the borrower. (7200)	Federal Compliance - TRID Lender Credit Tolerance Violation Without Sufficient Cure Provided: Final Lender Credit of $-962.30 exceeds tolerance of $-993.00. Insufficient or no cure was provided to the borrower.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Transfer Tax was last disclosed as $149.00 on LE but disclosed as $150.15 on Final Closing Disclosure. File does not contain a valid COC for this fee, nor evidence of cure in file.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Loan Discount Points was last disclosed as $619.00 on LE but disclosed as $625.63 on Final Closing Disclosure. File does not contain a valid COC for this fee, nor evidence of cure in file.	Federal Compliance - TRID Lender Credit Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_12245	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Missing Document - E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement [3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX Disaster Name: XXXXXXXXXXXXXXX Disaster Declaration Date: XX/XX/XXXX [3] Insurance Analysis - Insufficient Coverage: Hazard insurance coverage amount is insufficient.	Using the coverage listed on the insurance binder, the coverage shortage is $24212.80		1				3	[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $2,322.75 exceeds tolerance of $2,314.00. Insufficient or no cure was provided to the borrower. (7200)	Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $2,322.75 exceeds tolerance of $2,314.00. Insufficient or no cure was provided to the borrower.		Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_12248	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Missing Document - E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement	1	3	[3] Federal Compliance - TILA NMLSR - Originator Company NMLS information on documents does not match NMLS website: Truth in Lending Act (NMLSR Dodd- Frank 2014): Loan Originator Organization NMLS information on loan documents does not match NMLS.
[3] Federal Compliance - Federal Loan Originator Compensation - Individual LO Not NMLS Licensed at Time of Application: Truth in Lending Act (NMLSR Dodd- Frank 2014): Individual Loan Originator not NMLS licensed or registered at time of application.
[3] Federal Compliance - TILA NMLSR - Originator Company License Status Not Approved: Truth in Lending Act (NMLSR Dodd- Frank 2014): Loan Originator Organization not licensed to conduct loan origination activities.
[3] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (FinXX/XX/XXXX017)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of $769.50 exceeds tolerance of $756.00. Insufficient or no cure was provided to the borrower. (8304)	Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (FinXX/XX/XXXX017)
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of $769.50 exceeds tolerance of $756.00. No cure was provided to the borrower. COC was not provided in file.	Federal Compliance - TILA NMLSR - Originator Company NMLS information on documents does not match NMLS website: Assignee Liability: Civil actions that may be brought against a creditor may be maintained against any assignee only if the violation is apparent on the face of the disclosure or other documents assigned, except where the assignment was voluntary. This civil liability may include $4,000, in the case of an individual transaction, or the lesser of $500,000 or 1% of the creditor's net worth in the case of a class action (effectiveXX/XX/XXXXthis amount increases to the lesser of $1,000,000 or 1%), as well as actual damages, court costs, and attorneys' fees. For an anti-steering violation, the creditor may also be liable in an amount equal to the sum of all finance charges and fees paid by the consumer, unless the creditor demonstrates the failure to comply is not material. Notwithstanding any other provision of law, when a creditor, assignee, or other holder or anyone acting on behalf of the creditor, assignee, or holder, initiates a judicial or nonjudicial foreclosure of the residential mortgage loan, or any other action to collect the debt in connection with such loan, a consumer may assert a violation as a matter of defense by recoupment or set off without regard for the time limit on a private action for damages.
EffectiveXX/XX/XXXX in addition to the aforementioned, the individual Loan Originator could be liable for statutory damages. The maximum liability is the greater of actual damages or 3 times the loan originator's compensation or gain, plus the cost to the consumer of the action. The Dodd-Frank Act extended the statute of limitations on TILA violations to 3 years from the date of the violation.

Federal Compliance - Federal Loan Originator Compensation - Individual LO Not NMLS Licensed at Time of Application: "Assignee Liability:  Civil actions that may be brought against a creditor may be maintained against any assignee only if the violation is apparent on the face of the disclosure or other documents assigned, except where the assignment was involuntary.  This civil liability may include $4,000, in the case of an individual transaction, or the lesser of $500,000 or 1% of the creditor's net worth in the case of a class action (effectiveXX/XX/XXXXthis amount increases to the lesser of $1,000,000 or 1%), as well as actual damages, court costs, and attorneys' fees.  For an anti-steering violation, the creditor may also be liable in an amount equal to the sum of all finance charges and fees paid by the consumer, unless the creditor demonstrates the failure to comply is not material.  Notwithstanding any other provision of law, when a creditor, assignee, or other holder or anyone acting on behalf of the creditor, assignee, or holder, initiates a judicial or nonjudicial foreclosure of the residential mortgage loan, or any other action to collect the debt in connection with such loan, a consumer may assert a violation as a matter of defense by recoupment or set off without regard for the time limit on a private action for damages.
EffectiveXX/XX/XXXX in addition to the aforementioned, the individual Loan Originator could be liable for statutory damages. The maximum liability is the greater of actual damages or 3 times the loan originator's compensation or gain, plus the cost to the consumer of the action. The Dodd-Frank Act extended the statute of limitations on TILA violations to 3 years from the date of the violation."

Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_12254	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX Disaster Name: XXXXXXXXXXXXXXX Disaster Declaration Date: XX/XX/XXXX	1	3	[3] Federal Compliance - TRID Final Closing Disclosure No Seller Paid Fees Primary Residence First Lien: TRID Final Closing Disclosure XX/XX/XXXX on a first lien purchase transaction did not disclose any Seller paid fees/charges on page 2. (FinXX/XX/XXXX017)
[3] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (InitiXX/XX/XXXX017)
[3] Federal Compliance - TRID Loan Estimate Timing: TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application. (InitiXX/XX/XXXX016)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Mortgage Broker Fee.  Fee Amount of $4,318.07 exceeds tolerance of $0.00.  Insufficient or no cure was provided to the borrower. (73109)
[2] Federal Compliance - ECOA Appraisal Disclosure - ECOA Timing: ECOA - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure within 3 days of the loan application date.
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX016)
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.	Federal Compliance - TRID Final Closing Disclosure No Seller Paid Fees Primary Residence First Lien: TRID Final Closing Disclosure XX/XX/XXXX on a first lien purchase transaction did not disclose any Seller paid fees/charges on page 2.
Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing
Federal Compliance - TRID Loan Estimate Timing: Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Valid COC or Sufficient cure not provided
Federal Compliance - ECOA Appraisal Disclosure - ECOA Timing: File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure within 3 days of the loan application date.
Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Loan Estimate Timing: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_12255	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Missing Document - E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement			1				3	[3] Federal Compliance - TRID Lender Credit Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure:Zero Percent Fee Tolerance exceeded for Lender Credits. Final Lender Credit of $-1,041.08 exceeds tolerance of $-1,116.00. Insufficient or no cure was provided to the borrower. (9300)	Federal Compliance - TRID Lender Credit Tolerance Violation Without Sufficient Cure Provided: Final Lender Credit of $-1,041.08 exceeds tolerance of $-1,116.00. Insufficient or no cure was provided to the borrower.		Federal Compliance - TRID Lender Credit Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_12257	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Second Home	Purchase	Temporary SHQM (GSE/Agency Eligible)	3	1	1	3	[3] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (FinXX/XX/XXXX017)
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Client:392XX/XX/XXXX017)	Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Closing Disclosure not provided to Borrower within three business days prior to closing.
																						Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.		Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	CMLTI 2025-RP3_12261	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Home Improvement	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Missing Document - E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement	1	3	[3] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $137.50 exceeds tolerance of $0.00 plus 10% or $0.00. Insufficient or no cure was provided to the borrower. (0)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax.  Fee Amount of $1,034.00 exceeds tolerance of $0.00.  Insufficient or no cure was provided to the borrower. (8304)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Endorsement Fee.  Fee Amount of $114.76 exceeds tolerance of $0.00.  Insufficient or no cure was provided to the borrower. (7726)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Lenders Coverage Premium.  Fee Amount of $647.60 exceeds tolerance of $0.00.  Insufficient or no cure was provided to the borrower. (77238)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Settlement / Closing / Escrow Fee.  Fee Amount of $175.00 exceeds tolerance of $0.00.  Insufficient or no cure was provided to the borrower. (77169)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Abstract / Title Search.  Fee Amount of $85.00 exceeds tolerance of $0.00.  Insufficient or no cure was provided to the borrower. (77163)
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX017)	Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: Total amount of $137.50 exceeds tolerance of $0.00 due to title fees were present only on the final CD.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Transfer Tax amount of $1,034.00 present only on the final closing disclosure, Insufficient or no cure was provided to the borrower.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Title - Endorsement fee amount of $114.76 present only on the final closing disclosure, Insufficient or no cure was provided to the borrower.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Title - Lenders Coverage Premium fee amount of $647.6 present only on the final closing disclosure, Insufficient or no cure was provided to the borrower.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Title - Settlement / Closing / Escrow Fee. Amount of $175.00 present only on the final closing disclosure, Insufficient or no cure was provided to the borrower.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Title - Abstract / Title Search. Fee Amount of $85.00 present only on the final closing disclosure, Insufficient or no cure was provided to the borrower.
Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Appraisal receipt was not provided to the borrower with in 3 business days to the note date.	Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_12263	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Missing Document - E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement [3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX Disaster Name: XXXXXXXXXXXXXXX Disaster Declaration Date: XX/XX/XXXX	1	3	[3] Federal Compliance - TILA NMLSR - Originator Company License Status Not Approved: Truth in Lending Act (NMLSR Dodd- Frank 2014): Loan Originator Organization not licensed to conduct loan origination activities.
																					[3] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (FinXX/XX/XXXX017)	Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (FinXX/XX/XXXX017)		Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_12264	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Limited Cash-out GSE	Non QM	3	3	[3] AUS Discrepancy / Guidelines Discrepancy - AUS/Guideline Findings: All conditions were not met [3] Application / Processing - Missing Document: AUS not provided	The loan is missing the final AUS approval associated with the DU Early Check Results.	1	3	[3] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Non QM.
[3] Federal Compliance - NMLS - Missing Evidence of Initial Loan Application Date: Truth in Lending Act (NMLSR Dodd- Frank 2014): Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.
[3] Federal Compliance - QM DTI: Qualified Mortgage (Dodd-Frank 2014): Total Debt to Income Ratio exceeds 43% and the images do not provide evidence loan is eligible for purchase, guarantee or insurance by the appropriate agency.
[3] Federal Compliance - TRID Closing Disclosure Issue Date Not Provided: TILA-RESPA Integrated Disclosure: Closing Disclosure estimated to be provided on XX/XX/XXXX did not disclose the actual Date Issued. Unable to conclusively determine Final Closing disclosure to use to test for compliance with applicable TRID timing requirements, TRID fee tolerance testing or accuracy of disclosures at or before consummation due to missing Issue Date. Tested using an estimated Date Issued based on best information available. (InitiXX/XX/XXXX017)
[3] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (InitiXX/XX/XXXX017)
[3] Federal Compliance - TRID Interim Closing Disclosure Timing Test: TILA-RESPA Integrated Disclosure – Corrected Closing Disclosure provided on or after XX/XX/XXXX contains a change in APR and a complete Closing Disclosure was not received by borrower at least three (3) business days prior to consummation
[3] Federal Compliance - TRID Loan Estimate Timing: TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application. (InitiXX/XX/XXXX017)
[2] Federal Compliance - ECOA Appraisal Disclosure - ECOA Timing: ECOA - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure within 3 days of the loan application date.
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.	Federal Compliance - Check Loan Designation Match - QM: The loan is missing the final AUS approval associated with the DU Early Check Results, causing the loan to waterfall through the QM Testing.
Federal Compliance - QM DTI: The loan is missing the final AUS approval associated with the DU Early Check Results, causing the loan to waterfall through the QM Testing.
Federal Compliance - TRID Closing Disclosure Issue Date Not Provided: Closing Disclosure estimated to be provided on XX/XX/XXXX did not disclose the actual Date Issued.
Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.
Federal Compliance - TRID Loan Estimate Timing: Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application.
Federal Compliance - ECOA Appraisal Disclosure - ECOA Timing: Verification appraisal was delivered to borrower was not provided.	Federal Compliance - Check Loan Designation Match - QM: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

Federal Compliance - NMLS - Missing Evidence of Initial Loan Application Date: Assignee Liability:  Civil actions that may be brought against a creditor may be maintained against any assignee only if the violation is apparent on the face of the disclosure or other documents assigned, except where the assignment was voluntary.  This civil liability may include $4,000, in the case of an individual transaction, or the lesser of $500,000 or 1% of the creditor's net worth in the case of a class action (effectiveXX/XX/XXXXthis amount increases to the lesser of $1,000,000 or 1%), as well as actual damages, court costs, and attorneys' fees.  For an anti-steering violation, the creditor may also be liable in an amount equal to the sum of all finance charges and fees paid by the consumer, unless the creditor demonstrates the failure to comply is not material.  Notwithstanding any other provision of law, when a creditor, assignee, or other holder or anyone acting on behalf of the creditor, assignee, or holder, initiates a judicial or nonjudicial foreclosure of the residential mortgage loan, or any other action to collect the debt in connection with such loan, a consumer may assert a violation as a matter of defense by recoupment or set off without regard for the time limit on a private action for damages.

EffectiveXX/XX/XXXX in addition to the aforementioned, the individual Loan Originator could be liable for statutory damages. The maximum liability is the greater of actual damages or 3 times the loan originator's compensation or gain, plus the cost to the consumer of the action. The Dodd-Frank Act extended the statute of limitations on TILA violations to 3 years from the date of the violation.

Federal Compliance - QM DTI: Although this issue is subject to a 3 year SOL for affirmative claims under TILA, AMC does not adjust grading taking into account TILA SOL for exceptions under ATR, given the potential for enhanced damages when asserting an ability to repay defense in response to an action to collect a debt by recoupment or set-off.

Federal Compliance - TRID Closing Disclosure Issue Date Not Provided: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Interim Closing Disclosure Timing Test: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Loan Estimate Timing: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA ATR/QM	C	C	C	C	C	C	C	C	C	C	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_12265	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX Disaster Name: XXXXXXXXXXXXXXX Disaster Declaration Date: XX/XX/XXXX			1				1							-	C	C	C	C	C	A	A	A	A	A	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_12278	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Temporary SHQM (GSE/Agency Eligible)	3	1	1	3	[3] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (FinXX/XX/XXXX017)
[2] Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:PrimaXX/XX/XXXX017)	Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Initial Closing Disclosure is missing in file.
Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): No evidence in file to confirm borrowers receipt of appraisal	Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): There is generally no Assignee Liability.			TRID SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	CMLTI 2025-RP3_12280	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Investment	Purchase	N/A	3	3	[3] Mortgage / Program Eligibility - AUS Findings: Investor qualifying total debt ratio discrepancy.: Calculated investor qualifying total debt ratio of XX.XX%exceeds AUS total debt ratio of 34.77000%.
[3] Application / Processing - Missing Document: Missing Final 1003
[3] Income Documentation - REO Documents are missing.: Address: XXXXXXXXXXXXXXXXXXXXHOA Verification, Insurance Verification, Statement, Tax Verification
													[2] General - Title Policy Coverage is less than Original Loan Amount.: The Title Policy Amount of $XXXX is less than the note amount of $XXX.XXXbased on the Commitment in file.	Lender used net rental income of $XXXX, investor calculated net rental income is $XXXX.	BUYER - GENERAL COMMENT (2025-09-16): SitusAMC to review BPO.	1				1							-	C	C	C	C	C	A	A	A	A	A	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_12281	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Missing Document - E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement	1	3	[3] Federal Compliance - TILA NMLSR - Originator Company License Status Not Approved: Truth in Lending Act (NMLSR Dodd- Frank 2014): Loan Originator Organization not licensed to conduct loan origination activities.
																					[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $1,607.04 exceeds tolerance of $623.00. Insufficient or no cure was provided to the borrower. (7200)	Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Loan Discount Points increased from $623.00 to $1,607.04 without any valid changed circumstances, and no cure was provided.		Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_12284	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Investment	Refinance Rate/Term	N/A	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	CMLTI 2025-RP3_12292	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Non QM	3	3	[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX Disaster Name: XXXXXXXXXXXXXXX Disaster Declaration Date: XX/XX/XXXX	1	3	[3] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Non QM.
[3] Federal Compliance - QM Points and Fees: Qualified Mortgage (Dodd Frank 2014): Points and Fees on subject loan of XXXX% is in excess of the allowable maximum of  3.00000% of the Federal Total Loan Amount. Points and Fees total $XXXX on a Federal Total Loan Amount of $XXXX vs. an allowable total of $XXXX (an overage of $XXXX or XXXX%).
[3] Federal Compliance - TRID Final Closing Disclosure Amount Financed Test: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on XX/XX/XXXX disclosed an Amount Financed disclosed an inaccurate Amount Financed. The disclosed Amount Financed in the amount of $394,383.80 is over disclosed by $595.00 compared to the calculated Amount Financed of $393,788.80 and the disclosed Finance Charge is not accurate within applicable tolerances for Amount Financed to be considered accurate (fee amounts included in Amount Financed and Finance Charge calculations are based on Closing Disclosure dated XX/XX/XXXX). (FinXX/XX/XXXX017)
[3] Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on XX/XX/XXXX disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan.  The disclosed Finance Charge in the amount of $378,186.50 is under disclosed by $595.00 compared to the calculated Finance Charge of $378,781.50 which exceeds the $35.00 threshold (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated XX/XX/XXXX). (FinXX/XX/XXXX017)
[3] Federal Compliance - TRID Final Closing Disclosure Total Of Payments: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on XX/XX/XXXX disclosed an inaccurate Total of Payments on page 5 that does not match the actual total of payments for the loan (fee amounts included in TOP calculation are based on Closing Disclosure dated XX/XX/XXXX).  The disclosed Total of Payments in the amount of $778,012.29 is under disclosed by $595.00 compared to the calculated total of payments of $778,607.29 which exceeds the $0.02 per month threshold. (FinXX/XX/XXXX017)
[3] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (FinXX/XX/XXXX017)
[3] Federal Compliance - TRID Revised Loan Estimate Timing Before Closing: TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on XX/XX/XXXX not received by borrower at least four (4) business days prior to closing. (InterXX/XX/XXXX017)
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX017)
[2] Federal Compliance - QM Employment History - Current and/or Previous Employment Documentation lacks Date Info: Qualified Mortgage (Dodd-Frank 2014): Missing Employment Dates to verify two years employment history for current and/or prior employment. (XXXX/XXXX/XXXX)	Federal Compliance - Check Loan Designation Match - QM: The points and fees are more than allowable maximum, causing the loan to waterfall through the QM Testing.
Federal Compliance - QM Points and Fees: Points and Fees on subject loan of XXXX% is in excess of the allowable maximum of 3.00000% of the Federal Total Loan Amount. Points and Fees total $XXXX on a Federal Total Loan Amount of $XXXX vs. an allowable total of $XXXX
Federal Compliance - TRID Final Closing Disclosure Amount Financed Test: Finance Charge disclosed is $394,383.80 Calculated finance charge is $393,788.80 Variance of $595.00.
Federal Compliance - TRID Final Closing Disclosure Finance Charge: Finance Charge disclosed is $394,383.80 Calculated finance charge is $393,788.80 Variance of $595.00.
Federal Compliance - TRID Final Closing Disclosure Total Of Payments: Loan Calculations: Final Closing Disclosure provided on XX/XX/XXXX disclosed an inaccurate Total of Payments on page 5 that does not match the actual total of payments for the loan (fee amounts included in TOP calculation are based on Closing Disclosure dated XX/XX/XXXX). The disclosed Total of Payments in the amount of $778,012.29 is under disclosed by $595.00 compared to the calculated total of payments of $778,607.29 which exceeds the $0.02 per month threshold.
Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Initial Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.
Federal Compliance - TRID Revised Loan Estimate Timing Before Closing: Revised Loan Estimate provided on XX/XX/XXXX not received by borrower at least four (4) business days prior to closing.
Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Appraisal report dated XX/XX/XXXX missing evidence of receipt.
Federal Compliance - QM Employment History - Current and/or Previous Employment Documentation lacks Date Info: The points and fees are more than allowable maximum, causing the loan to waterfall through the QM Testing.	Federal Compliance - Check Loan Designation Match - QM: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

Federal Compliance - TRID Final Closing Disclosure Amount Financed Test: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Total Of Payments: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Revised Loan Estimate Timing Before Closing: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TILA ATR/QM	C	C	C	C	C	C	C	C	C	C	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_12295	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Limited Cash-out GSE	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Missing Document - E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement	3	[3] Appraisal Documentation - Missing Document: Appraisal was made "subject to" and Form 1004D/442 was not provided.: Valuation Type: Appraisal / Valuation Report Date: XX/XX/XXXX	3	[3] Federal Compliance - TRID Initial Loan Estimate Timing Electronically Provided: TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application. (InitiXX/XX/XXXX017)
[3] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $790.50 exceeds tolerance of $666.00 plus 10% or $732.60.  Insufficient or no cure was provided to the borrower. (0)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee.  Fee Amount of $480.00 exceeds tolerance of $450.00.  Insufficient or no cure was provided to the borrower. (7506)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points.  Fee Amount of $64.31 exceeds tolerance of $0.00.  Insufficient or no cure was provided to the borrower. (7200)
[2] Federal Compliance - ECOA Appraisal Disclosure - ECOA Timing: ECOA - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure within 3 days of the loan application date.
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX017)	Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: Ten Percent Fee Tolerance exceeded. Total amount of $790.50 exceeds tolerance of $666.00 plus 10% or $732.60. Insufficient or no cure was provided to the borrower.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $480.00 exceeds tolerance of $450.00. Insufficient or no cure was provided to the borrower.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $64.31 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower.
Federal Compliance - ECOA Appraisal Disclosure - ECOA Timing: File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure within 3 days of the loan application date.
Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Appraisal report dated XX/XX/XXXX is missing evidence of receipt.	Federal Compliance - TRID Initial Loan Estimate Timing Electronically Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	C	C	C	C	C	B	B	B	B	B	C	C	C	C	C	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_12296	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Missing Document - E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement [3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX Disaster Name: XXXXXXXXX, XXXXXXXXXXXX Disaster Declaration Date: XX/XX/XXXX	1	3	[3] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $1,309.00 exceeds tolerance of $186.00 plus 10% or $204.60. Insufficient or no cure was provided to the borrower. (0)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $136.90 exceeds tolerance of $100.00. Insufficient or no cure was provided to the borrower. (7520)	Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: Ten Percent Fee Tolerance exceeded. Total amount of $1,309.00 exceeds tolerance of $186.00 plus 10% or $204.60. Insufficient or no cure was provided to the borrower.
																						Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $136.90 exceeds tolerance of $100.00. A credit cure was provided to the borrower, in the amount of $36.90.		Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_12298	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Investment	Refinance Cash-out - Other	N/A	3	3	[3] General - Missing Document: 1007 Rent Comparison Schedule not provided [3] Income Documentation - REO Documents are missing.: Address: XXXXXXXXXXXXXXXXXX Tax Verification			1				1							-	C	C	C	C	C	A	A	A	A	A	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_12299	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	2	1				1				2	[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX017)	Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Appraisal report dated XX/XX/XXXX is missing evidence of receipt 3 business days prior to closing.					-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	CMLTI 2025-RP3_12300	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Investment	Purchase	N/A	3	3	[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX Disaster Name: XXXXXXXXXXXXXXX Disaster Declaration Date: XX/XX/XXXX			1				2	[2] Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:PrimaXX/XX/XXXX017)	Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): The file does not contain information that shows the receipt of the valuation by the borrower.		Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): There is generally no Assignee Liability.			-	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_12301	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	3	1	1	3	[3] Federal Compliance - TRID Closing Disclosure Issue Date Not Provided: TILA-RESPA Integrated Disclosure: Closing Disclosure estimated to be provided on XX/XX/XXXX did not disclose the actual Date Issued. Unable to conclusively determine Final Closing disclosure to use to test for compliance with applicable TRID timing requirements, TRID fee tolerance testing or accuracy of disclosures at or before consummation due to missing Issue Date. Tested using an estimated Date Issued based on best information available. (InitiXX/XX/XXXX017)
[3] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (InitiXX/XX/XXXX017)	Federal Compliance - TRID Closing Disclosure Issue Date Not Provided: TRID Closing Disclosure Issue Date Not Provided
Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (InitiXX/XX/XXXX017)	Federal Compliance - TRID Closing Disclosure Issue Date Not Provided: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	CMLTI 2025-RP3_12303	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Limited Cash-out GSE	Safe Harbor QM	3	3	[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: XX/XX/XXXX
Disaster End Date: XX/XX/XXXX
Disaster Name: XXXXXXXXXXX
Disaster Declaration Date: XX/XX/XXXX
[3] Income Documentation - Income Docs Missing:: Borrower: XXXXXXXXXXX VVOE - Employment Only
[3] Income Documentation - Income documentation requirements not met.
[3] Income Documentation - The verification of employment is not within 10 business days of the Note.: Borrower: XXXXXXXXXXX // Employment Type: Employment / Income Type: Wages / Start Date: XX/XX/XXXX
[3] Income Documentation - Verification(s) of employment is not within 10 business days of the Note.: Borrower: XXXXXXXXXXX // Employment Type: Employment / Income Type: Wages / Start Date: XX/XX/XXXX	The file is missing the VVOE required by the AUS approval.	1	3	[3] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Safe Harbor QM.
																					[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $50.73 exceeds tolerance of $50.00. Sufficient or excess cure was provided to the borrower at Closing. (7520)	Federal Compliance - Check Loan Designation Match - QM: The file is missing income documents required by the AUS approval, causing the loan to waterfall through the QM Testing, resulting in a Loan Designation discrepancy.	REVIEWER - CURED COMMENT (2025-06-13): Sufficient Cure Provided At Closing	Federal Compliance - Check Loan Designation Match - QM: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.			TILA ATR/QM	C	C	C	C	C	B	C	B	C	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_12304	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Mortgage / Program Eligibility - Missing Document: Note - Subordinate Lien not provided	1	3	[3] Federal Compliance - NMLS - Missing Evidence of Initial Loan Application Date: Truth in Lending Act (NMLSR Dodd- Frank 2014): Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	Federal Compliance - NMLS - Missing Evidence of Initial Loan Application Date: Assignee Liability: Civil actions that may be brought against a creditor may be maintained against any assignee only if the violation is apparent on the face of the disclosure or other documents assigned, except where the assignment was voluntary. This civil liability may include $4,000, in the case of an individual transaction, or the lesser of $500,000 or 1% of the creditor's net worth in the case of a class action (effectiveXX/XX/XXXXthis amount increases to the lesser of $1,000,000 or 1%), as well as actual damages, court costs, and attorneys' fees. For an anti-steering violation, the creditor may also be liable in an amount equal to the sum of all finance charges and fees paid by the consumer, unless the creditor demonstrates the failure to comply is not material. Notwithstanding any other provision of law, when a creditor, assignee, or other holder or anyone acting on behalf of the creditor, assignee, or holder, initiates a judicial or nonjudicial foreclosure of the residential mortgage loan, or any other action to collect the debt in connection with such loan, a consumer may assert a violation as a matter of defense by recoupment or set off without regard for the time limit on a private action for damages.

EffectiveXX/XX/XXXX in addition to the aforementioned, the individual Loan Originator could be liable for statutory damages. The maximum liability is the greater of actual damages or 3 times the loan originator's compensation or gain, plus the cost to the consumer of the action. The Dodd-Frank Act extended the statute of limitations on TILA violations to 3 years from the date of the violation.

																								Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_12308	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	1	1				1				1	[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Flood Certification (Life Of Loan). Fee Amount of $7.00 exceeds tolerance of $0.00. Sufficient or excess cure was provided to the borrower at Closing. (7579)		REVIEWER - CURED COMMENT (2025-06-15): Sufficient Cure Provided At Closing				-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	CMLTI 2025-RP3_12309	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Missing Document - E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement	1	2	[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX017)
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.
																					[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of $2,146.80 exceeds tolerance of $1,507.00. Sufficient or excess cure was provided to the borrower at Closing. (8304)	Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Appraisal report dated XX/XX/XXXX missing evidence of receipt.	REVIEWER - CURED COMMENT (2025-06-16): Sufficient Cure Provided At Closing	Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_12310	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Second Home	Purchase	Non QM	3	3	[3] AUS Discrepancy / Guidelines Discrepancy - AUS/Guideline Findings: All conditions were not met [3] Income Documentation - REO Documents are missing.: Address: XXXXXXXXXXX, Address: XXXXXXXXXXX, Address: XXXXXXXXXXX Insurance Verification, Statement, Tax Verification HOA Verification Tax Verification [2] Asset Calculation / Analysis - Available for Closing is insufficient to cover Cash From Borrower.: Documented qualifying Assets for Closing of $XXXX is less than Cash From Borrower $XXXX.	The loan is missing the final AUS approval associated with the DU Early Check Results. Documented qualifying Assets for Closing of $XXXX is less than Cash From Borrower $XXXX.	1	3	[3] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Non QM.
[3] Federal Compliance - NMLS - Missing Evidence of Initial Loan Application Date: Truth in Lending Act (NMLSR Dodd- Frank 2014): Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.
[3] Federal Compliance - QM DTI: Qualified Mortgage (Dodd-Frank 2014): Total Debt to Income Ratio exceeds 43% and the images do not provide evidence loan is eligible for purchase, guarantee or insurance by the appropriate agency.
[3] Federal Compliance - Rental Income Documentation - Schedule E Method Test: Qualified Mortgage (Dodd-Frank 2014): Rental income documentation requirement not met for XXXXXXXXXXXXX  Lease Agreement and/or Tax Return not provided. (XXXXXXXXXXXXXSchedule E)
[3] Federal Compliance - Rental Income Documentation - Schedule E Method Test: Qualified Mortgage (Dodd-Frank 2014): Rental income documentation requirement not met for XXXXXXXXXXXXX.  Lease Agreement and/or Tax Return not provided. (XXXXXXXXXXXXX/Schedule E)
[3] Federal Compliance - Rental Income Documentation - Schedule E Method Test: Qualified Mortgage (Dodd-Frank 2014): Rental income documentation requirement not met for XXXXXXXXXXXXX  Lease Agreement and/or Tax Return not provided. (XXXXXXXXXXXXXSchedule E)
[3] Federal Compliance - Retirement Documentation: Qualified Mortgage (Dodd-Frank 2014): Retirement income documentation insufficient. (XXXXXXXXXXXXX/IRA Distribution)
[3] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (InitiXX/XX/XXXX017)
[3] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $2,019.00 exceeds tolerance of $717.00 plus 10% or $788.70.  Insufficient or no cure was provided to the borrower. (0)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Second Appraisal Fee.  Fee Amount of $500.00 exceeds tolerance of $0.00.  Insufficient or no cure was provided to the borrower. (7507)
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX017)
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.	Federal Compliance - Check Loan Designation Match - QM: The loan is missing the final AUS approval associated with the DU Early Check Results, causing the loan to waterfall through the QM Testing.
Federal Compliance - QM DTI: The loan is missing the final AUS approval associated with the DU Early Check Results, causing the loan to waterfall through the QM Testing.
Federal Compliance - Rental Income Documentation - Schedule E Method Test: The loan is missing the final AUS approval associated with the DU Early Check Results, causing the loan to waterfall through the QM Testing.
Federal Compliance - Rental Income Documentation - Schedule E Method Test: The loan is missing the final AUS approval associated with the DU Early Check Results, causing the loan to waterfall through the QM Testing.
Federal Compliance - Rental Income Documentation - Schedule E Method Test: The loan is missing the final AUS approval associated with the DU Early Check Results, causing the loan to waterfall through the QM Testing.
Federal Compliance - Retirement Documentation: The loan is missing the final AUS approval associated with the DU Early Check Results, causing the loan to waterfall through the QM Testing.
Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.
Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: Ten Percent Fee Tolerance exceeded. Total amount of $2,019.00 exceeds tolerance of $717.00 plus 10% or $788.70. Insufficient or no cure was provided to the borrower.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Zero Percent Fee Tolerance exceeded for Second Appraisal Fee. Fee Amount of $500.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower
Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Appraisal report dated XX/XX/XXXX is missing evidence of receipt.	Federal Compliance - Check Loan Designation Match - QM: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

Federal Compliance - NMLS - Missing Evidence of Initial Loan Application Date: Assignee Liability:  Civil actions that may be brought against a creditor may be maintained against any assignee only if the violation is apparent on the face of the disclosure or other documents assigned, except where the assignment was voluntary.  This civil liability may include $4,000, in the case of an individual transaction, or the lesser of $500,000 or 1% of the creditor's net worth in the case of a class action (effectiveXX/XX/XXXXthis amount increases to the lesser of $1,000,000 or 1%), as well as actual damages, court costs, and attorneys' fees.  For an anti-steering violation, the creditor may also be liable in an amount equal to the sum of all finance charges and fees paid by the consumer, unless the creditor demonstrates the failure to comply is not material.  Notwithstanding any other provision of law, when a creditor, assignee, or other holder or anyone acting on behalf of the creditor, assignee, or holder, initiates a judicial or nonjudicial foreclosure of the residential mortgage loan, or any other action to collect the debt in connection with such loan, a consumer may assert a violation as a matter of defense by recoupment or set off without regard for the time limit on a private action for damages.

EffectiveXX/XX/XXXX in addition to the aforementioned, the individual Loan Originator could be liable for statutory damages. The maximum liability is the greater of actual damages or 3 times the loan originator's compensation or gain, plus the cost to the consumer of the action. The Dodd-Frank Act extended the statute of limitations on TILA violations to 3 years from the date of the violation.

Federal Compliance - QM DTI: Although this issue is subject to a 3 year SOL for affirmative claims under TILA, AMC does not adjust grading taking into account TILA SOL for exceptions under ATR, given the potential for enhanced damages when asserting an ability to repay defense in response to an action to collect a debt by recoupment or set-off.

Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA ATR/QM	C	C	C	C	C	C	C	C	C	C	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_12313	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Missing Document - E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement [3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX Disaster Name: XXXXXXXXXXXXXXX Disaster Declaration Date: XX/XX/XXXX	1	3	[3] Federal Compliance - Federal Loan Originator Compensation - Individual LO Not NMLS Licensed at Time of Application: Truth in Lending Act (NMLSR Dodd- Frank 2014): Individual Loan Originator not NMLS licensed or registered at time of application.	Federal Compliance - Federal Loan Originator Compensation - Individual LO Not NMLS Licensed at Time of Application: "Assignee Liability: Civil actions that may be brought against a creditor may be maintained against any assignee only if the violation is apparent on the face of the disclosure or other documents assigned, except where the assignment was involuntary. This civil liability may include $4,000, in the case of an individual transaction, or the lesser of $500,000 or 1% of the creditor's net worth in the case of a class action (effectiveXX/XX/XXXXthis amount increases to the lesser of $1,000,000 or 1%), as well as actual damages, court costs, and attorneys' fees. For an anti-steering violation, the creditor may also be liable in an amount equal to the sum of all finance charges and fees paid by the consumer, unless the creditor demonstrates the failure to comply is not material. Notwithstanding any other provision of law, when a creditor, assignee, or other holder or anyone acting on behalf of the creditor, assignee, or holder, initiates a judicial or nonjudicial foreclosure of the residential mortgage loan, or any other action to collect the debt in connection with such loan, a consumer may assert a violation as a matter of defense by recoupment or set off without regard for the time limit on a private action for damages.
																								EffectiveXX/XX/XXXX in addition to the aforementioned, the individual Loan Originator could be liable for statutory damages. The maximum liability is the greater of actual damages or 3 times the loan originator's compensation or gain, plus the cost to the consumer of the action. The Dodd-Frank Act extended the statute of limitations on TILA violations to 3 years from the date of the violation."			TILA SOL Expired	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_12314	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Second Home	Purchase	Temporary SHQM (GSE/Agency Eligible)	3	1	1	3	[3] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (FinXX/XX/XXXX017)
[3] Federal Compliance - TRID Initial Loan Estimate Timing Electronically Provided: TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application. (InitiXX/XX/XXXX017)
[2] Federal Compliance - ECOA Appraisal Disclosure - ECOA Timing: ECOA - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure within 3 days of the loan application date.
[2] State Compliance - Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Received Timely): Ohio Consumer Sales Practices Act: Acknowledgement of Receipt of Home Mortgage Loan Information Document not received by borrower within five (5) business days of application.
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule (Dodd-Frank 2014): List of Homeownership Counseling Organizations not provided to applicant within three (3) business days of application.	Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Closing Disclosure not provided to Borrower(s) at least three business days prior to closing.
Federal Compliance - ECOA Appraisal Disclosure - ECOA Timing: File is missing evidence that the consumer was provided a right to receive a copy of the Appraisal Disclosure within 3 days of the loan application date.
Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: List of Homeownership Counseling Organizations not provided to applicant within three business days of application.	Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Initial Loan Estimate Timing Electronically Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

State Compliance - Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Received Timely): The Consumer Sales Practices Act (CSPA) generally does not provide for assignee liability. The Act provides that no claim or defense may be asserted under the Act by the Attorney General or any consumer against a purchaser or assignee of a mortgage loan for value for any action under the statute unless: (a) the violation was committed by the purchaser or assignee; or (b) the assignee or purchaser is affiliated by common control with the seller of the loan at the time the loan was purchased or assigned.
The CSPA gives authority to the Office to bring class actions, grant injunctions, and levy monetary fines. Additionally, the CSPA provides borrowers with a private right of action. Therefore, it is possible that any action commenced under the CSPA could result in reputational damage. Moreover, note that since the borrower is allowed to seek equitable remedies in a court of law as part of the private right of action, a court could reform the loan terms which could impact purchasers. Therefore, if the seller cannot be compelled to repurchase the loan, the assignee could face exposure.

																								Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TRID SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	CMLTI 2025-RP3_12317	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Investment	Refinance Rate/Term	N/A	3	3	[3] Closing / Title - Missing Document: Rider - 1-4 Family not provided	Rider - 1-4 Family Rider available in file is missing 1st page.		1				2	[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX017)	Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Appraisal receipt is missing in file.					-	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_12320	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Missing Document - E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement			1				2	[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX017)	Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Creditor did not provide a copy of each valuation to applicant three business days prior to consummation.					-	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_12325	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX Disaster Name: XXXXXXXXXXXXXXX Disaster Declaration Date: XX/XX/XXXX	1	3	[3] Federal Compliance - TRID Final Closing Disclosure Amount Financed Test: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on XX/XX/XXXX disclosed an Amount Financed disclosed an inaccurate Amount Financed. The disclosed Amount Financed in the amount of $629,522.51 is over disclosed by $90.00 compared to the calculated Amount Financed of $629,432.51 and the disclosed Finance Charge is not accurate within applicable tolerances for Amount Financed to be considered accurate (fee amounts included in Amount Financed and Finance Charge calculations are based on Closing Disclosure dated XX/XX/XXXX). (FinXX/XX/XXXX017)
[3] Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Under Disclosed: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on XX/XX/XXXX disclosed an escrow payment for payment stream 2 that does not match the actual payment for the loan. (ProjSeq:2/2818584)
[3] Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Under Disclosed Test: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on XX/XX/XXXX disclosed an escrow payment for payment stream 1 that does not match the actual payment for the loan. (ProjSeq:1/2818583)
[3] Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on XX/XX/XXXX disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan.  The disclosed Finance Charge in the amount of $603,382.61 is under disclosed by $1,099.40 compared to the calculated Finance Charge of $604,482.01 which exceeds the $100.00 threshold (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated XX/XX/XXXX). (FinXX/XX/XXXX017)
[3] Federal Compliance - TRID Final Closing Disclosure Total Of Payments: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on XX/XX/XXXX disclosed an inaccurate Total of Payments on page 5 that does not match the actual total of payments for the loan (fee amounts included in TOP calculation are based on Closing Disclosure dated XX/XX/XXXX).  The disclosed Total of Payments in the amount of $1,244,019.17 is under disclosed by $1,009.40 compared to the calculated total of payments of $1,245,028.57 which exceeds the $0.02 per month threshold. (FinXX/XX/XXXX017)
[3] Federal Compliance - TRID Final Closing Disclosure Will Have Escrow -  Monthly Escrow Payment Underdisclosed Test: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on XX/XX/XXXX disclosed the Monthly Escrow Payment that does not match the actual escrow payment for the loan. (FinXX/XX/XXXX017)
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX017)
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.	Federal Compliance - TRID Final Closing Disclosure Amount Financed Test: Loan Calculations: Final Closing Disclosure provided on XX/XX/XXXX disclosed an Amount Financed disclosed an inaccurate Amount Financed. The disclosed Amount Financed in the amount of $629,522.51 is over disclosed by $90.00 compared to the calculated Amount Financed of $629,432.51 and the disclosed Finance Charge is not accurate within applicable tolerances for Amount Financed to be considered accurate (fee amounts included in Amount Financed and Finance Charge calculations are based on Closing Disclosure dated XX/XX/XXXX
Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Under Disclosed: Final Closing Disclosure provided on XX/XX/XXXX disclosed an escrow payment for payment stream 2 that does not match the actual payment for the loan
Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Under Disclosed Test: Final Closing Disclosure provided on XX/XX/XXXX disclosed an escrow payment for payment stream 1 that does not match the actual payment for the loan.
Federal Compliance - TRID Final Closing Disclosure Finance Charge: Final Closing Disclosure provided on XX/XX/XXXX disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan. The disclosed Finance Charge in the amount of $603,382.61 is under disclosed by $18,057.32 compared to the calculated Finance Charge of $621,439.93 which exceeds the $100.00 threshold (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated XX/XX/XXXX).
Federal Compliance - TRID Final Closing Disclosure Total Of Payments: Final Closing Disclosure provided on XX/XX/XXXX disclosed an inaccurate Total of Payments on page 5 that does not match the actual total of payments for the loan (fee amounts included in TOP calculation are based on Closing Disclosure dated XX/XX/XXXX). The disclosed Total of Payments in the amount of $1,244,019.17 is under disclosed by $17,967.32 compared to the calculated total of payments of $1,261,986.49 which exceeds the $0.02 per month
Federal Compliance - TRID Final Closing Disclosure Will Have Escrow -  Monthly Escrow Payment Underdisclosed Test: Final Closing Disclosure provided on XX/XX/XXXX disclosed the Monthly Escrow Payment that does not match the actual escrow payment for the loan
Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	Federal Compliance - TRID Final Closing Disclosure Amount Financed Test: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Under Disclosed: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Under Disclosed Test: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Total Of Payments: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Will Have Escrow -  Monthly Escrow Payment Underdisclosed Test: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TRID SOL Expired	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_12327	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX Disaster Name: XXXXXXXXXXXXXXX Disaster Declaration Date: XX/XX/XXXX	1	3	[3] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used.
[3] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (FinXX/XX/XXXX017)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax.  Fee Amount of $3,362.00 exceeds tolerance of $3,226.00.  Insufficient or no cure was provided to the borrower. (8304)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points.  Fee Amount of $542.72 exceeds tolerance of $521.00.  Insufficient or no cure was provided to the borrower. (7200)
[2] Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:PrimaXX/XX/XXXX017)	Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Notice of right to cancel was executed on H-9 model instead of H-8. This was not a same lender refinance.
Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (FinXX/XX/XXXX017)
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Zero Percent Fee Tolerance exceeded for Transfer Tax.  Fee Amount of $3,362.00 exceeds tolerance of $3,226.00.  Insufficient or no cure was provided to the borrower.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Zero Percent Fee Tolerance exceeded for Loan Discount Points.  Fee Amount of $542.72 exceeds tolerance of $521.00.  Insufficient or no cure was provided to the borrower.
Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): Appraisal report is missing evidence of receipt.	Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.

Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): There is generally no Assignee Liability.			TILA SOL Expired	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_12328	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Insurance Analysis - The Flood Insurance Policy effective date is after the Note Date.: Flood Insurance Policy Effective Date XX/XX/XXXX, Note Date XX/XX/XXXX			1				3	[3] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (InitiXX/XX/XXXX017)	Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.		Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_12331	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	3	1	1	3	[3] Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Underdisclosed - Pre October 2018: TILA-RESPA Integrated Disclosure - Loan Disclosures: Non Escrowed Property Costs over Year 1 of on Final Closing Disclosure provided on XX/XX/XXXX are underdisclosed. (FinXX/XX/XXXX017)
[3] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (FinXX/XX/XXXX017)
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX017)
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.	Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Underdisclosed - Pre October 2018: Non Escrowed Property Costs over Year 1 of on Final Closing Disclosure provided on XX/XX/XXXX are under disclosed.
Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.
Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Verification appraisal was delivered to borrower was not provided.	Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Underdisclosed - Pre October 2018: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	CMLTI 2025-RP3_12332	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Missing Document - E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement			1				3	[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $1,295.00 exceeds tolerance of $234.00. Insufficient or no cure was provided to the borrower. (7200)	Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Loan Discount Points Fee was last disclosed as $234.00 on Loan Estimate but disclosed as $1,295.00 on Final Closing Disclosure dated XX/XX/XXXX. File does not contain a valid COC for this fee, nor evidence of cure in file.		Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_12338	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Non QM	3	3	[3] Missing Document - E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement [3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX Disaster Name: XXXXXXXXXXXXXXX Disaster Declaration Date: XX/XX/XXXX	1	3	[3] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Non QM.
[3] Federal Compliance - Income Method of Calculation: Qualified Mortgage (Dodd-Frank 2014): The Method used to calculate the qualifying monthly income is not supported by the earnings history/trend. (XXXXXXXXXXXXX/S-Corp)
[3] Federal Compliance - QM DTI: Qualified Mortgage (Dodd-Frank 2014): Total Debt to Income Ratio exceeds 43% and the images do not provide evidence loan is eligible for purchase, guarantee or insurance by the appropriate agency.
[3] Federal Compliance - QM Points and Fees: Qualified Mortgage (Dodd Frank 2014): Points and Fees on subject loan of XXXXXX is in excess of the allowable maximum of  3.00000% of the Federal Total Loan Amount. Points and Fees total $XXXX on a Federal Total Loan Amount of XXXX vs. an allowable total of $XXXX (an overage of $XXXX or XXXXXX).
[3] Federal Compliance - S-Corp Income Documentation Test: Qualified Mortgage (Dodd-Frank 2014): Self-employed income documentation not sufficient (S-Corp). (XXXXXXXXXXXXX/S-Corp)
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX017)
[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of $2,930.00 exceeds tolerance of $900.00. Sufficient or excess cure was provided to the borrower at Closing. (8304)	Federal Compliance - Check Loan Designation Match - QM: The points and fees are more than allowable maximum, causing the loan to waterfall through the QM Testing.
Federal Compliance - Income Method of Calculation: The points and fees are more than allowable maximum, causing the loan to waterfall through the QM Testing.
Federal Compliance - QM DTI: The points and fees are more than allowable maximum, causing the loan to waterfall through the QM Testing.
Federal Compliance - QM Points and Fees: Points and Fees on subject loan of XXXXXX is in excess of the allowable maximum of 3.00000% of the Federal Total Loan Amount. Points and Fees total $XXXX on a Federal Total Loan Amount of $XXXX and an allowable total of $XXXX
Federal Compliance - S-Corp Income Documentation Test: The points and fees are more than allowable maximum, causing the loan to waterfall through the QM Testing.
Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Creditor did not provide a copy of each valuation to applicant three business days prior to consummation.	REVIEWER - CURED COMMENT (2025-06-15): Sufficient Cure Provided At Closing	Federal Compliance - Check Loan Designation Match - QM: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

																								Federal Compliance - QM DTI: Although this issue is subject to a 3 year SOL for affirmative claims under TILA, AMC does not adjust grading taking into account TILA SOL for exceptions under ATR, given the potential for enhanced damages when asserting an ability to repay defense in response to an action to collect a debt by recoupment or set-off.			TILA ATR/QM	C	C	C	C	C	C	C	C	C	C	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_12342	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Missing Document - E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement			1				2	[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX017)	Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation					-	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_12344	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Limited Cash-out GSE	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX Disaster Name: XXXXXXXXX, XXXXXXXXXXXX Disaster Declaration Date: XX/XX/XXXX [3] Insurance Analysis - Insufficient Coverage: Hazard insurance coverage amount is insufficient.	Using the coverage listed on the insurance binder, the coverage shortage is $192,000.00.	1	3	[3] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (InitiXX/XX/XXXX017)
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule (Dodd-Frank 2014): List of Homeownership Counseling Organizations not provided to applicant within three (3) business days of application.	Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing
Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: The file was missing a copy of the Homeownership Counseling disclosure or proof of the borrower's receipt within 3 days of the application date.	Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TRID SOL Expired	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_12347	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Investment	Purchase	N/A	2	1				1				2	[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX017) [2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Client:393XX/XX/XXXX017)	Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation					-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	CMLTI 2025-RP3_12350	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Missing Document - E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement [3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX Disaster Name: XXXXX Disaster Declaration Date: XX/XX/XXXX [3] Application / Processing - Missing Document: Missing Final 1003			1				2	[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX017) [2] Federal Compliance - RESPA - Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower.	Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.		Federal Compliance - RESPA - Initial Escrow Account Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_12354	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Safe Harbor QM	3	3	[3] Income Documentation - Income Docs Missing:: Borrower:XXXXXXXXXXX 4506-T XXXX, 4506-TXXXX [3] Income Documentation - Income documentation requirements not met.	Executed 4506-T at or before closing is missing.	1	3	[3] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Safe Harbor QM.
[3] Federal Compliance - NMLS - Missing Evidence of Initial Loan Application Date: Truth in Lending Act (NMLSR Dodd- Frank 2014): Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	Federal Compliance - Check Loan Designation Match - QM: The file is missing the signed 4506-T required by the AUS approval, causing the loan to waterfall through the QM Testing, resulting in a Loan Designation discrepancy.
Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: Missing Creditor application date.	Federal Compliance - Check Loan Designation Match - QM: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

Federal Compliance - NMLS - Missing Evidence of Initial Loan Application Date: Assignee Liability:  Civil actions that may be brought against a creditor may be maintained against any assignee only if the violation is apparent on the face of the disclosure or other documents assigned, except where the assignment was voluntary.  This civil liability may include $4,000, in the case of an individual transaction, or the lesser of $500,000 or 1% of the creditor's net worth in the case of a class action (effectiveXX/XX/XXXXthis amount increases to the lesser of $1,000,000 or 1%), as well as actual damages, court costs, and attorneys' fees.  For an anti-steering violation, the creditor may also be liable in an amount equal to the sum of all finance charges and fees paid by the consumer, unless the creditor demonstrates the failure to comply is not material.  Notwithstanding any other provision of law, when a creditor, assignee, or other holder or anyone acting on behalf of the creditor, assignee, or holder, initiates a judicial or nonjudicial foreclosure of the residential mortgage loan, or any other action to collect the debt in connection with such loan, a consumer may assert a violation as a matter of defense by recoupment or set off without regard for the time limit on a private action for damages.

EffectiveXX/XX/XXXX in addition to the aforementioned, the individual Loan Originator could be liable for statutory damages. The maximum liability is the greater of actual damages or 3 times the loan originator's compensation or gain, plus the cost to the consumer of the action. The Dodd-Frank Act extended the statute of limitations on TILA violations to 3 years from the date of the violation.

Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																								Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA ATR/QM	C	C	C	C	C	B	C	B	C	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_12355	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	3	1				1				3	[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $1,216.88 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (7200)	Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Fee increased on XX/XX/XXXX Loan Estimate and again on XX/XX/XXXX Closing Disclosure with no valid change evident.		Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	CMLTI 2025-RP3_12356	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Non QM	3	3	[3] AUS Discrepancy / Guidelines Discrepancy - AUS/Guideline Findings: All conditions were not met [3] Appraisal Documentation - Missing Document: Appraisal not provided	The loan is missing the appraisal required by the AUS approval.	1	3	[3] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Non QM.
[3] Federal Compliance - TILA NMLSR - Originator Company NMLS information on documents does not match NMLS website: Truth in Lending Act (NMLSR Dodd- Frank 2014):  Loan Originator Organization NMLS information on loan documents does not match NMLS.
[3] Federal Compliance - TILA NMLSR - Originator Company License Status Not Approved: Truth in Lending Act (NMLSR Dodd- Frank 2014): Loan Originator Organization not licensed to conduct loan origination activities.
[3] Federal Compliance - TILA NMLSR - Individual Originator NMLS information on documents does not match NMLS website: Truth in Lending Act (NMLSR Dodd- Frank 2014): Individual Loan Originator NMLSR information on loan documents does not match NMLSR.
[3] Federal Compliance - QM DTI: Qualified Mortgage (Dodd-Frank 2014): Total Debt to Income Ratio exceeds 43% and the images do not provide evidence loan is eligible for purchase, guarantee or insurance by the appropriate agency.
[3] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (FinXX/XX/XXXX017)
[3] Federal Compliance - TRID Initial Loan Estimate Timing Electronically Provided: TILA-RESPA Integrated Disclosure: Loan Estimate not delivered to Borrower(s) within three (3) business days of application. Initial Loan Estimate dated XX/XX/XXXX was electronically provided without or prior to borrower's consent to receive electronic disclosures. Failure to comply with the provisions of the E-Sign Act and failure to provide good faith estimate of fees timely may result in additional fee tolerance violations. (InitiXX/XX/XXXX017)
[3] Federal Compliance - TRID Lender Credit Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure:Zero Percent Fee Tolerance exceeded for Lender Credits.  Final Lender Credit of $0.00 exceeds tolerance of $-555.00. Insufficient or no cure was provided to the borrower. (9300)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $984.20 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (7200)	Federal Compliance - Check Loan Designation Match - QM: The loan is missing the appraisal required by the AUS approval, causing the loan to waterfall through the QM Testing.
Federal Compliance - QM DTI: The loan is missing the appraisal required by the AUS approval, causing the loan to waterfall through the QM Testing.
Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.
Federal Compliance - TRID Lender Credit Tolerance Violation Without Sufficient Cure Provided: Final Lender Credit of $0.00 exceeds tolerance of $-555.00. Insufficient or no cure was provided to the borrower.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Loan Discount Points was not disclosed on Loan Estimate. File does not contain a valid COC for this fee, nor evidence of cure.	Federal Compliance - Check Loan Designation Match - QM: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

Federal Compliance - TILA NMLSR - Originator Company NMLS information on documents does not match NMLS website: Assignee Liability:  Civil actions that may be brought against a creditor may be maintained against any assignee only if the violation is apparent on the face of the disclosure or other documents assigned, except where the assignment was voluntary.  This civil liability may include $4,000, in the case of an individual transaction, or the lesser of $500,000 or 1% of the creditor's net worth in the case of a class action (effectiveXX/XX/XXXXthis amount increases to the lesser of $1,000,000 or 1%), as well as actual damages, court costs, and attorneys' fees.  For an anti-steering violation, the creditor may also be liable in an amount equal to the sum of all finance charges and fees paid by the consumer, unless the creditor demonstrates the failure to comply is not material.  Notwithstanding any other provision of law, when a creditor, assignee, or other holder or anyone acting on behalf of the creditor, assignee, or holder, initiates a judicial or nonjudicial foreclosure of the residential mortgage loan, or any other action to collect the debt in connection with such loan, a consumer may assert a violation as a matter of defense by recoupment or set off without regard for the time limit on a private action for damages.
EffectiveXX/XX/XXXX in addition to the aforementioned, the individual Loan Originator could be liable for statutory damages. The maximum liability is the greater of actual damages or 3 times the loan originator's compensation or gain, plus the cost to the consumer of the action. The Dodd-Frank Act extended the statute of limitations on TILA violations to 3 years from the date of the violation.

Federal Compliance - TILA NMLSR - Individual Originator NMLS information on documents does not match NMLS website: Assignee Liability:  Civil actions that may be brought against a creditor may be maintained against any assignee only if the violation is apparent on the face of the disclosure or other documents assigned, except where the assignment was voluntary.  This civil liability may include $4,000, in the case of an individual transaction, or the lesser of $500,000 or 1% of the creditor's net worth in the case of a class action (effectiveXX/XX/XXXXthis amount increases to the lesser of $1,000,000 or 1%), as well as actual damages, court costs, and attorneys' fees.  For an anti-steering violation, the creditor may also be liable in an amount equal to the sum of all finance charges and fees paid by the consumer, unless the creditor demonstrates the failure to comply is not material.  Notwithstanding any other provision of law, when a creditor, assignee, or other holder or anyone acting on behalf of the creditor, assignee, or holder, initiates a judicial or nonjudicial foreclosure of the residential mortgage loan, or any other action to collect the debt in connection with such loan, a consumer may assert a violation as a matter of defense by recoupment or set off without regard for the time limit on a private action for damages.
EffectiveXX/XX/XXXX in addition to the aforementioned, the individual Loan Originator could be liable for statutory damages. The maximum liability is the greater of actual damages or 3 times the loan originator's compensation or gain, plus the cost to the consumer of the action. The Dodd-Frank Act extended the statute of limitations on TILA violations to 3 years from the date of the violation.

Federal Compliance - QM DTI: Although this issue is subject to a 3 year SOL for affirmative claims under TILA, AMC does not adjust grading taking into account TILA SOL for exceptions under ATR, given the potential for enhanced damages when asserting an ability to repay defense in response to an action to collect a debt by recoupment or set-off.

Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Initial Loan Estimate Timing Electronically Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Lender Credit Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TILA ATR/QM	D	D	D	D	D	C	C	C	C	C	A	A	A	A	A	D	D	D	D	D
XXXX	XXXX	CMLTI 2025-RP3_12359	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX Disaster Name: XXXXX XXXXXXXXX Disaster Declaration Date: XX/XX/XXXX	1	3	[3] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (InitiXX/XX/XXXX017)
[3] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $1,979.00 exceeds tolerance of $1,585.00 plus 10% or $1,743.50.  Insufficient or no cure was provided to the borrower. (0)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $80.28 exceeds tolerance of $23.00. Insufficient or no cure was provided to the borrower. (7520)	Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Closing Disclosure not provided to borrower within three business days prior to closing.
Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: Ten Percent Fee Tolerance exceeded. Total amount of $1,979.00 exceeds tolerance of $1,585.00 plus 10% or $1,743.50.  Insufficient or no cure was provided to the borrower.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $80.28 exceeds tolerance of $23.00. Insufficient or no cure was provided to the borrower.	Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_12360	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Missing Document - E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement			1				3	[3] Federal Compliance - TRID Interim Closing Disclosure Timing Test: TILA-RESPA Integrated Disclosure – Corrected Closing Disclosure provided on or after XX/XX/XXXX contains a change in loan product and a complete Closing Disclosure was not received by borrower at least three (3) business days prior to consummation.			Federal Compliance - TRID Interim Closing Disclosure Timing Test: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_12363	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	3	1	1	3	[3] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.
[3] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).
[3] Federal Compliance - TRID Interim Closing Disclosure Timing Test: TILA-RESPA Integrated Disclosure – Corrected Closing Disclosure provided on or after XX/XX/XXXX contains a change in loan product and a complete Closing Disclosure was not received by borrower at least three (3) business days prior to consummation.
[3] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $97.00 exceeds tolerance of $46.00 plus 10% or $50.60.  Insufficient or no cure was provided to the borrower. (0)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax.  Fee Amount of $232.05 exceeds tolerance of $230.00.  Insufficient or no cure was provided to the borrower. (8304)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee.  Fee Amount of $575.00 exceeds tolerance of $475.00.  Insufficient or no cure was provided to the borrower. (7506)
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX017)	Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: 10% tolerance was exceeded by $46.00 due to increase of recording fee. No valid COC provided, nor evidence of cure in file.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Transfer Tax was last disclosed as $230.00 on LE but disclosed as $232.05 on Final Closing Disclosure.  File does not contain a valid COC for this fee, nor evidence of cure in file.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Appraisal Fee disclosed was last disclosed as $475.00 on LE but disclosed as $575.00 on Final Closing Disclosure.  File does not contain a valid COC for this fee; cure provided at closing.
Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Verification appraisal was delivered to borrower was not provided.	Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - TRID Interim Closing Disclosure Timing Test: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	CMLTI 2025-RP3_12365	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	3	3	[3] Asset Calculation / Analysis - AUS Findings: Available for Reserves discrepancy.: Calculated Available for Reserves of $XXXX is less than AUS Available for Reserves of $XXXX. [3] Missing Document - E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement	Calculated Available for Reserves of $XXXX is less than AUS Available for Reserves of $XXXX.	1	3	[3] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Non QM.
[3] Federal Compliance - QM DTI: Qualified Mortgage (Dodd-Frank 2014): Total Debt to Income Ratio exceeds 43% and the images do not provide evidence loan is eligible for purchase, guarantee or insurance by the appropriate agency.
[3] Federal Compliance - QM Points and Fees: Qualified Mortgage (Dodd Frank 2014): Points and Fees on subject loan of XXXX% is in excess of the allowable maximum of  3.00000% of the Federal Total Loan Amount. Points and Fees total $XXXX on a Federal Total Loan Amount of $XXXX vs. an allowable total of $XXXX (an overage of $XXXX or XXXX%).
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points.  Fee Amount of $926.81 exceeds tolerance of $737.00.  Insufficient or no cure was provided to the borrower. (7200)
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX017)	Federal Compliance - Check Loan Designation Match - QM: The file is missing asset documents required by the AUS approval, causing the loan to waterfall through the QM Testing.
Federal Compliance - QM DTI: The file is missing asset documents required by the AUS approval, causing the loan to waterfall through the QM Testing.
Federal Compliance - QM Points and Fees: Points and Fees on subject loan of XXXX% is in excess of the allowable maximum of  3.00000% of the Federal Total Loan Amount. Points and Fees total $XXXX on a Federal Total Loan Amount of $XXXX vs. an allowable total of $XXX (an overage of $XXXX or XXXX%).
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Loan Discount Points was last disclosed as $737.00 on LE but disclosed as $926.81 on Final Closing Disclosure.  File does not contain a valid COC for this fee, nor evidence of cure in file.
Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Verification appraisal was delivered to borrower was not provided.	Federal Compliance - Check Loan Designation Match - QM: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

Federal Compliance - QM DTI: Although this issue is subject to a 3 year SOL for affirmative claims under TILA, AMC does not adjust grading taking into account TILA SOL for exceptions under ATR, given the potential for enhanced damages when asserting an ability to repay defense in response to an action to collect a debt by recoupment or set-off.

																								Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TILA ATR/QM	C	C	C	C	C	C	C	C	C	C	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_12366	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Missing Document - E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement	1	3	[3] Federal Compliance - TRID Lender Credit Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure:Zero Percent Fee Tolerance exceeded for Lender Credits. Final Lender Credit of $-1,441.36 exceeds tolerance of $-1,785.00. Insufficient or no cure was provided to the borrower. (9300)
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX017)	Federal Compliance - TRID Lender Credit Tolerance Violation Without Sufficient Cure Provided: Lender Credit Fee was last disclosed as $-1441.36 on LE but disclosed as $-1785.00 on Final Closing Disclosure. File does not contain a valid COC for this fee, nor evidence of cure in file.
																						Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.		Federal Compliance - TRID Lender Credit Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_12368	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Missing Document - E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement			1				1							-	C	C	C	C	C	A	A	A	A	A	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_12371	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Safe Harbor QM	3	3	[3] AUS Discrepancy / Guidelines Discrepancy - AUS/Guideline Findings: All conditions were not met [3] Missing Document - E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement [3] Application / Processing - FEMA Disaster Issue: Property is located in a FEMA Disaster area and has not been inspected.: Disaster Name: XXXXXXXXXXXXXX XXXXXXXXXXX,XXXXXXXXXXXXXXXXX Disaster Declaration Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX [3] Appraisal Documentation - Missing Document: Appraisal not provided	Missing appraisal.	1	3	[3] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Safe Harbor QM.
[3] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (FinXX/XX/XXXX017)	Federal Compliance - Check Loan Designation Match - QM: The appraisal is missing, causing the loan to waterfall through the QM Testing, resulting in a Loan Designation discrepancy.
Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: The Closing Disclosure was issuedXX/XX/XXXX which is not at least three business days prior to the closing date ofXX/XX/XXXX.	Federal Compliance - Check Loan Designation Match - QM: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

																								Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TILA ATR/QM	D	D	D	D	D	B	C	B	C	B	A	A	A	A	A	D	D	D	D	D
XXXX	XXXX	CMLTI 2025-RP3_12372	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	2	1				1				2	[2] Federal Compliance - ECOA Appraisal - Appraisal Provided Prior to Date Performed: ECOA Valuations Rule (Dodd-Frank 2014): Date valuation provided to applicant is prior to the date when valuation was performed. Unable to determine compliance with appraisal timing requirements. (Type:PrimaXX/XX/XXXX017)	Federal Compliance - ECOA Appraisal - Appraisal Provided Prior to Date Performed: Valuation was provided between the effective date and the report date.					-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	CMLTI 2025-RP3_12373	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Investment	Purchase	N/A	3	3	[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX Disaster Name: XXXXXXXXXXXXX Disaster Declaration Date: XX/XX/XXXX			1				1							-	C	C	C	C	C	A	A	A	A	A	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_12375	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Temporary SHQM (GSE/Agency Eligible)	3	1	1	3	[3] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act: Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).
[3] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (InitiXX/XX/XXXX017)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $635.28 exceeds tolerance of $180.00. Insufficient or no cure was provided to the borrower. (7200)	Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Initial Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $635.28 exceeds tolerance of $180.00. Insufficient or no cure was provided to the borrower.	Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	CMLTI 2025-RP3_12376	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Limited Cash-out GSE	Safe Harbor QM	3	3	[3] AUS Discrepancy / Guidelines Discrepancy - AUS/Guideline Findings: All conditions were not met [3] Missing Document - E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement	The loan is missing the final AUS approval associated with the DU Early Check Results.	1	3	[3] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Safe Harbor QM.
[3] Federal Compliance - NMLS - Missing Evidence of Initial Loan Application Date: Truth in Lending Act (NMLSR Dodd- Frank 2014): Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.
[3] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (InitiXX/XX/XXXX017)
[3] Federal Compliance - TRID Revised Loan Estimate Timing Before Closing: TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on XX/XX/XXXX not received by borrower at least four (4) business days prior to closing. (InterXX/XX/XXXX017)
[3] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $1,455.80 exceeds tolerance of $1,222.00 plus 10% or $1,344.20.  Insufficient or no cure was provided to the borrower. (0)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax.  Fee Amount of $0.50 exceeds tolerance of $0.00.  Insufficient or no cure was provided to the borrower. (8304)
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] State Compliance - Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Received Timely): Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] State Compliance - Ohio Consumer Sales Practices Act (No Documentation of Tangible Net Benefit Analysis): Ohio Consumer Sales Practices Act:  Mortgage loan file does not contain documentation of the analysis of the borrower's reasonable tangible net benefit.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.	Federal Compliance - Check Loan Designation Match - QM: The loan is missing the final AUS approval associated with the DU Early Check Results, causing the loan to waterfall through the QM Testing.
Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Closing disclosure datedXX/XX/XXXX was not signed and dated by the borrower.
Federal Compliance - TRID Revised Loan Estimate Timing Before Closing: Revised loan estimate datedXX/XX/XXXX7 was not signed and dated by the borrower.
Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: Total amount of $1,455.80 exceeds tolerance $1,344.20. Insufficient or no cure was provided to the borrower.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Transfer tax amount of $0.50 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower	Federal Compliance - Check Loan Designation Match - QM: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

Federal Compliance - NMLS - Missing Evidence of Initial Loan Application Date: Assignee Liability:  Civil actions that may be brought against a creditor may be maintained against any assignee only if the violation is apparent on the face of the disclosure or other documents assigned, except where the assignment was voluntary.  This civil liability may include $4,000, in the case of an individual transaction, or the lesser of $500,000 or 1% of the creditor's net worth in the case of a class action (effectiveXX/XX/XXXXthis amount increases to the lesser of $1,000,000 or 1%), as well as actual damages, court costs, and attorneys' fees.  For an anti-steering violation, the creditor may also be liable in an amount equal to the sum of all finance charges and fees paid by the consumer, unless the creditor demonstrates the failure to comply is not material.  Notwithstanding any other provision of law, when a creditor, assignee, or other holder or anyone acting on behalf of the creditor, assignee, or holder, initiates a judicial or nonjudicial foreclosure of the residential mortgage loan, or any other action to collect the debt in connection with such loan, a consumer may assert a violation as a matter of defense by recoupment or set off without regard for the time limit on a private action for damages.

EffectiveXX/XX/XXXX in addition to the aforementioned, the individual Loan Originator could be liable for statutory damages. The maximum liability is the greater of actual damages or 3 times the loan originator's compensation or gain, plus the cost to the consumer of the action. The Dodd-Frank Act extended the statute of limitations on TILA violations to 3 years from the date of the violation.

Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Revised Loan Estimate Timing Before Closing: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

State Compliance - Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Received Timely): The Consumer Sales Practices Act (CSPA) generally does not provide for assignee liability. The Act provides that no claim or defense may be asserted under the Act by the Attorney General or any consumer against a purchaser or assignee of a mortgage loan for value for any action under the statute unless: (a) the violation was committed by the purchaser or assignee; or (b) the assignee or purchaser is affiliated by common control with the seller of the loan at the time the loan was purchased or assigned.
The CSPA gives authority to the Office to bring class actions, grant injunctions, and levy monetary fines. Additionally, the CSPA provides borrowers with a private right of action. Therefore, it is possible that any action commenced under the CSPA could result in reputational damage. Moreover, note that since the borrower is allowed to seek equitable remedies in a court of law as part of the private right of action, a court could reform the loan terms which could impact purchasers. Therefore, if the seller cannot be compelled to repurchase the loan, the assignee could face exposure.

State Compliance - Ohio Consumer Sales Practices Act (No Documentation of Tangible Net Benefit Analysis): The Consumer Sales Practices Act (CSPA) generally does not provide for assignee liability. The Act provides that no claim or defense may be asserted under the Act by the Attorney General or any consumer against a purchaser or assignee of a mortgage loan for value for any action under the statute unless: (a) the violation was committed by the purchaser or assignee; or (b) the assignee or purchaser is affiliated by common control with the seller of the loan at the time the loan was purchased or assigned. The CSPA gives authority to the Office to bring class actions, grant injunctions, and levy monetary fines. Additionally, the CSPA provides borrowers with a private right of action. Therefore, it is possible that any action commenced under the CSPA could result in reputational damage. Moreover, note that since the borrower is allowed to seek equitable remedies in a court of law as part of the private right of action, a court could reform the loan terms which could impact purchasers. Therefore, if the seller cannot be compelled to repurchase the loan, the assignee could face exposure.

																								Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA ATR/QM	C	C	C	C	C	B	C	B	C	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_12378	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Safe Harbor QM	3	3	[3] Income Documentation - Income Docs Missing:: Borrower: XXXXXXXXXXX 4506-T XXXX, 4506-TXXXX [3] Income Documentation - Income documentation requirements not met.	Completed and signed 4506-T not provided.		1				3	[3] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Safe Harbor QM.	Federal Compliance - Check Loan Designation Match - QM: The file is missing the signed and dated 4506-T form required by the AUS approval, causing the loan to waterfall through the QM Testing, resulting in a Loan Designation discrepancy.		Federal Compliance - Check Loan Designation Match - QM: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.			TILA ATR/QM	C	C	C	C	C	B	C	B	C	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_12379	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Safe Harbor QM	3	3	[3] Asset Documentation - Asset documentation requirements not met.
[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: XX/XX/XXXX
Disaster End Date: XX/XX/XXXX
Disaster Name: XXXXXXXXX, XXXXXXXXXXXX
Disaster Declaration Date: XX/XX/XXXX
[3] Insurance Analysis - The Flood Insurance Policy effective date is after the Note Date.: Flood Insurance Policy Effective Date XX/XX/XXXX, Note Date XX/XX/XXXX
[2] Asset Calculation / Analysis - Available for Closing is insufficient to cover Cash From Borrower.: Documented qualifying Assets for Closing of $XXXX is less than Cash From Borrower $XXXX.	Documented Assets are less than required Cash from Borrower. Documented qualifying Assets for Closing of $XXXX is less than Cash From Borrower $XXXX.	1	3	[3] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Safe Harbor QM.
[3] Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Underdisclosed - Pre October 2018: TILA-RESPA Integrated Disclosure - Loan Disclosures: Non Escrowed Property Costs over Year 1 of  on Final Closing Disclosure provided on XX/XX/XXXX are underdisclosed. (FinXX/XX/XXXX017)
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX017)
[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $63.86 exceeds tolerance of $49.00. Sufficient or excess cure was provided to the borrower at Closing. (7520)	Federal Compliance - Check Loan Designation Match - QM: Documented qualifying Assets are less than Cash from Borrower, causing the loan to waterfall through QM Testing.
Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Underdisclosed - Pre October 2018: Non-Escrowed Property Costs over Year 1 of on Final Closing Disclosure provided on XX/XX/XXXX are underdisclosed
Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Appraisal report datedXX/XX/XXXX missing evidence of receipt
Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: Credit Report Fee was last disclosed as $49.00 on the Loan Estimate but disclosed as $63.86 on Final Closing Disclosure. File does not contain a Valid change of circumstance for this fee, nor evidence of cure in file	REVIEWER - CURED COMMENT (2025-06-20): Sufficient Cure Provided At Closing	Federal Compliance - Check Loan Designation Match - QM: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

																								Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Underdisclosed - Pre October 2018: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TILA ATR/QM	C	C	C	C	C	B	C	B	C	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_12381	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Missing Document - E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement [3] Insurance Analysis - Insufficient Coverage: Hazard insurance coverage amount is insufficient.	Using the coverage listed on the insurance binder, the coverage shortage is $8,000.		1				1							-	C	C	C	C	C	A	A	A	A	A	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_12382	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Safe Harbor QM	3	3	[3] AUS Discrepancy / Guidelines Discrepancy - AUS/Guideline Findings: All conditions were not met [3] Missing Document - E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement [3] Insurance Analysis - Insufficient Coverage: Hazard insurance coverage amount is insufficient. [3] Application / Processing - Missing Document: Note - Other (non-subject) not provided	The file is missing the Note for the subordinate financing, as required by the AUS approval. Using the coverage listed on the insurance binder, the coverage shortage is $17,300.00. The file is missing the Note for the subordinate financing, as required by the AUS approval.	1	3	[3] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Safe Harbor QM.
[3] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.
[3] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of $847.00 exceeds tolerance of $842.00. Insufficient or no cure was provided to the borrower. (8304)	Federal Compliance - Check Loan Designation Match - QM: The file is missing the Note for the subordinate financing, as required by the AUS approval, causing the loan to waterfall through the QM Testing.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Lender Credit of -$5.50 not documented correctly on the Final CD.	Federal Compliance - Check Loan Designation Match - QM: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: TILA ROR - 3yrs for rescindable transactions.

																								Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TILA ATR/QM	C	C	C	C	C	B	C	B	C	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_12383	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	3	3	[3] Missing Document - E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement [3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX Disaster Name: XXXXXXXXXXXXXX Disaster Declaration Date: XX/XX/XXXX	1	3	[3] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Non QM.
[3] Federal Compliance - Income Method of Calculation: Qualified Mortgage (Dodd-Frank 2014): The Method used to calculate the qualifying monthly income is not supported by the earnings history/trend. (XXXXXXXXXXXXXSchedule C)
[3] Federal Compliance - QM Points and Fees: Qualified Mortgage (Dodd Frank 2014): Points and Fees on subject loan of XXXX% is in excess of the allowable maximum of  3.00000% of the Federal Total Loan Amount. Points and Fees total $XXXX on a Federal Total Loan Amount of $XXXX vs. an allowable total of $XXXX (an overage of $XXXX or XXXX%).
[3] Federal Compliance - Rental Income Documentation - Schedule E Method Test: Qualified Mortgage (Dodd-Frank 2014): Rental income documentation requirement not met for XXXXXXXXXXXXX  Lease Agreement and/or Tax Return not provided. (XXXXXXXXXXXXXSchedule E)
[3] Federal Compliance - Rental Income Documentation - Schedule E Method Test: Qualified Mortgage (Dodd-Frank 2014): Rental income documentation requirement not met for XXXXXXXXXXXXX.  Lease Agreement and/or Tax Return not provided. (XXXXXXXXXXXXX/Schedule E)
[3] Federal Compliance - Rental Income Documentation - Schedule E Method Test: Qualified Mortgage (Dodd-Frank 2014): Rental income documentation requirement not met for XXXXXXXXXXXXX.  Lease Agreement and/or Tax Return not provided. (XXXXXXXXXXXXX/Schedule E)
[3] Federal Compliance - Rental Income Documentation - Schedule E Method Test: Qualified Mortgage (Dodd-Frank 2014): Rental income documentation requirement not met for XXXXXXXXXXXXX.  Lease Agreement and/or Tax Return not provided. (XXXXXXXXXXXXX/Schedule E)
[3] Federal Compliance - Rental Income Documentation - Schedule E Method Test: Qualified Mortgage (Dodd-Frank 2014): Rental income documentation requirement not met for XXXXXXXXXXXXX.  Lease Agreement and/or Tax Return not provided. (XXXXXXXXXXXXX/Schedule E)
[3] Federal Compliance - Rental Income Documentation - Schedule E Method Test: Qualified Mortgage (Dodd-Frank 2014): Rental income documentation requirement not met for XXXXXXXXXXXXX.  Lease Agreement and/or Tax Return not provided. (XXXXXXXXXXXXX/Schedule E)
[3] Federal Compliance - Rental Income Documentation - Schedule E Method Test: Qualified Mortgage (Dodd-Frank 2014): Rental income documentation requirement not met for XXXXXXXXXXXXX  Lease Agreement and/or Tax Return not provided. (XXXXXXXXXXXXXSchedule E)
[3] Federal Compliance - Sole Proprietorship Income Documentation Test: Qualified Mortgage (Dodd-Frank 2014): Self-employed income documentation not sufficient (Sole Proprietorship). (XXXXXXXXXXXXXSchedule C)
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX017)	Federal Compliance - Check Loan Designation Match - QM: The points and fees are more than allowable maximum, causing the loan to waterfall through the QM Testing.
Federal Compliance - Income Method of Calculation: The points and fees are more than allowable maximum, causing the loan to waterfall through the QM Testing.
Federal Compliance - QM Points and Fees: Points and Fees on subject loan of XXXX% is in excess of the allowable maximum of 3.00000% of the Federal Total Loan Amount.
Federal Compliance - Rental Income Documentation - Schedule E Method Test: The points and fees are more than allowable maximum, causing the loan to waterfall through the QM Testing.
Federal Compliance - Rental Income Documentation - Schedule E Method Test: The points and fees are more than allowable maximum, causing the loan to waterfall through the QM Testing.
Federal Compliance - Rental Income Documentation - Schedule E Method Test: The points and fees are more than allowable maximum, causing the loan to waterfall through the QM Testing.
Federal Compliance - Rental Income Documentation - Schedule E Method Test: The points and fees are more than allowable maximum, causing the loan to waterfall through the QM Testing.
Federal Compliance - Rental Income Documentation - Schedule E Method Test: The points and fees are more than allowable maximum, causing the loan to waterfall through the QM Testing.
Federal Compliance - Rental Income Documentation - Schedule E Method Test: The points and fees are more than allowable maximum, causing the loan to waterfall through the QM Testing.
Federal Compliance - Rental Income Documentation - Schedule E Method Test: The points and fees are more than allowable maximum, causing the loan to waterfall through the QM Testing.
Federal Compliance - Sole Proprietorship Income Documentation Test: The points and fees are more than allowable maximum, causing the loan to waterfall through the QM Testing.
																						Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Creditor did not provide a copy of each valuation to applicant three business days prior to consummation.		Federal Compliance - Check Loan Designation Match - QM: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.			TILA ATR/QM	C	C	C	C	C	C	C	C	C	C	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_12391	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Missing Document - E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement [3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX Disaster Name: XXXXXXXXX, XXXXXXXXXXXX Disaster Declaration Date: XX/XX/XXXX	1	2	[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX017)
																					[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Re-Inspection Fee. Fee Amount of $175.00 exceeds tolerance of $0.00. Sufficient or excess cure was provided to the borrower at Closing. (75103)	Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Evidence the borrower was provided a copy of appraisal within 3 business days prior to consummation is missing.	REVIEWER - CURED COMMENT (2025-06-16): Sufficient Cure Provided At Closing				-	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_12394	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Home Improvement	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX Disaster Name: XXXXXXXXX, XXXXXXXX, XXXXXXXXXXXX Disaster Declaration Date: XX/XX/XXXX	1	3	[3] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (FinXX/XX/XXXX017)
[3] Federal Compliance - TRID Lender Credit Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure:Zero Percent Fee Tolerance exceeded for Lender Credits. Final Lender Credit of $0.00 exceeds tolerance of $-291.00. Insufficient or no cure was provided to the borrower. (9300)	Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.
Federal Compliance - TRID Lender Credit Tolerance Violation Without Sufficient Cure Provided: Zero Percent Fee Tolerance exceeded for Lender Credits. Final Lender Credit of $0.00 exceeds tolerance of $-291.00. Insufficient or no cure was provided to the borrower.	Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Lender Credit Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_12397	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Missing Document - E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement [3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX Disaster Name: XXXXXXXXXXXXXX Disaster Declaration Date: XX/XX/XXXX			1				2	[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX017)	Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Verification appraisal was delivered to borrower was not provided.					-	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_12400	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Investment	Refinance Limited Cash-out GSE	N/A	2	1				1				2	[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX017)	Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: No documentation in file to evidence receipt of the appraisal by the borrowers.					-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	CMLTI 2025-RP3_12401	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Investment	Refinance Cash-out - Other	N/A	3	3	[3] Income Documentation - REO Documents are missing.: Address: XXXXXXXXXXXStatement			1				1							-	C	C	C	C	C	A	A	A	A	A	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_12402	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Missing Document - E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement [3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX Disaster Name: XXXXXXXXXXXXXXX Disaster Declaration Date: XX/XX/XXXX	1	3	[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $33.35 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (7200)
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX017)	Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: A valid COC for the fee increase was not provided.
																						Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Borrower was not provided with a copy of the appraisal three business days prior to closing.		Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_12404	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Missing Document - E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement			1				3	[3] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (FinXX/XX/XXXX017)	Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.		Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_12405	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	CMLTI 2025-RP3_12411	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	3	3	[3] AUS Discrepancy / Guidelines Discrepancy - AUS/Guideline Findings: All conditions were not met [3] Missing Document - E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement [3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	Private Mortgage Insurance not provided.	1	3	[3] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Non QM.
[3] Federal Compliance - QM Employment History: Qualified Mortgage (Dodd-Frank 2014): Employment history requirement not met. (XXXXXXXXXXXXX/XXXX)
[3] Federal Compliance - TRID Final Closing Disclosure Mortgage Insurance Payment: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on XX/XX/XXXX disclosed a mortgage insurance payment for payment stream 1 that does not match the actual payment for the loan. (ProjSeq:1/2816119)
[3] Federal Compliance - TRID Final Closing Disclosure Projected P&I Min Payment Fixed Rate Subsequent Payments: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on XX/XX/XXXX disclosed a periodic principal and interest payment for payment stream 2 that does not match the actual payment for the loan. (ProjSeq:2/2816120)
[3] Federal Compliance - TRID Lender Credit Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure:Zero Percent Fee Tolerance exceeded for Lender Credits. Final Lender Credit of $-151.52 exceeds tolerance of $-165.00. Insufficient or no cure was provided to the borrower. (9300)	Federal Compliance - Check Loan Designation Match - QM: The file is missing an MI certificate required by the AUS approval, causing the loan to waterfall through the QM Testing.
Federal Compliance - QM Employment History: The file is missing an MI certificate required by the AUS approval, causing the loan to waterfall through the QM Testing.
Federal Compliance - TRID Final Closing Disclosure Mortgage Insurance Payment: Private Mortgage Insurance was not provided.
Federal Compliance - TRID Final Closing Disclosure Projected P&I Min Payment Fixed Rate Subsequent Payments: Disclosure did not show the interest payment for payment stream 2 accurately.
Federal Compliance - TRID Lender Credit Tolerance Violation Without Sufficient Cure Provided: Lender Credits amount decreased in final closing disclosure. No valid change circumstance in file.	Federal Compliance - Check Loan Designation Match - QM: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

Federal Compliance - TRID Final Closing Disclosure Mortgage Insurance Payment: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Projected P&I Min Payment Fixed Rate Subsequent Payments: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Lender Credit Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TILA ATR/QM	C	C	C	C	C	C	C	C	C	C	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_12414	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Limited Cash-out GSE	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Missing Document - E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement [3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX Disaster Name: XXXXXXXXX, XXXXXXXXXXXX Disaster Declaration Date: XX/XX/XXXX	1	3	[3] Federal Compliance - TRID Lender Credit Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure:Zero Percent Fee Tolerance exceeded for Lender Credits. Final Lender Credit of $-75.57 exceeds tolerance of $-305.00. Insufficient or no cure was provided to the borrower. (9300)
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX017)	Federal Compliance - TRID Lender Credit Tolerance Violation Without Sufficient Cure Provided: Zero Percent Fee Tolerance exceeded for Lender Credits. Final Lender Credit of $-75.57 exceeds tolerance of $-305.00. Insufficient or no cure was provided to the borrower.
																						Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.		Federal Compliance - TRID Lender Credit Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_12419	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	3	1				1				3	[3] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (FinXX/XX/XXXX017)	Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Appraisal proof of delivery is not provided within 3 business days prior to closing		Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	CMLTI 2025-RP3_12420	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	3	1	1	3	[3] Federal Compliance - TRID Final Closing Disclosure Amount Financed Test: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on XX/XX/XXXX disclosed an Amount Financed disclosed an inaccurate Amount Financed. The disclosed Amount Financed in the amount of $168,746.90 is over disclosed by $241.00 compared to the calculated Amount Financed of $168,505.90 and the disclosed Finance Charge is not accurate within applicable tolerances for Amount Financed to be considered accurate (fee amounts included in Amount Financed and Finance Charge calculations are based on Closing Disclosure dated XX/XX/XXXX). (FinXX/XX/XXXX017)
[3] Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on XX/XX/XXXX disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan.  The disclosed Finance Charge in the amount of $142,421.36 is under disclosed by $241.00 compared to the calculated Finance Charge of $142,662.36 which exceeds the $100.00 threshold (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated XX/XX/XXXX). (FinXX/XX/XXXX017)
[3] Federal Compliance - TRID Final Closing Disclosure No Seller Paid Fees Primary Residence First Lien: TRID Final Closing Disclosure XX/XX/XXXX on a first lien purchase transaction did not disclose any Seller paid fees/charges on page 2. (FinXX/XX/XXXX017)	Federal Compliance - TRID Final Closing Disclosure Amount Financed Test: Disclosed Amount Financed are $168,746.90. Due Diligence Amount Financed are $168,505.90. There is a variance of $241.
Federal Compliance - TRID Final Closing Disclosure Finance Charge: Disclosed Finance Charges are $142,421.36. Due Diligence Finance Charges are $142,662.36. There is a variance of $241.
Federal Compliance - TRID Final Closing Disclosure No Seller Paid Fees Primary Residence First Lien: Seller paid fees not available in Final Closing Disclosure. Seller Closing Disclosure is not in file.	Federal Compliance - TRID Final Closing Disclosure Amount Financed Test: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	CMLTI 2025-RP3_12423	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	3	1	1	3	[3] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (FinXX/XX/XXXX017)
[3] Federal Compliance - TRID Revised Loan Estimate Timing Before Closing: TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on XX/XX/XXXX not received by borrower at least four (4) business days prior to closing. (InterXX/XX/XXXX017)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $525.00 exceeds tolerance of $475.00. Insufficient or no cure was provided to the borrower. (7506)	Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Evidence of receipt of Initial Closing Disclosure three (3) business days prior to closing is not in file.
Federal Compliance - TRID Revised Loan Estimate Timing Before Closing: Evidence of receipt of Loan Estimate four (4) business days prior to closing is not in file.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Appraisal Fee increased without a valid change in circumstance. Cure was not provided at closing.	Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Revised Loan Estimate Timing Before Closing: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	CMLTI 2025-RP3_12427	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	CMLTI 2025-RP3_12428	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Missing Document - E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement			1				3	[3] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (FinXX/XX/XXXX017)	Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.		Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_12429	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX Disaster Name: XXXXX Disaster Declaration Date: XX/XX/XXXX [3] Insufficient Coverage - The Hazard Insurance Policy effective date is after the funds disbursed.: Hazard Insurance Policy Effective Date XX/XX/XXXX; Disbursement Date: XX/XX/XXXX; Note Date: XX/XX/XXXX; Transaction Date: XX/XX/XXXX	1	3	[3] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (FinXX/XX/XXXX017)
[3] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $1,915.00 exceeds tolerance of $1,399.00 plus 10% or $1,538.90.  Insufficient or no cure was provided to the borrower. (0)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $4,093.68 exceeds tolerance of $3,841.00. Insufficient or no cure was provided to the borrower. (7200)	Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Closing Disclosure not provided to Borrower at least three business days prior to closing.
Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: 10% tolerance was exceeded by $1,915.00 due to addition of Endorsement and Courier fees.  No valid COC provided, cure provided at closing.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $4,093.68 exceeds tolerance of $3,841.00. Insufficient or no cure was provided to the borrower.	Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_12430	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Non QM	3	3	[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX Disaster Name: XXXXXXXXXXXX Disaster Declaration Date: XX/XX/XXXX [3] Insurance Analysis - Insufficient Coverage: Hazard insurance coverage amount is insufficient. [2] General - Title Policy Coverage is less than Original Loan Amount.: The Title Policy Amount of $XXXX is less than the note amount of $XXX,XXXbased on the Commitment in file.	Using the coverage listed on the insurance binder, the coverage shortage is $100.	1	3	[3] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Non QM.
[3] Federal Compliance - QM Points and Fees: Qualified Mortgage (Dodd Frank 2014): Points and Fees on subject loan of XXXX% is in excess of the allowable maximum of  3.00000% of the Federal Total Loan Amount. Points and Fees total $XXXX on a Federal Total Loan Amount of $XXXX vs. an allowable total of $XXXX (an overage of $XXXXor XXXX%).
[3] Federal Compliance - Social Security Documentation: Qualified Mortgage (Dodd-Frank 2014): Social Security income documentation insufficient. (Morehouse,Pearl Retired/Social Security)
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX017)	Federal Compliance - Check Loan Designation Match - QM: The points and fees are more than allowable maximum, causing the loan to waterfall through the QM Testing.
Federal Compliance - QM Points and Fees: Points and Fees on subject loan of XXXX% is in excess of the allowable maximum of  3.00000% of the Federal Total Loan Amount. Points and Fees total $XXXX on a Federal Total Loan Amount of $XXXX vs. an allowable total of $XXXX (an overage of $XXXX or XXXX%).
Federal Compliance - Social Security Documentation: The points and fees are more than allowable maximum, causing the loan to waterfall through the QM Testing.
																						Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Verification appraisal was delivered to borrower was not provided.		Federal Compliance - Check Loan Designation Match - QM: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.			TILA ATR/QM	C	C	C	C	C	C	C	C	C	C	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_12433	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Missing Document - E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement [3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX Disaster Name: XXXXX Disaster Declaration Date: XX/XX/XXXX	1	3	[3] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (FinXX/XX/XXXX017)
[3] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $1,175.00 exceeds tolerance of $0.00 plus 10% or $0.00. Insufficient or no cure was provided to the borrower. (0)	Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.
																						Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: 10% tolerance was exceeded by $1,175.00 due to increase of recording fee. No valid COC provided, nor evidence of cure in file.		Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_12437	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Missing Document - E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement			1				3	[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of $734.80 exceeds tolerance of $728.00. Insufficient or no cure was provided to the borrower. (8304)	Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of $734.80 exceeds tolerance of $728.00. Insufficient or no cure was provided to the borrower		Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_12440	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	2	1				1				2	[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX017) [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.		Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	CMLTI 2025-RP3_12442	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	2	1	1	2	[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX017)
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
																					[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.	Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.		Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	CMLTI 2025-RP3_12448	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Missing Document - E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement [3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX Disaster Name: XXXXXXXXX, XXXXXXXXXXXX Disaster Declaration Date: XX/XX/XXXX			1				1							-	C	C	C	C	C	A	A	A	A	A	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_12449	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Temporary SHQM (GSE/Agency Eligible)	3	1	1	3	[3] Federal Compliance - TRID Initial Loan Estimate Timing Electronically Provided: TILA-RESPA Integrated Disclosure: Loan Estimate not delivered to Borrower(s) within three (3) business days of application. Initial Loan Estimate dated XX/XX/XXXX was electronically provided without or prior to borrower's consent to receive electronic disclosures. Failure to comply with the provisions of the E-Sign Act and failure to provide good faith estimate of fees timely may result in additional fee tolerance violations. (InitiXX/XX/XXXX017)
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX017)
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.	Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Appraisal delivery receipt is not provided.	Federal Compliance - TRID Initial Loan Estimate Timing Electronically Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TRID SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	CMLTI 2025-RP3_12451	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Missing Document - E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement	1	3	[3] Federal Compliance - Federal Loan Originator Compensation - Individual LO Not NMLS Licensed at Time of Application: Truth in Lending Act (NMLSR Dodd- Frank 2014): Individual Loan Originator not NMLS licensed or registered at time of application.
[3] Federal Compliance - TILA NMLSR - Originator Company License Status Not Approved: Truth in Lending Act (NMLSR Dodd- Frank 2014): Loan Originator Organization not in approved license status to conduct loan origination activities.
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax.  Fee Amount of $420.00 exceeds tolerance of $417.00.  Insufficient or no cure was provided to the borrower. (8304)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $175.00 exceeds tolerance of $174.00. Insufficient or no cure was provided to the borrower. (7200)	Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: The initial Loan Estimate disclosed Transfer Tax of $417.00. The final Closing Disclosure reflects Transfer Tax of $420.00. A valid change of circumstance was not provided. No cure was provided to the borrower.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: The initial Loan Estimate disclosed Loan Discount Points of $174.00. The final Closing Disclosure reflects Loan Discount Points of $175.00. A valid change of circumstance was not provided. No cure was provided to the borrower.	Federal Compliance - Federal Loan Originator Compensation - Individual LO Not NMLS Licensed at Time of Application: "Assignee Liability: Civil actions that may be brought against a creditor may be maintained against any assignee only if the violation is apparent on the face of the disclosure or other documents assigned, except where the assignment was involuntary. This civil liability may include $4,000, in the case of an individual transaction, or the lesser of $500,000 or 1% of the creditor's net worth in the case of a class action (effectiveXX/XX/XXXXthis amount increases to the lesser of $1,000,000 or 1%), as well as actual damages, court costs, and attorneys' fees. For an anti-steering violation, the creditor may also be liable in an amount equal to the sum of all finance charges and fees paid by the consumer, unless the creditor demonstrates the failure to comply is not material. Notwithstanding any other provision of law, when a creditor, assignee, or other holder or anyone acting on behalf of the creditor, assignee, or holder, initiates a judicial or nonjudicial foreclosure of the residential mortgage loan, or any other action to collect the debt in connection with such loan, a consumer may assert a violation as a matter of defense by recoupment or set off without regard for the time limit on a private action for damages.
EffectiveXX/XX/XXXX in addition to the aforementioned, the individual Loan Originator could be liable for statutory damages. The maximum liability is the greater of actual damages or 3 times the loan originator's compensation or gain, plus the cost to the consumer of the action. The Dodd-Frank Act extended the statute of limitations on TILA violations to 3 years from the date of the violation."

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_12454	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Limited Cash-out GSE	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Income Documentation - REO Documents are missing.: Address: XXXXXXXXXXXXXXXX Tax Verification [3] Income Documentation - REO Documents are missing.: Address: XXXXXXXXXXXXXXXXStatement	1	3	[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
																					[2] Federal Compliance - ECOA Appraisal - Appraisal Provided Prior to Date Performed: ECOA Valuations Rule (Dodd-Frank 2014): Date valuation provided to applicant is prior to the date when valuation was performed. Unable to determine compliance with appraisal timing requirements. (Type:PrimaXX/XX/XXXX017)	Federal Compliance - ECOA Appraisal - Appraisal Provided Prior to Date Performed: Date valuation provided to applicant is prior to the date when valuation was performed. Unable to determine compliance with appraisal timing requirements.		Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.			TILA SOL Expired	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_12457	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	3	1	1	3	[3] Federal Compliance - TILA NMLSR - Originator Company License Status Not Approved: Truth in Lending Act (NMLSR Dodd- Frank 2014): Loan Originator Organization not licensed to conduct loan origination activities.
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Service Charges.  Fee Amount of $210.50 exceeds tolerance of $206.00.  Insufficient or no cure was provided to the borrower. (7391)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $842.00 exceeds tolerance of $824.00. Insufficient or no cure was provided to the borrower. (7200)	Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Zero Percent Fee Tolerance exceeded for Service Charges. Fee Amount of $210.50 exceeds tolerance of $206.00. Insufficient or no cure was provided to the borrower.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $842.00 exceeds tolerance of $824.00. Insufficient or no cure was provided to the borrower.	Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	CMLTI 2025-RP3_12458	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Missing Document - E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement	1	3	[3] Federal Compliance - TILA NMLSR - Originator Company NMLS information on documents does not match NMLS website: Truth in Lending Act (NMLSR Dodd- Frank 2014): Loan Originator Organization NMLS information on loan documents does not match NMLS.
[3] Federal Compliance - TILA NMLSR - Individual Originator License Status Not Approved: Truth in Lending Act (NMLSR Dodd- Frank 2014): Individual Loan Originator not licensed to conduct loan origination activities.
[3] Federal Compliance - TILA NMLSR - Individual Originator NMLS information on documents does not match NMLS website: Truth in Lending Act (NMLSR Dodd- Frank 2014): Individual Loan Originator NMLSR information on loan documents does not match NMLSR.
[3] Federal Compliance - TRID Lender Credit Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure:Zero Percent Fee Tolerance exceeded for Lender Credits. Final Lender Credit of $-34.25 exceeds tolerance of $-173.00. Insufficient or no cure was provided to the borrower. (9300)	Federal Compliance - TRID Lender Credit Tolerance Violation Without Sufficient Cure Provided: The Loan Estimate disclosed a Lender Credit of $173.00. The final Closing Disclosure reflects a Lender Credit of $34.25. A valid change of circumstance was not provided. No cure was provided to the borrower.	Federal Compliance - TILA NMLSR - Originator Company NMLS information on documents does not match NMLS website: Assignee Liability: Civil actions that may be brought against a creditor may be maintained against any assignee only if the violation is apparent on the face of the disclosure or other documents assigned, except where the assignment was voluntary. This civil liability may include $4,000, in the case of an individual transaction, or the lesser of $500,000 or 1% of the creditor's net worth in the case of a class action (effectiveXX/XX/XXXXthis amount increases to the lesser of $1,000,000 or 1%), as well as actual damages, court costs, and attorneys' fees. For an anti-steering violation, the creditor may also be liable in an amount equal to the sum of all finance charges and fees paid by the consumer, unless the creditor demonstrates the failure to comply is not material. Notwithstanding any other provision of law, when a creditor, assignee, or other holder or anyone acting on behalf of the creditor, assignee, or holder, initiates a judicial or nonjudicial foreclosure of the residential mortgage loan, or any other action to collect the debt in connection with such loan, a consumer may assert a violation as a matter of defense by recoupment or set off without regard for the time limit on a private action for damages.
EffectiveXX/XX/XXXX in addition to the aforementioned, the individual Loan Originator could be liable for statutory damages. The maximum liability is the greater of actual damages or 3 times the loan originator's compensation or gain, plus the cost to the consumer of the action. The Dodd-Frank Act extended the statute of limitations on TILA violations to 3 years from the date of the violation.

Federal Compliance - TILA NMLSR - Individual Originator NMLS information on documents does not match NMLS website: Assignee Liability:  Civil actions that may be brought against a creditor may be maintained against any assignee only if the violation is apparent on the face of the disclosure or other documents assigned, except where the assignment was voluntary.  This civil liability may include $4,000, in the case of an individual transaction, or the lesser of $500,000 or 1% of the creditor's net worth in the case of a class action (effectiveXX/XX/XXXXthis amount increases to the lesser of $1,000,000 or 1%), as well as actual damages, court costs, and attorneys' fees.  For an anti-steering violation, the creditor may also be liable in an amount equal to the sum of all finance charges and fees paid by the consumer, unless the creditor demonstrates the failure to comply is not material.  Notwithstanding any other provision of law, when a creditor, assignee, or other holder or anyone acting on behalf of the creditor, assignee, or holder, initiates a judicial or nonjudicial foreclosure of the residential mortgage loan, or any other action to collect the debt in connection with such loan, a consumer may assert a violation as a matter of defense by recoupment or set off without regard for the time limit on a private action for damages.
EffectiveXX/XX/XXXX in addition to the aforementioned, the individual Loan Originator could be liable for statutory damages. The maximum liability is the greater of actual damages or 3 times the loan originator's compensation or gain, plus the cost to the consumer of the action. The Dodd-Frank Act extended the statute of limitations on TILA violations to 3 years from the date of the violation.

																								Federal Compliance - TRID Lender Credit Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_12463	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	Non QM	3	3	[3] AUS Discrepancy / Guidelines Discrepancy - AUS/Guideline Findings: All conditions were not met [3] Application / Processing - FEMA Disaster Issue: Property is located in a FEMA Disaster area and has not been inspected.: Disaster Name: XXXXXXXXXXXXXXX Disaster Declaration Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX [3] Appraisal Documentation - Missing Document: Appraisal not provided	Missing Appraisal.	1	3	[3] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Non QM.
[3] Miscellaneous Compliance - Non Taxable Income: Qualified Mortgage (Dodd-Frank 2014): Percentage of non-taxable income added exceeds borrower tax rate. (XXXXXXXXXXXXX Retired/Social Security)
[3] Federal Compliance - QM DTI: Qualified Mortgage (Dodd-Frank 2014): Total Debt to Income Ratio exceeds 43% and the images do not provide evidence loan is eligible for purchase, guarantee or insurance by the appropriate agency.
[3] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.
[3] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).
[3] Federal Compliance - TRID Lender Credit Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure:Zero Percent Fee Tolerance exceeded for Lender Credits.  Final Lender Credit of $0.00 exceeds tolerance of $-69.00. Insufficient or no cure was provided to the borrower. (9300)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points.  Fee Amount of $360.75 exceeds tolerance of $0.00.  Insufficient or no cure was provided to the borrower. (7200)
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.	Federal Compliance - Check Loan Designation Match - QM: The loan is missing the appraisal required by the AUS approval, causing the loan to waterfall through the QM Testing.
Miscellaneous Compliance - Non Taxable Income: The loan is missing the appraisal required by the AUS approval, causing the loan to waterfall through the QM Testing.
Federal Compliance - QM DTI: The loan is missing the appraisal required by the AUS approval, causing the loan to waterfall through the QM Testing.
Federal Compliance - TRID Lender Credit Tolerance Violation Without Sufficient Cure Provided: Lender Credits decreased without a valid change in circumstance. Cure was not provided at closing.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Ten percent fees increased without a valid change in circumstance. Cure was not provided at closing.	Federal Compliance - Check Loan Designation Match - QM: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

Federal Compliance - QM DTI: Although this issue is subject to a 3 year SOL for affirmative claims under TILA, AMC does not adjust grading taking into account TILA SOL for exceptions under ATR, given the potential for enhanced damages when asserting an ability to repay defense in response to an action to collect a debt by recoupment or set-off.

Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - TRID Lender Credit Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.

																								Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA ATR/QM	D	D	D	D	D	C	C	C	C	C	A	A	A	A	A	D	D	D	D	D
XXXX	XXXX	CMLTI 2025-RP3_12468	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX Disaster Name: XXXXXXXXXXXXXX XXXXXXXXXXXX Disaster Declaration Date: XX/XX/XXXX			1				1							-	C	C	C	C	C	A	A	A	A	A	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_12469	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Missing Document - E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement [3] Mortgage / Program Eligibility - Missing Document: Note - Subordinate Lien not provided			1				3	[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $618.50 exceeds tolerance of $614.00. Insufficient or no cure was provided to the borrower. (7200)	Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $618.50 exceeds tolerance of $614.00. Insufficient or no cure was provided to the borrower.		Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_12471	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Safe Harbor QM	3	3	[3] Income Documentation - Income Docs Missing:: Borrower: XXXXXXXXXXXXXXXX4506-T XXXX, 4506-TXXXX [3] Income Documentation - Income documentation requirements not met.	The file is missing the signed and dated 4506-T form required by the AUS approval.	1	3	[3] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Safe Harbor QM.
[2] Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:PrimaXX/XX/XXXX017)
[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $570.00 exceeds tolerance of $500.00. Sufficient or excess cure was provided to the borrower at Closing. (7506)	Federal Compliance - Check Loan Designation Match - QM: The file is missing the signed and dated 4506-T form required by the AUS approval, causing the loan to waterfall through the QM Testing, resulting in a Loan Designation discrepancy.
Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): No evidence in file to confirm borrowers receipt of appraisal.	REVIEWER - CURED COMMENT (2025-06-13): Sufficient Cure Provided At Closing	Federal Compliance - Check Loan Designation Match - QM: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

																								Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): There is generally no Assignee Liability.			TILA ATR/QM	C	C	C	C	C	B	C	B	C	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_12472	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Limited Cash-out GSE	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Missing Document - E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement	1	3	[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of $613.50 exceeds tolerance of $605.00. Insufficient or no cure was provided to the borrower. (8304)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $1,533.00 exceeds tolerance of $1,509.00. Insufficient or no cure was provided to the borrower. (7200)	Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of $613.50 exceeds tolerance of $605.00. Sufficient cure is required.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $1,533.00 exceeds tolerance of $1,509.00. Sufficient cure is required.	Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_12474	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Temporary SHQM (GSE/Agency Eligible)	2	1				1				2	[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX017)	Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Verification appraisal was delivered to borrower was not provided.					-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	CMLTI 2025-RP3_12478	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Missing Document - E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement [3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX Disaster Name: XXXXXXXXX, XXXXXXXXXXXX Disaster Declaration Date: XX/XX/XXXX [3] Mortgage / Program Eligibility - Missing Document: Note - Subordinate Lien not provided	1	3	[3] Federal Compliance - TILA NMLSR - Originator Company Not Licensed at time of Application: Truth in Lending Act (NMLSR Dodd- Frank 2014): Loan Originator Organization not NMLS licensed or registered at time of application.
[3] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used.
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Subordination Fee.  Fee Amount of $250.00 exceeds tolerance of $0.00.  Insufficient or no cure was provided to the borrower. (7559)
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.	Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: H-8 form is required.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Valid change of circumstance or sufficient cure is missing.	Federal Compliance - TILA NMLSR - Originator Company Not Licensed at time of Application: "Assignee Liability: Civil actions that may be brought against a creditor may be maintained against any assignee only if the violation is apparent on the face of the disclosure or other documents assigned, except where the assignment was voluntary. This civil liability may include $4,000, in the case of an individual transaction, or the lesser of $500,000 or 1% of the creditor's net worth in the case of a class action (effectiveXX/XX/XXXXthis amount increases to the lesser of $1,000,000 or 1%), as well as actual damages, court costs, and attorneys' fees. For an anti-steering violation, the creditor may also be liable in an amount equal to the sum of all finance charges and fees paid by the consumer, unless the creditor demonstrates the failure to comply is not material. Notwithstanding any other provision of law, when a creditor, assignee, or other holder or anyone acting on behalf of the creditor, assignee, or holder, initiates a judicial or nonjudicial foreclosure of the residential mortgage loan, or any other action to collect the debt in connection with such loan, a consumer may assert a violation as a matter of defense by recoupment or set off without regard for the time limit on a private action for damages.
EffectiveXX/XX/XXXX in addition to the aforementioned, the individual Loan Originator could be liable for statutory damages. The maximum liability is the greater of actual damages or 3 times the loan originator's compensation or gain, plus the cost to the consumer of the action. The Dodd-Frank Act extended the statute of limitations on TILA violations to 3 years from the date of the violation."

Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.

																								Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_12485	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	3	1	1	3	[3] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (InitiXX/XX/XXXX017)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $1,050.00 exceeds tolerance of $170.00. Insufficient or no cure was provided to the borrower. (7200)	Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Loan Discount Points. Fee Amount of $1,050.00 exceeds tolerance of $170.00. Insufficient or no cure was provided to the borrower.	Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	CMLTI 2025-RP3_12489	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Investment	Refinance Cash-out - Other	N/A	3	3	[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX Disaster Name: XXXXXXXXX, XXXXXXXXXXXX Disaster Declaration Date: XX/XX/XXXX			1				2	[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX017) [2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Client:393XX/XX/XXXX017)	Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Verification appraisal was delivered to borrower was not provided. Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Verification appraisal was delivered to borrower was not provided.					-	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_12490	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	3	1	1	3	[3] Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Under Disclosed: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on XX/XX/XXXX disclosed an escrow payment for payment stream 2 that does not match the actual payment for the loan. (ProjSeq:2/2814591)
[3] Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Under Disclosed Test: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on XX/XX/XXXX disclosed an escrow payment for payment stream 1 that does not match the actual payment for the loan. (ProjSeq:1/2814590)
[3] Federal Compliance - TRID Final Closing Disclosure Will Have Escrow - Monthly Escrow Payment Underdisclosed Test: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on XX/XX/XXXX disclosed the Monthly Escrow Payment that does not match the actual escrow payment for the loan. (FinXX/XX/XXXX017)	Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Under Disclosed: Final Closing Disclosure provided on XX/XX/XXXX disclosed an escrow payment $203.91 for payment stream 2 that does not match the actual payment for the loan as Mortgage insurance is not included.
Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Under Disclosed Test: Final Closing Disclosure provided on XX/XX/XXXX disclosed an escrow payment for payment stream 1 that does not match the actual payment for the loan $137.79 as Mortgage insurance is also escrowed
Federal Compliance - TRID Final Closing Disclosure Will Have Escrow - Monthly Escrow Payment Underdisclosed Test: Reviewed and noted $137.79 as Mortgage insurance is escrowed.	Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Under Disclosed: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Under Disclosed Test: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Final Closing Disclosure Will Have Escrow - Monthly Escrow Payment Underdisclosed Test: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	CMLTI 2025-RP3_12491	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX Disaster Name: XXXXXXXXXXXXXX XXXXXXXXXXXX Disaster Declaration Date: XX/XX/XXXX [2] Asset Calculation / Analysis - Available for Closing is insufficient to cover Cash From Borrower.: Documented qualifying Assets for Closing of $XXXX is less than Cash From Borrower $XXXX.	The loan file is missing asset documents to verify the fees paid outside of closing.	1	3	[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[3] Federal Compliance - TRID Final Closing Disclosure Amount Financed Test: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on XX/XX/XXXX disclosed an Amount Financed disclosed an inaccurate Amount Financed. The disclosed Amount Financed in the amount of $72,837.78 is over disclosed by $48.71 compared to the calculated Amount Financed of $72,789.07 and the disclosed Finance Charge is not accurate within applicable tolerances for Amount Financed to be considered accurate (fee amounts included in Amount Financed and Finance Charge calculations are based on Closing Disclosure dated XX/XX/XXXX). (FinXX/XX/XXXX017)
[3] Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on XX/XX/XXXX disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan. The disclosed Finance Charge in the amount of $56,445.81 is under disclosed by $48.71 compared to the calculated Finance Charge of $56,494.52 which exceeds the $35.00 threshold (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated XX/XX/XXXX). (FinXX/XX/XXXX017)	Federal Compliance - TRID Final Closing Disclosure Amount Financed Test: The disclosed Amount Financed in the amount of $72,837.78 is over disclosed by $48.71 compared to the calculated Amount Financed of $72,789.07.
Federal Compliance - TRID Final Closing Disclosure Finance Charge: The disclosed Finance Charge in the amount of $56,445.81 is under disclosed by $48.71 compared to the calculated Finance Charge of $56,494.52.	Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - TRID Final Closing Disclosure Amount Financed Test: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_12493	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	CMLTI 2025-RP3_12495	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Temporary SHQM (GSE/Agency Eligible)	3	1	1	3	[3] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act: Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of $940.50 exceeds tolerance of $875.00. Insufficient or no cure was provided to the borrower. (8304)	Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Transfer Fee increased to $940.50 without a valid change of circumstance. Insufficient or no cure was provided to the borrower.	Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: TILA ROR - 3yrs for rescindable transactions.

																								Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	CMLTI 2025-RP3_12501	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Insufficient Coverage - The Hazard Insurance Policy Effective Date is after closing.: Hazard Insurance Policy Effective Date XX/XX/XXXX, Disbursement Date: XX/XX/XXXX			1				1							-	C	C	C	C	C	A	A	A	A	A	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_12504	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX Disaster Name: XXXXXXXXXXXXXX Disaster Declaration Date: XX/XX/XXXX	1	2	[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX017)
																					[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $30.60 exceeds tolerance of $11.00. Sufficient or excess cure was provided to the borrower at Closing. (7520)	Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	REVIEWER - CURED COMMENT (2025-06-12): Sufficient Cure Provided At Closing				-	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_12506	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Missing Document - E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement [3] Application / Processing - FEMA Disaster Issue: Property is located in a FEMA Disaster area and has not been inspected.: Disaster Name: XXXXXXXXXXXXXXX Disaster Declaration Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX	1	3	[3] Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - Pre October 2018: TILA-RESPA Integrated Disclosure - Loan Disclosures: Non Escrowed Property Costs over Year 1 of XXXX on Final Closing Disclosure provided on XX/XX/XXXX are overdisclosed. (FinXX/XX/XXXX018)
[3] Federal Compliance - TRID Final Closing Disclosure Will Have Escrow -  Initial Escrow Payment Test: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on XX/XX/XXXX disclosed the Initial Escrow Payment that does not match the escrow payment disclosed on page 2. (FinXX/XX/XXXX018)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Administration Fee.  Fee Amount of $162.55 exceeds tolerance of $162.00.  Insufficient or no cure was provided to the borrower. (7355)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $325.11 exceeds tolerance of $322.00. Insufficient or no cure was provided to the borrower. (7200)	Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - Pre October 2018: Non Escrowed Property Costs over Year 1 of XXXX on Final Closing Disclosure provided on XX/XX/XXXX are over disclosed.
Federal Compliance - TRID Final Closing Disclosure Will Have Escrow -  Initial Escrow Payment Test: Final Closing Disclosure provided on XX/XX/XXXX disclosed the Initial Escrow Payment that does not match the escrow payment disclosed on page 2.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: 0% tolerance was exceeded by $0.55 due to Administration Fee. No valid COC provided
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: 0% tolerance was exceeded by $3.11 due to Loan Discount Points. No valid COC provided	Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - Pre October 2018: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Will Have Escrow -  Initial Escrow Payment Test: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_12508	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Missing Document - E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement	1	3	[3] Federal Compliance - TRID Initial Loan Estimate Timing Electronically Provided: TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application. (InitiXX/XX/XXXX017)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax.  Fee Amount of $265.50 exceeds tolerance of $263.00.  Insufficient or no cure was provided to the borrower. (8304)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points.  Fee Amount of $1,082.90 exceeds tolerance of $546.00.  Insufficient or no cure was provided to the borrower. (7200)
[2] Federal Compliance - ECOA Appraisal Disclosure - ECOA Timing: ECOA - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure within 3 days of the loan application date.	Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Transfer Tax Fee was last disclosed as $263.00 on LE but disclosed as $265.50 on Final Closing Disclosure. File does not contain a valid COC for this fee, nor evidence of cure in file.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Loan Discount Points was last disclosed as $546.00 on LE but disclosed as $1,082.90 on Final Closing Disclosure.  File does not contain a valid COC for this fee, nor evidence of cure in file.
Federal Compliance - ECOA Appraisal Disclosure - ECOA Timing: Verification appraisal was delivered to borrower was not provided.	Federal Compliance - TRID Initial Loan Estimate Timing Electronically Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_12509	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX Disaster Name: XXXXXXXXXXXXXXX Disaster Declaration Date: XX/XX/XXXX			1				2	[2] Federal Compliance - ECOA Appraisal - Appraisal Provided Prior to Date Performed: ECOA Valuations Rule (Dodd-Frank 2014): Date valuation provided to applicant is prior to the date when valuation was performed. Unable to determine compliance with appraisal timing requirements. (Type:PrimaXX/XX/XXXX018) [2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:SecondaXX/XX/XXXX018)	Federal Compliance - ECOA Appraisal - Appraisal Provided Prior to Date Performed: Appraisal delivery documentation is prior to appraisal completion in file. Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Missing evidence of appraisal receipt three (3) business days prior to closing is not in file.					-	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_12514	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Safe Harbor QM	3	3	[3] AUS Discrepancy / Guidelines Discrepancy - AUS/Guideline Findings: All conditions were not met [3] Application / Processing - Missing Document: AUS not provided	AUS in file is post closing.	1	3	[3] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Safe Harbor QM.
[3] Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on XX/XX/XXXX disclosed a Product that does not match the actual product for the loan. Additional AIR/AP table failures could apply for loans with an adjustable rate or adjustable payment with incorrect Product disclosure. (FinXX/XX/XXXX018)	Federal Compliance - Check Loan Designation Match - QM: The file is missing the Final AUS approval, causing the loan to waterfall through the QM Testing.
Federal Compliance - TRID Final Closing Disclosure Product Testing: Final Closing Disclosure provided on XX/XX/XXXX disclosed a Product that does not match the actual product for the loan. Additional AIR/AP table failures could apply for loans with an adjustable rate or adjustable payment with incorrect Product disclosure.	Federal Compliance - Check Loan Designation Match - QM: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

																								Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.			TILA ATR/QM	C	C	C	C	C	B	C	B	C	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_12515	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX Disaster Name: XXXXXXXXXXX Disaster Declaration Date: XX/XX/XXXX	1	3	[3] Federal Compliance - TILA NMLSR - Originator Company NMLS information on documents does not match NMLS website: Truth in Lending Act (NMLSR Dodd- Frank 2014): Loan Originator Organization NMLS information on loan documents does not match NMLS.
[3] Federal Compliance - TILA NMLSR - Originator Company License Status Not Approved: Truth in Lending Act (NMLSR Dodd- Frank 2014): Loan Originator Organization not licensed to conduct loan origination activities.
[3] Federal Compliance - TILA NMLSR - Individual Originator NMLS information on documents does not match NMLS website: Truth in Lending Act (NMLSR Dodd- Frank 2014): Individual Loan Originator NMLSR information on loan documents does not match NMLSR.
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Administration Fee.  Fee Amount of $950.00 exceeds tolerance of $0.00.  Insufficient or no cure was provided to the borrower. (7355)
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX017)
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.	Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Valid change of circumstance or sufficient cure is missing.
Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Copy of appraisal is required to be delivered to borrower within 3 business days prior to closing.	Federal Compliance - TILA NMLSR - Originator Company NMLS information on documents does not match NMLS website: Assignee Liability: Civil actions that may be brought against a creditor may be maintained against any assignee only if the violation is apparent on the face of the disclosure or other documents assigned, except where the assignment was voluntary. This civil liability may include $4,000, in the case of an individual transaction, or the lesser of $500,000 or 1% of the creditor's net worth in the case of a class action (effectiveXX/XX/XXXXthis amount increases to the lesser of $1,000,000 or 1%), as well as actual damages, court costs, and attorneys' fees. For an anti-steering violation, the creditor may also be liable in an amount equal to the sum of all finance charges and fees paid by the consumer, unless the creditor demonstrates the failure to comply is not material. Notwithstanding any other provision of law, when a creditor, assignee, or other holder or anyone acting on behalf of the creditor, assignee, or holder, initiates a judicial or nonjudicial foreclosure of the residential mortgage loan, or any other action to collect the debt in connection with such loan, a consumer may assert a violation as a matter of defense by recoupment or set off without regard for the time limit on a private action for damages.
EffectiveXX/XX/XXXX in addition to the aforementioned, the individual Loan Originator could be liable for statutory damages. The maximum liability is the greater of actual damages or 3 times the loan originator's compensation or gain, plus the cost to the consumer of the action. The Dodd-Frank Act extended the statute of limitations on TILA violations to 3 years from the date of the violation.

Federal Compliance - TILA NMLSR - Individual Originator NMLS information on documents does not match NMLS website: Assignee Liability:  Civil actions that may be brought against a creditor may be maintained against any assignee only if the violation is apparent on the face of the disclosure or other documents assigned, except where the assignment was voluntary.  This civil liability may include $4,000, in the case of an individual transaction, or the lesser of $500,000 or 1% of the creditor's net worth in the case of a class action (effectiveXX/XX/XXXXthis amount increases to the lesser of $1,000,000 or 1%), as well as actual damages, court costs, and attorneys' fees.  For an anti-steering violation, the creditor may also be liable in an amount equal to the sum of all finance charges and fees paid by the consumer, unless the creditor demonstrates the failure to comply is not material.  Notwithstanding any other provision of law, when a creditor, assignee, or other holder or anyone acting on behalf of the creditor, assignee, or holder, initiates a judicial or nonjudicial foreclosure of the residential mortgage loan, or any other action to collect the debt in connection with such loan, a consumer may assert a violation as a matter of defense by recoupment or set off without regard for the time limit on a private action for damages.
EffectiveXX/XX/XXXX in addition to the aforementioned, the individual Loan Originator could be liable for statutory damages. The maximum liability is the greater of actual damages or 3 times the loan originator's compensation or gain, plus the cost to the consumer of the action. The Dodd-Frank Act extended the statute of limitations on TILA violations to 3 years from the date of the violation.

																								Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_12520	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	3	1	1	3	[3] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (InitiXX/XX/XXXX018)
																					[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.	Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.		Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	CMLTI 2025-RP3_12521	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX Disaster Name: XXXXXXXXXXXXXXX Disaster Declaration Date: XX/XX/XXXX	1	3	[3] Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Under Disclosed: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on XX/XX/XXXX disclosed an escrow payment for payment stream 2 that does not match the actual payment for the loan. (ProjSeq:2/2814533)
[3] Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Under Disclosed Test: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on XX/XX/XXXX disclosed an escrow payment for payment stream 1 that does not match the actual payment for the loan. (ProjSeq:1/2814532)
[3] Federal Compliance - TRID Final Closing Disclosure Will Have Escrow -  Monthly Escrow Payment Underdisclosed Test: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on XX/XX/XXXX disclosed the Monthly Escrow Payment that does not match the actual escrow payment for the loan. (FinXX/XX/XXXX018)
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX018)
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Client:389XX/XX/XXXX018)
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Client:389XX/XX/XXXX018)	Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Under Disclosed: Projected Payments: Final Closing Disclosure provided on XX/XX/XXXX disclosed an escrow payment for payment stream 2 that does not match the actual payment for the loan.
Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Under Disclosed Test: Projected Payments: Final Closing Disclosure provided on XX/XX/XXXX disclosed an escrow payment for payment stream 1 that does not match the actual payment for the loan.
Federal Compliance - TRID Final Closing Disclosure Will Have Escrow -  Monthly Escrow Payment Underdisclosed Test: Final Closing Disclosure provided on XX/XX/XXXX disclosed the Monthly Escrow Payment that does not match the actual escrow payment for the loan
Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Verification appraisal was delivered to borrower was not provided.
Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Verification appraisal was delivered to borrower was not provided.
Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Verification appraisal was delivered to borrower was not provided.	Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Under Disclosed: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Under Disclosed Test: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Final Closing Disclosure Will Have Escrow - Monthly Escrow Payment Underdisclosed Test: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_12522	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Missing Document - E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement	1	3	[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Reinspection Fee. Fee Amount of $165.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (7552)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee.  Fee Amount of $43.40 exceeds tolerance of $22.00.  Insufficient or no cure was provided to the borrower. (7520)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee.  Fee Amount of $590.00 exceeds tolerance of $550.00.  Insufficient or no cure was provided to the borrower. (7506)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $1,713.50 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (7200)	Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Zero Percent Fee Tolerance exceeded for Reinspection Fee. Fee Amount of $165.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Zero Percent Fee Tolerance exceeded for Credit Report Fee.  Fee Amount of $43.40 exceeds tolerance of $22.00.  Insufficient or no cure was provided to the borrower.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Zero Percent Fee Tolerance exceeded for Appraisal Fee.  Fee Amount of $590.00 exceeds tolerance of $550.00.  Insufficient or no cure was provided to the borrower.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $1,713.50 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower.	Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_12524	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Limited Cash-out GSE	Temporary SHQM (GSE/Agency Eligible)	3	1	1	3	[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Endorsement Fee. Fee Amount of $5.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (7564)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Home Inspection Fee. Fee Amount of $75.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (7399)	Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Zero Percent Fee Tolerance exceeded for Title - Endorsement Fee. Fee Amount of $5.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Zero Percent Fee Tolerance exceeded for Home Inspection Fee. Fee Amount of $75.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower.	Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	CMLTI 2025-RP3_12528	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	2	2	[2] Asset Calculation / Analysis - Available for Closing is insufficient to cover Cash From Borrower.: Documented qualifying Assets for Closing of $XXXX is less than Cash From Borrower $XXXX.	Verified liquid assets in the amount of $XXXX are insufficient to meet cash to close of $XXXX. Final 1008 reflects $XXXX, verified.		1				2	[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX017)	Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Verification appraisal was delivered to borrower was not provided.					-	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_12535	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Insurance Analysis - Insufficient Coverage: Hazard insurance coverage amount is insufficient.	Using the coverage listed on the insurance binder, the coverage shortage is $3,375.	1	3	[3] Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on XX/XX/XXXX disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan. The disclosed Finance Charge in the amount of $268,458.76 is under disclosed by $9,882.00 compared to the calculated Finance Charge of $278,340.76 which exceeds the $100.00 threshold (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated XX/XX/XXXX). (FinXX/XX/XXXX018)
[3] Federal Compliance - TRID Final Closing Disclosure Projected P&I Min Payment Fixed Rate Subsequent Payments: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on XX/XX/XXXX disclosed a periodic principal and interest payment for payment stream 2 that does not match the actual payment for the loan. (ProjSeq:2/2814807)
[3] Federal Compliance - TRID Final Closing Disclosure Total Of Payments: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on XX/XX/XXXX disclosed an inaccurate Total of Payments on page 5 that does not match the actual total of payments for the loan (fee amounts included in TOP calculation are based on Closing Disclosure dated XX/XX/XXXX).  The disclosed Total of Payments in the amount of $599,518.11 is under disclosed by $9,882.00 compared to the calculated total of payments of $609,400.11 which exceeds the $100.00 threshold. (FinXX/XX/XXXX018)
[3] Federal Compliance - TRID Initial Loan Estimate Timing Electronically Provided: TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application. (InitiXX/XX/XXXX018)
[2] Federal Compliance - ECOA Appraisal Disclosure - ECOA Timing: ECOA - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure within 3 days of the loan application date.
[2] State Compliance - Washington Residential Mortgage Loan (Disclosure of Material Terms Not Provided Timely): Washington HB 2770: Mortgage loan file does not contain a disclosure summary of all material terms provided to borrower within three (3) business days of  receipt of the loan application.
[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $900.00 exceeds tolerance of $600.00. Sufficient or excess cure was provided to the borrower at Closing. (7506)	Federal Compliance - TRID Final Closing Disclosure Finance Charge: Final Closing Disclosure provided on XX/XX/XXXX disclosed an inaccurate Finance Charge that does not match the actual Finance Charge for the loan. The disclosed Finance Charge in the amount of $268,458.76 is under disclosed by $9,882.00 which exceeds the $100.00 threshold
Federal Compliance - TRID Final Closing Disclosure Projected P&I Min Payment Fixed Rate Subsequent Payments: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on XX/XX/XXXX disclosed a periodic principal and interest payment for payment stream 2 that does not match the actual payment for the loan.
Federal Compliance - TRID Final Closing Disclosure Total Of Payments: Final Closing Disclosure provided on XX/XX/XXXX disclosed an inaccurate Total of Payments on page 5 that does not match the actual total of payments for the loan (fee amounts included in TOP calculation are based on Closing Disclosure dated XX/XX/XXXX).  The disclosed Total of Payments in the amount of $599,518.11 is under disclosed by $9,882.00 compared to the calculated total of payments of $609,400.11 which exceeds the $100.00 threshold.
Federal Compliance - ECOA Appraisal Disclosure - ECOA Timing: File is missing evidence that the consumer was provided with the Right to receive a copy of the Appraisal Disclosure within 3 days of the loan application date.
State Compliance - Washington Residential Mortgage Loan (Disclosure of Material Terms Not Provided Timely): Washington HB 2770: Mortgage loan file does not contain a disclosure summary of all material terms provided to borrower within three (3) business days of receipt of the loan application.	REVIEWER - CURED COMMENT (2025-06-13): Sufficient Cure Provided At Closing	Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Projected P&I Min Payment Fixed Rate Subsequent Payments: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Total Of Payments: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Initial Loan Estimate Timing Electronically Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

																								State Compliance - Washington Residential Mortgage Loan (Disclosure of Material Terms Not Provided Timely): The Act does not appear to provide for assignee liability.			TRID SOL Expired	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_12537	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Investment	Purchase	N/A	3	3	[3] Income Documentation - REO Documents are missing.: Address: XXXXXXXXXXXXXXXX Address: XXXXXXXXXXXXXXXX, Address: XXXXXXXXXXXXXXXX Address: XXXXXXXXXXXXXXXXInsurance Verification, Tax Verification Insurance Verification, Tax Verification Insurance Verification, Tax Verification Insurance Verification, Tax Verification	1	2	[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX018)
																					[2] Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide "Right to Receive a Copy" appraisal disclosure to applicant within three (3) business days of application or determination of first lien status.	Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Verification appraisal was delivered to borrower was not provided. Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: Verification appraisal was delivered to borrower was not provided.		Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: There is generally no Assignee Liability.			-	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_12538	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX Disaster Name: XXXXXXXXX, XXXXXXXX, XXXXXXXXXXXX Disaster Declaration Date: XX/XX/XXXX	1	3	[3] Federal Compliance - TRID Lender Credit Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure:Zero Percent Fee Tolerance exceeded for Lender Credits. Final Lender Credit of $-1,553.89 exceeds tolerance of $-2,095.00. Insufficient or no cure was provided to the borrower. (9300)
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX018)	Federal Compliance - TRID Lender Credit Tolerance Violation Without Sufficient Cure Provided: 0% tolerance was decreased by $1,553.89 due to decrease of Lender Credits. No valid COC provided.
																						Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: No Documentation in the file to evidence borrower was provided with a copy of valuation three (3) business days prior to consummation.		Federal Compliance - TRID Lender Credit Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_12546	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Missing Document - E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement	1	3	[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Pest Inspection Fee. Fee Amount of $68.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (7713)
[2] Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:PrimaXX/XX/XXXX018)	Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Valid change of circumstance or sufficient cure is missing. Zero Percent Fee tolerance exceeded for Pest Inspection Fee.
Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing.	Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): There is generally no Assignee Liability.			TRID SOL Expired	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_12549	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Temporary SHQM (GSE/Agency Eligible)	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	CMLTI 2025-RP3_12551	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX Disaster Name: XXXXXXXXXXXXXX XXXXXXXX, XXXXXXXXXXXXXXXX Disaster Declaration Date: XX/XX/XXXX	1	3	[3] Federal Compliance - TRID Lender Credit Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure:Zero Percent Fee Tolerance exceeded for Lender Credits. Final Lender Credit of $-531.37 exceeds tolerance of $-612.00. Insufficient or no cure was provided to the borrower. (9300)
																					[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.	Federal Compliance - TRID Lender Credit Tolerance Violation Without Sufficient Cure Provided: File does not contain a valid COC for this fee, nor evidence of cure is provided in file.		Federal Compliance - TRID Lender Credit Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_12554	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	3	1	1	3	[3] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Non QM.
[3] Federal Compliance - QM DTI: Qualified Mortgage (Dodd-Frank 2014): Total Debt to Income Ratio exceeds 43% and the images do not provide evidence loan is eligible for purchase, guarantee or insurance by the appropriate agency.
[3] Federal Compliance - QM Employment History: Qualified Mortgage (Dodd-Frank 2014): Employment history requirement not met. (XXXX/XXXX/XXXX)
[3] Federal Compliance - QM Points and Fees: Qualified Mortgage (Dodd Frank 2014): Points and Fees on subject loan of XXXX% is in excess of the allowable maximum of  3.00000% of the Federal Total Loan Amount. Points and Fees total $XXXX on a Federal Total Loan Amount of $XXXX vs. an allowable total of $XXXX (an overage of $XXXX or XXXX%).
[3] Federal Compliance - TRID Additional 3-Day Waiting Period Timing Test – Regular Transaction: TILA-RESPA Integrated Disclosure – Most recent Closing Disclosure received at least 3 days prior to closing dated XX/XX/XXXX disclosed an inaccurate APR of XXXX%  compared to the actual APR at consummation of XXXXX% and a revised CD disclosing an accurate APR was not received by borrower at least three (3) business days prior to consummation.
[3] Federal Compliance - TRID Final Closing Disclosure APR: TILA-RESPA Integrated Disclosure - Loan Calculations:  APR of XXXX% on Final Closing Disclosure provided on XX/XX/XXXX is under-disclosed from the calculated APR of XXXX% outside of 0.125% tolerance. (FinXX/XX/XXXX018)
[3] Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on XX/XX/XXXX disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan.  The disclosed Finance Charge in the amount of $189,079.75 is under disclosed by $6,279.00 compared to the calculated Finance Charge of $195,358.75 which exceeds the $100.00 threshold (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated XX/XX/XXXX). (FinXX/XX/XXXX018)
[3] Federal Compliance - TRID Initial Loan Estimate Timing Electronically Provided: TILA-RESPA Integrated Disclosure: Loan Estimate not delivered to Borrower(s) within three (3) business days of application. Initial Loan Estimate dated XX/XX/XXXX was electronically provided without or prior to borrower's consent to receive electronic disclosures. Failure to comply with the provisions of the E-Sign Act and failure to provide good faith estimate of fees timely may result in additional fee tolerance violations. (InitiXX/XX/XXXX018)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $569.34 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (7200)	Federal Compliance - Check Loan Designation Match - QM: The points and fees are more than allowable maximum, causing the loan to waterfall through the QM Testing.
Federal Compliance - QM DTI: The points and fees are more than allowable maximum, causing the loan to waterfall through the QM Testing.
Federal Compliance - QM Employment History: The points and fees are more than allowable maximum, causing the loan to waterfall through the QM Testing.
Federal Compliance - QM Points and Fees: Points and Fees on subject loan of XXXX% is in excess of the allowable maximum of 3.00000% of the Federal Total Loan Amount. Points and Fees total $XXXX on a Federal Total Loan Amount of $XXXX vs. an allowable total of $XXXX (an overage of $XXXX or XXXX%).
Federal Compliance - TRID Final Closing Disclosure APR: Loan Calculations: APR of XXXX% on Final Closing Disclosure provided on XX/XX/XXXX is under-disclosed from the calculated APR of XXXX% outside of 0.125% tolerance. (FinXX/XX/XXXX018)
Federal Compliance - TRID Final Closing Disclosure Finance Charge: Loan Calculations: Final Closing Disclosure provided on XX/XX/XXXX disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan. The disclosed Finance Charge in the amount of $189,079.75 is under disclosed by $6,279.00 compared to the calculated Finance Charge of $195,358.75 which exceeds the $100.00 threshold (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated XX/XX/XXXX).
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $569.34 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower.	REVIEWER - GENERAL COMMENT (2025-06-27): 1026.19(f)(1)(i) and (ii) require that the consumer receives accurate disclosures with the actual terms of the transaction at least three (3) specific/precise business days prior to consummation. If the APR disclosed on the initial CD becomes inaccurate as defined under 1026.22, revised disclosures with an accurate APR must be disclosed and a new 3-day waiting period prior to consummation provided. The APR on the most recent CD received 3 days prior to consummation (XXXX%) changed more than the 0.125%(regular transaction) threshold compared to the actual/calculated APR at consummation (XXXX%) and a revised disclosure with accurate APR was not received by the consumer at least 3 business days prior to consummation.	Federal Compliance - Check Loan Designation Match - QM: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

Federal Compliance - QM DTI: Although this issue is subject to a 3 year SOL for affirmative claims under TILA, AMC does not adjust grading taking into account TILA SOL for exceptions under ATR, given the potential for enhanced damages when asserting an ability to repay defense in response to an action to collect a debt by recoupment or set-off.

Federal Compliance - TRID Additional 3-Day Waiting Period Timing Test – Regular Transaction: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure APR: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Initial Loan Estimate Timing Electronically Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TILA ATR/QM	A	A	A	A	A	C	C	C	C	C	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_12557	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX Disaster Name: XXXXXXXXXXXXXX XXXXXXXXXXXX Disaster Declaration Date: XX/XX/XXXX	1	3	[3] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (InitiXX/XX/XXXX018)
[3] Federal Compliance - TRID Initial Loan Estimate Timing Electronically Provided: TILA-RESPA Integrated Disclosure: Loan Estimate not delivered to Borrower(s) within three (3) business days of application. Initial Loan Estimate dated XX/XX/XXXX was electronically provided without or prior to borrower's consent to receive electronic disclosures. Failure to comply with the provisions of the E-Sign Act and failure to provide good faith estimate of fees timely may result in additional fee tolerance violations. (InitiXX/XX/XXXX018)
[3] Federal Compliance - TRID Interim Closing Disclosure Timing Test: TILA-RESPA Integrated Disclosure – Corrected Closing Disclosure provided on or after XX/XX/XXXX contains a change in APR and a complete Closing Disclosure was not received by borrower at least three (3) business days prior to consummation	Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.	Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Initial Loan Estimate Timing Electronically Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Interim Closing Disclosure Timing Test: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_12561	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	3	1	1	3	[3] Federal Compliance - TILA NMLSR - Originator Company License Status Not Approved: Truth in Lending Act (NMLSR Dodd- Frank 2014): Loan Originator Organization not in approved license status to conduct loan origination activities.
[3] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (InitiXX/XX/XXXX018)
[3] Federal Compliance - TRID Revised Loan Estimate Issue and Received Date >  Closing Disclosure Issue and Received Date: TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on or after the date the Closing Disclosure was provided. (The Revised Loan Estimate was received on or after the Closing Disclosure.) (InterXX/XX/XXXX018)
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX018)
[1] Federal Compliance - TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $120.00 exceeds tolerance of $103.00 plus 10% or $113.30. Sufficient or excess cure was provided to the borrower at Closing. (0)	Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.
Federal Compliance - TRID Revised Loan Estimate Issue and Received Date >  Closing Disclosure Issue and Received Date: Revised Loan Estimate provided on or after the date the Closing Disclosure was provided.
Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Verification final Appraisal report was delivered to borrower at least 3 business days prior to closing was not provided.	REVIEWER - CURED COMMENT (2025-06-13): Sufficient Cure Provided At Closing	Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Revised Loan Estimate Issue and Received Date > Closing Disclosure Issue and Received Date: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	CMLTI 2025-RP3_12563	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Temporary SHQM (GSE/Agency Eligible)	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	CMLTI 2025-RP3_12565	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Missing Document - E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement	1	3	[3] Federal Compliance - TILA NMLSR - Individual Originator License Status Not Approved: Truth in Lending Act (NMLSR Dodd- Frank 2014): Individual Loan Originator not licensed to conduct loan origination activities.
[3] Federal Compliance - TILA NMLSR - Individual Originator NMLS information on documents does not match NMLS website: Truth in Lending Act (NMLSR Dodd- Frank 2014): Individual Loan Originator NMLSR information on loan documents does not match NMLSR.
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of $10.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (8304)	Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Transfer Tax Fee was not disclosed on Loan Estimate. File does not contain a valid COC for this fee, nor evidence of cure.	Federal Compliance - TILA NMLSR - Individual Originator NMLS information on documents does not match NMLS website: Assignee Liability: Civil actions that may be brought against a creditor may be maintained against any assignee only if the violation is apparent on the face of the disclosure or other documents assigned, except where the assignment was voluntary. This civil liability may include $4,000, in the case of an individual transaction, or the lesser of $500,000 or 1% of the creditor's net worth in the case of a class action (effectiveXX/XX/XXXXthis amount increases to the lesser of $1,000,000 or 1%), as well as actual damages, court costs, and attorneys' fees. For an anti-steering violation, the creditor may also be liable in an amount equal to the sum of all finance charges and fees paid by the consumer, unless the creditor demonstrates the failure to comply is not material. Notwithstanding any other provision of law, when a creditor, assignee, or other holder or anyone acting on behalf of the creditor, assignee, or holder, initiates a judicial or nonjudicial foreclosure of the residential mortgage loan, or any other action to collect the debt in connection with such loan, a consumer may assert a violation as a matter of defense by recoupment or set off without regard for the time limit on a private action for damages.
EffectiveXX/XX/XXXX in addition to the aforementioned, the individual Loan Originator could be liable for statutory damages. The maximum liability is the greater of actual damages or 3 times the loan originator's compensation or gain, plus the cost to the consumer of the action. The Dodd-Frank Act extended the statute of limitations on TILA violations to 3 years from the date of the violation.

																								Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_12566	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] General - Final Title Policy Coverage is less than Original Loan Amount.: The Final Title Policy Amount of $XXXX is less than the note amount of $XXX,XXXbased on the Final in file.	The Final Title Policy Amount of $XXXX is less than the note amount of $XXX,XXXbased on the Final in file.		1				2	[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX018)	Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Appraisal report dated XX/XX/XXXX missing evidence of receipt.					-	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_12567	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Temporary SHQM (GSE/Agency Eligible)	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	CMLTI 2025-RP3_12570	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX Disaster Name: XXXXX Disaster Declaration Date: XX/XX/XXXX	1	3	[3] Federal Compliance - TRID Lender Credit Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure:Zero Percent Fee Tolerance exceeded for Lender Credits. Final Lender Credit of $-194.08 exceeds tolerance of $-926.00. Insufficient or no cure was provided to the borrower. (9300)
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX018)
[2] Federal Compliance - Acknowledgement of Borrower Receipt of Notice of Special Flood Hazard Disclosure Missing: FDPA Notification Rule: Creditor did not retain record of borrower's receipt of Notice of Special Flood Hazard Disclosure.
[2] Federal Compliance - RESPA - Initial Escrow Account statement Inaccurate: RESPA: Initial escrow account statement does not match charges on HUD-1/Final Closing Disclosure.	Federal Compliance - TRID Lender Credit Tolerance Violation Without Sufficient Cure Provided: Final Lender Credit of $-194.08 exceeds tolerance of $-926.00. Insufficient or no cure was provided to the borrower
Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	Federal Compliance - TRID Lender Credit Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - Acknowledgement of Borrower Receipt of Notice of Special Flood Hazard Disclosure Missing: Liability for violations cannot be transferred to a subsequent purchaser of a loan.

																								Federal Compliance - RESPA - Initial Escrow Account statement Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TRID SOL Expired	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_12571	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Investment	Purchase	N/A	3	3	[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX Disaster Name: XXXXXXXXXXXXXXX Disaster Declaration Date: XX/XX/XXXX			1				2	[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX018)	Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.					-	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_12574	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Home Improvement	Temporary SHQM (GSE/Agency Eligible)	3	1	1	3	[3] Federal Compliance - TILA NMLSR - Individual Originator License Status Not Approved: Truth in Lending Act (NMLSR Dodd- Frank 2014): Individual Loan Originator not licensed to conduct loan origination activities.
[3] Federal Compliance - TILA NMLSR - Originator Company License Status Not Approved: Truth in Lending Act (NMLSR Dodd- Frank 2014): Loan Originator Organization not licensed to conduct loan origination activities.
[3] Federal Compliance - TRID Final Closing Disclosure Will Not Have Escrow -  Reason: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on XX/XX/XXXX incorrectly disclosed whether the loan will have an escrow account. (FinXX/XX/XXXX018)
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX018)
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	Federal Compliance - TRID Final Closing Disclosure Will Not Have Escrow - Reason: Reason for no escrow check box was unchecked on final closing disclosures.
Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Copy of appraisal is required to be delivered to borrower with 3 business days of consummation Date.	Federal Compliance - TRID Final Closing Disclosure Will Not Have Escrow - Reason: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	CMLTI 2025-RP3_12575	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Missing Document - E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement [3] Income Documentation - REO Documents are missing.: Address: XXXXXXXXXXXXXStatement	1	3	[3] Federal Compliance - TILA NMLSR - Individual Originator NMLS information on documents does not match NMLS website: Unable to test Individual Loan Originator NMLSR status due to missing information.
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX018)	Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Verification appraisal was delivered to borrower was not provided.	Federal Compliance - TILA NMLSR - Individual Originator NMLS information on documents does not match NMLS website: Assignee Liability: Civil actions that may be brought against a creditor may be maintained against any assignee only if the violation is apparent on the face of the disclosure or other documents assigned, except where the assignment was voluntary. This civil liability may include $4,000, in the case of an individual transaction, or the lesser of $500,000 or 1% of the creditor's net worth in the case of a class action (effectiveXX/XX/XXXXthis amount increases to the lesser of $1,000,000 or 1%), as well as actual damages, court costs, and attorneys' fees. For an anti-steering violation, the creditor may also be liable in an amount equal to the sum of all finance charges and fees paid by the consumer, unless the creditor demonstrates the failure to comply is not material. Notwithstanding any other provision of law, when a creditor, assignee, or other holder or anyone acting on behalf of the creditor, assignee, or holder, initiates a judicial or nonjudicial foreclosure of the residential mortgage loan, or any other action to collect the debt in connection with such loan, a consumer may assert a violation as a matter of defense by recoupment or set off without regard for the time limit on a private action for damages.
																								EffectiveXX/XX/XXXX in addition to the aforementioned, the individual Loan Originator could be liable for statutory damages. The maximum liability is the greater of actual damages or 3 times the loan originator's compensation or gain, plus the cost to the consumer of the action. The Dodd-Frank Act extended the statute of limitations on TILA violations to 3 years from the date of the violation.			TILA SOL Expired	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_12576	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Safe Harbor QM	3	3	[3] Mortgage / Program Eligibility - AUS Findings: Investor qualifying total debt ratio discrepancy.: Calculated investor qualifying total debt ratio of XX.XX% exceeds AUS total debt ratio of 24.18000%. [3] Insurance Analysis - Insufficient Coverage: Hazard insurance coverage amount is insufficient.	The DTI ratio exceeds the maximum allowed by the AUS approval due to debts excluded without supporting documentation. Using the coverage listed on the insurance binder, the coverage shortage is $15,647.20.	1	3	[3] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Safe Harbor QM.
[2] Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:PrimaXX/XX/XXXX018)	Federal Compliance - Check Loan Designation Match - QM: The DTI ratio exceeds the maximum allowed by the AUS approval, causing the loan to waterfall through the QM Testing.
Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): Proof of appraisal delivery not provided in file.	Federal Compliance - Check Loan Designation Match - QM: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

																								Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): There is generally no Assignee Liability.			TILA ATR/QM	C	C	C	C	C	B	C	B	C	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_12580	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Safe Harbor QM	3	3	[3] Income Documentation - Income documentation requirements not met. [3] Income Documentation - The verification of employment is not within 10 business days of the Note.: Borrower: XXXXXXXXXXXXXXXX // Employment Type: Employment / Income Type: Wages / Start Date: XX/XX/XXXX	The loan is missing VVOE completed within 10 business days of the Note, for the current employment.	1	3	[3] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Safe Harbor QM.
[3] Federal Compliance - TRID Revised Loan Estimate Timing Before Closing: TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on XX/XX/XXXX not received by borrower at least four (4) business days prior to closing. (InterXX/XX/XXXX018)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Originator Compensation.  Fee Amount of $3,009.00 exceeds tolerance of $0.00.  Insufficient or no cure was provided to the borrower. (7326)
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX018)	Federal Compliance - Check Loan Designation Match - QM: The loan is missing VVOE completed within 10 business days of the Note required by the AUS approval, causing the loan to waterfall through the QM Testing.
Federal Compliance - TRID Revised Loan Estimate Timing Before Closing: Revised Loan Estimate provided on XX/XX/XXXX not received by borrower at least four (4) business days prior to closing. (InterXX/XX/XXXX018)
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Zero Percent Fee Tolerance exceeded for Loan Originator Compensation. Fee Amount of $3,009.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (7326)
Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: No evidence in file of when the borrower received a copy of the appraisal.	Federal Compliance - Check Loan Designation Match - QM: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

Federal Compliance - TRID Revised Loan Estimate Timing Before Closing: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TILA ATR/QM	C	C	C	C	C	B	C	B	C	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_12581	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	3	1	1	3	[3] Federal Compliance - TRID Final Closing Disclosure No Seller Paid Fees Primary Residence First Lien: TRID Final Closing Disclosure XX/XX/XXXX on a first lien purchase transaction did not disclose any Seller paid fees/charges on page 2. (FinXX/XX/XXXX018)
[3] Federal Compliance - TRID Lender Credit Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure:Zero Percent Fee Tolerance exceeded for Lender Credits.  Final Lender Credit of $0.00 exceeds tolerance of $-300.00. Insufficient or no cure was provided to the borrower. (9300)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points.  Fee Amount of $3,449.58 exceeds tolerance of $0.00.  Insufficient or no cure was provided to the borrower. (7200)
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX018)	Federal Compliance - TRID Final Closing Disclosure No Seller Paid Fees Primary Residence First Lien: Seller CD not provided.
Federal Compliance - TRID Lender Credit Tolerance Violation Without Sufficient Cure Provided: Zero Percent Fee Tolerance exceeded for Lender Credits.  Final Lender Credit of $0.00 exceeds tolerance of $-300.00. Insufficient or no cure was provided to the borrower.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Zero Percent Fee Tolerance exceeded for Loan Discount Points.  Fee Amount of $3,449.58 exceeds tolerance of $0.00.  Insufficient or no cure was provided to the borrower.
Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	Federal Compliance - TRID Lender Credit Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	CMLTI 2025-RP3_12582	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Limited Cash-out GSE	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Missing Document - E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement	1	3	[3] Federal Compliance - TILA NMLSR - Originator Company License Status Not Approved: Truth in Lending Act (NMLSR Dodd- Frank 2014): Loan Originator Organization not licensed to conduct loan origination activities.
[3] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.
[3] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act: Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).	Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.

																								Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: TILA ROR - 3yrs for rescindable transactions.			TILA SOL Expired	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_12583	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Missing Document - E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement [3] Insufficient Coverage - The Hazard Insurance Policy Effective Date is after closing.: Hazard Insurance Policy Effective Date XX/XX/XXXX, Disbursement Date: XX/XX/XXXX [2] General - Title Policy Coverage is less than Original Loan Amount.: The Title Policy Amount of $XXXX is less than the note amount of$XXX,XXX based on the Commitment in file.	1	3	[3] Federal Compliance - TILA NMLSR - Originator Company License Status Not Approved: Truth in Lending Act (NMLSR Dodd- Frank 2014): Loan Originator Organization not licensed to conduct loan origination activities.
																					[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $2,925.00 exceeds tolerance of $2,920.00. Insufficient or no cure was provided to the borrower. (7200)	Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $2,925.00 exceeds tolerance of $2,920.00. Insufficient or no cure was provided to the borrower.		Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_12584	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Temporary SHQM (GSE/Agency Eligible)	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	CMLTI 2025-RP3_12586	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	2	1	1	2	[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX018)
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Client:393XX/XX/XXXX018)
[2] Federal Compliance - Notice of Special Flood Hazard Disclosure Not Provided Timely: FDPA Notification Rule: Creditor did not provide a Notice of Special Flood Hazard Disclosure within a reasonable time prior to closing.	Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.
Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.
																						Federal Compliance - Notice of Special Flood Hazard Disclosure Not Provided Timely: Creditor did not provide a Notice of Special Flood Hazard Disclosure within a reasonable time prior to closing.		Federal Compliance - Notice of Special Flood Hazard Disclosure Not Provided Timely: Liability for violations cannot be transferred to a subsequent purchaser of a loan.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	CMLTI 2025-RP3_12587	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX Disaster Name: XXXXX Disaster Declaration Date: XX/XX/XXXX			1				3	[3] Federal Compliance - TRID Revised Loan Estimate Timing Before Closing: TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on XX/XX/XXXX not received by borrower at least four (4) business days prior to closing. (InterXX/XX/XXXX018)	Federal Compliance - TRID Revised Loan Estimate Timing Before Closing: Revised Loan Estimate provided on XX/XX/XXXX not received by borrower at least four business days prior to closing.		Federal Compliance - TRID Revised Loan Estimate Timing Before Closing: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_12592	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Temporary SHQM (GSE/Agency Eligible)	3	1	1	3	[3] Federal Compliance - Federal Loan Originator Compensation - Individual LO Not NMLS Licensed at Time of Application: Truth in Lending Act (NMLSR Dodd- Frank 2014): Individual Loan Originator not NMLS licensed or registered at time of application.
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.
[2] Federal Compliance - RESPA - Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower.	Federal Compliance - Federal Loan Originator Compensation - Individual LO Not NMLS Licensed at Time of Application: "Assignee Liability: Civil actions that may be brought against a creditor may be maintained against any assignee only if the violation is apparent on the face of the disclosure or other documents assigned, except where the assignment was involuntary. This civil liability may include $4,000, in the case of an individual transaction, or the lesser of $500,000 or 1% of the creditor's net worth in the case of a class action (effectiveXX/XX/XXXXthis amount increases to the lesser of $1,000,000 or 1%), as well as actual damages, court costs, and attorneys' fees. For an anti-steering violation, the creditor may also be liable in an amount equal to the sum of all finance charges and fees paid by the consumer, unless the creditor demonstrates the failure to comply is not material. Notwithstanding any other provision of law, when a creditor, assignee, or other holder or anyone acting on behalf of the creditor, assignee, or holder, initiates a judicial or nonjudicial foreclosure of the residential mortgage loan, or any other action to collect the debt in connection with such loan, a consumer may assert a violation as a matter of defense by recoupment or set off without regard for the time limit on a private action for damages.
EffectiveXX/XX/XXXX in addition to the aforementioned, the individual Loan Originator could be liable for statutory damages. The maximum liability is the greater of actual damages or 3 times the loan originator's compensation or gain, plus the cost to the consumer of the action. The Dodd-Frank Act extended the statute of limitations on TILA violations to 3 years from the date of the violation."

Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																								Federal Compliance - RESPA - Initial Escrow Account Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	CMLTI 2025-RP3_12593	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Limited Cash-out GSE	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX Disaster Name: XXXXXXXXX Disaster Declaration Date: XX/XX/XXXX	1	3	[3] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (FinXX/XX/XXXX018)
[3] Federal Compliance - TRID Initial Loan Estimate Timing Electronically Provided: TILA-RESPA Integrated Disclosure: Loan Estimate not delivered to Borrower(s) within three (3) business days of application. Initial Loan Estimate dated XX/XX/XXXX was electronically provided without or prior to borrower's consent to receive electronic disclosures. Failure to comply with the provisions of the E-Sign Act and failure to provide good faith estimate of fees timely may result in additional fee tolerance violations. (InitiXX/XX/XXXX018)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Attorney Review Fee.  Fee Amount of $160.00 exceeds tolerance of $0.00.  Insufficient or no cure was provided to the borrower. (7588)
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.	Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: None of the copies of the initial Closing Disclosure in file are signed/dated; therefore, the mailbox rule is assumed and the presumed delivery date would not have been at least 3 business days prior to consummation.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Attorney Review Fee was last disclosed as $160.00 on LE but disclosed as $0.00 on Final Closing Disclosure. File does not contain a valid COC for this fee, cure provided at closing.	Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Initial Loan Estimate Timing Electronically Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_12594	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Missing Document - E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement	1	3	[3] Federal Compliance - TILA NMLSR - Originator Company License Status Not Approved: Truth in Lending Act (NMLSR Dodd- Frank 2014): Loan Originator Organization not licensed to conduct loan origination activities.
[3] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (FinXX/XX/XXXX018)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of $10.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (8304)	Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of $10.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower.	Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_12595	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX Disaster Name: XXXXXXXXXXXXXXX Disaster Declaration Date: XX/XX/XXXX [2] Asset Calculation / Analysis - Available for Closing is insufficient to cover Cash From Borrower.: Documented qualifying Assets for Closing of $XXXX is less than Cash From Borrower $XXXX.	Documented qualifying Assets for Closing of $XXXX is less than Cash From Borrower $XXXX.		1				3	[3] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (InitiXX/XX/XXXX018)	Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Missing evidence of receipt of closing disclosure at least three (3) business days prior to closing.		Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_12597	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Limited Cash-out GSE	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Missing Document - E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement			1				1							-	C	C	C	C	C	A	A	A	A	A	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_12598	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Safe Harbor QM	3	3	[3] AUS Discrepancy / Guidelines Discrepancy - AUS/Guideline Findings: All conditions were not met [3] Missing Document - E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement [3] Application / Processing - Missing Document: AUS not provided	The loan is missing the final AUS approval associated with the DU Early Check Results.	1	3	[3] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Safe Harbor QM.
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax.  Fee Amount of $430.50 exceeds tolerance of $14.00.  Insufficient or no cure was provided to the borrower. (8304)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $2,762.38 exceeds tolerance of $1,623.00. Insufficient or no cure was provided to the borrower. (7200)	Federal Compliance - Check Loan Designation Match - QM: The file is missing an AUS causing the loan to waterfall through the QM Testing.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Insufficient or no cure was provided to the borrower for Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of $430.50 exceeds tolerance of $14.00.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Insufficient or no cure was provided to the borrower for Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $2,762.38 exceeds tolerance of $1,623.00.	Federal Compliance - Check Loan Designation Match - QM: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TILA ATR/QM	C	C	C	C	C	B	C	B	C	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_12599	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Temporary SHQM (GSE/Agency Eligible)	2	1				1				2	[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Client:394XX/XX/XXXX018)	Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Appraisal receipt was not provided to the borrower with in 3 business days to the closing date.					-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	CMLTI 2025-RP3_12600	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Limited Cash-out GSE	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX Disaster Name: XXXXXXXXXXXXXX Disaster Declaration Date: XX/XX/XXXX			1				3	[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of $284.35 exceeds tolerance of $283.00. Insufficient or no cure was provided to the borrower. (8304)	Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of $284.35 exceeds tolerance of $283.00. Insufficient or no cure was provided to the borrower		Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_12605	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Income Documentation - REO Documents are missing.: Address: XXXXXXXXXXXXX Insurance Verification, Statement, Tax Verification			1				2	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_12606	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Missing Document - E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement	1	2	[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX018)
																					[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $64.00 exceeds tolerance of $50.00. Sufficient or excess cure was provided to the borrower at Closing. (7520)	Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation	REVIEWER - CURED COMMENT (2025-06-13): Sufficient Cure Provided At Closing				-	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_12607	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	3	1	1	3	[3] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Non QM.
[3] Federal Compliance - Overtime Bonus Method of Calculation: Qualified Mortgage (Dodd-Frank 2014): Significant income variation requires a period of more than two (2) years when calculating the average Overtime/Bonus income. (XXXX,XXXX XXXX/Bonus)
[3] Federal Compliance - QM DTI: Qualified Mortgage (Dodd-Frank 2014): Total Debt to Income Ratio exceeds 43% and the images do not provide evidence loan is eligible for purchase, guarantee or insurance by the appropriate agency.
[3] Federal Compliance - QM Points and Fees: Qualified Mortgage (Dodd Frank 2014): Points and Fees on subject loan of XXXX% is in excess of the allowable maximum of  3.00000% of the Federal Total Loan Amount. Points and Fees total $XXXX on a Federal Total Loan Amount of $XXXX vs. an allowable total of $XXXX (an overage of $XXXX or XXXX%).
[3] Federal Compliance - TRID Initial Loan Estimate Timing Electronically Provided: TILA-RESPA Integrated Disclosure: Loan Estimate not delivered to Borrower(s) within three (3) business days of application. Initial Loan Estimate dated XX/XX/XXXX was electronically provided without or prior to borrower's consent to receive electronic disclosures. Failure to comply with the provisions of the E-Sign Act and failure to provide good faith estimate of fees timely may result in additional fee tolerance violations. (InitiXX/XX/XXXX018)
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX018)	Federal Compliance - Check Loan Designation Match - QM: The points and fees are more than allowable maximum, causing the loan to waterfall through the QM Testing.
Federal Compliance - Overtime Bonus Method of Calculation: The points and fees are more than allowable maximum, causing the loan to waterfall through the QM Testing.
Federal Compliance - QM DTI: The points and fees are more than allowable maximum, causing the loan to waterfall through the QM Testing.
Federal Compliance - QM Points and Fees: Points and Fees on subject loan of XXXX% is in excess of the allowable maximum of 3.00000% of the Federal Total Loan Amount. Points and Fees total $XXXX on a Federal Total Loan Amount of $XXXX vs. an allowable total of $XXXX (an overage of $XXXX or XXXX%).
Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Verification appraisal was delivered to borrower was not provided.	Federal Compliance - Check Loan Designation Match - QM: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

Federal Compliance - QM DTI: Although this issue is subject to a 3 year SOL for affirmative claims under TILA, AMC does not adjust grading taking into account TILA SOL for exceptions under ATR, given the potential for enhanced damages when asserting an ability to repay defense in response to an action to collect a debt by recoupment or set-off.

																								Federal Compliance - TRID Initial Loan Estimate Timing Electronically Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TILA ATR/QM	A	A	A	A	A	C	C	C	C	C	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_12608	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	3	1	1	3	[3] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (FinXX/XX/XXXX018)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Endorsement Fee.  Fee Amount of $60.00 exceeds tolerance of $0.00.  Insufficient or no cure was provided to the borrower. (7564)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $1,429.25 exceeds tolerance of $828.00. Insufficient or no cure was provided to the borrower. (7200)	Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Zero Percent Fee Tolerance exceeded for Title - Endorsement Fee. Fee Amount of $60.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $1,429.25 exceeds tolerance of $828.00. Insufficient or no cure was provided to the borrower.	Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	CMLTI 2025-RP3_12609	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	2	1				1				2	[2] Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:PrimaXX/XX/XXXX018)	Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): Appraisal report dated XX/XX/XXXX missing evidence of receipt.		Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): There is generally no Assignee Liability.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	CMLTI 2025-RP3_12614	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Non QM	3	1	1	3	[3] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Non QM.
[3] Federal Compliance - QM DTI: Qualified Mortgage (Dodd-Frank 2014): Total Debt to Income Ratio exceeds 43% and the images do not provide evidence loan is eligible for purchase, guarantee or insurance by the appropriate agency.
[3] Federal Compliance - QM Points and Fees: Qualified Mortgage (Dodd Frank 2014): Points and Fees on subject loan of XXXX% is in excess of the allowable maximum of  3.00000% of the Federal Total Loan Amount. Points and Fees total $XXXX on a Federal Total Loan Amount of $XXXX vs. an allowable total of $XXXX (an overage of $XXXX or XXXX%).
[3] Federal Compliance - TRID Lender Credit Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure:Zero Percent Fee Tolerance exceeded for Lender Credits.  Final Lender Credit of $-568.75 exceeds tolerance of $-1,268.75. Insufficient or no cure was provided to the borrower. (9300)
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX018)	Federal Compliance - Check Loan Designation Match - QM: The points and fees are more than allowable maximum, causing the loan to waterfall through the QM Testing.
Federal Compliance - QM DTI: The points and fees are more than allowable maximum, causing the loan to waterfall through the QM Testing.
Federal Compliance - QM Points and Fees: Points and Fees on subject loan of XXXX% is in excess of the allowable maximum of XXXX% of the Federal Total Loan Amount. Points and Fees total $5,571.25 on a Federal Total Loan Amount of $173,008.85 vs. an allowable total of $5,190.26
Federal Compliance - TRID Lender Credit Tolerance Violation Without Sufficient Cure Provided: Final Lender Credit decreased from without a valid change of circumstance. Cure was not provided at closing.
Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Borrower was not provided a copy of the Appraisal three business days prior to closing.	Federal Compliance - Check Loan Designation Match - QM: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

Federal Compliance - QM DTI: Although this issue is subject to a 3 year SOL for affirmative claims under TILA, AMC does not adjust grading taking into account TILA SOL for exceptions under ATR, given the potential for enhanced damages when asserting an ability to repay defense in response to an action to collect a debt by recoupment or set-off.

																								Federal Compliance - TRID Lender Credit Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TILA ATR/QM	A	A	A	A	A	C	C	C	C	C	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_12615	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	3	1	1	3	[3] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Non QM.
[3] Federal Compliance - QM Employment History: Qualified Mortgage (Dodd-Frank 2014): Employment history requirement not met. (XXXX/XXXX/XXXX)
[3] Federal Compliance - QM Points and Fees: Qualified Mortgage (Dodd Frank 2014): Points and Fees on subject loan of XXXX% is in excess of the allowable maximum of  3.00000% of the Federal Total Loan Amount. Points and Fees total $XXXX on a Federal Total Loan Amount of $XXXX vs. an allowable total of $XXXX (an overage of $XXXX or XXXX%).
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX018)	Federal Compliance - Check Loan Designation Match - QM: The points and fees are more than allowable maximum, causing the loan to waterfall through the QM Testing.
Federal Compliance - QM Employment History: The points and fees are more than allowable maximum, causing the loan to waterfall through the QM Testing.
Federal Compliance - QM Points and Fees: Points and Fees on subject loan of XXXX% is in excess of the allowable maximum of 3.00000% of the Federal Total Loan Amount. Points and Fees total $XXXX on a Federal Total Loan Amount of $XXXX vs. an allowable total of $XXXX (an overage of $XXXX or XXXX%).
																						Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Appraisal report dated XX/XX/XXXX missing evidence of receipt.		Federal Compliance - Check Loan Designation Match - QM: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.			TILA ATR/QM	A	A	A	A	A	C	C	C	C	C	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_12619	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Missing Document - E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement	1	3	[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $486.88 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (7200)
[2] Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:PrimaXX/XX/XXXX018)
[2] Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Client:393XX/XX/XXXX018)	Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Loan Discount Points was not disclosed on Loan Estimate. File does not contain a valid Changed of Circumstance for this fee, nor evidence of cure.
Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): Verification appraisal was delivered to borrower was not provided.
Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): Verification appraisal was delivered to borrower was not provided.	Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): There is generally no Assignee Liability.			TRID SOL Expired	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_12631	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Missing Document - E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement			1				1							-	C	C	C	C	C	A	A	A	A	A	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_12632	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Temporary SHQM (GSE/Agency Eligible)	2	1				1				2	[2] Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:PrimaXX/XX/XXXX018)	Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing.		Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): There is generally no Assignee Liability.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	CMLTI 2025-RP3_12635	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file. [2] Asset Calculation / Analysis - Available for Closing is insufficient to cover Cash From Borrower.: Documented qualifying Assets for Closing of $XXXX is less than Cash From Borrower $XXXX.	Appraisal fee $450 paid by borrower outside closing however no evidence provided. Closing assets insufficient to cover Cash From Borrower.	SELLER - GENERAL COMMENT (2025-09-16): Short Form title provided	1				2	[2] Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:PrimaXX/XX/XXXX018)	Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): Evidence of appraisal receipt not provided.		Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): There is generally no Assignee Liability.			-	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_12638	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Temporary SHQM (GSE/Agency Eligible)	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	CMLTI 2025-RP3_12641	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Missing Document - E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement	1	3	[3] Federal Compliance - Federal Loan Originator Compensation - Individual LO Not NMLS Licensed at Time of Application: Truth in Lending Act (NMLSR Dodd- Frank 2014): Individual Loan Originator not NMLS licensed or registered at time of application.
[3] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (InitiXX/XX/XXXX018)
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX018)	Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: None of the copies of the initial Closing Disclosure in file are signed/dated; therefore, the mailbox rule is assumed and the presumed delivery date would not have been at least 3 business days prior to consummation.
Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Appraisal report dated XX/XX/XXXX and missing evidence of receipt.	Federal Compliance - Federal Loan Originator Compensation - Individual LO Not NMLS Licensed at Time of Application: "Assignee Liability: Civil actions that may be brought against a creditor may be maintained against any assignee only if the violation is apparent on the face of the disclosure or other documents assigned, except where the assignment was involuntary. This civil liability may include $4,000, in the case of an individual transaction, or the lesser of $500,000 or 1% of the creditor's net worth in the case of a class action (effectiveXX/XX/XXXXthis amount increases to the lesser of $1,000,000 or 1%), as well as actual damages, court costs, and attorneys' fees. For an anti-steering violation, the creditor may also be liable in an amount equal to the sum of all finance charges and fees paid by the consumer, unless the creditor demonstrates the failure to comply is not material. Notwithstanding any other provision of law, when a creditor, assignee, or other holder or anyone acting on behalf of the creditor, assignee, or holder, initiates a judicial or nonjudicial foreclosure of the residential mortgage loan, or any other action to collect the debt in connection with such loan, a consumer may assert a violation as a matter of defense by recoupment or set off without regard for the time limit on a private action for damages.
EffectiveXX/XX/XXXX in addition to the aforementioned, the individual Loan Originator could be liable for statutory damages. The maximum liability is the greater of actual damages or 3 times the loan originator's compensation or gain, plus the cost to the consumer of the action. The Dodd-Frank Act extended the statute of limitations on TILA violations to 3 years from the date of the violation."

																								Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_12642	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	3	1	1	3	[3] Federal Compliance - TRID Final Closing Disclosure Property Costs Year 1 Underdisclosed - Pre October 2018: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Estimated Property Costs over Year 1 of 4,507.80 on Final Closing Disclosure provided on XX/XX/XXXX are underdisclosed. (FinXX/XX/XXXX018)
[3] Federal Compliance - TRID Final Closing Disclosure Will Have Escrow Account: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on XX/XX/XXXX incorrectly disclosed whether the loan will have an escrow account. (FinXX/XX/XXXX018)
[3] Federal Compliance - TRID Final Closing Disclosure Will Not Have Escrow Account: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on XX/XX/XXXX incorrectly disclosed whether the loan will have an escrow account. (FinXX/XX/XXXX018)
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX018)	Federal Compliance - TRID Final Closing Disclosure Property Costs Year 1 Underdisclosed - Pre October 2018: Estimated property costs over 1 year are underdisclosed.
Federal Compliance - TRID Final Closing Disclosure Will Have Escrow Account: As per final CD page 2 section G HOI is paid by borrower at closing and page 4 does not reflects HOI and tax is escrowed.
Federal Compliance - TRID Final Closing Disclosure Will Not Have Escrow Account: As per final CD page 2 section G HOI is paid by borrower at closing and page 4 does not reflects HOI and tax is escrowed.
Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: No evidence of appraisal being sent to borrower 3 days prior to closing.	Federal Compliance - TRID Final Closing Disclosure Property Costs Year 1 Underdisclosed - Pre October 2018: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Will Have Escrow Account: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Final Closing Disclosure Will Not Have Escrow Account: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	CMLTI 2025-RP3_12643	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Missing Document - E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement [3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX Disaster Name: XXXXXXXXXXX Disaster Declaration Date: XX/XX/XXXX	1	3	[3] Federal Compliance - TRID Initial Loan Estimate Timing Electronically Provided: TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application. (InitiXX/XX/XXXX018)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points.  Fee Amount of $3,139.50 exceeds tolerance of $3,071.00.  Insufficient or no cure was provided to the borrower. (7200)
[2] Federal Compliance - ECOA Appraisal Disclosure - ECOA Timing: ECOA - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure within 3 days of the loan application date.	Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Loan Discount Points was disclosed on initial Loan estimate as $3071 but disclosed but final Closing Disclosure $3139.50. File does not contain a valid COC for this fee, nor evidence of cure is provided in file.
Federal Compliance - ECOA Appraisal Disclosure - ECOA Timing: No evidence of appraisal being sent to borrower 3 days prior to closing.	Federal Compliance - TRID Initial Loan Estimate Timing Electronically Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_12649	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Home Improvement	Non QM	3	3	[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX Disaster Name: XXXXXXXXXXXXXX Disaster Declaration Date: XX/XX/XXXX [3] Loan File - Missing Document: Hazard Insurance Policy not provided	1	3	[3] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Non QM.
[3] Federal Compliance - QM Employment History: Qualified Mortgage (Dodd-Frank 2014): Employment history requirement not met. (XXXXXXXXXXXXXXXXX)
[3] Federal Compliance - QM Points and Fees: Qualified Mortgage (Dodd Frank 2014): Points and Fees on subject loan of XXXX% is in excess of the allowable maximum of 3.00000% of the Federal Total Loan Amount. Points and Fees total $XXXX on a Federal Total Loan Amount of $XXXX vs. an allowable total of $XXXX (an overage of $XXX or XXXX%).	Federal Compliance - Check Loan Designation Match - QM: The points and fees are more than allowable maximum, causing the loan to waterfall through the QM Testing, resulting in a Loan Designation discrepancy
Federal Compliance - QM Employment History: The points and fees are more than allowable maximum, causing the loan to waterfall through the QM Testing.
																						Federal Compliance - QM Points and Fees: Points and Fees on subject loan of XXXX% is in excess of the allowable maximum of 3.00000% of the Federal Total Loan Amount. Points and Fees total $XXXX on a Federal Total Loan Amount of $XXXX vs. an allowable total of $XXXX (an overage of $XXXX or XXXX%).		Federal Compliance - Check Loan Designation Match - QM: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.			TILA ATR/QM	C	C	C	C	C	C	C	C	C	C	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_12650	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Missing Document - E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement			1				3	[3] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (FinXX/XX/XXXX018)	Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Closing Disclosure provided to Borrower on XX/XX/XXXX		Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_12653	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Missing Document - E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement	1	3	[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Policy Guarantee Fee. Fee Amount of $90.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (75229)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Attorney's Fee (Closing Agent Only).  Fee Amount of $225.00 exceeds tolerance of $0.00.  Insufficient or no cure was provided to the borrower. (75183)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Abstract / Title Search.  Fee Amount of $225.00 exceeds tolerance of $0.00.  Insufficient or no cure was provided to the borrower. (75178)
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.	Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Title - Policy Guarantee Fee was added on CD issued XX/XX/XXXX with no valid change evident.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Title - Attorney's Fee (Closing Agent Only) was added on CD issued XX/XX/XXXX with no valid change evident.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Title - Abstract / Title Search Fee was added on CD issued XX/XX/XXXX with no valid change evident.	Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TRID SOL Expired	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_12659	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	3	3	[3] AUS Discrepancy / Guidelines Discrepancy - AUS/Guideline Findings: All conditions were not met [3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX Disaster Name: XXXXXXXXXXXXXXX Disaster Declaration Date: XX/XX/XXXX [3] Application / Processing - Missing Document: AUS not provided	AUS was missing in file.	1	3	[3] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Non QM.
[3] Federal Compliance - QM DTI: Qualified Mortgage (Dodd-Frank 2014): Total Debt to Income Ratio exceeds 43% and the images do not provide evidence loan is eligible for purchase, guarantee or insurance by the appropriate agency.
[3] Miscellaneous Compliance - Rental Income Vacating Primary: Qualified Mortgage (Dodd-Frank 2014): Analysis of Rental income requirement not met. Borrower's current address matches the REO property address. (XXXXXXXXXXXXX25% Vacancy Method)	Federal Compliance - Check Loan Designation Match - QM: The AUS approval is missing from the loan file, causing the loan to waterfall through the QM Testing.
Federal Compliance - QM DTI: The AUS approval is missing from the loan file, causing the loan to waterfall through the QM Testing.
Miscellaneous Compliance - Rental Income Vacating Primary: The AUS approval is missing from the loan file, causing the loan to waterfall through the QM Testing.	Federal Compliance - Check Loan Designation Match - QM: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

																								Federal Compliance - QM DTI: Although this issue is subject to a 3 year SOL for affirmative claims under TILA, AMC does not adjust grading taking into account TILA SOL for exceptions under ATR, given the potential for enhanced damages when asserting an ability to repay defense in response to an action to collect a debt by recoupment or set-off.			TILA ATR/QM	C	C	C	C	C	C	C	C	C	C	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_12663	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Missing Document - E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement	1	3	[3] Federal Compliance - TRID Final Closing Disclosure Amount Financed Test: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on XX/XX/XXXX disclosed an Amount Financed disclosed an inaccurate Amount Financed. The disclosed Amount Financed in the amount of $88,974.40 is over disclosed by $200.00 compared to the calculated Amount Financed of $88,774.40 and the disclosed Finance Charge is not accurate within applicable tolerances for Amount Financed to be considered accurate (fee amounts included in Amount Financed and Finance Charge calculations are based on Closing Disclosure dated XX/XX/XXXX). (FinXX/XX/XXXX018)
[3] Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on XX/XX/XXXX disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan.  The disclosed Finance Charge in the amount of $40,534.96 is under disclosed by $200.00 compared to the calculated Finance Charge of $40,734.96 which exceeds the $35.00 threshold (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated XX/XX/XXXX). (FinXX/XX/XXXX018)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee.  Fee Amount of $61.16 exceeds tolerance of $28.00.  Insufficient or no cure was provided to the borrower. (7520)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points.  Fee Amount of $2,775.00 exceeds tolerance of $2,313.00.  Insufficient or no cure was provided to the borrower. (7200)
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX018)	Federal Compliance - TRID Final Closing Disclosure Amount Financed Test: Amount financed disclosed is $88,974.40. Calculated amount financed is $88,774.40. Variance of $200.00.
Federal Compliance - TRID Final Closing Disclosure Finance Charge: Finance charge disclosed is $40,534.96. Calculated finance charge is $40,734.96. Variance of $200.00.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Zero Percent Fee Tolerance exceeded for Credit Report Fee.  Fee Amount of $61.16 exceeds tolerance of $28.00.  Insufficient or no cure was provided to the borrower.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Zero Percent Fee Tolerance exceeded for Loan Discount Points.  Fee Amount of $2,775.00 exceeds tolerance of $2,313.00.  Insufficient or no cure was provided to the borrower.
Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation	Federal Compliance - TRID Final Closing Disclosure Amount Financed Test: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_12665	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	CMLTI 2025-RP3_12669	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Missing Document - E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement [3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX Disaster Name: XXXXXXXXXXX Disaster Declaration Date: XX/XX/XXXX [3] Insurance Analysis - Insufficient Coverage: Hazard insurance coverage amount is insufficient.	Using the coverage listed on the insurance binder, the coverage shortage is $113,996.00.		1				3	[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $3,520.00 exceeds tolerance of $3,505.00. Insufficient or no cure was provided to the borrower. (7200)	Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Loan Discount Points Fee increased to $3,520.00 without a valid change of circumstance. Insufficient or no cure was provided to the borrower.		Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_12670	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Missing Document - E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement [3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX Disaster Name: XXXXXXXXXXXX Disaster Declaration Date: XX/XX/XXXX			1				3	[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $5,241.75 exceeds tolerance of $4,612.00. Insufficient or no cure was provided to the borrower. (7200)	Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Loan Discount Points was last disclosed as $4,612.00 on the Loan Estimate but disclosed as $5,241.75 on Final Closing Disclosure. File does not contain a Valid change of circumstance for this fee, nor evidence of cure in file		Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_12674	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX Disaster Name: XXXXXXXXX Disaster Declaration Date: XX/XX/XXXX			1				1							-	C	C	C	C	C	A	A	A	A	A	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_12678	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Limited Cash-out GSE	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX Disaster Name: XXXXXXXXXXXXXX Disaster Declaration Date: XX/XX/XXXX	1	3	[3] Federal Compliance - Federal Loan Originator Compensation - Individual LO Not NMLS Licensed at Time of Application: Truth in Lending Act (NMLSR Dodd- Frank 2014): Individual Loan Originator not NMLS licensed or registered at time of application.	Federal Compliance - Federal Loan Originator Compensation - Individual LO Not NMLS Licensed at Time of Application: "Assignee Liability: Civil actions that may be brought against a creditor may be maintained against any assignee only if the violation is apparent on the face of the disclosure or other documents assigned, except where the assignment was involuntary. This civil liability may include $4,000, in the case of an individual transaction, or the lesser of $500,000 or 1% of the creditor's net worth in the case of a class action (effectiveXX/XX/XXXXthis amount increases to the lesser of $1,000,000 or 1%), as well as actual damages, court costs, and attorneys' fees. For an anti-steering violation, the creditor may also be liable in an amount equal to the sum of all finance charges and fees paid by the consumer, unless the creditor demonstrates the failure to comply is not material. Notwithstanding any other provision of law, when a creditor, assignee, or other holder or anyone acting on behalf of the creditor, assignee, or holder, initiates a judicial or nonjudicial foreclosure of the residential mortgage loan, or any other action to collect the debt in connection with such loan, a consumer may assert a violation as a matter of defense by recoupment or set off without regard for the time limit on a private action for damages.
																								EffectiveXX/XX/XXXX in addition to the aforementioned, the individual Loan Originator could be liable for statutory damages. The maximum liability is the greater of actual damages or 3 times the loan originator's compensation or gain, plus the cost to the consumer of the action. The Dodd-Frank Act extended the statute of limitations on TILA violations to 3 years from the date of the violation."			TILA SOL Expired	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_12680	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Limited Cash-out GSE	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX Disaster Name: XXXXXXXXX, XXXXXXXX, XXXXXXXXXXXX Disaster Declaration Date: XX/XX/XXXX			1				2	[2] Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:PrimaXX/XX/XXXX018)	Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): No evidence in file of when the borrower received a copy of the appraisal.		Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): There is generally no Assignee Liability.			-	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_12681	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: XX/XX/XXXX
Disaster End Date: XX/XX/XXXX
Disaster Name: XXXXXXXXX
Disaster Declaration Date: XX/XX/XXXX
[3] General - Flood Certificate Subject Address does not match Note address.
[3] Insurance Analysis - Insurance address does not match Note address.
[3] General - Valuation address does not match Note address.: Valuation Type: Appraisal / Valuation Report Date: XX/XX/XXXX
													[2] Asset Calculation / Analysis - Available for Closing is insufficient to cover Cash From Borrower.: Documented qualifying Assets for Closing of $XXXX is less than Cash From Borrower $XXXX.	Collateral Address per Note does not reflect Street and the Title, Flood, insurance and Appraisal includes Street in the address. Collateral Address per Note does not reflect Street and the Title, Flood, insurance and Appraisal includes Street in the address. Collateral Address per Note does not reflect Street and the Title, Flood, insurance and Appraisal includes Street in the address. The loan file is missing asset documents to verify the fees paid outside of closing.		1				3	[3] Federal Compliance - TRID Interim Closing Disclosure Timing Test: TILA-RESPA Integrated Disclosure – Corrected Closing Disclosure provided on or after XX/XX/XXXX contains a change in APR and a complete Closing Disclosure was not received by borrower at least three (3) business days prior to consummation			Federal Compliance - TRID Interim Closing Disclosure Timing Test: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_12684	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Investment	Refinance Rate/Term	N/A	2	1				1				2	[2] Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide "Right to Receive a Copy" appraisal disclosure to applicant within three (3) business days of application or determination of first lien status.	Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: Creditor did not provide Right to Receive a Copy appraisal disclosure to applicant within three business days of application or determination of first lien status.		Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: There is generally no Assignee Liability.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	CMLTI 2025-RP3_12685	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	3	1				1				3	[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $21.93 exceeds tolerance of $18.00. Insufficient or no cure was provided to the borrower. (7520)	Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Credit Report Fee increased on XX/XX/XXXXithout a valid change in circumstance. Cure was not provided at closing.		Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	CMLTI 2025-RP3_12688	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Limited Cash-out GSE	Temporary SHQM (GSE/Agency Eligible)	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	CMLTI 2025-RP3_12689	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Temporary SHQM (GSE/Agency Eligible)	3	1	1	3	[3] Federal Compliance - TRID Final Closing Disclosure Amount Financed Test: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on XX/XX/XXXX disclosed an Amount Financed disclosed an inaccurate Amount Financed. The disclosed Amount Financed in the amount of $294,033.73 is over disclosed by $93.00 compared to the calculated Amount Financed of $293,940.73 and the disclosed Finance Charge is not accurate within applicable tolerances for Amount Financed to be considered accurate (fee amounts included in Amount Financed and Finance Charge calculations are based on Closing Disclosure dated XX/XX/XXXX). (FinXX/XX/XXXX019)
[3] Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on XX/XX/XXXX disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan.  The disclosed Finance Charge in the amount of $277,513.15 is under disclosed by $93.00 compared to the calculated Finance Charge of $277,606.15 which exceeds the $35.00 threshold (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated XX/XX/XXXX). (FinXX/XX/XXXX019)
[3] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (InitiXX/XX/XXXX019)
[3] Federal Compliance - TRID Lender Credit Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure:Zero Percent Fee Tolerance exceeded for Lender Credits.  Final Lender Credit of $-750.00 exceeds tolerance of $-1,351.00. Insufficient or no cure was provided to the borrower. (9300)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Tax Service Fee (Life Of Loan).  Fee Amount of $80.00 exceeds tolerance of $0.00.  Insufficient or no cure was provided to the borrower. (7580)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Review Fee.  Fee Amount of $150.00 exceeds tolerance of $0.00.  Insufficient or no cure was provided to the borrower. (75104)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points.  Fee Amount of $3,750.00 exceeds tolerance of $0.00.  Insufficient or no cure was provided to the borrower. (7200)
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX018)
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.	Federal Compliance - TRID Final Closing Disclosure Amount Financed Test: The disclosed Amount Financed in the amount of $294,033.73 is over disclosed by $93.00 compared to the calculated Amount Financed of $293,940.73 and the disclosed Finance Charge is not accurate within applicable tolerances for Amount Financed to be considered accurate.
Federal Compliance - TRID Final Closing Disclosure Finance Charge: The disclosed Finance Charge in the amount of $277,513.15 is under disclosed by $93.00 compared to the calculated Finance Charge of $277,606.15 which exceeds the $35.00 threshold.
Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Initial CD Issued less than 6 days prior to closing and received by the borrower less than 3 business days prior to closing.
Federal Compliance - TRID Lender Credit Tolerance Violation Without Sufficient Cure Provided: Final Lender Credit of $-750.00 exceeds tolerance of $-1,351.00.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Fee Amount of $80.00 exceeds tolerance of $0.00.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Fee Amount of $150.00 exceeds tolerance of $0.00.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Fee Amount of $3,750.00 exceeds tolerance of $0.00.
Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: No evidence in file that borrower received the 1004	Federal Compliance - TRID Final Closing Disclosure Amount Financed Test: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Lender Credit Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TRID SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	CMLTI 2025-RP3_12697	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Insurance Analysis - Insufficient Coverage: Hazard insurance coverage amount is insufficient.	Using the coverage listed on the insurance binder, the coverage shortage is $300,080.00.	1	3	[3] Federal Compliance - TRID Revised Loan Estimate Timing Before Closing: TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on XX/XX/XXXX not received by borrower at least four (4) business days prior to closing. (InterXX/XX/XXXX019)
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.	Federal Compliance - TRID Revised Loan Estimate Timing Before Closing: Estimate provided on XX/XX/XXXX not received by borrower at least four 4 business days prior to closing	Federal Compliance - TRID Revised Loan Estimate Timing Before Closing: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.			TRID SOL Expired	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_12700	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Non QM	3	3	[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX Disaster Name: XXXXXXXXXXXXXX Disaster Declaration Date: XX/XX/XXXX	1	3	[3] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Non QM.
[3] Federal Compliance - QM DTI: Qualified Mortgage (Dodd-Frank 2014): Total Debt to Income Ratio exceeds 43% and the images do not provide evidence loan is eligible for purchase, guarantee or insurance by the appropriate agency.
[3] Federal Compliance - QM Points and Fees: Qualified Mortgage (Dodd Frank 2014): Points and Fees on subject loan of XXXX% is in excess of the allowable maximum of  3.00000% of the Federal Total Loan Amount. Points and Fees total $XXXX on a Federal Total Loan Amount of $XXXX vs. an allowable total of $XXXX (an overage of $XXXX or XXXX%).
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Origination Fee. Fee Amount of $3,829.40 exceeds tolerance of $2,808.00. Insufficient or no cure was provided to the borrower. (7325)	Federal Compliance - Check Loan Designation Match - QM: The Points and Fees are more than the allowable maximum, causing the loan to waterfall through the QM Testing, resulting in a Loan Designation discrepancy.
Federal Compliance - QM DTI: The Points and Fees are more than the allowable maximum, causing the loan to waterfall through the QM Testing.
Federal Compliance - QM Points and Fees: Points and Fees on subject loan of XXXX% is in excess of the allowable maximum of  3.00000% of the Federal Total Loan Amount. Points and Fees total $XXXX on a Federal Total Loan Amount of $XXXX vs. an allowable total of $XXXX (an overage of $XXXX or XXXX%).
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Zero Percent Fee Tolerance exceeded for Loan Origination Fee. Fee Amount of $3,829.40 exceeds tolerance of $2,808.00. Insufficient or no cure was provided to the borrower.	Federal Compliance - Check Loan Designation Match - QM: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

Federal Compliance - QM DTI: Although this issue is subject to a 3 year SOL for affirmative claims under TILA, AMC does not adjust grading taking into account TILA SOL for exceptions under ATR, given the potential for enhanced damages when asserting an ability to repay defense in response to an action to collect a debt by recoupment or set-off.

																								Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TILA ATR/QM	C	C	C	C	C	C	C	C	C	C	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_12702	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX Disaster Name: XXXXXXXXXXXXXX XXXXXXXXXXXX Disaster Declaration Date: XX/XX/XXXX [3] Insurance Analysis - Insufficient Coverage: Hazard insurance coverage amount is insufficient.	Using the coverage listed on the insurance binder, the coverage shortage is $6,000.	1	3	[3] Federal Compliance - TRID Interim Closing Disclosure Timing Test: TILA-RESPA Integrated Disclosure – Corrected Closing Disclosure provided on or after XX/XX/XXXX contains a change in loan product and a complete Closing Disclosure was not received by borrower at least three (3) business days prior to consummation.
																					[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $81.96 exceeds tolerance of $80.00. Sufficient or excess cure was provided to the borrower at Closing. (7520)		REVIEWER - CURED COMMENT (2025-06-20): Sufficient Cure Provided At Closing	Federal Compliance - TRID Interim Closing Disclosure Timing Test: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_12704	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX Disaster Name: XXXXXXXXXXXXXXX Disaster Declaration Date: XX/XX/XXXX	1	3	[3] Federal Compliance - TRID Lender Credit Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure:Zero Percent Fee Tolerance exceeded for Lender Credits. Final Lender Credit of $-883.50 exceeds tolerance of $-903.00. Insufficient or no cure was provided to the borrower. (9300)
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX019)	Federal Compliance - TRID Lender Credit Tolerance Violation Without Sufficient Cure Provided: Zero Percent Fee Tolerance exceeded for Lender Credits. Final Lender Credit of $-883.50 exceeds tolerance of $-903.00. Insufficient or no cure was provided to the borrower.
																						Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.		Federal Compliance - TRID Lender Credit Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_12705	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Home Improvement	Non QM	3	3	[3] AUS Discrepancy / Guidelines Discrepancy - AUS/Guideline Findings: All conditions were not met [3] Application / Processing - FEMA Disaster Issue: Property is located in a FEMA Disaster area and has not been inspected.: Disaster Name: XXXXXXXXX, XXXXXXXXXXXX Disaster Declaration Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX [3] Appraisal Documentation - Missing Document: Appraisal not provided	Appraisal is missing and ineligible transaction list and state that although DU gave a waiver, it's not eligible based on the selling guide. Appraisal waiver is not allowed on value >1 million.	1	3	[3] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Non QM.
[3] Federal Compliance - QM DTI: Qualified Mortgage (Dodd-Frank 2014): Total Debt to Income Ratio exceeds 43% and the images do not provide evidence loan is eligible for purchase, guarantee or insurance by the appropriate agency.	Federal Compliance - Check Loan Designation Match - QM: The loan is missing the appraisal even though AUS provided a waiver because of the property value is over 1 Million, causing the loan to waterfall through the QM Testing.
Federal Compliance - QM DTI: The loan is missing the appraisal even though AUS provided a waiver because of the property value is over 1 Million, causing the loan to waterfall through the QM Testing.	Federal Compliance - Check Loan Designation Match - QM: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

																								Federal Compliance - QM DTI: Although this issue is subject to a 3 year SOL for affirmative claims under TILA, AMC does not adjust grading taking into account TILA SOL for exceptions under ATR, given the potential for enhanced damages when asserting an ability to repay defense in response to an action to collect a debt by recoupment or set-off.			TILA ATR/QM	D	D	D	D	D	C	C	C	C	C	A	A	A	A	A	D	D	D	D	D
XXXX	XXXX	CMLTI 2025-RP3_12707	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Temporary SHQM (GSE/Agency Eligible)	3	1	1	3	[3] Federal Compliance - TRID Final Closing Disclosure Amount Financed Test: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on XX/XX/XXXX disclosed an Amount Financed disclosed an inaccurate Amount Financed. The disclosed Amount Financed in the amount of $555,543.55 is over disclosed by $236.04 compared to the calculated Amount Financed of $555,307.51 and the disclosed Finance Charge is not accurate within applicable tolerances for Amount Financed to be considered accurate (fee amounts included in Amount Financed and Finance Charge calculations are based on Closing Disclosure dated XX/XX/XXXX). (FinXX/XX/XXXX019)
[3] Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on XX/XX/XXXX disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan. The disclosed Finance Charge in the amount of $484,173.34 is under disclosed by $236.04 compared to the calculated Finance Charge of $484,409.38 which exceeds the $35.00 threshold (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated XX/XX/XXXX). (FinXX/XX/XXXX019)	Federal Compliance - TRID Final Closing Disclosure Amount Financed Test: Calculated Amount Financed are $555,307.51 & as per final Closing disclosure it is mentioned as $555,543.55 showing variance of $236.04.
Federal Compliance - TRID Final Closing Disclosure Finance Charge: Calculated finance charges are $484,409.38 & as per final Closing disclosure it is mentioned as $484,173.34showing variance of -$236.04, updated all the fees as per available documents	Federal Compliance - TRID Final Closing Disclosure Amount Financed Test: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	CMLTI 2025-RP3_12711	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	1	1	1	1	[1] Federal Compliance - TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $109.00 exceeds tolerance of $99.00 plus 10% or $108.90. Sufficient or excess cure was provided to the borrower at Closing. (0)
																					[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $149.46 exceeds tolerance of $95.00. Sufficient or excess cure was provided to the borrower at Closing. (7520)		REVIEWER - CURED COMMENT (2025-06-20): Sufficient Cure Provided At Closing REVIEWER - CURED COMMENT (2025-06-20): Sufficient Cure Provided At Closing				-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	CMLTI 2025-RP3_12712	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Missing Document - E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement	1	3	[3] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (FinXX/XX/XXXX019)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Re-Inspection Fee.  Fee Amount of $165.00 exceeds tolerance of $0.00.  Insufficient or no cure was provided to the borrower. (75103)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points.  Fee Amount of $3,543.75 exceeds tolerance of $1,145.00.  Insufficient or no cure was provided to the borrower. (7200)
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX019)	Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: CD dated XX/XX/XXXX only located in the loan file. Provide missing initial CD for testing.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: A valid COC was not located in the loan file for the fee was increased. A valid COC or Cure is required.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: A valid COC was not located in the loan file for the fee was increased. A valid COC or Cure is required.
Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation	Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_12714	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Investment	Refinance Cash-out - Other	N/A	2	1				1				2	[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX019)	Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation					-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	CMLTI 2025-RP3_12715	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	3	3	[3] AUS Discrepancy / Guidelines Discrepancy - AUS/Guideline Findings: All conditions were not met [3] Missing Document - E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement [3] Application / Processing - Missing Document: AUS not provided	The file is missing the required AUS with all pages	1	3	[3] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Non QM.
[3] Federal Compliance - NMLS - Missing Evidence of Initial Loan Application Date: Truth in Lending Act (NMLSR Dodd- Frank 2014): Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.
[3] Federal Compliance - QM DTI: Qualified Mortgage (Dodd-Frank 2014): Total Debt to Income Ratio exceeds 43% and the images do not provide evidence loan is eligible for purchase, guarantee or insurance by the appropriate agency.
[3] Federal Compliance - Sole Proprietorship Income Documentation Test: Qualified Mortgage (Dodd-Frank 2014): Self-employed income documentation not sufficient (Sole Proprietorship). (XXXX,XXXX XXXX/Schedule C)
[3] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (FinXX/XX/XXXX019)
[3] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $2,017.00 exceeds tolerance of $1,801.00 plus 10% or $1,981.10.  Insufficient or no cure was provided to the borrower. (0)
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX019)
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.	Federal Compliance - Check Loan Designation Match - QM: The file is missing the required AUS with all pages; loan is defaulting to standard ATR/QM documentation requirements, causing the loan to waterfall through the QM Testing, resulting in a Loan Designation discrepancy.
Federal Compliance - QM DTI: The file is missing the required AUS with all pages; loan is defaulting to standard ATR/QM documentation requirements, causing the loan to waterfall through the QM Testing.
Federal Compliance - Sole Proprietorship Income Documentation Test: The file is missing the required AUS with all pages; loan is defaulting to standard ATR/QM documentation requirements, causing the loan to waterfall through the QM Testing.
Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Initial CD Issued less than 6 days prior to closing and received by the borrower less than 3 business days prior to closing.
Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: Ten Percent Fee Tolerance exceeded. Total amount of $2,017.00 exceeds tolerance of $1,801.00 plus 10% or $1,981.10.  Insufficient or no cure was provided to the borrower.
Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	Federal Compliance - Check Loan Designation Match - QM: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

Federal Compliance - NMLS - Missing Evidence of Initial Loan Application Date: Assignee Liability:  Civil actions that may be brought against a creditor may be maintained against any assignee only if the violation is apparent on the face of the disclosure or other documents assigned, except where the assignment was voluntary.  This civil liability may include $4,000, in the case of an individual transaction, or the lesser of $500,000 or 1% of the creditor's net worth in the case of a class action (effectiveXX/XX/XXXXthis amount increases to the lesser of $1,000,000 or 1%), as well as actual damages, court costs, and attorneys' fees.  For an anti-steering violation, the creditor may also be liable in an amount equal to the sum of all finance charges and fees paid by the consumer, unless the creditor demonstrates the failure to comply is not material.  Notwithstanding any other provision of law, when a creditor, assignee, or other holder or anyone acting on behalf of the creditor, assignee, or holder, initiates a judicial or nonjudicial foreclosure of the residential mortgage loan, or any other action to collect the debt in connection with such loan, a consumer may assert a violation as a matter of defense by recoupment or set off without regard for the time limit on a private action for damages.

EffectiveXX/XX/XXXX in addition to the aforementioned, the individual Loan Originator could be liable for statutory damages. The maximum liability is the greater of actual damages or 3 times the loan originator's compensation or gain, plus the cost to the consumer of the action. The Dodd-Frank Act extended the statute of limitations on TILA violations to 3 years from the date of the violation.

Federal Compliance - QM DTI: Although this issue is subject to a 3 year SOL for affirmative claims under TILA, AMC does not adjust grading taking into account TILA SOL for exceptions under ATR, given the potential for enhanced damages when asserting an ability to repay defense in response to an action to collect a debt by recoupment or set-off.

Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA ATR/QM	C	C	C	C	C	C	C	C	C	C	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_12716	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	3	1	1	3	[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of $3,592.00 exceeds tolerance of $1,701.00. Insufficient or no cure was provided to the borrower. (8304)
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX019)	Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of $3,592.00 exceeds tolerance of $1,701.00. Insufficient or no cure was provided to the borrower.
																						Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.		Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	CMLTI 2025-RP3_12717	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	3	1	1	3	[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Mortgage Insurance Premium. Fee Amount of $6,575.40 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (7591)
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX019)	Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: No cure provided for Mortgage insurance
																						Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: No evidence in file of when the borrower received a copy of the appraisal.		Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	CMLTI 2025-RP3_12722	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	2	1				1				2	[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX019)	Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Borrower was not provided a copy of the appraisal three business days prior to closing.					-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	CMLTI 2025-RP3_12723	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	2	1				1				2	[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX019)	Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Creditor did not provide a copy of each valuation to applicant three business days prior to consummation					-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	CMLTI 2025-RP3_12725	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	3	1	1	3	[3] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (InitiXX/XX/XXXX019)
[3] Federal Compliance - TRID Interim Closing Disclosure Timing Test: TILA-RESPA Integrated Disclosure – Corrected Closing Disclosure provided on or after XX/XX/XXXX contains a change in APR and a complete Closing Disclosure was not received by borrower at least three (3) business days prior to consummation
[3] Federal Compliance - TRID Revised Loan Estimate Issue and Received Date >  Closing Disclosure Issue and Received Date: TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on or after the date the Closing Disclosure was provided. (The Revised Loan Estimate was received on or after the Closing Disclosure.) (InterXX/XX/XXXX019)
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX019)
[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of $2,090.00 exceeds tolerance of $2,065.00. Sufficient or excess cure was provided to the borrower at Closing. (8304)	Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.
Federal Compliance - TRID Revised Loan Estimate Issue and Received Date >  Closing Disclosure Issue and Received Date: Revised Loan Estimate provided on or after the date the Closing Disclosure was provided.
Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: There is not evidence in the file that the borrower received a copy of the appraisal report at least three (3) business days prior to closing.	REVIEWER - CURED COMMENT (2025-06-20): Sufficient Cure Provided At Closing	Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Interim Closing Disclosure Timing Test: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Revised Loan Estimate Issue and Received Date > Closing Disclosure Issue and Received Date: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	CMLTI 2025-RP3_12726	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Investment	Refinance Rate/Term	N/A	2	1				1				2	[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX019)	Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Verification appraisal was delivered to borrower was not provided.					-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	CMLTI 2025-RP3_12727	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	3	3	[3] AUS Discrepancy / Guidelines Discrepancy - AUS/Guideline Findings: All conditions were not met [3] Missing Document - E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement [3] Application / Processing - Missing Document: AUS not provided [3] Income Documentation - REO Documents are missing.: Address: XXXXXXXXXXXXX Insurance Verification, Statement, Tax Verification	The AUS approval is missing from the loan file.	1	3	[3] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Non QM.
[3] Federal Compliance - TILA NMLSR - Originator Company NMLS information on documents does not match NMLS website: Truth in Lending Act (NMLSR Dodd- Frank 2014):  Loan Originator Organization NMLS information on loan documents does not match NMLS.
[3] Federal Compliance - TILA NMLSR - Individual Originator NMLS information on documents does not match NMLS website: Truth in Lending Act (NMLSR Dodd- Frank 2014): Individual Loan Originator NMLSR information on loan documents does not match NMLSR.
[3] Federal Compliance - Overtime Bonus Method of Calculation: Qualified Mortgage (Dodd-Frank 2014): Significant income variation requires a period of more than two (2) years when calculating the average Overtime/Bonus income. (Dimitrakis,Sevasti Compass Group USA/Overtime)
[3] Federal Compliance - QM DTI: Qualified Mortgage (Dodd-Frank 2014): Total Debt to Income Ratio exceeds 43% and the images do not provide evidence loan is eligible for purchase, guarantee or insurance by the appropriate agency.
[3] Federal Compliance - TRID Final Closing Disclosure No Seller Paid Fees Primary Residence First Lien: TRID Final Closing Disclosure XX/XX/XXXX on a first lien purchase transaction did not disclose any Seller paid fees/charges on page 2. (FinXX/XX/XXXX019)
[3] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (FinXX/XX/XXXX019)
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX019)
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.
[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $150.61 exceeds tolerance of $100.00. Sufficient or excess cure was provided to the borrower at Closing. (7520)	Federal Compliance - Check Loan Designation Match - QM: The AUS approval is missing from the loan file, causing the loan to waterfall through the QM Testing.
Federal Compliance - Overtime Bonus Method of Calculation: The AUS approval is missing from the loan file, causing the loan to waterfall through the QM Testing.
Federal Compliance - QM DTI: The AUS approval is missing from the loan file, causing the loan to waterfall through the QM Testing.
Federal Compliance - TRID Final Closing Disclosure No Seller Paid Fees Primary Residence First Lien: Closing Disclosure XX/XX/XXXX on a first lien purchase transaction did not disclose any Seller paid fees/charges on page 2.
Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.
Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Verification appraisal was delivered to borrower was not provided.	REVIEWER - CURED COMMENT (2025-06-24): Sufficient Cure Provided At Closing	Federal Compliance - Check Loan Designation Match - QM: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

Federal Compliance - TILA NMLSR - Originator Company NMLS information on documents does not match NMLS website: Assignee Liability:  Civil actions that may be brought against a creditor may be maintained against any assignee only if the violation is apparent on the face of the disclosure or other documents assigned, except where the assignment was voluntary.  This civil liability may include $4,000, in the case of an individual transaction, or the lesser of $500,000 or 1% of the creditor's net worth in the case of a class action (effectiveXX/XX/XXXXthis amount increases to the lesser of $1,000,000 or 1%), as well as actual damages, court costs, and attorneys' fees.  For an anti-steering violation, the creditor may also be liable in an amount equal to the sum of all finance charges and fees paid by the consumer, unless the creditor demonstrates the failure to comply is not material.  Notwithstanding any other provision of law, when a creditor, assignee, or other holder or anyone acting on behalf of the creditor, assignee, or holder, initiates a judicial or nonjudicial foreclosure of the residential mortgage loan, or any other action to collect the debt in connection with such loan, a consumer may assert a violation as a matter of defense by recoupment or set off without regard for the time limit on a private action for damages.
EffectiveXX/XX/XXXX in addition to the aforementioned, the individual Loan Originator could be liable for statutory damages. The maximum liability is the greater of actual damages or 3 times the loan originator's compensation or gain, plus the cost to the consumer of the action. The Dodd-Frank Act extended the statute of limitations on TILA violations to 3 years from the date of the violation.

Federal Compliance - TILA NMLSR - Individual Originator NMLS information on documents does not match NMLS website: Assignee Liability:  Civil actions that may be brought against a creditor may be maintained against any assignee only if the violation is apparent on the face of the disclosure or other documents assigned, except where the assignment was voluntary.  This civil liability may include $4,000, in the case of an individual transaction, or the lesser of $500,000 or 1% of the creditor's net worth in the case of a class action (effectiveXX/XX/XXXXthis amount increases to the lesser of $1,000,000 or 1%), as well as actual damages, court costs, and attorneys' fees.  For an anti-steering violation, the creditor may also be liable in an amount equal to the sum of all finance charges and fees paid by the consumer, unless the creditor demonstrates the failure to comply is not material.  Notwithstanding any other provision of law, when a creditor, assignee, or other holder or anyone acting on behalf of the creditor, assignee, or holder, initiates a judicial or nonjudicial foreclosure of the residential mortgage loan, or any other action to collect the debt in connection with such loan, a consumer may assert a violation as a matter of defense by recoupment or set off without regard for the time limit on a private action for damages.
EffectiveXX/XX/XXXX in addition to the aforementioned, the individual Loan Originator could be liable for statutory damages. The maximum liability is the greater of actual damages or 3 times the loan originator's compensation or gain, plus the cost to the consumer of the action. The Dodd-Frank Act extended the statute of limitations on TILA violations to 3 years from the date of the violation.

Federal Compliance - QM DTI: Although this issue is subject to a 3 year SOL for affirmative claims under TILA, AMC does not adjust grading taking into account TILA SOL for exceptions under ATR, given the potential for enhanced damages when asserting an ability to repay defense in response to an action to collect a debt by recoupment or set-off.

Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA ATR/QM	C	C	C	C	C	C	C	C	C	C	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_12730	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	2	1	1	2	[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX019)
																					[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of $1,552.59 exceeds tolerance of $1,552.00. Sufficient or excess cure was provided to the borrower at Closing. (8304)	Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	REVIEWER - CURED COMMENT (2025-06-20): Sufficient Cure Provided At Closing				-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	CMLTI 2025-RP3_12732	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX Disaster Name: XXXXXXXXXXXXXXX Disaster Declaration Date: XX/XX/XXXX [3] Insurance Analysis - Insufficient Coverage: Hazard insurance coverage amount is insufficient.	Using the coverage listed on the insurance binder, the coverage shortage is $169,800.	1	3	[3] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (InitiXX/XX/XXXX019)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of $5,470.00 exceeds tolerance of $5,170.00. Insufficient or no cure was provided to the borrower. (8304)	Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Missing evidence of receipt of Initial Closing Disclosure three (3) business days prior to closing.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Transfer Tax fee increased onXX/XX/XXXXithout a valid change in circumstance. Cure was not provided at closing.	Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_12735	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX Disaster Name: XXXXXXXXX Disaster Declaration Date: XX/XX/XXXX	1	3	[3] Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on XX/XX/XXXX disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan. The disclosed Finance Charge in the amount of $227,203.65 is under disclosed by $475.00 compared to the calculated Finance Charge of $227,678.65 which exceeds the $100.00 threshold (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated XX/XX/XXXX). (FinXX/XX/XXXX019)
																					[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $535.00 exceeds tolerance of $500.00. Sufficient or excess cure was provided to the borrower at Closing. (7506)	Federal Compliance - TRID Final Closing Disclosure Finance Charge: Disclosed Finance Charges are $227,203.65. Due Diligence Finance Charges are $227,678.65. There is a variance of $475.	REVIEWER - CURED COMMENT (2025-06-20): Sufficient Cure Provided At Closing	Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_12738	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	3	1	1	3	[3] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (InitiXX/XX/XXXX019)
[2] Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:PrimaXX/XX/XXXX019)	Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Initial CD Issued less than 6 days prior to closing and received by the borrower less than 3 business days prior to closing.
Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): Borrower waived right to receive a copy of the appraisal at least three business days prior to closing, and appraisal was not provided at or before closing.	Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): There is generally no Assignee Liability.			TRID SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	CMLTI 2025-RP3_12739	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	3	1	1	3	[3] Federal Compliance - TRID Lender Credit Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure:Zero Percent Fee Tolerance exceeded for Lender Credits. Final Lender Credit of $-2,472.59 exceeds tolerance of $-2,952.00. Insufficient or no cure was provided to the borrower. (9300)
[2] State Compliance - Minnesota Residential Mortgage Originator and Servicer Licensing Act (Counseling Requirement): Minnesota Residential Mortgage Originator and Servicer Licensing Act: Refinance of a "special mortgage" without evidence that borrower received counseling on advisability of transaction by an authorized independent loan counselor.	Federal Compliance - TRID Lender Credit Tolerance Violation Without Sufficient Cure Provided: TRID Lender Credit Tolerance Violation Without Sufficient Cure Provided	Federal Compliance - TRID Lender Credit Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

																								State Compliance - Minnesota Residential Mortgage Originator and Servicer Licensing Act (Counseling Requirement): Assignee liability is unclear. Purchasers and assignees of Minnesota mortgage loans would not appear to be liable for violations of the Act. However, effectiveXX/XX/XXXXalthough there does not appear to be any explicit assignee liability, because a new private right of action permits a court to award statutory damages equal to the amount of all lender fees included in the amount of the principal of the residential mortgage loan, there is the potential that secondary market participants may be adversely affected.			TRID SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	CMLTI 2025-RP3_12742	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Missing Document - E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement [3] Missing Document - E-sign Consent Agreement is missing. [3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX Disaster Name: XXXXXXXXXXXXXXX Disaster Declaration Date: XX/XX/XXXX	3	[3] Appraisal Documentation - Missing Document: Appraisal was made "subject to" and Form 1004D/442 was not provided.: Valuation Type: Appraisal / Valuation Report Date: XX/XX/XXXX	2	[2] Federal Compliance - ECOA Appraisal - Appraisal Provided Prior to Date Performed: ECOA Valuations Rule (Dodd-Frank 2014): Date valuation provided to applicant is prior to the date when valuation was performed. Unable to determine compliance with appraisal timing requirements. (Type:PrimaXX/XX/XXXX019)
																					[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of $4,096.40 exceeds tolerance of $4,094.00. Sufficient or excess cure was provided to the borrower at Closing. (8304)	Federal Compliance - ECOA Appraisal - Appraisal Provided Prior to Date Performed: Date valuation provided to applicant is prior to the date when valuation was performed.	REVIEWER - CURED COMMENT (2025-06-20): Sufficient Cure Provided At Closing				-	C	C	C	C	C	B	B	B	B	B	C	C	C	C	C	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_12743	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Missing Document - E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement	1	2	[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX019)
																					[2] Federal Compliance - TRID Final Closing Disclosure Will Have Escrow - Initial Escrow Payment By All Parties: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on XX/XX/XXXX disclosed an Initial Escrow Payment that includes both borrower and non-borrower paid amounts. (FinXX/XX/XXXX019)	Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Acknowledgement of receipt of appraisal does not verify that the appraisal was received at least 3 business days prior to closing. Federal Compliance - TRID Final Closing Disclosure Will Have Escrow - Initial Escrow Payment By All Parties: Final Closing Disclosure issuedXX/XX/XXXX reflects an Initial Escrow Payment on page 4 of $XXXX, Section G on page 2 reflects an Initial Escrow Payment of $XXXX.		Federal Compliance - TRID Final Closing Disclosure Will Have Escrow - Initial Escrow Payment By All Parties: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Material violations for inaccurate disclosures carry assignee liability. Non-material if amounts disclosed includes both borrower and non-borrower paid escrow amounts.			-	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_12745	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Insurance Analysis - Insufficient Coverage: Hazard insurance coverage amount is insufficient.	Using the coverage listed on the insurance binder, the coverage shortage is $74,000.		1				2	[2] State Compliance - Colorado Consumer Credit Code (First Lien Refinance Notice Not Provided): Colorado Consumer Credit Code: Borrower not provided First Lien Refinance Notice.			State Compliance - Colorado Consumer Credit Code (First Lien Refinance Notice Not Provided): Assignee Liability: For a transaction involving a security interest in land, any action that may be brought against the original creditor may be maintained against any subsequent assignee where the assignee, its subsidiaries, or affiliates were in a continuing business relationship with the original creditor either at the time the credit was extended or at the time of the assignment unless the assignment was involuntary or the assignee shows by a preponderance of evidence that it did not have reasonable grounds to believe that the original creditor was engaged in violations of the code and that it maintained procedures reasonably adapted to apprise it of the existence of the violations.			-	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_12746	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX Disaster Name: XXXXXXXXX, XXXXXXXXXXXX Disaster Declaration Date: XX/XX/XXXX	1	3	[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $9,549.70 exceeds tolerance of $865.00. Insufficient or no cure was provided to the borrower. (7200)
[2] Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:PrimaXX/XX/XXXX019)	Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Loan Discount Points Fee was disclosed as $865.00 on initial LE but disclosed as $9,549.70 on Final Closing Disclosure. File does not contain a valid COC for this fee, nor evidence of cure in file.
Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): Evidence of appraisal receipt not provided.	Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): There is generally no Assignee Liability.			TRID SOL Expired	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_12749	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Investment	Refinance Cash-out - Other	N/A	2	2	[2] Insurance Analysis - Hazard Insurance Policy expires within 90 days of the Note Date.: Hazard Insurance Policy Expiration Date XX/XX/XXXX, Note Date XX/XX/XXXX	1	2	[2] Federal Compliance - Closing Disclosure Missing Issue Date Non-Material: Closing Disclosure with an estimated issue date of XX/XX/XXXX did not disclose an issue date. Unable to conclusively determine Final Closing Disclosure to use for fees due to missing Issue Date. EV2 informational finding to indicate which document was used to source fees for any applicable testing. Closing Disclosure dated XX/XX/XXXX used to source fees for testing. (InitiXX/XX/XXXX019)
																					[2] State Compliance - Colorado Consumer Credit Code (First Lien Refinance Notice Not Provided): Colorado Consumer Credit Code: Borrower not provided First Lien Refinance Notice.			State Compliance - Colorado Consumer Credit Code (First Lien Refinance Notice Not Provided): Assignee Liability: For a transaction involving a security interest in land, any action that may be brought against the original creditor may be maintained against any subsequent assignee where the assignee, its subsidiaries, or affiliates were in a continuing business relationship with the original creditor either at the time the credit was extended or at the time of the assignment unless the assignment was involuntary or the assignee shows by a preponderance of evidence that it did not have reasonable grounds to believe that the original creditor was engaged in violations of the code and that it maintained procedures reasonably adapted to apprise it of the existence of the violations.			-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	CMLTI 2025-RP3_12750	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX Disaster Name: XXXXXXXXX Disaster Declaration Date: XX/XX/XXXX	1	3	[3] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (InitiXX/XX/XXXX019)
[2] Document Error - Closing Disclosure: Dates are not in chronological order.: Date Issued: XX/XX/XXXX Issue Date: XX/XX/XXXX; Received Date: XX/XX/XXXX; Signed Date:	Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.
																						Document Error - Closing Disclosure: Dates are not in chronological order.: Dates are not in chronological order. Date Issued should be prior to Date Received and Date Received should be prior to Signed Date. Issue Date: XX/XX/XXXX; Received Date: XX/XX/XXXX; Signed Date: Not Provided.		Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_12751	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX Disaster Name: XXXXX Disaster Declaration Date: XX/XX/XXXX			1				1							-	C	C	C	C	C	A	A	A	A	A	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_12752	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Safe Harbor QM	3	3	[3] AUS Discrepancy / Guidelines Discrepancy - AUS/Guideline Findings: All conditions were not met [3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX Disaster Name: XXXXXXXXX, XXXXXXXXXXXX Disaster Declaration Date: XX/XX/XXXX [3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	File is missing Mortgage Insurance Certificate.	1	3	[3] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Safe Harbor QM.
[3] Federal Compliance - TRID Final Closing Disclosure Mortgage Insurance Payment: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on XX/XX/XXXX disclosed a mortgage insurance payment for payment stream 1 that does not match the actual payment for the loan. (ProjSeq:1/2818517)
[3] Federal Compliance - TRID Final Closing Disclosure Projected P&I Min Payment Fixed Rate Subsequent Payments: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on XX/XX/XXXX disclosed a periodic principal and interest payment for payment stream 2 that does not match the actual payment for the loan. (ProjSeq:2/2818518)
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX019)	Federal Compliance - Check Loan Designation Match - QM: The loan is missing the mortgage insurance certificate, causing the loan to waterfall through the QM Testing, resulting in a Loan Designation discrepancy.
Federal Compliance - TRID Final Closing Disclosure Mortgage Insurance Payment: Unable to determine the MI payment due to the missing mortgage insurance certificate.
Federal Compliance - TRID Final Closing Disclosure Projected P&I Min Payment Fixed Rate Subsequent Payments: Unable to determine the MI payment due to the missing mortgage insurance certificate.
Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Verification appraisal was delivered to borrower was not provided.	Federal Compliance - Check Loan Designation Match - QM: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

Federal Compliance - TRID Final Closing Disclosure Mortgage Insurance Payment: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Final Closing Disclosure Projected P&I Min Payment Fixed Rate Subsequent Payments: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TILA ATR/QM	C	C	C	C	C	B	C	B	C	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_12755	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Investment	Purchase	N/A	3	3	[3] Mortgage / Program Eligibility - AUS Findings: Investor qualifying total debt ratio discrepancy.: Calculated investor qualifying total debt ratio of XX.XX%exceeds AUS total debt ratio of 33.12000%.
[3] AUS Discrepancy / Guidelines Discrepancy - AUS/Guideline Findings: All conditions were not met
[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: XX/XX/XXXX
Disaster End Date: XX/XX/XXXX
Disaster Name: XXXXXXXXX, XXXXXXXXXXXX
Disaster Declaration Date: XX/XX/XXXX
[3] Income Documentation - Income Docs Missing:: Borrower: XXXXXXXXXXX 4506-TXXXX, 4506-TXXXX
[3] Income Documentation - Income Docs Missing:: Borrower: XXXXXXXXXXX 4506-TXXXX, 4506-TXXXX
[3] Income Documentation - REO Documents are missing.: Address: XXXXXXXXXXXStatement
[3] Income Documentation - REO Documents are missing.: Address: XXXXXXXXXXX HOA Verification
													[3] Income Documentation - Verification(s) of employment is not within 10 business days of the Note.: Borrower: XXXXXXXXXXX // Employment Type: Employment / Income Type: Wages / Start Date: XX/XX/XXXX	Loan was approved with a DTI of XX.XX%, and Rental income for the subject was calculated at 75% of the 1007 market rent, resulting in a higher DTI. Loan was approved with a DTI of XX.XX%, and Due Diligence calculated DTI is XX.XX%. Rental income for the subject was calculated at 75% of the 1007 market rent, resulting in a higher DTI.		1				1							-	C	C	C	C	C	A	A	A	A	A	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_12758	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	3	3	[3] AUS Discrepancy / Guidelines Discrepancy - AUS/Guideline Findings: All conditions were not met [3] Missing Document - E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement [3] Application / Processing - Missing Document: AUS not provided	AUS document missing in loan file.	1	3	[3] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Non QM.
[3] Federal Compliance - TILA NMLSR - Individual Originator NMLS information on documents does not match NMLS website: Truth in Lending Act (NMLSR Dodd- Frank 2014): Individual Loan Originator NMLSR information on loan documents does not match NMLSR.
[3] Federal Compliance - NMLS - Missing Evidence of Initial Loan Application Date: Truth in Lending Act (NMLSR Dodd- Frank 2014): Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.
[3] Federal Compliance - QM DTI: Qualified Mortgage (Dodd-Frank 2014): Total Debt to Income Ratio exceeds 43% and the images do not provide evidence loan is eligible for purchase, guarantee or insurance by the appropriate agency.
[3] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (FinXX/XX/XXXX019)
[3] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $1,636.20 exceeds tolerance of $1,382.00 plus 10% or $1,520.20.  Insufficient or no cure was provided to the borrower. (0)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for HOA/Condo Questionnaire.  Fee Amount of $350.00 exceeds tolerance of $250.00.  Insufficient or no cure was provided to the borrower. (75215)
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX019)
[2] Federal Compliance - Acknowledgement of Borrower Receipt of Notice of Special Flood Hazard Disclosure Missing: FDPA Notification Rule: Creditor did not retain record of borrower's receipt of Notice of Special Flood Hazard Disclosure.
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.	Federal Compliance - Check Loan Designation Match - QM: The AUS approval is missing from the loan file, causing the loan to waterfall through the QM Testing.
Federal Compliance - QM DTI: The AUS approval is missing from the loan file, causing the loan to waterfall through the QM Testing.
Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Initial Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.
Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: Recording Fee increased to $1,636.20 without a valid change of circumstance. Insufficient or no cure was provided to the borrower.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: HOA/Condo Questionnaire Fee increased to $350.00 without a valid change of circumstance. Insufficient cure was provided to the borrower.
Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Appraisal report dated XX/XX/XXXX missing evidence of receipt.	Federal Compliance - Check Loan Designation Match - QM: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

Federal Compliance - TILA NMLSR - Individual Originator NMLS information on documents does not match NMLS website: Assignee Liability:  Civil actions that may be brought against a creditor may be maintained against any assignee only if the violation is apparent on the face of the disclosure or other documents assigned, except where the assignment was voluntary.  This civil liability may include $4,000, in the case of an individual transaction, or the lesser of $500,000 or 1% of the creditor's net worth in the case of a class action (effectiveXX/XX/XXXXthis amount increases to the lesser of $1,000,000 or 1%), as well as actual damages, court costs, and attorneys' fees.  For an anti-steering violation, the creditor may also be liable in an amount equal to the sum of all finance charges and fees paid by the consumer, unless the creditor demonstrates the failure to comply is not material.  Notwithstanding any other provision of law, when a creditor, assignee, or other holder or anyone acting on behalf of the creditor, assignee, or holder, initiates a judicial or nonjudicial foreclosure of the residential mortgage loan, or any other action to collect the debt in connection with such loan, a consumer may assert a violation as a matter of defense by recoupment or set off without regard for the time limit on a private action for damages.
EffectiveXX/XX/XXXX in addition to the aforementioned, the individual Loan Originator could be liable for statutory damages. The maximum liability is the greater of actual damages or 3 times the loan originator's compensation or gain, plus the cost to the consumer of the action. The Dodd-Frank Act extended the statute of limitations on TILA violations to 3 years from the date of the violation.

Federal Compliance - NMLS - Missing Evidence of Initial Loan Application Date: Assignee Liability:  Civil actions that may be brought against a creditor may be maintained against any assignee only if the violation is apparent on the face of the disclosure or other documents assigned, except where the assignment was voluntary.  This civil liability may include $4,000, in the case of an individual transaction, or the lesser of $500,000 or 1% of the creditor's net worth in the case of a class action (effectiveXX/XX/XXXXthis amount increases to the lesser of $1,000,000 or 1%), as well as actual damages, court costs, and attorneys' fees.  For an anti-steering violation, the creditor may also be liable in an amount equal to the sum of all finance charges and fees paid by the consumer, unless the creditor demonstrates the failure to comply is not material.  Notwithstanding any other provision of law, when a creditor, assignee, or other holder or anyone acting on behalf of the creditor, assignee, or holder, initiates a judicial or nonjudicial foreclosure of the residential mortgage loan, or any other action to collect the debt in connection with such loan, a consumer may assert a violation as a matter of defense by recoupment or set off without regard for the time limit on a private action for damages.

EffectiveXX/XX/XXXX in addition to the aforementioned, the individual Loan Originator could be liable for statutory damages. The maximum liability is the greater of actual damages or 3 times the loan originator's compensation or gain, plus the cost to the consumer of the action. The Dodd-Frank Act extended the statute of limitations on TILA violations to 3 years from the date of the violation.

Federal Compliance - QM DTI: Although this issue is subject to a 3 year SOL for affirmative claims under TILA, AMC does not adjust grading taking into account TILA SOL for exceptions under ATR, given the potential for enhanced damages when asserting an ability to repay defense in response to an action to collect a debt by recoupment or set-off.

Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - Acknowledgement of Borrower Receipt of Notice of Special Flood Hazard Disclosure Missing: Liability for violations cannot be transferred to a subsequent purchaser of a loan.

																								Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA ATR/QM	C	C	C	C	C	C	C	C	C	C	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_12761	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX Disaster Name: XXXXXXXXXXXXXXX Disaster Declaration Date: XX/XX/XXXX			1				2	[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX019)	Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Appraisal proof of delivery is not provided within 3 business days prior to closing					-	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_12762	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX Disaster Name: XXXXXXXXXXXXXX XXXXXXXXXXXX Disaster Declaration Date: XX/XX/XXXX			2	[2] Appraisal Reconciliation - Appraisal is required to be in name of Lender: Valuation Type: Appraisal / Valuation Report Date: XX/XX/XXXX	Appraisal Transfer Letter datedXX/XX/XXXXs from United Wholesale Mortgage to XXXXXXXXXXXXXXXXXX.		2	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	C	C	C	C	C	B	B	B	B	B	B	B	B	B	B	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_12765	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Limited Cash-out GSE	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Insurance Analysis - Insufficient Coverage: Hazard insurance coverage amount is insufficient.	Using the coverage listed on the insurance binder, the coverage shortage is $10,800.		1				1							-	C	C	C	C	C	A	A	A	A	A	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_12769	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	2	1				1				2	[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX019)	Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Verification appraisal was delivered to borrower was not provided.					-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	CMLTI 2025-RP3_12770	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Safe Harbor QM	3	3	[3] Asset Documentation - Asset documentation requirements not met.
[3] Income Documentation - Income Docs Missing:: Borrower: XXXXXXXXXXXXXXX4506-TXXXX, 4506-TXXXX
[3] Income Documentation - Income documentation requirements not met.
[3] Document Error - YTD Date is dated more than 90 days before the application date.: Borrower: XXXXXXXXXXXXXXX// Employment Type: Employment / Income Type: Wages / Start Date: XX/XX/XXXX
[2] Asset Calculation / Analysis - Available for Closing is insufficient to cover Cash From Borrower.: Documented qualifying Assets for Closing of $XXXX is less than Cash From Borrower $XXXX.	The file is missing the source of funds for the earnest money deposit and the borrower is short verified assets to close. The file is missing the signed and dated 4506-T form and current income documents required by the AUS approval. The file is missing the source of funds for the earnest money deposit and the borrower is short verified assets to close.	1	3	[3] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Safe Harbor QM.
[3] Federal Compliance - TRID Final Closing Disclosure Amount Financed Test: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on XX/XX/XXXX disclosed an Amount Financed disclosed an inaccurate Amount Financed. The disclosed Amount Financed in the amount of $419,851.99 is over disclosed by $2,630.00 compared to the calculated Amount Financed of $417,221.99 and the disclosed Finance Charge is not accurate within applicable tolerances for Amount Financed to be considered accurate (fee amounts included in Amount Financed and Finance Charge calculations are based on Closing Disclosure dated XX/XX/XXXX). (FinXX/XX/XXXX019)
[3] Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on XX/XX/XXXX disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan.  The disclosed Finance Charge in the amount of $319,716.53 is under disclosed by $2,625.18 compared to the calculated Finance Charge of $322,341.71 which exceeds the $100.00 threshold (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated XX/XX/XXXX). (FinXX/XX/XXXX019)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Origination Fee. Fee Amount of $889.58 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (7325)	Federal Compliance - Check Loan Designation Match - QM: The file is missing income and asset documents required by the AUS approval, causing the loan to waterfall through the QM Testing.
Federal Compliance - TRID Final Closing Disclosure Amount Financed Test: Final Closing Disclosure reflects amount financed of $419,851.99 but calculated amount financed is $417,221.99.Variance = $2,630.00.
Federal Compliance - TRID Final Closing Disclosure Finance Charge: Final Closing Disclosure reflects Finance Charge of $319,716.53 but calculated Finance Charge of $322,341.71.Variance = $2,625.18.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: No valid COC provided, nor evidence of cure in file.	Federal Compliance - Check Loan Designation Match - QM: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

Federal Compliance - TRID Final Closing Disclosure Amount Financed Test: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TILA ATR/QM	C	C	C	C	C	B	C	B	C	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_12771	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	3	3	[3] AUS Discrepancy / Guidelines Discrepancy - AUS/Guideline Findings: All conditions were not met [3] Application / Processing - Missing Document: AUS not provided	AUS is missing in file.	1	3	[3] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Non QM.
[3] Federal Compliance - QM DTI: Qualified Mortgage (Dodd-Frank 2014): Total Debt to Income Ratio exceeds 43% and the images do not provide evidence loan is eligible for purchase, guarantee or insurance by the appropriate agency.
[3] Federal Compliance - QM Employment History: Qualified Mortgage (Dodd-Frank 2014): Employment history requirement not met. (XXXXXXXXXXXXXXXXX)
[3] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (FinXX/XX/XXXX019)
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.	Federal Compliance - Check Loan Designation Match - QM: The AUS approval is missing from the loan file, causing the loan to waterfall through the QM Testing.
Federal Compliance - QM DTI: The AUS approval is missing from the loan file, causing the loan to waterfall through the QM Testing.
Federal Compliance - QM Employment History: The AUS approval is missing from the loan file, causing the loan to waterfall through the QM Testing.
Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.	Federal Compliance - Check Loan Designation Match - QM: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

Federal Compliance - QM DTI: Although this issue is subject to a 3 year SOL for affirmative claims under TILA, AMC does not adjust grading taking into account TILA SOL for exceptions under ATR, given the potential for enhanced damages when asserting an ability to repay defense in response to an action to collect a debt by recoupment or set-off.

Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA ATR/QM	C	C	C	C	C	C	C	C	C	C	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_12777	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Safe Harbor QM	3	3	[3] Income Documentation - Income Docs Missing:: Borrower: XXXXXXXXXXXXXXX 4506-TXXXX, 4506-TXXXX [3] Income Documentation - Income documentation requirements not met.	File missing completed 4506-T.		1				3	[3] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Safe Harbor QM.	Federal Compliance - Check Loan Designation Match - QM: The file is missing the signed and dated 4506-T form required by the AUS approval, causing the loan to waterfall through the QM Testing, resulting in a Loan Designation discrepancy.		Federal Compliance - Check Loan Designation Match - QM: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.			TILA ATR/QM	C	C	C	C	C	B	C	B	C	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_12780	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Safe Harbor QM	3	3	[3] AUS Discrepancy / Guidelines Discrepancy - AUS/Guideline Findings: All conditions were not met [3] Application / Processing - Missing Document: AUS not provided	As per the 1008 loan is AUS - LP approved. File is missing AUS.	1	3	[3] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Safe Harbor QM.
[3] Federal Compliance - NMLS - Missing Evidence of Initial Loan Application Date: Truth in Lending Act (NMLSR Dodd- Frank 2014): Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.
[3] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (FinXX/XX/XXXX019)
[3] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $1,522.00 exceeds tolerance of $961.00 plus 10% or $1,057.10.  Insufficient or no cure was provided to the borrower. (0)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points.  Fee Amount of $855.39 exceeds tolerance of $0.00.  Insufficient or no cure was provided to the borrower. (7200)
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX019)
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.	Federal Compliance - Check Loan Designation Match - QM: The AUS approval is missing from the loan file, causing the loan to waterfall through the QM Testing.
Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Closing Disclosure not provided to Borrower(s) at least three business days prior to closing.
Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: 10% tolerance was exceeded by $561.00.  No valid COC provided, nor evidence of cure in file.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Loan Discount Points was not disclosed on Loan Estimate.  File does not contain a valid COC for this fee, nor evidence of cure.
Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Verification appraisal was delivered to borrower was not provided.	Federal Compliance - Check Loan Designation Match - QM: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

Federal Compliance - NMLS - Missing Evidence of Initial Loan Application Date: Assignee Liability:  Civil actions that may be brought against a creditor may be maintained against any assignee only if the violation is apparent on the face of the disclosure or other documents assigned, except where the assignment was voluntary.  This civil liability may include $4,000, in the case of an individual transaction, or the lesser of $500,000 or 1% of the creditor's net worth in the case of a class action (effectiveXX/XX/XXXXthis amount increases to the lesser of $1,000,000 or 1%), as well as actual damages, court costs, and attorneys' fees.  For an anti-steering violation, the creditor may also be liable in an amount equal to the sum of all finance charges and fees paid by the consumer, unless the creditor demonstrates the failure to comply is not material.  Notwithstanding any other provision of law, when a creditor, assignee, or other holder or anyone acting on behalf of the creditor, assignee, or holder, initiates a judicial or nonjudicial foreclosure of the residential mortgage loan, or any other action to collect the debt in connection with such loan, a consumer may assert a violation as a matter of defense by recoupment or set off without regard for the time limit on a private action for damages.

EffectiveXX/XX/XXXX in addition to the aforementioned, the individual Loan Originator could be liable for statutory damages. The maximum liability is the greater of actual damages or 3 times the loan originator's compensation or gain, plus the cost to the consumer of the action. The Dodd-Frank Act extended the statute of limitations on TILA violations to 3 years from the date of the violation.

Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA ATR/QM	C	C	C	C	C	B	C	B	C	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_12782	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	3	1	1	3	[3] Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment Fixed Rate Subsequent Payments: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on XX/XX/XXXX disclosed an Estimated Total Monthly Payment for payment stream 2 that does not match the actual total payment for the loan. (ProjSeq:2/2818695)
[3] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $2,113.00 exceeds tolerance of $1,658.00 plus 10% or $1,823.80.  Insufficient or no cure was provided to the borrower. (0)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax.  Fee Amount of $1,347.50 exceeds tolerance of $1,331.00.  Insufficient or no cure was provided to the borrower. (8304)
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX019)	Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment Fixed Rate Subsequent Payments: Final Closing Disclosure provided on XX/XX/XXXX disclosed an Estimated Total Monthly Payment for payment stream 2 that does not match the actual total payment for the loan.
Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TRID Ten Percent Tolerance Violation without sufficient cure provided.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TRID Zero Percent Tolerance Violation without sufficient cure provided.
Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment Fixed Rate Subsequent Payments: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	CMLTI 2025-RP3_12783	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	2	1				1				2	[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX019)	Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Evidence of receipt prior to 3 business days of closing is missing.					-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	CMLTI 2025-RP3_12785	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	CMLTI 2025-RP3_12788	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Temporary SHQM (GSE/Agency Eligible)	3	1				1				3	[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Abstract / Title Search. Fee Amount of $145.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (7598)	Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Abstract / Title Search Fee increased to $145.00 without a valid change of circumstance. Insufficient or no cure was provided to the borrower.		Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	CMLTI 2025-RP3_12797	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Safe Harbor QM	3	3	[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: XX/XX/XXXX
Disaster End Date: XX/XX/XXXX
Disaster Name: XXXXXXXXX, XXXXXXXXXXXX
Disaster Declaration Date: XX/XX/XXXX
[3] Income Documentation - Income Docs Missing:: Borrower: XXXXXXXXXXXXXXX4506-TXXXX, 4506-TXXXX, VVOE - Employment Only
[3] Income Documentation - Income documentation requirements not met.
[3] Insurance Analysis - Insufficient Coverage: Hazard insurance coverage amount is insufficient.
[3] Income Documentation - The verification of employment is not within 10 business days of the Note.: Borrower: XXXXXXXXXXXXXXX// Employment Type: Employment / Income Type: Wages / Start Date: XX/XX/XXXX
[2] Asset Calculation / Analysis - Available for Closing is insufficient to cover Cash From Borrower.: Documented qualifying Assets for Closing of $XXXX is less than Cash From Borrower $XXXX.	The loan is missing VVOE completed within 10 business days of the Note and 4506-T form, required by the AUS approval. Using the coverage listed on the insurance binder, the coverage shortage is $27,150. The loan file is missing asset documents to verify the fees paid outside of closing.	1	3	[3] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Safe Harbor QM.
[3] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.
[3] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (InitiXX/XX/XXXX019)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points.  Fee Amount of $8,927.10 exceeds tolerance of $8,793.00.  Insufficient or no cure was provided to the borrower. (7200)
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX019)
[2] Federal Compliance - QM Employment History - Current Employment Documentation lacks Date Info: Qualified Mortgage (Dodd-Frank 2014): Missing Employment Dates to verify two years current employment. (XXXXXXXXXXXXX15399952)	Federal Compliance - Check Loan Designation Match - QM: The file is missing income documents required by the AUS approval, causing the loan to waterfall through the QM Testing.
Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (InitiXX/XX/XXXX019)
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Loan Discount Points disclosed on initial Loan estimate as $8,793 but disclosed but final Closing Disclosure $8,927.10. File does not contain a valid COC for this fee, nor evidence of cure is provided in file.
Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.
Federal Compliance - QM Employment History - Current Employment Documentation lacks Date Info: The file is missing income documents required by the AUS approval, causing the loan to waterfall through the QM Testing.	Federal Compliance - Check Loan Designation Match - QM: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TILA ATR/QM	C	C	C	C	C	B	C	B	C	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_12799	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	CMLTI 2025-RP3_12804	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	3	2	[2] Asset Calculation / Analysis - Available for Closing is insufficient to cover Cash From Borrower.: Documented qualifying Assets for Closing of $XXXX is less than Cash From Borrower $XXXX.	The loan file is missing asset documents to verify the fees paid outside of closing.	1	3	[3] Federal Compliance - TRID Final Closing Disclosure Amount Financed Test: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on XX/XX/XXXX disclosed an Amount Financed disclosed an inaccurate Amount Financed. The disclosed Amount Financed in the amount of $119,322.39 is over disclosed by $200.00 compared to the calculated Amount Financed of $119,122.39 and the disclosed Finance Charge is not accurate within applicable tolerances for Amount Financed to be considered accurate (fee amounts included in Amount Financed and Finance Charge calculations are based on Closing Disclosure dated XX/XX/XXXX). (FinXX/XX/XXXX019)
[3] Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on XX/XX/XXXX disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan.  The disclosed Finance Charge in the amount of $94,234.27 is under disclosed by $200.00 compared to the calculated Finance Charge of $94,434.27 which exceeds the $100.00 threshold (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated XX/XX/XXXX). (FinXX/XX/XXXX019)
[3] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (InitiXX/XX/XXXX019)
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX019)	Federal Compliance - TRID Final Closing Disclosure Amount Financed Test: Final Closing Disclosure provided on XX/XX/XXXX disclosed an Amount Financed disclosed an inaccurate Amount Financed. The disclosed Amount Financed in the amount of $119,322.39 is over disclosed by $200.00 compared to the calculated Amount Financed of $119,122.39 and the disclosed Finance Charge is not accurate within applicable tolerances for Amount Financed to be considered accurate (fee amounts included in Amount Financed and Finance Charge calculations are
Federal Compliance - TRID Final Closing Disclosure Finance Charge: Final Closing Disclosure provided on XX/XX/XXXX disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan. The disclosed Finance Charge in the amount of $94,234.27 is under disclosed by $200.00 compared to the calculated Finance Charge of $94,434.27 which exceeds the $100.00 threshold (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated XX/XX/XXXX). (FinXX/XX/XXXX019)
Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.
Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Verification final Appraisal report was delivered to borrower at least 3 business days prior to closing was not provided.	Federal Compliance - TRID Final Closing Disclosure Amount Financed Test: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_12807	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Safe Harbor QM	3	3	[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX Disaster Name: XXXXXXXXX, XXXXXXXXXXXX Disaster Declaration Date: XX/XX/XXXX [3] Income Documentation - Income Docs Missing:: Borrower: XXXXXXXXXXXXXXX 4506-TXXXX, 4506-TXXXX [3] Income Documentation - Income documentation requirements not met.	File is missing completed and signed 4506-T.		1				3	[3] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Safe Harbor QM.	Federal Compliance - Check Loan Designation Match - QM: The file is missing the signed and dated 4506-T form required by the AUS approval, causing the loan to waterfall through the QM Testing, resulting in a Loan Designation discrepancy.		Federal Compliance - Check Loan Designation Match - QM: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.			TILA ATR/QM	C	C	C	C	C	B	C	B	C	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_12808	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	3	3	[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX Disaster Name: XXXXXXXXX, XXXXXXXXXXXX Disaster Declaration Date: XX/XX/XXXX	1	3	[3] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Non QM.
[3] Federal Compliance - Overtime Bonus 2Yr Calc: Qualified Mortgage (Dodd-Frank 2014): Use of Overtime/Bonus income for less than two (2) years not justified or documented in writing. (XXXXXXXXXXXXXXOvertime)
[3] Federal Compliance - QM DTI: Qualified Mortgage (Dodd-Frank 2014): Total Debt to Income Ratio exceeds 43% and the images do not provide evidence loan is eligible for purchase, guarantee or insurance by the appropriate agency.
[3] Federal Compliance - QM Points and Fees: Qualified Mortgage (Dodd Frank 2014): Points and Fees on subject loan of XXXX% is in excess of the allowable maximum of  3.00000% of the Federal Total Loan Amount. Points and Fees total $XXXX on a Federal Total Loan Amount of $XXXX vs. an allowable total of $XXXX (an overage of $XXXX or XXXX%).
[3] Federal Compliance - TRID Final Closing Disclosure Contact Information - Lender: TILA-RESPA Integrated Disclosure - Contact Information: Final Closing Disclosure provided on XX/XX/XXXX did not disclose the required  Lender Contact Information (Lender Name, Lender NMLS ID, Contact Name, Contact NMLS ID). (FinXX/XX/XXXX019)
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX019)
[2] Federal Compliance - QM Employment History - Current and/or Previous Employment Documentation lacks Date Info: Qualified Mortgage (Dodd-Frank 2014): Missing Employment Dates to verify two years employment history for current and/or prior employment. (XXXXXXXXXXXXXX15399957)	Federal Compliance - Check Loan Designation Match - QM: The points and fees are more than allowable maximum, causing the loan to waterfall through the QM Testing, resulting in a Loan Designation discrepancy.
Federal Compliance - Overtime Bonus 2Yr Calc: The points and fees are more than allowable maximum, causing the loan to waterfall through the QM Testing.
Federal Compliance - QM DTI: The points and fees are more than allowable maximum, causing the loan to waterfall through the QM Testing.
Federal Compliance - QM Points and Fees: Points and Fees on subject loan of XXXX% is in excess of the allowable maximum of  3.00000% of the Federal Total Loan Amount. Points and Fees total $XXXX on a Federal Total Loan Amount of $XXXX vs. an allowable total of $XXXX (an overage of $XXXX or XXXX%).
Federal Compliance - TRID Final Closing Disclosure Contact Information - Lender: Lender's contact information not provided on theXX/XX/XXXX final Closing Disclosure.
Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation
Federal Compliance - QM Employment History - Current and/or Previous Employment Documentation lacks Date Info: The points and fees are more than allowable maximum, causing the loan to waterfall through the QM Testing.	Federal Compliance - Check Loan Designation Match - QM: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

Federal Compliance - QM DTI: Although this issue is subject to a 3 year SOL for affirmative claims under TILA, AMC does not adjust grading taking into account TILA SOL for exceptions under ATR, given the potential for enhanced damages when asserting an ability to repay defense in response to an action to collect a debt by recoupment or set-off.

																								Federal Compliance - TRID Final Closing Disclosure Contact Information - Lender: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TILA ATR/QM	C	C	C	C	C	C	C	C	C	C	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_12809	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Investment	Refinance Rate/Term	N/A	3	3	[3] Mortgage / Program Eligibility - AUS Findings: Investor qualifying total debt ratio discrepancy.: Calculated investor qualifying total debt ratio of XX.XX% exceeds AUS total debt ratio of 47.50000%.
[3] Missing Document - E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement
[3] Income Documentation - Income Docs Missing:: Borrower: XXXXXXXXXXXXXXXXX 4506-TXXXX
													[3] Insufficient Coverage - The Hazard Insurance Policy effective date is after the funds disbursed.: Hazard Insurance Policy Effective Date XX/XX/XXXX; Disbursement Date: XX/XX/XXXX; Note Date: XX/XX/XXXX; Transaction Date: XX/XX/XXXX	Calculated investor qualifying total debt ratio of XX.XX% exceeds AUS total debt ratio of 47.50000%.		1				2	[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX019) [2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Client:396XX/XX/XXXX019)	Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.					-	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_12816	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	2	1				1				2	[2] Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:PrimaXX/XX/XXXX019)	Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing.		Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): There is generally no Assignee Liability.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	CMLTI 2025-RP3_12830	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Safe Harbor QM	3	3	[3] AUS Discrepancy / Guidelines Discrepancy - AUS/Guideline Findings: All conditions were not met [3] Income Documentation - Income Docs Missing:: Borrower: XXXXXXXXXXXXXXXXX 4506-TXXXX, 4506-TXXXX [3] Income Documentation - Income documentation requirements not met. [3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	Missing the mortgage insurance certificate. Missing the completed and signed Form 4506-T required by the AUS approval.	1	3	[3] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Safe Harbor QM.
[3] Federal Compliance - TRID Final Closing Disclosure Mortgage Insurance Payment: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on XX/XX/XXXX disclosed a mortgage insurance payment for payment stream 1 that does not match the actual payment for the loan. (ProjSeq:1/2818664)
[3] Federal Compliance - TRID Final Closing Disclosure Projected P&I Min Payment Fixed Rate Subsequent Payments: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on XX/XX/XXXX disclosed a periodic principal and interest payment for payment stream 2 that does not match the actual payment for the loan. (ProjSeq:2/2818665)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax.  Fee Amount of $1,210.00 exceeds tolerance of $1,194.00.  Insufficient or no cure was provided to the borrower. (8304)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Origination Fee.  Fee Amount of $4,400.00 exceeds tolerance of $4,340.00.  Insufficient or no cure was provided to the borrower. (7325)
[2] Federal Compliance - QM Employment History - Current and/or Previous Employment Documentation lacks Date Info: Qualified Mortgage (Dodd-Frank 2014): Missing Employment Dates to verify two years employment history for current and/or prior employment. (XXXXXXXXXXXXX/XXXX)	Federal Compliance - Check Loan Designation Match - QM: The file is missing mortgage insurance certificate and income documents required by the AUS approval, causing the loan to waterfall through the QM Testing, resulting in a Loan Designation discrepancy.
Federal Compliance - TRID Final Closing Disclosure Mortgage Insurance Payment: Missing the mortgage insurance certificate.
Federal Compliance - TRID Final Closing Disclosure Projected P&I Min Payment Fixed Rate Subsequent Payments: Missing the mortgage insurance certificate.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Transfer Tax was last disclosed as $1,194.00 on LE but disclosed as $1,210.00 on Final Closing Disclosure. File does not contain a valid COC for this fee, nor evidence of cure in file.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Loan Origination Fee was last disclosed as $4,340 on LE but disclosed as $4,400 on Final Closing Disclosure. File does not contain a valid COC for this fee, nor evidence of cure in file.
Federal Compliance - QM Employment History - Current and/or Previous Employment Documentation lacks Date Info: The file is missing mortgage insurance certificate and income documents required by the AUS approval, causing the loan to waterfall through the QM Testing.	Federal Compliance - Check Loan Designation Match - QM: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

Federal Compliance - TRID Final Closing Disclosure Mortgage Insurance Payment: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Projected P&I Min Payment Fixed Rate Subsequent Payments: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TILA ATR/QM	C	C	C	C	C	B	C	B	C	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_12834	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Missing Document - E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement [2] Asset Calculation / Analysis - Available for Closing is insufficient to cover Cash From Borrower.: Documented qualifying Assets for Closing of $0.00 is less than Cash From Borrower $282.47.	The loan file is missing asset documents to verify the fees paid outside of closing.		1				2	[2] Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:PrimaXX/XX/XXXX019)	Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): The file is missing documentation verifying the borrowers received a copy of the appraisal within 3 business days of closing.		Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): There is generally no Assignee Liability.			-	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_12836	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Insurance Analysis - Insufficient Coverage: Hazard insurance coverage amount is insufficient.	Using the coverage listed on the insurance binder, the coverage shortage is $223,160.		1				1	[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of $308.00 exceeds tolerance of $305.00. Sufficient or excess cure was provided to the borrower at Closing. (8304)		REVIEWER - CURED COMMENT (2025-06-16): Sufficient Cure Provided At Closing				-	C	C	C	C	C	A	A	A	A	A	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_12838	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX Disaster Name: XXXXXXXXXXXXX Disaster Declaration Date: XX/XX/XXXX			1				1							-	C	C	C	C	C	A	A	A	A	A	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_12839	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Temporary SHQM (GSE/Agency Eligible)	3	1	1	3	[3] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (InitiXX/XX/XXXX019)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - After Hours Closing Fee.  Fee Amount of $75.00 exceeds tolerance of $0.00.  Insufficient or no cure was provided to the borrower. (77164)
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX019)
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.	Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Initial Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Title-After Hours Closing Fee was last disclosed as $0.00 on the Loan Estimate but disclosed as $75.00 on Final Closing Disclosure. File does not contain a Valid change of circumstance for this fee, nor evidence of cure in file
Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Appraisal report dated XX/XX/XXXX missing evidence of receipt	Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	CMLTI 2025-RP3_12840	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	3	1	1	3	[3] Federal Compliance - TRID Closing Disclosure Issue Date Not Provided: TILA-RESPA Integrated Disclosure: Closing Disclosure estimated to be provided on XX/XX/XXXX did not disclose the actual Date Issued. Unable to conclusively determine Final Closing disclosure to use to test for compliance with applicable TRID timing requirements, TRID fee tolerance testing or accuracy of disclosures at or before consummation due to missing Issue Date. Tested using an estimated Date Issued based on best information available. (InitiXX/XX/XXXX019)
[3] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (InitiXX/XX/XXXX019)	Federal Compliance - TRID Closing Disclosure Issue Date Not Provided: Closing Disclosure estimated to be provided on XX/XX/XXXX did not disclose the actual Date Issued.
Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.	Federal Compliance - TRID Closing Disclosure Issue Date Not Provided: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	CMLTI 2025-RP3_12849	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Safe Harbor QM	3	3	[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX Disaster Name: XXXXXXXXXXXXXXX Disaster Declaration Date: XX/XX/XXXX [3] Income Documentation - Income Docs Missing:: Borrower: XXXXXXXXXXXXXXXXX Borrower: XXXXXXXXXXXXXXXXX 4506-TXXXX 4506-TXXXX [3] Income Documentation - Income documentation requirements not met. [3] Insurance Analysis - Insufficient Coverage: Hazard insurance coverage amount is insufficient.	Missing completed and signed Form 4506-T as required by the AUS approval. Using the coverage listed on the insurance binder, the coverage shortage is $13,560.00.	1	3	[3] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Safe Harbor QM.
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX019)	Federal Compliance - Check Loan Designation Match - QM: The file is missing income documents required by the AUS approval, causing the loan to waterfall through the QM Testing, resulting in a Loan Designation discrepancy.
																						Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Missing evidence the borrower received a copy of the appraisal at least three business days prior to closing.		Federal Compliance - Check Loan Designation Match - QM: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.			TILA ATR/QM	C	C	C	C	C	B	C	B	C	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_12850	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Safe Harbor QM	3	3	[3] Income Documentation - Income Docs Missing:: Borrower: XXXXXXXXXXXXXXXXX 4506-TXXXX, 4506-TXXXX [3] Income Documentation - Income documentation requirements not met.	The file is missing signed and dated Form 4506-T, required by the AUS approval.	1	3	[3] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Safe Harbor QM.
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Attorney Review Fee. Fee Amount of $1,085.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (7741)	Federal Compliance - Check Loan Designation Match - QM: The file is missing income documents required by the AUS approval, causing the loan to waterfall through the QM Testing, resulting in a Loan Designation discrepancy.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Zero Percent Fee Tolerance exceeded for Attorney Review Fee. Fee Amount of $1,085.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower.	Federal Compliance - Check Loan Designation Match - QM: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

																								Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TILA ATR/QM	C	C	C	C	C	B	C	B	C	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_12854	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	3	1	1	3	[3] Federal Compliance - TRID Lender Credit Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure:Zero Percent Fee Tolerance exceeded for Lender Credits. Final Lender Credit of $-3,324.88 exceeds tolerance of $-3,376.00. Insufficient or no cure was provided to the borrower. (9300)
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX019)	Federal Compliance - TRID Lender Credit Tolerance Violation Without Sufficient Cure Provided: Lender Credit of -$3,376.00 was disclosed on Loan Estimate dated XX/XX/XXXX, however decreased to -$3,324.88 on the Final Closing Disclosure without a valid change of circumstance.
																						Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX019)		Federal Compliance - TRID Lender Credit Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	CMLTI 2025-RP3_12869	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Application / Processing - FEMA Disaster Issue: Property is located in a FEMA Disaster area and has not been inspected.: Disaster Name: XXXXX Disaster Declaration Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX	1	3	[3] Federal Compliance - Federal Loan Originator Compensation - Individual LO Not NMLS Licensed at Time of Application: Truth in Lending Act (NMLSR Dodd- Frank 2014): Individual Loan Originator not NMLS licensed or registered at time of application.
[3] Federal Compliance - TRID Final Closing Disclosure Contact Information - Lender: TILA-RESPA Integrated Disclosure - Contact Information: Final Closing Disclosure provided on XX/XX/XXXX did not disclose the required  Lender Contact Information (Lender Name, Lender NMLS ID, Contact Name, Contact NMLS ID). (FinXX/XX/XXXX019)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Subordination Fee.  Fee Amount of $150.00 exceeds tolerance of $0.00.  Insufficient or no cure was provided to the borrower. (7559)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Property Inspection Fee. Fee Amount of $145.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (75158)	Federal Compliance - TRID Final Closing Disclosure Contact Information - Lender: Lender information is missing.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Valid change of circumstance or sufficient cure is missing.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Valid change of circumstance or sufficient cure is missing.	Federal Compliance - Federal Loan Originator Compensation - Individual LO Not NMLS Licensed at Time of Application: "Assignee Liability: Civil actions that may be brought against a creditor may be maintained against any assignee only if the violation is apparent on the face of the disclosure or other documents assigned, except where the assignment was involuntary. This civil liability may include $4,000, in the case of an individual transaction, or the lesser of $500,000 or 1% of the creditor's net worth in the case of a class action (effectiveXX/XX/XXXXthis amount increases to the lesser of $1,000,000 or 1%), as well as actual damages, court costs, and attorneys' fees. For an anti-steering violation, the creditor may also be liable in an amount equal to the sum of all finance charges and fees paid by the consumer, unless the creditor demonstrates the failure to comply is not material. Notwithstanding any other provision of law, when a creditor, assignee, or other holder or anyone acting on behalf of the creditor, assignee, or holder, initiates a judicial or nonjudicial foreclosure of the residential mortgage loan, or any other action to collect the debt in connection with such loan, a consumer may assert a violation as a matter of defense by recoupment or set off without regard for the time limit on a private action for damages.
EffectiveXX/XX/XXXX in addition to the aforementioned, the individual Loan Originator could be liable for statutory damages. The maximum liability is the greater of actual damages or 3 times the loan originator's compensation or gain, plus the cost to the consumer of the action. The Dodd-Frank Act extended the statute of limitations on TILA violations to 3 years from the date of the violation."

Federal Compliance - TRID Final Closing Disclosure Contact Information - Lender: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_12875	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	3	1	1	3	[3] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (FinXX/XX/XXXX019)
[3] Federal Compliance - TRID Lender Credit Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure:Zero Percent Fee Tolerance exceeded for Lender Credits.  Final Lender Credit of $-5,923.10 exceeds tolerance of $-6,059.00. Insufficient or no cure was provided to the borrower. (9300)
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX019)	Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.
Federal Compliance - TRID Lender Credit Tolerance Violation Without Sufficient Cure Provided: Final Lender Credit of $-5,923.10 exceeds tolerance of $-6,059.00. Valid change of Circumstance was provided to the borrower on D0773.
Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Verification appraisal was delivered to borrower was not provided.	Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Lender Credit Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	CMLTI 2025-RP3_12877	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX Disaster Name: XXXXXXXXX, XXXXXXXXXXXX Disaster Declaration Date: XX/XX/XXXX	1	3	[3] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (InitiXX/XX/XXXX019)
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX019)	Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Missing evidence of appraisal receipt three (3) business days prior to closing.
																						Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Missing evidence of appraisal receipt three (3) business days prior to closing.		Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_12878	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Missing Document - E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement			1				3	[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Mortgage Broker Fee. Fee Amount of $8,621.25 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (73109)	Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Zero Percent Fee Tolerance exceeded for Mortgage Broker Fee. Fee Amount of $8,621.25 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower.		Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_12887	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	3	1	1	3	[3] Federal Compliance - TILA NMLSR - Originator Company License Status Not Approved: Truth in Lending Act (NMLSR Dodd- Frank 2014): Loan Originator Organization not in approved license status to conduct loan origination activities.
[3] Federal Compliance - TRID Final Closing Disclosure Escrowed Property Costs Year 1 Overdisclosed - October 2018: TILA-RESPA Integrated Disclosure - Loan Disclosures: Escrowed Property Costs over Year 1 of  on Final Closing Disclosure provided on XX/XX/XXXX are overdisclosed. (FinXX/XX/XXXX019)
[3] Federal Compliance - TRID Final Closing Disclosure Escrowed Property Costs Year 1 Underdisclosed - October 2018: TILA-RESPA Integrated Disclosure - Loan Disclosures: Escrowed Property Costs over Year 1 of  on Final Closing Disclosure provided on XX/XX/XXXX are underdisclosed. (FinXX/XX/XXXX019)
[3] Federal Compliance - TRID Final Closing Disclosure Will Have Escrow Account: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on XX/XX/XXXX incorrectly disclosed whether the loan will have an escrow account. (FinXX/XX/XXXX019)
[3] Federal Compliance - TRID Final Closing Disclosure Will Not Have Escrow Account: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on XX/XX/XXXX incorrectly disclosed whether the loan will have an escrow account. (FinXX/XX/XXXX019)
[3] Federal Compliance - TRID Lender Credit Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure:Zero Percent Fee Tolerance exceeded for Lender Credits.  Final Lender Credit of $-116.00 exceeds tolerance of $-1,271.00. Insufficient or no cure was provided to the borrower. (9300)
[3] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $6,092.00 exceeds tolerance of $3,392.00 plus 10% or $3,731.20. Insufficient or no cure was provided to the borrower. (0)	Federal Compliance - TRID Final Closing Disclosure Escrowed Property Costs Year 1 Underdisclosed - October 2018: Lender did not include an amount under Escrowed Property Costs over Year 1.
Federal Compliance - TRID Final Closing Disclosure Will Have Escrow Account: Final CD does not provide an escrow payment because of no escrow payment included in monthly payment.
Federal Compliance - TRID Final Closing Disclosure Will Not Have Escrow Account: Final CD does not provide an escrow payment because of no escrow payment included in monthly payment.
Federal Compliance - TRID Lender Credit Tolerance Violation Without Sufficient Cure Provided: Ten percent fees increased without a valid change in circumstance. Cure was not provided at closing.
Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: Ten percent fees increased without a valid change in circumstance. Cure was not provided at closing	Federal Compliance - TRID Final Closing Disclosure Escrowed Property Costs Year 1 Overdisclosed - October 2018: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Escrowed Property Costs Year 1 Underdisclosed - October 2018: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Will Have Escrow Account: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Will Not Have Escrow Account: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Lender Credit Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	CMLTI 2025-RP3_12888	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	2	2	[2] Asset Calculation / Analysis - Available for Closing is insufficient to cover Cash From Borrower.: Documented qualifying Assets for Closing of $XXXX is less than Cash From Borrower $XXXX.	The loan file is missing asset documents to verify the fees paid outside of closing.		1				2	[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX019)	Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Verification of the borrower's receipt of the appraisal was missing from the file.					-	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_12889	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: XX/XX/XXXX
Disaster End Date: XX/XX/XXXX
Disaster Name: XXXXXXXXXXXXX
Disaster Declaration Date: XX/XX/XXXX
[2] Asset Calculation / Analysis - Available for Closing is insufficient to cover Cash From Borrower.: Documented qualifying Assets for Closing of  $XXXX is less than Cash From Borrower $XXXX.
[2] Insurance Analysis - Hazard Insurance Policy expires within 90 days of the Note Date.: Hazard Insurance Policy Expiration Date XX/XX/XXXX, Note Date XX/XX/XXXX	The loan file is missing asset documents to verify the fees paid outside of closing.	1	3	[3] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.
[3] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $2,627.35 exceeds tolerance of $2,260.70. Insufficient or no cure was provided to the borrower. (7200)	Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: 0% tolerance was exceeded by 366.25 due to Increase of Loan Discount Points. Fee. No valid COC provided, nor evidence of cure in file.	Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: TILA ROR - 3yrs for rescindable transactions.

																								Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_12891	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Investment	Refinance Rate/Term	N/A	3	3	[3] Mortgage / Program Eligibility - AUS Findings: Investor qualifying total debt ratio discrepancy.: Calculated investor qualifying total debt ratio of XX.XX% exceeds AUS total debt ratio of 32.62800%.
[3] AUS Discrepancy / Guidelines Discrepancy - AUS/Guideline Findings: All conditions were not met
[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: XX/XX/XXXX
Disaster End Date: XX/XX/XXXX
Disaster Name: XXXXXXXXX, XXXXXXXXXXXX
Disaster Declaration Date: XX/XX/XXXX
[3] Application / Processing - Missing Document: AUS not provided
[3] Income Documentation - REO Documents are missing.: Address: XXXXXXXXXXXXXXXXX Address: XXXXXXXXXXXXXXXXX, Address: XXXXXXXXXXXXXXXXX, Address: XXXXXXXXXXXXXXXXX, Address: XXXXXXXXXXXXXXXXX, Address: XXXXXXXXXXXXXXXXX Address: XXXXXXXXXXXXXXXXX, Address:XXXXXXXXXXXXXXXXX Lease Agreement, Statement
Lease Agreement, Statement
Statement
Lease Agreement, Statement
Lease Agreement, Statement
Lease Agreement, Statement
Insurance Verification, Lease Agreement, Statement, Tax Verification
													Lease Agreement, Statement	The DTI ratio exceeds the maximum allowed by the AUS approval due to debts excluded without supporting documentation. File is missing AUS.		1				2	[2] Application / Processing - Missing Document: Missing Lender's Initial 1003						-	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_12892	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Investment	Refinance Rate/Term	N/A	3	3	[3] AUS Discrepancy / Guidelines Discrepancy - AUS/Guideline Findings: All conditions were not met
[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: XX/XX/XXXX
Disaster End Date: XX/XX/XXXX
Disaster Name: XXXXXXXXX, XXXXXXXXXXXX
Disaster Declaration Date: XX/XX/XXXX
[3] Application / Processing - Missing Document: AUS not provided
[3] Income Documentation - REO Documents are missing.: Address: XXXXXXXXXXXXXXXXInsurance Verification, Schedule E Only
[3] Income Documentation - REO Documents are missing.: Address: XXXXXXXXXXXXXXXXX Insurance Verification, Schedule E Only, Statement, Tax Verification
[3] Income Documentation - REO Documents are missing.: Address: XXXXXXXXXXXXXXXXX Insurance Verification, Schedule E Only, Statement, Tax Verification
[3] Income Documentation - REO Documents are missing.: Address: XXXXXXXXXXXXXXXX Insurance Verification, Schedule E Only, Statement, Tax Verification
[3] Income Documentation - REO Documents are missing.: Address:XXXXXXXXXXXXXXXXX Insurance Verification, Schedule E Only, Statement, Tax Verification
[3] Income Documentation - REO Documents are missing.: Address: XXXXXXXXXXXXXXXX Insurance Verification, Statement, Tax Verification
													[3] Income Documentation - REO Documents are missing.: Address: XXXXXXXXXXXXXXXXX Insurance Verification, Schedule E Only, Statement, Tax Verification	The AUS approval is missing from the loan file.		1				2	[2] Application / Processing - Missing Document: Missing Lender's Initial 1003						-	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_12894	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	3	1	1	3	[3] Federal Compliance - TRID Initial Loan Estimate Timing Electronically Provided: TILA-RESPA Integrated Disclosure: Loan Estimate not delivered to Borrower(s) within three (3) business days of application. Initial Loan Estimate dated XX/XX/XXXX was electronically provided without or prior to borrower's consent to receive electronic disclosures. Failure to comply with the provisions of the E-Sign Act and failure to provide good faith estimate of fees timely may result in additional fee tolerance violations. (InitiXX/XX/XXXX019)
[2] Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:PrimaXX/XX/XXXX019)
[2] State Compliance - Maryland Counseling Agencies Disclosure Not in File: Maryland HB1399 - No evidence of required counseling disclosure language per Maryland HB 1399.	Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): Verification of the borrower's receipt of the appraisal was missing from the file.	Federal Compliance - TRID Initial Loan Estimate Timing Electronically Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): There is generally no Assignee Liability.

																								State Compliance - Maryland Counseling Agencies Disclosure Not in File: HB 1399 does not contain express provisions for assignee liability.			TRID SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	CMLTI 2025-RP3_12895	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX Disaster Name: XXXXXXXXXX Disaster Declaration Date: XX/XX/XXXX			1				2	[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX019)	Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.					-	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_12896	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX Disaster Name: XXXXXXXXXXXXXX Disaster Declaration Date: XX/XX/XXXX			1				2	[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX019)	Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Valuation is not provided to applicant three (3) business days prior to consummation					-	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_12897	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Temporary SHQM (GSE/Agency Eligible)	3	2	[2] General - Evidence of Taxpayer Consent is Missing, and Taxpayer documentation is present.	1	3	[3] Federal Compliance - NMLS - Missing Evidence of Initial Loan Application Date: Truth in Lending Act (NMLSR Dodd- Frank 2014): Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.
[3] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).
[3] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (FinXX/XX/XXXX019)
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX019)
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.	Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Only Final CD issued to borrower
Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: No evidence in file of when the borrower received a copy of the appraisal.	Federal Compliance - NMLS - Missing Evidence of Initial Loan Application Date: Assignee Liability: Civil actions that may be brought against a creditor may be maintained against any assignee only if the violation is apparent on the face of the disclosure or other documents assigned, except where the assignment was voluntary. This civil liability may include $4,000, in the case of an individual transaction, or the lesser of $500,000 or 1% of the creditor's net worth in the case of a class action (effectiveXX/XX/XXXXthis amount increases to the lesser of $1,000,000 or 1%), as well as actual damages, court costs, and attorneys' fees. For an anti-steering violation, the creditor may also be liable in an amount equal to the sum of all finance charges and fees paid by the consumer, unless the creditor demonstrates the failure to comply is not material. Notwithstanding any other provision of law, when a creditor, assignee, or other holder or anyone acting on behalf of the creditor, assignee, or holder, initiates a judicial or nonjudicial foreclosure of the residential mortgage loan, or any other action to collect the debt in connection with such loan, a consumer may assert a violation as a matter of defense by recoupment or set off without regard for the time limit on a private action for damages.

EffectiveXX/XX/XXXX in addition to the aforementioned, the individual Loan Originator could be liable for statutory damages. The maximum liability is the greater of actual damages or 3 times the loan originator's compensation or gain, plus the cost to the consumer of the action. The Dodd-Frank Act extended the statute of limitations on TILA violations to 3 years from the date of the violation.

Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	CMLTI 2025-RP3_12900	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	CMLTI 2025-RP3_12902	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Non QM	3	3	[3] Income Documentation - REO Documents are missing.: Address: XXXXXXXXXXXXXXXX Insurance Verification	1	3	[3] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Non QM.
[3] Federal Compliance - QM DTI: Qualified Mortgage (Dodd-Frank 2014): Total Debt to Income Ratio exceeds 43% and the images do not provide evidence loan is eligible for purchase, guarantee or insurance by the appropriate agency.
[3] Federal Compliance - QM Points and Fees: Qualified Mortgage (Dodd Frank 2014): Points and Fees on subject loan of XXXX% is in excess of the allowable maximum of  3.00000% of the Federal Total Loan Amount. Points and Fees total $XXXX on a Federal Total Loan Amount of $XXXX vs. an allowable total of $XXXX (an overage of $XXXX or XXXX%).
[3] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (InitiXX/XX/XXXX020)
[3] Federal Compliance - TRID Revised Loan Estimate Timing Before Closing: TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on XX/XX/XXXX not received by borrower at least four (4) business days prior to closing. (InterXX/XX/XXXX020)	Federal Compliance - Check Loan Designation Match - QM: The points and fees are more than allowable maximum, causing the loan to waterfall through the QM Testing, resulting in a Loan Designation discrepancy.
Federal Compliance - QM DTI: The points and fees are more than allowable maximum, causing the loan to waterfall through the QM Testing.
Federal Compliance - QM Points and Fees: Points and Fees on subject loan of XXXX% is in excess of the allowable maximum of 3.00000% of the Federal Total Loan Amount. Points and Fees total $XXXX on a Federal Total Loan Amount of $XXXX vs. an allowable total of $XXXX.
Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Closing Disclosure not provided to borrower within three business days prior to closing.
Federal Compliance - TRID Revised Loan Estimate Timing Before Closing: Loan estimate provided on XX/XX/XXXX not received by borrower within four business days prior to closing.	Federal Compliance - Check Loan Designation Match - QM: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

Federal Compliance - QM DTI: Although this issue is subject to a 3 year SOL for affirmative claims under TILA, AMC does not adjust grading taking into account TILA SOL for exceptions under ATR, given the potential for enhanced damages when asserting an ability to repay defense in response to an action to collect a debt by recoupment or set-off.

Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Revised Loan Estimate Timing Before Closing: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TILA ATR/QM	C	C	C	C	C	C	C	C	C	C	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_12904	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Investment	Purchase	N/A	3	3	[3] Mortgage / Program Eligibility - AUS Findings: Investor qualifying total debt ratio discrepancy.: Calculated investor qualifying total debt ratio of XXXX exceeds AUS total debt ratio of 41.31000%. [3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX Disaster Name: XXXXXXXXX, XXXXXXXXXXXX Disaster Declaration Date: XX/XX/XXXX	The DTI ratio exceeds the maximum allowed by the AUS approval due to debts excluded without supporting documentation.		1				2	[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX020)	Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Appraisal delivery receipt is not provied to the borrower.					-	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_12905	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX Disaster Name: XXXXXXXXX, XXXXXXXXXXXX Disaster Declaration Date: XX/XX/XXXX [2] Asset Calculation / Analysis - Available for Closing is insufficient to cover Cash From Borrower.: Documented qualifying Assets for Closing of $XXXX is less than Cash From Borrower $XXXX.	The loan file is missing asset documents to verify the fees paid outside of closing.	1	3	[3] Federal Compliance - TRID Final Closing Disclosure Total Of Payments: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on XX/XX/XXXX disclosed an inaccurate Total of Payments on page 5 that does not match the actual total of payments for the loan (fee amounts included in TOP calculation are based on Closing Disclosure dated XX/XX/XXXX). The disclosed Total of Payments in the amount of $1,025,491.20 is under disclosed by $175.23 compared to the calculated total of payments of $1,025,666.43 which exceeds the $100.00 threshold. (FinXX/XX/XXXX020)
																					[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure - 1026.19(f)(2) Cure: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Copy/Rush Fee. Fee Amount of $300.00 exceeds tolerance of $0.00. Sufficient or excess cure was provided to the borrower. (7594)	Federal Compliance - TRID Final Closing Disclosure Total Of Payments: Disclosed Total of Payments is $1,025,491.20. Due Diligence Total of Payments is $1,025,666.43. There is a variance of $175.23.	REVIEWER - CURED COMMENT (2025-06-23): Sufficient Cure Provided within 60 Days of Closing	Federal Compliance - TRID Final Closing Disclosure Total Of Payments: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_12906	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Non QM	3	3	[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX Disaster Name: XXXXXXXXXXX Disaster Declaration Date: XX/XX/XXXX [2] Asset Calculation / Analysis - Available for Closing is insufficient to cover Cash From Borrower.: Documented qualifying Assets for Closing of $XXXX is less than Cash From Borrower $XXXX.	The loan file is missing asset documents to verify the fees paid outside of closing.	1	3	[3] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Non QM.
[3] Federal Compliance - QM Employment History: Qualified Mortgage (Dodd-Frank 2014): Employment history requirement not met. (XXXX/XXXX/15400031)
[3] Federal Compliance - QM Points and Fees: Qualified Mortgage (Dodd Frank 2014): Points and Fees on subject loan of XXXX% is in excess of the allowable maximum of  3.00000% of the Federal Total Loan Amount. Points and Fees total $XXXX on a Federal Total Loan Amount of $XXXX vs. an allowable total of $XXXX (an overage of $XXXX or XXXX%).
[3] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (InitiXX/XX/XXXX020)
[3] Federal Compliance - TRID Interim Closing Disclosure Timing Test: TILA-RESPA Integrated Disclosure – Corrected Closing Disclosure provided on or after XX/XX/XXXX contains a change in APR and a complete Closing Disclosure was not received by borrower at least three (3) business days prior to consummation
[3] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $1,502.00 exceeds tolerance of $243.00 plus 10% or $267.30.  Insufficient or no cure was provided to the borrower. (0)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points.  Fee Amount of $1,642.20 exceeds tolerance of $0.00.  Insufficient or no cure was provided to the borrower. (7200)
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX020)
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.	Federal Compliance - Check Loan Designation Match - QM: The points and fees are more than allowable maximum, causing the loan to waterfall through the QM Testing.
Federal Compliance - QM Employment History: The points and fees are more than allowable maximum, causing the loan to waterfall through the QM Testing.
Federal Compliance - QM Points and Fees: Points and Fees on subject loan of XXXX% is in excess of the allowable maximum of 3.00000% of the Federal Total Loan Amount. Points and Fees total $XXXX on a Federal Total Loan Amount of $XXXX vs. an allowable total of $XXXX
Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing
Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: Ten Percent Fee Tolerance exceeded. Total amount of $1,502.00 exceeds tolerance of $243.00 plus 10% or $267.30. Insufficient or no cure was provided to the borrower.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $1,642.20 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower.
Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	Federal Compliance - Check Loan Designation Match - QM: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Interim Closing Disclosure Timing Test: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA ATR/QM	C	C	C	C	C	C	C	C	C	C	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_12908	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX Disaster Name: XXXXX XXXXXXXXX Disaster Declaration Date: XX/XX/XXXX	1	3	[3] Federal Compliance - TRID Additional 3-Day Waiting Period Timing Test – Regular Transaction: TILA-RESPA Integrated Disclosure – Most recent Closing Disclosure received at least 3 days prior to closing dated XX/XX/XXXX disclosed an inaccurate APR of XXXX% compared to the actual APR at consummation of XXXX% and a revised CD disclosing an accurate APR was not received by borrower at least three (3) business days prior to consummation.
[3] Federal Compliance - TRID Interim Closing Disclosure Timing Test: TILA-RESPA Integrated Disclosure – Corrected Closing Disclosure provided on or after XX/XX/XXXX contains a change in APR and a complete Closing Disclosure was not received by borrower at least three (3) business days prior to consummation
[3] Federal Compliance - TRID Revised Loan Estimate Timing Before Closing: TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on XX/XX/XXXX not received by borrower at least four (4) business days prior to closing. (InterXX/XX/XXXX020)
[3] Federal Compliance - TRID Revised Loan Estimate Timing Before Closing: TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on XX/XX/XXXX not received by borrower at least four (4) business days prior to closing. (InterXX/XX/XXXX020)	Federal Compliance - TRID Additional 3-Day Waiting Period Timing Test – Regular Transaction: 1026.19(f)(1)(i) and (ii) require that the consumer receives accurate disclosures with the actual terms of the transaction at least three (3) specific/precise business days prior to consummation. If the APR disclosed on the initial CD becomes inaccurate as defined under 1026.22, revised disclosures with an accurate APR must be disclosed and a new 3-day waiting period prior to consummation provided. The APR on the most recent CD received 3 days prior to consummation (XXXX%) changed more than the 0.125%(regular transaction) threshold compared to the actual/calculated APR at consummation (XXXX%) and a revised disclosure with accurate APR was not received by the consumer at least 3 business days prior to consummation.
Federal Compliance - TRID Revised Loan Estimate Timing Before Closing: Missing evidence of receipt of Loan Estimate datedXX/XX/XXXXour (4) business days prior to closing.
Federal Compliance - TRID Revised Loan Estimate Timing Before Closing: Missing evidence of receipt of Loan Estimate datedXX/XX/XXXXour (4) business days prior to closing.	Federal Compliance - TRID Additional 3-Day Waiting Period Timing Test – Regular Transaction: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Interim Closing Disclosure Timing Test: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Revised Loan Estimate Timing Before Closing: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Revised Loan Estimate Timing Before Closing: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_12909	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Investment	Refinance Cash-out - Other	N/A	3	3	[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX Disaster Name: XXXXXXXXXXXXXX Disaster Declaration Date: XX/XX/XXXX [3] Insurance Analysis - Insufficient Coverage: Hazard insurance coverage amount is insufficient.	Using the coverage listed on the insurance binder, the coverage shortage is $53,672.00.		3	[3] Appraisal Data Integrity - Appraiser's license or certification was not active at the time of the appraisal.: Valuation Type: Appraisal / Valuation Report Date: XX/XX/XXXX			2	[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX019)	Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Appraisal Acknowledgement does not indicate that the borrower received a copy of the appraisal.					-	C	C	C	C	C	B	B	B	B	B	C	C	C	C	C	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_12910	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	2	1				1				2	[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX020)	Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Copy of Appraisal not provided to borrower 3 business bays prior to Consummation.					-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	CMLTI 2025-RP3_12911	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	3	1	1	3	[3] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (InitiXX/XX/XXXX020)
[3] Federal Compliance - TRID Initial Loan Estimate Timing Electronically Provided: TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application. (InitiXX/XX/XXXX019)
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX020)
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule (Dodd-Frank 2014): List of Homeownership Counseling Organizations not provided to applicant within three (3) business days of application.
[2] Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower.
[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Re-Inspection Fee. Fee Amount of $150.00 exceeds tolerance of $0.00. Sufficient or excess cure was provided to the borrower at Closing. (75103)	Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.
Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Verification appraisal was delivered to borrower was not provided.
Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: List of Homeownership Counseling Organizations not provided to applicant within three (3) business days of application.	REVIEWER - CURED COMMENT (2025-06-23): Sufficient Cure Provided At Closing	Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Initial Loan Estimate Timing Electronically Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																								Federal Compliance - RESPA - Initial Escrow Account Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TRID SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	CMLTI 2025-RP3_12912	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Safe Harbor QM	3	3	[3] AUS Discrepancy / Guidelines Discrepancy - AUS/Guideline Findings: All conditions were not met [3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX Disaster Name: XXXXXXXXXXXXXXX Disaster Declaration Date: XX/XX/XXXX	Debt omitted from underwriting calculations was paid prior to closing. No evidence the casefile was resubmitted to DU.	1	3	[3] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Safe Harbor QM.
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX020)	Federal Compliance - Check Loan Designation Match - QM: Debt omitted from underwriting calculations was paid prior to closing, causing the loan to waterfall through the QM Testing, resulting in a Loan Designation discrepancy.
																						Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: The Appraisal Acknowledgement does not indicate that a copy of the appraisal was received by the borrower at least three days prior to closing.		Federal Compliance - Check Loan Designation Match - QM: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.			TILA ATR/QM	C	C	C	C	C	B	C	B	C	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_12913	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	3	1	1	3	[3] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (InitiXX/XX/XXXX020)
[2] Federal Compliance - RESPA - Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower.	Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Missing evidence of receipt of Closing Disclosure three (3) business days prior to closing.	Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - RESPA - Initial Escrow Account Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TRID SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	CMLTI 2025-RP3_12914	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX Disaster Name: XXXXX XXXXXXXXX Disaster Declaration Date: XX/XX/XXXX	1	3	[3] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used.
[3] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $288.00 exceeds tolerance of $233.00 plus 10% or $256.30.  Insufficient or no cure was provided to the borrower. (0)
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX020)	Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Incorrect NRTC form used
Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: Ten Percent Fee Tolerance exceeded. Total amount of $288.00 exceeds tolerance of $233.00 plus 10% or $256.30. Insufficient or no cure was provided to the borrower.
																						Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.		Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.			TILA SOL Expired	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_12915	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Non QM	3	3	[3] AUS Discrepancy / Guidelines Discrepancy - AUS/Guideline Findings: All conditions were not met [3] Missing Document - E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement [3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX Disaster Name: XXXXXXXXXXXXXXX Disaster Declaration Date: XX/XX/XXXX [3] Application / Processing - Missing Document: AUS not provided	The AUS approval is missing from the loan file.	1	3	[3] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Non QM.
[3] Federal Compliance - QM DTI: Qualified Mortgage (Dodd-Frank 2014): Total Debt to Income Ratio exceeds 43% and the images do not provide evidence loan is eligible for purchase, guarantee or insurance by the appropriate agency.
[3] Federal Compliance - QM Employment History: Qualified Mortgage (Dodd-Frank 2014): Employment history requirement not met. (XXXXXXXXXXXXX/XXXX)
[3] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used.
[3] Federal Compliance - TRID Final Closing Disclosure Amount Financed Test: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on XX/XX/XXXX disclosed an Amount Financed disclosed an inaccurate Amount Financed. The disclosed Amount Financed in the amount of $344,139.00 is over disclosed by $100.00 compared to the calculated Amount Financed of $344,039.00 and the disclosed Finance Charge is not accurate within applicable tolerances for Amount Financed to be considered accurate (fee amounts included in Amount Financed and Finance Charge calculations are based on Closing Disclosure dated XX/XX/XXXX). (FinXX/XX/XXXX020)
[3] Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on XX/XX/XXXX disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan.  The disclosed Finance Charge in the amount of $239,187.18 is under disclosed by $100.00 compared to the calculated Finance Charge of $239,287.18 which exceeds the $35.00 threshold (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated XX/XX/XXXX). (FinXX/XX/XXXX020)
[3] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (FinXX/XX/XXXX020)
[3] Federal Compliance - TRID Initial Loan Estimate Timing Electronically Provided: TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application. (InitiXX/XX/XXXX020)
[3] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $3,178.54 exceeds tolerance of $2,869.00 plus 10% or $3,155.90.  Insufficient or no cure was provided to the borrower. (0)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Mortgage Insurance Premium.  Fee Amount of $5,365.03 exceeds tolerance of $0.00.  Insufficient or no cure was provided to the borrower. (7591)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points.  Fee Amount of $3,232.13 exceeds tolerance of $2,223.00.  Insufficient or no cure was provided to the borrower. (7200)
[2] Federal Compliance - ECOA Appraisal Disclosure - ECOA Timing: ECOA - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure within 3 days of the loan application date.
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.	Federal Compliance - Check Loan Designation Match - QM: The AUS approval is missing from the loan file, causing the loan to waterfall through the QM Testing.
Federal Compliance - QM DTI: The AUS approval is missing from the loan file, causing the loan to waterfall through the QM Testing.
Federal Compliance - QM Employment History: The AUS approval is missing from the loan file, causing the loan to waterfall through the QM Testing.
Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used.
Federal Compliance - TRID Final Closing Disclosure Amount Financed Test: Final Closing Disclosure provided on XX/XX/XXXX disclosed an Amount Financed disclosed an inaccurate Amount Financed. The disclosed Amount Financed in the amount of $344,139.00 is over disclosed by $100.00 compared to the calculated Amount Financed of $344,039.00 and the disclosed Finance Charge is not accurate within applicable tolerances for Amount Financed to be considered accurate.
Federal Compliance - TRID Final Closing Disclosure Finance Charge: Final Closing Disclosure provided on XX/XX/XXXX disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan. The disclosed Finance Charge in the amount of $239,187.18 is under disclosed by $100.00 compared to the calculated Finance Charge of $239,287.18 which exceeds the $35.00 threshold.
Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.
Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: A valid COC for the fee increase was not provided.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: A valid COC for the fee increase was not provided.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: A valid COC for the fee increase was not provided.
Federal Compliance - ECOA Appraisal Disclosure - ECOA Timing: File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure within 3 days of the loan application date	Federal Compliance - Check Loan Designation Match - QM: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

Federal Compliance - QM DTI: Although this issue is subject to a 3 year SOL for affirmative claims under TILA, AMC does not adjust grading taking into account TILA SOL for exceptions under ATR, given the potential for enhanced damages when asserting an ability to repay defense in response to an action to collect a debt by recoupment or set-off.

Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.

Federal Compliance - TRID Final Closing Disclosure Amount Financed Test: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Initial Loan Estimate Timing Electronically Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA ATR/QM	C	C	C	C	C	C	C	C	C	C	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_12916	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Non QM	3	3	[3] AUS Discrepancy / Guidelines Discrepancy - AUS/Guideline Findings: All conditions were not met [3] Application / Processing - Missing Document: AUS not provided [2] Asset Calculation / Analysis - Available for Closing is insufficient to cover Cash From Borrower.: Documented qualifying Assets for Closing of $XXXX is less than Cash From Borrower $XXXX.	AUS not provided in file. The file is missing asset documents to verify funds to close.	1	3	[3] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Non QM.
[3] Federal Compliance - Income Method of Calculation: Qualified Mortgage (Dodd-Frank 2014): The Method used to calculate the qualifying monthly income is not supported by the earnings history/trend. (XXXXXXXXXXXXX - Projects Estimated/Schedule C)
[3] Federal Compliance - QM DTI: Qualified Mortgage (Dodd-Frank 2014): Total Debt to Income Ratio exceeds 43% and the images do not provide evidence loan is eligible for purchase, guarantee or insurance by the appropriate agency.
[3] Federal Compliance - Sole Proprietorship Income Documentation Test: Qualified Mortgage (Dodd-Frank 2014): Self-employed income documentation not sufficient (Sole Proprietorship). (XXXXXXXXXXXXX - Projects Estimated/Schedule C)
[3] Federal Compliance - TRID Final Closing Disclosure Contact Information - Broker: TILA-RESPA Integrated Disclosure - Contact Information: Final Closing Disclosure provided on XX/XX/XXXX did not disclose the required  Broker  Contact Information (Broker Name, Broker NMLS ID, Contact Name, Contact NMLS ID). (FinXX/XX/XXXX020)
[3] Federal Compliance - TRID Final Closing Disclosure Mortgage Insurance Payment: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on XX/XX/XXXX disclosed a mortgage insurance payment for payment stream 1 that does not match the actual payment for the loan. (ProjSeq:1/2818954)
[3] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (FinXX/XX/XXXX020)
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX020)
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] Federal Compliance - QM Employment History - Current Employment Documentation lacks Date Info: Qualified Mortgage (Dodd-Frank 2014): Missing Employment Dates to verify two years current employment. (XXXXXXXXXXXXX/15400056)
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.	Federal Compliance - Check Loan Designation Match - QM: The AUS approval is missing from the loan file, causing the loan to waterfall through the QM Testing.
Federal Compliance - Income Method of Calculation: The AUS approval is missing from the loan file, causing the loan to waterfall through the QM Testing.
Federal Compliance - QM DTI: The AUS approval is missing from the loan file, causing the loan to waterfall through the QM Testing.
Federal Compliance - Sole Proprietorship Income Documentation Test: The AUS approval is missing from the loan file, causing the loan to waterfall through the QM Testing.
Federal Compliance - TRID Final Closing Disclosure Contact Information - Broker: Contact Information: Final Closing Disclosure provided on XX/XX/XXXX did not disclose the required Broker Contact Information
Federal Compliance - TRID Final Closing Disclosure Mortgage Insurance Payment: Projected Payments: Final Closing Disclosure provided on XX/XX/XXXX disclosed a mortgage insurance payment for payment stream 1 that does not match the actual payment for the loan.
Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.
Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.
Federal Compliance - QM Employment History - Current Employment Documentation lacks Date Info: The AUS approval is missing from the loan file, causing the loan to waterfall through the QM Testing.	Federal Compliance - Check Loan Designation Match - QM: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

Federal Compliance - QM DTI: Although this issue is subject to a 3 year SOL for affirmative claims under TILA, AMC does not adjust grading taking into account TILA SOL for exceptions under ATR, given the potential for enhanced damages when asserting an ability to repay defense in response to an action to collect a debt by recoupment or set-off.

Federal Compliance - TRID Final Closing Disclosure Contact Information - Broker: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Mortgage Insurance Payment: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.

																								Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA ATR/QM	C	C	C	C	C	C	C	C	C	C	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_12917	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX Disaster Name: XXXXXXXXX, XXXXXXXXXXXX Disaster Declaration Date: XX/XX/XXXX	1	3	[3] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (InitiXX/XX/XXXX020)
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX020)	Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Initial CD Issued less than 6 days prior to closing and received by the borrower less than 3 business days prior to closing.
																						Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: No evidence that borrower received a copy of appraisal 3 business days to closing.		Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_12918	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Safe Harbor QM	3	3	[3] Asset Documentation - Asset documentation requirements not met.
[3] Asset Calculation / Analysis - AUS Findings: Available for Closing discrepancy.: Documented qualifying Assets of  is less than AUS Available for Closing of  $XXXX.
[3] Missing Document - E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement
[3] Income Documentation - The verification of employment is not within 10 business days of the Note.: Borrower: XXXXXXXXXXXXXXXX // Employment Type: Employment / Income Type: Wages / Start Date: XX/XX/XXXX
[3] Income Documentation - Verification(s) of employment is not within 10 business days of the Note.: Borrower: XXXXXXXXXXXXXXXX // Employment Type: Employment / Income Type: Wages / Start Date: XX/XX/XXXX
[2] AUS Discrepancy / Guidelines Discrepancy - AUS Findings: Qualifying asset balance discrepancy.: Calculated qualifying asset balance of $XXXX is less than AUS qualifying asset balance of $XXXX.
[2] Asset Calculation / Analysis - Available for Closing is insufficient to cover Cash From Borrower.: Documented qualifying Assets for Closing of $XXXX is less than Cash From Borrower $XXXX.	Bank statement not provided in file. Verified liquid assets in the amount of $XXXX are insufficient to meet cash to close of $XXXX. Bank statement not provided in file. Verified liquid assets in the amount of $XXXX are insufficient to meet cash to close of $XXXX. Bank statement not provided in file. Verified liquid assets in the amount of $0.00 are insufficient to meet cash to close of $XXXX. Final 1008 reflects $XXXX verified.	1	3	[3] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Safe Harbor QM.
[3] Federal Compliance - TRID Initial Loan Estimate Timing Electronically Provided: TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application. (InitiXX/XX/XXXX020)
[2] Federal Compliance - ECOA Appraisal Disclosure - ECOA Timing: ECOA - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure within 3 days of the loan application date.
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX020)
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.
[2] Federal Compliance - TRID Final Closing Disclosure Will Have Escrow - Initial Escrow Payment By All Parties: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on XX/XX/XXXX disclosed an Initial Escrow Payment that includes both borrower and non-borrower paid amounts. (FinXX/XX/XXXX020)	Federal Compliance - Check Loan Designation Match - QM: The file is missing asset documents required by the AUS approval, causing the loan to waterfall through the QM Testing.
Federal Compliance - ECOA Appraisal Disclosure - ECOA Timing: File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure within 3 days of the loan application date.
Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Verification appraisal was delivered to borrower was not provided.
Federal Compliance - TRID Final Closing Disclosure Will Have Escrow - Initial Escrow Payment By All Parties: Final Closing Disclosure provided on XX/XX/XXXX disclosed an Initial Escrow Payment that includes both borrower and non-borrower paid amounts.	Federal Compliance - Check Loan Designation Match - QM: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

Federal Compliance - TRID Initial Loan Estimate Timing Electronically Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - TRID Final Closing Disclosure Will Have Escrow -  Initial Escrow Payment By All Parties: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Material violations for inaccurate disclosures carry assignee liability.
																								Non-material if amounts disclosed includes both borrower and non-borrower paid escrow amounts.			TILA ATR/QM	C	C	C	C	C	B	C	B	C	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_12920	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Temporary SHQM (GSE/Agency Eligible)	3	1				1				3	[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of $488.33 exceeds tolerance of $358.00. Insufficient or no cure was provided to the borrower. (8304)	Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Transfer Tax fee amount of $488.33 exceeds tolerance of $358.00. Insufficient or no cure was provided to the borrower.		Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	CMLTI 2025-RP3_12922	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Non QM	3	3	[3] AUS Discrepancy / Guidelines Discrepancy - AUS/Guideline Findings: All conditions were not met [3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX Disaster Name: XXXXXXXXXXXXXXX Disaster Declaration Date: XX/XX/XXXX [3] Application / Processing - Missing Document: AUS not provided [3] Loan File - Missing Document: Hazard Insurance Policy not provided	AUS is not provided in file.	1	3	[3] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Non QM.
[3] Federal Compliance - NMLS - Missing Evidence of Initial Loan Application Date: Truth in Lending Act (NMLSR Dodd- Frank 2014): Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.
[3] Federal Compliance - Overtime Bonus 2Yr Calc: Qualified Mortgage (Dodd-Frank 2014): Use of Overtime/Bonus income for less than two (2) years not justified or documented in writing. (XXXXXXXXXXXXXBonus)
[3] Federal Compliance - Overtime Bonus Declining: Qualified Mortgage (Dodd-Frank 2014): Use of continual decline in income for Overtime/Bonus not justified or documented. (XXXXXXXXXXXXXBonus)
[3] Federal Compliance - Overtime Bonus Method of Calculation: Qualified Mortgage (Dodd-Frank 2014): Significant income variation requires a period of more than two (2) years when calculating the average Overtime/Bonus income. (XXXXXXXXXXXXXBonus)
[3] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (FinXX/XX/XXXX020)
[3] Federal Compliance - TRID Initial Loan Estimate Timing Electronically Provided: TILA-RESPA Integrated Disclosure: Loan Estimate not delivered to Borrower(s) within three (3) business days of application. Initial Loan Estimate dated XX/XX/XXXX was electronically provided without or prior to borrower's consent to receive electronic disclosures. Failure to comply with the provisions of the E-Sign Act and failure to provide good faith estimate of fees timely may result in additional fee tolerance violations. (InitiXX/XX/XXXX020)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax.  Fee Amount of $990.00 exceeds tolerance of $964.00.  Insufficient or no cure was provided to the borrower. (8304)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points.  Fee Amount of $288.00 exceeds tolerance of $0.00.  Insufficient or no cure was provided to the borrower. (7200)
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX020)
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.
[2] Federal Compliance - RESPA - Initial Escrow Account statement Inaccurate: RESPA: Initial escrow account statement does not match charges on HUD-1/Final Closing Disclosure.	Federal Compliance - Check Loan Designation Match - QM: The file is missing an AUS, causing the loan to waterfall through the QM Testing.
Federal Compliance - Overtime Bonus 2Yr Calc: The file is missing income documents required by the AUS approval, causing the loan to waterfall through the QM Testing.
Federal Compliance - Overtime Bonus Declining: The file is missing income documents required by the AUS approval, causing the loan to waterfall through the QM Testing.
Federal Compliance - Overtime Bonus Method of Calculation: The file is missing income documents required by the AUS approval, causing the loan to waterfall through the QM Testing.
Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closingXX/XX/XXXX
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Transfer Tax fee was disclosed on initial LE as $964.00, however $990.00 was Loan estimate. Sufficient Cure was not provided on file.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Loan Discount Points fee was not disclosed on initial LE, $288.00 was disclosed on Closing disclosure. Sufficient Cure was not provided on file.
Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Valuation is not provided to applicant three (3) business days prior to consummation	Federal Compliance - Check Loan Designation Match - QM: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

Federal Compliance - NMLS - Missing Evidence of Initial Loan Application Date: Assignee Liability:  Civil actions that may be brought against a creditor may be maintained against any assignee only if the violation is apparent on the face of the disclosure or other documents assigned, except where the assignment was voluntary.  This civil liability may include $4,000, in the case of an individual transaction, or the lesser of $500,000 or 1% of the creditor's net worth in the case of a class action (effectiveXX/XX/XXXXthis amount increases to the lesser of $1,000,000 or 1%), as well as actual damages, court costs, and attorneys' fees.  For an anti-steering violation, the creditor may also be liable in an amount equal to the sum of all finance charges and fees paid by the consumer, unless the creditor demonstrates the failure to comply is not material.  Notwithstanding any other provision of law, when a creditor, assignee, or other holder or anyone acting on behalf of the creditor, assignee, or holder, initiates a judicial or nonjudicial foreclosure of the residential mortgage loan, or any other action to collect the debt in connection with such loan, a consumer may assert a violation as a matter of defense by recoupment or set off without regard for the time limit on a private action for damages.

EffectiveXX/XX/XXXX in addition to the aforementioned, the individual Loan Originator could be liable for statutory damages. The maximum liability is the greater of actual damages or 3 times the loan originator's compensation or gain, plus the cost to the consumer of the action. The Dodd-Frank Act extended the statute of limitations on TILA violations to 3 years from the date of the violation.

Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Initial Loan Estimate Timing Electronically Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																								Federal Compliance - RESPA - Initial Escrow Account statement Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA ATR/QM	C	C	C	C	C	C	C	C	C	C	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_12923	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Insurance Analysis - Insufficient Coverage: Hazard insurance coverage amount is insufficient.	Using the coverage listed on the insurance binder, the coverage shortage is $94,400.		1				1							-	C	C	C	C	C	A	A	A	A	A	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_12924	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	CMLTI 2025-RP3_12925	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Limited Cash-out GSE	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX Disaster Name: XXXXXXXXXX Disaster Declaration Date: XX/XX/XXXX	1	3	[3] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.
[3] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).
[3] Federal Compliance - TRID Final Closing Disclosure Amount Financed Test: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on XX/XX/XXXX disclosed an Amount Financed disclosed an inaccurate Amount Financed. The disclosed Amount Financed in the amount of $443,420.12 is over disclosed by $149.76 compared to the calculated Amount Financed of $443,270.36 and the disclosed Finance Charge is not accurate within applicable tolerances for Amount Financed to be considered accurate (fee amounts included in Amount Financed and Finance Charge calculations are based on Closing Disclosure dated XX/XX/XXXX). (FinXX/XX/XXXX020)
[3] Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on XX/XX/XXXX disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan. The disclosed Finance Charge in the amount of $253,631.80 is under disclosed by $149.76 compared to the calculated Finance Charge of $253,781.56 which exceeds the $35.00 threshold (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated XX/XX/XXXX). (FinXX/XX/XXXX020)	Federal Compliance - TRID Final Closing Disclosure Amount Financed Test: Final Closing Disclosure reflects Amount Finance of $443,420.12 but calculated Amount Finance of $443,270.36. Variance = $149.76.
Federal Compliance - TRID Final Closing Disclosure Finance Charge: Final Closing Disclosure reflects Finance Charge of $253,631.80 but calculated Finance Charge of $253,781.56. Variance = -$149.76.	Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - TRID Final Closing Disclosure Amount Financed Test: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_12926	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	CMLTI 2025-RP3_12927	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	3	3	[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX Disaster Name: XXXXXXXXXXXXXX Disaster Declaration Date: XX/XX/XXXX	1	3	[3] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Non QM.
[3] Federal Compliance - QM DTI: Qualified Mortgage (Dodd-Frank 2014): Total Debt to Income Ratio exceeds 43% and the images do not provide evidence loan is eligible for purchase, guarantee or insurance by the appropriate agency.
[3] Federal Compliance - QM Employment History: Qualified Mortgage (Dodd-Frank 2014): Employment history requirement not met. (XXXXXXXXXXXXXXXXX)
[3] Federal Compliance - QM Points and Fees: Qualified Mortgage (Dodd Frank 2014): Points and Fees on subject loan of XXXX% is in excess of the allowable maximum of  3.00000% of the Federal Total Loan Amount. Points and Fees total $XXXX on a Federal Total Loan Amount of $XXXX vs. an allowable total of $XXXX (an overage of $XXXX or XXXX%).
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX020)	Federal Compliance - Check Loan Designation Match - QM: The points and fees are more than allowable maximum, causing the loan to waterfall through the QM Testing.
Federal Compliance - QM DTI: The points and fees are more than allowable maximum, causing the loan to waterfall through the QM Testing.
Federal Compliance - QM Employment History: The points and fees are more than allowable maximum, causing the loan to waterfall through the QM Testing.
Federal Compliance - QM Points and Fees: Points and Fees on subject loan of XXXX% is in excess of the allowable maximum of 3.00000% of the Federal Total Loan Amount. Points and Fees total $XXXX on a Federal Total Loan Amount of $XXXX vs. an allowable total of $XXXX (an overage of $XXXX or XXXX%).
Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Verification appraisal was delivered to borrower was not provided.	Federal Compliance - Check Loan Designation Match - QM: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

																								Federal Compliance - QM DTI: Although this issue is subject to a 3 year SOL for affirmative claims under TILA, AMC does not adjust grading taking into account TILA SOL for exceptions under ATR, given the potential for enhanced damages when asserting an ability to repay defense in response to an action to collect a debt by recoupment or set-off.			TILA ATR/QM	C	C	C	C	C	C	C	C	C	C	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_12928	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Insurance Analysis - Insufficient Coverage: Hazard insurance coverage amount is insufficient. [2] Asset Calculation / Analysis - Available for Closing is insufficient to cover Cash From Borrower.: Documented qualifying Assets for Closing of $XXXX is less than Cash From Borrower $XXXX.	Using the coverage listed on the insurance binder, the coverage shortage is $144,000.00. The loan file is missing asset documents to verify the fees paid outside of closing.		1				3	[3] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (InitiXX/XX/XXXX020)	Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Initial closing disclosure was not provided to borrower at least 3 business days prior to closing.		Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_12929	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	CMLTI 2025-RP3_12930	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	3	1	1	3	[3] Federal Compliance - TRID Closing Disclosure Issue Date Not Provided: TILA-RESPA Integrated Disclosure: Closing Disclosure estimated to be provided on XX/XX/XXXX did not disclose the actual Date Issued. Unable to conclusively determine Final Closing disclosure to use to test for compliance with applicable TRID timing requirements, TRID fee tolerance testing or accuracy of disclosures at or before consummation due to missing Issue Date. Tested using an estimated Date Issued based on best information available. (InitiXX/XX/XXXX020)
[3] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (InitiXX/XX/XXXX020)
[2] Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:PrimaXX/XX/XXXX020)	Federal Compliance - TRID Closing Disclosure Issue Date Not Provided: Closing Disclosure estimated to be provided on XX/XX/XXXX did not disclose the actual Date Issued.
Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.
Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): Verification appraisal was delivered to borrower was not provided.	Federal Compliance - TRID Closing Disclosure Issue Date Not Provided: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): There is generally no Assignee Liability.			TRID SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	CMLTI 2025-RP3_12931	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Temporary SHQM (GSE/Agency Eligible)	3	1	1	3	[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.	Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.

																								Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	CMLTI 2025-RP3_12932	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Missing Document - E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement			1				2	[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX020) [2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.	Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.		Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_12933	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Limited Cash-out GSE	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX Disaster Name: XXXXXXXXXXXXX Disaster Declaration Date: XX/XX/XXXX	1	3	[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $22.30 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (7520)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee.  Fee Amount of $500.00 exceeds tolerance of $0.00.  Insufficient or no cure was provided to the borrower. (7506)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $2,290.04 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (7200)	Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $22.30 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Zero Percent Fee Tolerance exceeded for Appraisal Fee.  Fee Amount of $500.00 exceeds tolerance of $0.00.  Insufficient or no cure was provided to the borrower.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $2,290.04 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower.	Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_12934	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	CMLTI 2025-RP3_12935	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Safe Harbor QM	3	3	[3] AUS Discrepancy / Guidelines Discrepancy - AUS/Guideline Findings: All conditions were not met [3] Application / Processing - Missing Document: AUS not provided [2] Asset Calculation / Analysis - Available for Closing is insufficient to cover Cash From Borrower.: Documented qualifying Assets for Closing of $XXXX is less than Cash From Borrower $XXXX.	The AUS approval is missing from the loan file. The loan file is missing asset documents to verify the fees paid outside of closing.	1	3	[3] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Safe Harbor QM.
[3] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (FinXX/XX/XXXX020)
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX020)
[2] Federal Compliance - Notice of Special Flood Hazard Disclosure Missing: FDPA Notification Rule: Creditor did not provide a Notice of Special Flood Hazard Disclosure for property located in a flood zone.
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.	Federal Compliance - Check Loan Designation Match - QM: The AUS approval is missing from the loan file, causing the loan to waterfall through the QM Testing.
Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.
Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Verification appraisal was delivered to borrower was not provided.	Federal Compliance - Check Loan Designation Match - QM: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - Notice of Special Flood Hazard Disclosure Missing: Liability for violations cannot be transferred to a subsequent purchaser of a loan.

																								Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA ATR/QM	C	C	C	C	C	B	C	B	C	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_12936	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Safe Harbor QM	3	3	[3] AUS Discrepancy / Guidelines Discrepancy - AUS/Guideline Findings: All conditions were not met [3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX Disaster Name: XXXXX XXXXXXXXX Disaster Declaration Date: XX/XX/XXXX [3] Application / Processing - Missing Document: AUS not provided	AUS is missing in file.	1	3	[3] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Safe Harbor QM.
[3] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (FinXX/XX/XXXX020)
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.	Federal Compliance - Check Loan Designation Match - QM: The AUS approval is missing from the loan file, causing the loan to waterfall through the QM Testing.
Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.	Federal Compliance - Check Loan Designation Match - QM: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA ATR/QM	C	C	C	C	C	B	C	B	C	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_12937	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	2	1				1				2	[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX020)	Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Verification appraisal was delivered to borrower not provided in file.					-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	CMLTI 2025-RP3_12938	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	3	3	[3] AUS Discrepancy / Guidelines Discrepancy - AUS/Guideline Findings: All conditions were not met
[3] Missing Document - E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement
[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: XX/XX/XXXX
Disaster End Date: XX/XX/XXXX
Disaster Name: XXXXXXXXXXXXXX
Disaster Declaration Date: XX/XX/XXXX
[3] Insurance Analysis - Insufficient Coverage: Flood insurance coverage amount is insufficient.
[3] Insurance Analysis - Insufficient Coverage: Hazard insurance coverage amount is insufficient.
[3] Application / Processing - Missing Document: AUS not provided
[3] Application / Processing - Missing Document: Missing Final 1003
[3] Application / Processing - Missing Document: Purchase Agreement / Sales Contract not provided
[3] General - Missing Document: Source of Funds/Deposit not provided	Final AUS is not in file. Using the coverage listed on the insurance binder, the coverage shortage is $16,320. Source of fund/deposit not provided.	1	3	[3] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Non QM.
[3] Federal Compliance - Sole Proprietorship Income Documentation Test: Qualified Mortgage (Dodd-Frank 2014): Self-employed income documentation not sufficient (Sole Proprietorship). (XXXX,XXXX XXXX/Schedule C)
[3] Federal Compliance - TRID Loan Estimate Timing: TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application. (InitiXX/XX/XXXX020)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax.  Fee Amount of $1,332.55 exceeds tolerance of $1,291.00.  Insufficient or no cure was provided to the borrower. (8304)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Survey Fee.  Fee Amount of $344.96 exceeds tolerance of $0.00.  Insufficient or no cure was provided to the borrower. (7723)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points.  Fee Amount of $1,157.96 exceeds tolerance of $0.00.  Insufficient or no cure was provided to the borrower. (7200)
[2] Federal Compliance - ECOA Appraisal Disclosure - ECOA Timing: ECOA - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure within 3 days of the loan application date.
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX020)
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.	Federal Compliance - Check Loan Designation Match - QM: The file is missing the final AUS approval, causing the loan to waterfall through the QM Testing.
Federal Compliance - Sole Proprietorship Income Documentation Test: The file is missing the final AUS approval, causing the loan to waterfall through the QM Testing.
Federal Compliance - TRID Loan Estimate Timing: Evidence of delivery of Loan Estimate within three (3) business days of application.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Transfer tax increased without a valid change in circumstance. Cure was not provided at closing.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Survey Fee increased without a valid change in circumstance. Cure was not provided at closing.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Discount points increased without a valid change in circumstance. Cure was not provided at closing.
Federal Compliance - ECOA Appraisal Disclosure - ECOA Timing: Unable to determine due to missing Initial 1003.
Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Missing evidence of receipt of appraisal three (3) business days prior to closing.	Federal Compliance - Check Loan Designation Match - QM: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

Federal Compliance - TRID Loan Estimate Timing: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA ATR/QM	D	D	D	D	D	C	C	C	C	C	A	A	A	A	A	D	D	D	D	D
XXXX	XXXX	CMLTI 2025-RP3_12939	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Limited Cash-out GSE	Temporary SHQM (GSE/Agency Eligible)	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	CMLTI 2025-RP3_12940	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Safe Harbor QM	3	3	[3] AUS Discrepancy / Guidelines Discrepancy - AUS/Guideline Findings: All conditions were not met [3] Application / Processing - FEMA Disaster Issue: Property is located in a FEMA Disaster area and has not been inspected.: Disaster Name: XXXX Disaster Declaration Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX [3] Appraisal Documentation - Missing Document: Appraisal not provided [3] Insufficient Coverage - The Hazard Insurance Policy Effective Date is after closing.: Hazard Insurance Policy Effective Date XX/XX/XXXX, Disbursement Date: XX/XX/XXXX	The loan is missing the appraisal required by the AUS approval.	1	3	[3] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Safe Harbor QM.
[3] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used.
[3] Federal Compliance - TRID Final Closing Disclosure Amount Financed Test: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on XX/XX/XXXX disclosed an Amount Financed disclosed an inaccurate Amount Financed. The disclosed Amount Financed in the amount of $309,504.21 is over disclosed by $75.00 compared to the calculated Amount Financed of $309,429.21 and the disclosed Finance Charge is not accurate within applicable tolerances for Amount Financed to be considered accurate (fee amounts included in Amount Financed and Finance Charge calculations are based on Closing Disclosure dated XX/XX/XXXX). (FinXX/XX/XXXX020)
[3] Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on XX/XX/XXXX disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan. The disclosed Finance Charge in the amount of $184,670.62 is under disclosed by $75.00 compared to the calculated Finance Charge of $184,745.62 which exceeds the $35.00 threshold (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated XX/XX/XXXX). (FinXX/XX/XXXX020)	Federal Compliance - Check Loan Designation Match - QM: The loan is missing the appraisal required by the AUS, causing the loan to waterfall through the QM Testing, resulting in a Loan Designation discrepancy.
Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used.
Federal Compliance - TRID Final Closing Disclosure Amount Financed Test: Final Closing Disclosure provided on XX/XX/XXXX disclosed an Amount Financed disclosed an inaccurate Amount Financed. The disclosed Amount Financed in the amount of $309,504.21 is over disclosed by $75.00 compared to the calculated Amount Financed of $309,429.21 and the disclosed Finance Charge is not accurate within applicable tolerances for Amount Financed to be considered accurate
Federal Compliance - TRID Final Closing Disclosure Finance Charge: Final Closing Disclosure provided on XX/XX/XXXX disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan. The disclosed Finance Charge in the amount of $184,670.62 is under disclosed by $75.00 compared to the calculated Finance Charge of $184,745.62 which exceeds the $35.00 threshold	Federal Compliance - Check Loan Designation Match - QM: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.

Federal Compliance - TRID Final Closing Disclosure Amount Financed Test: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TILA ATR/QM	D	D	D	D	D	B	C	B	C	B	A	A	A	A	A	D	D	D	D	D
XXXX	XXXX	CMLTI 2025-RP3_12941	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Limited Cash-out GSE	Exempt from ATR	3	3	[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX Disaster Name: XXXXXXXXX Disaster Declaration Date: XX/XX/XXXX	1	3	[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[3] Federal Compliance - TRID Final Closing Disclosure Amount Financed Test: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on XX/XX/XXXX disclosed an Amount Financed disclosed an inaccurate Amount Financed. The disclosed Amount Financed in the amount of $203,532.38 is over disclosed by $139.06 compared to the calculated Amount Financed of $203,393.32 and the disclosed Finance Charge is not accurate within applicable tolerances for Amount Financed to be considered accurate (fee amounts included in Amount Financed and Finance Charge calculations are based on Closing Disclosure dated XX/XX/XXXX). (FinXX/XX/XXXX020)
[3] Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on XX/XX/XXXX disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan.  The disclosed Finance Charge in the amount of $102,808.67 is under disclosed by $139.06 compared to the calculated Finance Charge of $102,947.73 which exceeds the $35.00 threshold (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated XX/XX/XXXX). (FinXX/XX/XXXX020)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Home Inspection Fee.  Fee Amount of $175.00 exceeds tolerance of $0.00.  Insufficient or no cure was provided to the borrower. (7535)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Desk Review Fee.  Fee Amount of $250.00 exceeds tolerance of $0.00.  Insufficient or no cure was provided to the borrower. (7505)
[2] Federal Compliance - CDFI Bank Originated Loan submitted as Non Exempt: Loan exempt from QM/ATR submitted with a loan originator designation of other than ATR Exempt. QM/ATR testing performed to determine if an exempt loan would otherwise meet QM/ATR criteria if it were subject to the rule. TILA loan designation remains ATR Exempt.	Federal Compliance - TRID Final Closing Disclosure Amount Financed Test: Final Closing Disclosure provided on XX/XX/XXXX disclosed an Amount Financed disclosed an inaccurate Amount Financed. The disclosed Amount Financed in the amount of $203,532.38 is over disclosed by $139.06 compared to the calculated Amount Financed of $203,393.32 and the disclosed Finance Charge is not accurate within applicable tolerances for Amount Financed to be considered accurate (fee amounts included in Amount Financed and Finance Charge calculations are based on Closing Disclosure dated XX/XX/XXXX
Federal Compliance - TRID Final Closing Disclosure Finance Charge: Disclosed Finance Charges are $102,808.67 Due Diligence Finance Charges are $102,947.73. There is a variance of $139.06
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Zero Percent Fee Tolerance exceeded for Home Inspection Fee. Fee Amount of $175.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Zero Percent Fee Tolerance exceeded for Appraisal Desk Review Fee. Fee Amount of $250.00 exceeds tolerance of $0.00. A cure credit of $250.00, was provided to the borrower.	Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - TRID Final Closing Disclosure Amount Financed Test: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_12943	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX Disaster Name: XXXXXXXXX, XXXXXXXX, XXXXXXXXXXXX Disaster Declaration Date: XX/XX/XXXX	1	2	[2] Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:PrimaXX/XX/XXXX020)
[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Environmental Inspection Fee.  Fee Amount of $99.00 exceeds tolerance of $0.00.  Sufficient or excess cure was provided to the borrower at Closing. (7526)
																					[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Natural Hazard Disclosure Report. Fee Amount of $99.00 exceeds tolerance of $0.00. Sufficient or excess cure was provided to the borrower at Closing. (7543)	Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): Borrower waived right to receive a copy of the appraisal at least three business days prior to closing, and appraisal was not provided at or before closing	REVIEWER - CURED COMMENT (2025-06-23): Sufficient Cure Provided At Closing REVIEWER - CURED COMMENT (2025-06-23): Sufficient Cure Provided At Closing	Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): There is generally no Assignee Liability.			-	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_12944	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	2	1				1				2	[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX020)	Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Verification appraisal was delivered to borrower was not provided.					-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	CMLTI 2025-RP3_12946	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Safe Harbor QM	3	3	[3] AUS Discrepancy / Guidelines Discrepancy - AUS/Guideline Findings: All conditions were not met
[3] Missing Document - E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement
[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: XX/XX/XXXX
Disaster End Date: XX/XX/XXXX
Disaster Name: XXXXXXXXX, XXXXXXXXXXXX
Disaster Declaration Date: XX/XX/XXXX
[3] Insurance Analysis - Insufficient Coverage: Hazard insurance coverage amount is insufficient.
[3] Application / Processing - Missing Document: AUS not provided
[3] Application / Processing - Missing Document: Missing Final 1003	File is missing the required AUS with all pages. Using the coverage listed on the insurance binder, the coverage shortage is $70,300.00. Replacement Cost estimator not provided in file.	1	3	[3] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Safe Harbor QM.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.	Federal Compliance - Check Loan Designation Match - QM: File is missing the required AUS with all pages, causing the loan to waterfall through the QM Testing, resulting in a Loan Designation discrepancy.	Federal Compliance - Check Loan Designation Match - QM: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

																								Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA ATR/QM	C	C	C	C	C	B	C	B	C	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_12947	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX Disaster Name: XXXXXXXXXXXXXXX Disaster Declaration Date: XX/XX/XXXX	1	3	[3] Federal Compliance - TRID Final Closing Disclosure Escrowed Property Costs Year 1 Underdisclosed - October 2018: TILA-RESPA Integrated Disclosure - Loan Disclosures: Escrowed Property Costs over Year 1 of XXXX on Final Closing Disclosure provided on XX/XX/XXXX are underdisclosed. (FinXX/XX/XXXX020)
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX020)
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule (Dodd-Frank 2014): List of Homeownership Counseling Organizations not provided to applicant within three (3) business days of application.	Federal Compliance - TRID Final Closing Disclosure Escrowed Property Costs Year 1 Underdisclosed - October 2018: Escrowed Property Costs over Year 1 of XXXX on Final Closing Disclosure provided on XX/XX/XXXX are underdisclosed.
Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Verification appraisal was delivered to borrower was not provided.
Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: List of Homeownership Counseling Organizations not provided to applicant within three (3) business days of application.	Federal Compliance - TRID Final Closing Disclosure Escrowed Property Costs Year 1 Underdisclosed - October 2018: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TRID SOL Expired	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_12948	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Missing Document - E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement [3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX Disaster Name: XXXXXXXXXXXXXXX Disaster Declaration Date: XX/XX/XXXX			1				1							-	C	C	C	C	C	A	A	A	A	A	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_12949	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	3	3	[3] AUS Discrepancy / Guidelines Discrepancy - AUS/Guideline Findings: All conditions were not met [3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX Disaster Name: XXXXXXXXXXXXXX Disaster Declaration Date: XX/XX/XXXX	Debt omitted from underwriting calculations was paid prior to closing. No evidence the casefile was resubmitted to DU.	1	3	[3] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Non QM.
[3] Federal Compliance - QM DTI: Qualified Mortgage (Dodd-Frank 2014): Total Debt to Income Ratio exceeds 43% and the images do not provide evidence loan is eligible for purchase, guarantee or insurance by the appropriate agency.
[3] Federal Compliance - QM Employment History: Qualified Mortgage (Dodd-Frank 2014): Employment history requirement not met. (XXXX/XXXX/XXXX)
[3] Federal Compliance - TRID Lender Credit Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure:Zero Percent Fee Tolerance exceeded for Lender Credits.  Final Lender Credit of $-8,842.75 exceeds tolerance of $-9,955.15. Insufficient or no cure was provided to the borrower. (9300)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax.  Fee Amount of $2,246.75 exceeds tolerance of $2,227.00.  Insufficient or no cure was provided to the borrower. (8304)
[2] Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:PrimaXX/XX/XXXX020)	Federal Compliance - Check Loan Designation Match - QM: Debt omitted from underwriting calculations was paid prior to closing, causing the loan to waterfall through the QM Testing, resulting in a Loan Designation discrepancy.
Federal Compliance - QM DTI: Debt omitted from underwriting calculations was paid prior to closing, causing the loan to waterfall through the QM Testing.
Federal Compliance - QM Employment History: Debt omitted from underwriting calculations was paid prior to closing, causing the loan to waterfall through the QM Testing.
Federal Compliance - TRID Lender Credit Tolerance Violation Without Sufficient Cure Provided: The initial Closing Disclosure issued XX/XX/XXXX reflects a Lender Credit of $9,955.15. The final Closing Disclosure issued XX/XX/XXXX reflects a Lender Credit of $8,862.18. A valid change of circumstance was not provided. A total cure of $1,132.15 was due the borrower, a cure of $19.43 was provided to the borrower.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: The Loan Estimate disclosed Transfer Taxes of $2,227.00. The final Closing Disclosure reflects Transfer Taxes of $2,246.75. A valid change of circumstance was not provided. A total cure of $1,132.15 was due the borrower, a cure of $19.43 was provided to the borrower.
Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): The Appraisal Acknowledgement does not indicate that the borrower received a copy of the appraisal.	Federal Compliance - Check Loan Designation Match - QM: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

Federal Compliance - QM DTI: Although this issue is subject to a 3 year SOL for affirmative claims under TILA, AMC does not adjust grading taking into account TILA SOL for exceptions under ATR, given the potential for enhanced damages when asserting an ability to repay defense in response to an action to collect a debt by recoupment or set-off.

Federal Compliance - TRID Lender Credit Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): There is generally no Assignee Liability.			TILA ATR/QM	C	C	C	C	C	C	C	C	C	C	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_12950	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Temporary SHQM (GSE/Agency Eligible)	3	1				1				3	[3] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $1,781.00 exceeds tolerance of $1,601.00 plus 10% or $1,761.10. Insufficient or no cure was provided to the borrower. (0)	Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: Recording service fee Total amount of $1,781.00 exceeds tolerance of $1,601.00 plus 10% or $1,761.10. Insufficient or no cure was provided to the borrower.					TRID SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	CMLTI 2025-RP3_12951	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	3	1	1	3	[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $475.00 exceeds tolerance of $450.00. Insufficient or no cure was provided to the borrower. (7506)
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX020)
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Client:396XX/XX/XXXX020)	Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $475.00 exceeds tolerance of $450.00. Insufficient or no cure was provided to the borrower.
Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.
																						Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.		Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	CMLTI 2025-RP3_12952	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	3	2	[2] Asset Calculation / Analysis - Available for Closing is insufficient to cover Cash From Borrower.: Documented qualifying Assets for Closing of $XXXX is less than Cash From Borrower $XXXX.	Documented qualifying Assets for Closing of $XXXX is less than Cash From Borrower $XXXX.		1				3	[3] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (InitiXX/XX/XXXX020)	Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Missing evidence of receipt of Initial Closing Disclosure three (3) business days prior to closing.		Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_12953	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	3	3	[3] AUS Discrepancy / Guidelines Discrepancy - AUS/Guideline Findings: All conditions were not met [3] Missing Document - E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement [3] Application / Processing - Missing Document: AUS not provided [3] General - Missing Document: COVID-19 Attestation not provided [3] Application / Processing - Missing Document: Missing Final 1003 [3] Application / Processing - Missing Document: Purchase Agreement / Sales Contract not provided	Final AUS report is missing from file.	3	[3] Appraisal Documentation - Loan is to be securitized. The only valuation provided was a Drive by. It is interpreted that this Drive By was used in lieu of URAR and that this file is missing the secondary valuation (XXXX)	3	[3] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Non QM.
[3] Federal Compliance - QM DTI: Qualified Mortgage (Dodd-Frank 2014): Total Debt to Income Ratio exceeds 43% and the images do not provide evidence loan is eligible for purchase, guarantee or insurance by the appropriate agency.
[3] Federal Compliance - TRID Final Closing Disclosure Homeowners Insurance Included In Escrow Test: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on XX/XX/XXXX incorrectly disclosed whether Homeowners Insurance is included in escrow. (FinXX/XX/XXXX020)
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX020)
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.
[2] Federal Compliance - RESPA - Initial Escrow Account statement Inaccurate: RESPA: Initial escrow account statement does not match charges on HUD-1/Final Closing Disclosure.	Federal Compliance - Check Loan Designation Match - QM: The Final AUS is missing from the file, causing the loan to waterfall through the QM Testing, resulting in a Loan Designation discrepancy.
Federal Compliance - QM DTI: The Final AUS is missing from the file, causing the loan to waterfall through the QM Testing, resulting in a Loan Designation discrepancy.
Federal Compliance - TRID Final Closing Disclosure Homeowners Insurance Included In Escrow Test: Closing Disclosure includes estimate, but is not in escrow account.
Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Evidence of appraisal receipt three (3) business days prior to closing is not in file.	Federal Compliance - Check Loan Designation Match - QM: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

Federal Compliance - QM DTI: Although this issue is subject to a 3 year SOL for affirmative claims under TILA, AMC does not adjust grading taking into account TILA SOL for exceptions under ATR, given the potential for enhanced damages when asserting an ability to repay defense in response to an action to collect a debt by recoupment or set-off.

Federal Compliance - TRID Final Closing Disclosure Homeowners Insurance Included In Escrow Test: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																								Federal Compliance - RESPA - Initial Escrow Account statement Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA ATR/QM	D	D	D	D	D	C	C	C	C	C	D	D	D	D	D	D	D	D	D	D
XXXX	XXXX	CMLTI 2025-RP3_12954	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Limited Cash-out GSE	Temporary SHQM (GSE/Agency Eligible)	2	1				1				2	[2] State Compliance - Colorado Consumer Credit Code (First Lien Refinance Notice Not Provided): Colorado Consumer Credit Code: Borrower not provided First Lien Refinance Notice.			State Compliance - Colorado Consumer Credit Code (First Lien Refinance Notice Not Provided): Assignee Liability: For a transaction involving a security interest in land, any action that may be brought against the original creditor may be maintained against any subsequent assignee where the assignee, its subsidiaries, or affiliates were in a continuing business relationship with the original creditor either at the time the credit was extended or at the time of the assignment unless the assignment was involuntary or the assignee shows by a preponderance of evidence that it did not have reasonable grounds to believe that the original creditor was engaged in violations of the code and that it maintained procedures reasonably adapted to apprise it of the existence of the violations.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	CMLTI 2025-RP3_12955	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Non QM	3	3	[3] AUS Discrepancy / Guidelines Discrepancy - AUS/Guideline Findings: All conditions were not met [3] Missing Document - E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement [3] Application / Processing - Missing Document: AUS not provided [3] Application / Processing - Missing Document: Missing Final 1003	The loan is missing the final AUS approval associated with the DU Early Check Results.	1	3	[3] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Non QM.
[3] Federal Compliance - QM DTI: Qualified Mortgage (Dodd-Frank 2014): Total Debt to Income Ratio exceeds 43% and the images do not provide evidence loan is eligible for purchase, guarantee or insurance by the appropriate agency.
[3] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points.  Fee Amount of $8,960.00 exceeds tolerance of $8,925.00.  Insufficient or no cure was provided to the borrower. (7200)
[2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.	Federal Compliance - Check Loan Designation Match - QM: The file is missing the AUS approval, causing the loan to waterfall through the QM Testing.
Federal Compliance - QM DTI: The file is missing the AUS approval, causing the loan to waterfall through the QM Testing.
Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Lender used a H9 form, but evidence of same lender at origination is missing from the file.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Loan Discount point fee increase without a valid chance of circumstance. Cure was not provided at closing.	Federal Compliance - Check Loan Designation Match - QM: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

Federal Compliance - QM DTI: Although this issue is subject to a 3 year SOL for affirmative claims under TILA, AMC does not adjust grading taking into account TILA SOL for exceptions under ATR, given the potential for enhanced damages when asserting an ability to repay defense in response to an action to collect a debt by recoupment or set-off.

Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA ATR/QM	C	C	C	C	C	C	C	C	C	C	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_12956	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	3	2	[2] Asset Calculation / Analysis - Available for Closing is insufficient to cover Cash From Borrower.: Documented qualifying Assets for Closing of $XXXX is less than Cash From Borrower $XXXX.	Verified liquid assets in the amount of $XXXX are insufficient to meet cash to close of $XXXX.	1	3	[3] Federal Compliance - TRID Additional 3-Day Waiting Period Timing Test – Regular Transaction: TILA-RESPA Integrated Disclosure – Most recent Closing Disclosure received at least 3 days prior to closing dated XX/XX/XXXX disclosed an inaccurate APR of XXXX% compared to the actual APR at consummation of XXXX% and a revised CD disclosing an accurate APR was not received by borrower at least three (3) business days prior to consummation.
[3] Federal Compliance - TRID Interim Closing Disclosure Timing Test: TILA-RESPA Integrated Disclosure – Corrected Closing Disclosure provided on or after XX/XX/XXXX contains a change in APR and a complete Closing Disclosure was not received by borrower at least three (3) business days prior to consummation
[3] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $3,066.95 exceeds tolerance of $1,684.00 plus 10% or $1,852.40.  Insufficient or no cure was provided to the borrower. (0)
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Client:396XX/XX/XXXX020)	Federal Compliance - TRID Additional 3-Day Waiting Period Timing Test – Regular Transaction: 1026.19(f)(1)(i) and (ii) require that the consumer receives accurate disclosures with the actual terms of the transaction at least three (3) specific/precise business days prior to consummation. If the APR disclosed on the initial CD becomes inaccurate as defined under 1026.22, revised disclosures with an accurate APR must be disclosed and a new 3-day waiting period prior to consummation provided. The APR on the most recent CD received 3 days prior to consummation (XXXX%) changed more than the 0.125%(regular transaction) threshold compared to the actual/calculated APR at consummation (XXXX%) and a revised disclosure with accurate APR was not received by the consumer at least 3 business days prior to consummation.

There is a XXXX CD in file with an disclosed APR of XXXX% which is within tolerance of accuracy and would clear exception if there is evidence XXXX CD was received at least 3 business days prior to consummation.
Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: Ten Percent Fee Tolerance exceeded. Total amount of $3,066.95 exceeds tolerance of $1,684.00 plus 10% or $1,852.40. Insufficient or no cure was provided to the borrower
Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Creditor did not provide a copy of each valuation to applicant three business days prior to consummation.	Federal Compliance - TRID Additional 3-Day Waiting Period Timing Test – Regular Transaction: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Interim Closing Disclosure Timing Test: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_12957	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Document Error - YTD P&L Statement was not signed and/or dated by Borrower. (XXXX): Borrower: XXXXXXXXXXXXXXXX// Employment Type: Employment / Income Type: Sole Proprietor / Start Date: XX/XX/XXXX // Document: P&L Statement / Document Date: XX/XX/XXXX / Tax Year: <empty>	1	3	[3] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $2,889.00 exceeds tolerance of $120.00 plus 10% or $132.00. Insufficient or no cure was provided to the borrower. (0)
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX020)	Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: The file is missing a valid Change of Circumstance for the increase in Discount Points. Insufficient or no cure was provided to the borrower.
																						Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Receipt of Appraisal Without Waiver is not provided to borrower within three business days prior to consummation					TRID SOL Expired	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_12958	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX Disaster Name: XXXXXXXXXXXXXX XXXX, XXXXXXXX, XXXX Disaster Declaration Date: XX/XX/XXXX			1				1							-	C	C	C	C	C	A	A	A	A	A	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_12959	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Safe Harbor QM	3	3	[3] Asset Calculation / Analysis - AUS Findings: Available for Closing discrepancy.: Documented qualifying Assets of $XXXX is less than AUS Available for Closing of $XXXX.
[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: XX/XX/XXXX
Disaster End Date: XX/XX/XXXX
Disaster Name: XXXXXXXXX, XXXXXXXXXXXX
Disaster Declaration Date: XX/XX/XXXX
[3] Insurance Analysis - Insufficient Coverage: Hazard insurance coverage amount is insufficient.
[2] AUS Discrepancy / Guidelines Discrepancy - AUS Findings: Qualifying asset balance discrepancy.: Calculated qualifying asset balance of $XXXX is less than AUS qualifying asset balance of $XXXX.	AUS approval required verified reserves of $XXXX. Borrower's retirement account in the amount of $XXXX was verified however only 70% (XXXX) of funds is allowed to be used. Using the coverage listed on the insurance binder, the coverage shortage is $111,250.00. AUS approval required verified reserves of $XXXX. Borrower's retirement account in the amount of $XXXX was verified however only 70% (XXXX) of funds is allowed to be used.	1	3	[3] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Safe Harbor QM.
[3] Federal Compliance - Federal Loan Originator Compensation - Individual LO Not NMLS Licensed at Time of Application: Truth in Lending Act (NMLSR Dodd- Frank 2014): Individual Loan Originator not NMLS licensed or registered at time of application.
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX020)	Federal Compliance - Check Loan Designation Match - QM: The loan is missing asset documents required by the AUS approval, causing the loan to waterfall through the QM Testing, resulting in a Loan Designation discrepancy.
Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Verification final Appraisal report was delivered to borrower at least 3 business days prior to closing was not provided.	Federal Compliance - Check Loan Designation Match - QM: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

Federal Compliance - Federal Loan Originator Compensation - Individual LO Not NMLS Licensed at Time of Application: "Assignee Liability:  Civil actions that may be brought against a creditor may be maintained against any assignee only if the violation is apparent on the face of the disclosure or other documents assigned, except where the assignment was involuntary.  This civil liability may include $4,000, in the case of an individual transaction, or the lesser of $500,000 or 1% of the creditor's net worth in the case of a class action (effectiveXX/XX/XXXXthis amount increases to the lesser of $1,000,000 or 1%), as well as actual damages, court costs, and attorneys' fees.  For an anti-steering violation, the creditor may also be liable in an amount equal to the sum of all finance charges and fees paid by the consumer, unless the creditor demonstrates the failure to comply is not material.  Notwithstanding any other provision of law, when a creditor, assignee, or other holder or anyone acting on behalf of the creditor, assignee, or holder, initiates a judicial or nonjudicial foreclosure of the residential mortgage loan, or any other action to collect the debt in connection with such loan, a consumer may assert a violation as a matter of defense by recoupment or set off without regard for the time limit on a private action for damages.
																								EffectiveXX/XX/XXXX in addition to the aforementioned, the individual Loan Originator could be liable for statutory damages. The maximum liability is the greater of actual damages or 3 times the loan originator's compensation or gain, plus the cost to the consumer of the action. The Dodd-Frank Act extended the statute of limitations on TILA violations to 3 years from the date of the violation."			TILA ATR/QM	C	C	C	C	C	B	C	B	C	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_12960	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	2	1	1	2	[2] State Compliance - Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Retained by Lender): Ohio Consumer Sales Practices Act: Acknowledgement of Receipt of Home Mortgage Loan Information Document not retained by lender. [2] State Compliance - Ohio Consumer Sales Practices Act (No Documentation of Tangible Net Benefit Analysis): Ohio Consumer Sales Practices Act: Mortgage loan file does not contain documentation of the analysis of the borrower's reasonable tangible net benefit.	State Compliance - Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Retained by Lender): The Consumer Sales Practices Act (CSPA) generally does not provide for assignee liability. The Act provides that no claim or defense may be asserted under the Act by the Attorney General or any consumer against a purchaser or assignee of a mortgage loan for value for any action under the statute unless: (a) the violation was committed by the purchaser or assignee; or (b) the assignee or purchaser is affiliated by common control with the seller of the loan at the time the loan was purchased or assigned.
The CSPA gives authority to the Office to bring class actions, grant injunctions, and levy monetary fines. Additionally, the CSPA provides borrowers with a private right of action. Therefore, it is possible that any action commenced under the CSPA could result in reputational damage. Moreover, note that since the borrower is allowed to seek equitable remedies in a court of law as part of the private right of action, a court could reform the loan terms which could impact purchasers. Therefore, if the seller cannot be compelled to repurchase the loan, the assignee could face exposure.

																								State Compliance - Ohio Consumer Sales Practices Act (No Documentation of Tangible Net Benefit Analysis): The Consumer Sales Practices Act (CSPA) generally does not provide for assignee liability. The Act provides that no claim or defense may be asserted under the Act by the Attorney General or any consumer against a purchaser or assignee of a mortgage loan for value for any action under the statute unless: (a) the violation was committed by the purchaser or assignee; or (b) the assignee or purchaser is affiliated by common control with the seller of the loan at the time the loan was purchased or assigned. The CSPA gives authority to the Office to bring class actions, grant injunctions, and levy monetary fines. Additionally, the CSPA provides borrowers with a private right of action. Therefore, it is possible that any action commenced under the CSPA could result in reputational damage. Moreover, note that since the borrower is allowed to seek equitable remedies in a court of law as part of the private right of action, a court could reform the loan terms which could impact purchasers. Therefore, if the seller cannot be compelled to repurchase the loan, the assignee could face exposure.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	CMLTI 2025-RP3_12961	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Non QM	3	3	[3] AUS Discrepancy / Guidelines Discrepancy - AUS/Guideline Findings: All conditions were not met [3] Missing Document - E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement [3] Application / Processing - Missing Document: AUS not provided [3] Application / Processing - Missing Document: Missing Final 1003 [2] Asset Calculation / Analysis - Available for Closing is insufficient to cover Cash From Borrower.: Documented qualifying Assets for Closing of $XXXX is less than Cash From Borrower $XXXX.	File is missing the required AUS with all pages Assets are not provided in the file, Available for Closing is insufficient to cover Cash From Borrower.	1	3	[3] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Non QM.
[3] Federal Compliance - QM Employment History: Qualified Mortgage (Dodd-Frank 2014): Employment history requirement not met. (Jess/Coykendall/15400124)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax.  Fee Amount of $662.60 exceeds tolerance of $660.00.  Insufficient or no cure was provided to the borrower. (8304)
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.	Federal Compliance - Check Loan Designation Match - QM: The AUS approval is missing from the loan file, causing the loan to waterfall through the QM Testing.
Federal Compliance - QM Employment History: The AUS approval is missing from the loan file, causing the loan to waterfall through the QM Testing.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Transfer Tax fee was $660.00 disclosed on initial LE but $662.50 was disclosed on Closing disclosure. Sufficient Cure was not provided on file.	Federal Compliance - Check Loan Designation Match - QM: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA ATR/QM	C	C	C	C	C	C	C	C	C	C	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_12962	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	2	1				1				2	[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX020)	Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Appraisal receipt was not provided to the borrower with in 3 business days to the note date.					-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	CMLTI 2025-RP3_12963	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	3	1	1	3	[3] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Non QM.
[3] Federal Compliance - QM Points and Fees: Qualified Mortgage (Dodd Frank 2014): Points and Fees on subject loan of XXXXXX is in excess of the allowable maximum of the greater of .00000% of the Federal Total Loan Amount and $XXXX (XXXX). Points and Fees total $XXXX on a Federal Total Loan Amount of $XXXX vs. an allowable total of $XXXX and $XXXX (XXXX) (an overage of $XXXX or XXXXXX).
[3] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $2,670.00 exceeds tolerance of $1,380.00 plus 10% or $1,518.00.  Insufficient or no cure was provided to the borrower. (0)
[2] State Compliance - Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Received Timely): Ohio Consumer Sales Practices Act: Acknowledgement of Receipt of Home Mortgage Loan Information Document not received by borrower within five (5) business days of application.	Federal Compliance - Check Loan Designation Match - QM: The points and fees are more than allowable maximum, causing the loan to waterfall through the QM Testing, resulting in a Loan Designation discrepancy.
Federal Compliance - QM Points and Fees: Points and Fees on subject loan of XXXXXX is in excess of the allowable maximum of the greater of .00000% of the Federal Total Loan Amount and $XXXX (XXXX). Points and Fees total $XXXX on a Federal Total Loan Amount of $XXXX vs. an allowable total of $XXXX and $XXXX (XXXX) (an overage of $XXXX or XXXXXX).
Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: Ten Percent Fee Tolerance exceeded. Total amount of $2,670.00 exceeds tolerance of $1,380.00 plus 10% or $1,518.00. Insufficient or no cure was provided to the borrower.	Federal Compliance - Check Loan Designation Match - QM: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

State Compliance - Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Received Timely): The Consumer Sales Practices Act (CSPA) generally does not provide for assignee liability. The Act provides that no claim or defense may be asserted under the Act by the Attorney General or any consumer against a purchaser or assignee of a mortgage loan for value for any action under the statute unless: (a) the violation was committed by the purchaser or assignee; or (b) the assignee or purchaser is affiliated by common control with the seller of the loan at the time the loan was purchased or assigned.
																								The CSPA gives authority to the Office to bring class actions, grant injunctions, and levy monetary fines. Additionally, the CSPA provides borrowers with a private right of action. Therefore, it is possible that any action commenced under the CSPA could result in reputational damage. Moreover, note that since the borrower is allowed to seek equitable remedies in a court of law as part of the private right of action, a court could reform the loan terms which could impact purchasers. Therefore, if the seller cannot be compelled to repurchase the loan, the assignee could face exposure.			TILA ATR/QM	A	A	A	A	A	C	C	C	C	C	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_12964	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Safe Harbor QM	3	3	[3] AUS Discrepancy / Guidelines Discrepancy - AUS/Guideline Findings: All conditions were not met [3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX Disaster Name: XXXXXXXXXXX Disaster Declaration Date: XX/XX/XXXX [3] Application / Processing - Missing Document: AUS not provided	The file is missing the required AUS approval.	1	3	[3] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Safe Harbor QM.
[3] Federal Compliance - NMLS - Missing Evidence of Initial Loan Application Date: Truth in Lending Act (NMLSR Dodd- Frank 2014): Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.
[3] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (InitiXX/XX/XXXX020)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Mortgage Broker Fee.  Fee Amount of $6,810.00 exceeds tolerance of $6,737.00.  Insufficient or no cure was provided to the borrower. (73109)
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.	Federal Compliance - Check Loan Designation Match - QM: The file is missing the required AUS approval, causing the loan to waterfall through the QM Testing, resulting in a Loan Designation discrepancy.
Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Zero Percent Fee Tolerance exceeded for Mortgage Broker Fee. Fee Amount of $6,810.00 exceeds tolerance of $6,737.00. Insufficient or no cure was provided to the borrower.	Federal Compliance - Check Loan Designation Match - QM: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

Federal Compliance - NMLS - Missing Evidence of Initial Loan Application Date: Assignee Liability:  Civil actions that may be brought against a creditor may be maintained against any assignee only if the violation is apparent on the face of the disclosure or other documents assigned, except where the assignment was voluntary.  This civil liability may include $4,000, in the case of an individual transaction, or the lesser of $500,000 or 1% of the creditor's net worth in the case of a class action (effectiveXX/XX/XXXXthis amount increases to the lesser of $1,000,000 or 1%), as well as actual damages, court costs, and attorneys' fees.  For an anti-steering violation, the creditor may also be liable in an amount equal to the sum of all finance charges and fees paid by the consumer, unless the creditor demonstrates the failure to comply is not material.  Notwithstanding any other provision of law, when a creditor, assignee, or other holder or anyone acting on behalf of the creditor, assignee, or holder, initiates a judicial or nonjudicial foreclosure of the residential mortgage loan, or any other action to collect the debt in connection with such loan, a consumer may assert a violation as a matter of defense by recoupment or set off without regard for the time limit on a private action for damages.

EffectiveXX/XX/XXXX in addition to the aforementioned, the individual Loan Originator could be liable for statutory damages. The maximum liability is the greater of actual damages or 3 times the loan originator's compensation or gain, plus the cost to the consumer of the action. The Dodd-Frank Act extended the statute of limitations on TILA violations to 3 years from the date of the violation.

Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA ATR/QM	C	C	C	C	C	B	C	B	C	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_12965	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	3	1	1	3	[3] Federal Compliance - TRID Initial Loan Estimate Timing Electronically Provided: TILA-RESPA Integrated Disclosure: Loan Estimate not delivered to Borrower(s) within three (3) business days of application. Initial Loan Estimate dated XX/XX/XXXX was electronically provided without or prior to borrower's consent to receive electronic disclosures. Failure to comply with the provisions of the E-Sign Act and failure to provide good faith estimate of fees timely may result in additional fee tolerance violations. (InitiXX/XX/XXXX020)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Attorney's Fee (Closing Agent Only).  Fee Amount of $450.00 exceeds tolerance of $0.00.  Insufficient or no cure was provided to the borrower. (7743)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points.  Fee Amount of $691.60 exceeds tolerance of $0.00.  Insufficient or no cure was provided to the borrower. (7200)
[2] Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:PrimaXX/XX/XXXX020)	Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Attorney's Fee was not disclosed on Loan Estimate. File does not contain a valid COC for this fee, nor evidence of cure.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Loan Discount Points was not disclosed on Loan Estimate.  File does not contain a valid COC for this fee, nor evidence of cure.
Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): Verification appraisal was delivered to borrower was not provided.	Federal Compliance - TRID Initial Loan Estimate Timing Electronically Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): There is generally no Assignee Liability.			TRID SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	CMLTI 2025-RP3_12966	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Application / Processing - Missing Document: Purchase Agreement / Sales Contract not provided [2] Asset Calculation / Analysis - Available for Closing is insufficient to cover Cash From Borrower.: Documented qualifying Assets for Closing of $XXXX is less than Cash From Borrower $XXXX.	The loan file is missing asset documents to verify the fees paid outside of closing.		3	[3] Appraisal Documentation - Missing Document: Appraisal was made "subject to" and Form 1004D/442 was not provided.: Valuation Type: Appraisal / Valuation Report Date: XX/XX/XXXX			2	[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX020)	Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Verification appraisal was delivered to borrower was not provided.					-	D	D	D	D	D	B	B	B	B	B	C	C	C	C	C	D	D	D	D	D
XXXX	XXXX	CMLTI 2025-RP3_12967	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Income Documentation - REO Documents are missing.: Address: XXXXXXXXXXXXXXXXStatement			1				1	[1] Federal Compliance - TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $2,986.20 exceeds tolerance of $2,599.00 plus 10% or $2,858.90. Sufficient or excess cure was provided to the borrower at Closing. (0)		REVIEWER - CURED COMMENT (2025-06-24): Sufficient Cure Provided At Closing				-	C	C	C	C	C	A	A	A	A	A	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_12968	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Limited Cash-out GSE	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Missing Document - E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement			1				2	[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. [2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.	Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.		Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.			-	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_12969	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Investment	Refinance Limited Cash-out GSE	N/A	3	3	[3] Asset Documentation - Asset documentation requirements not met.
[3] AUS Discrepancy / Guidelines Discrepancy - AUS/Guideline Findings: All conditions were not met
[3] Asset Documentation - Guideline Issue:Insufficient asset documentation.: Financial Institution: XXXXXXXXXXXXXXXX // Account Type: XXXX / Account Number: XXXX
[3] Insurance Analysis - Insufficient Coverage: Hazard insurance coverage amount is insufficient.
[3] Application / Processing - Missing Document: AUS not provided
[3] Income Documentation - REO Documents are missing.: Address: XXXXXXXXXXXXXX Statement
													[3] Income Documentation - REO Documents are missing.: Address: XXXXXXXXXXXXXXStatement	XXXXXXXXXXXXXXXX Business Account statement from XX/XX/XXXX to XX/XX/XXXX statement provided; DU required two months of consecutive statements. The file is missing AUS. XX/XX/XXXX to XX/XX/XXXX statement provided; DU required two months of consecutive statements. Using the coverage listed on the insurance binder, the coverage shortage is $64,832.00.		1				2	[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX020) [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. [2] Application / Processing - Missing Document: Missing Lender's Initial 1003	Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: No Documentation in the file to evidence borrower was provided with a copy of valuation three (3) business days prior to consummation.		Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.			-	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_12970	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	3	1	1	3	[3] Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Underdisclosed - October 2018: TILA-RESPA Integrated Disclosure - Loan Disclosures: Non Escrowed Property Costs over Year 1 of on Final Closing Disclosure provided on XX/XX/XXXX are underdisclosed. (FinXX/XX/XXXX021)
[2] Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:PrimaXX/XX/XXXX020)	Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Underdisclosed - October 2018: Non Escrowed Property Costs over Year 1 of on Final Closing Disclosure provided on XX/XX/XXXX are underdisclosed.
Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): Verification appraisal was delivered to borrower was not provided.	Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Underdisclosed - October 2018: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): There is generally no Assignee Liability.			TRID SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	CMLTI 2025-RP3_12971	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX Disaster Name: XXXXXXXXXXXXX Disaster Declaration Date: XX/XX/XXXX			1				3	[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for TX Guaranty Fee. Fee Amount of $2.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (77222)	Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TX Guaranty Fee increased to $2.00 without a valid change of circumstance. Insufficient or no cure was provided to the borrower.		Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_12972	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Investment	Purchase	N/A	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	CMLTI 2025-RP3_12973	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Application / Processing - FEMA Disaster Issue: Property is located in a FEMA Disaster area and has not been inspected.: Disaster Name: XXXXXXXXXXXXXX XXXXXXXXXXXX Disaster Declaration Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX			1				1							-	C	C	C	C	C	A	A	A	A	A	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_12974	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Non QM	3	1	1	3	[3] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Non QM.
[3] Federal Compliance - QM Points and Fees 2021: Qualified Mortgage (Dodd Frank 2014): Points and Fees on subject loan of XXXX% is in excess of the allowable maximum of  3.00000% of the Federal Total Loan Amount. Points and Fees total $XXXX on a Federal Total Loan Amount of $XXXX vs. an allowable total of $XXXX (an overage of $XXXX or XXXX%).
[3] Federal Compliance - TRID Lender Credit Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure:Zero Percent Fee Tolerance exceeded for Lender Credits. Final Lender Credit of $-31.00 exceeds tolerance of $-81.00. Insufficient or no cure was provided to the borrower. (9300)	Federal Compliance - Check Loan Designation Match - QM: The points and fees are more than allowable maximum, causing the loan to waterfall through the QM Testing, resulting in a Loan Designation discrepancy.
Federal Compliance - QM Points and Fees 2021: Points and Fees on subject loan of XXXX% is in excess of the allowable maximum of  3.00000% of the Federal Total Loan Amount. Points and Fees total $XXXX on a Federal Total Loan Amount of $XXXX vs. an allowable total of $XXXX (an overage of $XXXX or XXXX%).
Federal Compliance - TRID Lender Credit Tolerance Violation Without Sufficient Cure Provided: Zero Percent Fee Tolerance exceeded for Lender Credits. Final Lender Credit of $-31.00 exceeds tolerance of $-81.00. Insufficient or no cure was provided to the borrower.	Federal Compliance - Check Loan Designation Match - QM: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

																								Federal Compliance - TRID Lender Credit Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TILA ATR/QM	A	A	A	A	A	C	C	C	C	C	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_12975	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	2	1	1	2	[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX021)
																					[1] Federal Compliance - TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $1,894.50 exceeds tolerance of $1,423.00 plus 10% or $1,565.30. Sufficient or excess cure was provided to the borrower at Closing. (0)	Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	REVIEWER - CURED COMMENT (2025-06-23): Sufficient Cure Provided At Closing				-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	CMLTI 2025-RP3_12976	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX Disaster Name: XXXXXXXXXXX Disaster Declaration Date: XX/XX/XXXX			1				1							-	C	C	C	C	C	A	A	A	A	A	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_12977	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Non QM	3	3	[3] AUS Discrepancy / Guidelines Discrepancy - AUS/Guideline Findings: All conditions were not met [3] Missing Document - E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement [3] Application / Processing - Missing Document: AUS not provided [3] Application / Processing - Missing Document: Missing Final 1003	The AUS approval is missing from the loan file.	1	3	[3] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Non QM.
[3] Federal Compliance - Overtime Bonus Method of Calculation: Qualified Mortgage (Dodd-Frank 2014): Significant income variation requires a period of more than two (2) years when calculating the average Overtime/Bonus income. (XXXXXXXXXXXXX Inc/Bonus)
[3] Miscellaneous Compliance - Wages Continuance: Qualified Mortgage (Dodd-Frank 2014): Employment not likely to continue. (XXXXXXXXXXXXX Inc/Wages)
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.
[2] Federal Compliance - RESPA - Initial Escrow Account statement Inaccurate: RESPA: Initial escrow account statement does not match charges on HUD-1/Final Closing Disclosure.	Federal Compliance - Check Loan Designation Match - QM: The loan is missing the final AUS approval associated with the DU Early Check Results, causing the loan to waterfall through the QM Testing.
Federal Compliance - Overtime Bonus Method of Calculation: The loan is missing the final AUS approval associated with the DU Early Check Results, causing the loan to waterfall through the QM Testing.
Miscellaneous Compliance - Wages Continuance: The loan is missing the final AUS approval associated with the DU Early Check Results, causing the loan to waterfall through the QM Testing.	Federal Compliance - Check Loan Designation Match - QM: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																								Federal Compliance - RESPA - Initial Escrow Account statement Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA ATR/QM	C	C	C	C	C	C	C	C	C	C	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_12978	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	2	2	[2] Asset Calculation / Analysis - Available for Closing is insufficient to cover Cash From Borrower.: Documented qualifying Assets for Closing of $XXXX is less than Cash From Borrower $XXXX.	Missing documented assets in file.		1				1							-	C	C	C	C	C	A	A	A	A	A	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_12980	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	2	1				1				2	[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX021)	Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Receipt of Appraisal Without Waiver is not provided to borrower within three business days prior to consummation					-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	CMLTI 2025-RP3_12981	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	3	1				1				3	[3] Federal Compliance - TRID Interim Closing Disclosure Timing Test: TILA-RESPA Integrated Disclosure – Corrected Closing Disclosure provided on or after XX/XX/XXXX contains a change in loan product and a complete Closing Disclosure was not received by borrower at least three (3) business days prior to consummation.			Federal Compliance - TRID Interim Closing Disclosure Timing Test: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	CMLTI 2025-RP3_12984	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	3	3	[3] AUS Discrepancy / Guidelines Discrepancy - AUS/Guideline Findings: All conditions were not met
[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: XX/XX/XXXX
Disaster End Date: XX/XX/XXXX
Disaster Name: XXXXXXXXXXXXXX XXXXXXXXXXXX
Disaster Declaration Date: XX/XX/XXXX
[3] Application / Processing - Missing Document: AUS not provided
[3] Mortgage / Program Eligibility - Missing Document: Note - Subordinate Lien not provided
[3] Application / Processing - Missing Document: Purchase Agreement / Sales Contract not provided
[3] Credit Documentation - Missing Document: Subordination Agreement not provided	The AUS approval is missing from the loan file.	1	3	[3] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Non QM.
[3] Federal Compliance - Commission Tax Documentation: Qualified Mortgage (Dodd-Frank 2014): Commission income missing two years consecutive signed tax returns or tax transcripts (Druga,Richard Pegasus Logistics Group/Commission)
[3] Federal Compliance - NMLS - Missing Evidence of Initial Loan Application Date: Truth in Lending Act (NMLSR Dodd- Frank 2014): Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.
[3] Federal Compliance - TRID Final Closing Disclosure Amount Financed Test: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on XX/XX/XXXX disclosed an Amount Financed disclosed an inaccurate Amount Financed. The disclosed Amount Financed in the amount of $545,946.50 is over disclosed by $332.90 compared to the calculated Amount Financed of $545,613.60 and the disclosed Finance Charge is not accurate within applicable tolerances for Amount Financed to be considered accurate (fee amounts included in Amount Financed and Finance Charge calculations are based on Closing Disclosure dated XX/XX/XXXX). (FinXX/XX/XXXX021)
[3] Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on XX/XX/XXXX disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan.  The disclosed Finance Charge in the amount of $326,619.45 is under disclosed by $332.90 compared to the calculated Finance Charge of $326,952.35 which exceeds the $100.00 threshold (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated XX/XX/XXXX). (FinXX/XX/XXXX021)
[3] Federal Compliance - TRID Loan Estimate Timing: TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application. (InitiXX/XX/XXXX021)
[2] Federal Compliance - ECOA Appraisal Disclosure - ECOA Timing: ECOA - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure within 3 days of the loan application date.
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX021)
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.	Federal Compliance - Check Loan Designation Match - QM: The file is missing the required AUS, causing the loan to waterfall through the QM Testing, Resulting in a Loan Designation discrepancy.
Federal Compliance - Commission Tax Documentation: The file is missing the required AUS, causing the loan to waterfall through the QM Testing.
Federal Compliance - TRID Final Closing Disclosure Amount Financed Test: Amount Financed disclosed on final closing disclosure document datedXX/XX/XXXX is $545,946.50. Calculated amount financed is $545,613.60, The variance is $332.90.
Federal Compliance - TRID Final Closing Disclosure Finance Charge: Finance Charge disclosed on final closing disclosure document datedXX/XX/XXXX is $326,619.45. Calculated finance charge is $326,952.35.  Variance of $332.90.
Federal Compliance - TRID Loan Estimate Timing: Loan Estimate not delivered or placed in the mail to Borrower within three business days of application.
Federal Compliance - ECOA Appraisal Disclosure - ECOA Timing: Verification of appraisal being delivered to the borrower was not provided.
Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Verification of appraisal being delivered to the borrower was not provided.	Federal Compliance - Check Loan Designation Match - QM: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

Federal Compliance - NMLS - Missing Evidence of Initial Loan Application Date: Assignee Liability:  Civil actions that may be brought against a creditor may be maintained against any assignee only if the violation is apparent on the face of the disclosure or other documents assigned, except where the assignment was voluntary.  This civil liability may include $4,000, in the case of an individual transaction, or the lesser of $500,000 or 1% of the creditor's net worth in the case of a class action (effectiveXX/XX/XXXXthis amount increases to the lesser of $1,000,000 or 1%), as well as actual damages, court costs, and attorneys' fees.  For an anti-steering violation, the creditor may also be liable in an amount equal to the sum of all finance charges and fees paid by the consumer, unless the creditor demonstrates the failure to comply is not material.  Notwithstanding any other provision of law, when a creditor, assignee, or other holder or anyone acting on behalf of the creditor, assignee, or holder, initiates a judicial or nonjudicial foreclosure of the residential mortgage loan, or any other action to collect the debt in connection with such loan, a consumer may assert a violation as a matter of defense by recoupment or set off without regard for the time limit on a private action for damages.

EffectiveXX/XX/XXXX in addition to the aforementioned, the individual Loan Originator could be liable for statutory damages. The maximum liability is the greater of actual damages or 3 times the loan originator's compensation or gain, plus the cost to the consumer of the action. The Dodd-Frank Act extended the statute of limitations on TILA violations to 3 years from the date of the violation.

Federal Compliance - TRID Final Closing Disclosure Amount Financed Test: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Loan Estimate Timing: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA ATR/QM	D	D	D	D	D	C	C	C	C	C	A	A	A	A	A	D	D	D	D	D
XXXX	XXXX	CMLTI 2025-RP3_12985	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Missing Document - E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement			1				1	[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $148.85 exceeds tolerance of $103.00. Sufficient or excess cure was provided to the borrower at Closing. (7520)		REVIEWER - CURED COMMENT (2025-06-20): Sufficient Cure Provided At Closing				-	C	C	C	C	C	A	A	A	A	A	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_12986	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Safe Harbor QM (43-Q)	3	3	[3] AUS Discrepancy / Guidelines Discrepancy - AUS/Guideline Findings: All conditions were not met [3] Missing Document - E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement	The loan is missing the final AUS approval associated with the DU Early Check Results.	1	3	[3] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Safe Harbor QM (43-Q).
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX021)
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.	Federal Compliance - Check Loan Designation Match - QM: The loan is missing the final AUS approval associated with the DU Early Check Results, causing the loan to waterfall through the QM Testing.
Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Appraisal receipt was not provided to the borrower with in 3 business days to the note date.	Federal Compliance - Check Loan Designation Match - QM: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

																								Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA ATR/QM	C	C	C	C	C	B	C	B	C	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_12988	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	3	3	[3] AUS Discrepancy / Guidelines Discrepancy - AUS/Guideline Findings: All conditions were not met [3] Missing Document - E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement [3] Application / Processing - Missing Document: AUS not provided [3] Application / Processing - Missing Document: Purchase Agreement / Sales Contract not provided [2] Asset Calculation / Analysis - Available for Closing is insufficient to cover Cash From Borrower.: Documented qualifying Assets for Closing of $XXXX is less than Cash From Borrower $XXXX.	AUS is not provided. Documented qualifying Assets for Closing of $XXXX is insufficient to cover Cash From Borrower $XXXX.	1	3	[3] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Non QM.
[3] Federal Compliance - NMLS - Missing Evidence of Initial Loan Application Date: Truth in Lending Act (NMLSR Dodd- Frank 2014): Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.
[3] Federal Compliance - QM Employment History: Qualified Mortgage (Dodd-Frank 2014): Employment history requirement not met. (XXXXXXXXXXXXX/XXXX)
[3] Federal Compliance - TRID Initial Loan Estimate Timing Electronically Provided: TILA-RESPA Integrated Disclosure: Loan Estimate not delivered to Borrower(s) within three (3) business days of application. Initial Loan Estimate dated XX/XX/XXXX was electronically provided without or prior to borrower's consent to receive electronic disclosures. Failure to comply with the provisions of the E-Sign Act and failure to provide good faith estimate of fees timely may result in additional fee tolerance violations. (InitiXX/XX/XXXX021)
[3] Federal Compliance - TRID Lender Credit Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure:Zero Percent Fee Tolerance exceeded for Lender Credits.  Final Lender Credit of $-3,640.64 exceeds tolerance of $-7,324.00. Insufficient or no cure was provided to the borrower. (9300)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee.  Fee Amount of $700.00 exceeds tolerance of $550.00.  Insufficient or no cure was provided to the borrower. (7506)
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX021)
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.	Federal Compliance - Check Loan Designation Match - QM: The file is missing the final AUS causing the loan to waterfall through the QM Testing.
Federal Compliance - QM Employment History: The file is missing the final AUS causing the loan to waterfall through the QM Testing.
Federal Compliance - TRID Lender Credit Tolerance Violation Without Sufficient Cure Provided: Zero Percent Fee Tolerance exceeded for Lender Credits.  Final Lender Credit of $-3,640.64 exceeds tolerance of $-7,324.00. Insufficient or no cure was provided to the borrower.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Zero Percent Fee Tolerance exceeded for Appraisal Fee.  Fee Amount of $700.00 exceeds tolerance of $550.00.  Insufficient or no cure was provided to the borrower.
Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: There is not evidence in the file that the borrower received a copy of the appraisal report at least three (3) business days prior to closing.	Federal Compliance - Check Loan Designation Match - QM: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

Federal Compliance - NMLS - Missing Evidence of Initial Loan Application Date: Assignee Liability:  Civil actions that may be brought against a creditor may be maintained against any assignee only if the violation is apparent on the face of the disclosure or other documents assigned, except where the assignment was voluntary.  This civil liability may include $4,000, in the case of an individual transaction, or the lesser of $500,000 or 1% of the creditor's net worth in the case of a class action (effectiveXX/XX/XXXXthis amount increases to the lesser of $1,000,000 or 1%), as well as actual damages, court costs, and attorneys' fees.  For an anti-steering violation, the creditor may also be liable in an amount equal to the sum of all finance charges and fees paid by the consumer, unless the creditor demonstrates the failure to comply is not material.  Notwithstanding any other provision of law, when a creditor, assignee, or other holder or anyone acting on behalf of the creditor, assignee, or holder, initiates a judicial or nonjudicial foreclosure of the residential mortgage loan, or any other action to collect the debt in connection with such loan, a consumer may assert a violation as a matter of defense by recoupment or set off without regard for the time limit on a private action for damages.

EffectiveXX/XX/XXXX in addition to the aforementioned, the individual Loan Originator could be liable for statutory damages. The maximum liability is the greater of actual damages or 3 times the loan originator's compensation or gain, plus the cost to the consumer of the action. The Dodd-Frank Act extended the statute of limitations on TILA violations to 3 years from the date of the violation.

Federal Compliance - TRID Initial Loan Estimate Timing Electronically Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Lender Credit Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.

																								Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA ATR/QM	D	D	D	D	D	C	C	C	C	C	A	A	A	A	A	D	D	D	D	D
XXXX	XXXX	CMLTI 2025-RP3_12989	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX Disaster Name: XXXXXXXXXXXXXXX Disaster Declaration Date: XX/XX/XXXX			1				1							-	C	C	C	C	C	A	A	A	A	A	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_12990	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	3	1	1	3	[3] Federal Compliance - TRID Closing Disclosure Issue Date Not Provided: TILA-RESPA Integrated Disclosure: Closing Disclosure estimated to be provided on XX/XX/XXXX did not disclose the actual Date Issued. Unable to conclusively determine Final Closing disclosure to use to test for compliance with applicable TRID timing requirements, TRID fee tolerance testing or accuracy of disclosures at or before consummation due to missing Issue Date. Tested using an estimated Date Issued based on best information available. (InitiXX/XX/XXXX021)
[3] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (InitiXX/XX/XXXX021)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of $1,136.85 exceeds tolerance of $1,136.00. Insufficient or no cure was provided to the borrower. (8304)	Federal Compliance - TRID Closing Disclosure Issue Date Not Provided: Issue date is not provided on closing disclosure and information are missing on CD.
Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Initial CD Issued less than 6 days prior to closing and received by the borrower less than 3 business days prior to closing
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Transfer Fee was last disclosed as $1,136.00 on LE but disclosed as $1,136.85 on Final Closing Disclosure. File does not contain a valid COC for this fee, nor evidence of cure in file. Provide a post-close CD disclosing the tolerance cure to include $0.85, a copy of refund check, proof of delivery, and a copy of the letter of explanation sent to the borrower disclosing the changes made.	Federal Compliance - TRID Closing Disclosure Issue Date Not Provided: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	CMLTI 2025-RP3_12991	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	3	1	1	3	[3] Federal Compliance - TRID Revised Loan Estimate Timing Before Closing: TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on XX/XX/XXXX not received by borrower at least four (4) business days prior to closing. (InterXX/XX/XXXX021)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Processing Fee.  Fee Amount of $35.00 exceeds tolerance of $0.00.  Insufficient or no cure was provided to the borrower. (77179)
[2] Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:PrimaXX/XX/XXXX021)
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.	Federal Compliance - TRID Revised Loan Estimate Timing Before Closing: Loan Estimate provided on XX/XX/XXXX not received by borrower at least four (4) business days prior to closing.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: No valid Change of circumstance provided, nor evidence of cure in file.
Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing.	Federal Compliance - TRID Revised Loan Estimate Timing Before Closing: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): There is generally no Assignee Liability.			TRID SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	CMLTI 2025-RP3_12992	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Safe Harbor QM (43-Q)	3	3	[3] AUS Discrepancy / Guidelines Discrepancy - AUS/Guideline Findings: All conditions were not met [3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	Private Mortgage Insurance document not provided.	1	3	[3] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Safe Harbor QM (43-Q).
[3] Federal Compliance - TRID Final Closing Disclosure Mortgage Insurance Payment: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on XX/XX/XXXX disclosed a mortgage insurance payment for payment stream 1 that does not match the actual payment for the loan. (ProjSeq:1/2824209)
[3] Federal Compliance - TRID Final Closing Disclosure Projected P&I Min Payment Fixed Rate Subsequent Payments: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on XX/XX/XXXX disclosed a periodic principal and interest payment for payment stream 2 that does not match the actual payment for the loan. (ProjSeq:2/2824210)	Federal Compliance - Check Loan Designation Match - QM: The loan is missing mortgage insurance certificate required by the AUS approval, causing the loan to waterfall through the QM Testing.
Federal Compliance - TRID Final Closing Disclosure Mortgage Insurance Payment: Private Mortgage Insurance  document not provided.
Federal Compliance - TRID Final Closing Disclosure Projected P&I Min Payment Fixed Rate Subsequent Payments: Disclosure did not show the interest payment for payment stream 2 accurately.	Federal Compliance - Check Loan Designation Match - QM: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

Federal Compliance - TRID Final Closing Disclosure Mortgage Insurance Payment: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Final Closing Disclosure Projected P&I Min Payment Fixed Rate Subsequent Payments: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TILA ATR/QM	C	C	C	C	C	B	C	B	C	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_12993	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Closing / Title - Loan is not using the new FNMA Legal Documents.	Loan is not using Version XXXX or later FNMA Legal Documents.	1	3	[3] Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Under Disclosed: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on XX/XX/XXXX disclosed an escrow payment for payment stream 2 that does not match the actual payment for the loan. (ProjSeq:2/2827432)
[3] Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Under Disclosed Test: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on XX/XX/XXXX disclosed an escrow payment for payment stream 1 that does not match the actual payment for the loan. (ProjSeq:1/2827431)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $525.00 exceeds tolerance of $252.00. Insufficient or no cure was provided to the borrower. (7506)	Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Under Disclosed: Estimated escrow in Final CD is inconsistent with the tax payment documented in file and required by Final AUS.
Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Under Disclosed Test: Estimated escrow in Final CD is inconsistent with the tax payment documented in file and required by Final AUS.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: 0% tolerance was exceeded by $273.00 due to Increase of Appraisal Fee. No valid COC provided, nor evidence of cure in file.	Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Under Disclosed: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Under Disclosed Test: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_12994	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Closing / Title - Loan is not using the new FNMA Legal Documents.	Loan is not using version XX/XX/XXXXNMA Legal Documents.		1				2	[2] Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:PrimaXX/XX/XXXX021)	Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): Proof of appraisal delivery not provided.		Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): There is generally no Assignee Liability.			-	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_12995	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Limited Cash-out GSE	Non QM	3	3	[3] AUS Discrepancy / Guidelines Discrepancy - AUS/Guideline Findings: All conditions were not met
[3] Missing Document - E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement
[3] Insurance Analysis - Insufficient Coverage: Hazard insurance coverage amount is insufficient.
[3] Closing / Title - Loan is not using the new FNMA Legal Documents.
[3] Mortgage / Program Eligibility - Missing Document: Note - Subordinate Lien not provided
[3] Guideline Issue - This loan closed during the XXXX XXXX timeframe. Asset Account date is more than 60 days prior to the Note date or notary date.: Financial Institution: XXXXXXXXXXXXXX // Account Type: Checking / Account Number: XXXX Note Date: XX/XX/XXXX; Notary Date: XX/XX/XXXX	The AUS approval is missing from the loan file. Using the coverage listed on the insurance binder, the coverage shortage is $41,400.00 Loan is not using Version XXXX or later FNMA Legal Documents	1	3	[3] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Non QM.
[3] Federal Compliance - NMLS - Missing Evidence of Initial Loan Application Date: Truth in Lending Act (NMLSR Dodd- Frank 2014): Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.
[3] Federal Compliance - QM DTI: Qualified Mortgage (Dodd-Frank 2014): Total Debt to Income Ratio exceeds 43% and the images do not provide evidence loan is eligible for purchase, guarantee or insurance by the appropriate agency.
[3] Federal Compliance - QM Employment History: Qualified Mortgage (Dodd-Frank 2014): Employment history requirement not met. (Ryan/Hays/15400199)
[3] Federal Compliance - TRID Initial Loan Estimate Timing Electronically Provided: TILA-RESPA Integrated Disclosure: Loan Estimate not delivered to Borrower(s) within three (3) business days of application. Initial Loan Estimate dated XX/XX/XXXX was electronically provided without or prior to borrower's consent to receive electronic disclosures. Failure to comply with the provisions of the E-Sign Act and failure to provide good faith estimate of fees timely may result in additional fee tolerance violations. (InitiXX/XX/XXXX021)
[2] State Compliance - Colorado Consumer Credit Code (First Lien Refinance Notice Not Provided): Colorado Consumer Credit Code: Borrower not provided First Lien Refinance Notice.
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.	Federal Compliance - Check Loan Designation Match - QM: File is missing the required AUS with all pages; loan is defaulting to standard ATR/QM documentation requirements, causing the loan to waterfall through the QM testing, resulting in a Loan Designation discrepancy.
Federal Compliance - QM DTI: File is missing the required AUS with all pages; loan is defaulting to standard ATR/QM documentation requirements, causing the loan to waterfall through the QM testing.
Federal Compliance - QM Employment History: File is missing the required AUS with all pages; loan is defaulting to standard ATR/QM documentation requirements, causing the loan to waterfall through the QM testing.	Federal Compliance - Check Loan Designation Match - QM: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

Federal Compliance - NMLS - Missing Evidence of Initial Loan Application Date: Assignee Liability:  Civil actions that may be brought against a creditor may be maintained against any assignee only if the violation is apparent on the face of the disclosure or other documents assigned, except where the assignment was voluntary.  This civil liability may include $4,000, in the case of an individual transaction, or the lesser of $500,000 or 1% of the creditor's net worth in the case of a class action (effectiveXX/XX/XXXXthis amount increases to the lesser of $1,000,000 or 1%), as well as actual damages, court costs, and attorneys' fees.  For an anti-steering violation, the creditor may also be liable in an amount equal to the sum of all finance charges and fees paid by the consumer, unless the creditor demonstrates the failure to comply is not material.  Notwithstanding any other provision of law, when a creditor, assignee, or other holder or anyone acting on behalf of the creditor, assignee, or holder, initiates a judicial or nonjudicial foreclosure of the residential mortgage loan, or any other action to collect the debt in connection with such loan, a consumer may assert a violation as a matter of defense by recoupment or set off without regard for the time limit on a private action for damages.

EffectiveXX/XX/XXXX in addition to the aforementioned, the individual Loan Originator could be liable for statutory damages. The maximum liability is the greater of actual damages or 3 times the loan originator's compensation or gain, plus the cost to the consumer of the action. The Dodd-Frank Act extended the statute of limitations on TILA violations to 3 years from the date of the violation.

Federal Compliance - QM DTI: Although this issue is subject to a 3 year SOL for affirmative claims under TILA, AMC does not adjust grading taking into account TILA SOL for exceptions under ATR, given the potential for enhanced damages when asserting an ability to repay defense in response to an action to collect a debt by recoupment or set-off.

Federal Compliance - TRID Initial Loan Estimate Timing Electronically Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

State Compliance - Colorado Consumer Credit Code (First Lien Refinance Notice Not Provided): Assignee Liability:  For a transaction involving a security interest in land, any action that may be brought against the original creditor may be maintained against any subsequent assignee where the assignee, its subsidiaries, or affiliates were in a continuing business relationship with the original creditor either at the time the credit was extended or at the time of the assignment unless the assignment was involuntary or the assignee shows by a preponderance of evidence that it did not have reasonable grounds to believe that the original creditor was engaged in violations of the code and that it maintained procedures reasonably adapted to apprise it of the existence of the violations.

																								Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA ATR/QM	C	C	C	C	C	C	C	C	C	C	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_12996	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Safe Harbor QM (43-Q)	3	3	[3] AUS Discrepancy / Guidelines Discrepancy - AUS/Guideline Findings: All conditions were not met [3] Application / Processing - Missing Document: AUS not provided [2] Asset Calculation / Analysis - Available for Closing is insufficient to cover Cash From Borrower.: Documented qualifying Assets for Closing of $XXXX is less than Cash From Borrower $XXXX.	Initial 1003 and AUS documents are missing in loan file. Documented qualifying Assets for Closing of $XXXX is less than Cash From Borrower $XXXX.	1	3	[3] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Safe Harbor QM (43-Q).
[3] Federal Compliance - NMLS - Missing Evidence of Initial Loan Application Date: Truth in Lending Act (NMLSR Dodd- Frank 2014): Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.
[3] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (InitiXX/XX/XXXX021)
[3] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $2,476.78 exceeds tolerance of $1,446.00 plus 10% or $1,590.60.  Insufficient or no cure was provided to the borrower. (0)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points.  Fee Amount of $221.45 exceeds tolerance of $0.00.  Insufficient or no cure was provided to the borrower. (7200)
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX021)
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.	Federal Compliance - Check Loan Designation Match - QM: The AUS approval is missing from the loan file, causing the loan to waterfall through the QM Testing.
Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.
Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: Ten Percent Fee Tolerance exceeded. Total amount of $2,476.78 exceeds tolerance of $1,446.00 plus 10% or $1,590.60. Insufficient or no cure was provided to the borrower.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $221.45 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower.
Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Appraisal report dated XX/XX/XXXX is missing evidence of receipt.	Federal Compliance - Check Loan Designation Match - QM: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

Federal Compliance - NMLS - Missing Evidence of Initial Loan Application Date: Assignee Liability:  Civil actions that may be brought against a creditor may be maintained against any assignee only if the violation is apparent on the face of the disclosure or other documents assigned, except where the assignment was voluntary.  This civil liability may include $4,000, in the case of an individual transaction, or the lesser of $500,000 or 1% of the creditor's net worth in the case of a class action (effectiveXX/XX/XXXXthis amount increases to the lesser of $1,000,000 or 1%), as well as actual damages, court costs, and attorneys' fees.  For an anti-steering violation, the creditor may also be liable in an amount equal to the sum of all finance charges and fees paid by the consumer, unless the creditor demonstrates the failure to comply is not material.  Notwithstanding any other provision of law, when a creditor, assignee, or other holder or anyone acting on behalf of the creditor, assignee, or holder, initiates a judicial or nonjudicial foreclosure of the residential mortgage loan, or any other action to collect the debt in connection with such loan, a consumer may assert a violation as a matter of defense by recoupment or set off without regard for the time limit on a private action for damages.

EffectiveXX/XX/XXXX in addition to the aforementioned, the individual Loan Originator could be liable for statutory damages. The maximum liability is the greater of actual damages or 3 times the loan originator's compensation or gain, plus the cost to the consumer of the action. The Dodd-Frank Act extended the statute of limitations on TILA violations to 3 years from the date of the violation.

Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.

																								Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA ATR/QM	C	C	C	C	C	B	C	B	C	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_12997	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Safe Harbor QM (APOR)	3	3	[3] Missing Document - E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement [3] Closing / Title - Loan is not using the new FNMA Legal Documents.	Loan is not using Version XXXX or later FNMA Legal Documents.		1				1							-	C	C	C	C	C	A	A	A	A	A	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_12998	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Closing / Title - Missing Document: Rider - PUD not provided	1	3	[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Flood Certification (Life Of Loan). Fee Amount of $6.00 exceeds tolerance of $3.00. Insufficient or no cure was provided to the borrower. (7579)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $715.00 exceeds tolerance of $595.00. Insufficient or no cure was provided to the borrower. (7506)	Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Valid change of circumstance or sufficient cure is missing.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Valid change of circumstance or sufficient cure is missing.	Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_12999	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Safe Harbor QM (APOR)	3	3	[3] Closing / Title - Loan is not using the new FNMA Legal Documents. [2] Asset Calculation / Analysis - Available for Closing is insufficient to cover Cash From Borrower.: Documented qualifying Assets for Closing of $XXXX is less than Cash From Borrower $XXXX.	Incorrect Note version was provided. The loan file is missing asset documents to verify the fees paid outside of closing.		1				1							-	C	C	C	C	C	A	A	A	A	A	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_13000	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Safe Harbor QM (43-Q)	3	3	[3] Asset Documentation - Asset documentation requirements not met.
[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: XX/XX/XXXX
Disaster End Date: XX/XX/XXXX
Disaster Name: XXXXXXXXXXX
Disaster Declaration Date: XX/XX/XXXX
[3] Closing / Title - Loan is not using the new FNMA Legal Documents.
[2] AUS Discrepancy / Guidelines Discrepancy - AUS Findings: Qualifying asset balance discrepancy.: Calculated qualifying asset balance of  is less than AUS qualifying asset balance of $XXXX.
[2] Asset Calculation / Analysis - Available for Closing is insufficient to cover Cash From Borrower.: Documented qualifying Assets for Closing of $XXXX is less than Cash From Borrower $XXXX.	The borrower is short verified assets to close, required by the AUS approval. Loan is not using Version XXXX FNMA Legal Documents. The borrower is short verified assets to close, required by the AUS approval. The borrower is short verified assets to close, required by the AUS approval.	1	3	[3] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Safe Harbor QM (43-Q).
[3] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.
[3] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).
[3] Federal Compliance - TRID Final Closing Disclosure Amount Financed Test: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on XX/XX/XXXX disclosed an Amount Financed disclosed an inaccurate Amount Financed. The disclosed Amount Financed in the amount of $288,739.69 is over disclosed by $150.00 compared to the calculated Amount Financed of $288,589.69 and the disclosed Finance Charge is not accurate within applicable tolerances for Amount Financed to be considered accurate (fee amounts included in Amount Financed and Finance Charge calculations are based on Closing Disclosure dated XX/XX/XXXX). (FinXX/XX/XXXX021)
[3] Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on XX/XX/XXXX disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan.  The disclosed Finance Charge in the amount of $156,208.63 is under disclosed by $150.00 compared to the calculated Finance Charge of $156,358.63 which exceeds the $35.00 threshold (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated XX/XX/XXXX). (FinXX/XX/XXXX021)
[3] Federal Compliance - TRID Final Closing Disclosure Total Of Payments: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on XX/XX/XXXX disclosed an inaccurate Total of Payments on page 5 that does not match the actual total of payments for the loan (fee amounts included in TOP calculation are based on Closing Disclosure dated XX/XX/XXXX).  The disclosed Total of Payments in the amount of $455,083.63 is under disclosed by $150.00 compared to the calculated total of payments of $455,233.63 which exceeds the $35.00 threshold. (FinXX/XX/XXXX021)
[3] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $1,309.00 exceeds tolerance of $1,159.00 plus 10% or $1,274.90.  Insufficient or no cure was provided to the borrower. (0)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points.  Fee Amount of $8,639.10 exceeds tolerance of $7,751.00.  Insufficient or no cure was provided to the borrower. (7200)
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule (Dodd-Frank 2014): List of Homeownership Counseling Organizations not provided to applicant within three (3) business days of application.	Federal Compliance - Check Loan Designation Match - QM: The file is missing asset documents required by the AUS approval, causing the loan to waterfall through the QM Testing.
Federal Compliance - TRID Final Closing Disclosure Amount Financed Test: Disclosed Amount Financed of $288,739.69. Due Diligence Amount Financed of $288,589.69. There is a variance of $150.
Federal Compliance - TRID Final Closing Disclosure Finance Charge: Disclosed Finance Charges are $156,208.63. Due Diligence Finance Charges are $156,358.63. There is a variance of $150.
Federal Compliance - TRID Final Closing Disclosure Total Of Payments: Disclosed Total of Payments are $455,083.63. Due Diligence Finance Charges are $455,233.63. There is a variance of $150.
Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: Ten percent fees increased without a valid change in circumstance. Cure was not provided at closing.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Discount Points increased onXX/XX/XXXXithout a valid change in circumstance. Cure was not provided at closing.
Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: Missing evidence of delivery of Homeownership Counseling Organizations within three (3) business days of application.	Federal Compliance - Check Loan Designation Match - QM: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - TRID Final Closing Disclosure Amount Financed Test: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Total Of Payments: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA ATR/QM	C	C	C	C	C	B	C	B	C	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_13001	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Second Home	Purchase	Safe Harbor QM (APOR)	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	CMLTI 2025-RP3_13002	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Safe Harbor QM (APOR)	3	1	1	3	[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $2,388.38 exceeds tolerance of $2,195.00. Insufficient or no cure was provided to the borrower. (7200)
[2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.	Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $2,388.38 exceeds tolerance of $2,195.00. Insufficient or no cure was provided to the borrower
Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.	Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.			TRID SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	CMLTI 2025-RP3_13003	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Non QM	3	1	1	3	[3] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Non QM.
[3] Federal Compliance - QM Points and Fees 2021: Qualified Mortgage (Dodd Frank 2014): Points and Fees on subject loan of XXXX% is in excess of the allowable maximum of 3.00000% of the Federal Total Loan Amount. Points and Fees total $XXXX on a Federal Total Loan Amount of $XXXX vs. an allowable total of $XXXX (an overage of $XXXX or XXXX%).	Federal Compliance - Check Loan Designation Match - QM: The points and fees are more than allowable maximum, causing the loan to waterfall through the QM Testing, resulting in a Loan Designation discrepancy.
																						Federal Compliance - QM Points and Fees 2021: Points and Fees on subject loan of XXXX% is in excess of the allowable maximum of 3.00000% of the Federal Total Loan Amount. Points and Fees total $XXXX on a Federal Total Loan Amount of $XXXX vs. an allowable total of $XXXX (an overage of $XXXX or XXXX%).		Federal Compliance - Check Loan Designation Match - QM: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.			TILA ATR/QM	A	A	A	A	A	C	C	C	C	C	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_13005	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Safe Harbor QM (APOR)	3	3	[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX Disaster Name: XXXXXXXXX, XXXXXXXXXXXX Disaster Declaration Date: XX/XX/XXXX	1	3	[3] Federal Compliance - TRID Final Closing Disclosure Total Of Payments: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on XX/XX/XXXX disclosed an inaccurate Total of Payments on page 5 that does not match the actual total of payments for the loan (fee amounts included in TOP calculation are based on Closing Disclosure dated XX/XX/XXXX). The disclosed Total of Payments in the amount of $737,404.30 is under disclosed by $300.00 compared to the calculated total of payments of $737,704.30 which exceeds the $35.00 threshold. (FinXX/XX/XXXX021)
[3] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $1,009.00 exceeds tolerance of $400.00 plus 10% or $440.00.  Insufficient or no cure was provided to the borrower. (0)
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.	Federal Compliance - TRID Final Closing Disclosure Total Of Payments: Disclosed Total of Payments of $737,404.30. Due Total of Payments of $737,704.30. There is a variance of $300.
																						Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: Ten Percent Fees increased without a valid change in circumstance. Cure was not provided at closing.		Federal Compliance - TRID Final Closing Disclosure Total Of Payments: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_13006	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Loan File - Missing Document: Hazard Insurance Policy not provided			1				1							-	C	C	C	C	C	A	A	A	A	A	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_13007	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Safe Harbor QM (APOR)	3	1	1	3	[3] Federal Compliance - NMLS - Missing Evidence of Initial Loan Application Date: Truth in Lending Act (NMLSR Dodd- Frank 2014): Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.
[3] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (InitiXX/XX/XXXX021)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points.  Fee Amount of $270.63 exceeds tolerance of $0.00.  Insufficient or no cure was provided to the borrower. (7200)
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX021)
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.	Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. Both Initial and Final CD were provided to borrower on the same date as closing,XX/XX/XXXXFederal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $270.63 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower.
Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Missing evidence that the Creditor provided a copy of valuation to applicant three (3) business days prior to consummation.	Federal Compliance - NMLS - Missing Evidence of Initial Loan Application Date: Assignee Liability: Civil actions that may be brought against a creditor may be maintained against any assignee only if the violation is apparent on the face of the disclosure or other documents assigned, except where the assignment was voluntary. This civil liability may include $4,000, in the case of an individual transaction, or the lesser of $500,000 or 1% of the creditor's net worth in the case of a class action (effectiveXX/XX/XXXXthis amount increases to the lesser of $1,000,000 or 1%), as well as actual damages, court costs, and attorneys' fees. For an anti-steering violation, the creditor may also be liable in an amount equal to the sum of all finance charges and fees paid by the consumer, unless the creditor demonstrates the failure to comply is not material. Notwithstanding any other provision of law, when a creditor, assignee, or other holder or anyone acting on behalf of the creditor, assignee, or holder, initiates a judicial or nonjudicial foreclosure of the residential mortgage loan, or any other action to collect the debt in connection with such loan, a consumer may assert a violation as a matter of defense by recoupment or set off without regard for the time limit on a private action for damages.

EffectiveXX/XX/XXXX in addition to the aforementioned, the individual Loan Originator could be liable for statutory damages. The maximum liability is the greater of actual damages or 3 times the loan originator's compensation or gain, plus the cost to the consumer of the action. The Dodd-Frank Act extended the statute of limitations on TILA violations to 3 years from the date of the violation.

Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	CMLTI 2025-RP3_13008	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Safe Harbor QM (APOR)	2	1				1				2	[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX021)	Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Appraisal report dated XX/XX/XXXX missing evidence of receipt.					-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	CMLTI 2025-RP3_13009	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Safe Harbor QM (APOR)	3	3	[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX Disaster Name: XXXXXXXXXXXXX Disaster Declaration Date: XX/XX/XXXX			1				3	[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Endorsement Fee. Fee Amount of $157.50 exceeds tolerance of $151.00. Insufficient or no cure was provided to the borrower. (7564)	Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Title - Endorsement Fee was last disclosed as $151.00 on LE but disclosed as $157.50 on Final Closing Disclosure. File does not contain a valid COC for this fee, nor evidence of cure in file.		Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_13010	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Safe Harbor QM (APOR)	2	1				1				2	[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:SecondaXX/XX/XXXX021) [2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX021)	Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Proof of Appraisal delivery report document is not available in file for Appraisal Report XX/XX/XXXX. Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Proof of Appraisal delivery report document is not available in file for Appraisal Report XX/XX/XXXX.					-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	CMLTI 2025-RP3_13011	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Safe Harbor QM (APOR)	3	3	[3] Insurance Analysis - Insufficient Coverage: Hazard insurance coverage amount is insufficient.	Using the coverage listed on the insurance binder, the coverage shortage is $18,900.	1	2	[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX021)
[2] Document Error - Loan Estimate: Dates are not in chronological order.: Date Issued: XX/XX/XXXX Issue Date: XX/XX/XXXX; Received Date: XX/XX/XXXX; Signed Date:
																					[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $1,050.00 exceeds tolerance of $750.00. Sufficient or excess cure was provided to the borrower at Closing. (7506)	Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Appraisal report dated XX/XX/XXXX is missing evidence of receipt.	REVIEWER - CURED COMMENT (2025-06-23): Sufficient Cure Provided At Closing				-	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_13012	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Safe Harbor QM (APOR)	3	3	[3] AUS Discrepancy / Guidelines Discrepancy - AUS/Guideline Findings: All conditions were not met [3] Missing Document - E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement [3] Insurance Analysis - Insufficient Coverage: Flood insurance coverage amount is insufficient. [3] Application / Processing - Missing Document: AUS not provided [3] Income Documentation - REO Documents are missing.: Address: XXXXXXXXXXXXXXXXXX Insurance Verification	Final AUS is not in file.	1	3	[3] Federal Compliance - NMLS - Missing Evidence of Initial Loan Application Date: Truth in Lending Act (NMLSR Dodd- Frank 2014): Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.
[3] Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Underdisclosed - October 2018: TILA-RESPA Integrated Disclosure - Loan Disclosures: Non Escrowed Property Costs over Year 1 of  on Final Closing Disclosure provided on XX/XX/XXXX are underdisclosed. (FinXX/XX/XXXX021)
[3] Federal Compliance - TRID Initial Loan Estimate Timing Electronically Provided: TILA-RESPA Integrated Disclosure: Loan Estimate not delivered to Borrower(s) within three (3) business days of application. Initial Loan Estimate dated XX/XX/XXXX was electronically provided without or prior to borrower's consent to receive electronic disclosures. Failure to comply with the provisions of the E-Sign Act and failure to provide good faith estimate of fees timely may result in additional fee tolerance violations. (InitiXX/XX/XXXX021)
[3] Federal Compliance - TRID Revised Loan Estimate Timing Before Closing: TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on XX/XX/XXXX not received by borrower at least four (4) business days prior to closing. (InterXX/XX/XXXX021)
[3] Federal Compliance - TRID Revised Loan Estimate Timing Before Closing: TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on XX/XX/XXXX not received by borrower at least four (4) business days prior to closing. (InterXX/XX/XXXX021)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee.  Fee Amount of $1,400.00 exceeds tolerance of $850.00.  Insufficient or no cure was provided to the borrower. (7506)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points.  Fee Amount of $628.13 exceeds tolerance of $591.00.  Insufficient or no cure was provided to the borrower. (7200)
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX021)
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.	Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Underdisclosed - October 2018: Final Closing disclosure displays an escrow breakdown that is inconsistent with the documentation in file.
Federal Compliance - TRID Revised Loan Estimate Timing Before Closing: Missing evidence of receipt of Loan Estimate four (4) business days prior to closing.
Federal Compliance - TRID Revised Loan Estimate Timing Before Closing: Missing evidence of receipt of Loan Estimate four (4) business days prior to closing.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Appraisal Fee increased without a valid change in circumstance. Cure was not provided at closing.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Loan Discount Points increased without a valid change in circumstance. Cure was not provided at closing.
Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Missing evidence of appraisal receipt three (3) business days prior to closing.	Federal Compliance - NMLS - Missing Evidence of Initial Loan Application Date: Assignee Liability: Civil actions that may be brought against a creditor may be maintained against any assignee only if the violation is apparent on the face of the disclosure or other documents assigned, except where the assignment was voluntary. This civil liability may include $4,000, in the case of an individual transaction, or the lesser of $500,000 or 1% of the creditor's net worth in the case of a class action (effectiveXX/XX/XXXXthis amount increases to the lesser of $1,000,000 or 1%), as well as actual damages, court costs, and attorneys' fees. For an anti-steering violation, the creditor may also be liable in an amount equal to the sum of all finance charges and fees paid by the consumer, unless the creditor demonstrates the failure to comply is not material. Notwithstanding any other provision of law, when a creditor, assignee, or other holder or anyone acting on behalf of the creditor, assignee, or holder, initiates a judicial or nonjudicial foreclosure of the residential mortgage loan, or any other action to collect the debt in connection with such loan, a consumer may assert a violation as a matter of defense by recoupment or set off without regard for the time limit on a private action for damages.

EffectiveXX/XX/XXXX in addition to the aforementioned, the individual Loan Originator could be liable for statutory damages. The maximum liability is the greater of actual damages or 3 times the loan originator's compensation or gain, plus the cost to the consumer of the action. The Dodd-Frank Act extended the statute of limitations on TILA violations to 3 years from the date of the violation.

Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Underdisclosed - October 2018: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Initial Loan Estimate Timing Electronically Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Revised Loan Estimate Timing Before Closing: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Revised Loan Estimate Timing Before Closing: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_13013	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Safe Harbor QM (APOR)	2	1				1				2	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	CMLTI 2025-RP3_13014	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Limited Cash-out GSE	Safe Harbor QM (APOR)	3	3	[3] AUS Discrepancy / Guidelines Discrepancy - AUS/Guideline Findings: All conditions were not met
[3] Missing Document - E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement
[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: XX/XX/XXXX
Disaster End Date: XX/XX/XXXX
Disaster Name: XXXXXXXXXXX
Disaster Declaration Date: XX/XX/XXXX
[3] Closing / Title - Loan is not using the new FNMA Legal Documents.
[3] Application / Processing - Missing Document: AUS not provided	File is missing the required AUS with all pages. Loan is not using Version XXXX or later FNMA Legal Documents.	1	3	[3] Federal Compliance - NMLS - Missing Evidence of Initial Loan Application Date: Truth in Lending Act (NMLSR Dodd- Frank 2014): Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.
[3] Federal Compliance - TRID Initial Loan Estimate Timing Electronically Provided: TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application. (InitiXX/XX/XXXX021)
[2] Federal Compliance - ECOA Appraisal Disclosure - ECOA Timing: ECOA - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure within 3 days of the loan application date.
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.	Federal Compliance - ECOA Appraisal Disclosure - ECOA Timing: File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure within 3 days of the loan application date.	Federal Compliance - NMLS - Missing Evidence of Initial Loan Application Date: Assignee Liability: Civil actions that may be brought against a creditor may be maintained against any assignee only if the violation is apparent on the face of the disclosure or other documents assigned, except where the assignment was voluntary. This civil liability may include $4,000, in the case of an individual transaction, or the lesser of $500,000 or 1% of the creditor's net worth in the case of a class action (effectiveXX/XX/XXXXthis amount increases to the lesser of $1,000,000 or 1%), as well as actual damages, court costs, and attorneys' fees. For an anti-steering violation, the creditor may also be liable in an amount equal to the sum of all finance charges and fees paid by the consumer, unless the creditor demonstrates the failure to comply is not material. Notwithstanding any other provision of law, when a creditor, assignee, or other holder or anyone acting on behalf of the creditor, assignee, or holder, initiates a judicial or nonjudicial foreclosure of the residential mortgage loan, or any other action to collect the debt in connection with such loan, a consumer may assert a violation as a matter of defense by recoupment or set off without regard for the time limit on a private action for damages.

EffectiveXX/XX/XXXX in addition to the aforementioned, the individual Loan Originator could be liable for statutory damages. The maximum liability is the greater of actual damages or 3 times the loan originator's compensation or gain, plus the cost to the consumer of the action. The Dodd-Frank Act extended the statute of limitations on TILA violations to 3 years from the date of the violation.

Federal Compliance - TRID Initial Loan Estimate Timing Electronically Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_13015	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Safe Harbor QM (APOR)	3	3	[3] AUS Discrepancy / Guidelines Discrepancy - AUS/Guideline Findings: All conditions were not met [3] Application / Processing - Missing Document: AUS not provided	Final AUS is missing from file.	1	3	[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $1,162.50 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (7200)
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX021)
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.	Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Discount points increased on XX/XX/XXXXithout a valid change in circumstance. Cure was not provided.
Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Missing receipt of appraisal three (3) business days prior to closing.	Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TRID SOL Expired	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_13016	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Safe Harbor QM (APOR)	3	3	[3] Insurance Analysis - Insufficient Coverage: Hazard insurance coverage amount is insufficient. [3] Closing / Title - Loan is not using the new FNMA Legal Documents.	Using the coverage listed on the insurance binder, the coverage shortage is $44,582.00. Loan is not using Version XXXX or later FNMA Legal Documents.		1				2	[2] Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:PrimaXX/XX/XXXX021)	Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing.		Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): There is generally no Assignee Liability.			-	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_13017	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Safe Harbor QM (APOR)	3	3	[3] AUS Discrepancy / Guidelines Discrepancy - AUS/Guideline Findings: All conditions were not met [3] Missing Document - E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement [3] Application / Processing - Missing Document: AUS not provided [2] Document Error - The Preliminary title policy is within CA or NV and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.	The AUS approval is missing from the loan file.	1	3	[3] Federal Compliance - NMLS - Missing Evidence of Initial Loan Application Date: Truth in Lending Act (NMLSR Dodd- Frank 2014): Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX021)
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.	Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Verification appraisal was delivered to borrower was not provided.	Federal Compliance - NMLS - Missing Evidence of Initial Loan Application Date: Assignee Liability: Civil actions that may be brought against a creditor may be maintained against any assignee only if the violation is apparent on the face of the disclosure or other documents assigned, except where the assignment was voluntary. This civil liability may include $4,000, in the case of an individual transaction, or the lesser of $500,000 or 1% of the creditor's net worth in the case of a class action (effectiveXX/XX/XXXXthis amount increases to the lesser of $1,000,000 or 1%), as well as actual damages, court costs, and attorneys' fees. For an anti-steering violation, the creditor may also be liable in an amount equal to the sum of all finance charges and fees paid by the consumer, unless the creditor demonstrates the failure to comply is not material. Notwithstanding any other provision of law, when a creditor, assignee, or other holder or anyone acting on behalf of the creditor, assignee, or holder, initiates a judicial or nonjudicial foreclosure of the residential mortgage loan, or any other action to collect the debt in connection with such loan, a consumer may assert a violation as a matter of defense by recoupment or set off without regard for the time limit on a private action for damages.

EffectiveXX/XX/XXXX in addition to the aforementioned, the individual Loan Originator could be liable for statutory damages. The maximum liability is the greater of actual damages or 3 times the loan originator's compensation or gain, plus the cost to the consumer of the action. The Dodd-Frank Act extended the statute of limitations on TILA violations to 3 years from the date of the violation.

																								Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_13018	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Safe Harbor QM (APOR)	3	3	[3] AUS Discrepancy / Guidelines Discrepancy - AUS/Guideline Findings: All conditions were not met [3] Insurance Analysis - Insufficient Coverage: Hazard insurance coverage amount is insufficient. [3] Closing / Title - Loan is not using the new FNMA Legal Documents.	Missing evidence that the borrower completed a homeownership education course as required by the AUS approval. Using the coverage listed on the insurance binder, the coverage shortage is $39,240.00. Note is version XXXX.		1				2	[2] Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:PrimaXX/XX/XXXX021)	Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): The Appraisal Acknowledgement does not indicate that the borrower received a copy of the appraisal.		Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): There is generally no Assignee Liability.			-	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_13019	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Safe Harbor QM (APOR)	3	3	[3] Closing / Title - Loan is not using the new FNMA Legal Documents.	Loan is not using Version XXXX or later FNMA Legal Documents.	1	2	[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX021)
[2] Federal Compliance - RESPA -  Initial Escrow Account statement Inaccurate: RESPA: Initial escrow account statement does not match charges on HUD-1/Final Closing Disclosure.
[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee.  Fee Amount of $160.50 exceeds tolerance of $95.00.  Sufficient or excess cure was provided to the borrower at Closing. (7520)
																					[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $950.00 exceeds tolerance of $600.00. Sufficient or excess cure was provided to the borrower at Closing. (7506)	Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Appraisal report dated XX/XX/XXXX missing evidence of receipt.	REVIEWER - CURED COMMENT (2025-06-20): Sufficient Cure Provided At Closing REVIEWER - CURED COMMENT (2025-06-20): Sufficient Cure Provided At Closing	Federal Compliance - RESPA - Initial Escrow Account statement Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_13020	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Safe Harbor QM (APOR)	3	3	[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX Disaster Name: XXXXXXXXX, XXXXXXXX, XXXXXXXXXXXX Disaster Declaration Date: XX/XX/XXXX			1				3	[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $2,137.67 exceeds tolerance of $2,124.00. Insufficient or no cure was provided to the borrower. (7200)	Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $2,137.67 exceeds tolerance of $2,124.00. Insufficient or no cure was provided to the borrower.		Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_13021	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Safe Harbor QM (APOR)	3	3	[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX Disaster Name: XXXXX Disaster Declaration Date: XX/XX/XXXX	1	3	[3] Federal Compliance - TILA NMLSR - Originator Company Not Licensed at time of Application: Truth in Lending Act (NMLSR Dodd- Frank 2014): Loan Originator Organization not NMLS licensed or registered at time of application.
[3] Federal Compliance - Federal Loan Originator Compensation - Individual LO Not NMLS Licensed at Time of Application: Truth in Lending Act (NMLSR Dodd- Frank 2014): Individual Loan Originator not NMLS licensed or registered at time of application.	Federal Compliance - TILA NMLSR - Originator Company Not Licensed at time of Application: "Assignee Liability: Civil actions that may be brought against a creditor may be maintained against any assignee only if the violation is apparent on the face of the disclosure or other documents assigned, except where the assignment was voluntary. This civil liability may include $4,000, in the case of an individual transaction, or the lesser of $500,000 or 1% of the creditor's net worth in the case of a class action (effectiveXX/XX/XXXXthis amount increases to the lesser of $1,000,000 or 1%), as well as actual damages, court costs, and attorneys' fees. For an anti-steering violation, the creditor may also be liable in an amount equal to the sum of all finance charges and fees paid by the consumer, unless the creditor demonstrates the failure to comply is not material. Notwithstanding any other provision of law, when a creditor, assignee, or other holder or anyone acting on behalf of the creditor, assignee, or holder, initiates a judicial or nonjudicial foreclosure of the residential mortgage loan, or any other action to collect the debt in connection with such loan, a consumer may assert a violation as a matter of defense by recoupment or set off without regard for the time limit on a private action for damages.
EffectiveXX/XX/XXXX in addition to the aforementioned, the individual Loan Originator could be liable for statutory damages. The maximum liability is the greater of actual damages or 3 times the loan originator's compensation or gain, plus the cost to the consumer of the action. The Dodd-Frank Act extended the statute of limitations on TILA violations to 3 years from the date of the violation."

Federal Compliance - Federal Loan Originator Compensation - Individual LO Not NMLS Licensed at Time of Application: "Assignee Liability:  Civil actions that may be brought against a creditor may be maintained against any assignee only if the violation is apparent on the face of the disclosure or other documents assigned, except where the assignment was involuntary.  This civil liability may include $4,000, in the case of an individual transaction, or the lesser of $500,000 or 1% of the creditor's net worth in the case of a class action (effectiveXX/XX/XXXXthis amount increases to the lesser of $1,000,000 or 1%), as well as actual damages, court costs, and attorneys' fees.  For an anti-steering violation, the creditor may also be liable in an amount equal to the sum of all finance charges and fees paid by the consumer, unless the creditor demonstrates the failure to comply is not material.  Notwithstanding any other provision of law, when a creditor, assignee, or other holder or anyone acting on behalf of the creditor, assignee, or holder, initiates a judicial or nonjudicial foreclosure of the residential mortgage loan, or any other action to collect the debt in connection with such loan, a consumer may assert a violation as a matter of defense by recoupment or set off without regard for the time limit on a private action for damages.
																								EffectiveXX/XX/XXXX in addition to the aforementioned, the individual Loan Originator could be liable for statutory damages. The maximum liability is the greater of actual damages or 3 times the loan originator's compensation or gain, plus the cost to the consumer of the action. The Dodd-Frank Act extended the statute of limitations on TILA violations to 3 years from the date of the violation."			TILA SOL Expired	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_13022	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Safe Harbor QM (APOR)	3	1				1				3	[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of $5,010.00 exceeds tolerance of $431.00. Insufficient or no cure was provided to the borrower. (8304)	Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: The file is missing a valid Change of Circumstance for the increase in Discount Points. Insufficient or no cure was provided to the borrower.		Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	CMLTI 2025-RP3_13023	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Investment	Purchase	N/A	3	3	[3] Income Documentation - Income documentation requirements not met. [3] General - Missing Document: 1007 Rent Comparison Schedule not provided [3] Income Documentation - REO Documents are missing.: Address: XXXXXXXXXXXXXXXXXX Insurance Verification, Tax Verification [3] Income Documentation - REO Documents are missing. [3] Document Error - YTD P&L Statement does not include the most recent month preceding the application date. (XXXX): Borrower: XXXXXXXXXXXXXXXXXX// Employment Type: Employment / Income Type: S-Corp (>= 25%) / Start Date: XX/XX/XXXX Application Date: XX/XX/XXXX; YTD P&L Date:	The Covid overlay requires the most recent month prior to the application date to be included in the P&L statement. The P&L statement includesXX/XX/XXXX; however, the application date is XX/XX/XXXX.		1				2	[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX021)	Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Appraisal report dated XX/XX/XXXX missing evidence of receipt.					-	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_13024	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Safe Harbor QM (APOR)	3	1	1	3	[3] Federal Compliance - TRID Initial Loan Estimate Timing Electronically Provided: TILA-RESPA Integrated Disclosure: Loan Estimate not delivered to Borrower(s) within three (3) business days of application. Initial Loan Estimate dated XX/XX/XXXX was electronically provided without or prior to borrower's consent to receive electronic disclosures. Failure to comply with the provisions of the E-Sign Act and failure to provide good faith estimate of fees timely may result in additional fee tolerance violations. (InitiXX/XX/XXXX021)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $1,050.00 exceeds tolerance of $800.00. Insufficient or no cure was provided to the borrower. (7506)	Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Appraisal Fee was added on XX/XX/XXXX without a valid change in circumstance. Cure was not provided at closing.	Federal Compliance - TRID Initial Loan Estimate Timing Electronically Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	CMLTI 2025-RP3_13025	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Safe Harbor QM (APOR)	2	1				1				2	[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX022)	Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Appraisal receipt was not provided to the borrower with in 3 business days to the note date.					-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	CMLTI 2025-RP3_13027	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Safe Harbor QM (APOR)	3	1	1	3	[3] Federal Compliance - TRID Lender Credit Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure:Zero Percent Fee Tolerance exceeded for Lender Credits. Final Lender Credit of $0.00 exceeds tolerance of $-968.00. Insufficient or no cure was provided to the borrower. (9300)
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX022)
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.	Federal Compliance - TRID Lender Credit Tolerance Violation Without Sufficient Cure Provided: Final Lender Credit of $0.00 exceeds tolerance of $-968.00. Insufficient or no cure was provided to the borrower.
																						Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Verification appraisal was delivered to borrower was not provided.		Federal Compliance - TRID Lender Credit Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	CMLTI 2025-RP3_13028	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Safe Harbor QM (APOR)	3	3	[3] Insurance Analysis - Insufficient Coverage: Hazard insurance coverage amount is insufficient.	Using the coverage listed on the insurance binder, the coverage shortage is $24,360.	1	3	[3] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (InitiXX/XX/XXXX022)
[2] Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:PrimaXX/XX/XXXX022)
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.
Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing.	Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): There is generally no Assignee Liability.

																								Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TRID SOL Expired	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_13029	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Safe Harbor QM (APOR)	2	1				1				2	[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:SecondaXX/XX/XXXX022) [2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX022)	Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Verification appraisal was delivered to borrower was not provided. Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Verification appraisal was delivered to borrower was not provided.					-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	CMLTI 2025-RP3_13030	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Safe Harbor QM (APOR)	3	1	1	3	[3] Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Under Disclosed: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on XX/XX/XXXX disclosed an escrow payment for payment stream 2 that does not match the actual payment for the loan. (ProjSeq:2/2824296)
[3] Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Under Disclosed Test: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on XX/XX/XXXX disclosed an escrow payment for payment stream 1 that does not match the actual payment for the loan. (ProjSeq:1/2824295)
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX022)	Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Under Disclosed: Final Closing Disclosure provided on XX/XX/XXXX disclosed an escrow payment for payment stream 2 that does not match the actual payment for the loan.
Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Under Disclosed Test: Final Closing Disclosure provided on XX/XX/XXXX disclosed an escrow payment for payment stream 1 that does not match the actual payment for the loan.
Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Verification appraisal was delivered to borrower was not provided.	Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Under Disclosed: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Under Disclosed Test: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	CMLTI 2025-RP3_13031	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Safe Harbor QM (APOR)	3	3	[3] AUS Discrepancy / Guidelines Discrepancy - AUS/Guideline Findings: All conditions were not met [3] Application / Processing - Missing Document: AUS not provided	The AUS approval is missing from the loan file.	1	3	[3] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (FinXX/XX/XXXX022)
[3] Federal Compliance - TRID Loan Estimate Timing: TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application. (InitiXX/XX/XXXX022)
[2] Federal Compliance - ECOA Appraisal Disclosure - ECOA Timing: ECOA - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure within 3 days of the loan application date.
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.
[2] State Compliance - Washington Residential Mortgage Loan (Disclosure of Material Terms Not Provided Timely): Washington HB 2770: Mortgage loan file does not contain a disclosure summary of all material terms provided to borrower within three (3) business days of receipt of the loan application.	Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.
Federal Compliance - TRID Loan Estimate Timing: Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application.
Federal Compliance - ECOA Appraisal Disclosure - ECOA Timing: Verification appraisal was delivered to borrower was not provided.
State Compliance - Washington Residential Mortgage Loan (Disclosure of Material Terms Not Provided Timely): Mortgage loan file does not contain a disclosure summary of all material terms provided to borrower within three (3) business days of receipt of the loan application.	Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Loan Estimate Timing: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																								State Compliance - Washington Residential Mortgage Loan (Disclosure of Material Terms Not Provided Timely): The Act does not appear to provide for assignee liability.			TRID SOL Expired	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_13032	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Safe Harbor QM (APOR)	3	3	[3] Missing Document - E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement [3] Insurance Analysis - Insufficient Coverage: Hazard insurance coverage amount is insufficient.	Using the coverage listed on the insurance binder, the coverage shortage is $92,376.	1	3	[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $6,078.03 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (7200)
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX022)
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.	Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: ero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $6,078.03 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (7200)
Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: No evidence in file of when the borrower received a copy of the appraisal.	Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TRID SOL Expired	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_13033	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Safe Harbor QM (APOR)	3	1	1	3	[3] Federal Compliance - TRID Final Closing Disclosure Total Of Payments: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on XX/XX/XXXX disclosed an inaccurate Total of Payments on page 5 that does not match the actual total of payments for the loan (fee amounts included in TOP calculation are based on Closing Disclosure dated XX/XX/XXXX). The disclosed Total of Payments in the amount of $650,000.15 is under disclosed by $264.00 compared to the calculated total of payments of $650,264.15 which exceeds the $100.00 threshold. (FinXX/XX/XXXX022)
[3] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $2,773.67 exceeds tolerance of $441.00 plus 10% or $485.10.  Insufficient or no cure was provided to the borrower. (0)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Home Inspection Fee. Fee Amount of $464.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (7535)	Federal Compliance - TRID Final Closing Disclosure Total Of Payments: Final Closing Disclosure provided on XX/XX/XXXX disclosed an inaccurate Total of Payments on page 5 that does not match the actual total of payments for the loan. The disclosed Total of Payments in the amount of $650,000.15 is under disclosed by $264.00 compared to the calculated total of payments of $650,264.15 which exceeds the $100.00 threshold.
Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: Ten Percent Fee Tolerance exceeded. Total amount of $2,773.67 exceeds tolerance of $441.00 plus 10% or $485.10. Insufficient or no cure was provided to the borrower.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Zero Percent Fee Tolerance exceeded for Home Inspection Fee. Fee Amount of $464.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower.	Federal Compliance - TRID Final Closing Disclosure Total Of Payments: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	CMLTI 2025-RP3_13034	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Investment	Refinance Cash-out - Other	N/A	3	3	[3] AUS Discrepancy / Guidelines Discrepancy - AUS/Guideline Findings: All conditions were not met [3] Closing / Title - Loan is not using the new FNMA Legal Documents. [3] Credit Documentation - Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided [3] Income Documentation - REO Documents are missing.: Address: XXXXXXXXXXXXXXXXXXStatement	The file is missing the payment history for mortgages not reported on the credit report, as required by the AUS approval. Loan is not using latest Version XXXX FNMA Legal Documents.		1				1							-	C	C	C	C	C	A	A	A	A	A	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_13035	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Safe Harbor QM (APOR)	3	3	[3] AUS Discrepancy / Guidelines Discrepancy - AUS/Guideline Findings: All conditions were not met [3] Application / Processing - Missing Document: AUS not provided	The File is missing a copy of the AUS.	1	3	[3] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (InitiXX/XX/XXXX022)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points.  Fee Amount of $6,188.02 exceeds tolerance of $1,250.00.  Insufficient or no cure was provided to the borrower. (7200)
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.	Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (InitiXX/XX/XXXX022)
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Borrower not provided with list of service providers.	Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_13036	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Safe Harbor QM (APOR)	3	3	[3] Closing / Title - Loan is not using the new FNMA Legal Documents.	Loan is not using Version XXXX or later FNMA Legal Documents.		1				2	[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX022)	Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: There is not evidence in the file that the borrower received a copy of the appraisal report at least three (3) business days prior to closing.					-	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_13037	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Safe Harbor QM (APOR)	3	1	1	3	[3] Federal Compliance - TRID Initial Loan Estimate Timing Electronically Provided: TILA-RESPA Integrated Disclosure: Loan Estimate not delivered to Borrower(s) within three (3) business days of application. Initial Loan Estimate dated XX/XX/XXXX was electronically provided without or prior to borrower's consent to receive electronic disclosures. Failure to comply with the provisions of the E-Sign Act and failure to provide good faith estimate of fees timely may result in additional fee tolerance violations. (InitiXX/XX/XXXX022)
																					[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Document Preparation Fee. Fee Amount of $125.00 exceeds tolerance of $0.00. Sufficient or excess cure was provided to the borrower at Closing. (7563)	Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: Sufficient or excess cure was provided to the borrower at Closing	REVIEWER - CURED COMMENT (2025-06-20): Sufficient Cure Provided At Closing	Federal Compliance - TRID Initial Loan Estimate Timing Electronically Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	CMLTI 2025-RP3_13038	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Safe Harbor QM (APOR)	3	3	[3] AUS Discrepancy / Guidelines Discrepancy - AUS/Guideline Findings: All conditions were not met [3] Application / Processing - Missing Document: AUS not provided [3] Application / Processing - Missing Document: Missing Final 1003 [3] Application / Processing - Missing Document: Purchase Agreement / Sales Contract not provided	Final AUS is missing from file.	1	3	[3] Federal Compliance - TRID Final Closing Disclosure Total Of Payments: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on XX/XX/XXXX disclosed an inaccurate Total of Payments on page 5 that does not match the actual total of payments for the loan (fee amounts included in TOP calculation are based on Closing Disclosure dated XX/XX/XXXX). The disclosed Total of Payments in the amount of $1,101,510.96 is under disclosed by $109.48 compared to the calculated total of payments of $1,101,620.44 which exceeds the $100.00 threshold. (FinXX/XX/XXXX022)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee.  Fee Amount of $1,100.00 exceeds tolerance of $1,050.00.  Insufficient or no cure was provided to the borrower. (7506)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points.  Fee Amount of $9,062.23 exceeds tolerance of $5,511.00.  Insufficient or no cure was provided to the borrower. (7200)
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX022)
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.	Federal Compliance - TRID Final Closing Disclosure Total Of Payments: Disclosed Total of Payments are $1,101,510.96. Due Diligence total of payments is $1,101,620.44. There is a variance of $109.48 which exceeds the $100.00 threshold
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Appraisal Fee increased onXX/XX/XXXXithout a valid change in circumstances. Cure was not provided at closing.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Discount Points increased onXX/XX/XXXXithout a valid change in circumstances. Cure was not provided at closing.
Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Missing evidence of receipt of appraisal three (3) business days prior to closing	Federal Compliance - TRID Final Closing Disclosure Total Of Payments: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TRID SOL Expired	D	D	D	D	D	B	B	B	B	B	A	A	A	A	A	D	D	D	D	D
XXXX	XXXX	CMLTI 2025-RP3_13039	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Safe Harbor QM (APOR)	2	1				1				2	[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX022)	Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Appraisal report dated XX/XX/XXXX missing evidence of receipt.					-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	CMLTI 2025-RP3_13040	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Safe Harbor QM (APOR)	3	1	1	3	[3] Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on XX/XX/XXXX disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan. The disclosed Finance Charge in the amount of $460,951.83 is under disclosed by $511.44 compared to the calculated Finance Charge of $461,463.27 which exceeds the $100.00 threshold (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated XX/XX/XXXX). (FinXX/XX/XXXX022)
[3] Federal Compliance - TRID Final Closing Disclosure Total Of Payments: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on XX/XX/XXXX disclosed an inaccurate Total of Payments on page 5 that does not match the actual total of payments for the loan (fee amounts included in TOP calculation are based on Closing Disclosure dated XX/XX/XXXX).  The disclosed Total of Payments in the amount of $865,984.62 is under disclosed by $511.44 compared to the calculated total of payments of $866,496.06 which exceeds the $100.00 threshold. (FinXX/XX/XXXX022)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $950.00 exceeds tolerance of $485.00. Insufficient or no cure was provided to the borrower. (7506)	Federal Compliance - TRID Final Closing Disclosure Finance Charge: Loan Calculations: Final Closing Disclosure provided on XX/XX/XXXX disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan. The disclosed Finance Charge in the amount of $460,951.83 is under disclosed by $511.44 compared to the calculated Finance Charge of $461,463.27 which exceeds the $100.00 threshold (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated XX/XX/XXXX).
Federal Compliance - TRID Final Closing Disclosure Total Of Payments: Loan Calculations: Final Closing Disclosure provided on XX/XX/XXXX disclosed an inaccurate Total of Payments on page 5 that does not match the actual total of payments for the loan (fee amounts included in TOP calculation are based on Closing Disclosure dated XX/XX/XXXX). The disclosed Total of Payments in the amount of $865,984.62 is under disclosed by $511.44 compared to the calculated total of payments of $866,496.06 which exceeds the $100.00 threshold. (FinXX/XX/XXXX022)
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $950.00 exceeds tolerance of $485.00. Insufficient or no cure was provided to the borrower. (7506	Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Total Of Payments: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	CMLTI 2025-RP3_13041	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Safe Harbor QM (APOR)	3	3	[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX Disaster Name: XXXXXXXXXXXXX Disaster Declaration Date: XX/XX/XXXX			1				1							-	C	C	C	C	C	A	A	A	A	A	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_13042	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Safe Harbor QM (APOR)	2	1				1				2	[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX022)	Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Proof of Appraisal received by borrower 3 business days prior to Note date is missing in file.					-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	CMLTI 2025-RP3_13043	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Safe Harbor QM (APOR)	3	1	1	3	[3] Federal Compliance - TRID Final Closing Disclosure Amount Financed Test: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on XX/XX/XXXX disclosed an Amount Financed disclosed an inaccurate Amount Financed. The disclosed Amount Financed in the amount of $384,731.21 is over disclosed by $450.00 compared to the calculated Amount Financed of $384,281.21 and the disclosed Finance Charge is not accurate within applicable tolerances for Amount Financed to be considered accurate (fee amounts included in Amount Financed and Finance Charge calculations are based on Closing Disclosure dated XX/XX/XXXX). (FinXX/XX/XXXX023)
[3] Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on XX/XX/XXXX disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan. The disclosed Finance Charge in the amount of $615,842.78 is under disclosed by $450.00 compared to the calculated Finance Charge of $616,292.78 which exceeds the $100.00 threshold (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated XX/XX/XXXX). (FinXX/XX/XXXX023)	Federal Compliance - TRID Final Closing Disclosure Amount Financed Test: Disclosed Amount Financed are $384,731.21. Due Diligence Finance Charges are $384,281.21. There is a variance of $450.
Federal Compliance - TRID Final Closing Disclosure Finance Charge: Disclosed Finance Charges are $615,842.78. Due Diligence Finance Charges are $616,292.78. There is a variance of $450.	Federal Compliance - TRID Final Closing Disclosure Amount Financed Test: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	CMLTI 2025-RP3_12568	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	3	3	[3] Income Documentation - REO Documents are missing.: Address:XXXXXXXXXXXXXXXXXX Insurance Verification, Tax Verification	1	3	[3] Federal Compliance - NMLS - Missing Evidence of Initial Loan Application Date: Truth in Lending Act (NMLSR Dodd- Frank 2014): Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.
[3] Federal Compliance - TRID Revised Loan Estimate Issue and Received Date >  Closing Disclosure Issue and Received Date: TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on or after the date the Closing Disclosure was provided. (The Revised Loan Estimate was received on or after the Closing Disclosure.) (InterXX/XX/XXXX018)
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX018)
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 0 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: Lender's initial application was not provided.	Federal Compliance - NMLS - Missing Evidence of Initial Loan Application Date: Assignee Liability: Civil actions that may be brought against a creditor may be maintained against any assignee only if the violation is apparent on the face of the disclosure or other documents assigned, except where the assignment was voluntary. This civil liability may include $4,000, in the case of an individual transaction, or the lesser of $500,000 or 1% of the creditor's net worth in the case of a class action (effectiveXX/XX/XXXXthis amount increases to the lesser of $1,000,000 or 1%), as well as actual damages, court costs, and attorneys' fees. For an anti-steering violation, the creditor may also be liable in an amount equal to the sum of all finance charges and fees paid by the consumer, unless the creditor demonstrates the failure to comply is not material. Notwithstanding any other provision of law, when a creditor, assignee, or other holder or anyone acting on behalf of the creditor, assignee, or holder, initiates a judicial or nonjudicial foreclosure of the residential mortgage loan, or any other action to collect the debt in connection with such loan, a consumer may assert a violation as a matter of defense by recoupment or set off without regard for the time limit on a private action for damages.

EffectiveXX/XX/XXXX in addition to the aforementioned, the individual Loan Originator could be liable for statutory damages. The maximum liability is the greater of actual damages or 3 times the loan originator's compensation or gain, plus the cost to the consumer of the action. The Dodd-Frank Act extended the statute of limitations on TILA violations to 3 years from the date of the violation.

Federal Compliance - TRID Revised Loan Estimate Issue and Received Date >  Closing Disclosure Issue and Received Date: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																								Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_11795	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Application / Processing - FEMA Disaster Issue: Property is located in a FEMA Disaster area and has not been inspected.: Disaster Name: XXXXXXXXX Disaster Declaration Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX [3] Mortgage / Program Eligibility - Missing Document: Note - Subordinate Lien not provided [3] Lien - Missing evidence of lien position on Other Financing.: Lien Position: 2	There is evidence of an additional lien on the property with an outstanding principal balance of $XXXX. This lien was not paid off through the subject transaction, and based on the documentation in the file, we were unable to determine its lien position. The file does contain a short-form title policy that lists the subject loan in first lien position		1				2	[2] Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.			Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_10019	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Application / Processing - FEMA Disaster Issue: Property is located in a FEMA Disaster area and has not been inspected.: Disaster Name: XXXXXXXXXXXXXXXXXX Disaster Declaration Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX	1	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $140,611.33 is underdisclosed from calculated Finance Charge of $140,690.23 in the amount of $78.90.
[3] Federal Compliance - 2011 TIL-MDIA - Introductory Escrow Payment Inaccurate: Truth in Lending Act (MDIA 2011):  The amount of taxes and insurance, including any mortgage insurance, on the Final TIL does not match the amount of taxes and insurance, including any mortgage insurance, for the loan.
[3] Federal Compliance - 2011 TIL-MDIA - Interest Rate Inaccurate: Truth in Lending Act (MDIA 2011): Interest rate on the Final TIL does not match interest rate for the loan.
[3] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Introductory Total Payment (PITI) Inaccurate: Truth in Lending Act (MDIA 2011):  Total payment amount (PITI) on the Final TIL does not match the total payment amount for the loan.
[2] Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - 2011 TIL-MDIA - Introductory Escrow Payment Inaccurate: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - 2011 TIL-MDIA - Interest Rate Inaccurate: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Introductory Total Payment (PITI) Inaccurate: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_10018	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	3	1	1	3	[3] Federal Compliance - TILA NMLSR - Originator Company NMLS information on documents does not match NMLS website: Truth in Lending Act (NMLSR Dodd- Frank 2014): Loan Originator Organization NMLS information on loan documents does not match NMLS.
[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $117,895.32 is underdisclosed from calculated Finance Charge of $118,366.72 in the amount of $471.40.	Federal Compliance - TILA NMLSR - Originator Company NMLS information on documents does not match NMLS website: Assignee Liability: Civil actions that may be brought against a creditor may be maintained against any assignee only if the violation is apparent on the face of the disclosure or other documents assigned, except where the assignment was voluntary. This civil liability may include $4,000, in the case of an individual transaction, or the lesser of $500,000 or 1% of the creditor's net worth in the case of a class action (effectiveXX/XX/XXXXthis amount increases to the lesser of $1,000,000 or 1%), as well as actual damages, court costs, and attorneys' fees. For an anti-steering violation, the creditor may also be liable in an amount equal to the sum of all finance charges and fees paid by the consumer, unless the creditor demonstrates the failure to comply is not material. Notwithstanding any other provision of law, when a creditor, assignee, or other holder or anyone acting on behalf of the creditor, assignee, or holder, initiates a judicial or nonjudicial foreclosure of the residential mortgage loan, or any other action to collect the debt in connection with such loan, a consumer may assert a violation as a matter of defense by recoupment or set off without regard for the time limit on a private action for damages.
EffectiveXX/XX/XXXX in addition to the aforementioned, the individual Loan Originator could be liable for statutory damages. The maximum liability is the greater of actual damages or 3 times the loan originator's compensation or gain, plus the cost to the consumer of the action. The Dodd-Frank Act extended the statute of limitations on TILA violations to 3 years from the date of the violation.

																								Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	CMLTI 2025-RP3_10015	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX Disaster Name: XXXXX Disaster Declaration Date: XX/XX/XXXX	1	3	[3] Federal Compliance - Federal Loan Originator Compensation - Individual LO Not NMLS Licensed at Time of Application: Truth in Lending Act (NMLSR Dodd- Frank 2014): Individual Loan Originator not NMLS licensed or registered at time of application.
[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $288,793.17 is underdisclosed from calculated Finance Charge of $289,372.07 in the amount of $578.90.
[2] Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.	Federal Compliance - Federal Loan Originator Compensation - Individual LO Not NMLS Licensed at Time of Application: "Assignee Liability: Civil actions that may be brought against a creditor may be maintained against any assignee only if the violation is apparent on the face of the disclosure or other documents assigned, except where the assignment was involuntary. This civil liability may include $4,000, in the case of an individual transaction, or the lesser of $500,000 or 1% of the creditor's net worth in the case of a class action (effectiveXX/XX/XXXXthis amount increases to the lesser of $1,000,000 or 1%), as well as actual damages, court costs, and attorneys' fees. For an anti-steering violation, the creditor may also be liable in an amount equal to the sum of all finance charges and fees paid by the consumer, unless the creditor demonstrates the failure to comply is not material. Notwithstanding any other provision of law, when a creditor, assignee, or other holder or anyone acting on behalf of the creditor, assignee, or holder, initiates a judicial or nonjudicial foreclosure of the residential mortgage loan, or any other action to collect the debt in connection with such loan, a consumer may assert a violation as a matter of defense by recoupment or set off without regard for the time limit on a private action for damages.
EffectiveXX/XX/XXXX in addition to the aforementioned, the individual Loan Originator could be liable for statutory damages. The maximum liability is the greater of actual damages or 3 times the loan originator's compensation or gain, plus the cost to the consumer of the action. The Dodd-Frank Act extended the statute of limitations on TILA violations to 3 years from the date of the violation."

Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_10011	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	3	1	1	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $30,695.58 is underdisclosed from calculated Finance Charge of $31,174.48 in the amount of $478.90.
[3] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Introductory Total Payment (PITI) Inaccurate: Truth in Lending Act (MDIA 2011):  Total payment amount (PITI) on the Final TIL does not match the total payment amount for the loan.
[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 802) Without Cure: RESPA (2010): 0% tolerance violation for 802 fee without evidence of sufficient cure provided.
[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 803) Without Cure: RESPA (2010): 0% tolerance violation for 803 fee without evidence of sufficient cure provided.
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Introductory Total Payment (PITI) Inaccurate: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA (2010) - 0% Tolerance (Line 802) Without Cure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) - 0% Tolerance (Line 803) Without Cure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																								Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	CMLTI 2025-RP3_10006	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Limited Cash-out GSE	Temporary SHQM (GSE/Agency Eligible)	3	1	1	3	[3] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.	Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.

																								Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	CMLTI 2025-RP3_10016	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	3	1	1	3	[3] Federal Compliance - TILA NMLSR - Individual Originator NMLS information on documents does not match NMLS website: Truth in Lending Act (NMLSR Dodd- Frank 2014): Individual Loan Originator NMLSR information on loan documents does not match NMLSR.
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX014)
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.
[2] Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide "Right to Receive a Copy" appraisal disclosure to applicant within three (3) business days of application or determination of first lien status.	Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Missing evidence of appraisal receipt three (3) business days prior to closing.
Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: Missing Evidence of receipt of Right to Receive a Copy appraisal disclosure within three (3) business days of application.	Federal Compliance - TILA NMLSR - Individual Originator NMLS information on documents does not match NMLS website: Assignee Liability: Civil actions that may be brought against a creditor may be maintained against any assignee only if the violation is apparent on the face of the disclosure or other documents assigned, except where the assignment was voluntary. This civil liability may include $4,000, in the case of an individual transaction, or the lesser of $500,000 or 1% of the creditor's net worth in the case of a class action (effectiveXX/XX/XXXXthis amount increases to the lesser of $1,000,000 or 1%), as well as actual damages, court costs, and attorneys' fees. For an anti-steering violation, the creditor may also be liable in an amount equal to the sum of all finance charges and fees paid by the consumer, unless the creditor demonstrates the failure to comply is not material. Notwithstanding any other provision of law, when a creditor, assignee, or other holder or anyone acting on behalf of the creditor, assignee, or holder, initiates a judicial or nonjudicial foreclosure of the residential mortgage loan, or any other action to collect the debt in connection with such loan, a consumer may assert a violation as a matter of defense by recoupment or set off without regard for the time limit on a private action for damages.
EffectiveXX/XX/XXXX in addition to the aforementioned, the individual Loan Originator could be liable for statutory damages. The maximum liability is the greater of actual damages or 3 times the loan originator's compensation or gain, plus the cost to the consumer of the action. The Dodd-Frank Act extended the statute of limitations on TILA violations to 3 years from the date of the violation.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																								Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: There is generally no Assignee Liability.			TILA SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	CMLTI 2025-RP3_10014	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX Disaster Name: XXXXXXXXXXXXX Disaster Declaration Date: XX/XX/XXXX	1	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $63,791.58 is underdisclosed from calculated Finance Charge of $64,439.58 in the amount of $648.00.
[3] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA (2010) -  Existence of Escrow Account on Final GFE Inaccurate: RESPA (2010): Existence of escrow account disclosed on Final GFE does not match actual terms.
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - Final TIL Estimated: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Existence of Escrow Account on Final GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																								Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_10007	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX Disaster Name: XXXXXXXXX, XXXXXXXXXXXX Disaster Declaration Date: XX/XX/XXXX	1	3	[3] Federal Compliance - 2011 TIL-MDIA - Introductory Escrow Payment Inaccurate: Truth in Lending Act (MDIA 2011): The amount of taxes and insurance, including any mortgage insurance, on the Final TIL does not match the amount of taxes and insurance, including any mortgage insurance, for the loan.
[3] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Introductory Total Payment (PITI) Inaccurate: Truth in Lending Act (MDIA 2011):  Total payment amount (PITI) on the Final TIL does not match the total payment amount for the loan.
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX014)
[2] Federal Compliance - RESPA (2010) - 10% Tolerance Without Cure: RESPA (2010): 10% tolerance violation without  evidence of sufficient cure provided.
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.	Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Missing evidence of appraisal receipt three (3) business days prior to closing.	Federal Compliance - 2011 TIL-MDIA - Introductory Escrow Payment Inaccurate: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Introductory Total Payment (PITI) Inaccurate: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA (2010) - 10% Tolerance Without Cure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																								Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_10001	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Limited Cash-out GSE	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX Disaster Name: XXXXXXXXXXXXX Disaster Declaration Date: XX/XX/XXXX			1				3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $49,598.29 is underdisclosed from calculated Finance Charge of $50,352.19 in the amount of $753.90.			Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	CMLTI 2025-RP3_10003	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	3	1				1				3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $162,904.88 is underdisclosed from calculated Finance Charge of $163,709.06 in the amount of $804.18.			Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	CMLTI 2025-RP3_10026	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Investment	Refinance Rate/Term	N/A	3	3	[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX Disaster Name: XXXXXXXXXXXXXX Disaster Declaration Date: XX/XX/XXXX			1				1							-	C	C	C	C	C	A	A	A	A	A	A	A	A	A	A	C	C	C	C	C